UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 0.00%**
U.S. TREASURY SECURITIES - 0.00%**
$325,000	United States Treasury Note	5.000%	2/15/11	$345

	TOTAL U.S. TREASURY SECURITIES			345

	TOTAL GOVERNMENT BONDS			345

	(Cost $323)

SHARES		COMPANY

PREFERRED STOCKS - 0.03%

FOOD AND KINDRED PRODUCTS - 0.02%
181,925	*	Ambev Cia De Bebidas Das	15,020

		TOTAL FOOD AND KINDRED PRODUCTS	15,020

HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
107,310	*	Goodman PLUS Trust	6,153

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,153

SECURITY AND COMMODITY BROKERS - 0.00%**
370,000		Daishin Securities Co Ltd	2,798

		TOTAL SECURITY AND COMMODITY BROKERS	2,798

TRANSPORTATION BY AIR - 0.00%**
1,366	*,m	Malaysian Airline System BHD	0	^

		TOTAL TRANSPORTATION BY AIR	0	^

		TOTAL PREFERRED STOCKS	23,971

		(Cost $25,093)

COMMON STOCKS - 99.60%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
55,422	e	Bureau Veritas S.A.	3,127
3,018		Thessaloniki Port Authority S.A.	59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	$3,186

AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,245		Bonifica Ferraresi e Imprese Agricole S.p.A	130
262,414	*,e	Chiquita Brands International, Inc	4,241
19,082	e	Griffin Land & Nurseries, Inc (Class A)	611

		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,982

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
66,597	e	Cal-Maine Foods, Inc	1,783
2,271		Seaboard Corp	2,952

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	4,735

AGRICULTURAL SERVICES - 0.00%**
106,492	*	Black Earth Farming Ltd	367
70,061	*,e	Cadiz, Inc	820
78,952	e	Calavo Growers, Inc	1,499
42,838	*,e	Hanfeng Evergreen, Inc	242
28,900		Hokuto Corp	668
4,475		KWS Saat AG.	779
55,704		MP Evans Group plc	296

		TOTAL AGRICULTURAL SERVICES	4,671

AMUSEMENT AND RECREATION SERVICES - 0.52%
153,742		888 Holdings plc	226
763	e	Accordia Golf Co Ltd	721
443,546	e	Aristocrat Leisure Ltd	2,054
25,700	e	Aruze Corp	421
303,099	*	Bally Technologies, Inc	11,630
951,550		Berjaya Sports Toto BHD	1,218
63,210		Betsson AB (Series B)	991
33,064	*	bwin Interactive Entertainment	1,500
47,723		Churchill Downs, Inc	1,837
19,629	*	Codere S.A.	183
17,132		CTS Eventim AG.	776
70,148		Dover Downs Gaming & Entertainment, Inc	400
1,211,542	*	Electronic Arts, Inc	23,080
22,916	*	Euro Disney SCA	210
248	e	Fields Corp	372
13,517		Fiera Milano S.p.A.	102
59,000		Fuji Kyuko Co Ltd	277
14,729,000	*,e	Galaxy Entertainment Group Ltd	6,500
602,000	*	Gallant Venture Ltd	158
14,000		GL Events	323
84,715	*	Great Canadian Gaming Corp	644

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,821	*,e	Groupe Partouche	$62
44,870	*	Gruppo Coin S.p.A.	254
42,700		Heiwa Corp	471
486,195		IG Group Holdings plc	2,589
127,518		International Speedway Corp (Class A)	3,516
118,953		Intralot S.A.-Integrated Lottery Systems & Services	820
75,409	*	Juventus Football Club S.p.A	113
151,840		Kangwon Land, Inc	2,242
1,815,616		Ladbrokes plc	5,438
80,856	*,e	Lakes Entertainment, Inc	272
218,262	*	Life Time Fitness, Inc	6,122
488,501	*,e	Live Nation, Inc	4,001
7,644	e	Lottomatica S.p.A.	171
107,353		Luminar Group Holdings plc	165
9,739	*	Meetic	326
1,922,258	*,e	Melco PBL Entertainment Macau Ltd (ADR)	13,379
125,960	*,e	Multimedia Games, Inc	645
7,181,755		NagaCorp Ltd	945
176,249		Nintendo Co Ltd	45,159
204,230		OPAP S.A.	5,266
41,208	e	Oriental Land Co Ltd	2,901
670		Pacific Golf Group International Holdings KK	469
102,473		Paddy Power plc	3,119
195,967	*,e	PartyGaming plc	849
953,294	*	Penn National Gaming, Inc	26,368
346,440	*	Pinnacle Entertainment, Inc	3,530
603,767	e	Publishing & Broadcasting Ltd	1,582
593,057	*,e	Rank Group plc	846
3,880,000		Resorts World BHD	3,072
38,950,600	*	Rexcapital Financial Holdings Ltd	3,468
62,100	e	Round One Corp	526
694,715	e	Sega Sammy Holdings, Inc	9,039
2,010,000		SJM Holdings Ltd	1,089
36,690		SkiStar AB (Series B)	663
397,050		Sky City Entertainment Group Ltd	932
62,442	*	Snai S.p.A.	291
67,628		Speedway Motorsports, Inc	973
465,311	*	Sportingbet plc	519
1,023,344	e	TABCORP Holdings Ltd	6,437
475,300		Tanjong plc	2,060
4,401,866		Tattersall’s Ltd	9,864
207,116	*	Ticketmaster	2,421
248,000	e	Tokyo Dome Corp	760
93,142	*,e	Town Sports International Holdings, Inc	234
57,100		Valor Co Ltd	520
58,021		Vocento S.A.	390

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,110,341		Walt Disney Co	$250,169
331,947	*,e	Warner Music Group Corp	1,836
1,200,983		William Hill plc	3,384
188,313	*,e	WMS Industries, Inc	8,391
108,340	e	World Wrestling Entertainment, Inc (Class A)	1,518
38,000	e	Yomiuri Land Co Ltd	140
27,100		Yoshimoto Kogyo Co Ltd	404
195,178	*,e	Youbet.com, Inc	410

		TOTAL AMUSEMENT AND RECREATION SERVICES	494,753

APPAREL AND ACCESSORY STORES - 0.73%
272,488	e	Abercrombie & Fitch Co (Class A)	8,959
596,455	*,e	Aeropostale, Inc	25,928
140,095	*,e	American Apparel, Inc	492
2,650,476		American Eagle Outfitters, Inc	44,687
643,226	*,e	AnnTaylor Stores Corp	10,221
74,000		Aoyama Trading Co Ltd	1,270
3,380,000	*	Apac Resources Ltd	244
120,977	e	Bebe Stores, Inc	890
4,693,400		Belle International Holdings Ltd	4,821
33,449		Bjoern Borg AB	271
224,232	e	Brown Shoe Co, Inc	1,798
129,256	e	Buckle, Inc	4,413
499,057		Burberry Group plc	4,016
494,245	*	Carter’s, Inc	13,196
188,838		Cato Corp (Class A)	3,832
9,821		Charles Voegele Holding AG.	431
16,900	*,e	Charlotte Russe Holding, Inc	296
650,822	*,e	Charming Shoppes, Inc	3,196
646,329	*	Chico’s FAS, Inc	8,402
110,957	*,e	Children’s Place Retail Stores, Inc	3,324
24,500		Chiyoda Co Ltd	348
195,080	e	Christopher & Banks Corp	1,321
90,687	*,e	Citi Trends, Inc	2,582
348,045	*,e	Collective Brands, Inc	6,032
23,862	*,e	Destination Maternity Corp	433
246,059	*,e	Dress Barn, Inc	4,412
72,919	*,e	DSW, Inc (Class A)	1,165
10,637		Etam Developpement S.A.	238
61,414	e	Fast Retailing Co Ltd	7,772
330,467	e	Finish Line, Inc (Class A)	3,358
860,452		Foot Locker, Inc	10,282
52,309		Forzani Group Ltd/The	660
239,869		Foschini Ltd	1,980
5,143,030		Gap, Inc	110,060
1,514,000		Giordano International Ltd	377

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

386,988	*,e	Hanesbrands, Inc	$8,282
810,327	e	Hennes & Mauritz AB (B Shares)	45,507
42,120	e	Honeys Co Ltd	304
246,930	*,e	Hot Topic, Inc	1,850
217,554		Inditex S.A.	12,483
291,826	*,e	J Crew Group, Inc	10,453
89,888	*	JOS A Bank Clothiers, Inc	4,024
107,809		KappAhl Holding AB	767
2,574,694	*	Kohl’s Corp	146,885
1,453,228	e	Limited Brands, Inc	24,690
16,214		Lotte Shopping Co Ltd	4,369
342,771	*	Lululemon Athletica, Inc	7,798
23,098		Macintosh Retail Group NV	478
133,407	*,e	New York & Co, Inc	683
80,400	e	Nishimatsuya Chain Co Ltd	845
1,612,792	e	Nordstrom, Inc	49,254
371,535	*	Pacific Sunwear Of California, Inc	1,913
70,537	e	Reitmans Canada Ltd	1,039
44,100		Right On Co Ltd	432
94,615	*,e	rnb Retail and Brands AB	100
937,861	e	Ross Stores, Inc	44,802
47,534	*,e	Shoe Carnival, Inc	733
289,507	e	Sports Direct International plc	474
221,416		Stage Stores, Inc	2,870
33,181	*,e	Syms Corp	268
159,540	e	Talbots, Inc	1,473
506,670		Truworths International Ltd	2,867
138,210	*,e	Tween Brands, Inc	1,160
163,207	*,e	Under Armour, Inc (Class A)	4,542
38,400		United Arrows Ltd	337
542,831	*	Urban Outfitters, Inc	16,377
678,664	*,e	Wet Seal, Inc (Class A)	2,565
1,215,675		Woolworths Holdings Ltd	2,614

		TOTAL APPAREL AND ACCESSORY STORES	694,945

APPAREL AND OTHER TEXTILE PRODUCTS - 0.28%
86,900	e	Benetton Group S.p.A.	880
1,571,000	e	C C Land Holdings Ltd	849
3,518,600		China Dongxiang Group Co	2,347
670,000		China Ting Group Holdings Ltd	99
61,311	e	Columbia Sportswear Co	2,524
22,200	e	Daidoh Ltd	167
1,898,297	e	Debenhams plc	2,304
45,000		Descente Ltd	207
19,600	*	F&A Aqua Holdings, Inc	240
19,133		Gerry Weber International AG.	635

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,600	*,e	G-III Apparel Group Ltd	$1,112
754,504		Guess ?, Inc	27,947
509,000		Gunze Ltd	2,331
184,949	*,e	Gymboree Corp	8,948
15,911	e	Hermes International	2,348
34,074		Hugo Boss AG.	1,327
483,750	e	Jones Apparel Group, Inc	8,674
901,700	e	Li Ning Co Ltd	2,775
522,553	e	Liz Claiborne, Inc	2,576
120,716	*	Maidenform Brands, Inc	1,939
6,442		Mariella Burani S.p.A.	24
46,143		New Wave Group AB (B Shares)	169
1,111,776		Nike, Inc (Class B)	71,932
95,567	e	Onward Kashiyama Co Ltd	711
1,097,934	e	Pacific Brands Ltd	1,162
504,722		Phillips-Van Heusen Corp	21,597
333,844	e	Polo Ralph Lauren Corp (Class A)	25,579
718,500	*	Quiksilver, Inc	1,976
101,000	e	Sanyo Shokai Ltd	332
111,470		Shimamura Co Ltd	10,940
386,000		Stella International Holdings Ltd	647
33,000	*	Takihyo Co Ltd	183
26,332	e	Ten Cate NV	580
60,000		Tokyo Style Co Ltd	517
136,701	*,e	True Religion Apparel, Inc	3,545
631,854		VF Corp	45,765
92,000		Wacoal Holdings Corp	1,201
243,170	*	Warnaco Group, Inc	10,665

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	267,754

AUTO REPAIR, SERVICES AND PARKING - 0.11%
52,420	*,e	Amerco, Inc	2,404
442,832	*	Avis Europe PLC	251
104,943	e	Dechra Pharmaceuticals PLC	718
123,552	*,e	Dollar Thrifty Automotive Group, Inc	3,038
82,162	e	Genus plc	900
382,978	e	Helphire PLC	269
720,478	*,e	Hertz Global Holdings, Inc	7,803
71,285	*,e	Midas, Inc	670
82,178	e	Monro Muffler, Inc	2,612
150,747	*	Northgate PLC	569
147,500	*,e	Park24 Co Ltd	1,699
345,678		Ryder System, Inc	13,502
11,004		Sixt AG.	333
18,125		Sixt AG. (Preference)	424
2,108,342		Standard Chartered plc	51,958

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

153,131		Standard Chartered plc (Hong Kong)	$3,768
66,538	*,e	Standard Parking Corp	1,164
253,413	*	Wright Express Corp	7,478

		TOTAL AUTO REPAIR, SERVICES AND PARKING	99,560

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
765,591		Advance Auto Parts	30,073
47,814	*,e	America’s Car-Mart, Inc	1,145
183,199		Asbury Automotive Group, Inc	2,323
433,937	*,e	Autonation, Inc	7,846
221,665	*	Autozone, Inc	32,413
170,493		Canadian Tire Corp Ltd	9,198
678,954	*,e	Carmax, Inc	14,190
425,656	*	Copart, Inc	14,136
4,570	e	Gulliver International Co Ltd	322
411,076		Halfords Group plc	2,314
6,028,590		Inchcape plc	2,712
95,508	*	Lithia Motors, Inc (Class A)	1,489
225,504	*	Lookers plc	214
1,720	*	MarineMax, Inc	13
62,006		MOL Hungarian Oil and Gas plc	5,178
411,347	*,e	O’Reilly Automotive, Inc	14,866
631,160		Pendragon plc	386
393,908	e	Penske Auto Group, Inc	7,555
4,575	*,m	Rodriguez Group	19
182,922	*,e	Rush Enterprises, Inc (Class A)	2,363
187,737	e	Sonic Automotive, Inc (Class A)	1,971
740	*	TravelCenters of America LLC	4
16,780	*	US Auto Parts Network, Inc	91

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	150,821

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.44%
129,368	e	Alesco Corp Ltd	516
96,039	*,e	Builders FirstSource, Inc	419
48,313	e	Clas Ohlson AB (B Shares)	863
138,400		DCM Japan Holdings Co Ltd	945
503,374	e	Fastenal Co	19,481
8,446,523		Home Depot, Inc	225,014
65,900	e	Keiyo Co Ltd	333
4,868,119		Kingfisher plc	16,564
6,906,153		Lowe’s Cos, Inc	144,615
71,296	*,e	Lumber Liquidators, Inc	1,546
65,000		Nice Holdings, Inc	138
63,997		Praktiker Bau- und Heimwerkermaerkte AG.	883
172,932	*,e	RONA, Inc	2,423

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,900		Stella-Jones, Inc	$140
279,476	e	Travis Perkins plc	3,721
34,000		Wood One Co Ltd	110

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	417,711

BUSINESS SERVICES - 6.33%
2,378,189	*	3Com Corp	12,438
80,941	*	3D Systems Corp	747
264,049	e	Aaron Rents, Inc	6,971
270,698	e	ABM Industries, Inc	5,695
37,853	*	Absolute Software Corp	202
170,446	*,e	Acacia Research (Acacia Technologies)	1,485
251	*,e	Access Co Ltd	709
250,560	*,e	ACI Worldwide, Inc	3,791
224,014	*,e	ActivIdentity Corp	621
2,147,957	*	Activision Blizzard, Inc	26,613
257,797	*	Actuate Corp	1,490
497,861		Acxiom Corp	4,710
704,329		Adecco S.A.	37,449
106,684	e	Administaff, Inc	2,803
3,447,659	*	Adobe Systems, Inc	113,910
85,142	*,e	Advent Software, Inc	3,427
1,231,037		Aegis Group PLC	2,203
25,300		Aeon Delight Co Ltd	358
607,865	*	Affiliated Computer Services, Inc (Class A)	32,928
345,501	e	Aggreko PLC	3,876
234,065	e	Aircastle Ltd	2,263
579,128	*,e	Akamai Technologies, Inc	11,397
550,807	*,e	Alliance Data Systems Corp	33,643
150,447	e	Alpha Systems, Inc	3,084
135,699	*,e	Altran Technologies S.A.	751
790,072	*	Amdocs Ltd	21,237
185,873	*	American Reprographics Co	1,770
124,256		American Software, Inc (Class A)	811
167,048	*,e	AMICAS, Inc	601
239,655	*	AMN Healthcare Services, Inc	2,279
321,652		Anite plc	182
328,633	*,e	Ansys, Inc	12,314
127,497	*,e	APAC Customer Services, Inc	754
129,428	e	Arbitron, Inc	2,687
68,212	*,e	ArcSight, Inc	1,642
359,387		Argo Graphics, Inc	4,164
480,172	*,e	Ariba, Inc	5,570
83,171	*	Arques Industries AG.	231
814,729	*	Art Technology Group, Inc	3,145
46,282	*	AS. Roma S.p.A	61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,400	e	Asatsu-DK, Inc	$663
679,261		Ashtead Group plc	934
110,263		Asseco Poland S.A.	2,374
74,638	*,e	Asset Acceptance Capital Corp	541
164,915	*	athenahealth, Inc	6,328
436,359	e	Atos Origin S.A.	22,030
1,046,958	*	Autodesk, Inc	24,918
1,953,552		Automatic Data Processing, Inc	76,775
6,555,811	*	Autonomy Corp plc	170,672
800,335		Aveva Group plc	11,748
790,538	*,e	Avis Budget Group, Inc	10,562
241,994	*	Avocent Corp	4,905
73,703		B2W Companhia Global Do Varejo	2,072
39,900		Barrett Business Services, Inc	422
24,667		Bechtle AG.	624
453,868	e	BGC Partners, Inc (Class A)	1,943
218,235	e	Blackbaud, Inc	5,063
155,873	*,e	Blackboard, Inc	5,889
195,460	*	Blue Coat Systems, Inc	4,415
884,252	*	BMC Software, Inc	33,186
152,830	*	Bottomline Technologies, Inc	1,972
457,161	*,e	BPZ Energy, Inc	3,438
260,991		Brady Corp (Class A)	7,496
270,629		Brink’s Co	7,283
208,418	*	Brink’s Home Security Holdings, Inc	6,417
28,735		Brunel International	982
87,945	*	Bull S.A.	429
1,959,518		CA, Inc	43,090
137,919	e	Cabcharge Australia Ltd	692
241,232	*,e	CACI International, Inc (Class A)	11,403
810,693	*	Cadence Design Systems, Inc	5,950
42,056	*,e	CAI International, Inc	310
23,454		Cairo Communication S.p.A	82
169,687	*,e	Callidus Software, Inc	511
491,485		Cam Finanziaria S.p.A.	257
63,300	e	Capcom Co Ltd	1,244
75,227	*,e	Capella Education Co	5,066
175,990	*,e	Cavium Networks, Inc	3,779
216,246	*,e	CBIZ, Inc	1,613
11,297		Cegid Group	266
99,100	e	Century Leasing System, Inc	1,083
207,658	*,e	Cerner Corp	15,533
5,128		Cewe Color Holding AG.	178
906,412	*	CGI Group, Inc	10,616
201,400	*	Check Point Software Technologies	5,710
5,512,000	*	China LotSynergy Holdings Ltd	220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,000		Chinese Gamer International Corp	$675
13,600	*	Chiyoda Integre Co Ltd	180
185,208	*	Chordiant Software, Inc	720
418,419	*	Ciber, Inc	1,674
625,919	*,e	Citrix Systems, Inc	24,555
124,993	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	875
58,316	*,e	Clinical Data, Inc	972
225,135	*,e	Cogent Communications Group, Inc	2,544
326,229	*,e	Cogent, Inc	3,295
198,271		Cognex Corp	3,248
1,688,029	*	Cognizant Technology Solutions Corp (Class A)	65,259
274,912	*	Commvault Systems, Inc	5,704
1,003,601		Companhia Brasileira de Meios de Pagamento	9,959
192,062	e	Compass Diversified Trust	2,011
78,617	*,e	Compellent Technologies, Inc	1,419
298,467	e	Computacenter plc	1,527
46,444	e	Computer Programs & Systems, Inc	1,923
1,085,114	*	Computer Sciences Corp	57,196
72,079	*,e	Computer Task Group, Inc	585
488,129	e	Computershare Ltd	4,806
1,656,918	*	Compuware Corp	12,145
94,292	*	COMSYS IT Partners, Inc	603
199,314	*,e	Concur Technologies, Inc	7,925
140,101	e	Connaught plc	907
115,232	*,e	Constant Contact, Inc	2,218
782,592	*	Convergys Corp	7,779
1,676,000	e	COSCO Pacific Ltd	2,405
97,730	*,e	CoStar Group, Inc	4,028
42,422		Cramo Oyj (Series B)	669
591,000		CSE Global Ltd	334
224,535	*	CSG Systems International, Inc	3,595
97,000	e	CSK Holdings Corp	366
164,091		Ctrip.com International Ltd (ADR)	9,647
590	e	CyberAgent, Inc	758
348,688	*,e	Cybersource Corp	5,813
16,720	e	Dassault Systemes S.A.	932
184,608	*,e	DealerTrack Holdings, Inc	3,491
97,439	*,e	Deltek, Inc	749
340,626	e	Deluxe Corp	5,825
178	e	Dena Co Ltd	492
147,800	e	Dentsu, Inc	3,441
13,981		Devoteam S.A.	381
125,106	*,e	Dice Holdings, Inc	821
209,242	*	Digital River, Inc	8,437
154,753	*,e	DivX, Inc	845
118,034	*	Double-Take Software, Inc	1,203

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

769,069	*,e	DST Systems, Inc	$34,454
21,600		DTS Corp	198
77,700		Duskin Co Ltd	1,460
40,949	*	Dynamics Research Corp	533
418,331	*,e	DynCorp International, Inc (Class A)	7,530
1,696		eAccess Ltd	1,185
735,868	e	Earthlink, Inc	6,189
6,091,374	*	eBay, Inc	143,816
34,190	*,e	Ebix, Inc	1,893
158,712	*,e	Echelon Corp	2,043
301,836	*	Eclipsys Corp	5,825
74,800		EDB Business Partner ASA	316
100,514		Electro Rent Corp	1,158
277,669	*	Electronics for Imaging, Inc	3,129
33,558	*	eLoyalty Corp	269
1,064,196		Emeco Holdings Ltd	821
252,000	e	Ementor ASA	1,592
5,363		Engineering Ingegneria Informatica S.p.A.	189
243	e	en-japan, Inc	333
298,765	*,e	Epicor Software Corp	1,903
159,183	*,e	EPIQ Systems, Inc	2,308
464,755		Equifax, Inc	13,543
57,564	e	Euromoney Institutional Investor plc	343
656,572	*,e	Evergreen Energy, Inc	407
13,042		Exact Holding NV	342
76,516	*,e	ExlService Holdings, Inc	1,137
753,118	*,e	Expedia, Inc	18,037
2,749,627		Experian Group Ltd	23,136
358,817	*	F5 Networks, Inc	14,220
155,887		Factset Research Systems, Inc	10,326
259,736	e	Fair Isaac Corp	5,582
177,010	*,e	FalconStor Software, Inc	880
928,407	e	Fidelity National Information Services, Inc	23,684
59,616		Fidessa Group plc	1,115
8,309		Fimalac	438
62,968	*	First Advantage Corp (Class A)	1,168
28,510	*	FirstService Corp	550
477,144	*,e	Fiserv, Inc	22,998
66,926		Fluidra S.A.	293
75,973	*,e	Forrester Research, Inc	2,024
25	*,e	Freebit Co Ltd	133
92,175		F-Secure Oyj	393
40,500		FUJI SOFT, Inc	682
4,749,360	e	Fujitsu Ltd	31,057
229		Future Architect, Inc	97
46,497		Fuyo General Lease Co Ltd	1,046

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

311,115	*,e	Gartner, Inc	$5,684
16,444	*	General de Alquiler de Maquinaria	171
1,790	*	Gerber Scientific, Inc	11
14,992	e	Gestevision Telecinco S.A.	189
58,189		GFI Informatique	323
201,511	*,e	Global Cash Access, Inc	1,473
102,164	*,e	Global Sources Ltd	702
60,800	*,e	GMO internet, Inc	266
1,449,134	*	Google, Inc (Class A)	718,552
134	e	Gourmet Navigator, Inc	331
350,000	*	Gravity Co Ltd (ADR)	669
14,200	*	Gree, Inc	774
617	e	Green Hospital Supply, Inc	436
8,777		Grenkeleasing AG.	347
921,497		Group 4 Securicor plc	3,249
55,596		Groupe Steria SCA	1,977
367,618	*,e	Gruppo Editoriale L’Espresso S.p.A.	1,001
78,659	*,e	GSE Systems, Inc	489
153,604	*,e	H&E Equipment Services, Inc	1,740
280,525	*,e	Hackett Group, Inc	814
17,352	e	Hakuhodo DY Holdings, Inc	945
629,134	e	Havas S.A.	2,669
1,796,861	e	Hays plc	2,987
219,942		HCL Technologies Ltd	1,558
105,896		Healthcare Locums plc	442
211,749	e	Healthcare Services Group	3,888
185,503	e	Heartland Payment Systems, Inc	2,692
23,020	*,e	HeartWare International, Inc	690
94,004	e	Heidrick & Struggles International, Inc	2,187
34,446	*	Hi-Media S.A.	239
25,600		Hitachi Information Systems Ltd	826
21,400		Hitachi Systems & Services Ltd	510
334,185	*,e	HLTH Corp	4,882
128,134	*	HMS Holdings Corp	4,899
448,800		Hogg Robinson Group plc	256
156,012	*,e	i2 Technologies, Inc	2,502
1,047,661	e	IBA Health Group Ltd	772
30,500	e	IBJ Leasing Co Ltd	440
49,632	*	ICT Group, Inc	521
993		IDS Scheer AG.	22
173,888		iGate Corp	1,492
178,625	*,e	IHS, Inc (Class A)	9,133
136,280		iiNET Ltd	248
37,344	e	Imergent, Inc	294
1,672,034		IMS Health, Inc	25,666
420,325	e	Indra Sistemas S.A.	10,481

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,072		Industrial & Financial Systems	$361
85,100		Ines Corp	723
213,399	e	infoGROUP, Inc	1,496
691,117	*,e	Informatica Corp	15,605
431,900	a	Information Development Co	2,887
13,900		Information Services International-Dentsu Ltd	99
165,842	e	Infospace, Inc	1,284
676,265		Infosys Technologies Ltd	32,424
23,300		Infosys Technologies Ltd (ADR)	1,130
137,180	*,e	Innerworkings, Inc	678
123,407	*,e	Innodata Isogen, Inc	981
103,567	*,e	Integral Systems, Inc	715
15,915	a	Intelligent Wave, Inc	2,828
118,001		Interactive Data Corp	3,093
101,023	*	Interactive Intelligence, Inc	1,931
309,203	*,e	Internap Network Services Corp	993
131,686	*,e	Internet Brands, Inc (Class A)	1,051
192,443	*	Internet Capital Group, Inc	1,609
99	e	Internet Initiative Japan, Inc	231
4,496,596	*,e	Interpublic Group of Cos, Inc	33,814
83,730	e	Intrum Justitia AB	937
1,135,644	*,e	Intuit, Inc	32,366
239,867	*	inVentiv Health, Inc	4,013
270,395	e	Ipass, Inc	373
175,710	e	Iress Market Technology Ltd	1,316
684,461	*,e	Iron Mountain, Inc	18,248
109,629		IT Holdings Corp	1,513
451,856	e	ITE Group plc	883
424,693	e	Jack Henry & Associates, Inc	9,968
51,308	e	JC Decaux S.A.	1,111
148,248	*	JDA Software Group, Inc	3,253
320,045	e	JSR Corp	6,560
2,911,344	*	Juniper Networks, Inc	78,665
253	e	Kakaku.com, Inc	930
9,103		Kardex AG.	312
159,116		Kelly Services, Inc (Class A)	1,957
167,327	*	Kenexa Corp	2,256
62,320	*	Keynote Systems, Inc	588
175,020	*	Kforce, Inc	2,104
150,368	*,e	Knot, Inc	1,642
76,133	e	Konami Corp	1,552
82,367		Kontron AG.	1,010
239,452	*	Korn/Ferry International	3,494
172,972	*,e	Lamar Advertising Co (Class A)	4,746
56,988		Lavendon Group PLC	166
872,323	*	Lawson Software, Inc	5,443

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

202,751	*,e	Limelight Networks, Inc	$823
325,849	*	Lionbridge Technologies	847
74,313	*,e	Liquidity Services, Inc	767
231,693	*	Liveperson, Inc	1,168
2,183,612	e	LogicaCMG plc	4,540
18,700	*	LogMeIn, Inc	342
630	*	LoJack Corp	3
44,793	*,e	Longtop Financial Technologies Ltd (ADR)	1,275
104,585	e	Loomis AB	1,028
49,183	*	MacDonald Dettwiler & Associates Ltd	1,444
432		Macromill, Inc	647
110,977	*,e	Manhattan Associates, Inc	2,242
476,269	e	Manpower, Inc	27,009
124,618	*	Mantech International Corp (Class A)	5,877
128,135	e	Marchex, Inc (Class B)	629
466,594	e	Mastercard, Inc (Class A)	94,321
895,499	*	McAfee, Inc	39,214
21,005	*,e	Medidata Solutions, Inc	318
38,500	e	Meitec Corp	654
523,143	*	Mentor Graphics Corp	4,870
839,419		Michael Page International PLC	4,489
393,235	e	Micro Focus International plc	2,234
46,738,513		Microsoft Corp	1,210,059
67,059	*	MicroStrategy, Inc (Class A)	4,797
517,075		Misys plc	1,707
280,296	e	Mitsubishi UFJ Lease & Finance Co Ltd	8,462
66	*,e	Mixi Inc	436
278,387	*	ModusLink Global Solutions, Inc	2,252
495,012	*,e	MoneyGram International, Inc	1,554
108,741	*	Monotype Imaging Holdings, Inc	915
429,839	*,e	Monster Worldwide, Inc	7,514
1,321,599	e	Moody’s Corp	27,040
67,480		Morgan Sindall plc	717
22,300	e	Moshi Moshi Hotline, Inc	435
765,917	*,e	Move, Inc	2,068
528,667	*	MPS Group, Inc	5,562
251,239	*	MSC Software Corp	2,113
32,899	*,e	NCI, Inc (Class A)	943
1,183,922	*	NCR Corp	16,362
15,557		Ncsoft	2,231
927,399	e	NEC Corp	2,913
37,700		NEC Fielding Ltd	588
40,200		NEC Networks & System Integration Corp	548
33,186	*	Neowiz Games Corp	1,239
233,312	*	Ness Technologies, Inc	1,841
25,401		Net Entertainment NE AB	245

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

286,132	*	Netease.com (ADR)	$13,071
168,099	*,e	NetFlix, Inc	7,761
211,236	*	Netscout Systems, Inc	2,854
52,188	*	NetSuite, Inc	798
147,845	*,e	Network Equipment Technologies, Inc	1,069
57,592	*	NHN Corp	8,481
329,279		NIC, Inc	2,927
76,200		Nihon Unisys Ltd	686
10,000		Nippon Kanzai Co Ltd	187
51,100	e	Nippon System Development Co Ltd	551
335,401		Nippon Systemware Co Ltd	1,132
14,900		Nishio Rent All Co Ltd	118
381,540	e	Nomura Research Institute Ltd	9,075
320,000	*	Norse Energy Corp ASA	226
1,813,348	*	Novell, Inc	8,178
52,500		NS Solutions Corp	962
3,753		NTT Data Corp	12,024
1,407,062	*,e	Nuance Communications, Inc	21,050
7,100	e	OBIC Business Consultants Ltd	393
17,803	e	Obic Co Ltd	3,013
2,106,384		Omnicom Group, Inc	77,810
331,800	*	Omniture, Inc	7,114
207,540	*,e	On Assignment, Inc	1,214
132,303	*,e	Online Resources Corp	816
69,740	*	Open Text Corp	2,613
15,298	*	OpenTable, Inc	422
709,759	*,e	OpenTV Corp (Class A)	979
76,600	e	Opera Software ASA	298
73,828	e	Opnet Technologies, Inc	807
56		OPT, Inc	84
21,688,605		Oracle Corp	451,990
64,221	e	Oracle Corp Japan	2,862
13,710		ORC Software AB	261
44,266		Ordina NV	277
10,069	e	Otsuka Corp	602
655,231	*	Parametric Technology Corp	9,055
287	*,e	Pasona Group, Inc	212
275,000		PCA Corp	2,782
114,940	e	PC-Tel, Inc	718
119,001	e	Pegasystems, Inc	4,109
178,812	*,e	Perficient, Inc	1,479
466,399	*	Perot Systems Corp (Class A)	13,852
74,781	*,e	Pervasive Software, Inc	370
216,422	*	Phase Forward, Inc	3,039
146,906	*,e	Phoenix Technologies Ltd	536
1,852,000		Pico Far East Holdings Ltd	268

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,183	*,e	Portfolio Recovery Associates, Inc	$3,408
371,622	*	Premiere Global Services, Inc	3,088
197,039	*	Progress Software Corp	4,463
160,694	e	Promotora de Informaciones S.A.	917
95,293	*,e	PROS Holdings, Inc	802
38,065		Prosegur Cia de Seguridad S.A.	1,515
485,508	e	Publicis Groupe S.A.	19,474
2,003		PubliGroupe AG.	230
73,868	e	QAD, Inc	336
116,842		Quality Systems, Inc	7,194
333,245	*	Quest Software, Inc	5,615
325,746	*,e	Rackspace Hosting, Inc	5,557
138,768	*	Radiant Systems, Inc	1,490
130,048	*,e	Radisys Corp	1,130
15,824	e	Rakuten, Inc	10,542
74,657	e	Ramirent Oyj	834
77,483		Randstad Holdings NV	3,347
263,298	*,e	Raser Technologies, Inc	403
462,702	*	RealNetworks, Inc	1,721
573,326	*,e	Red Hat, Inc	15,847
59,053		Redflex Holdings Ltd	123
47,122	e	Renaissance Learning, Inc	468
368,669	*	Rent-A-Center, Inc	6,960
52,736	*,e	Rewards Network, Inc	725
16,700		Ricoh Leasing Co Ltd	367
244,013		Rightmove plc	2,164
160,213	*	RightNow Technologies, Inc	2,313
111,028	*,e	Riskmetrics Group Inc	1,623
131,358	e	Ritchie Bros Auctioneers, Inc	3,251
632,912	e	Robert Half International, Inc	15,835
211,965	e	Rollins, Inc	3,996
31,142	*,e	Rosetta Stone, Inc	715
236,544	*,e	RSC Holdings, Inc	1,720
354,444	*	S1 Corp	2,190
19,678		S1 Corp (Korea)	865
118,584	*,e	Saba Software, Inc	499
1,050,934		Sage Group plc	3,920
807,200	*,e	Salesforce.com, Inc	45,954
108,113	*	Sandvine Corp	131
1,626,682		SAP AG.	79,220
82,091		SAP AG. (ADR)	4,012
601,147	*	Sapient Corp	4,833
822,614		Satyam Computer Services Ltd	2,037
81,098	*	SDL plc	469
229,807		Secom Co Ltd	11,572
354,659	e	Securitas AB (B Shares)	3,424

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

226,911	e	Seek Ltd	$1,103
16,239	*	SeLoger.com	651
1,597		SGS S.A.	2,150
226,187	*,e	Shanda Games Ltd (ADR)	2,646
7,601		SimCorp AS	1,558
23,351	*	Sina Corp	886
3,868,423		Singapore Post Ltd	2,540
165,524	*	SK Broadband Co Ltd	732
148,535		Skilled Group Ltd	256
144,334	*	Smith Micro Software, Inc	1,784
30	*	SMS Co Ltd	67
6,409		Societe Des Autoroutes Paris-Rhin-Rhone	488
1,253,593	e	Softbank Corp	27,553
38,162		Software AG.	3,239
133,100	e	Sohgo Security Services Co Ltd	1,579
261,345	*,e	Sohu.com, Inc	17,975
59,338	*,e	SolarWinds, Inc	1,307
189	e	So-net Entertainment Corp	389
112	e	So-net M3, Inc	393
345,210	*	SonicWALL, Inc	2,900
1,082,997	*,e	Sonus Networks, Inc	2,296
9,363		Sopra Group S.A.	618
280,618		Sorun Corp	1,451
358,969	e	Sotheby’s (Class A)	6,185
137,666	*,e	Sourcefire, Inc	2,956
543,839		Speedy Hire plc	376
310,786	*	Spherion Corp	1,930
255,759		Spotless Group Ltd	566
89,714	*	SPSS, Inc	4,481
91,895	e	Square Enix Co Ltd	2,488
251,106	*	SRA International, Inc (Class A)	5,421
117	*	Start Today Co Ltd	235
72,675	*	StarTek, Inc	631
189,607		Sthree plc	785
97,199	*,e	Stratasys, Inc	1,668
529,366		STW Communications Group Ltd	420
198,482	*,e	SuccessFactors, Inc	2,793
3,478,102	*	Sun Microsystems, Inc	31,616
256,381	*,e	SupportSoft, Inc	615
15,132		Sword Group	498
34,525	*	SXC Health Solutions Corp	1,616
314,828	*,e	Sybase, Inc	12,247
212,465	*	SYKES Enterprises, Inc	4,424
4,475,271	*	Symantec Corp	73,708
93,160	*	Synchronoss Technologies, Inc	1,162
163,507	*,e	SYNNEX Corp	4,984

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

804,636	*,e	Synopsys, Inc	$18,040
61,773	e	Syntel, Inc	2,948
1,082,040		Taiwan Secom Co Ltd	1,717
13,750,530		Taiwan-Sogo Shinkong Security Corp	8,982
459,735	e	Take-Two Interactive Software, Inc	5,154
75,040	e	TAL International Group, Inc	1,067
158,318	*,e	Taleo Corp (Class A)	3,584
657,628		Tata Consultancy Services Ltd	8,489
53,085	*	TechTarget, Inc	303
137,646	*	Telecity Group plc	704
67,734		Teleperformance	2,273
245,718	*	TeleTech Holdings, Inc	4,192
804,597	*,e	Temenos Group AG.	18,867
1,367,900	e	Tencent Holdings Ltd	22,257
45,118	e	Textainer Group Holdings Ltd	722
433,818	*,e	THQ, Inc	2,967
926,779	*	TIBCO Software, Inc	8,795
84,231	*	Tier Technologies, Inc	714
108,519		Tietoenator Oyj	2,160
31,700		TKC	692
135,746	*	TNS, Inc	3,719
2,256,000	*	Tom Group Ltd	169
165,700		Tomra Systems ASA	775
542,856	e	Total System Services, Inc	8,745
28,872		TradeDoubler AB	302
278,553	*	TradeStation Group, Inc	2,270
32,300		Trans Cosmos, Inc/Japan	297
27,823	*,e	Travelzoo, Inc	393
122,862	e	Trend Micro, Inc	4,585
251,211	*	TrueBlue, Inc	3,535
75,250	*,e	UBISOFT Entertainment	1,425
118,091	*,e	Ultimate Software Group, Inc	3,392
62,716	*,e	Unica Corp	478
2,488,958	*,e	Unisys Corp	6,646
21,991		Unit 4 Agresso NV	473
51,519	e	United Internet AG.	777
492,238		United Online, Inc	3,958
346,963	*	United Rentals, Inc	3,574
74,737		USG People NV	1,550
22,216		USS Co Ltd	1,324
569,595	*,e	Valueclick, Inc	7,513
130,145	*,e	Vasco Data Security International	966
360,000		Venture Corp Ltd	2,298
219		VeriSign Japan KK	90
1,177,745	*,e	VeriSign, Inc	27,901
125,001		Viad Corp	2,489

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

65,449	*	Virtusa Corp	$621
2,749,851	e	Visa, Inc (Class A)	190,041
924,768	*	VMware, Inc (Class A)	37,148
79,820	*	Vocus, Inc	1,667
74,937	*,e	Volt Information Sciences, Inc	916
24,254	*	WebMD Health Corp (Class A)	803
288,387	*,e	Websense, Inc	4,845
167,481	*	Website Pros, Inc	1,187
382,599		Wipro Ltd	4,789
122,797		Wirecard AG.	1,463
371		Works Applications Co Ltd	255
126,513		Wotif.com Holdings Ltd	615
2,345,235		WPP plc	20,127
24,241	e	Yahoo! Japan Corp	8,237
7,886,598	*	Yahoo!, Inc	140,459

		TOTAL BUSINESS SERVICES	5,985,701

CHEMICALS AND ALLIED PRODUCTS - 11.02%
31,600	*	5N Plus, Inc	185
7,176,770		Abbott Laboratories	355,035
73,781	*,b,m	Able Laboratories, Inc	0	^
26,628	*,e	Abraxis Bioscience, Inc	969
124,954		Accsys Technologies plc	122
191,287	*,e	Acorda Therapeutics, Inc	4,453
88,129	*	Actelion Ltd	5,472
15,407	*,e	Acura Pharmaceuticals, Inc	79
2,633	*	Addex Pharmaceuticals Ltd	88
128,500		ADEKA Corp	1,286
323,365	*,e	Adolor Corp	514
312,345	e	Agrium, Inc	15,614
238,761	e	Air Liquide	27,165
1,067,978		Air Products & Chemicals, Inc	82,854
328,400		Air Water, Inc	3,783
1,556,328		Alapis Holding Industrial and Commercial S.A.	1,366
160,991	*	Albany Molecular Research, Inc	1,394
288,025		Albemarle Corp	9,966
862,803		Alberto-Culver Co	23,882
350,246	*,e	Alexion Pharmaceuticals, Inc	15,600
7,382		ALK-Abello AS	688
466,004	*,e	Alkermes, Inc	4,283
298,847	*,e	Allos Therapeutics, Inc	2,167
178,310	*,e	Alnylam Pharmaceuticals, Inc	4,044
85,005	*,e	AMAG Pharmaceuticals, Inc	3,713
329,138	*,e	American Oriental Bioengineering, Inc	1,600
94,412	e	American Vanguard Corp	785
8,804,825	*	Amgen, Inc	530,315

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,796	*,e	Amicus Therapeutics, Inc	$654
3,834		Amorepacific Corp	2,746
110	*	AnGes MG, Inc	187
590,994	*	Antisoma PLC	333
141,896	e	Arch Chemicals, Inc	4,255
67,690	*,e	Ardea Biosciences, Inc	1,240
456,550	*,e	Arena Pharmaceuticals, Inc	2,041
48,500	e	Arisawa Manufacturing Co Ltd	349
60,633	e	Arkema	2,137
314,700	*,e	Arqule, Inc	1,429
253,036	*,e	Array Biopharma, Inc	602
101,030	*,e	ARYx Therapeutics, Inc	316
1,794,113	e	Asahi Kasei Corp	9,134
23,000	*	ASKA Pharmaceutical Co Ltd	223
384,204	*	Aspen Pharmacare Holdings Ltd	3,163
739,580	e	Astellas Pharma, Inc	30,402
1,509,046		AstraZeneca plc	67,624
194,391	e	AstraZeneca plc (ADR)	8,738
45,544	*	Atrium Innovations Inc	625
18,181	e	Auriga Industries (Class B)	334
289,800	*,e	Auxilium Pharmaceuticals, Inc	9,914
346,207	*,e	AVANIR Pharmaceuticals, Inc	720
504,894		Avery Dennison Corp	18,181
443,434	*,e	AVI BioPharma, Inc	763
1,384,242		Avon Products, Inc	47,009
44,942	*	Axis-Shield PLC	305
5,087		Bachem Holding AG.	344
102,719		Balchem Corp	2,702
2,072,730		BASF AG.	109,830
8,698	*	Basilea Pharmaceutica	875
14,242		Beiersdorf AG.	836
106,057	*,e	BioCryst Pharmaceuticals, Inc	874
48,018	*,e	Biodel, Inc	258
67,656	*,e	BioDelivery Sciences International, Inc	325
1,614,806	*	Biogen Idec, Inc	81,580
308,260	*,e	BioMarin Pharmaceuticals, Inc	5,573
68,152	*,e	BioMimetic Therapeutics, Inc	832
145,500	*	Bioms Medical Corp	45
18,302	*,e	Biospecifics Technologies Corp	586
5,872		Biotest AG.	374
12,980		Biotest AG. (Preference)	784
287,435	e	Biovail Corp	4,435
7,000	*	Biovitrum AB	60
14,469		Boiron S.A.	529
182,751		Braskem S.A.	1,162
7,917,382		Bristol-Myers Squibb Co	178,299

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

784,398		Cabot Corp	$18,127
122,449	*,e	Cadence Pharmaceuticals, Inc	1,354
276,050	*,e	Calgon Carbon Corp	4,094
165,702	*	Cambrex Corp	1,044
61,456		Campbell Brothers Ltd	1,604
40,900	*	Cangene Corp	162
87,811	*,e	Caraco Pharmaceutical Laboratories Ltd	447
77,761	*,e	Cardiome Pharma Corp	338
43,406	*,e	Cardiovascular Systems, Inc	316
635,132		Celanese Corp (Series A)	15,878
1,987,777	*	Celgene Corp	111,117
2,975,849	*,e	Cell Therapeutics, Inc	3,660
134,036	*,e	Celldex Therapeutics, Inc	736
85,234	*	Celltrion, Inc	1,121
223,908	*,e	Cephalon, Inc	13,040
573,256		CF Industries Holdings, Inc	49,432
206,072	*,e	Charles River Laboratories International, Inc	7,621
29,509	e	Chase Corp	345
143,929	*,e	Chattem, Inc	9,558
48,010	*	Chelsea Therapeutics International, Inc	121
189,720		Chemring Group PLC	7,410
40,420	*,e	China Green Agriculture, Inc	474
148,682	*,e	China Precision Steel, Inc	404
36,605	*,e	China-Biotics, Inc	586
128,053		Christian Dior S.A.	12,649
623,828	e	Chugai Pharmaceutical Co Ltd	12,905
76,000		Chugoku Marine Paints Ltd	478
408,799	e	Church & Dwight Co, Inc	23,195
604,759		Cipla Ltd	3,519
305,364		Clariant AG.	2,779
637,875		Clorox Co	37,520
450	e	CMIC Co Ltd	124
2,721,480		Colgate-Palmolive Co	207,594
77,659	*,e	Cornerstone Therapeutics, Inc	509
145,592	e	Croda International	1,526
22,717	*	CropEnergies AG.	92
978,690		CSL Ltd	28,889
338,175	*	Cubist Pharmaceuticals, Inc	6,831
12,600	*	Cumberland Pharmaceuticals, Inc	204
356,063	*,e	Curis, Inc	833
188,643	*,e	Cypress Bioscience, Inc	1,541
377,713	e	Cytec Industries, Inc	12,264
185,984	*	Cytokinetics, Inc	984
121,633	*,e	Cytori Therapeutics, Inc	480
104,000		Dai Nippon Toryo Co Ltd	118
892,785		Daicel Chemical Industries Ltd	5,391

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

608,365	e	Daiichi Sankyo Co Ltd	$12,558
70,000		Dainichiseika Color & Chemicals Manufacturing Co Ltd	232
402,784		Dainippon Ink and Chemicals, Inc	574
113,195	e	Dainippon Sumitomo Pharma Co Ltd	1,235
127,000		Daiso Co Ltd	398
446,242	*,e	Dendreon Corp	12,490
20,677	*	Devgen	257
39,027		DiaSorin S.p.A.	1,314
546,834	*,e	Discovery Laboratories, Inc	744
7,192,766	e	Dow Chemical Co	187,515
201,392		Dr Reddy’s Laboratories Ltd	4,156
364,912		DSM NV	15,246
3,824,480		Du Pont (E.I.) de Nemours & Co	122,919
378,732	*,e	Durect Corp	1,011
19,900	e	Earth Chemical Co Ltd	641
315,838	e	Eastman Chemical Co	16,910
987,804		Ecolab, Inc	45,666
262,776	e	Eisai Co Ltd	9,895
360,505	*	Elan Corp plc	2,585
14,500	*,e	Elan Corp plc (ADR)	103
623,525		Elementis PLC	561
4,606,002		Eli Lilly & Co	152,136
146,727	*,e	Elizabeth Arden, Inc	1,727
80,165	*,e	Emergent Biosolutions, Inc	1,416
10,001		EMS-Chemie Holding AG.	1,113
217,403	*,e	Enzon Pharmaceuticals, Inc	1,794
68		EPS Co Ltd	283
22,196	e	Eramet	7,703
665,652	e	Estee Lauder Cos (Class A)	24,682
1,268,486		Eternal Chemical Co Ltd	1,280
156,042	*,e	Facet Biotech Corp	2,698
194,915	e	FAES FARMA S.A.	1,246
38,600		Fancl Corp	612
76,609	*,e	Female Health Co	387
252,841	e	Ferro Corp	2,250
124,388		Fertilizantes Fosfatados S.A.	1,285
227,374		Filtrona plc	613
381,508		FMC Corp	21,460
2,468,342	*	Forest Laboratories, Inc	72,668
3,424,933		Formosa Chemicals & Fibre Corp	6,584
5,009,091		Formosa Plastics Corp	10,206
8,343		Fuchs Petrolub AG.	542
12,942		Fuchs Petrolub AG. (Preference)	946
66,000	*	Fuso Pharmaceutical Industries Ltd	208
34,224	*	Galapagos NV	403
40,804	*,e	Genmab AS	1,053

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

831,739	*	Genzyme Corp	$47,185
471,655	*,e	Geron Corp	3,094
6,966,887	*	Gilead Sciences, Inc	324,518
8,252		Givaudan S.A.	6,187
4,758,450		GlaxoSmithKline plc	93,500
126,952		Glenmark Pharmaceuticals Ltd	628
127,356		Grifols S.A.	2,426
96,530	*,e	GTx, Inc	1,236
53,000	*	Gun-Ei Chemical Industry Co Ltd	127
121,641	e	H Lundbeck A/s	2,523
13,144		H&R WASAG AG.	291
269,139		H.B. Fuller Co	5,625
418,130	*,e	Halozyme Therapeutics, Inc	2,973
135,594		Hanwha Chemical Corp	1,473
198,945		Haw Par Corp Ltd	815
44,825	e	Hawkins, Inc	1,047
685,836	*,e	Hemispherx Biopharma, Inc	1,372
183,094		Henkel KGaA	6,653
618,465	e	Henkel KGaA (Preference)	26,626
178,135	e	Hikma Pharmaceuticals plc	1,335
1,189,130		Hindustan Lever Ltd	6,491
43,200		Hisamitsu Pharmaceutical Co, Inc	1,752
39,637	*,e	Hi-Tech Pharmacal Co, Inc	889
17,605		Honam Petrochemical Corp	1,325
771,869	*	Hospira, Inc	34,425
861,391	*	Human Genome Sciences, Inc	16,211
5,592,423		Huntsman Corp	50,947
176,647	*,e	ICO, Inc	825
374,021	*,e	Idenix Pharmaceuticals, Inc	1,156
128,247	*,e	Idera Pharmaceuticals, Inc	950
180,288	*,e	Idexx Laboratories, Inc	9,014
445,315	*	Immucor, Inc	7,882
354,157	*,e	Immunogen, Inc	2,872
303,927	*,e	Impax Laboratories, Inc	2,656
3,808,025		Incitec Pivot Ltd	9,507
100,225		Innophos Holdings, Inc	1,854
133,662		Innospec, Inc	1,972
484,052	*,e	Inspire Pharmaceuticals, Inc	2,527
4,009		Inter Parfums S.A.	113
59,485	e	Inter Parfums, Inc	726
92,437	*,e	Intercell AG.	3,923
182,952	*,e	InterMune, Inc	2,914
238,616		International Flavors & Fragrances, Inc	9,051
245,164	*,e	Inverness Medical Innovations, Inc	9,495
1,037,396	*	Invitrogen Corp	48,291
478,998		Ipsen	26,236

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

324,000	*	Ishihara Sangyo Kaisha Ltd	$267
694,694		Israel Chemicals Ltd	7,949
254,812	*,e	Javelin Pharmaceuticals, Inc	497
17,639,943		Johnson & Johnson	1,074,095
83,651	e	Kaiser Aluminum Corp	3,042
154,000		Kaken Pharmaceutical Co Ltd	1,446
307,476		Kansai Paint Co Ltd	2,398
781,425		Kao Corp	19,326
22,600	e	Katakura Industries Co Ltd	263
96,596		Kemira Oyj	1,546
6,072,464	*,e	King Pharmaceuticals, Inc	65,400
747,500		Kingboard Chemical Holdings Ltd	2,840
75,000	e	Kissei Pharmaceutical Co Ltd	1,922
42,000		Koatsu Gas Kogyo Co Ltd	257
108,235		Koppers Holdings, Inc	3,209
32,400	e	Kose Corp	790
53,000	*	Kumiai Chemical Industry Co Ltd	214
1,001,290		Kuraray Co Ltd	10,931
136,000	e	KUREHA CORP	838
173,383	*,e	KV Pharmaceutical Co (Class A)	532
76,000	e	Kyorin Co Ltd	1,291
338,540		Kyowa Hakko Kogyo Co Ltd	4,288
387,725	*,e	La Seda de Barcelona S.A. (Class B)	193
120,837	*	Landec Corp	773
47,821	*,e	Lannett Co, Inc	358
1,156,006		Lanxess AG.	39,838
16,200		LG Household & Health Care Ltd	3,630
551,624	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,274
247,830		Linde AG.	26,866
69,700		Lintec Corp	1,328
209,000		Lion Corp	1,085
95,113		Lonza Group AG.	10,371
63,688	e	L’Oreal S.A.	6,333
496,397		Lubrizol Corp	35,473
63,065		Lupin Ltd	1,488
227,263		Maire Tecnimont S.p.A.	1,104
317,693		Makhteshim-Agan Industries Ltd	1,434
19,400		Mandom Corp	555
120,243		Mannatech, Inc	461
283,685	*,e	MannKind Corp	2,794
171,672	*,e	MAP Pharmaceuticals, Inc	1,796
232,920	e	Martek Biosciences Corp	5,262
307,479		Mcbride plc	941
334,345	e	Meda AB (A Shares)	2,997
206,935	e	Mediceo Paltac Holdings Co Ltd	2,912
266,284	*	Medicines Co	2,932

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

371,330	e	Medicis Pharmaceutical Corp (Class A)	$7,928
72,729	*,e	Medifast, Inc	1,580
30,917	*	Medigene AG.	235
204,735	*,e	Medivation, Inc	5,557
9,632,362	e	Merck & Co, Inc	304,672
8,509		Merck KGaA	846
199,750	e	Meridian Bioscience, Inc	4,996
127,500	e	Methanex Corp	2,221
285,997	*,e	Micromet, Inc	1,905
204,379	*,e	MiddleBrook Pharmaceuticals, Inc	235
13,900	e	Milbon Co Ltd	372
102,528		Minerals Technologies, Inc	4,876
83,200		Miraca Holdings, Inc	2,716
1,275,361		Mitsubishi Chemical Holdings Corp	5,300
276,337	e	Mitsubishi Gas Chemical Co, Inc	1,502
105,000		Mochida Pharmaceutical Co Ltd	1,111
96,479	*,e	Molecular Insight Pharmaceuticals, Inc	534
174,112	*,e	Momenta Pharmaceuticals, Inc	1,847
3,468,072		Monsanto Co	268,429
21,640	*	Morphosys AG.	542
704,842		Mosaic Co	33,882
4,113,858	*,e	Mylan Laboratories, Inc	65,863
161,334	*	Myriad Pharmaceuticals, Inc	945
271,339	*,e	Nabi Biopharmaceuticals	974
662,895		Nalco Holding Co	13,583
6,222,357		Nan Ya Plastics Corp	10,181
66,801	*,e	Nanosphere, Inc	478
305,117	*	Natraceutical S.A.	234
231,481		Natura Cosmeticos S.A.	4,175
640,000		Natural Beauty Bio-Technology Ltd	109
163,983	*	NBTY, Inc	6,490
293,396	*,e	Neurocrine Biosciences, Inc	895
49,055	*,e	NeurogesX, Inc	392
63,072		NewMarket Corp	5,868
73,400	e	Nichi-iko Pharmaceutical Co Ltd	2,367
48,179	*	NicOx S.A.	626
49,000	e	Nihon Nohyaku Co Ltd	354
55,000		Nihon Parkerizing Co Ltd	686
485,550	e	Nippon Chemiphar Co Ltd	1,671
227,000		Nippon Kayaku Co Ltd	2,010
242,000	e	Nippon Paint Co Ltd	1,316
93,000		Nippon Shinyaku Co Ltd	1,316
145,000		Nippon Shokubai Co Ltd	1,284
216,000		Nippon Soda Co Ltd	912
95,000		Nippon Synthetic Chemical Industry Co Ltd	651
85,000		Nippon Valqua Industries Ltd	171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

506,943		Nissan Chemical Industries Ltd	$7,308
49,306	e	NL Industries, Inc	330
29,600	e	Noevir Co Ltd	316
9,629,615		Novartis AG.	481,806
2,109,838		Novartis AG. (ADR)	106,294
310,257	*,e	Novavax, Inc	1,229
532,284	e	Novo Nordisk AS (Class B)	33,326
45,160	e	Novozymes AS (B Shares)	4,250
371,857	*	NPS Pharmaceuticals, Inc	1,495
104,822	e	Nufarm Ltd	1,050
330,056		Nuplex Industries Ltd	582
56,365	*,e	Nutraceutical International Corp	635
86,499	*,e	Obagi Medical Products, Inc	1,003
424,488	e	Olin Corp	7,403
171,810	*	OM Group, Inc	5,221
26,449		Omega Pharma S.A.	1,167
244,303	*,e	Omnova Solutions, Inc	1,583
22,534	*	OncoGenex Pharmaceutical, Inc	811
119	*	OncoTherapy Science, Inc	244
82,914		Ono Pharmaceutical Co Ltd	4,314
312,178	*,e	Onyx Pharmaceuticals, Inc	9,356
98,115		OPG Groep NV	1,623
234,065	*,e	Opko Health, Inc	534
142,165	*,e	Optimer Pharmaceuticals, Inc	1,923
269,588	*,e	OraSure Technologies, Inc	782
129,866	*,e	Orexigen Therapeutics, Inc	1,279
58,156	e	Oriflame Cosmetics S.A.	2,978
109,965		Oriola-KD Oyj (B Shares)	665
16,578	e	Orion Oyj (Class B)	306
177,934	*,e	OSI Pharmaceuticals, Inc	6,281
76,435	*,e	Osiris Therapeutics, Inc	509
142,437	*,e	OXiGENE, Inc	202
1,260,774	*	Pactiv Corp	32,843
170,700	*,e	Pain Therapeutics, Inc	864
205,020	*,e	Par Pharmaceutical Cos, Inc	4,410
326,840	*	Parexel International Corp	4,442
126,300	*	Patheon, Inc	350
802,396	e	PDL BioPharma, Inc	6,323
276,060	e	Perrigo Co	9,383
90,374	*	Petkim Petrokimya Holding	457
149,227	e	PetMed Express, Inc	2,813
40,386,744		Pfizer, Inc	668,401
2,020,199	*,a,e	Pharmacyclics, Inc	3,960
102,716	*,e	Pharmasset, Inc	2,171
206,409	*,e	Pharmaxis Ltd	437
149,331	*,e	PharMerica Corp	2,773

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

672,895	*,e	PolyOne Corp	$4,488
132,941	*,e	Poniard Pharmaceuticals, Inc	994
427,567		Potash Corp of Saskatchewan	38,785
130,016	*,e	Pozen, Inc	957
723,726		PPG Industries, Inc	42,128
1,677,930		Praxair, Inc	137,070
184,893	*	Prestige Brands Holdings, Inc	1,302
14,482,977		Procter & Gamble Co	838,854
138,826	*,e	Progenics Pharmaceuticals, Inc	727
282,593	*,e	Protalix BioTherapeutics, Inc	2,334
404,900		PTT Chemical PCL	888
206,241		PZ Cussons plc	827
493,572	*,e	Questcor Pharmaceuticals, Inc	2,725
131,666	*,e	Quidel Corp	2,137
122,104		Ranbaxy Laboratories Ltd	1,024
2,470,676		Reckitt Benckiser Group plc	120,746
266,485	e	Recordati S.p.A.	1,885
45,349	*,e	Repros Therapeutics, Inc	41
105,046	*	Revlon, Inc (Class A)	511
159,153	*,e	Rhodia S.A.	2,419
22,558	e	Richter Gedeon Nyrt	4,669
1,013,998		Roche Holding AG.	163,895
278,827	*	Rockwood Holdings, Inc	5,735
94,000	e	Rohto Pharmaceutical Co Ltd	1,283
568,746		RPM International, Inc	10,516
90,000		Sakai Chemical Industry Co Ltd	397
242,908	*,e	Salix Pharmaceuticals Ltd	5,164
1,790,103		Sanofi-Aventis	131,370
294,312	*,e	Santarus, Inc	968
265,404		Santen Pharmaceutical Co Ltd	9,757
63,000		Sanyo Chemical Industries Ltd	371
4,516		Sartorius Stedim Biotech	185
18,000		Sawai Pharmaceutical Co Ltd	1,043
8,476,791		Schering-Plough Corp	239,469
206,909	*,e	Sciclone Pharmaceuticals, Inc	881
289,093	e	Scotts Miracle-Gro Co (Class A)	12,417
34,400		Seikagaku Corp	498
261,310	e	Sensient Technologies Corp	7,257
793,536	*	Sepracor, Inc	18,172
690,996	e	Sherwin-Williams Co	41,570
709,393		Shin-Etsu Chemical Co Ltd	43,623
44,200		Shin-Etsu Polymer Co Ltd	316
203,790		Shionogi & Co Ltd	4,824
4,187,561		Shire Ltd	72,545
887,264		Shire plc (ADR)	46,395
275,587	e	Shiseido Co Ltd	4,805

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

835,021	e	Showa Denko KK	$1,702
353,651		Sidi Kerir Petrochemcials Co	749
147,215	*,e	SIGA Technologies, Inc	1,162
646,269	e	Sigma-Aldrich Corp	34,886
5,024,000	e	Sinochem Hong Kong Holding Ltd	2,230
3,416,000	e	Sinopec Shanghai Petrochemical Co Ltd	1,424
245,200	*,e	Sinopharm Group Co	621
		Sociedad Nacional de Industrias Apicaciones Celulosa
113,646	*	Espanola S.A.	286
164,529		Sociedad Quimica y Minera de Chile S.A. (Class B)	6,390
659,086	*	Solutia, Inc	7,632
84,164		Solvay S.A.	8,738
267,450	*,e	Spectrum Pharmaceuticals, Inc	1,800
43,000		SSP Co Ltd	236
11,800		ST CORP	144
84,493		Stada Arzneimittel AG.	2,310
9,875		Stallergenes	862
9,200	e	Stella Chemifa Corp	508
707,962	*,e	StemCells, Inc	1,154
59,657		Stepan Co	3,584
53,807	*,e	Sucampo Pharmaceuticals, Inc (Class A)	314
1,503,061		Sumitomo Chemical Co Ltd	6,262
115,000		Sumitomo Seika Chemicals Co Ltd	493
86,104		Sun Pharmaceuticals Industries Ltd	2,520
340,387	*	SuperGen, Inc	909
80,180	*,e	SurModics, Inc	1,972
284,178		Syngenta AG.	65,293
123,651	*	Synta Pharmaceuticals Corp	383
86,655	e	Taisho Pharmaceutical Co Ltd	1,752
1,337,000		Taiwan Fertilizer Co Ltd	4,783
17,600		Taiyo Ink Manufacturing Co Ltd	449
510,343	e	Taiyo Nippon Sanso Corp	6,078
1,319,527		Takeda Pharmaceutical Co Ltd	54,977
544,055	*	Talercris Biotherapeutics Holdings Corp	10,337
150,119	e	Tanabe Seiyaku Co Ltd	2,002
17,500		Tenma Corp	214
38,417		Tessenderlo Chemie NV	1,481
1,202,643		Teva Pharmaceutical Industries Ltd	60,380
3,004,044		Teva Pharmaceutical Industries Ltd (ADR)	151,884
73,501	*	Theratechnologies, Inc	178
816,169	*,e	Theravance, Inc	11,949
248,000		Toagosei Co Ltd	843
645,000		Tokai Carbon Co Ltd	3,047
153,929	e	Tokuyama Corp	1,128
50,400		Tokyo Ohka Kogyo Co Ltd	1,134
434,675	e	Toray Industries, Inc	2,634
25,800		Torii Pharmaceutical Co Ltd	493

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

429,750	e	Tosoh Corp	$1,087
12,700	e	Towa Pharmaceutical Co Ltd	624
248,000		Toyo Ink Manufacturing Co Ltd	928
722,000	e	Toyobo Co Ltd	1,239
15,358	*	Transgene S.A.	409
809,000		TSRC Corp	931
169,000	e	Tsumura & Co	6,100
2,942,188		UBE Industries Ltd	7,735
619,419	e	UCB S.A.	26,141
134,259	*	Ulta Salon Cosmetics & Fragrance, Inc	2,217
258,728	*	Unifi, Inc	828
360,000		United Laboratories Ltd	137
586,188		United Phosphorus Ltd	2,021
142,134	*,e	United Therapeutics Corp	6,963
208,784	f	Uralkali (GDR)	3,944
40,987	*	USANA Health Sciences, Inc	1,398
634,656	*,e	USEC, Inc	2,977
368,647	*,e	Valeant Pharmaceuticals International	10,344
576,185		Valspar Corp	15,851
1,225,456	*,e	Vanda Pharmaceuticals, Inc	14,264
358,718	*	Vectura Group plc	488
799,573	*,e	Vertex Pharmaceuticals, Inc	30,304
230,980	*,e	Vical, Inc	984
84,305		Victrex PLC	1,029
9,536		Virbac S.A.	977
437,794	*,e	Viropharma, Inc	4,212
29,500	*	VITAL KSK HOLDINGS, Inc	173
13,516		Wacker Chemie AG.	2,108
4,710,312		Wah Lee Industrial Corp	5,744
364,620	*,e	Watson Pharmaceuticals, Inc	13,360
112,996	e	Westlake Chemical Corp	2,904
411,565	*	WR Grace & Co	8,947
6,452,313		Wyeth	313,453
147,135	*,e	Xenoport, Inc	3,124
196,374	e	Yara International ASA	6,181
10,126		Yuhan Corp	1,637
176,383		Yule Catto & Co plc	387
166,276	e	Zeltia S.A.	1,175
434,000		Zeon Corp	1,987
23,000	e	ZERIA Pharmaceutical Co Ltd	252
192,548	*,e	Zymogenetics, Inc	1,163

		TOTAL CHEMICALS AND ALLIED PRODUCTS	10,409,315

COAL MINING - 0.29%
647,553	*,e	Alpha Natural Resources, Inc	22,729
162,271		Anglo Pacific Group plc	536

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

106,485	*,e	Aquila Resources Ltd	$670
508,773	e	Arch Coal, Inc	11,259
351,049	*	Carbon Energy Ltd	232
1,087,835	e	Centennial Coal Co Ltd	3,090
10,585,400		China Coal Energy Co	13,850
4,536,500		China Shenhua Energy Co Ltd	19,814
53,387	*	CIC Energy Corp	95
653,423		Consol Energy, Inc	29,476
120,356	e	Felix Resources Ltd	1,821
243,825	e	Gloucester Coal Ltd	1,357
517,731	*	International Coal Group, Inc	2,086
131,033	*,e	James River Coal Co	2,504
198,386		Kumba Resources Ltd	2,377
3,620,490		MacArthur Coal Ltd	30,151
299,670		Massey Energy Co	8,358
371,500		Mitsui Mining Co Ltd	426
1,493,869		New World Resources NV	14,707
1,513,684		Peabody Energy Corp	56,339
204,089	*	Pike River Coal Ltd	150
23,105,000		PT Bumi Resources Tbk	7,710
1,152,434		PT Tambang Batubara Bukit Asam Tbk	1,681
779,290		Sasol Ltd	29,296
126,082	*,e	UK Coal plc	233
422,300	*	Western Canadian Coal Corp	1,140
72,217	*,e	Westmoreland Coal Co	587
560,645		Whitehaven Coal Ltd	1,840
3,972,000	e	Yanzhou Coal Mining Co Ltd	5,730

		TOTAL COAL MINING	270,244

COMMUNICATIONS - 4.74%
61,912	*	AboveNet, Inc	3,019
1,337	*	Acotel Group S.p.A	116
310,662	e	Adtran, Inc	7,627
8,532	*	Advanced Digital Broadcast Holdings S.A.	460
1,034,000		Advanced Info Service PCL	2,917
134,027	f	AFK Sistema (GDR)	1,957
218,989	e	Alaska Communications Systems Group, Inc	2,026
26,259,913	e	America Movil S.A. de C.V. (Series L)	57,493
1,930,238	*	American Tower Corp (Class A)	70,261
41,977		Amper S.A.	467
181,626	*,e	Anixter International, Inc	7,285
78,988	e	Antena 3 de Television S.A.	836
386,899	*,e	Aruba Networks, Inc	3,420
520,500		Astro All Asia Networks plc	526
32,668,459		AT&T, Inc	882,374
45,544		Atlantic Tele-Network, Inc	2,433

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,187	*,e	Audiovox Corp (Class A)	$823
1,542,441	*,e	Austar United Communications Ltd	1,687
283,034		Austereo Group Ltd	365
188,324	*	Avanzit S.A.	258
336,220	e	BCE, Inc	8,287
919,000		BEC World PCL	622
74,131		Belgacom S.A.	2,888
2,665,079		Bezeq Israeli Telecommunication Corp Ltd	5,731
91,169		Bharti Airtel Ltd	794
90		Brasil Telecom Participacoes S.A.	2
240,934		Brasil Telecom Participacoes S.A.	2,570
217,565		Brasil Telecom S.A.	1,926
349,481	*	Brightpoint, Inc	3,058
2,152,053		British Sky Broadcasting plc	19,656
62,250,955		BT Group plc	129,331
606,098		Cable & Wireless plc	1,390
764,116		Cablevision Systems Corp (Class A)	18,148
102,372		Canal Plus	835
54,930	e	Carphone Warehouse Group plc	168
831,600	*	Carso Global Telecom SAB de CV	3,429
118,903	*,e	Cbeyond Communications, Inc	1,918
2,655,672		CBS Corp (Class B)	32,001
57,200		Cellcom Israel Ltd	1,741
480,983	*,e	Centennial Communications Corp	3,838
127,146	*	Central European Media Enterprises Ltd (Class A)	4,355
1,767,404		CenturyTel, Inc	59,385
2,390,732		China Communications Services Corp Ltd	1,308
8,310,910		China Mobile Hong Kong Ltd	81,071
20,743,711	e	China Telecom Corp Ltd	9,796
8,505,323	e	China Unicom Ltd	12,050
6,633,913		Chunghwa Telecom Co Ltd	11,948
1,192,185	*,e	Cincinnati Bell, Inc	4,173
2,536,000		Citic 1616 Holdings Ltd	674
191,993	*,e	Clearwire Corp (Class A)	1,561
18,999	e	Cogeco Cable, Inc	538
431,967	*,e	Colt Telecom Group S.A.	819
18,477,055		Comcast Corp (Class A)	312,076
232,890	f	Comstar United Telesystems (GDR)	1,223
115,862	e	Consolidated Communications Holdings, Inc	1,855
81,911		Corus Entertainment, Inc	1,394
1,093,584	*	Crown Castle International Corp	34,295
92,757	*,e	Crown Media Holdings, Inc (Class A)	145
172,873	*	CTC Media, Inc	2,718
108,436		Cyfrowy Polsat S.A.	562
69,060		D&E Communications, Inc	793
8,613,410		Deutsche Telekom AG.	117,598

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

101,199	*,e	DG FastChannel, Inc	$2,119
401,100		Digi.Com BHD	2,482
6,647	*	Digital Multimedia Technologies S.p.A.	100
71,802	*,e	DigitalGlobe, Inc	1,606
3,118,176	*,e	DIRECTV Group, Inc	85,999
3,227,447	*	DISH Network Corp (Class A)	62,161
116	e	Dwango Co Ltd	266
72,852		Egyptian Co for Mobile Services	2,894
18,046		Elisa Oyj (Series A)	370
169,648		Empresa Nacional de Telecomunicaciones S.A.	2,173
142,386	*,e	Equinix, Inc	13,100
157,634	e	Eutelsat Communications	4,791
457,957	e	Fairpoint Communications, Inc	188
3,115,317		Far EasTone Telecommunications Co Ltd	3,644
16,999	*,e	Fastweb	478
36,778	e	Fisher Communications, Inc	669
96,106	*	Forthnet S.A.	240
1,671,233	e	France Telecom S.A.	44,522
90,558	*	Freenet AG.	1,238
945,660	e	Frontier Communications Corp	7,130
4,931		Fuji Television Network, Inc	8,075
242,690	*,e	General Communication, Inc (Class A)	1,665
87,967	*,e	GeoEye, Inc	2,358
223,754	*,e	Global Crossing Ltd	3,200
490,337		Global Payments, Inc	22,899
103,997	*	Global Village Telecom Holding S.A.	2,380
80,400		Globe Telecom, Inc	1,663
3,627,373	e	Grupo Televisa S.A.	13,462
40,096		Hellenic Telecommunications Organization S.A.	663
61,159	e	HickoryTech Corp	523
18,841	e	Hikari Tsushin, Inc	412
41,538	*,e	Hughes Communications, Inc	1,260
		Hutchison Telecommunications Hong Kong Holdings
7,346,351		Ltd	1,232
1,681,351		Hutchison Telecommunications International Ltd	347
454,375	*,e	IAC/InterActiveCorp	9,174
177,934	*,e	Ibasis, Inc	377
722,941	*	Idea Cellular Ltd	1,131
20,673	e	Iliad Sa	2,329
126,827	*	inContact, Inc	378
642,678	e	Inmarsat plc	5,664
99,546	*	Intracom Holdings S.A.	255
161,163	e	Iowa Telecommunications Services, Inc	2,031
80,033	*	iPCS, Inc	1,393
3,954,406	e	ITV plc	2,791
279,891	*,e	j2 Global Communications, Inc	6,440
1,785,746	*	Jazztel plc	766

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,267		Jupiter Telecommunications Co	$4,126
552,244		Kcom Group plc	327
5,330		KDDI Corp	30,045
157,239	*,e	Knology, Inc	1,533
231,026		KT Corp	7,931
269,272	*,e	Leap Wireless International, Inc	5,264
5,856,871	*,e	Level 3 Communications, Inc	8,141
46,550		LG Dacom Corp	790
155,374		LG Telecom Ltd	1,122
997,939	*,e	Liberty Global, Inc (Class A)	22,523
361,803	*	Liberty Media Corp - Capital (Series A)	7,569
2,378,551	*	Liberty Media Corp - Entertainment (Series A)	73,997
2,848,631	*	Liberty Media Holding Corp (Interactive A)	31,249
178,622	*	Lin TV Corp (Class A)	845
106,571	*,e	Lodgenet Entertainment Corp	805
21,124		LS Cable Ltd	1,847
52,695		M6-Metropole Television	1,386
542,454		Magyar Telekom	2,372
24,221		Manitoba Telecom Services, Inc	754
205,950		Maroc Telecom	3,712
275,677	*,e	Mastec, Inc	3,349
245,379	*	Mediacom Communications Corp (Class A)	1,413
249,585	e	Mediaset S.p.A.	1,746
1,376,015	*,e	MetroPCS Communications, Inc	12,880
271,611		Mobile TeleSystems (ADR)	13,111
573,000		MobileOne Ltd	720
32,505		Mobilezone Holding AG.	247
3,915		Mobistar S.A.	271
95,910	e	Modern Times Group AB (B Shares)	4,148
2,057,229		MTN Group Ltd	33,452
534,333		Naspers Ltd (N Shares)	18,257
212,053	*	NET Servicos de Comunicacao S.A.	2,467
398,778	*,e	NeuStar, Inc (Class A)	9,012
202,086	*,e	Neutral Tandem, Inc	4,599
660,774	*	NII Holdings, Inc (Class B)	19,810
1,718,175		Nippon Telegraph & Telephone Corp	79,626
100		Nippon Television Network Corp	14
170,514	*,e	Novatel Wireless, Inc	1,937
23,035		NRJ Group	217
164,662		NTELOS Holdings Corp	2,908
19,950		NTT DoCoMo, Inc	31,870
548,495		Orascom Telecom Holding SAE	3,492
807,319	*	PAETEC Holding Corp	3,124
171,801		Partner Communications	3,248
7,698,844	e	PCCW Ltd	2,007
71,017		Philippine Long Distance Telephone Co	3,612

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,615		Philippine Long Distance Telephone Co (ADR)	$1,368
988,000		Phoenix Satellite Television Holdings Ltd	221
680,651		Portugal Telecom SGPS S.A.	7,206
14,088		Preformed Line Products Co	564
392,426	*	Premiere AG.	2,085
162,211		ProSiebenSat.1 Media AG.	1,745
1,673,858		PT Indosat Tbk	944
173,175	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,174
14,619,104		PT Telekomunikasi Indonesia Tbk (Series B)	13,084
176,404	*	QSC AG.	470
7,805,161	e	Qwest Communications International, Inc	29,738
213,192	*,e	RCN Corp	1,983
3,944		Reply S.p.A	89
680,073	e	Rogers Communications, Inc (Class B)	19,202
22,800	e	Rostelecom (ADR)	669
3,940,375		Royal KPN NV	65,359
153,189		Salmat Ltd	541
184,906	*	SAVVIS, Inc	2,925
1,433,360	*,e	SBA Communications Corp (Class A)	38,744
1,001,792		Scripps Networks Interactive (Class A)	37,016
246,748		SES Global S.A.	5,597
169,406	e	Seven Network Ltd	939
5,306	*	Seven Network Ltd TELYS3	453
484,476	e	Shaw Communications, Inc (B Shares)	8,770
116,828	e	Shenandoah Telecom Co	2,097
267,361	e	Sinclair Broadcast Group, Inc (Class A)	957
12,778,737		Singapore Telecommunications Ltd	29,483
45,884		SK Telecom Co Ltd	7,107
30,000		SK Telecom Co Ltd (ADR)	524
370,931		Sky Network Television Ltd	1,270
2,680	e	Sky Perfect Jsat Corp	1,232
230,000		SmarTone Telecommunications Holding Ltd	177
15,884	e	Societe Television Francaise 1	279
1,438,080	*,e	SONAECOM - SGPS S.A.	4,291
18,611,341	*	Sprint Nextel Corp	73,515
2,394,000		StarHub Ltd	3,688
61,045	*,e	SureWest Communications	758
62,530		Swisscom AG.	22,371
103,911	*,e	Switch & Data Facilities Co, Inc	1,414
432,130	*	Syniverse Holdings, Inc	7,562
5,629,264		Taiwan Mobile Co Ltd	10,419
128,845		Tele Norte Leste Participacoes S.A.	2,909
309,856		Tele Norte Leste Participacoes S.A. (Preference)	5,859
707,604	e	Tele2 AB (B Shares)	9,389
4,075,145		Telecom Corp of New Zealand Ltd	7,829
608,021		Telecom Egypt	1,963

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,151,029	*	Telecom Italia Media S.p.A.	$216
13,326,039		Telecom Italia RSP	16,381
4,135,573	e	Telecom Italia S.p.A.	7,256
52,057		Telecom Plus PLC	264
215,405	*	TeleCommunication Systems, Inc (Class A)	1,801
131,815		Telefonica O2 Czech Republic A.S.	3,263
5,520,036		Telefonica S.A.	152,305
8,608,198	e	Telefonos de Mexico S.A. de C.V. (Series L)	7,539
13,600		Telegate AG.	173
1,436,499		Telekom Austria AG.	25,898
1,179,400		Telekom Malaysia BHD	1,046
774,580		Telekomunikacja Polska S.A.	4,264
60,856		Telemar Norte Leste S.A.	1,999
340,743		Telenet Group Holding NV	8,995
727,720		Telenor ASA	8,429
490,661		Telephone & Data Systems, Inc	15,215
186,372		Telesp Celular Participacoes S.A.	4,702
216,514		Television Broadcasts Ltd	933
456,254		TeliaSonera AB	2,997
315,417		Telkom S.A. Ltd	1,815
6,339,846	e	Telmex Internacional SAB de CV	4,458
4,871,898		Telstra Corp Ltd	14,054
220,194		TELUS Corp	7,104
388,568		TELUS Corp, non-voting shares	12,089
446,944	e	Ten Network Holdings Ltd	572
294,915	*,e	Terremark Worldwide, Inc	1,834
5,112		Thrane & Thrane AS	140
716,515		Tim Participacoes S.A.	1,784
1,811,817		Time Warner Cable, Inc	78,071
67,051	*,e	Tiscali S.p.A.	359
516,642	*,e	TiVo, Inc	5,352
27,700		Tokyo Broadcasting System, Inc	471
1,170,400		Total Access Communication PCL	1,497
335,900		Total Access Communication PCL	430
11,339,600	*	True Corp PCL	1,120
611,027		Turk Telekomunikasyon AS	1,836
1,046,365		Turkcell Iletisim Hizmet AS	7,474
558		TV Asahi Corp	945
4,100		TV Tokyo Corp	118
162,484		TVN S.A.	801
200		Uralsvyazinform (ADR)	1
165,305	*	US Cellular Corp	6,458
176,170	e	USA Mobility, Inc	2,269
142,766	*	Usen Corp	146
100,102		UTV Media plc	159
16,020,674		Verizon Communications, Inc	484,945

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,834	*	VERSATEL AG.	$224
3,051,286	*	Viacom, Inc (Class B)	85,558
374,050		Vimpel-Communications (ADR)	6,995
229,477	*	Virgin Mobile USA, Inc (Class A)	1,147
2,121,355		Vivendi Universal S.A.	65,640
432,890	*	Vodacom Group Pty Ltd	3,236
92,744,287		Vodafone Group plc	207,803
690,216		Vodafone Group plc (ADR)	15,530
200		VolgaTelecom (ADR)	1
2,063,866		Windstream Corp	20,907
226,127		ZEE Telefilms Ltd	1,122

		TOTAL COMMUNICATIONS	4,482,053

DEPOSITORY INSTITUTIONS - 9.67%
98,361		1st Source Corp	1,603
660,935	e	77 Bank Ltd	3,770
126,717	e	Abington Bancorp, Inc	981
498,541		ABSA Group Ltd	7,964
921,142		African Bank Investments Ltd	3,617
335,871		Agricultural Bank of Greece	762
11,000	e	Aichi Bank Ltd	989
985,963		Akbank TAS	5,714
197,000		Akita Bank Ltd	799
21,774	e	Alliance Financial Corp	589
1,030,400		Alliance Financial Group BHD	756
1,192,151		Allied Irish Banks plc	5,595
82,831		Alpha Bank S.A.	1,527
15,129		Amagerbanken AS	172
29,654	e	American National Bankshares, Inc	647
88,509	e	Ameris Bancorp	633
36,698	e	Ames National Corp	885
4,767,467		AMMB Holdings Berhad	5,868
541,290	*,m	Anglo Irish Bank Corp plc	172
170,000	e	Aomori Bank Ltd	680
834,000		Aozora Bank Ltd	1,208
56,116	e	Arrow Financial Corp	1,531
387,728	e	Associated Banc-Corp	4,428
511,100	e	Astoria Financial Corp	5,643
525,153	*	Asya Katilim Bankasi AS	1,097
33,336		Attijariwafa Bank	1,159
11,428	e	Auburn National Bancorporation, Inc	279
4,082,087	*	Australia & New Zealand Banking Group Ltd	87,834
214,000	e	Awa Bank Ltd	1,230
1,301,470	e	Banca Carige S.p.A.	3,885
41,649		Banca Generali SpA	518
20,373		Banca IFIS S.p.A.	239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,642,077	*	Banca Intesa S.p.A.	$38,224
372,193		Banca Intesa S.p.A. RSP	1,322
1,158,058	e	Banca Monte dei Paschi di Siena S.p.A.	2,478
94,801	e	Banca Popolare dell’Etruria e del Lazio	653
396,836		Banca Popolare di Milano	3,020
68,567	e	Banca Profilo S.p.A.	111
40,532	e	Bancfirst Corp	1,497
968,811		Banche Popolari Unite Scpa	14,872
4,596,671	e	Banco Bilbao Vizcaya Argentaria S.A.	81,593
2,356		Banco BPI S.A.	8
2,155,850		Banco Bradesco S.A.	42,896
389,651		Banco Comercial Portugues S.A.	576
34,794		BANCO DE CREDITO E INVERSIONES	1,012
2,148,100		Banco de Oro Universal Bank	1,564
160,098	e	Banco de Sabadell S.A.	1,184
32,618	e	Banco de Valencia S.A.	306
71,233		Banco di Desio e della Brianza S.p.A.	475
551,400		Banco do Brasil S.A.	9,720
508,623		Banco do Estado do Rio Grande do Sul	3,129
187,853		Banco Espirito Santo S.A.	1,333
2,740,475		Banco Itau Holding Financeira S.A.	55,224
153,002		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,176
34,500		Banco Nossa Caixa S.A.	1,216
226,320	e	Banco Pastor S.A.	1,855
598,518		Banco Popolare Scarl	5,741
945,896	e	Banco Popular Espanol S.A.	9,482
22,934,700		Banco Santander Central Hispano S.A.	369,176
55,094,991		Banco Santander Chile S.A.	3,067
265,473		BanColombia S.A.	2,823
79,591		BanColombia S.A. (ADR)	3,417
265,878		BanColombia S.A. (Preference)	2,855
12,724	e	Bancorp Rhode Island, Inc	318
252,700	e	Bancorpsouth, Inc	6,168
90,500		Bangkok Bank PCL	328
305,700		Bangkok Bank PCL (ADR)	1,107
1,721,100		Bangkok Bank PCL (Foreign Reg)	6,336
250,394	e	Banif SGPS S.A.	502
36,567		Bank Handlowy w Warszawie S.A.	808
1,243,201	*	Bank Hapoalim Ltd	4,423
1,413,707		Bank Leumi Le-Israel	5,424
345,208		Bank Millennium S.A.	547
267,064		Bank Mutual Corp	2,361
49,515,935		Bank of America Corp	837,810
70,687		Bank of Attica	229
2,385,600		Bank of Ayudhya PCL	1,371
82,117,000		Bank of China Ltd	43,230

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,457,022	e	Bank of Communications Co Ltd	$10,301
1,383,769		Bank of East Asia Ltd	4,999
230,632	e	Bank of Hawaii Corp	9,580
18,000	e,m	Bank of Ikeda Ltd	860
2,608,514		Bank of Ireland	13,055
18,500		Bank of Iwate Ltd	1,000
14,934		Bank of Kentucky Financial Corp	316
626,152	e	Bank of Kyoto Ltd	5,755
27,697		Bank of Marin Bancorp	868
995,329	e	Bank of Montreal	50,359
164,000		Bank of Nagoya Ltd	709
4,709,361		Bank of New York Mellon Corp	136,524
1,771,218	e	Bank of NOVA Scotia	80,848
66,700		Bank of Okinawa Ltd	2,370
234,525	e	Bank of Queensland Ltd	2,468
148,000		Bank of Saga Ltd	460
76,316	e	Bank of the Ozarks, Inc	2,025
2,368,780		Bank of the Philippine Islands	2,250
228,700		Bank of the Ryukyus Ltd	2,815
3,061,210		Bank of Yokohama Ltd	15,005
7,509,500		Bank Rakyat Indonesia	5,827
35,847		Bank Sarasin & Compagnie AG.	1,491
25,475		Bank Zachodni WBK S.A.	1,331
115,703	e	BankFinancial Corp	1,108
320,410	e	Bankinter S.A.	4,044
131,956	e	Banner Corp	360
5,136		Banque Cantonale Vaudoise	2,116
60,494		Banque Marocaine du Commerce Exterieur	1,856
15,856	e	Bar Harbor Bankshares	539
19,847,597		Barclays plc	117,362
6,307		Basler Kantonalbank	718
2,937,206	e	BB&T Corp	80,009
509,144	e	Bendigo Bank Ltd	4,222
177,978	*,e	Beneficial Mutual Bancorp, Inc	1,625
76,490	e	Berkshire Hills Bancorp, Inc	1,678
85,677		BinckBank NV	1,517
1,994,539	e	BNP Paribas	159,361
6,217,696	e	BOC Hong Kong Holdings Ltd	13,639
63,165	e	BOK Financial Corp	2,926
397,628	e	Boston Private Financial Holdings, Inc	2,589
12,125	*	BRE Bank S.A.	1,014
30,819	e	Bridge Bancorp, Inc	750
315,975	e	Brookline Bancorp, Inc	3,071
4,394	e	Brooklyn Federal Bancorp, Inc	54
40,687	e	Bryn Mawr Bank Corp	711
2,567,748		Bumiputra-Commerce Holdings BHD	8,235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,662		Caja de Ahorros del Mediterraneo	$795
47,757	e	Camden National Corp	1,578
518,617	e	Canadian Imperial Bank of Commerce/Canada	31,626
72,576		Canadian Western Bank	1,346
67,775	e	Capital City Bank Group, Inc	962
68,338		Capitol Federal Financial	2,250
153,354		Cardinal Financial Corp	1,262
2,420	e	Cascade Bancorp	3
41,659	e	Cass Information Systems, Inc	1,244
8,231,316		Cathay Financial Holding Co Ltd	13,673
272,814	e	Cathay General Bancorp	2,207
52,888		Center Bancorp, Inc	398
64,264		Centerstate Banks of Florida, Inc	507
182,816	e	Central Pacific Financial Corp	461
13,640	e	Century Bancorp, Inc	296
5,761,000		Chang Hwa Commercial Bank	2,643
118,475	e	Chemical Financial Corp	2,582
4,259		Cheviot Financial Corp	36
1,554,885		Chiba Bank Ltd	9,631
38,000	*	Chiba Kogyo Bank Ltd	309
31,665	*,e	Chicopee Bancorp, Inc	418
9,552,000		China Citic Bank	6,298
67,403,545	e	China Construction Bank	53,836
11,202,374		China Development Financial Holding Corp	2,979
5,148,850	e	China Merchants Bank Co Ltd	11,480
11,576,434		Chinatrust Financial Holding Co	7,508
116,000		Chong Hing Bank Ltd	224
59,000	e	Chugoku Bank Ltd	747
134,000		Chukyo Bank Ltd	421
88,699,045		Citigroup, Inc	429,303
50,003	e	Citizens & Northern Corp	740
19,631	e	Citizens Holding Co	519
623,419	*,e	Citizens Republic Bancorp, Inc	474
89,753	e	City Holding Co	2,676
133,166	e	City National Corp	5,184
46,275	e	Clifton Savings Bancorp, Inc	453
43,120	e	CNB Financial Corp	740
139,810		CoBiz, Inc	696
133,695	e	Columbia Banking System, Inc	2,213
41,073		Comdirect Bank AG.	400
518,041	e	Comerica, Inc	15,370
181,979		Commerce Bancshares, Inc	6,777
380,067		Commercial International Bank	3,964
111,716	e	Commerzbank AG.	1,417
1,853,100	e	Commonwealth Bank of Australia	84,601
189,016	e	Community Bank System, Inc	3,453

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,972	e	Community Trust Bancorp, Inc	$2,250
9,761		Credicorp Ltd	753
89,400		Credicorp Ltd	6,951
283,781	e	Credit Agricole S.A.	5,930
91,906		Credito Emiliano S.p.A.	584
254,549	e	Cullen/Frost Bankers, Inc	13,145
462,078	e	CVB Financial Corp	3,507
184,110		Daegu Bank	2,641
534,400		Dah Sing Banking Group Ltd	689
196,800		Dah Sing Financial Holdings Ltd	1,133
462,000		Daishi Bank Ltd	1,868
114,098		Danske Bank AS	2,989
6,087,248		DBS Group Holdings Ltd	57,387
251,080	e	Deutsche Bank AG.	19,269
36,904	*,e	Deutsche Postbank AG.	1,305
116,196	e	Dexia	1,071
148,460	e	Dime Community Bancshares	1,697
751,741	e	DNB NOR Holding ASA	8,707
128,306	*,e	Dollar Financial Corp	2,055
300,000	*	Dummy Set-up for ticker DUMMY US	0	^
8,563,020		E.Sun Financial Holding Co Ltd	3,569
48,680	*,e	Eagle Bancorp, Inc	466
516,780	e	East West Bancorp, Inc	4,289
86,464		EFG Eurobank Ergasias S.A.	1,360
61,729	e	EFG International	1,111
162,000	e	Ehime Bank Ltd	451
204,000		Eighteenth Bank Ltd	609
23,632		Enterprise Bancorp, Inc	302
59,180	e	Enterprise Financial Services Corp	547
346,700		EON Capital BHD	540
28,139	e	Erste Bank der Oesterreichischen Sparkassen AG.	1,258
44,315	e	ESB Financial Corp	593
98,646	e	ESSA Bancorp, Inc	1,303
240,041	*,e	Euronet Worldwide, Inc	5,768
38,913	e	Farmers Capital Bank Corp	696
3,828,843		Fifth Third Bancorp	38,786
55,169	e	Financial Institutions, Inc	550
4,960	e,m	Fionia Bank AS	31
84,749	e	First Bancorp	1,530
505,045	e	First Bancorp (Puerto Rico)	1,540
53,780	e	First Bancorp, Inc	1,000
157,306	e	First Busey Corp	739
9,184	*,e	First California Financial Group, Inc	44
22,676	e	First Citizens Bancshares, Inc (Class A)	3,608
490,525	e	First Commonwealth Financial Corp	2,786
56,041	e	First Community Bancshares, Inc	707

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,600	e	First Defiance Financial Corp	$829
258,535		First Financial Bancorp	3,115
109,822	e	First Financial Bankshares, Inc	5,432
63,542	e	First Financial Corp	1,947
90,787	e	First Financial Holdings, Inc	1,450
107,295	e	First Financial Northwest, Inc	624
18,568	e	First Financial Service Corp	250
1,046,267	*,e	First Horizon National Corp	13,842
133,079	e	First Merchants Corp	928
283,678	e	First Midwest Bancorp, Inc	3,197
569,189		First Niagara Financial Group, Inc	7,018
28,525	e	First of Long Island Corp	758
47,048	e	First South Bancorp, Inc	541
469,107	e	FirstMerit Corp	8,927
3,989,776	e	FirstRand Ltd	8,769
309,455	*,e	Flagstar Bancorp, Inc	319
147,768		Flushing Financial Corp	1,685
637,388	e	FNB Corp	4,532
11,263,680	*	Fortis	52,761
27,421	*,e	Fox Chase Bancorp, Inc	275
4,920	e	Frontier Financial Corp	5
2,014,000		Fubon Bank Hong Kong Ltd	873
8,137,818		Fubon Financial Holding Co Ltd	9,189
10,899,587		Fuhwa Financial Holdings Co Ltd	8,069
389,000		Fukui Bank Ltd	1,270
2,753,542		Fukuoka Financial Group, Inc	11,442
207,000		Fukushima Bank Ltd	125
542,557	e	Fulton Financial Corp	3,993
170,770	*	Geniki Bank	217
54,453	e	German American Bancorp, Inc	845
346,048	e	Glacier Bancorp, Inc	5,170
58,912	e	Great Southern Bancorp, Inc	1,397
208,301		Greek Postal Savings Bank	1,463
1,712,303		Grupo Financiero Banorte S.A. de C.V.	5,733
783,402	e	Grupo Financiero Inbursa S.A.	2,221
384,829	*,e	Guaranty Bancorp	570
540,311		Gunma Bank Ltd	2,973
133,120		Hachijuni Bank Ltd	741
128,210	e	Hampton Roads Bankshares, Inc	369
135,013	e	Hancock Holding Co	5,072
1,232,202		Hang Seng Bank Ltd	17,759
3,080	*,e	Hanmi Financial Corp	5
237,495	e	Harleysville National Corp	1,266
331,994		HDFC Bank Ltd	11,391
89,048	e	Heartland Financial USA, Inc	1,313
20,353	*,e	Heritage Financial Corp	268

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,967	e	Heritage Financial Group	$25
143,000		Higashi-Nippon Bank Ltd	299
345,000		Higo Bank Ltd	2,037
143,300	e	Hiroshima Bank Ltd	592
370,000	e	Hokkoku Bank Ltd	1,546
350,000	e	Hokuetsu Bank Ltd	671
2,506,320		Hokuhoku Financial Group, Inc	5,863
41,322	*,e	Home Bancorp, Inc	503
80,225	e	Home Bancshares, Inc	1,759
46,769		Home Capital Group, Inc	1,671
81,466	e	Home Federal Bancorp, Inc	930
1,044,600		Hong Leong Bank BHD	1,983
378,500		Hong Leong Credit BHD	588
17,391		HQ AB	344
29,208,756		HSBC Holdings plc	334,229
92,000		HSBC Holdings plc (Hong Kong)	1,067
4,073,339		Hua Nan Financial Holdings Co Ltd	2,559
3,143,575		Hudson City Bancorp, Inc	41,338
14,683,321		Huntington Bancshares, Inc	69,158
251,000		Hyakugo Bank Ltd	1,292
249,000	e	Hyakujushi Bank Ltd	1,126
116,874	e	IBERIABANK Corp	5,325
982,370		ICICI Bank Ltd	18,534
63,526		ICICI Bank Ltd (ADR)	2,450
120,566	e	Independent Bank Corp	2,669
1,790	e	Independent Bank Corp	3
65,296,000		Industrial & Commercial Bank of China	49,203
242,820	*	Industrial Bank Of Korea	2,978
200	*,b	IndyMac Bancorp, Inc	0	^
3,775		ING Bank Slaski S.A.	842
7,599,047	*	ING Groep NV	135,665
292,477	e	International Bancshares Corp	4,770
381,792		Investec Ltd	2,904
1,354,776		Investec plc	9,916
241,296	*,e	Investors Bancorp, Inc	2,560
1,161,074		Israel Discount Bank Ltd	2,192
91,000	e	Iyo Bank Ltd	821
755,355	e	Joyo Bank Ltd	3,711
23,694,063		JPMorgan Chase & Co	1,038,275
1,371,970		Julius Baer Holding AG.	68,512
582,000		Juroku Bank Ltd	1,990
78,363	*	Jyske Bank	3,266
73,000		Kagawa Bank Ltd	289
264,000		Kagoshima Bank Ltd	2,100
203,000	e	Kansai Urban Banking Corp	283
57,500	e	Kanto Tsukuba Bank Ltd	197

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,587		KAS Bank NV	$236
2,391,700		Kasikornbank PCL	6,300
91,733	e	Kearny Financial Corp	956
466,000	e	Keiyo Bank Ltd	2,383
4,834	e	Kentucky First Federal Bancorp	60
2,662,094		Keycorp	17,304
6,168	e	K-Fed Bancorp	56
712,000	e	Kiyo Holdings, Inc	904
21,736		Komercni Banka A.S.	4,335
318,490		Korea Exchange Bank	3,744
153,465		Kotak Mahindra Bank Ltd	2,487
5,185,300		Krung Thai Bank PCL	1,405
124,005	e	Lakeland Bancorp, Inc	930
76,846	e	Lakeland Financial Corp	1,587
36,259	e	Laurentian Bank of Canada	1,299
34,166	e	Legacy Bancorp, Inc	359
21,418		Liechtenstein Landesbank	1,440
3,346,088		Lloyds TSB Group plc	5,545
258,215	e	M&T Bank Corp	16,092
118,231	e	MainSource Financial Group, Inc	804
4,200,350		Malayan Banking BHD	8,071
1,542,714		Marshall & Ilsley Corp	12,450
233,586	e	MB Financial, Inc	4,898
1,487,567	e	Mediobanca S.p.A.	20,332
9,767,360		Mega Financial Holding Co Ltd	6,183
23,571	e	Merchants Bancshares, Inc	503
56,818	*,e	Meridian Interstate Bancorp, Inc	483
350,538	*	Metavante Technologies, Inc	12,087
1,135,200		Metropolitan Bank & Trust	922
136,000		Michinoku Bank Ltd	311
22,378	e	Midsouth Bancorp, Inc	295
107,000	e	Mie Bank Ltd	353
337,000		Minato Bank Ltd	469
17,131,291		Mitsubishi UFJ Financial Group, Inc	91,988
6,582,214		Mitsui Trust Holdings, Inc	24,418
216,000	e	Miyazaki Bank Ltd	900
143,066		Mizrahi Tefahot Bank Ltd	1,218
12,016,100		Mizuho Financial Group, Inc	23,827
851,784	e	Mizuho Trust & Banking Co Ltd	901
47,300		Musashino Bank Ltd	1,431
425,000	e	Nanto Bank Ltd	2,315
134,601	e	Nara Bancorp, Inc	935
20,363	e	NASB Financial, Inc	536
4,603,726		National Australia Bank Ltd	124,929
293,198	e	National Bank of Canada	16,305
2,107,310		National Bank of Greece S.A.	75,551

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,838		National Bankshares, Inc	$861
591,550	e	National Penn Bancshares, Inc	3,614
142,469		Natixis	859
201,325	e	NBT Bancorp, Inc	4,538
261,908		Nedbank Group Ltd	4,166
231,343	*	Net 1 UEPS Technologies, Inc	4,849
1,170,758	e	New York Community Bancorp, Inc	13,370
601,016	e	NewAlliance Bancshares, Inc	6,431
1,009,854		Nishi-Nippon City Bank Ltd	2,554
1,624,960	e	Nordea Bank AB	16,363
28,954	e	Northeast Community Bancorp, Inc	214
22,377	*	Northern Rock PLC	0	^
1,448,133		Northern Trust Corp	84,223
109,227	e	Northfield Bancorp, Inc	1,398
30,106	e	Northrim BanCorp, Inc	459
101,336	e	Northwest Bancorp, Inc	2,315
8,759	e	Norwood Financial Corp	272
54,993	e	OceanFirst Financial Corp	638
260,000	e	Ogaki Kyoritsu Bank Ltd	895
19,842		Ohio Valley Banc Corp	526
252,000	e	Oita Bank Ltd	985
176,328		OKO Bank (Class A)	2,013
477,186	e	Old National Bancorp	5,344
3,090	e	Old Point Financial Corp	51
93,268	e	Old Second Bancorp, Inc	534
145,562		Oriental Financial Group, Inc	1,849
66,060	e	Oritani Financial Corp	901
25,170	e	Orrstown Financial Services, Inc	973
419,629	*	OTP Bank Rt	11,974
3,230,730	e	Oversea-Chinese Banking Corp	18,004
349,127	e	Pacific Capital Bancorp	503
67,611	e	Pacific Continental Corp	712
142,501	e	PacWest Bancorp	2,715
64,663	e	Park National Corp	3,772
74,890		PayPoint plc	539
49,412	e	Peapack Gladstone Financial Corp	794
18,688	e	Penns Woods Bancorp, Inc	598
30,937	*,e	Pennsylvania Commerce Bancorp, Inc	377
67,693	e	Peoples Bancorp, Inc	883
17,774		Peoples Financial Corp	331
1,371,995	e	People’s United Financial, Inc	21,348
297,445		Piccolo Credito Valtellinese Scarl	3,066
185,650	*,e	Pinnacle Financial Partners, Inc	2,360
46,461		Piraeus Bank S.A.	861
2,188,975		PNC Financial Services Group, Inc	106,362
1,574,799	e	Popular, Inc	4,457

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,021		Porter Bancorp, Inc	$66
650,233		Powszechna Kasa Oszczednosci Bank Polski S.A.	7,601
119,438	e	Premierwest Bancorp	324
182,366	e	PrivateBancorp, Inc	4,461
259,243	e	Prosperity Bancshares, Inc	9,019
340,989	e	Provident Financial Services, Inc	3,509
195,312	e	Provident New York Bancorp	1,865
6,297		Prudential Bancorp, Inc of Pennsylvania	63
14,548,500		PT Bank Central Asia Tbk	6,962
5,174,093		PT Bank Danamon Indonesia Tbk	2,650
9,843,500		PT Bank Mandiri Persero Tbk	4,787
38,900		Public Bank BHD	115
1,169,505		Public Bank BHD	3,453
261,097		Pusan Bank	2,903
5,297	e	Qc Holdings, Inc	36
234,293	e	Raiffeisen International Bank Holding AG.	15,278
8,091,558	e	Regions Financial Corp	50,249
122,316	e	Renasant Corp	1,816
60,317	e	Republic Bancorp, Inc (Class A)	1,204
35,274	*,e	Republic First Bancorp, Inc	160
123,600		Resona Holdings, Inc	1,590
1,036,900		RHB Capital BHD	1,519
52,348	e	Rockville Financial, Inc	563
43,330	e	Roma Financial Corp	539
5,200	m	Roskilde Bank	0	^
135,601		Royal Bank of Canada	7,264
2,270,200	e	Royal Bank of Canada (Toronto)	122,029
19,832,268		Royal Bank of Scotland Group plc	16,782
64,058	*	Royal Bank of Scotland Group plc (Euro)	54
133,270	e	S&T Bancorp, Inc	1,727
58,454	e	S.Y. Bancorp, Inc	1,350
100,908	e	Sandy Spring Bancorp, Inc	1,643
285,000		San-In Godo Bank Ltd	2,429
44,895	*,e	Santander BanCorp	438
717,800	*	Sapporo Hokuyo Holdings, Inc	2,551
109,471	e,f	Sberbank (GDR)	24,334
68,122	e	SCBT Financial Corp	1,914
2,184		SEVEN BANK Ltd	5,401
296,000	e	Shiga Bank Ltd	1,856
187,000	e	Shikoku Bank Ltd	667
8,200		Shimizu Bank Ltd	336
7,272,113		Shin Kong Financial Holding Co Ltd	2,895
190,126	*,e	Shinsei Bank Ltd	292
1,034,234	e	Shizuoka Bank Ltd	10,922
182,000	m	Shonai Bank Ltd	302
51,971	e	Shore Bancshares, Inc	869

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,646,900		Siam Commercial Bank PCL	$6,734
41,006	e	Sierra Bancorp	492
206,677	*,e	Signature Bank	5,994
87,388	e	Simmons First National Corp (Class A)	2,518
6,703,947		SinoPac Financial Holdings Co Ltd	2,753
690,862	e	Skandinaviska Enskilda Banken AB (Class A)	4,658
73,713		Smithtown Bancorp, Inc	851
1,628,263		Societe Generale	131,049
1,074,211	e	South Financial Group, Inc	1,579
77,819		Southside Bancshares, Inc	1,752
92,007	e	Southwest Bancorp, Inc	1,292
93,160	e	Sparebanken Midt-Norge	782
3,863		St Galler Kantonalbank	1,764
1,479,813		Standard Bank Group Ltd	19,138
84,189	e	State Bancorp, Inc	711
43,848		State Bank of India Ltd	2,001
39,396	f	State Bank of India Ltd (GDR)	3,581
3,520,021		State Street Corp	185,153
130,487	e	StellarOne Corp	1,925
125,145	e	Sterling Bancorp	904
465,666	e	Sterling Bancshares, Inc	3,404
362,445	e	Sterling Financial Corp	725
49,857	e	Suffolk Bancorp	1,476
1,348,510	e	Sumitomo Mitsui Financial Group, Inc	47,021
3,840,018		Sumitomo Trust & Banking Co Ltd	20,405
102,180	*,e	Sun Bancorp, Inc	540
2,280,180		Suncorp-Metway Ltd	17,863
4,388,146		SunTrust Banks, Inc	98,953
658,124	e	Suruga Bank Ltd	6,225
504,455	e	Susquehanna Bancshares, Inc	2,971
182,227	*,e	SVB Financial Group	7,885
829,471	e	Svenska Handelsbanken (A Shares)	21,179
81,551	e	Swedbank AB (A Shares)	778
69,450		Sydbank AS	1,819
1,149,791	e	Synovus Financial Corp	4,312
6,324,000		Taishin Financial Holdings Co Ltd	2,754
2,249,000	*	Taiwan Business Bank	585
3,946,284	e	TCF Financial Corp	51,460
12,000	*	Territorial Bancorp, Inc	188
199,782	*,e	Texas Capital Bancshares, Inc	3,364
650,293	e	TFS Financial Corp	7,738
74,627	*	The Bancorp, Inc	427
16,972,600	*	TMB Bank PCL	605
98,000		Tochigi Bank Ltd	476
336,000	e	Toho Bank Ltd	1,493
81,000	e	Tokushima Bank Ltd	332

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,600	e	Tokyo Tomin Bank Ltd	$646
49,944	e	Tompkins Trustco, Inc	2,183
1,699,026	e	Toronto-Dominion Bank	109,894
260,000	*	Towa Bank Ltd	171
17,391		Tower Bancorp, Inc	457
119,822	e	TowneBank	1,528
75,795	e	Trico Bancshares	1,243
559,644	e	Trustco Bank Corp NY	3,498
338,860	e	Trustmark Corp	6,455
3,231,474		Turkiye Garanti Bankasi AS	12,194
428,828		Turkiye Halk Bankasi AS	2,543
1,868,228		Turkiye Is Bankasi (Series C)	7,302
1,179,697		Turkiye Vakiflar Bankasi Tao	2,703
220,000	*	UBS AG.	4,028
10,620,945	*	UBS AG. (Switzerland)	194,422
613,209	e	UCBH Holdings, Inc	491
181,044	e	UMB Financial Corp	7,321
487,491	e	Umpqua Holdings Corp	5,167
23,850,087	*,e	UniCredito Italiano S.p.A	93,186
84,477	e	Union Bankshares Corp	1,052
216,246	e	United Bankshares, Inc	4,236
265,515	e	United Community Banks, Inc	1,328
99,767	e	United Financial Bancorp, Inc	1,155
1,947,312		United Overseas Bank Ltd	23,197
30,386	e	United Security Bancshares	674
82,374	e	Univest Corp of Pennsylvania	1,785
13,499,142		US Bancorp	295,091
230,750		UTI Bank Ltd	4,726
429,917	e	Valley National Bancorp	5,284
4,703		Verwalt & Privat-Bank AG.	548
50,761	e	ViewPoint Financial Group	713
30,480		Vontobel Holding AG.	1,018
933,672	e,f	VTB Bank OJSC (GDR)	3,455
45,364		Washington Banking Co	420
306,348	e	Washington Federal, Inc	5,165
75,440	e	Washington Trust Bancorp, Inc	1,322
113,955		Waterland Financial Holdings	36
54,494	*,e	Waterstone Financial, Inc	276
389,497		Webster Financial Corp	4,857
27,954,579		Wells Fargo & Co	787,760
141,749	e	WesBanco, Inc	2,191
102,036		West Bancorporation, Inc	506
151,063	e	Westamerica Bancorporation	7,855
245,976	*	Western Alliance Bancorp	1,552
5,490,794		Western Union Co	103,886
166,584	e	Westfield Financial, Inc	1,411

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,413,527	e	Westpac Banking Corp	$79,050
214,625	e	Whitney Holding Corp	2,048
26,853	e	Wilber Corp	226
215,986	e	Wilmington Trust Corp	3,067
116,321	e	Wilshire Bancorp, Inc	854
160,127		Wing Hang Bank Ltd	1,575
145,319	e	Wintrust Financial Corp	4,063
355,340	*	Woori Finance Holdings Co Ltd	4,810
43,215	e	WSFS Financial Corp	1,151
20,400		Yachiyo Bank Ltd	619
81,957	e	Yadkin Valley Financial Corp	383
156,000		Yamagata Bank Ltd	805
427,000		Yamaguchi Financial Group, Inc	4,429
152,000		Yamanashi Chuo Bank Ltd	735
1,214,779	*	Yapi ve Kredi Bankasi	2,652
431,518	e	Zions Bancorporation	7,754

		TOTAL DEPOSITORY INSTITUTIONS	9,132,484

EATING AND DRINKING PLACES - 0.83%
175,213	*	AFC Enterprises	1,475
1,051,000		Ajisen China Holdings Ltd	936
13,057	e	Autogrill S.p.A.	158
60,847	*,e	Benihana, Inc	349
90,684	*,e	BJ’s Restaurants, Inc	1,359
174,354		Bob Evans Farms, Inc	5,067
3,082,608		Brinker International, Inc	48,489
88,116	*,e	Buffalo Wild Wings, Inc	3,667
324,325	e	Burger King Holdings, Inc	5,705
554,000		Cafe de Coral Holdings Ltd	1,214
101,603	*,e	California Pizza Kitchen, Inc	1,587
54,053	*	Carrols Restaurant Group, Inc	409
151,476	e	CBRL Group, Inc	5,211
116,696	*,e	CEC Entertainment, Inc	3,018
366,875	*,e	Cheesecake Factory	6,795
96,736	*,e	Chipotle Mexican Grill, Inc (Class A)	9,388
330,148		CKE Restaurants, Inc	3,463
41,500	e	Colowide Co Ltd	279
17,978,063		Compass Group plc	109,840
15,000		Daisyo Corp	206
720,527	e	Darden Restaurants, Inc	24,592
655,492	*	Denny’s Corp	1,744
19,591	*,e	Diedrich Coffee, Inc	471
88,562	e	DineEquity, Inc	2,192
218,046	*,e	Domino’s Pizza, Inc	1,928
8,762	*,e	Einstein Noah Restaurant Group, Inc	105
1,997,072	e	Enterprise Inns plc	3,974

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,700		Formosa International Hotels Corp	$525
10,761	e	Frisch’s Restaurants, Inc	278
344,112		Greene King plc	2,318
7,483		Ibersol SGPS S.A.	106
6,400		Ichibanya Co Ltd	155
449,496	*	Jack in the Box, Inc	9,210
408,800		Jollibee Foods Corp	427
34,300		Kappa Create Co Ltd	871
15,000		Kentucky Fried Chicken Japan Ltd	277
18,000	e	Kisoji Co Ltd	402
445,170	*	Krispy Kreme Doughnuts, Inc	1,589
37,205	*,e	Landry’s Restaurants, Inc	391
118,812	*,e	Luby’s, Inc	499
1,038,939		Marston’s plc	1,616
16,700	*	Matsuya Foods Co Ltd	241
89,513	*,e	McCormick & Schmick’s Seafood Restaurants, Inc	666
5,537,748		McDonald’s Corp	316,038
139,200	e	McDonald’s Holdings Co Japan Ltd	2,784
318,919	*,e	Mitchells & Butlers plc	1,324
37,200	e	MOS Food Services, Inc	648
101,868	e	O’Charleys, Inc	955
120,187		Onex Corp	2,946
167,980	*	Papa John’s International, Inc	4,127
159,879	*,e	PF Chang’s China Bistro, Inc	5,431
21,400		Plenus Co Ltd	320
652,031		Punch Taverns plc	1,255
91,555	*,e	Red Robin Gourmet Burgers, Inc	1,870
284,677		Restaurant Group plc	878
14,100	*	Ringer Hut Co Ltd	182
26,200	e	Royal Holdings Co Ltd	295
367,201	*,e	Ruby Tuesday, Inc	3,092
99,193	*,e	Ruth’s Chris Steak House, Inc	419
30,700		Saizeriya Co Ltd	560
78,245	e	Sodexho Alliance S.A.	4,688
306,713	*,e	Sonic Corp	3,392
7,900	*,e	St Marc Holdings Co Ltd	250
489	e	Starbucks Coffee Japan Ltd	207
4,158,002	*	Starbucks Corp	85,862
142,320	*,e	Steak N Shake Co	1,675
246,876	*,e	Texas Roadhouse, Inc (Class A)	2,622
22,300	e	WATAMI Co Ltd	469
2,848,592		Wendy’s/Arby’s Group, Inc (Class A)	13,474
129,476	e	Wetherspoon (J.D.) plc	990
23,620	e	Whitbread plc	459
696	e	Yoshinoya D&C Co Ltd	839
1,953,710		Yum! Brands, Inc	65,956

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,400	e	Zensho Co Ltd	$572

		TOTAL EATING AND DRINKING PLACES	787,771

EDUCATIONAL SERVICES - 0.20%
1,299,039	e,m	ABC Learning Centres Ltd	619
8,380	*	Academedia AB	115
122,888	*,e	American Public Education, Inc	4,269
1,232,787	*	Apollo Group, Inc (Class A)	90,818
140,617		Benesse Corp	6,893
68,851	*	Bridgepoint Education, Inc	1,051
441,864		CAE, Inc	3,735
263,950	*,e	Career Education Corp	6,435
133,783	*,e	ChinaCast Education Corp	973
509,998	*,e	Corinthian Colleges, Inc	9,466
233,608		DeVry, Inc	12,923
72,557	*,e	Grand Canyon Education, Inc	1,294
228,510	*,e	ITT Educational Services, Inc	25,229
52,511	*,e	K12, Inc	865
46,609	*,e	Learning Tree International, Inc	531
43,297	*,e	Lincoln Educational Services Corp	991
77,434	*,e	Princeton Review, Inc	325
1,298,000		Raffles Education Corp Ltd	470
61,747	e	Strayer Education, Inc	13,441
96,160	*,e	Universal Technical Institute, Inc	1,894
82,735		UP, Inc	507
335,000		YBM Sisa.com, Inc	2,403

		TOTAL EDUCATIONAL SERVICES	185,247

ELECTRIC, GAS, AND SANITARY SERVICES - 4.32%
1,495,542	e	A2A S.p.A.	2,939
361,651		ACEA S.p.A.	4,734
17,633		AcegasAps S.p.A.	116
46,154		Actelios S.p.A.	255
654,779	*	Adani Power Ltd	1,387
4,922,992	*	AES Corp	72,959
3,149,612		AES Gener S.A.	1,364
186,300		AES Tiete S.A.	2,101
891,218		AGL Energy Ltd	10,748
314,357		AGL Resources, Inc	11,087
37,925		Algonquin Power Income Fund	123
2,522,534		Allegheny Energy, Inc	66,898
144,751	e	Allete, Inc	4,859
400,254		Alliant Energy Corp	11,147
735,403		Ameren Corp	18,591
83,770	e	American Ecology Corp	1,566
2,750,845		American Electric Power Co, Inc	85,249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,679	e	American States Water Co	$3,281
469,248	e	American Water Works Co, Inc	9,357
410,186	e	Aqua America, Inc	7,236
30,432	e	Artesian Resources Corp	512
26,900	*,e	Asahi Holdings, Inc	456
140,489		Ascopiave S.p.A.	337
56,280		Atco Ltd	2,208
489,784		Atmos Energy Corp	13,802
327,669		Avista Corp	6,625
386	*,e	Beacon Power Corp	0	^
18,898,500	*	Beijing Enterprises Water Group Ltd	3,828
106,061	*	BFI Canada Ltd	1,375
2,099		Bkw Fmb Energie AG	182
234,029	e	Black Hills Corp	5,891
23,702		Boralex Power, Income Fund	86
22,195	*	Boralex, Inc	187
122,048		California Water Service Group	4,753
1,415,729	*,e	Calpine Corp	16,309
153,531	*	Canadian Hydro Developers, Inc	739
211,349		Canadian Utilities Ltd	7,480
6,043,859		Centerpoint Energy, Inc	75,125
278,581		Centrais Eletricas Brasileiras S.A.	4,340
243,617		Centrais Eletricas Brasileiras S.A. (Preference)	3,424
71,153	e	Central Vermont Public Service Corp	1,373
666,210		Centrica plc	2,679
60,761	*,e	Ceres Power Holdings plc	201
248,403		CEZ	13,248
102,739	e	CH Energy Group, Inc	4,552
45,323		Chemtrade Logistics Income Fund	356
44,431	e	Chesapeake Utilities Corp	1,377
184,000		China Resources Gas Group Ltd	151
4,286,289		China Resources Power Holdings Co	9,966
4,223,848		China Water Affairs Group Ltd	1,275
633,320		Chubu Electric Power Co, Inc	15,381
356,182	e	Chugoku Electric Power Co, Inc	7,833
39,000		CIA DE TRANSMISSAO DE ENERGIA ELETRICA PAULISTA	1,095
422,887		CIR-Compagnie Industriali Riunite S.p.A.	951
175,389	*,e	Clean Energy Fuels Corp	2,527
104,671	*	Clean Harbors, Inc	5,889
313,011	e	Cleco Corp	7,850
391,034	e	CLP Holdings Ltd	2,654
1,344,269	e	CMS Energy Corp	18,013
533,587		Cofide S.p.A.	456
8,771,407		Colbun S.A.	2,121
145,395		Companhia de Saneamento Basico do Estado de Sao Paulo	2,799

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

422,229		Companhia Energetica de Minas Gerais	$6,435
212,588		Companhia Energetica de Sao Paulo (Class B)	2,616
127,002		Companhia Paranaense de Energia	2,247
49,221	e	Connecticut Water Service, Inc	1,102
972,597	e	Consolidated Edison, Inc	39,818
76,424	e	Consolidated Water Co, Inc	1,248
1,939,785		Constellation Energy Group, Inc	62,791
2,372,229		Contact Energy Ltd	9,868
493,478	*,e	Covanta Holding Corp	8,389
123,370		CPFL Energia S.A.	2,224
208,890	e	Crosstex Energy, Inc	1,103
4,115,000	e	Datang International Power Generation Co Ltd	2,150
992,955	*	Dogan Sirketler Grubu Holdings	749
2,097,618		Dominion Resources, Inc	72,368
356,865	e	DPL, Inc	9,314
1,416,290	e	Drax Group plc	10,672
855,968		DTE Energy Co	30,079
2,845,256		DUET Group	4,255
6,073,273		Duke Energy Corp	95,593
2,619,209	*	Dynegy, Inc (Class A)	6,679
4,659,420		E.ON AG.	197,596
1,633,083		Edison International	54,839
203,792		EDP - Energias do Brasil S.A.	3,359
180,613	*,e	EDP Renovaveis S.A.	1,986
2,503,952		El Paso Corp	25,841
249,617	*	El Paso Electric Co	4,411
109,285	e	Electric Power Development Co	3,464
193,909	e	Electricite de France	11,503
211,102		Eletropaulo Metropolitana de Sao Paulo S.A.	4,320
43,831		ElSwedy Cables Holding Co	627
169,357	e	Empire District Electric Co	3,064
4,664,157		Empresa Nacional de Electricidad S.A.	7,270
39,880		Enagas	833
547,499	e	Enbridge, Inc	21,258
6,847,569		Enel S.p.A.	43,463
636,649		Energen Corp	27,440
8,687,821		Energias de Portugal S.A.	39,793
1,114,409		Energy Developments Ltd	2,428
89,525		Energy Savings Income Fund	1,164
751,023	*,e	Energy World Corp Ltd	278
556,219		EnergySolutions, Inc	5,128
74,773	*,e	EnerNOC, Inc	2,479
22,064,382		Enersis S.A.	8,027
27,384	*	EnerTAD S.p.A.	34
127,228		Enia S.p.A.	998
274,925		Enka Insaat ve Sanayi AS	1,167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,005,489		Entergy Corp	$80,298
1,570,820		Envestra Ltd	797
5,221,178		Exelon Corp	259,075
130,833		Fersa Energias Renovables S.A.	440
1,815,701		FirstEnergy Corp	83,014
31,364	e	Florida Public Utilities Co	381
264,396	e	Fortis, Inc	6,169
5,403,820		Fortum Oyj	138,542
1,871,273		FPL Group, Inc	103,350
683,223		Gas Natural SDG S.A.	15,097
12,335		Gas Plus	126
2,092,692		Gaz de France	92,927
201,711	*	Geodynamics Ltd	165
813,700		Glow Energy PCL	798
935,600		Glow Energy PCL	917
52,616		Great Lakes Hydro Income Fund	867
418,492	e	Great Plains Energy, Inc	7,512
46,316	*	Greentech Energy Systems	239
5,168,000		Guangdong Investments Ltd	2,547
19,450		Hafslund ASA (B shares)	237
388,903		Hastie Group Ltd	765
604,902		Hastings Diversified Utilities Fund	518
287,487	e	Hawaiian Electric Industries, Inc	5,209
717,046		Hera S.p.A.	1,745
3,513	*	Heritage-Crystal Clean, Inc	45
258,870		Hokkaido Electric Power Co, Inc	5,387
341,000	e	Hokuriku Electric Power Co	8,680
2,314,391	e	Hong Kong & China Gas Ltd	5,847
2,853,703	e	Hong Kong Electric Holdings Ltd	15,649
3,790,000		Huaneng Power International, Inc	2,509
116,011	e	Hunting PLC	999
114,535	e	Iberdrola Renovables	563
5,808,183		Iberdrola S.A.	56,988
241,286		Idacorp, Inc	6,947
14,375		Innergex Power Income Fund	134
235,240	e	Integrys Energy Group, Inc	8,443
473,609		Interconexion Electrica S.A.	3,012
700	e,m	Interconexion Electrica S.A.(ADR)	92
6,013,148	e	International Power plc	27,773
540,918	e	Iride S.p.A.	1,059
151,585	e	ITC Holdings Corp	6,890
346,000		Iwatani International Corp	1,064
95	e	Japan Wind Development Co Ltd	409
2,045,212		Kansai Electric Power Co, Inc	49,441
57,820		Keyera Facilities Income Fund	1,066
577,612	*	KOC Holding AS	1,518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

377,697	*	Korea Electric Power Corp	$11,476
76,703		Korea Gas Corp	3,470
562,373		Kyushu Electric Power Co, Inc	12,749
143,606		Laclede Group, Inc	4,618
39,857	e	Lassila & Tikanoja Oyj	957
23,300		Macquarie Power & Infrastructure Income Fund	126
591,430		Manila Electric Co	2,122
701,921		MDU Resources Group, Inc	14,635
117,778		MGE Energy, Inc	4,297
77,422	e	Middlesex Water Co	1,168
1,213,435	*,e	Mirant Corp	19,937
2,817,774		MMC Corp BHD	2,019
230,372		National Fuel Gas Co	10,553
2,931,447		National Grid plc	28,297
286,266	e	New Jersey Resources Corp	10,394
85,056		Newalta, Inc	608
272,103	e	Nicor, Inc	9,956
1,028,489		NiSource, Inc	14,286
13,673	*,e	NIVS IntelliMedia Technology Group, Inc	37
1,401,074		Northeast Utilities	33,261
41,959		Northland Power Income Fund	411
793,145	e	Northumbrian Water Group plc	3,126
148,433	e	Northwest Natural Gas Co	6,184
214,246	e	NorthWestern Corp	5,234
3,024,364	*,e	NRG Energy, Inc	85,257
329,614	e	NSTAR	10,488
1,161,871		NTPC Ltd	5,163
2,950,329		NV Energy, Inc	34,194
169,120	e	Oest Elektrizitatswirts AG. (Class A)	8,550
394,106		OGE Energy Corp	13,037
20,000		Okinawa Electric Power Co, Inc	1,194
324,289		Oneok, Inc	11,875
72,078		Ormat Industries	605
58,182	e	Ormat Technologies, Inc	2,375
5,746,938		Osaka Gas Co Ltd	20,167
202,655	e	Otter Tail Corp	4,850
448,000	*	PAN ELECTRIC	0	^
20,872	e	Pennichuck Corp	454
445,604		Pennon Group plc	3,387
676,511		Pepco Holdings, Inc	10,066
260,269	*,e	Perma-Fix Environmental Services	609
619,900		Petronas Gas BHD	1,743
2,577,388		PG&E Corp	104,358
110,273	*,e	Pico Holdings, Inc	3,678
422,451		Piedmont Natural Gas Co, Inc	10,113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,849	*,e	Pike Electric Corp	$909
311,635		Pinnacle West Capital Corp	10,228
500,779	e	PNM Resources, Inc	5,849
8,695,000		PNOC Energy Development Corp	863
1,526,252		Polish Oil & Gas Co	1,914
420,268	e	Portland General Electric Co	8,288
10,053	*	Poweo	305
554,395		Power Grid Corp of India Ltd	1,267
1,297,296	e	PPL Corp	39,360
1,043,668		Progress Energy, Inc	40,766
495,639	*	Progress Energy, Inc (CVO)	114
15,137,000		PT Perusahaan Gas Negara	5,717
88,879		Public Power Corp	1,978
3,764,685		Public Service Enterprise Group, Inc	118,362
1,068,402		Questar Corp	40,129
650,500		Ratchaburi Electricity Generating Holding PCL	730
23,270		Red Electrica de Espana	1,191
140,608		Reliance Energy Ltd	3,570
839,137	*	Reliance Natural Resources Ltd	1,536
4,003,076	*,e	Reliant Energy, Inc	28,582
4,900,943	e	Republic Services, Inc	130,218
95,531	e	Resource America, Inc (Class A)	460
979,060	*	RusHydro (ADR)	3,358
491,595		RWE A.G.	45,659
5,288		RWE A.G. (Preference)	435
448,000	e	Saibu Gas Co Ltd	1,273
731,514		SCANA Corp	25,530
120,010	e	Scottish & Southern Energy plc	2,250
3,692	e	Seche Environnement S.A.	340
17,840		Sechilienne-Sidec	760
1,482,953		Sempra Energy	73,866
60,686		Severn Trent plc	941
424,077	e	Shanks Group PLC	672
209,625	e	Shikoku Electric Power Co, Inc	6,399
72,500		Shizuoka Gas Co Ltd	561
62,300	e	SJW Corp	1,424
888,937		Snam Rete Gas S.p.A.	4,325
43,250	*,e	Solaria Energia y Medio Ambiente S.A.	201
198,399		South Jersey Industries, Inc	7,003
3,041,232		Southern Co	96,316
491,117	e	Southern Union Co	10,210
279,019		Southwest Gas Corp	7,137
144,827		Southwest Water Co	713
807,561	e	SP AusNet	631
288,220	*,e	Stericycle, Inc	13,964
448,321		Suez Environnement S.A.	10,241

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

118,410		Tata Power Co Ltd	$3,244
671,185	e	TECO Energy, Inc	9,450
2,515,875		Tenaga Nasional BHD	5,953
348,902		Terna Rete Elettrica Nazionale S.p.A.	1,361
9,701		Thessaloniki Water Supply & Sewage Co S.A.	74
1,256,997		Toho Gas Co Ltd	5,741
716,093		Tohoku Electric Power Co, Inc	15,955
2,148,421	e	Tokyo Electric Power Co, Inc	56,364
4,317,301		Tokyo Gas Co Ltd	17,940
149,796		Tractebel Energia S.A.	1,765
230,785	e	TransAlta Corp	4,708
162,395		Transfield Services Infrastructure Fund	135
754,673		UGI Corp	18,912
166,322	e	UIL Holdings Corp	4,389
89,600		Ultrapar Participacoes S.A.	3,612
45,938	*,f,m	Unified Energy System (GDR)	4
201,173	e	Unisource Energy Corp	6,186
200,952		United Utilities Group plc	1,466
67,928	e	Unitil Corp	1,525
251,016	e	Vectren Corp	5,783
154,230	e	Veolia Environnement	5,911
244,325	*	Waste Connections, Inc	7,051
1,806,722		Waste Management, Inc	53,876
108,228	*,e	Waste Services, Inc	500
382,634		Westar Energy, Inc	7,465
299,131	e	WGL Holdings, Inc	9,913
2,318,095		Williams Cos, Inc	41,424
574,604	e	Wisconsin Energy Corp	25,955
2,667,738		Xcel Energy, Inc	51,327
2,617,000		Xinao Gas Holdings Ltd	5,200
1,642,000	*,m	Yingde Gases	1,483
57,911	e	York Water Co	803
7,960,222		YTL Power International	4,991
13,052	e	Zhongde Waste Technology AG.	237

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,084,455

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.69%
219,408	*,e	A123 Systems, Inc	4,678
776,000	e	AAC Acoustic Technologies Holdings, Inc	848
24,447	*	Aastra Technologies Ltd	538
1,682,019		ABB Ltd	33,760
58,716		ABB Ltd India	957
253,194	*	Acme Packet, Inc	2,534
147,960	*	Actel Corp	1,801
217,048	e	Acuity Brands, Inc	6,991
608,994	*	Adaptec, Inc	2,034

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

400,000	*	A-DATA Technology Co Ltd	$971
541,766	*,e	ADC Telecommunications, Inc	4,518
214,043	*	Advanced Analogic Technologies, Inc	850
227,025	*,e	Advanced Battery Technologies, Inc	985
165,315	*	Advanced Energy Industries, Inc	2,354
7,223,389	*,e	Advanced Micro Devices, Inc	40,884
8,537,873		Advanced Semiconductor Engineering, Inc	7,025
74,015		Aga Rangemaster Group plc	170
15,500	e	Aiphone Co Ltd	278
121,385	*,e	Airvana, Inc	822
2,765,038	*,e	Alcatel S.A.	12,369
66,200	e	Alpine Electronics, Inc	620
312,674		Alps Electric Co Ltd	1,804
1,021,819	e	Altera Corp	20,958
213,825	*,e	American Superconductor Corp	7,172
361,369		Ametek, Inc	12,615
768,369	*,e	Amkor Technology, Inc	5,286
950,249		Amphenol Corp (Class A)	35,805
295,807	*,e	Anadigics, Inc	1,393
2,340,702		Analog Devices, Inc	64,557
418,300		Ansaldo STS S.p.A.	8,564
5,461,225	*	Apple Computer, Inc	1,012,348
477,756	*	Applied Micro Circuits Corp	4,773
118,912		Applied Signal Technology, Inc	2,767
1,738,747	e	ARM Holdings plc	3,990
753,378	*	Arris Group, Inc	9,801
77,885	*,e	Ascent Solar Technologies, Inc	587
28,864	*	Ascom Holding AG.	354
6,919,875		Asustek Computer, Inc	11,882
327,320	*,e	Atheros Communications, Inc	8,684
2,047,160	*	Atmel Corp	8,578
166,252	*	ATMI, Inc	3,017
8,423,853		AU Optronics Corp	8,189
12,825		Austriamicrosystems AG.	269
4,265,741		Avermedia Technologies	5,328
37,000	e	Avex Group Holdings, Inc	343
1,415,788	*	Avnet, Inc	36,768
144,424		AVX Corp	1,723
8,600		Axell Corp	362
59,679	*,e	AZZ, Inc	2,397
264,259	e	Baldor Electric Co	7,225
89,718	*,e	Ballard Power Systems, Inc	243
36,808		Bang & Olufsen AS (B Shares)	470
14,991		Barco NV	654
59,858		Bel Fuse, Inc (Class B)	1,139
479,564	*	Benchmark Electronics, Inc	8,632

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

223,553	*,e	BigBand Networks, Inc	$896
3,126,269	*	Broadcom Corp (Class A)	95,945
633,400	e	Byd Co Ltd	5,218
2,430	*,e	C&D Technologies, Inc	5
25,200		Canon Electronics, Inc	470
12,569	e	Carbone Lorraine	464
241,457	*	Celestica, Inc	2,300
10,180	*	Centrotherm Photovoltaics AG.	489
137,774	*	Ceradyne, Inc	2,525
113,831	*	Ceva, Inc	1,224
573,150	*,e	Chartered Semiconductor Manufacturing Ltd	1,058
218,544	*	Checkpoint Systems, Inc	3,593
383,481		Cheng Uei Precision Industry Co Ltd	781
5,262,120		Chi Mei Optoelectronics Corp	2,766
197,203	*,e	China BAK Battery, Inc	976
11,538	*,e,m	China Energy Savings Technology, Inc	1
176,258	*,e	China Security & Surveillance Technology, Inc	1,258
15,490	*,e	China TransInfo Technology Corp	147
279,165	e	Chloride Group plc	812
10,889,000		Chunghwa Picture Tubes Ltd	1,253
278,787	*,e	Ciena Corp	4,539
34,470,972	*	Cisco Systems, Inc	811,448
121,000		Clarion Co Ltd	112
65,200	*	CMK Corp	556
77,300	*	COM DEV International Ltd	201
343,575		Compal Communications, Inc	399
140,077	*,e	Comtech Telecommunications Corp	4,653
127,672	*	Conergy AG.	159
906,989		Cooper Industries plc	34,076
1,594,000		Coretronic Corp	1,978
11,000	*	Corona Corp	150
22,900		Cosel Co Ltd	303
51,822	*,e	CPI International, Inc	580
313,000	*,e	Cree, Inc	11,503
216,710	*,e	CSR plc	1,625
214,109		CTS Corp	1,991
115,391		Cubic Corp	4,554
1,208,642	*,e	Cypress Semiconductor Corp	12,485
152,000		Daihen Corp	623
465,478		Daiichikosho Co Ltd	5,989
297,000	e	Dainippon Screen Manufacturing Co Ltd	1,125
90,000		Daiwa Industries Ltd	519
66,184	*	DDi Corp	281
64,835		De’Longhi S.p.A.	237
177,713	*,e	Diodes, Inc	3,215
496,130	*,e	Dolby Laboratories, Inc (Class A)	18,947

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

169,812	*	DSP Group, Inc	$1,382
85,427	*,e	DTS, Inc	2,339
622,348		Eaton Corp	35,219
145,015	*	EchoStar Corp (Class A)	2,677
33,500		Eizo Nanao Corp	799
136,792	*	Electro Scientific Industries, Inc	1,832
100,821	*,e	Elpida Memory, Inc	1,322
371,300	*	Eltek ASA	231
458,443	*,e	EMCORE Corp	596
85,784	*	EMS Technologies, Inc	1,786
492,729	*,e	Energizer Holdings, Inc	32,688
228,233	*,e	Energy Conversion Devices, Inc	2,643
231,129	*	EnerSys	5,113
230,188	*	Entropic Communications, Inc	631
529,578		Epistar Corp	1,911
5,291,430	e	Ericsson (LM) (B Shares)	53,132
936,066	*,e	Evergreen Solar, Inc	1,797
332,339		Everlight Electronics Co Ltd	1,085
37,971		Evertz Technologies Ltd	506
11,124		EVS Broadcast Equipment S.A.	832
187,447	*,e	Exar Corp	1,378
298,055	*	Exide Technologies	2,375
610,761	*	Fairchild Semiconductor International, Inc	6,248
278,427	*,e	First Solar, Inc	42,560
705,847		Fisher & Paykel Appliances Holdings Ltd	352
230,000	*	Flextronics International Ltd	1,716
224,650		Formosa Sumco Technology Corp	577
26,400	e	Foster Electric Co Ltd	583
2,937,100	*	Foxconn International Holdings Ltd	1,929
992,964		Foxconn Technology Co Ltd	2,817
128,622	e	Franklin Electric Co, Inc	3,688
320,349	*,e	FuelCell Energy, Inc	1,368
156,042	e	Fuji Electric Holdings Co Ltd	289
95,000		Fujitsu General Ltd	330
31,300	e	Funai Electric Co Ltd	1,430
17,000	*,e	Furukawa Battery Co Ltd	150
35,500	e	Futaba Corp/Chiba	579
22,715		Gamesa Corp Tecnologica S.A.	509
97,838	*,e	Gemalto NV	4,562
61,126,850		General Electric Co	1,003,704
648	e	Geo Corp	632
1,312,500		Geodesic Information Systems Ltd	3,801
34,684		Gewiss S.p.A.	158
82,860		Global Unichip Corp	392
128,489	*,e	Globecomm Systems, Inc	934
276,648	*,e	GN Store Nord	1,506

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,171	*	GP Strategies Corp	$600
689,132	*	GrafTech International Ltd	10,130
124,757	*,e	Greatbatch, Inc	2,803
59,874		Gruppo Beghelli S.p.A	65
501,000	e	GS Yuasa Corp	4,577
84,703	*	GSI Technology, Inc	338
151,517	*,e	GT Solar International, Inc	880
705,916	*	GVK Power & Infrastructure Ltd	682
399,781	e	Halma plc	1,386
78,100	e	Hamamatsu Photonics KK	1,871
4,981,441		HannStar Display Corp	1,094
321,195		Harman International Industries, Inc	10,882
473,800	*	Harmonic, Inc	3,165
742,732		Harris Corp	27,927
340,718	*	Harris Stratex Networks, Inc (Class A)	2,385
158,773	*	Helen of Troy Ltd	3,085
474,565	*,e	Hexcel Corp	5,429
924,540		High Tech Computer Corp	10,152
674,000		Hi-P International Ltd	342
21,623	e	Hirose Electric Co Ltd	2,438
197,125		Hitachi Chemical Co Ltd	4,027
37,281		Hitachi High-Technologies Corp	780
6,498,608		Hitachi Ltd	19,981
59,100	*,e	Hitachi Maxell Ltd	1,142
123,817	*,e	Hittite Microwave Corp	4,554
12,714,792		Hon Hai Precision Industry Co, Ltd	51,021
117,500	e	Hosiden Corp	1,593
532,008		Hoya Corp	12,565
16,382		Huber & Suhner AG.	648
4,760	*	Hutchinson Technology, Inc	34
588,950	*	Hynix Semiconductor, Inc	9,897
220,473	*	Ibiden Co Ltd	8,203
9,500		Icom, Inc	243
28,600		Idec Corp	227
181,719	e	Imation Corp	1,685
103,090		Imtech NV	2,629
56,440	e	Indesit Co S.p.A.	562
5,446,747	*,e	Infineon Technologies AG.	30,726
417,787	*,e	Infinera Corp	3,321
2,343,087		InnoLux Display Corp	2,981
2,406,100	*	Inotera Memories, Inc	1,546
2,880,514	*	Integrated Device Technology, Inc	19,472
33,818,081		Intel Corp	661,821
122,985	*,e	Intellon Corp	872
250,870	*,e	InterDigital, Inc	5,810
393,661	*,e	International Rectifier Corp	7,672

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

409,603	e	Intersil Corp (Class A)	$6,271
18,466		Ion Beam Applications	232
113,460	*,e	IPG Photonics Corp	1,725
92,307	*,e	iRobot Corp	1,136
146,523		IXYS Corp	1,247
102,000	*,e	Japan Aviation Electronics Industry Ltd	609
182,000	e	Japan Radio Co Ltd	464
742,660	*	JDS Uniphase Corp	5,280
1,748,586	*,e	Johnson Electric Holdings Ltd	736
1,109,600	*	JVC KENWOOD Holdings, Inc	593
684,669		Kinsus Interconnect Technology Corp	1,993
32,500	e	Koa Corp	293
864,323		Koninklijke Philips Electronics NV	21,046
38,297		Kudelski S.A.	889
246,303	e	Kyocera Corp	22,856
160,000	*	Kyosan Electric Manufacturing Co Ltd	756
938,731		L-3 Communications Holdings, Inc	75,399
281,636		Laird Group plc	937
878,813	*,e	Lattice Semiconductor Corp	1,977
75,455	e	Legrand S.A.	2,099
1,204		LEM Holding S.A.	302
20,161		LG Electronics, Inc (Preference)	905
176,347		LG Electronics, Inc	18,784
132,825	e	Lincoln Electric Holdings, Inc	6,303
916,218	e	Linear Technology Corp	25,315
122,393	*,e	Littelfuse, Inc	3,212
12,539		Loewe AG.	195
63,797	*	Loral Space & Communications, Inc	1,753
19,387		LS Industrial Systems Co Ltd	1,530
135,201	e	LSI Industries, Inc	899
6,391,140	*,e	LSI Logic Corp	35,087
33,217	e	Mabuchi Motor Co Ltd	1,691
7,103,959		Macronix International	3,911
1,700	*	Magnetek, Inc	3
2,395	*,e	Manz Automation AG.	190
4,378,278	*	Marvell Technology Group Ltd	70,884
2,110,020	e	Matsushita Electric Industrial Co Ltd	31,098
71,657	e	Matsushita Electric Works Ltd	857
1,243,514		Maxim Integrated Products, Inc	22,557
110,056	*,e	Maxwell Technologies, Inc	2,028
588,000		Meadville Holdings Ltd	153
1,554,768		MediaTek, Inc	25,922
21,700	e	Megachips Corp	469
183,000	e	Meidensha Corp	958
11,400	e	Meiko Electronics Co	239
23,113		Melexis NV	235

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,201,251	*,e	MEMC Electronic Materials, Inc	$19,977
71,269	*,e	MEMSIC, Inc	267
126,806	*	Mercury Computer Systems, Inc	1,250
219,261		Methode Electronics, Inc	1,901
3,330	*	Meyer Burger Technology AG.	803
231,851		Micrel, Inc	1,890
557,029	e	Microchip Technology, Inc	14,761
6,938,819	*,e	Micron Technology, Inc	56,898
29,615	*	Micronas Semiconductor Holdings, Inc	126
508,985	*	Microsemi Corp	8,037
311,291	*,e	Microtune, Inc	567
372,319	*,e	Microvision, Inc	2,051
47,118		Millicom International Cellular S.A.	3,440
34,800		Mimasu Semiconductor Industry Co Ltd	497
246,704	e	Minebea Co Ltd	1,132
329,186	*,e	MIPS Technologies, Inc	1,241
4,633,567		Mitsubishi Electric Corp	35,101
25,000		Mitsui High-Tec, Inc	315
84,082		Mitsumi Electric Co Ltd	1,815
494,327		Molex, Inc	10,322
188,193	*	Monolithic Power Systems, Inc	4,413
246,005	*	Moog, Inc (Class A)	7,257
302,331		Motech Industries, Inc	826
8,664,913		Motorola, Inc	74,432
92,188	*	Multi-Fineline Electronix, Inc	2,647
409,233		Murata Manufacturing Co Ltd	19,421
206,078		Nan Ya Printed Circuit Board Corp	715
958,982	*	Nanya Technology Corp	612
22,886	e	National Presto Industries, Inc	1,980
1,053,329	e	National Semiconductor Corp	15,031
53,900	*,e	NEC Electronics Corp	479
412,500		Neo-Neon Holdings Ltd	180
452,825	*	Net Insight AB	338
2,316,918	*	NetApp, Inc	61,815
87,196	*	Netlogic Microsystems, Inc	3,924
42,784	e	Nexans S.A.	3,458
100,886	e	NGK Spark Plug Co Ltd	1,288
70,815	*	Nice Systems Ltd	2,121
65,000	e	Nichicon Corp	831
17,800	e	Nidec Copal Electronics Corp	105
179,540		Nidec Corp	14,581
22,400	e	Nihon Dempa Kogyo Co Ltd	435
133,000	e	Nippon Carbon Co Ltd	437
206,000	e	Nippon Chemi-Con Corp	1,005
38,200	e	Nissha Printing Co Ltd	1,953
46,000		Nissin Electric Co Ltd	283

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

532,783		Nitto Denko Corp	$16,322
28,200	e	Nitto Kogyo Corp	283
26,843	e	NKT Holding AS	1,567
30,000	e	Nohmi Bosai Ltd	251
8,926,463		Nokia Oyj	131,278
722,787	*	Novellus Systems, Inc	15,164
25,584	*,e	NVE Corp	1,360
6,494,903	*,e	Nvidia Corp	97,618
32,800	*	Obara Corp	298
229		Okinawa Cellular Telephone Co	458
288,491	*	Omnivision Technologies, Inc	4,697
128,608		Omron Corp	2,427
2,074,908	*,e	ON Semiconductor Corp	17,118
458,427	*,e	Openwave Systems, Inc	1,192
98,135	*	Oplink Communications, Inc	1,425
142,261	*,e	OpNext, Inc	417
37,481	*	Option NV	106
67,758	*	Orion Energy Systems, Inc	212
136,511	*	OSI Systems, Inc	2,497
470,840		Pace plc	1,714
550,350		Panasonic Corp (ADR)	8,035
98,977		Park Electrochemical Corp	2,440
142,144	*,e	Parkervision, Inc	581
15,857	*	Parrot S.A.	208
131,436	*	Pericom Semiconductor Corp	1,289
118,413		Phison Electronics Corp	1,004
279,053	*	Photronics, Inc	1,323
311,146	*,e	Pioneer Corp	749
253,513		Plantronics, Inc	6,797
265,945	*	Plexus Corp	7,005
151,197	*,e	PLX Technology, Inc	510
912,573	*,e	PMC - Sierra, Inc	8,724
454,749	*,e	Polycom, Inc	12,165
122,327	*,e	Polypore International, Inc	1,579
65,973	*	Powell Industries, Inc	2,533
114,855	e	Power Integrations, Inc	3,828
8,455,035	*	Powerchip Semiconductor Corp	778
627,958	*,e	Power-One, Inc	1,225
3,079,236		Powertech Technology, Inc	9,253
750,176	*,e	Powerwave Technologies, Inc	1,200
431,000	*	Prime View International Co Ltd	677
344,700		PV Crystalox Solar plc	408
71,373	*,e	Q-Cells AG.	1,367
776,218	*,e	QLogic Corp	13,351
10,902,028		Qualcomm, Inc	490,373

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,982,323		Quanta Computer, Inc	$8,362
325,479	*,e	Rambus, Inc	5,663
76,130	e	Raven Industries, Inc	2,035
246,226		Redes Energeticas Nacionais S.A.	1,080
210,752	e	Regal-Beloit Corp	9,633
896,048		Reliance Communication Ventures Ltd	5,762
389,174	*,e	Renewable Energy Corp AS	3,416
220,336	*	Research In Motion Ltd	14,884
915,841	*	Research In Motion Ltd (Canada)	61,914
195,171		Reunert Ltd	1,455
1,576,304	*	RF Micro Devices, Inc	8,559
68,587	*	RHJ International	501
141,725		Richtek Technology Corp	1,221
1,262,633	e	Ricoh Co Ltd	18,398
33,000	e	Rinnai Corp	1,559
80,025	*,e	Rogers Corp	2,398
269,268		Rohm Co Ltd	18,838
56,108	*,e	Rubicon Technology, Inc	833
23,514	e	Saft Groupe S.A.	1,308
67,112		Samsung Electro-Mechanics Co Ltd	5,781
167,394		Samsung Electronics Co Ltd	115,787
23,336		Samsung Electronics Co Ltd (Preference)	9,764
42,034		Samsung SDI Co Ltd	5,316
148,000	e	Sanken Electric Co Ltd	508
36,000		Sanyo Denki Co Ltd	180
2,103,225	*,e	Sanyo Electric Co Ltd	4,991
255,706	*,e	SatCon Technology Corp	437
1,046		Schweiter Technologies AG.	522
188,986	*	Seachange International, Inc	1,417
53,287	e	SEB S.A.	2,829
21,000		SEC Carbon Ltd	161
301,219	*	Semtech Corp	5,124
69,689	*	SGL Carbon AG.	2,851
1,146,827	e	Sharp Corp	12,750
70,000		Shindengen Electric Manufacturing Co Ltd	204
15,000		Shinkawa Ltd	291
251,961	e	Shinko Electric Industries	4,488
31,000		Shin-Kobe Electric Machinery Co Ltd	370
237,370	*	ShoreTel, Inc	1,854
93,843		Siemens India Ltd	1,087
436,683	*	Silicon Image, Inc	1,061
184,477	*,e	Silicon Laboratories, Inc	8,552
472,394	*,e	Silicon Storage Technology, Inc	1,143
3,231,031		Siliconware Precision Industries Co	4,563
619,000		Silitech Technology Corp	1,696
1,146,000		SIM Technology Group Ltd	123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

270,500		Simplo Technology Co Ltd	$1,536
259,105		Sino-American Silicon Products, Inc	621
114,534	*,e	Sirius XM Radio, Inc	73
1,034,810	*,e	Skyworks Solutions, Inc	13,701
268,743	*,e	Smart Modular Technologies WWH, Inc	1,279
2,233,726		Smiths Group plc	31,718
82,000		SMK Corp	529
86,909	*,e	SOITEC	1,218
11,358	*	Solar Millennium AG.	392
54,456,511	e	Solomon Systech International Ltd	5,270
8,707	*,e	Solon AG.	117
1,924,013		Sony Corp	56,907
66,803	*	Spectrum Control, Inc	567
121,957	*	Standard Microsystems Corp	2,831
114,934		Stanley Electric Co Ltd	2,330
263,776	*,e	Starent Networks Corp	6,705
514,692	e	STMicroelectronics NV	4,850
87,660	*,e	Stoneridge, Inc	621
168,274	e	Sumco Corp	3,824
368,825	*,e	Sunpower Corp (Class A)	11,024
2,111	*	Sunpower Corp (Class B)	53
54,907	*,e	Supertex, Inc	1,647
954,861	*	Sycamore Networks, Inc	2,884
262,073	*,e	Symmetricom, Inc	1,358
205,894	*,e	Synaptics, Inc	5,189
36,120,504		Taiwan Semiconductor Manufacturing Co Ltd	72,470
331,649		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,635
144,000	e	Taiyo Yuden Co Ltd	1,699
74,000	*	Takaoka Electric Manufacturing Co Ltd	256
183,900	e	Tandberg ASA	4,403
3,928,000	*	Tatung Co Ltd	896
308,923	e	TDK Corp	17,861
238,127		Technitrol, Inc	2,193
103,885	*	Techwell, Inc	1,141
2,141,733		Teco Electric and Machinery Co Ltd	933
353,597	*,e	Tekelec	5,810
40,101	*	Telecomunicaciones y Energia	199
169,707		Teleflex, Inc	8,199
1,249,746	*	Tellabs, Inc	8,648
307,774	*	Tessera Technologies, Inc	8,584
6,556,679		Texas Instruments, Inc	155,328
27,384	*	Theolia SA	195
468,743	*	Thomas & Betts Corp	14,100
274,084	e	Thomson	559
73,000	e	Toko, Inc	116
155,105	e	Tokyo Denpa Co Ltd	1,130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

197,000	*	Toshiba TEC Corp	$922
27,800	e	Toyo Corp/Chuo-ku	285
12,500	e	Toyo Tanso Co Ltd	648
170,100	*,e	Toyota Boshoku Corp	3,356
768,984		Transcend Information, Inc	2,751
480,569	*,e	Trident Microsystems, Inc	1,245
756,847		Tripod Technology Corp	1,940
798,398	*	Triquint Semiconductor, Inc	6,164
178,519		TT electronics plc	185
244,881	*,e	TTM Technologies, Inc	2,809
96,854	*,e	Ultralife Corp	587
64,000		Uniden Corp	150
1,266,756		Unimicron Technology Corp	1,541
3,626	*,e	United Capital Corp	84
17,655,022		United Microelectronics Corp	8,650
142,503	*,e	Universal Display Corp	1,701
69,074	*	Universal Electronics, Inc	1,410
341,085	*,e	US Geothermal, Inc	532
642,175		Ushio, Inc	11,196
714,760	*,e	Utstarcom, Inc	1,494
9,811		Vacon plc	366
286,527	*,e	Valence Technology, Inc	516
885,743		Vanguard International Semiconductor Corp	386
230,337	*,e	Varian Semiconductor Equipment Associates, Inc	7,564
367,200	*	Via Technologies, Inc	272
127,824	*	Viasat, Inc	3,398
14,800	*,e	Vic Tokai Corp	188
118,325	e	Vicor Corp	913
77,796	*,e	Virage Logic Corp	405
1,339,248	*,e	Vishay Intertechnology, Inc	10,580
191,716	*,e	Volterra Semiconductor Corp	3,522
251,000	e	Vtech Holdings Ltd	2,162
278,437	e	Whirlpool Corp	19,479
92,675	*	White Electronic Designs Corp	428
3,073,000	*	Winbond Electronics Corp	623
1,071,000	*	Wintek Corp	783
116,915	*	Wolfson Microelectronics plc	258
55,910		Woongjin Coway Co Ltd	1,796
835,870		Xilinx, Inc	19,576
15,750	*,m	Ya Hsin Industrial Co Ltd	3
7,344,000		Yageo Corp	2,058
174,972	e	Yaskawa Electric Corp	1,263
96,000		Young Fast Optoelectronics Co Ltd	1,329
94		Zappallas, Inc	177
307,027	*,e	Zix Corp	675
141,037	*,e	Zoltek Cos, Inc	1,481

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

386,526	*	Zoran Corp	$4,453
676,252	e	ZTE Corp	3,569
33,453		Zumtobel AG.	610

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,268,957

ENGINEERING AND MANAGEMENT SERVICES - 0.79%
44,312		Aangpanneforeningen AB (B Shares)	1,093
153,837	*,e	Accelrys, Inc	892
349,505		Accenture plc	13,026
106,828	*	Advisory Board Co	2,686
337,582	*	Aecom Technology Corp	9,162
183,200	e	Aeon Mall Co Ltd	3,814
95,034		Aero Inventory PLC	417
84,141	*,e	Affymax, Inc	2,010
21,741	*	Alten	584
430,809	*,e	Amylin Pharmaceuticals, Inc	5,898
84,765		Arcadis NV	1,555
706,988	*,e	Ariad Pharmaceuticals, Inc	1,570
30,950		Assystem	377
216,835		Atkins WS plc	2,176
68,241	e	Ausenco Ltd	352
389,035	e	Babcock International Group	3,535
11,806	*	Baidu, Inc (ADR)	4,617
10,390	*	Bavarian Nordic AS	474
11,454		Bertrandt AG.	298
54,007		Bilfinger Berger AG.	3,737
100,140	*	BioInvent International AB	378
40,100	*	Blom AS	104
43,058	e	Bure Equity AB	237
293,667		Cap Gemini S.A.	15,382
325,727	e	Capita Group plc	3,761
83,272	e	CDI Corp	1,170
428,834	*	Celera Corp	2,672
5,159,000	*	China Railway Group Ltd	4,433
41,000	*	Commuture Corp	299
108,535	*,e	comScore, Inc	1,955
55,415	*	Cornell Cos, Inc	1,244
170,920	e	Corporate Executive Board Co	4,256
52,242	*,e	CRA International, Inc	1,426
100,418	*	Cudeco Ltd	455
137,155		Daewoo Engineering & Construction Co Ltd	1,630
121,198	e	Diamond Management & Technology Consultants, Inc	830
10,865	a,e	Digital Garage, Inc	22,913
12,421		Dinamia	206
748,417		Downer EDI Ltd	5,407
96,432		DTZ Holdings plc	158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

387,347	*,e	Dyax Corp	$1,391
311,214	*,e	eResearch Technology, Inc	2,178
8,326	e	Eurofins Scientific	390
753,911	*,e	Exelixis, Inc	4,810
95,967	*	Exponent, Inc	2,703
871,152		Fluor Corp	44,299
60,728	*,e	Franklin Covey Co	355
196,037		Fugro NV	11,321
188,020	*,e	Furmanite Corp	810
238	*,e	GCA Savvian Group Corp	300
13,700		Genivar Income Fund	336
192,135	*	Genpact Ltd	2,363
270,796	*,e	Gen-Probe, Inc	11,222
25,717		GFK AG.	890
234,615	e	Groupe Aeroplan, Inc	2,169
347,048		Hargreaves Lansdown plc	1,583
527,289	*,e	Hewitt Associates, Inc (Class A)	19,209
126,224	*	Hill International, Inc	896
87,206		HIQ International AB	369
104,396	*,e	Huron Consulting Group, Inc	2,697
67,946		Hyundai Development Co	2,468
40,117	*,e	ICF International, Inc	1,216
607,567	*,e	Incyte Corp	4,101
97,330	*,e	Infinity Pharmaceuticals, Inc	606
607,235	*,e	Insmed, Inc	498
289,863		Intertek Group plc	5,879
37,257		IPSOS	1,156
458,454	*,e	Isis Pharmaceuticals, Inc	6,680
838,647	*	Jacobs Engineering Group, Inc	38,537
405,158		JGC Corp	8,287
650,699		John Wood Group plc	3,162
4,565		Kapsch TrafficCom AG.	176
2,365,712	e	KBR, Inc	55,098
131,920		Keller Group plc	1,533
84,382	*,e	Kendle International, Inc	1,411
46,237	e	Landauer, Inc	2,542
461,014	*,e	Lexicon Pharmaceuticals, Inc	982
200,376	*,e	Luminex Corp	3,406
85,686		MAXIMUS, Inc	3,993
190,641	*,e	Maxygen, Inc	1,275
879,636	*	McDermott International, Inc	22,228
25,880	e	Medion AG.	278
16,628		MedQuist, Inc	106
61,756	*	Michael Baker Corp	2,244
489,231		Mitie Group	1,973
114,560	e	Monadelphous Group Ltd	1,352

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,123		Mouchel Group plc	$450
581,266	*	Myriad Genetics, Inc	15,927
2,329	e	National Research Corp	56
241,752	*,e	Navigant Consulting, Inc	3,264
20,587	*	NeuroSearch AS	605
84,600	*	Nichii Gakkan Co	845
70,000	e	Nippon Densetsu Kogyo Co Ltd	661
16,785	*	Novabase SGPS S.A.	118
40,300		NPC, Inc	1,118
315,612		NRW Holdings Ltd	454
151,743	*	Omnicell, Inc	1,690
20,600	e	Oyo Corp	207
980,739	e	Paychex, Inc	28,491
698,187		Petrofac Ltd	11,019
40,921		Poyry Oyj	742
183,325		Programmed Maintenance Services Ltd	725
946,235	e	QinetiQ plc	2,129
318,202	*,e	Regeneron Pharmaceuticals, Inc	6,141
5,080,000		Regent Pacific Group Ltd	150
199,480	*,e	Repligen Corp	999
224,837	*	Resources Connection, Inc	3,836
239,944	*	Rigel Pharmaceuticals, Inc	1,968
276,000		Road King Infrastructure	209
89,786		Robert Walters plc	297
639,000		Rotary Engineering Ltd	522
250,011		RPS Group PLC	899
278,038	*	RTI Biologics, Inc	1,209
209,729		SAI Global Ltd	612
1,610,499	*,e	SAIC, Inc	28,249
51,531		Samsung Engineering Co Ltd	4,548
209,690	*,e	Sangamo Biosciences, Inc	1,722
400,286	*,e	Savient Pharmaceuticals, Inc	6,084
140,941		Savills plc	749
123,578		Scott Wilson Group plc	212
441,125	*,e	Seattle Genetics, Inc	6,189
1,973,539		SembCorp Industries Ltd	4,749
305,855	*,e	Sequenom, Inc	988
2,343,726	e	Serco Group plc	18,915
1,191,000	e	Shandong Weigao Group Medical Polymer Co Ltd	3,934
1,767,784	*,e	Shaw Group, Inc	56,729
42,800		Shinko Plantech Co Ltd	419
138,000		Shui On Construction and Materials Ltd	193
85,643	*	Silex Systems Ltd	529
256,919		SNC-Lavalin Group, Inc	11,602
54,932	*,e	Stanley, Inc	1,413
57,962	*	Stantec, Inc	1,451

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,612	e	Strabag SE	$52
359,000	*,e	Swiber Holdings Ltd	234
179,785	*	Symyx Technologies, Inc	1,190
120	*,e	Takara Bio, Inc	311
326,618		Tecan Group AG.	20,171
50,873	*,e	Tejon Ranch Co	1,306
383,975	*	Tetra Tech, Inc	10,187
22,073	*,e	ThromboGenics NV	491
576,957	e	Toyo Engineering Corp	1,967
30,854	*,e	Transcend Services, Inc	539
512,589		Transfield Services Ltd	1,922
64,567		Trevi Finanziaria S.p.A.	1,123
237,025	e	United Group Ltd	3,099
277,668	*	URS Corp	12,120
342,000		Value Partners Group Ltd	142
263,411	*,e	VCA Antech, Inc	7,083
31,231		VSE Corp	1,218
196,355	e	VT Group plc	1,770
356,817		Watson Wyatt & Co Holdings (Class A)	15,543
1,717		Wellnet Corp	1,274
624,349	e	WorleyParsons Ltd	16,364
119,696		WSP Group plc	689
67,822	*	WuXi PharmaTech Cayman, Inc (ADR)	809
226,473		Xchanging plc	798
2,855	*	XING AG.	150
906,600		Zelan BHD	233

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	743,470

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
634,400	e	Transpacific Industries Group Ltd	856

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	856

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.00%**
332,300	e	Nippon Suisan Kaisha Ltd	988

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL	988

FABRICATED METAL PRODUCTS - 0.48%
27,857		AFG Arbonia-Forster Hldg	605
91,800		Aica Kogyo Co Ltd	981
145,542	*,e	Alliant Techsystems, Inc	11,330
1,669,577		Amcor Ltd	8,071
48,001		Ameron International Corp	3,359
252,965	e	Aptargroup, Inc	9,451
69,000		Asahi Organic Chemicals Industry Co Ltd	184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

603,095		Ball Corp	$29,672
156,074		Bharat Heavy Electricals	7,556
95,000	e	Bunka Shutter Co Ltd	361
87,909	*	Bway Holding Co	1,627
30,538		Cardo AB	747
27,481	e	CCL Industries	570
207,332	*	Chart Industries, Inc	4,476
1,416,212		China International Marine Containers Co Ltd (Class B)	1,451
19,200		Chofu Seisakusho Co Ltd	407
98,982		CIRCOR International, Inc	2,797
433,618		Commercial Metals Co	7,762
156,048		Crane Co	4,028
1,736,680	*	Crown Holdings, Inc	47,237
58,629		Dynamic Materials Corp	1,170
1,400		Furuya Metal Co Ltd	169
50,643	e	Geberit AG.	7,780
31,889		Gerresheimer AG.	1,003
249,000	e	Goodpack Ltd	179
263,303	*	Griffon Corp	2,651
83,026		Gulf Island Fabrication, Inc	1,556
26,760		Gunnebo AB	132
36,794	*,e	Hawk Corp	505
22,000	e	Hisaka Works Ltd	244
239,000		Hitachi Cable Ltd	700
61,000	e	Hitachi Metals Ltd	625
2,634,795		Illinois Tool Works, Inc	112,531
86,327	e	Insteel Industries, Inc	1,032
486,998		Jindal Steel & Power Ltd	5,943
186,351		JS Group Corp	3,270
115,000		Kitz Corp	579
89,833	*,e	Ladish Co, Inc	1,359
54,120	e	Landi Renzo S.p.A.	246
6,651		LISI	364
74,382	*,e	Martinrea International, Inc	501
31,300		Miura Co Ltd	886
182,134	*,e	Mobile Mini, Inc	3,162
810,615		Mueller Water Products, Inc (Class A)	4,442
98,515	*,e	NCI Building Systems, Inc	315
78,390		Nibe Industrier AB (Series B)	796
64,571	*	North American Galvanizing & Coating, Inc	392
547,885	e	Parker Hannifin Corp	28,402
1,470,038		Pentair, Inc	43,395
24,135		Permasteelisa S.p.A	468
1,236		Phoenix Mecano AG.	495
198,626		Quanex Building Products Corp	2,852
1,379,419		Rexam plc	5,754

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

100,899	e	Rotork PLC	$1,824
5,548		Sabaf S.p.A.	130
5,015	e	Salzgitter AG.	481
243,000		Sankyo-Tateyama Holdings, Inc	236
247,000		Sanwa Shutter Corp	850
610,161		Shin Zu Shing Co Ltd	3,407
179,025	e	Silgan Holdings, Inc	9,440
191,739	e	Simpson Manufacturing Co, Inc	4,843
1,858,000		Singamas Container Holdings Ltd	319
12,785	*	SmartHeat, Inc	152
464,072	*,e	Smith & Wesson Holding Corp	2,427
176,679	e	Snap-On, Inc	6,141
84,187	e	Ssab Svenskt Stal AB (Series A)	1,304
163,942	e	Ssab Svenskt Stal AB (Series B)	2,316
351,234		Stanley Works	14,994
187,310	e	Sturm Ruger & Co, Inc	2,424
60,028	e	Sun Hydraulics Corp	1,264
314,561	*,e	Taser International, Inc	1,485
17,200		Tocalo Co Ltd	313
239,000		Toyo Kanetsu K K	455
389,764		Toyo Seikan Kaisha Ltd	7,499
77,202	*,e	Trimas Corp	394
23,000		Tsukishima Kikai Co Ltd	149
79,156	e	Valmont Industries, Inc	6,743
95,957		Viohalco S.A.	633
167,032	e	Watts Water Technologies, Inc (Class A)	5,053

		TOTAL FABRICATED METAL PRODUCTS	451,846

FISHING, HUNTING, AND TRAPPING - 0.00%**
52,500	*	Copeinca ASA	258
39,360	*,e	HQ Sustainable Maritime Industries, Inc	347
109,511	e	Tassal Group Ltd	168

		TOTAL FISHING, HUNTING, AND TRAPPING	773

FOOD AND KINDRED PRODUCTS - 3.78%
127,414	*,e	AgFeed Industries, Inc	680
4,015		Agrana Beteiligungs AG.	404
961,325		Ajinomoto Co, Inc	9,628
23,190	e	Aker ASA (A Shares)	590
44,226	*,e	American Dairy, Inc	1,253
268,837	*,e	American Italian Pasta Co	7,307
238,181		Anadolu Efes Biracilik Ve Malt Sanayii AS	2,600
2,974	*	Anheuser-Busch InBev NV	0	^
4,108,520		Archer Daniels Midland Co	120,051
19,300		Ariake Japan Co Ltd	319
21,449	*	Aryzta AG.	869

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,083,396		Asahi Breweries Ltd	$19,818
1,018,500		Asiatic Development BHD	1,766
1,315,430		Associated British Foods plc	17,806
13,247		Atria Group plc	231
119,100		Austevoll Seafood ASA	705
738,493		B&G Foods, Inc (Class A)	6,048
1,934	e	Barry Callebaut AG.	1,145
1,010,500		Beijing Enterprises Holdings Ltd	5,352
430,991		Bidvest Group Ltd	6,802
5,112		Bonduelle S.C.A.	524
6,429		Bongrain S.A.	497
43,513	*,e	Boston Beer Co, Inc (Class A)	1,613
428,861		Britvic plc	2,416
721,007	e	Bunge Ltd	45,142
358,557		C&C Group plc	1,516
448,902		Cadbury plc	5,761
1,071,878	e	Campbell Soup Co	34,965
16,391	e	Campofrio Alimentacion S.A.	171
113,927		Carlsberg AS (Class B)	8,253
368,913	*	Central Garden and Pet Co (Class A)	4,032
6,332,700	e	China Agri-Industries Holdings Ltd	5,916
1,370,100	e	China Yurun Food Group Ltd	2,952
9,555		CJ CheilJedang Corp	1,683
253,744		Coca Cola Hellenic Bottling Co S.A.	6,754
1,311,514		Coca-Cola Amatil Ltd	11,350
32,030		Coca-Cola Bottling Co Consolidated	1,551
22,800		Coca-Cola Central Japan Co Ltd	317
11,749,554		Coca-Cola Co	630,950
3,491,563		Coca-Cola Enterprises, Inc	74,754
449,732	e	Coca-Cola Femsa S.A. de C.V.	2,168
67,920		Coca-Cola Icecek AS	481
42,267		Coca-Cola West Japan Co Ltd	827
3,872,069		ConAgra Foods, Inc	83,946
1,129,326	*	Constellation Brands, Inc (Class A)	17,109
240,470	e	Corn Products International, Inc	6,858
136,235	*	Cosan SA Industria e Comercio	1,504
57,352		Cranswick plc	619
92,724		CSM	2,341
1,930,644	e	CSR Ltd	3,202
554,221	*	Darling International, Inc	4,074
175,936	e	Davide Campari-Milano S.p.A.	1,578
2,345,864		Del Monte Foods Co	27,165
265,852		Devro plc	578
2,616,740		Diageo plc	40,147
96,021	e	Diamond Foods, Inc	3,046
51,900		Doutor Nichires Holdings Co Ltd	796

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,181,146	*	Dr Pepper Snapple Group, Inc	$62,708
9,700		Dydo Drinco, Inc	321
121,067	e	Ebro Puleva S.A.	2,303
97,000		Ezaki Glico Co Ltd	1,080
35,954	e	Farmer Bros Co	744
291,100	e	Flowers Foods, Inc	7,653
3,240,355		Fomento Economico Mexicano S.A. de C.V.	12,335
101,500	e	Fuji Oil Co Ltd	1,433
21,000		Fujicco Co Ltd	249
2,805,258		General Mills, Inc	180,603
141,216		Glanbia plc	599
3,960,932		Golden Agri-Resources Ltd	1,209
161,855		Greencore Group plc	372
153,653		Greggs PLC	983
243,468	e	Groupe Danone	14,672
599,371	e	Grupo Bimbo S.A. de C.V. (Series A)	3,332
621,926		Grupo Modelo S.A. (Series C)	2,331
1,222,756		H.J. Heinz Co	48,605
440,548	*,e	Hansen Natural Corp	16,186
444,065		Heineken NV	20,473
650,062	e	Hershey Co	25,261
6,040		Hite Brewery Co Ltd	861
41,628		HKScan Oyj	568
213,898		Hormel Foods Corp	7,598
86,100	e	House Foods Corp	1,442
79,693	e	Imperial Sugar Co	1,011
3,244,175		InBev NV	148,141
518,000	*	Indofood Agri Resources Ltd	588
30,000	*,m	International Hydron	1
4,557,820		IOI Corp BHD	6,848
87,244	e	Ito En Ltd	1,615
146,000	e	Itoham Foods, Inc	569
93,374	e	J&J Snack Foods Corp	4,033
495,942		J.M. Smucker Co	26,290
129,000		J-Oil Mills, Inc	437
79,800	e	Kagome Co Ltd	1,613
1,249,866		Kaneka Corp	8,981
1,533,980	e	Kellogg Co	75,518
140,033		Kerry Group plc (Class A)	4,006
16,800	e	KEY Coffee, Inc	298
1,501,518		Kirin Brewery Co Ltd	23,017
69,422		Koninklijke Wessanen NV	370
7,843,224		Kraft Foods, Inc (Class A)	206,041
1,604,527		Kulim Malaysia BHD	3,431
128,191	e	Lancaster Colony Corp	6,572
137,749	e	Lance, Inc	3,557

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,047		Laurent-Perrier	$249
35,050		Leroy Seafood Group ASA	622
23,807	*,e	Lifeway Foods, Inc	262
119		Lindt & Spruengli AG. (PC)	289
25		Lindt & Spruengli AG. (Reg)	694
302,451		Lion Nathan Ltd	3,055
804		Lotte Confectionery Co Ltd	845
71,221	*	M&F Worldwide Corp	1,442
73,869		Maple Leaf Foods, Inc	655
158,200	*	Marfrig Alimentos S.A.	1,505
218,000		Marudai Food Co Ltd	682
67,537	*,e	Matrixx Initiatives, Inc	384
53,200	e	Matsumotokiyoshi Holdings Co Ltd	1,328
637,110	e	McCormick & Co, Inc	21,624
129,839	e	Mead Johnson Nutrition Co	5,857
93,523	*	MEIJI Holdings Co Ltd	3,990
145,000		Mercian Corp	375
31,500		Mikuni Coca-Cola Bottling Co Ltd	273
146,000		Mitsui Sugar Co Ltd	516
429,619		Molson Coors Brewing Co (Class B)	20,914
203,000		Morinaga & Co Ltd	452
432,000	e	Morinaga Milk Industry Co Ltd	2,156
17,000	*,e	Nagatanien Co Ltd	164
73,308	*,e	National Beverage Corp	844
7,491,465		Nestle S.A.	319,235
534,000	e	Nichirei Corp	2,112
123,000	e	Nippon Beet Sugar Manufacturing Co Ltd	336
190,000	e	Nippon Flour Mills Co Ltd	1,033
111,853	e	Nippon Meat Packers, Inc	1,438
184,000	e	Nisshin Oillio Group Ltd	1,000
520,595		Nisshin Seifun Group, Inc	7,284
46,121		Nissin Food Products Co Ltd	1,773
231,000	e	NOF Corp	1,158
501,000		Northern Foods plc	564
41,716	e	Nutreco Holding NV	2,029
944,000	*	Oceanus Group Ltd	245
170,458	e	Olam International Ltd	303
100,139	*,e	Omega Protein Corp	486
91,602	*,e	Overhill Farms, Inc	554
5,595,885		Parmalat S.p.A.	15,469
56,027	*,e	Peet’s Coffee & Tea, Inc	1,582
603,534		Pepsi Bottling Group, Inc	21,993
302,576		PepsiAmericas, Inc	8,642
8,716,004		PepsiCo, Inc	511,280
394,059		Perdigao S.A.	10,499
69,957	e	Pernod-Ricard S.A.	5,556

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,015,600	e,m	Petra Foods Ltd	$1,798
6,901,326		Premier Foods plc	4,632
474,000	*	Prima Meat Packers Ltd	570
476,524		PT Astra Agro Lestari Tbk	1,038
5,277,400		PT Indofood Sukses Makmur Tbk	1,652
160,100	e	Q.P. Corp	1,828
191,235		Raisio plc (V Shares)	700
253,693	*	Ralcorp Holdings, Inc	14,833
531,204		Remgro Ltd	6,265
22,768		Remy Cointreau S.A.	952
797,170	e	Reynolds American, Inc	35,490
63,876		Robert Wiseman Dairies PLC	429
1,652,285		SABMiller plc	39,847
144,434	e	Sanderson Farms, Inc	5,436
271,853	e	Sapporo Holdings Ltd	1,387
186,358		Saputo, Inc	4,374
3,981,946		Sara Lee Corp	44,359
19,279		Schouw & Co	394
50,101	*	Seneca Foods Corp	1,373
165,000		Showa Sangyo Co Ltd	548
12,648		Sipef S.A	638
312,505	*,e	Smart Balance, Inc	1,919
872,918	*,e	Smithfield Foods, Inc	12,046
321,500	m	Snow Brand Milk Products Co Ltd	1,200
36,734	e	SOS Cuetara S.A.	181
349,941	e	Suedzucker AG.	7,092
261,000		Super Coffeemix Manufacturing Ltd	117
1,392,250		Swire Pacific Ltd (Class A)	16,366
22,800		T Hasegawa Co Ltd	387
210,000	e	Takara Holdings, Inc	1,453
75,000	e	Takasago International Corp	424
614,993		Tate & Lyle plc	4,155
2,324,000	e	Tingyi Cayman Islands Holding Corp	4,798
115,943	e	Tootsie Roll Industries, Inc	2,757
706,671		Total Produce plc	372
305,724		Toyo Suisan Kaisha Ltd	8,276
180,658	*,e	TreeHouse Foods, Inc	6,444
1,597,423		Tyson Foods, Inc (Class A)	20,175
16,300	e	Unicharm Petcare Corp	606
3,980,571		Unilever plc	113,108
709,167		Unilever plc (ADR)	20,339
295,080		United Breweries Co, Inc	2,024
74,289		United Spirits Ltd	1,413
1,042,000	e	Vitasoy International Holdings Ltd	628
2,858		Vranken - Pommery Monopole	151
2,115,748		Wilmar International Ltd	9,492

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,462	e	Yakult Honsha Co Ltd	$2,093
490,362	e	Yamazaki Baking Co Ltd	6,643
282,400		Yantai Changyu Pioneer Wine Co	1,810
20,000		Yonekyu Corp	207
40,145	*,e	Zapata Corp	279

		TOTAL FOOD AND KINDRED PRODUCTS	3,577,034

FOOD STORES - 0.59%
483,152		Alimentation Couche Tard, Inc	8,461
54,100		Arcs Co Ltd	864
6,762	e	Arden Group, Inc (Class A)	808
13,164	*,e	Caribou Coffee Co, Inc	95
472,516	e	Carrefour S.A.	21,435
24,500		Cawachi Ltd	561
1,067,493		Centros Comerciales Sudamericanos S.A.	2,930
1,614,300	e	China Resources Enterprise	4,697
70,600	e	Circle K Sunkus Co Ltd	1,066
5,584	e	Colruyt S.A.	1,312
128,122		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	3,616
2,729,300		CP Seven Eleven PCL	1,642
8,300		CREATE SD HOLDINGS Co Ltd	191
218,463		Delhaize Group	15,166
68,084		Discount Investment Corp	1,536
33,812		Empire Co Ltd	1,380
69,406		FamilyMart Co Ltd	2,235
23,200		Fuji Co Ltd	452
69,691		George Weston Ltd	3,628
2,367,606	e	Goodman Fielder Ltd	3,488
180,926	*,e	Great Atlantic & Pacific Tea Co, Inc	1,612
8,804		Guyenne et Gascogne S.A.	895
54,598		Hakon Invest AB	850
31,300		Heiwado Co Ltd	435
62,558	e	Ingles Markets, Inc (Class A)	990
59,200		Izumi Co Ltd	824
73,000		Izumiya Co Ltd	398
5,506,417		J Sainsbury plc	28,600
1,096,580	e	Jeronimo Martins SGPS S.A.	9,604
70,400		Kasumi Co Ltd	340
17,263	e	Kesko Oyj (B Shares)	578
3,054,282		Koninklijke Ahold NV	36,740
4,262,072		Kroger Co	87,970
78,883		Lawson, Inc	3,664
216,289		Loblaw Cos Ltd	6,384
107,000	*	Maruetsu, Inc	522
435,000		Maruha Nichiro Holdings, Inc	664
27,200		Ministop Co Ltd	430

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,600	e	OZEKI Co Ltd	$399
244,866	*,e	Panera Bread Co (Class A)	13,468
157,198	*	Pantry, Inc	2,465
521,446		Pick’n Pay Stores Ltd	2,770
801,625		President Chain Store Corp	1,965
245,611	e	Ruddick Corp	6,538
1,847,284		Safeway, Inc	36,428
1,225,381		Seven & I Holdings Co Ltd	29,350
581,912		Shoprite Holdings Ltd	4,803
1,007,185	e	Sonae SPGS S.A.	1,393
1,214,272	e	Supervalu, Inc	18,287
43,444	*,e	Susser Holdings Corp	546
2,128,000	*	Taiwan TEA Corp	1,420
16,810,197		Tesco plc	107,354
6,687		Valora Holding AG.	1,594
44,590		Village Super Market (Class A)	1,314
6,790,000		Want Want China Holdings Ltd	3,995
95,337	e	Weis Markets, Inc	3,046
749,343	*	Whole Foods Market, Inc	22,847
304,950	*,e	Winn-Dixie Stores, Inc	4,001
2,450,314	e	WM Morrison Supermarkets plc	10,859
912,062		Woolworths Ltd	23,535
7,500	e	Yaoko Co Ltd	271

		TOTAL FOOD STORES	555,711

FORESTRY - 0.09%
197,748	*,b,e	Great Southern Ltd	21
1,197	*	Gunns Ltd	78
640,139		Rayonier, Inc	26,188
1,656,166	e	Weyerhaeuser Co	60,699

		TOTAL FORESTRY	86,986

FURNITURE AND FIXTURES - 0.09%
45,399	*,e	Astronics Corp	427
20,792		Beter BED Holding NV	402
48,300		Cleanup Corp	377
42,796		Dorel Industries, Inc (Class B)	1,176
126,277	e	Ethan Allen Interiors, Inc	2,084
39,377	*	Faurecia	855
128,000	e	France Bed Holdings Co Ltd	183
221,967	e	Furniture Brands International, Inc	1,227
269,174	e	Herman Miller, Inc	4,552
308,619	e	Hill-Rom Holdings, Inc	6,722
233,847	e	HNI Corp	5,519
49,561	e	Hooker Furniture Corp	669
36,200		Itoki Corp	97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

190,442	e	Kimball International, Inc (Class B)	$1,453
542,347	*,e	Kinetic Concepts, Inc	20,055
281,490	e	La-Z-Boy, Inc	2,435
587,779	e	Leggett & Platt, Inc	11,402
1,136,413	e	Masco Corp	14,681
6,806		Mecalux S.A.	111
60,000		Okamura Corp	297
23,400	e	Paramount Bed Co Ltd	503
36,651		Recticel S.A.	298
222,201	*,e	Sealy Corp	711
46,549	*,e	Stanley Furniture Co, Inc	483
419,935	e	Steelcase, Inc (Class A)	2,608
414,937	*	Tempur-Pedic International, Inc	7,859
113,000		Uchida Yoko Co Ltd	374

		TOTAL FURNITURE AND FIXTURES	87,560

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
1,100,630	*	Bed Bath & Beyond, Inc	41,318
1,957,335	e	Best Buy Co, Inc	73,438
48,500		Best Denki Co Ltd	230
43,114		Carpetright plc	552
1,004,000	*,b,e	Circuit City Stores, Inc	16
4,035,543	e	DSG International PLC	1,725
105,568		Dunelm Group plc	525
114,000	e	EDION Corp	989
509,732	*,e	GameStop Corp (Class A)	13,493
87,197	e	Grupo Elektra S.A. de CV	3,451
102,054	e	GUD Holdings Ltd	785
2,359,998	e	Harvey Norman Holdings Ltd	8,953
102,511	e	Haverty Furniture Cos, Inc	1,211
56,152	*,e	hhgregg, Inc	951
31,200	*	Hoshizaki Electric Co Ltd	449
155,407	e	JB Hi-Fi Ltd	2,723
537,793		Kesa Electricals plc	1,233
229,778		Knoll, Inc	2,397
30,200	e	Kohnan Shoji Co Ltd	341
63,800	e	Kojima Co Ltd	329
42,600	e	Komeri Co Ltd	1,262
86,600	e	K’s Holdings Corp	2,904
188,058		Nitori Co Ltd	16,027
496,050	*,e	Pier 1 Imports, Inc	1,920
45,380		Poltrona Frau S.p.A.	60
924,201	e	RadioShack Corp	15,314
32,182	*,e	Rex Stores Corp	351
51,500		Shimachu Co Ltd	1,351
1,902,706		Steinhoff International Holdings Ltd	4,179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

174,527	*,e	Tuesday Morning Corp	$726
411,349		Williams-Sonoma, Inc	8,322
129,938	e	Yamada Denki Co Ltd	8,801

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	216,326

GENERAL BUILDING CONTRACTORS - 0.45%
29,971		Ackermans & Van Haaren	2,182
75,824		ACS Actividades Cons y Servicios S.A.	3,955
4,726,919		AMEC plc	57,036
9,136	*,e	Amrep Corp	121
34,000	*	AMREP CORP	0	^
336,016		Asunaro Aoki Construction Co Ltd	1,815
31,546	*,e	Avatar Holdings, Inc	599
664,764		Aveng Ltd	3,827
2,134,350		Balfour Beatty plc	10,983
499,151	*,e	Barratt Developments plc	1,958
202,001	*,e	Beazer Homes USA, Inc	1,129
132,479		Bellway plc	1,758
99,340		Berkeley Group Holdings plc	1,407
22,259	*	Bird Construction, Income Fund	683
142,323		Bovis Homes Group plc	1,062
49,468	e	Brookfield Homes Corp	330
624,857		Carillion plc	2,750
35,986	*,e	Cavco Industries, Inc	1,278
1,068,400		Century City International	59
765,791	e	Cheung Kong Infrastructure Holdings Ltd	2,737
5,701,080	e	China Overseas Land & Investment Ltd	12,329
203,000	e	Daikyo, Inc	470
141,029		Daito Trust Construction Co Ltd	6,159
1,062,645		Daiwa House Industry Co Ltd	11,128
525,975		DLF Ltd	4,789
1,490,047	e	DR Horton, Inc	17,001
35,760	e	Eiffage S.A.	2,278
490,000		Farglory Land Development Co Ltd	1,184
1,333,108		Fletcher Building Ltd	8,039
122,000	e	Fujitec Co Ltd	693
403,832	e	Galliford Try PLC	378
4,036,303	e	Haseko Corp	3,957
206,344		Hellenic Technodomiki Tev S.A.	1,800
112,258		Hochtief AG.	8,552
261,199	*,e	Hovnanian Enterprises, Inc (Class A)	1,003
1,394,050		IJM Corp BHD	1,813
439,655	e	Impregilo S.p.A.	1,924
199,909		Interserve plc	735
12,907,300	*	Italian-Thai Development PCL	1,429
37,357		J&P-Avax SA	192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

140,662	e	JM AB	$1,740
671,868	e	Kajima Corp	1,721
249,454	e	KB Home	4,143
35,811	e	Kier Group plc	677
122,843		Koninklijke BAM Groep NV	1,418
6,368		Lemminkainen Oyj	247
324,414	e	Lend Lease Corp Ltd	3,034
609,112	e	Lennar Corp (Class A)	8,680
345,611	*	Leopalace21 Corp	2,776
103,671	*	M/I Homes, Inc	1,409
129,000		Maeda Corp	415
3,639		Maisons France Confort	144
116,672	e	McGrath RentCorp	2,482
587,244		MDC Holdings, Inc	20,401
79,283	e	Mears Group PLC	371
178,343	*	Meritage Homes Corp	3,620
57,246		Michaniki S.A.	145
24,896		Michaniki S.A. (Preference)	48
70,000		Mitsui Home Co Ltd	405
133,069		Mota Engil SGPS S.A.	740
158,283		MRV Engenharia e Participacoes S.A.	3,038
66,321	e	NCC AB (B Shares)	1,011
60,892	*,e	NVR, Inc	38,811
444,670		Obayashi Corp	1,947
1,530,000	*	Pacific Century Premium Developments Ltd	409
491,000		Paliburg Holdings Ltd	118
217,000		PanaHome Corp	1,325
10,442	*	PBG S.A.	764
181,865		Peab AB (Series B)	1,244
312,500		Penta-Ocean Construction Co Ltd	404
157,851	*,e	Perini Corp	3,362
449,202		Persimmon plc	3,276
2,230,922	*,e	Pulte Homes, Inc	24,518
697,815	f	Puravankara Projects Ltd	1,821
171,054	e	Redrow plc	588
13,378	e	Renta Corp Real Estate S.A.	71
191,683		ROK plc	165
167,432		Ruukki Group Oyj	470
347,750	e	Ryland Group, Inc	7,327
6,258		Sacyr Vallehermoso S.A.	118
1,393,699		Sekisui Chemical Co Ltd	8,105
989,381		Sekisui House Ltd	8,928
415,203	e	Shimizu Corp	1,633
17,112		Sjaelso Gruppen	55
113,784	e	Skanska AB (B Shares)	1,670
140,139		Sobha Developers Ltd	767

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,723		SRV Group plc	$130
552,732	*,e	Standard-Pacific Corp	2,040
181,900	e	Sumitomo Forestry Co Ltd	1,530
481,915	e	Sunland Group Ltd	351
663,251		Taisei Corp	1,315
126,693	e	Takamatsu Corp	2,032
832,689	*	Talaat Moustafa Group	975
4,110,255	*	Taylor Woodrow plc	2,767
92,425	*,e	Team, Inc	1,567
156,868		Tekfen Holding AS	452
35,064		Terna Energy S.A.	308
307,000	e	Toda Corp	1,084
15,410		Token Corp	501
79,480		Tokyu Construction Co Ltd	236
470,053	*,e	Toll Brothers, Inc	9,185
584,082	*	Urbi Desarrollos Urbanos S.A. de C.V	1,178
122,700	e	Veidekke ASA	918
811,540	e	Vinci S.A.	45,912
29,000	*,e	Yahagi Construction Co Ltd	198
154,571	e	YIT Oyj	2,943
2,243,193		YTL Corp BHD	4,634

		TOTAL GENERAL BUILDING CONTRACTORS	428,339

GENERAL MERCHANDISE STORES - 1.57%
241,302	*,e	99 Cents Only Stores	3,246
443,747	e	Aeon Co Ltd	4,246
33,300		Arc Land Sakamoto Co Ltd	426
338,593	*,e	Big Lots, Inc	8,472
1,336,615	*,e	BJ’s Wholesale Club, Inc	48,412
270,113	e	Casey’s General Stores, Inc	8,476
55,073	*,e	Conn’s, Inc	622
1,547,060		Costco Wholesale Corp	87,347
76,450	*,e	Daiei, Inc	312
1,094,030		David Jones Ltd	5,636
290,552	e	Dillard’s, Inc (Class A)	4,097
63,300	e	Don Quijote Co Ltd	1,502
14,171		Dufry Group	793
779,320		Family Dollar Stores, Inc	20,574
1,774,671		Far Eastern Department Stores Co Ltd	1,761
232,450	e	Fred’s, Inc (Class A)	2,959
614,000	e	Golden Eagle Retail Group Ltd	1,030
133,000	e	Hankyu Department Stores, Inc	836
33,798		Hyundai Department Store Co Ltd	3,155
271,079	e	Isetan Mitsukoshi Holdings Ltd	3,113
781,111	e	J Front Retailing Co Ltd	4,708
37,600	e	Japan Airport Terminal Co Ltd	471

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

955,564		JC Penney Co, Inc	$32,250
2,608		Jelmoli Holding AG.	1,122
83,000	e	Joshin Denki Co Ltd	644
398,302	e	Keio Corp	2,720
1,095,358	e	Kintetsu Corp	4,234
424,000		Lifestyle International Holdings Ltd	642
489,800		Lojas Americanas S.A.	3,307
3,749,631		Macy’s, Inc	68,581
1,958,027		Marks & Spencer Group plc	11,331
188,510	e	Marui Co Ltd	1,350
31,300	e	Matsuya Co Ltd	251
371,000		Metro Holdings Ltd	191
111,045	e	Mothercare plc	1,000
1,228,000		New World Department Store China Ltd	989
725,911		Next plc	20,789
58,139		North West Co Fund	946
435,666	e	Odakyu Electric Railway Co Ltd	3,931
219,232		Pantaloon Retail India Ltd	1,545
158,848	e	PPR	20,360
42,274	e	Rallye S.A.	1,503
23,460		Reject Shop Ltd	276
156,281	*,e	Retail Ventures, Inc	824
24,000		Ryohin Keikaku Co Ltd	1,243
333,205		SACI Falabella	1,467
655,527	*,e	Saks, Inc	4,471
41,825	*,e	Sears Canada, Inc	830
153,472	*,e	Sears Holdings Corp	10,023
68,072		Shinsegae Co Ltd	34,375
434,741		SM Investments Corp	2,982
230,808	*,e	Stein Mart, Inc	2,934
34,099		Stockmann Oyj Abp (B Share)	899
233,586	e	Takashimaya Co Ltd	1,868
4,945,304		Target Corp	230,848
3,888,520		TJX Companies, Inc	144,459
590,407	e	Tobu Railway Co Ltd	3,604
1,333,968		Tokyu Corp	6,390
143,763		UNY Co Ltd	1,076
4,039,458		Wal-Mart de Mexico S.A. de C.V. (Series V)	14,048
12,911,792		Wal-Mart Stores, Inc	633,841
137,372		Warehouse Group Ltd	417

		TOTAL GENERAL MERCHANDISE STORES	1,486,755

HEALTH SERVICES - 0.89%
127,804	*,e	Alliance Imaging, Inc	723
219,519	*	Allied Healthcare International, Inc	615
33,884	*,e	Almost Family, Inc	1,008

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,568	*,e	Amedisys, Inc	$7,835
65,099		America Service Group, Inc	1,077
79,871	*	American Dental Partners, Inc	1,118
1,673,581		AmerisourceBergen Corp	37,455
156,158	*	Amsurg Corp	3,315
52,038	*	Assisted Living Concepts, Inc (A Shares)	1,078
9,289		Assura Group Ltd	5
82,897		Athens Medical Center S.A.	194
2,299,400		Bangkok Dusit Medical Service PCL	1,772
11,563	e	BioMerieux	1,271
57,773	*	Bio-Reference Labs, Inc	1,987
21,900		BML, Inc	634
161,258		Brookdale Senior Living, Inc	2,924
51,561	*,e	China Sky One Medical, Inc	680
8,087		Clinica Baviera S.A.	96
56,317		CML Healthcare Income Fund	729
285,330	*,e	Community Health Systems, Inc	9,111
154,551	*,e	Continucare Corp	467
9,016	*	Corp Dermoestetica	48
43,642	*	Corvel Corp	1,239
198,246	*,e	Covance, Inc	10,735
1,865,856	*	Coventry Health Care, Inc	37,242
182,007	*,e	Cross Country Healthcare, Inc	1,694
114,903	*	Crucell NV	2,642
207,558	*,e	CryoLife, Inc	1,654
500,734	*	DaVita, Inc	28,362
134,771		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	450
272,497	*,e	Edwards Lifesciences Corp	19,050
121,527	*,e	eHealth, Inc	1,765
101,360	*,e	Emeritus Corp	2,225
45,986	e	Ensign Group, Inc	645
160,393	*,e	Enzo Biochem, Inc	1,136
1,330,316	*	Express Scripts, Inc	103,206
59,611		Extendicare Real Estate Investment Trust	468
1,297,760		Fraser and Neave Ltd	3,657
246,008	e	Fresenius Medical Care AG.	12,251
68,727	*,e	Genomic Health, Inc	1,502
82,290	*,e	Genoptix, Inc	2,862
191,168	*	Gentiva Health Services, Inc	4,781
136,064	*	Health Grades, Inc	674
756,375	*	Health Management Associates, Inc (Class A)	5,665
492,019		Healthscope Ltd	2,079
1,722,842	*	Healthsouth Corp	26,945
200,813	*,e	Healthways, Inc	3,076
474,050	*,e	Immunomedics, Inc	2,617
50,537	*	IPC The Hospitalist Co, Inc	1,589

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

186,824		Japan Care Service Corp	$645
1,150	*	Japan Longlife Co Ltd	333
219,939	*,e	Kindred Healthcare, Inc	3,570
101,559		Laboratorios Almirall S.A.	1,318
517,249	*,e	Laboratory Corp of America Holdings	33,983
80,857	*	LCA-Vision, Inc	567
124,203	*,e	LHC Group, Inc	3,717
171,182	*,e	LifePoint Hospitals, Inc	4,632
363,946	*,e	Lincare Holdings, Inc	11,373
8,922	*	LVL Medical Groupe S.A.	196
208,541	*	Magellan Health Services, Inc	6,477
2,533,524		McKesson Corp	150,870
128,400	*	MDS, Inc	1,052
90,964	*	Medcath Corp	798
2,701,489	*	Medco Health Solutions, Inc	149,418
25,642	e	Mindray Medical International Ltd (ADR) (Class A)	837
38,384	e	National Healthcare Corp	1,431
457,244	*,e	Nektar Therapeutics	4,454
1,728,534		Network Healthcare Holdings Ltd	2,386
122,764	*	Nighthawk Radiology Holdings, Inc	888
99,556	*,e	NovaMed, Inc	451
204,423	*	Odyssey HealthCare, Inc	2,555
439,606		Omnicare, Inc	9,900
20,180	e	Orpea	930
3,096	*	Osteotech, Inc	14
996,000	e	Parkway Holdings Ltd	1,464
171,076	*	Pediatrix Medical Group, Inc	9,395
327,338		Pharmaceutical Product Development, Inc	7,182
107,412	*,f	Pharmstandard (GDR)	1,936
11,253		Prim S.A.	123
716,923	e	Primary Health Care Ltd	3,928
284,340	*,e	Psychiatric Solutions, Inc	7,609
480,732		Quest Diagnostics, Inc	25,089
476,000		Raffles Medical Group Ltd	460
200,978		Ramsay Health Care Ltd	1,945
153,247	*	RehabCare Group, Inc	3,324
135,689	e	Rhoen Klinikum AG.	3,453
99,091	*,e	Skilled Healthcare Group, Inc (Class A)	796
310,090	e	Sonic Healthcare Ltd	3,887
240,802	*	Sun Healthcare Group, Inc	2,081
238,344	*	Sunrise Senior Living, Inc	722
98,359		Synergy Healthcare plc	1,030
1,466,583	*	Tenet Healthcare Corp	8,624
190,130		Universal Health Services, Inc (Class B)	11,775
72,305	*	US Physical Therapy, Inc	1,090
38,986	*,e	Virtual Radiologic Corp	508

		TOTAL HEALTH SERVICES	843,569

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.25%
43,521	e	Abengoa S.A.	$1,260
147,353		Abertis Infraestructuras S.A.	3,344
49,002	e	Acciona S.A.	6,669
87,055	e	Aecon Group, Inc	957
110,000		Astaldi S.p.A.	959
34,155		Athens Water Supply & Sewage Co S.A.	291
126,240		Boskalis Westminster	4,312
242,747	e	Bouygues S.A.	12,344
83,782	*,e	Broadwind Energy, Inc	661
311,000	e	Chiyoda Corp	2,449
15,338		Compagnie d’Entreprises CFE	852
120,358	*,e	Comverge, Inc	1,470
4,314,381		ConnectEast Group	1,370
659,379		Costain Group PLC	303
51,656		Daelim Industrial Co	3,170
6,083	e	Fomento de Construcciones y Contratas S.A.	285
6,800	*	Foster Wheeler AG.	217
1,922,800		Gamuda BHD	1,761
95,408		GEK Group of Cos S.A.	894
307,221		Giken Seisakusho Co, Inc	1,557
198,018	e	Granite Construction, Inc	6,127
236,256		Great Lakes Dredge & Dock Corp	1,649
7,883	e	Grupo Ferrovial S.A.	377
61,149		GS Engineering & Construction Corp	4,785
264,000		Guangzhou Investment Co Ltd	43
77,000		Hitachi Plant Technologies Ltd	522
433,000	e	Hyflux Ltd	938
74,677		Hyundai Engineering & Construction Co Ltd	4,056
2,752,000	e	Jiangsu Express	2,258
56,434	*	LB Foster Co (Class A)	1,726
104,000		Maeda Road Construction Co Ltd	935
193,784	*	Matrix Service Co	2,106
379,534		Murray & Roberts Holdings Ltd	2,999
84,819	*,e	MYR Group, Inc	1,789
114,000		Nippo Corp	931
4,257,000	e	Nishimatsu Construction Co Ltd	6,070
69,408	e	Obrascon Huarte Lain S.A.	1,934
193,000	e	Okumura Corp	727
103,174		Orascom Construction Industries	4,415
131,323	*,e	Orion Marine Group, Inc	2,697
4,182,145		Saipem S.p.A.	125,947
26,800	e	SHO-BOND Holdings Co Ltd	524
72,468	*,e	Sterling Construction Co, Inc	1,298

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,000		Taihei Dengyo Kaisha Ltd	$497
66,000	e	Takuma Co Ltd	187
41,534		Tecnicas Reunidas S.A.	2,271
224,488	e	Teixeira Duarte - Engenharia Construcoes S.A.	360
37,977	*	TK Development	198
318,000		Toa Corp/Tokyo	365
150,893		Tognum AG.	2,579
26,000	*	Tokyo Energy & Systems, Inc	212
42,000	e	Toshiba Plant Systems & Services Corp	560
271,000		Toyo Construction Co Ltd	142
898,257	e	Transurban Group	3,249
54,000	*	Yokogawa Bridge Holdings Corp	435
1,890,000		Zhejiang Expressway Co Ltd	1,656

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	232,689

HOLDING AND OTHER INVESTMENT OFFICES - 2.23%
1,055,529		3i Group plc	4,868
717,209	e	Aberdeen Asset Management plc	1,719
330,935		Acadia Realty Trust	4,987
547		Advance Residence Investment Corp	2,157
166,256	*,e	Affiliated Managers Group, Inc	10,808
273,695	*	Afirma Grupo Inmobiliario S.A.	167
44,838		Agree Realty Corp	1,028
10,018	e	Alexander’s, Inc	2,964
166,858	e	Alexandria Real Estate Equities, Inc	9,069
30,705,400		Allco Commercial Real Estate Investment Trust	3,488
916,170	e	Allied Capital Corp	2,813
16,417		Allied Properties Real Estate Investment Trust	253
472,774	e	AMB Property Corp	10,850
297,229	e	American Campus Communities, Inc	7,981
63,660		American Capital Agency Corp	1,811
106,238	*,e	Ampal American Israel (Class A)	216
2,943,240		Annaly Mortgage Management, Inc	53,390
444,776	e	Anthracite Capital, Inc	467
602,699		Anworth Mortgage Asset Corp	4,749
387,639	e	Apartment Investment & Management Co (Class A)	5,718
426,705		ARC Energy Trust	8,051
15,851		Artis Real Estate Investment Trust	135
1,540,637	e	Ascendas Real Estate Investment Trust	2,111
480,000		Ascott Residence Trust	329
386,772	e	Ashford Hospitality Trust, Inc	1,338
536,918	e	Ashmore Group plc	2,150
108,764	e	Associated Estates Realty Corp	1,046
564	*	Athris Holding AG.	577
230,735	*,e	Atrium European Real Estate Ltd	1,658
853,489	e	Australian Infrastructure Fund	1,216

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

424,222	e	AvalonBay Communities, Inc	$30,854
204,226		Ayala Corp	1,304
543,708	e	Babcock & Brown Japan Property Trust	221
1,258,870	e	Babcock & Brown Wind Partners	1,677
2,073		Bajaj Finserv Ltd	12
53,670		Bajaj Holdings and Investment Ltd	1,668
23,311	e	Befimmo SCA Sicafi	2,115
9,206		Bellevue Group AG.	358
565,717	e	BioMed Realty Trust, Inc	7,807
59,059		Boardwalk Real Estate Investment Trust	2,126
936,727	e	Boston Properties, Inc	61,402
576,656		Brandywine Realty Trust	6,366
243,069	e	BRE Properties, Inc (Class A)	7,608
381,174	e	Brewin Dolphin Holdings PLC	993
834,000		Brightoil Petroleum Holdings Ltd	420
738,985		Brookfield Asset Management, Inc	16,821
273,850	*,e	BTG plc	794
353,544	e	Bunnings Warehouse Property Trust	544
50,175		Calloway Real Estate Investment Trust	890
724,000		Cambridge Industrial Trust	234
370,229	e	Camden Property Trust	14,920
35,591		Canadian Apartment Properties REIT	490
39,556		Canadian Real Estate Investment Trust	953
55,602	*	Cape Bancorp, Inc	427
3,672,600		CapitaCommercial Trust	2,711
345,545	e	Capital Lease Funding, Inc	1,393
14,901	e	Capital Southwest Corp	1,144
603,000		CapitaRetail China Trust	522
373,382	e	Capstead Mortgage Corp	5,194
85,336	e	Care Investment Trust, Inc	655
813,570	e	CBL & Associates Properties, Inc	7,892
917,000		CDL Hospitality Trusts	937
227,125	e	Cedar Shopping Centers, Inc	1,465
1,486,496	e	CFS Gandel Retail Trust	2,636
577,714		Challenger Diversified Property Group	240
632,419		Charter Hall Group	351
42,540		Cherokee, Inc	1,020
1,357,035	e	China Merchants Holdings International Co Ltd	4,500
233,060		CI Financial Corp	4,482
40,804	*	Climate Exchange plc	539
13,210	e	Cofinimmo	1,846
139,514		Cogdell Spencer, Inc	670
277,469	e	Colonial Properties Trust	2,700
28,298		Cominar Real Estate Investment Trust	515
3,200,005		Commonwealth Property Office Fund	2,682
6,033		Compagnie Financiere Tradition S.A.	770

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

140,829		Companhia de Concessoes Rodoviarias	$2,409
42,159		Corp Financiera Alba	2,405
270,499	e	Corporate Office Properties Trust	9,976
356,421		Cousins Properties, Inc	2,951
1,674	e	DA Office Investment Corp	5,501
1,029,000		Dah Chong Hong Holdings Ltd	432
106,894	e	Danvers Bancorp, Inc	1,453
3,030,055		DB RREEF Trust	2,259
1,142,112	e	DCT Industrial Trust, Inc	5,836
13,889		Deutsche Beteiligungs AG.	329
817,046	e	Developers Diversified Realty Corp	7,550
677,945	e	DiamondRock Hospitality Co	5,491
318,601	e	Digital Realty Trust, Inc	14,563
86,763	e	Domino’s Pizza UK & IRL plc	405
400,327	e	Douglas Emmett, Inc	4,916
1,828,076		Duke Realty Corp	21,955
55,203		Dynex Capital, Inc	465
30,359	*	East Capital Explorer AB	275
141,990	e	EastGroup Properties, Inc	5,427
46,804	*	Eco Business-Immobilien AG.	324
262,933		Education Realty Trust, Inc	1,559
798,000	*	Emperor International Holdings	138
194,524	e	Entertainment Properties Trust	6,641
60,586	*	EOS Russia AB	317
168,814	e	Equity Lifestyle Properties, Inc	7,224
158,965	e	Equity One, Inc	2,491
1,269,852	e	Equity Residential	38,984
106,978	e	Essex Property Trust, Inc	8,513
32,020		Eurazeo	2,093
464,885	e	Extra Space Storage, Inc	4,905
324,829	e	Federal Realty Investment Trust	19,935
401,432	e	FelCor Lodging Trust, Inc	1,818
1,510	*	First Hungary Fund	0	^
194,298	e	First Industrial Realty Trust, Inc	1,020
1,598,400	*,a,m	First NIS Regional Fund SICAV	16
148,350	e	First Potomac Realty Trust	1,715
28,186	e	Fonciere Des Regions	3,283
34,941	*	Formuepleje Safe AS	762
949,000	e	Fortune Real Estate Investment Trust	316
2,228,000		Fosun International	1,555
329,277	e	Franklin Street Properties Corp	4,314
4,040,000		Franshion Properties China Ltd	1,147
197	*,e	Frontier Real Estate Investment Corp	1,525
133	*	Fukuoka REIT Corp	776
3,363,340		Genting BHD	6,666
447,466	*	Getin Holding S.A.	1,419

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

91,815	e	Getty Realty Corp	$2,253
18,582		Gimv NV	998
108,815		Gladstone Capital Corp	972
40,930	e	Gladstone Commercial Corp	560
1,235,628		Glimcher Realty Trust	4,535
136	*	Global One Real Estate Investment Corp	1,003
12,905,588	e	GOME Electrical Appliances Holdings Ltd	3,447
691,833		Goodman Property Trust	500
4,569,182		GPT Group	2,761
630,096	*	Gramercy Capital Corp	1,531
73,203		Groupe Bruxelles Lambert S.A.	6,762
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
272,445		Groupe Eurotunnel S.A.	2,787
70,754		GS Holdings Corp	1,961
8,693,103		Guinness Peat Group plc	5,462
176		Hankyu Reit, Inc	823
134,349	*,e	Harris & Harris Group, Inc	840
204,728	e	Hatteras Financial Corp	6,138
1,085,740	e	HCP, Inc	31,204
560,110		Health Care REIT, Inc	23,312
330,845	e	Healthcare Realty Trust, Inc	6,991
469,073		Heineken Holding NV	19,134
229,186	e	Hersha Hospitality Trust	710
394,526		Highwoods Properties, Inc	12,408
189,133	*,e	Hilltop Holdings, Inc	2,319
577,600	*	HKR International Ltd	229
181,591	e	Home Properties, Inc	7,825
398,478		Hospitality Properties Trust	8,117
3,781,767	e	Host Marriott Corp	44,511
1,432,392	e	HRPT Properties Trust	10,772
573,112	*	Immoeast AG.	3,539
122		Industrial & Infrastructure Fund Investment Corp	362
679,403		Infratil Ltd	824
1,500,423	e	ING Industrial Fund	834
349,877	e	Inland Real Estate Corp	3,065
129,063		Intek S.p.A.	60
7,430		Intervest Offices	243
31,000	*	Invesco Mortgage Capital, Inc	677
2,789,880		Investimentos Itau S.A.	16,882
345,412	e	Investors Real Estate Trust	3,123
1,100,000	e	iShares MSCI Canada Index Fund	28,028
1,220,171	e	iShares MSCI EAFE Index Fund	66,743
267,741	*	iShares MSCI Emerging Market	10,418
100,000		iShares MSCI Hong Kong Index Fund	1,552
1,800,000	e	iShares MSCI Japan Index Fund	17,892
200,000		iShares MSCI Taiwan Index Fund	2,460

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

473,307	e	iShares Russell 2000 Index Fund	$28,507
610,148	*,e	iStar Financial, Inc	1,855
133,418	e	Jafco Co Ltd	4,080
1,150,000		Japan Asia Investment Co Ltd	769
387		Japan Excellent, Inc	2,113
194	*,e	Japan Logistics Fund Inc	1,578
3,013		Japan Prime Realty Investment Corp	7,324
787	e	Japan Real Estate Investment Corp	6,435
638	*,e	Japan Retail Fund Investment Corp	3,461
1,200		Joint Reit Investment Corp	2,793
66,460	*	KBC Ancora	1,901
1,746	*	Kenedix Realty Investment Corp	6,555
245,509	e	Kilroy Realty Corp	6,810
2,492,616	e	Kimco Realty Corp	32,504
208,860	e	Kite Realty Group Trust	871
899,571		Kiwi Income Property Trust	689
411,000		K-REIT Asia	344
6,651,000		KWG Property Holding Ltd	4,300
380,610	e	LaSalle Hotel Properties	7,483
580,585	e	Lexington Corporate Properties Trust	2,961
164,990		LG Corp	11,062
389,120		Liberty Property Trust	12,658
800,000		Lippo-Mapletree Indonesia Retail Trust	261
125,622		LTC Properties, Inc	3,020
422,785	e	Macerich Co	12,823
532,039	e	Mack-Cali Realty Corp	17,201
1,645,750	e	Macquarie CountryWide Trust	929
3,180,401	e	Macquarie Infrastructure Group	4,138
403,749		Macquarie Leisure Trust Group	511
2,159,000	e	Macquarie MEAG Prime REIT	920
248,681		Macquarie Media Group Ltd	419
6,399,246	e	Macquarie Office Trust	1,694
33,133	e	Main Street Capital Corp	471
2,721,000		Mapletree Logistics Trust	1,487
665,298		Marfin Investment Group S.A	2,862
24,949	*	Martifer SGPS S.A.	132
426,321	e	Medical Properties Trust, Inc	3,330
87,335	*	Meinl Airports International AG.	383
3,070,213	*,e	Melco International Development	1,965
8,083	*	METabolic EXplorer S.A.	89
1,541,796		MFA Mortgage Investments, Inc	12,273
167		MID Reit, Inc	375
178,770		Mid-America Apartment Communities, Inc	8,068
356,088	e	Mission West Properties, Inc	2,396
9,282		Mobimo Holding AG.	1,471
120,214	e	Monmouth Real Estate Investment Corp (Class A)	837

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

52,921		Morguard Real Estate Investment Trust	$569
149		Mori Hills REIT Investment Corp	531
160		Mori Trust Sogo Reit, Inc	1,292
6,362		MPC Muenchmeyer Petersen Capital AG.	60
111,566	e	MVC Capital, Inc	980
137,267	e	National Health Investors, Inc	4,345
459,897		National Retail Properties, Inc	9,874
41,388		Nationale A Portefeuille	2,252
589,250	e	Nationwide Health Properties, Inc	18,261
196		Nippon Accommodations Fund, Inc	1,090
755		Nippon Building Fund, Inc	6,737
1,151	*,e	Nippon Commercial Investment Corp	2,145
1,729		Nippon Residential Investment Corp	4,446
389		Nomura Real Estate Office Fund, Inc	2,587
228	e	Nomura Real Estate Residential Fund, Inc	1,087
176,980	e	NOMURA TOPIX EXCHANGE TRADED FUND	1,816
14,469		Northern Property Real Estate Investment Trust	277
266,066	e	NorthStar Realty Finance Corp	934
938,000		NWS Holdings Ltd	1,815
443,792	e	Omega Healthcare Investors, Inc	7,110
117		One Liberty Properties, Inc	1
14,139		Orascom Development Holding AG.	1,265
55,796		Oresund Investment AB	864
407	*,e	Orix JREIT, Inc	2,108
5,405		OZ Holding AG.	177
706,000		Parkway Life Real Estate Investment Trust	581
128,436	e	Parkway Properties, Inc	2,530
17,440	e	Partners Group	2,127
249,249	e	Pennsylvania Real Estate Investment Trust	1,897
140,424	*,e	Pinetree Capital Ltd	248
1,359,857	e	Plum Creek Timber Co, Inc	41,666
5,436,160		Polytec Asset Holdings Ltd	982
109,800		Porto Seguro S.A.	1,116
243,590	e	Post Properties, Inc	4,385
194,256	e	Potlatch Corp	5,527
1,130		Premier Investment Co	4,695
131,911		Premier Investments Ltd	1,010
38,216	e	Primaris Retail Real Estate Investment Trust	543
1,915,802	e	Prologis	22,836
268,865	e	Prospect Capital Corp	2,880
1,117,000		Prosperity REIT	192
132,894		PS Business Parks, Inc	6,820
583,523	e	Public Storage, Inc	43,904
405,692	e	RAIT Investment Trust	1,193
107,941	e	Ramco-Gershenson Properties	963
46,836	e	Rathbone Brothers	651

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

166,436	e	Ratos AB (B Shares)	$3,987
323,792	e	Realty Income Corp	8,305
3,079,565		Redefine Income Fund Ltd	2,952
436,035		Redwood Trust, Inc	6,759
59,234,000		Regal Real Estate Investment Trust	10,853
450,458	e	Regency Centers Corp	16,689
705,551	*,e	Resolution Ltd	1,046
116,539	e	Resource Capital Corp	634
174,671		RioCan Real Estate Investment Trust	2,937
32,991		Saul Centers, Inc	1,059
12,364	e	SBI Holdings, Inc	2,446
409,685		Senior Housing Properties Trust	7,829
798,000		Shanghai Industrial Holdings Ltd	3,599
1,945,500		Shimao Property Holdings Ltd	3,299
625,134	*	Shinhan Financial Group Co Ltd	24,936
1,402,935	e	Simon Property Group, Inc	97,406
464,367	e	SL Green Realty Corp	20,362
12,829		Societe Fonciere Financiere et de Participations FFP	724
15,754	e	Societe Immobiliere de Location pour l’Industrie et le Commerce	2,032
99,791	*	Sonae Capital SGPS S.A.	136
121,072		Sovran Self Storage, Inc	3,684
1,510,887	e	SPDR Trust Series 1	159,488
53,556	*,e	SRS Labs, Inc	391
1,064,720	*	Starwood Property Trust, Inc	21,561
400,423	*,e	Strategic Hotels & Resorts, Inc	1,037
79,273	e	Sun Communities, Inc	1,706
1,944,000		Sunlight Real Estate Investment Trust	459
454,807	e	Sunstone Hotel Investors, Inc	3,229
2,346,000		Suntec Real Estate Investment Trust	1,765
227,146	e	Tanger Factory Outlet Centers, Inc	8,482
365,817	e	Taubman Centers, Inc	13,199
3,031,800	*	TM International BHD	2,716
805	*,e	Tokyu REIT, Inc	4,018
1,026		Top REIT Inc	4,938
1,256	*,e	Transcontinental Realty Investors, Inc	15
691,557	e	UDR, Inc	10,885
46,105	e	UMH Properties, Inc	376
572		United Urban Investment Corp	3,352
53,000	e	Universal Health Realty Income Trust	1,725
89,737	*	Uranium Participation Corp	544
111,898	e	Urstadt Biddle Properties, Inc (Class A)	1,633
460,640	e	U-Store-It Trust	2,879
934,203	*,e	Vantage Drilling Co	1,710
42,929		Vastned Offices/Industrial	760
625,441	e	Ventas, Inc	24,079
2,153,882	e	Virgin Media, Inc	29,982

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,296	*	Virtus Investment Partners, Inc	$598
5,218,000	*	Vista Land & Lifescapes, Inc	256
820,070	e	Vornado Realty Trust	52,821
831,521		WABCO Holdings, Inc	17,462
98,716		Walter Investment Management Corp	1,581
309,135	e	Washington Real Estate Investment Trust	8,903
330,927	e	Weingarten Realty Investors	6,592
37,856	e	Wendel	2,391
8,407,252		Westfield Group	103,094
2,372,726	e	Wharf Holdings Ltd	12,598
53,514		Winthrop Realty Trust	521

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,109,500

HOTELS AND OTHER LODGING PLACES - 0.28%
751,457	e	Accor S.A.	41,830
128,399	e	Ameristar Casinos, Inc	2,026
3,384,500		Banyan Tree Holdings Ltd	2,078
121,408	*,e	Bluegreen Corp	370
361,241		Boyd Gaming Corp	3,948
89,325	e	Choice Hotels International, Inc	2,774
23,847	*	Club Mediterranee S.A.	563
858,981	e	Crown Ltd	6,767
72,000		Fujita Kanko, Inc	303
191,770	*,e	Gaylord Entertainment Co	3,855
417,399		Great Eagle Holdings Ltd	1,031
195,151	*,e	Great Wolf Resorts, Inc	697
84,700		Holidaybreak plc	406
387,631		Hongkong & Shanghai Hotels	502
219,000		Hotel Properties Ltd	362
450,000		Indian Hotels Co Ltd	724
235,654		Intercontinental Hotels Group plc	3,060
114,579	*,e	Isle of Capri Casinos, Inc	1,351
11,700	e	Kyoritsu Maintenance Co Ltd	198
4,265,000	*	Lai Sun Development	70
2,580,851	*,e	Las Vegas Sands Corp	43,462
111,772	e	Marcus Corp	1,430
955,338	e	Marriott International, Inc (Class A)	26,358
1,049,037	*,e	MGM Mirage	12,630
164,530	e	Millennium & Copthorne Hotels plc	978
10,184,096		Minor International PCL	3,780
47,001	*,e	Monarch Casino & Resort, Inc	506
117,099	*,e	Morgans Hotel Group Co	635
92,274		NH Hoteles S.A.	611
369,000	e	Nishi-Nippon Railroad Co Ltd	1,468
714,441	*,e	Orient-Express Hotels Ltd (Class A)	8,223
84,645	*,e	Outdoor Channel Holdings, Inc	554

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,127	e	Pierre & Vacances	$786
74,089	*	Red Lion Hotels Corp	426
541,000		Regal Hotels International Holdings Ltd	190
30,400	e	Resorttrust, Inc	393
96,213		Rezidor Hotel Group AB	344
2,263,013	e	Shangri-La Asia Ltd	4,263
59,259		Sol Melia S.A.	598
646,000		Stamford Land Corp Ltd	190
1,288,954	e	Starwood Hotels & Resorts Worldwide, Inc	42,574
58,279		Thomas Cook Group plc	216
76,256	e	TUI Travel plc	310
212,399		United Overseas Land Ltd	519
163,529	*,e	Vail Resorts, Inc	5,485
799,212	e	Wyndham Worldwide Corp	13,043
2,408,800	*,m	Wynn Macau Ltd	3,133
261,269	*	Wynn Resorts Ltd	18,521

		TOTAL HOTELS AND OTHER LODGING PLACES	264,541

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.07%
135,878	*,e	3PAR, Inc	1,499
65,650	e	Aaon, Inc	1,318
4,195,904		Acer, Inc	10,703
385,384		Actuant Corp (Class A)	6,189
287,978		Advantech Co Ltd	537
1,923,284	*,e	AGCO Corp	53,141
86,400	e	Aichi Corp	438
61,000		Aida Engineering Ltd	203
109,311	e	Aixtron AG.	2,978
39,619		Alamo Group, Inc	626
136,612	e	Alfa Laval AB	1,603
326,145	*,e	Allis-Chalmers Energy, Inc	1,422
661,726	e	Alstom RGPT	48,291
182,109	*,e	Altra Holdings, Inc	2,038
236,986		Amada Co Ltd	1,595
65,100	e	Amano Corp	564
57,069		Ampco-Pittsburgh Corp	1,517
65,868		Andritz AG.	3,285
14,521,941		Applied Materials, Inc	194,595
36,389	*,e	Argan, Inc	489
54,000	e	Asahi Diamond Industrial Co Ltd	392
46,417	*	ASM International NV	855
503,848		ASM Pacific Technology	3,572
1,188,896		ASML Holding NV	34,969
95,583	*,e	Astec Industries, Inc	2,434
24,003	*,e	A-TEC Industries AG.	382
92,862	e	Atlas Copco AB (A Shares)	1,196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,776	e	Atlas Copco AB (B Shares)	$579
108,943	*	ATS Automation Tooling Systems, Inc	585
507		Belimo Holding AG.	501
1,678,120		Benq Corp	934
12,302		Biesse S.p.A.	103
288,172	e	Black & Decker Corp	13,339
105,926	e	Black Box Corp	2,658
196,298	*,e	Blount International, Inc	1,859
43,521	*,e	Bolt Technology Corp	547
198,745	e	Bradken Ltd	1,155
1,916,577		Brambles Ltd	13,662
295,468	e	Briggs & Stratton Corp	5,735
2,031,912	*,e	Brocade Communications Systems, Inc	15,971
358,268	*	Brooks Automation, Inc	2,769
736,666	e	Brother Industries Ltd	8,830
7,450		Bucher Industries AG.	829
253,612		Bucyrus International, Inc (Class A)	9,034
3,689		Burckhardt Compression Holding AG.	605
9,532		BWT AG.	239
33,000		Canon Finetech, Inc	428
1,831,805		Canon, Inc	74,077
45,226		Cargotec Corp (B Shares)	1,064
699,513		Carlisle Cos, Inc	23,720
46,687	e	Cascade Corp	1,248
175,786	e	Casio Computer Co Ltd	1,435
2,203,996	e	Caterpillar, Inc	113,132
267,161		Charter International plc	2,929
457,081		Chicony Electronics Co Ltd	1,034
7,019	*,e	China Automotive Systems, Inc	65
2,394,500	e	China Railway Construction Corp	3,182
2,089,200	*,e	China Zhongwang Holdings Ltd	2,054
373,567	*	Cirrus Logic, Inc	2,077
222,214		Citizen Watch Co Ltd	1,250
59,400		CKD Corp	428
586,912		Clevo Co	812
116,580	*	Colfax Corp	1,239
109,915	*	Columbus McKinnon Corp	1,665
6,547,110		Compal Electronics, Inc	7,627
300,762	*	Cray, Inc	2,505
681,295		Cummins, Inc	30,529
255,769		Curtiss-Wright Corp	8,729
91,286	*	Customers Ltd	267
163,403	*,e	Cymer, Inc	6,350
129,500	e	Daifuku Co Ltd	867
37,000		Daihatsu Diesel Manufacturing Co Ltd	182
203,203	e	Daikin Industries Ltd	7,312

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,690	e	Danieli & Co S.p.A.	$1,369
132,718		Danieli & Co S.p.A. (RSP)	1,778
17,498		Datalogic S.p.A.	114
1,475,949		Deere & Co	63,349
7,035,564	*	Dell, Inc	107,364
1,952,964		Delta Electronics, Inc	5,559
64,601	e	Deutz AG.	329
287,565		Diebold, Inc	9,470
24,800	e	Disco Corp	1,652
238,343	e	Donaldson Co, Inc	8,254
227,200		Dongfang Electric Co Ltd	1,146
89,410		Doosan Infracore Co Ltd	1,294
1,515,309		Dover Corp	58,734
527,056	*	Dresser-Rand Group, Inc	16,376
144,079	*	Dril-Quip, Inc	7,152
17,704		Duerr AG.	334
24,000		Eagle Industry Co Ltd	126
618,000	e	Ebara Corp	2,719
388,512	e	Electrolux AB (Series B)	8,889
11,293,095	*	EMC Corp	192,435
4,515,703		Emerson Electric Co	180,990
412,332	*	Emulex Corp	4,243
224,323	*	Ener1, Inc	1,552
51,443		Enerflex Systems, Income Fund	481
131,630	*,e	ENGlobal Corp	542
122,895	*,e	EnPro Industries, Inc	2,809
715,634	*	Entegris, Inc	3,542
4,491		Envitec Biogas AG.	115
30,127	*	Eurotech S.p.A.	140
1,693		Exel Industries	73
499,122	*,e	Extreme Networks, Inc	1,398
176,191	e	Fanuc Ltd	15,801
186,829		Fenner PLC	441
18,600	e	Ferrotec	262
1,993,851		Firich Enterprises Co Ltd	4,745
87,693	*,e	Flanders Corp	452
186,244	*,e	Flow International Corp	482
333,422		Flowserve Corp	32,855
497,762	*,e	FMC Technologies, Inc	26,003
96,079	*,e	Fuel Tech, Inc	1,076
39,200		Fuji Machine Manufacturing Co Ltd	463
609,418		FUJIFILM Holdings Corp	18,263
18,100		Fujimi, Inc	324
303,000		Furukawa Co Ltd	425
486,424	*	Gardner Denver, Inc	16,966
476,000		GEA Group AG.	9,933

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,232		Gesco AG.	$187
74,793		Gildemeister AG.	1,043
64,500	e	Glory Ltd	1,584
429,106	*	GMR Infrastructure Ltd	1,252
67,564	e	Gorman-Rupp Co	1,683
184,674	e	Graco, Inc	5,147
63,756	e	Graham Corp	991
727	*	Grupo Empresarial San Jose	11
976		Gurit Holding AG.	634
38,004		Hanjin Heavy Industries & Construction Co Ltd	764
85,768	*	Harbin Electric, Inc	1,448
1,074,000	e	Harbin Power Equipment	1,014
34	e	Harmonic Drive Systems, Inc	91
66,743	e	Heidelberger Druckmaschinen	692
16,389,317		Hewlett-Packard Co	773,741
418,172	e	Hitachi Construction Machinery Co Ltd	8,977
52,600	e	Hitachi Koki Co Ltd	592
72,000		Hitachi Kokusai Electric, Inc	560
967,000	*	Hitachi Zosen Corp	1,228
8,610		Homag Group AG.	112
86,000		Hosokawa Micron Corp	355
34,611	*,e	Hurco Cos, Inc	591
429,633	e	Husqvarna AB (B Shares)	2,983
251,797	e	IDEX Corp	7,038
698,679		IMI PLC	4,998
142,963	*	Immersion Corp	612
9,113		Industria Macchine Automatiche S.p.A.	167
33,114	e	Ingenico	921
318,855		Ingersoll-Rand PLC	9,779
303,985	*	Intermec, Inc	4,286
7,179,153		International Business Machines Corp	858,699
2,131,762		International Game Technology	45,790
57,508		Interpump Group S.p.A.	368
548		Interroll Holding AG.	159
105,620	*,e	Intevac, Inc	1,420
4,015,530		Inventec Co Ltd	2,323
196,000	*,e	Iseki & Co Ltd	788
4,829,092	*	Ishikawajima-Harima Heavy Industries Co Ltd	9,791
125,319	*,e	Isilon Systems, Inc	764
106,392	e	Itochu Techno-Science Corp	3,277
1,504,196	e	ITT Industries, Inc	78,445
1,181,593		Jabil Circuit, Inc	15,845
702,291	e	Japan Steel Works Ltd	8,074
156,700	e	John Bean Technologies Corp	2,847
2,457,225	e	Johnson Controls, Inc	62,808
1,359,835	e	Joy Global, Inc	66,551

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

89,850		JSW Steel Ltd	$1,555
203,000	e	Juki Corp	237
17,104		Jungheinrich AG.	344
73,653	*,e	Kadant, Inc	893
950,000	e	Kato Works Co Ltd	2,064
168,000	*,e	Kayaba Industry Co Ltd	597
172,953	e	Kaydon Corp	5,607
101,945		KCI Konecranes Oyj	2,906
51,400	*,e	Keihin Corp	852
253,130		Kennametal, Inc	6,230
9,564		Kerself S.p.A	132
14,963		Koenig & Bauer AG.	279
1,571,473		Komatsu Ltd	29,446
3,124	e	Komax Holding AG	234
102,500	e	Komori Corp	1,245
254,693		Kone Oyj (Class B)	9,362
1,848,821		Konica Minolta Holdings, Inc	17,527
16,887	e	Krones AG.	898
118,000		KS Energy Services Ltd	102
824,159	e	Kubota Corp	6,858
22,748	e	KUKA AG.	345
427,931	*,e	Kulicke & Soffa Industries, Inc	2,580
205,777		Kumba Iron Ore Ltd	6,793
86,575	e	Kurita Water Industries Ltd	3,106
383,221	*,e	Lam Research Corp	13,091
307,517		Larsen & Toubro Ltd	10,798
257,693	e	Lennox International, Inc	9,308
5,346,000		Lenovo Group Ltd	2,380
238,453	*,e	Lexmark International, Inc (Class A)	5,136
61,617	e	Lindsay Manufacturing Co	2,426
2,905,125		Lite-On Technology Corp	3,809
24,035	*,e	Logitech International S.A.	438
75,004		Lufkin Industries, Inc	3,989
157,000		Makino Milling Machine Co Ltd	605
166,867		Makita Corp	5,298
12,125		Manitou BF S.A.	198
394,841	e	Manitowoc Co, Inc	3,739
8,500		Mars Engineering Corp	313
38,000		Max Co Ltd	396
16,100		Melco Holdings, Inc	287
544,395		Melrose plc	1,610
75,854	e	Met-Pro Corp	735
75,403		Micron Machinery Co Ltd	865
431,646	*	Micros Systems, Inc	13,031
982,554		Micro-Star International Co Ltd	643
80,051	*,e	Middleby Corp	4,404

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

130	*	MidgardXXI, Inc	$0	^
1,057,622		Mitac International	462
3,886,063	e	Mitsubishi Heavy Industries Ltd	14,719
165,000	e	Mitsubishi Kakoki Kaisha Ltd	461
186,745		Modine Manufacturing Co	1,731
92,600	e	Mori Seiki Co Ltd	1,113
32,259		Nacco Industries, Inc (Class A)	1,938
210,000	e	Nachi-Fujikoshi Corp	475
109,176	*	NATCO Group, Inc (Class A)	4,834
60,462	*,e	Natural Gas Services Group, Inc	1,065
308,207	*,e	Netezza Corp	3,464
214,329	*,e	Netgear, Inc	3,933
51,000		Nidec Sankyo Corp	289
83,000	*,e	Nippon Thompson Co Ltd	471
12,800		Nitto Kohki Co Ltd	258
32,156	*	Nordex AG.	561
170,993	e	Nordson Corp	9,591
42,100	e	Noritz Corp	564
2,170,527	e	Northrop Grumman Corp	112,326
613,638	*,e	NTN Corp	2,543
6,047	*,e	OC Oerlikon Corp AG.	493
148,887	e	OCE NV	964
162,026	*	Oil States International, Inc	5,692
32,300		Oiles Corp	553
1,062,000	*,e	Oki Electric Industry Co Ltd	946
229,000		Okuma Holdings, Inc	1,153
4,074	e	Omega Flex, Inc	68
6,164		ONA S.A.	1,033
46,000	e	Organo Corp	350
87,000	e	OSG Corp	894
64,685	e	Outotec Oyj	2,058
13,368		Palfinger AG.	346
356,557		Pall Corp	11,510
2,159,095	*,e	Palm, Inc	37,633
37,804	*,e	PAR Technology Corp	241
82,356		Pason Systems, Inc	958
10,666		Pfeiffer Vacuum Technology AG.	876
27,741	e	Pinguely-Haulotte	286
945,379	e	Pitney Bowes, Inc	23,493
71,975	*,e	PMFG, Inc	926
40,937		Primoris Services Corp	295
1,248,898		PTT Aromatics & Refining PCL	912
1,079,290	*,e	Quantum Corp	1,360
4,131		R Stahl AG.	106
161,541	*,e	Rackable Systems, Inc	1,084
3,646	e	Rational AG.	511

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,727,430		Raytheon Co	$130,836
104,613	*,e	RBC Bearings, Inc	2,441
436,395		Realtek Semiconductor Corp	1,018
376,415		Rheinmetall AG.	22,286
54,676	*,e	Rimage Corp	934
31,900		Riso Kagaku Corp	399
333,304	*,e	Riverbed Technology, Inc	7,319
166,136		Robbins & Myers, Inc	3,901
10,500	e	Roland DG Corp	151
101,963	*,e	Safeguard Scientifics, Inc	1,119
1,852,310	*	SanDisk Corp	40,195
331,854	e	Sandvik AB	3,665
15,113		Sartorius AG.	270
101,136	e	Sauer-Danfoss, Inc	776
184,268	*,e	Scansource, Inc	5,218
43,542		Schindler Holding AG. (Reg)	3,067
234,680		Schindler Holding AG.	16,090
11,973	e	Schoeller-Bleckmann Oilfield Equipment AG.	574
10,695		Schulthess Group	638
193,729	*	Scientific Games Corp (Class A)	3,067
2,248,852	e	Seagate Technology, Inc	34,205
19,026	e	Seiko Epson Corp	285
113,304	*	Semitool, Inc	957
101,020		Service Point Solutions S.A.	194
562,210	*	Sevan Marine ASA	872
6,745,692		Shanghai Electric Group Co Ltd	3,255
1,172,411		Shanghai Zhenhua Port Machinery Co	920
84,666		ShawCor Ltd	2,290
29,000	e	Shibaura Mechatronics Corp	92
31,300	e	Shima Seiki Manufacturing Ltd	727
103,000	e	Shinko Electric Co Ltd	283
349,590		Shinmaywa Industries Ltd	1,371
131,263	*,e	Sigma Designs, Inc	1,907
37,937	*,e	Singulus Technologies	136
75,500		Sintokogio Ltd	575
1,283,842	e	SKF AB (B Shares)	20,165
61,673	e	SMC Corp	7,585
45,700	*	Sodick Co Ltd	103
70,058	e	Solarworld AG.	1,702
543,673	e	SPX Corp	33,311
82,028		Standex International Corp	1,627
64,200	e	Star Micronics Co Ltd	597
123,713	*,e	STEC, Inc	3,636
44,337		Sulzer AG.	3,829
626,561	*	Sumitomo Heavy Industries Ltd	3,057
156,474	*,e	Super Micro Computer, Inc	1,324

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,080,000	*	Superb Summit International Timber Co Ltd	$56
552,204		Swisslog Holding AG.	501
1,264,867		Synnex Technology International Corp	2,695
2,344,653		T RAD Co Ltd	6,034
67,006	*	T-3 Energy Services, Inc	1,320
576,186	e	Tadano Ltd	2,837
8,971		Taewoong Co Ltd	576
11,300		Takeuchi Manufacturing Co Ltd	113
2,565,315	e	Tat Hong Holdings Ltd	1,912
1,438,500	e	Techtronic Industries Co	1,193
103,333	*,e	Tecumseh Products Co (Class A)	1,171
20,900		Teikoku Piston Ring Co Ltd	99
140,921		Tennant Co	4,095
1,309,546	*	Teradata Corp	36,039
703,826	*	Terex Corp	14,590
2,960,977	e	Textron, Inc	56,200
779,108		Timken Co	18,255
242,406		Tokyo Electron Ltd	15,474
59,000	e	Tokyo Kikai Seisakusho Ltd	100
38,700	e	Tokyo Seimitsu Co Ltd	521
85,800		Topre Corp	799
27,200	e	Torishima Pump Manufacturing Co Ltd	445
162,134	e	Toro Co	6,448
6,373,388	e	Toshiba Corp	33,441
218,000	e	Toshiba Machine Co Ltd	804
595,932	*	Toyota Tsusho Corp	8,989
242,000	e	Tsubakimoto Chain Co	989
54,000		Tsugami Corp	103
4,196,745		Tutt Bryant Group Ltd	2,851
62,005		Twin Disc, Inc	773
1,531,244		Tyco International Ltd	52,797
110,564	*	Ultratech, Inc	1,463
12,300	e	Union Tool Co	393
496,727	*,e	Varian Medical Systems, Inc	20,927
454,425	*,e	VeriFone Holdings, Inc	7,221
743,294	*	Verigy Ltd	8,637
26,106	*,e	Vestas Wind Systems AS	1,887
26,243		Wacker Construction Equipment AG.	320
1,064	e	Wacom Co Ltd	2,535
1,007		Walter Meier AG.	87
265,065	e	Wartsila Oyj (B Shares)	10,620
134,961	e	Watsco, Inc	7,276
334,853		Weir Group plc	3,626
1,852,854	*	Western Digital Corp	67,686
52,956		Wincor Nixdorf AG.	3,410
2,600,588		Wistron Corp	4,837

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

299,447	e	Woodward Governor Co	$7,265
85,500	e	Yamatake Corp	1,924
154,288	e	Yokogawa Electric Corp	1,366
10,500		Yushin Precision Equipment Co Ltd	183
17,802		Zardoya Otis S.A.	386
186,198	*,e	Zebra Technologies Corp (Class A)	4,828
261		Zehnder Group AG.	295

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,794,812

INSTRUMENTS AND RELATED PRODUCTS - 2.55%
110,079	*,e	Abaxis, Inc	2,945
156,437	*,e	Abiomed, Inc	1,519
192,394	*,e	Accuray, Inc	1,251
288,861	e	Advantest Corp	8,013
535,473	*	Affymetrix, Inc	4,701
180,591	*	AGFA-Gevaert NV	994
1,193,299	*,e	Agilent Technologies, Inc	33,210
45,060		Alcon, Inc	6,248
331,985	*,e	Align Technology, Inc	4,721
1,269,742		Allergan, Inc	72,071
16,700		Aloka Co Ltd	162
154,822	*	Alphatec Holdings, Inc	712
488,293	*,e	American Medical Systems Holdings, Inc	8,262
68,360	e	American Science & Engineering, Inc	4,651
175,765	e	Amplifon S.p.A.	707
62,868	e	Analogic Corp	2,327
66,742	*	Anaren, Inc	1,135
119,774	*,e	Angiodynamics, Inc	1,650
103,000		Anritsu Corp	352
65,373	*	Argon ST, Inc	1,245
83,091	*,e	Aspect Medical Systems, Inc	995
7,436	e	Atrion Corp	1,074
263,220	*,e	ATS Medical, Inc	705
5,051		Audika	157
81,719	e	Badger Meter, Inc	3,162
581,045		Bard (C.R.), Inc	45,676
3,946,849		Baxter International, Inc	225,010
17,199,208	*	BB BIOVENTURES L.P.	1,813
319,651		Beckman Coulter, Inc	22,037
1,326,996		Becton Dickinson & Co	92,558
77,885	*	Bio-Rad Laboratories, Inc (Class A)	7,156
737,000	*,e	Biosensors International Group Ltd	324
17,920,889	*	Boston Scientific Corp	189,782
83,776	*,e	Bovie Medical Corp	658
815,226	*	Bruker BioSciences Corp	8,698
115,452	*,e	Cantel Medical Corp	1,739

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

131,742	*,e	Cardiac Science Corp	$527
119,731	*,e	CardioNet, Inc	805
656,566	*	CareFusion Corp	14,313
291,374	*,e	Cepheid, Inc	3,852
152,222	*,e	Clarient, Inc	641
185,376	e	Cochlear Ltd	10,918
119,316	*,e	Coherent, Inc	2,782
130,752		Cohu, Inc	1,773
2,921		Coloplast AS (Class B)	244
105,259	e	Compagnie Generale d’Optique Essilor International S.A.	5,999
165,104	*,e	Conmed Corp	3,165
41,344		Consort Medical plc	287
145,063	e	Cooper Cos, Inc	4,313
66,333	*,e	Cutera, Inc	574
208,351	*,e	Cyberonics, Inc	3,321
50,711	*,e	Cynosure, Inc (Class A)	591
1,833,679		Danaher Corp	123,443
113,070	*,e	Delcath Systems, Inc	555
457,580	e	Dentsply International, Inc	15,805
384,639	*,e	Depomed, Inc	1,681
227,585	*,e	DexCom, Inc	1,805
111,775	*,e	Dionex Corp	7,262
13,566		Draegerwerk AG.	520
53,270	*,e	DXP Enterprises, Inc	594
1,546,951	e	Eastman Kodak Co	7,394
99,471	*,e	Electro-Optical Sciences, Inc	953
124,748	e	Elekta AB (B Shares)	2,416
239,805	*	Endologix, Inc	1,484
547,539	*,e	EnteroMedics, Inc	2,623
129,401	*,e	ESCO Technologies, Inc	5,098
177,049	*	Esterline Technologies Corp	6,942
388,235	*	ev3, Inc	4,779
39,681	*,e	Exactech, Inc	625
23,863	*	Exfo Electro Optical Engineering, Inc	84
82,968	*,e	FARO Technologies, Inc	1,425
186,148	*	FEI Co	4,589
69,606	*,e	FGX International Holdings Ltd	971
751,268	e	Finmeccanica S.p.A.	13,280
1,123,108	*,e	Flir Systems, Inc	31,413
244,265	*,e	Formfactor, Inc	5,843
293,234	*,e	Fossil, Inc	8,343
184,949		Fresenius AG (Preference)	10,823
15,334		Fresenius SE	754
36,300		Furuno Electric Co Ltd	205
1,050,868	e	Garmin Ltd	39,660
156,903	e	Getinge AB (B Shares)	2,633

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

12,884,212	*,e	Golden Meditech Co Ltd	$2,128
1,291		Guerbet	204
165,696	*	Haemonetics Corp	9,299
120,881		Hamworthy plc	509
144,959	*	Hanger Orthopedic Group, Inc	2,011
121,943	*	Harvard Bioscience, Inc	462
77,466	*	Herley Industries, Inc	1,011
209,276	e	Hexagon AB (B Shares)	2,499
194,239		Hillenbrand, Inc	3,957
7,000		Hioki EE Corp	133
14,000		Hitachi Medical Corp	133
42,000		Hogy Medical Co Ltd	2,353
795,856	*,e	Hologic, Inc	13,004
61,005	*,e	Home Diagnostics, Inc	412
36,400	e	Horiba Ltd	945
82,339	*	ICU Medical, Inc	3,035
74,269	*,e	ICx Technologies, Inc	440
161,353	*,e	I-Flow Corp	1,838
122,025	*,e	II-VI, Inc	3,104
501,665	*,e	Illumina, Inc	21,321
3,023		Inficon Holding AG.	366
127,411	*,e	Insulet Corp	1,431
92,297	*	Integra LifeSciences Holdings Corp	3,152
206,239	*	Intuitive Surgical, Inc	54,086
241,458	e	Invacare Corp	5,380
972,812	e	Invensys plc	4,526
637,369	*,e	ION Geophysical Corp	2,244
130,575	*,e	IRIS International, Inc	1,475
185,241	*	ISTA Pharmaceuticals, Inc	826
149,398	*,e	Itron, Inc	9,582
171,246	*,e	Ixia	1,175
38,938	*	Jenoptik AG.	208
68,000	*,e	Jeol Ltd	305
121,026		Kaba Holding AG.	29,664
38,205	*,e	Kensey Nash Corp	1,106
35,050	e	Keyence Corp	7,489
517,551	e	Kla-Tencor Corp	18,559
408,464	*	Kopin Corp	1,961
13,642	*,e	K-Tron International, Inc	1,299
69,019	*,e	KVH Industries, Inc	689
372,934	*,e	L-1 Identity Solutions, Inc	2,607
67,630	*,e	LaBarge, Inc	761
141,355		Largan Precision Co Ltd	1,856
430,312		LG.Philips LCD Co Ltd	12,381
10,273	*,e	LifeWatch AG.	208
101,682		Luxottica Group S.p.A.	2,634

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,770	*	Lydall, Inc	$9
81,632	*,e	MAKO Surgical Corp	715
3,100		Mani, Inc	229
249,230	*,e	Masimo Corp	6,530
81,659	*,e	Measurement Specialties, Inc	834
102,658	*,e	Medical Action Industries, Inc	1,239
6,713,243		Medtronic, Inc	247,047
135,476	*	Merit Medical Systems, Inc	2,348
136,880	*,e	Mettler-Toledo International, Inc	12,400
27,300	e	Micronics Japan Co Ltd	486
78,393	*,e	Micrus Endovascular Corp	1,015
304,606	*	Millipore Corp	21,423
138,384	e	Mine Safety Appliances Co	3,807
271,091	*,e	MKS Instruments, Inc	5,229
84,493	e	Movado Group, Inc	1,228
22,167,242	*,a	MPM Bioventures II	9,297
97,519		MTS Systems Corp	2,849
5,100		Nakanishi, Inc	449
171,711	e	National Instruments Corp	4,744
143,030	*	Natus Medical, Inc	2,207
64,684	*,e	Neogen Corp	2,089
223,713	*,e	Newport Corp	1,960
37,201		Nice S.p.A.	161
30,900		Nidec Copal Corp	420
39,100	e	Nihon Kohden Corp	653
47,000		Nikkiso Co Ltd	408
360,990	e	Nikon Corp	6,603
798,485		Nippon Electric Glass Co Ltd	7,285
295,200		Nippon Signal Co Ltd	2,835
76,000	e	Nipro Corp	1,778
97,040		Nobel Biocare Holding AG.	3,212
33,900		Noritsu Koki Co Ltd	304
473,791	*,e	NuVasive, Inc	19,786
106,769	*,e	NxStage Medical, Inc	714
39,800		ODIM ASA	224
8,200	*,e	Ohara, Inc	134
87,236	*,e	Olympus Corp	2,313
132,977	*,e	Orthofix International NV	3,908
323,682	*,e	Orthovita, Inc	1,421
27,000	e	Osaki Electric Co Ltd	309
18,727	*,e	OYO Geospace Corp	484
92,520	*,e	Palomar Medical Technologies, Inc	1,500
402,000	*,e,m	Peace Mark Holdings Ltd	78
2,122,833		PerkinElmer, Inc	40,843
452,333	e	Phonak Holding AG.	45,613
224,124	*,e	Qiagen NV	4,756

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

128,571		Q-Med AB	$756
77,746	*,e	RAE Systems, Inc	86
42,062		Renishaw PLC	372
308,943	*,e	Resmed, Inc	13,964
200,015	*,e	ResMed, Inc (ADR)	916
49,263	*,e	Rochester Medical Corp	593
430,298	e	Rockwell Automation, Inc	18,331
686,965		Rockwell Collins, Inc	34,898
71,762	*,e	Rockwell Medical Technologies, Inc	558
142,437	*,e	Rofin-Sinar Technologies, Inc	3,270
316,792		Roper Industries, Inc	16,150
13,277	*	Roth & Rau AG.	506
160,500	*	Rudolph Technologies, Inc	1,188
6,096	e	SAES Getters S.p.A.	65
15,625		SAES Getters S.p.A. RSP	136
170,879	e	Safilo Group S.p.A.	150
99,135	e	Safran S.A.	1,858
46,467		Samsung Techwin Co Ltd	3,683
75,000	*,e	Seiko Holdings Corp	188
159,997	e	Shimadzu Corp	1,159
120,970	*,e	Sirona Dental Systems, Inc	3,599
4,254,176	*,a	Skyline Venture Fund II Ltd	1,076
961,029	*	Skyline Venture Fund III Ltd	419
118,971		Smith & Nephew plc	1,066
60,268	*,e	Somanetics Corp	972
3,360	*,e	Sonic Solutions, Inc	20
84,015	*,e	SonoSite, Inc	2,223
251,438	*	Sorin S.p.A.	423
181,713	*,e	Spectranetics Corp	1,165
139,506	e	Spectris plc	1,575
6,321		Sperian Protection	485
88,333		Spirax-Sarco Engineering PLC	1,475
1,251,549		Spirent Communications plc	1,745
1,361,866	*	St. Jude Medical, Inc	53,126
347,482	*,e	Star Scientific, Inc	323
148,050	*,e	Stereotaxis, Inc	660
362,041	e	STERIS Corp	11,024
7,329		Stratec Biomedical Systems	228
2,897	e	Straumann Holding AG.	750
2,046,202		Stryker Corp	92,959
90,000		Swatch Group AG.	21,199
6,665		Swatch Group AG. Reg	303
310,528	*,e	Symmetry Medical, Inc	3,220
57,864	*	Synovis Life Technologies, Inc	799
14,590		Synthes, Inc	1,758
61,900	e	Sysmex Corp	2,676

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,100	e	Tamron Co Ltd	$215
201,664		Techne Corp	12,614
196,699	*	Teledyne Technologies, Inc	7,079
526,505	*,e	Teradyne, Inc	4,870
194,260		Terumo Corp	10,691
5,580	*	Theragenics	9
1,805,182	*	Thermo Electron Corp	78,832
330,565	*,e	Thoratec Corp	10,006
175,286	*,e	TomTom NV	3,006
59,500	e	Topcon Corp	273
71,424	*,e	Trans1, Inc	344
362,499	*,e	Trimble Navigation Ltd	8,667
73,960	e	Ultra Electronics Holdings	1,582
14,879	e	Utah Medical Products, Inc	436
180,463	*	Varian, Inc	9,214
80,650	*,e	Vascular Solutions, Inc	667
237,049	*,e	Veeco Instruments, Inc	5,528
78,394	*,e	Vital Images, Inc	981
389,289	*,e	Vivus, Inc	4,068
287,313	*,e	Volcano Corp	4,833
504,416	*	Waters Corp	28,177
26,542	*	William Demant Holding	1,972
191,978	*,e	Wright Medical Group, Inc	3,429
4,018,772		Xerox Corp	31,105
44,068	*,e	X-Rite, Inc	89
27,174		Young Innovations, Inc	715
932,576	*	Zimmer Holdings, Inc	49,846
159,489	*	Zoll Medical Corp	3,432
89,930	*,e	Zygo Corp	610

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,412,556

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
1,407,952		AON Corp	57,291
23,148	e	April Group	976
378,453	e	Arthur J. Gallagher & Co	9,223
932,187		Brown & Brown, Inc	17,861
166,553	*,e	Crawford & Co (Class B)	734
44,898		Grupo Catalana Occidente S.A.	1,100
1,009,646		Hartford Financial Services Group, Inc	26,756
201,777	e	Jardine Lloyd Thompson Group plc	1,566
52,170	e	Life Partners Holdings, Inc	934
2,118,285		Marsh & McLennan Cos, Inc	52,385
1,162,299		Millea Holdings, Inc	33,665
51,887	e	MLP AG.	602
18,060		Morneau Sobeco Income Fund	150
250,813	*,e	National Financial Partners Corp	2,187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,412,178		QBE Insurance Group Ltd	$51,200
588,767	e	Unipol Gruppo Finanziario S.p.A.	893
24,368		White Mountains Insurance Group Ltd	7,481

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	265,004

INSURANCE CARRIERS - 3.61%
1,998,412		ACE Ltd	106,836
65,808		Aditya Birla Nuvo Ltd	1,303
5,495,162		Admiral Group plc	101,609
1,366,432	*	Aegon NV	11,599
2,232,959	e	Aetna, Inc	62,143
4,250,893		Aflac, Inc	181,684
361,000		Aioi Insurance Co Ltd	1,842
170,201		Aksigorta AS	608
93,277		Alleanza Assicurazioni S.p.A	842
17,122	*	Alleghany Corp	4,435
295,891		Allianz AG.	36,965
405,541		Allied World Assurance Holdings Ltd	19,438
1,902,353		Allstate Corp	58,250
15,480	*	Alm Brand AS	367
1,571,037	e	Ambac Financial Group, Inc	2,639
40,100	*,e	American Caresource Holdings, Inc	175
323,999	e	American Equity Investment Life Holding Co	2,274
1,136,718		American Financial Group, Inc	28,986
347,955	e	American International Group, Inc	15,348
50,982	e	American National Insurance Co	4,344
48,871	e	American Physicians Capital, Inc	1,408
29,851	e	American Physicians Service Group, Inc	688
63,623	*,e	American Safety Insurance Holdings Ltd	1,005
370,232	*	AMERIGROUP Corp	8,208
107,360	*	Amerisafe, Inc	1,852
674,425	e	Amlin plc	4,133
3,313,563		AMP Ltd	19,059
125,777		Amtrust Financial Services, Inc	1,435
441,980	*	Arch Capital Group Ltd	29,851
182,155	*	Argo Group International Holdings Ltd	6,135
617,374		Aspen Insurance Holdings Ltd	16,342
245,479		Assicurazioni Generali S.p.A.	6,728
638,728		Assurant, Inc	20,478
559,133		Assured Guaranty Ltd	10,858
4,594,327		Aviva plc	32,901
758,781		AXA Asia Pacific Holdings Ltd	2,925
1,927,725		AXA S.A.	52,187
2,537,638		Axis Capital Holdings Ltd	76,586
47,018	e	Baldwin & Lyons, Inc (Class B)	1,103
115,394		Baloise Holding AG.	11,024

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,176,404		Beazley plc	$2,218
478,208		Brit Insurance Holdings plc	1,558
243,004	*	Catalyst Health Solutions, Inc	7,084
466,502	e	Catlin Group Ltd	2,620
321,971	*	Centene Corp	6,098
657,052		Chaucer Holdings PLC	507
108,499		Chesnara plc	293
893,308	*,e	China Insurance International Holdings Co Ltd	2,392
11,244,119	e	China Life Insurance Co Ltd	48,966
1,614,048		Chubb Corp	81,364
1,438,887		Cigna Corp	40,418
513,190	e	Cincinnati Financial Corp	13,338
179,784	*,e	Citizens, Inc (Class A)	1,140
84,183	e	CNA Financial Corp	2,032
85,392	*	CNA Surety Corp	1,383
126,243		CNP Assurances	12,863
1,032,557	*,e	Conseco, Inc	5,431
220,618	e	Corp Mapfre S.A.	987
265,774		Delphi Financial Group, Inc (Class A)	6,014
465,699		Discovery Holdings Ltd	1,810
69,290	e	Donegal Group, Inc (Class A)	1,070
91,747		Dongbu Insurance Co Ltd	2,815
35,560	e	Eastern Insurance Holdings, Inc	339
35,483	e	EMC Insurance Group, Inc	750
260,812	e	Employers Holdings, Inc	4,037
232,503	e	Endurance Specialty Holdings Ltd	8,479
79,435	*	Enstar Group Ltd	4,946
104,491	e	Erie Indemnity Co (Class A)	3,914
19,265		Euler Hermes S.A.	1,652
261,524		Everest Re Group Ltd	22,936
47,549	e	Fairfax Financial Holdings Ltd	17,664
23,117		FBD Holdings plc	257
76,288	e	FBL Financial Group, Inc (Class A)	1,482
716,076		Fidelity National Title Group, Inc (Class A)	10,798
138,746	*,e	First Acceptance Corp	375
287,424	e	First American Corp	9,304
112,786		First Mercury Financial Corp	1,502
198,429		Flagstone Reinsurance Holdings Ltd	2,238
14,395	e	Fondiaria-Sai S.p.A	303
40,752	*	Fpic Insurance Group, Inc	1,367
517,250		Friends Provident Group plc	688
436,000	e	Fuji Fire & Marine Insurance Co Ltd	515
2,198,894		Genworth Financial, Inc (Class A)	26,277
353,181	e	Great-West Lifeco, Inc	8,761
139,136	*,e	Greenlight Capital Re Ltd (Class A)	2,616
62,787	*	Hallmark Financial Services	505

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

107,061	*	Hannover Rueckversicherung AG.	$4,908
189,136		Hanover Insurance Group, Inc	7,817
87,469	e	Harleysville Group, Inc	2,768
673,298		HCC Insurance Holdings, Inc	18,415
320,690	*	Health Net, Inc	4,939
290,331	*	Healthspring, Inc	3,557
8,903		Helvetia Holding AG.	2,990
491,399		Hiscox Ltd	2,705
241,608		Horace Mann Educators Corp	3,375
47,000	*	Hulic Co Ltd	348
1,077,862	*,e	Humana, Inc	40,204
30,032	e	Independence Holding Co	177
117,494		Industrial Alliance Insurance and Financial Services, Inc	3,217
91,134		Infinity Property & Casualty Corp	3,871
107,619		ING Canada, Inc	3,406
2,279,762	e	Insurance Australia Group Ltd	7,602
397,328	*	Irish Life & Permanent plc	3,268
127,918		Just Retirement plc	153
26,056	e	Kansas City Life Insurance Co	811
62,519	*	KBC Groep NV	3,140
58,861		Kingsway Financial Services, Inc	251
702,025	*,e	Leucadia National Corp	17,354
140,682		Liberty Holdings Ltd	1,273
1,311,585		Lincoln National Corp	33,983
1,203,356		Loews Corp	41,215
316,291		Maiden Holdings Ltd	2,299
2,506,436	e	Manulife Financial Corp	52,673
30,223	*,e	Markel Corp	9,968
670,858		Max Re Capital Ltd	14,336
399,300	*,e	MBIA, Inc	3,099
344,322		Meadowbrook Insurance Group, Inc	2,548
291,249	e	Mediolanum S.p.A.	2,027
26,677	e	Mercer Insurance Group, Inc	482
81,051	e	Mercury General Corp	2,932
2,615,637		Metlife, Inc	99,577
196,824	*,e	Metropolitan Health Networks, Inc	429
706,238	*,e	MGIC Investment Corp	5,233
238,361		Milano Assicurazioni S.p.A.	844
32,863		Milano Assicurazioni S.p.A. (RSP)	116
932,000	*	Ming An Holdings Co Ltd	241
692,968		Mitsui Sumitomo Insurance Group Holdings, Inc	19,107
82,123	*,e	Molina Healthcare, Inc	1,699
456,161	e	Montpelier Re Holdings Ltd	7,445
647,249	e	Muenchener Rueckver AG.	103,268
31,023	e	National Interstate Corp	543
11,818	e	National Western Life Insurance Co (Class A)	2,080

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,867	*	Navigators Group, Inc	$3,953
1,871,000		Nipponkoa Insurance Co Ltd	11,714
510,873		Nissay Dowa General Insurance Co Ltd	2,612
131,302		Novae Group plc	713
33,230		NYMAGIC, Inc	574
51,182	e	Odyssey Re Holdings Corp	3,317
4,630,629		Old Mutual plc	7,400
793,353		Old Republic International Corp	9,663
71,779	e	OneBeacon Insurance Group Ltd (Class A)	986
1,121,000		Pacific Century Regional Developments Ltd	183
921,922		PartnerRe Ltd	70,933
643,463	e	Phoenix Cos, Inc	2,091
3,136,000	*,e	PICC Property & Casualty Co Ltd	2,157
1,681,000		Ping An Insurance Group Co of China Ltd	13,339
284,645		Platinum Underwriters Holdings Ltd	10,202
218,088	*	PMA Capital Corp (Class A)	1,241
412,664	e	PMI Group, Inc	1,754
643,372	e	Power Corp Of Canada	17,595
343,583	e	Power Financial Corp	9,900
197,399		Premafin Finanziaria S.p.A.	311
106,789	e	Presidential Life Corp	1,106
141,166	*,e	Primus Guaranty Ltd	603
2,536,841		Principal Financial Group	69,484
175,121	*	ProAssurance Corp	9,140
3,299,375		Progressive Corp	54,704
290,536		Protective Life Corp	6,223
4,178,607		Prudential Financial, Inc	208,555
6,027,692		Prudential plc	57,943
459,586		Radian Group, Inc	4,862
116,430	*,e	RadNet, Inc	302
224,986	e	Reinsurance Group of America, Inc (Class A)	10,034
836,881		RenaissanceRe Holdings Ltd	45,828
92,323	e	RLI Corp	4,873
4,769,431		Royal & Sun Alliance Insurance Group plc	10,199
83,452		Safety Insurance Group, Inc	2,747
451,848		Sampo Oyj (A Shares)	11,379
48,274		Samsung Fire & Marine Insurance Co Ltd	9,874
2,883,712		Sanlam Ltd	7,873
15,238		Schweizerische National-Versicherungs-Gesellschaft	451
448,178		SCOR	12,251
132,568	*,e	SeaBright Insurance Holdings, Inc	1,514
333,532		Selective Insurance Group, Inc	5,246
226,038	*	SNS Reaal	1,822
47,503		Societa Cattolica di Assicurazioni SCRL	1,653
1,627,322		Sompo Japan Insurance, Inc	10,950
5,221		Sony Financial Holdings, Inc	15,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

205,111	e	St. James’s Place plc	$855
315,916	e	Stancorp Financial Group, Inc	12,754
524,142		Standard Life plc	1,834
96,816		State Auto Financial Corp	1,736
116,975		Stewart Information Services Corp	1,447
842,073	e	Storebrand ASA	5,139
1,114,764		Sun Life Financial, Inc	34,932
27,077		Swiss Life Holding	3,203
819,565		Swiss Reinsurance Co	36,996
247,879	e	T&D Holdings, Inc	6,710
4,827	*,e	Topdanmark AS	730
408,596	e	Torchmark Corp	17,745
204,821	e	Tower Group, Inc	4,996
176,966		Tower Ltd	213
287,512		Transatlantic Holdings, Inc	14,424
3,666,501		Travelers Cos, Inc	180,503
117,034	*,e	Triple-S Management Corp (Class B)	1,963
5,494	e	TrygVesta A.S.	420
218,619	*,e	United America Indemnity Ltd (Class A)	1,616
132,018		United Fire & Casualty Co	2,363
6,292,086		UnitedHealth Group, Inc	157,555
134,584		Unitrin, Inc	2,623
180,389	*,e	Universal American Financial Corp	1,699
83,230		Universal Insurance Holdings, Inc	419
1,669,864	e	UnumProvident Corp	35,802
633,979		Validus Holdings Ltd	16,357
21,719		Vittoria Assicurazioni S.p.A.	133
677,330		W.R. Berkley Corp	17,123
447,597	*,e	WellCare Health Plans, Inc	11,033
3,835,868	*	WellPoint, Inc	181,668
5,341		Wesco Financial Corp	1,738
99,822	e	Wiener Staedtische Allgemeine Versicherung AG.	5,697
1,994,478	e	XL Capital Ltd (Class A)	34,824
210,341	e	Zenith National Insurance Corp	6,500
37,912		Zurich Financial Services AG.	9,018

		TOTAL INSURANCE CARRIERS	3,411,414

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
69,094	*,e	China Fire & Security Group, Inc	1,327
739,244	*	Corrections Corp of America	16,743
258,931	*	Geo Group, Inc	5,223
3,556,000	*,e	PAN Fish ASA	2,581

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	25,874

LEATHER AND LEATHER PRODUCTS - 0.16%
162,970		Adidas-Salomon AG.	8,626

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,165,381		Coach, Inc	$71,283
642,317	*	CROCS, Inc	4,271
127,826	*,e	Genesco, Inc	3,077
83,128	e	Geox S.p.A.	720
381,011	*,e	Iconix Brand Group, Inc	4,751
395,751	e	LVMH Moet Hennessy Louis Vuitton S.A.	39,803
2,645,814		Pou Chen Corp	1,712
107,001	*	Steven Madden Ltd	3,939
243,878	*	Timberland Co (Class A)	3,395
9,816		Tod’s S.p.A.	671
34,418	e	Weyco Group, Inc	788
263,836		Wolverine World Wide, Inc	6,554
430,078	e	Yue Yuen Industrial Holdings	1,193

		TOTAL LEATHER AND LEATHER PRODUCTS	150,783

LEGAL SERVICES - 0.02%
442,128	*,e	FTI Consulting, Inc	18,839
45,251	*,e	Pre-Paid Legal Services, Inc	2,299

		TOTAL LEGAL SERVICES	21,138

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
287,680	e	Arriva PLC	2,301
19,499	e	Brisa-Auto Estradas de Portugal S.A.	192
357,923		ComfortDelgro Corp Ltd	409
77,156	*	Emergency Medical Services Corp (Class A)	3,588
66,170		Go-Ahead Group PLC	1,500
293,964	e	Keihin Electric Express Railway Co Ltd	2,492
774,625	e	Keisei Electric Railway Co Ltd	5,142
215,165	e	National Express Group plc	1,644
871,000		SMRT Corp Ltd	1,039

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	18,307

LUMBER AND WOOD PRODUCTS - 0.03%
59,804	e	American Woodmark Corp	1,157
14,588		Asian Bamboo AG.	402
83,000	e	Daiken Corp	221
51,595	e	Deltic Timber Corp	2,362
572,520	*,e	Louisiana-Pacific Corp	3,819
753,013	e	MFI Furniture plc	953
196,361	e	Nobia AB	1,079
31,354	e	Pfleiderer AG.	378
656,185	*	Sino-Forest Corp	10,363
36,023	e	Skyline Corp	813
52,382	e	Sonae Industria SGPS S.A.	194
103,000		Takara Standard Co Ltd	620
113,054	e	Universal Forest Products, Inc	4,461

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

35,062		West Fraser Timber Co Ltd	$892

		TOTAL LUMBER AND WOOD PRODUCTS	27,714

METAL MINING - 2.00%
310,846	e	Aditya Birla Minerals Ltd	351
139,619		African Rainbow Minerals Ltd	2,788
180,272	e	Agnico-Eagle Mines Ltd	12,192
258,170	*	Alamos Gold, Inc	2,271
280,058	*,e	Allied Nevada Gold Corp	2,742
399,714	e	Alumina Ltd	645
406,371	*	Andean Resources Ltd	825
5,762,605		Anglo American plc	183,547
117,795		Anglo Platinum Ltd	10,459
396,412		AngloGold Ashanti Ltd	15,910
967,403		Antofagasta plc	11,742
612,314	e	Aquarius Platinum Ltd	2,787
86,330	*,e	Aquiline Resources, Inc	355
313,327	*,e	Atlas Iron Ltd	448
58,894	*	Aura Minerals, Inc	154
214,897	*,e	Aurizon Mines Ltd	943
212,859	*	Avoca Resources Ltd	279
363,274	*	Avocet Mining plc	434
2,465,608		Barrick Gold Corp	93,447
1,698,054		Barrick Gold Corp (Canada)	64,297
5,715,024		BHP Billiton Ltd	190,228
3,436,953		BHP Billiton plc	93,817
379,000	e	Boliden AB	4,072
480,944		Cameco Corp	13,346
81,214		CAP S.A.	2,093
209,400	*	Capstone Mining Corp	575
92,102	*,e	Centerra Gold, Inc	627
2,247,974	*	Central African Mining & Exploration Co plc	701
986,563	e	Cleveland-Cliffs, Inc	31,925
415,635	*,e	Coeur d’Alene Mines Corp	8,521
2,204,669		Companhia Vale do Rio Doce	51,259
816,484	e	Companhia Vale do Rio Doce (ADR)	18,885
2,794,976		Companhia Vale do Rio Doce (Preference)	57,742
24,801		Compania de Minas Buenaventura S.A.	869
218,400		Compania de Minas Buenaventura S.A. (ADR) (Series B)	7,690
161,507	*	Consolidated Thompson Iron Mines Ltd	828
72,400	*	Corriente Resources, Inc	458
313,273	*	Crystallex International Corp	80
539,379	*	Deep Yellow Ltd	157
358,108	*,e	Denison Mines Corp	666
47,632	*	Detour Gold Corp	589
166,308		Dominion Mining Ltd	541

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

874,885	*	Eastern Platinum Ltd	$474
305,515	*	ECU Silver Mining, Inc	157
691,897	*,e	Eldorado Gold Corp	7,858
495,792	e	Energy Resources of Australia Ltd	11,027
801,053	*	Equinox Minerals Limited	2,589
1,487,768		Eurasian Natural Resources Corp	20,840
210,598	*	European Goldfields Ltd	980
100,472	*,e	Extract Resources Ltd	807
264,338		Ferrexpo plc	621
127,607	e	First Quantum Minerals Ltd	8,343
112,337	*	FNX Mining Co, Inc	984
80,152	*	Forsys Metals Corp	273
253,444		Franco-Nevada Corp	6,649
2,144,795		Freeport-McMoRan Copper & Gold, Inc (Class B)	147,154
321,069		Fresnillo plc	3,961
114,117	*,e	Fronteer Development Group, Inc	492
258,775	*	GABRIEL RESOURCES LTD	522
170,672	*	Gammon Gold, Inc	1,460
537,528	*	Gindalbie Metals Ltd	408
854,664		Gold Fields Ltd	11,548
385,000		Gold Fields Ltd (ADR)	5,305
1,456,929		Goldcorp, Inc	58,487
315,938	*	Golden Star Resources Ltd	1,077
356,155	*	GREAT BASIN GOLD LTD	546
56,742	*	Guyana Goldfields, Inc	225
540,793		Harmony Gold Mining Co Ltd	5,759
1,218,013	*	Hecla Mining Co	5,347
1,271,000	*,e	Hidili Industry International Development Ltd	1,189
284,907	*	Highland Gold Mining Ltd	360
114,996		Hochschild Mining plc	575
247,792	*	HudBay Minerals, Inc	2,986
638,626		IAMGOLD Corp	9,025
532,475	*,e	Iluka Resources Ltd	1,870
708,632		Impala Platinum Holdings Ltd	16,508
151,998	e	Independence Group NL	610
163,168		Inmet Mining Corp	9,138
466,996	*,e	Ivanhoe Mines Ltd	6,002
655,422	*	Kagara Zinc Ltd	564
251,804		Kazakhmys plc	4,322
109,240		Kingsgate Consolidated Ltd	784
839,905		Kinross Gold Corp	18,302
56,338	*,e	Kirkland Lake Gold, Inc	484
19,754		Korea Zinc Co Ltd	2,942
43,800		Labrador Iron Ore Royalty Income Fund	1,499
136,400	*,e	Lake Shore Gold Corp	366
38,846		Lonmin PLC	1,039

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

617,017	*,e	Lundin Mining Corp	$2,080
693,477	*	Lynas Corp Ltd	551
900,710	e	Macmahon Holdings Ltd	544
39,469	*,e	MAG. Silver Corp	230
210,965	*	Medusa Mining Ltd	607
200,000	*	Mega Uranium Ltd	217
552,590	e	Minara Resources Ltd	470
391,547	e	Mincor Resources NL	857
63,097	*,e	Minefinders Corp	619
92,532		Mineral Resources Ltd	496
366,585	*,e	Mirabela Nickel Ltd	899
862,269	*	MMC Norilsk Nickel (ADR)	10,692
208,052	*	MMC Norilsk Nickel (ADR) (London)	2,601
999,768	*,e	Mount Gibson Iron Ltd	970
353,196	*,e	Murchison Metals Ltd	483
460,241	*,e	New Gold, Inc	1,758
1,091,240		Newcrest Mining Ltd	30,710
2,212,933		Newmont Mining Corp	97,413
75,222	*,e	North American Palladium Ltd	209
241,533		Northam Platinum Ltd	1,061
81,863	*	Northern Dynasty Minerals	609
108,656	*	Northern Iron Ltd	165
426,558	*	Northgate Minerals Corp	1,151
166,449	*,e	Novagold Resources, Inc	855
102,558	f	Novolipetsk Steel (GDR)	2,610
189,811	e	Nyrstar	2,300
536,172	e	Orica Ltd	11,116
265,074	*,e	Osisko Mining Corp	1,971
1,246,800		Oxiana Ltd	1,254
1,042,776	*,e	Paladin Resources Ltd	4,140
113,250	*	PAN American Silver Corp	2,600
9,895,065	*,e	Pan Australian Resources Ltd	4,277
325,827	*,e	Paramount Gold and Silver Corp	446
418,955	*,e	Patriot Coal Corp	4,927
162,305	e	Peter Hambro Mining PLC	2,349
261,454	*,e	Platinum Australia Ltd	204
96,017	*,f	Polymetal (ADR)	759
79,870		Polyus Gold Co (ADR)	1,822
86,402	e	Polyus Gold Co (ADR) (London)	1,967
3,612,000		PT Aneka Tambang Tbk	916
14,554,900		PT International Nickel Indonesia Tbk	6,250
118,191	*,e	Quadra Mining Ltd	1,606
223,719		Quest Capital Corp	238
58,661	e	Randgold Resources Ltd	4,102
386,647	*	Red Back Mining, Inc	4,344
468,189	*,e	Resolute Mining Ltd	258

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,356,475	e	Rio Tinto Ltd	$70,891
4,975,877		Rio Tinto plc	212,206
292,235	*	Rosetta Resources, Inc	4,293
136,821		Royal Gold, Inc	6,239
351,128		Sally Malay Mining Ltd	774
445,200	*	SEMAFO, Inc	1,181
403,232		Sesa Goa Ltd	2,227
151,284	*,e	ShengdaTech, Inc	962
612,654		Sherritt International Corp	4,383
75,442	*,e	Silver Standard Resources, Inc	1,626
373,267	*	Silver Wheaton Corp	4,738
223,051	e	Silvercorp Metals, Inc	1,062
294,365	*,e	Sino Gold Mining Ltd	1,750
932,113	e	Southern Copper Corp	28,606
30,899		Southern Copper Corp	949
1,437,352	*	St Barbara Ltd	342
232,587	*	Stillwater Mining Co	1,563
2,320,000		Straits Asia Resources Ltd	3,508
11,012	e	Sumitomo Titanium Corp	315
1,685,296	*	Sundance Resources Ltd	216
90,754	*,e	Tanzanian Royalty Exploration Corp	259
265,859	*	Taseko Mines Ltd	705
848,203		Teck Cominco Ltd	23,371
202,445	*,e	Thompson Creek Metals Co, Inc	2,445
246,803		Tricorona AB	297
164,580	*,e	Uex Corp	180
236,062	*,e	Uranerz Energy Corp	541
570,252	*,e	Uranium One, Inc	1,369
505,451	*	US Gold Corp	1,461
21,842		Vedanta Resources plc	664
133,630	*	Western Areas NL	574
405,590		Xstrata plc	5,980
847,379		Yamana Gold, Inc	9,118
4,847,500		Zijin Mining Group Co Ltd	4,760

		TOTAL METAL MINING	1,891,001

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
113,753	e	Aalberts Industries NV	1,530
35,700		Aderans Co Ltd	509
17,300		Alpen Co Ltd	315
70,278	e	Amer Sports Oyj (A Shares)	609
62,872		Armstrong World Industries, Inc	2,167
36,073	e	Blyth, Inc	1,397
310,688	e	Bulgari S.p.A.	2,401
367,533	e	Callaway Golf Co	2,797
268,000		Chen Hsong Holdings	83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

290,000		Chow Sang Sang Hldg	$248
1,350,986		Citic Pacific Ltd	3,547
916,919		Compagnie Financiere Richemont S.A.	25,907
93,000		Daiwa Seiko, Inc	120
171,748	e	Daktronics, Inc	1,472
60,000		Denki Kogyo Co Ltd	308
46,013		Folli-Follie S.A.	1,106
1,450		Forbo Holding AG.	393
694,833		Futuris Corp Ltd	147
1,427,254	e	Hasbro, Inc	39,606
222,161	e	Hills Industries Ltd	376
1,804,000		Hutchison Harbour Ring Ltd	133
31,835		Indutrade AB	620
124,494	*,e	Intrepid Potash, Inc	2,937
169,085	*,e	Jakks Pacific, Inc	2,421
17,400	*	Japan Cash Machine Co Ltd	170
1,769,995	e	Jarden Corp	49,683
130,270		JUMBO S.A.	1,716
194,110	*,e	Leapfrog Enterprises, Inc	798
246,000		Luk Fook Holdings International Ltd	125
75,371	e	Marine Products Corp	417
1,314,296		Mattel, Inc	24,262
7,135,397		Ming Fung Jewellery Group Ltd	792
21,900		Mitsubishi Pencil Co Ltd	270
92,000		Mizuno Corp	442
136,556	e	Namco Bandai Holdings, Inc	1,398
2,990	*	Nautilus, Inc	5
38,239	e	Oil-Dri Corp of America	554
10,424,857		Playmates Holdings Ltd	3,269
103,386	*	RC2 Corp	1,473
26,666	*	RHI AG.	762
23,600		Roland Corp	269
1,070	*	Russ Berrie & Co, Inc	7
128,000		Ryobi Ltd	406
119,790	e	Sankyo Co Ltd	7,500
37,000		Sato Corp	504
384,422	*,e	Shuffle Master, Inc	3,621
51,664		Societe BIC S.A.	3,674
158		SRI Sports Ltd	155
46,264	*,e	Steinway Musical Instruments, Inc	549
93,400		Tomy Co Ltd	772
470,000		Win Hanverky Holdings Ltd	58
158,955		Yamaha Corp	1,881

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	196,681

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

MISCELLANEOUS REPAIR SERVICES - 0.00%**
6,800		Nichiden Corp	$205

		TOTAL MISCELLANEOUS REPAIR SERVICES	205

MISCELLANEOUS RETAIL - 1.27%
147,179	*,e	1-800-FLOWERS.COM, Inc (Class A)	508
1,515,500	e	Alibaba.com Ltd	3,520
104,622	*	ALLION HEALTHCARE, Inc	612
2,005,665	*	Amazon.com, Inc	187,248
16,400	*,e	Asahi Co Ltd	317
113,277		Avenir Telecom	227
40,788		Axis Communications AB	431
349,592	e	Barnes & Noble, Inc	7,768
23,916		BayWa AG.	876
40,550	e	Belluna Co Ltd	172
126,001	e	Big 5 Sporting Goods Corp	1,903
45,199		BIM Birlesik Magazalar AS	1,843
62,523	*,e	Blue Nile, Inc	3,884
22,633	e	Books-A-Million, Inc	273
271,687	*,e	Borders Group, Inc	845
77,424	*,e	Build-A-Bear Workshop, Inc	377
271,075	*	Buongiorno SpA	590
8,900,000		C&O Pharmaceutical Technology Holdings Ltd	1,643
237,227	*,e	Cabela’s, Inc	3,165
172,378	e	Cash America International, Inc	5,199
499,000		Chemoil Energy Ltd	279
3,470,000	*	China WindPower Group Ltd	304
2,528,000	*	CK Life Sciences International Holdings, Inc	129
288,738	*,e	CKX, Inc	1,937
19,860		cocokara fine HOLDINGS, Inc	436
320,933	*,e	Coldwater Creek, Inc	2,632
10,400		Cosmos Pharmaceutical Corp	273
10,710,819		CVS Corp	382,804
126,581		DCC plc	3,268
504,898	*,e	Dick’s Sporting Goods, Inc	11,310
504,355	*,e	Dollar Tree, Inc	24,552
27,294	e	Douglas Holding AG.	1,248
149	e	Dr Ci:Labo Co Ltd	305
477,687	*,e	Drugstore.Com	1,161
244,409	*	Ezcorp, Inc (Class A)	3,339
60,009	*,e	Fuqi International, Inc	1,757
4,522,237		Game Group PLC	11,542
7,666	*,e	Gander Mountain Co	39
6,800		Growell Holdings Co Ltd	162
80,090	*	Grupa Lotos S.A.	683
135,060	*,e	GSI Commerce, Inc	2,608
22,965		Hellenic Duty Free Shops S.A.	228

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

142,682	*,e	Hibbett Sports, Inc	$2,601
1,654,988		Home Retail Group	7,192
307,114	*,e	HSN, Inc	5,000
6,550,279		Hutchison Whampoa Ltd	47,288
103,000		Itochu Enex Co Ltd	600
139,919		Jean Coutu Group PJC, Inc/The	1,247
174,284	e	JJB Sports plc	90
146,489	*,e	Jo-Ann Stores, Inc	3,930
149,681	*	Kirkland’s, Inc	2,133
31,500		Liquor Stores Income Fund	447
65,700	e	Majestic Wine plc	231
317,801	*,e	Marvel Entertainment, Inc	15,769
25,500	*,e	Megane TOP Co Ltd	483
447,788	e	Metro AG.	25,326
48,800		Mitsuuroko Co Ltd	352
309,218		MSC Industrial Direct Co (Class A)	13,476
79		MTI Ltd	214
223,161	e	N Brown Group plc	877
36,300	e	Nippon Gas Co Ltd	611
38,000	e	Nissen Holdings Co Ltd	123
148,004	e	Nutri/System, Inc	2,259
1,903,333	*,e	Office Depot, Inc	12,600
394,550	*,e	OfficeMax, Inc	4,963
24,000		Okuwa Co Ltd	265
1,004,912		Origin Energy Ltd	14,468
9,300		Otsuka Kagu Ltd	98
70,281	*,e	Overstock.com, Inc	1,031
27,000	e	Paris Miki, Inc	253
1,585,000	e	Parkson Retail Group Ltd	2,348
66,308	*	PC Connection, Inc	361
67,259	*,e	PC Mall, Inc	461
758,705	e	Petsmart, Inc	16,502
193,068	*,e	Priceline.com, Inc	32,015
110,553	e	Pricesmart, Inc	2,073
4,338,250	*,e	Rite Aid Corp	7,115
1,404,000		SA SA International Holdings Ltd	612
35,600	e	Senshukai Co Ltd	254
263,820	e	Shoppers Drug Mart Corp	10,827
145,877	*,e	Shutterfly, Inc	2,426
322,923		Signet Jewelers Ltd	8,503
99,412		Signet Jewelers Ltd (London)	2,629
61,000		Sinanen Co Ltd	326
62,810	*,e	Stamps.com, Inc	581
3,323,157		Staples, Inc	77,164
71,300	e	Sugi Pharmacy Co Ltd	1,513
44,100	e	Sundrug Co Ltd	1,194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,206	e	Systemax, Inc	$742
21,041		Takkt AG.	265
351		Telepark Corp	563
380,453	e	Tiffany & Co	14,659
16,500	*	Tsuruha Holdings, Inc	687
201,203		Tsutsumi Jewelry Co Ltd	4,685
4,204,432		Walgreen Co	157,539
305,667		WH Smith plc	2,203
190,364	e	World Fuel Services Corp	9,151
34,000		Xebio Co Ltd	801
124,420	*,e	Zale Corp	890
101,053	*,e	Zumiez, Inc	1,658

		TOTAL MISCELLANEOUS RETAIL	1,197,071

MOTION PICTURES - 0.56%
81,912	*	Ascent Media Corp (Series A)	2,097
124,213		Astral Media, Inc	3,840
167,543	*	Avid Technology, Inc	2,361
5,900,000	*	Big Media Group Ltd	75
55,928	*,e	Carmike Cinemas, Inc	565
197,190	e	Cinemark Holdings, Inc	2,043
79,600		Cineplex Galaxy Income Fund	1,190
125,800	e	Culture Convenience Club Co Ltd	818
942,446	*,e	Discovery Communications, Inc (Class A)	27,227
1,311,362	*	Discovery Communications, Inc (Class C)	34,135
496,213	*	DreamWorks Animation SKG, Inc (Class A)	17,650
86,363	*	EM.Sport Media AG.	255
805,000	*	eSun Holdings Ltd	124
88,454	*,e	Gaiam, Inc (Class A)	617
755,666	e	HMV Group plc	1,267
9,652		Kinepolis	405
379,315	*,e	Macrovision Solutions Corp	12,745
2,850,000		Major Cineplex Group PCL (Thailand)	717
1,785,300		Major Cineplex Group PCL	449
217,015	e	National CineMedia, Inc	3,683
174,928	e	News Corp (ADR)	2,483
11,308,053		News Corp (Class A)	135,584
242,783	e	Regal Entertainment Group (Class A)	2,991
46,767	*,e	Rentrak Corp	835
81,000	e	Shochiku Co Ltd	710
9,173,203	e	Time Warner, Inc	264,005
115,000		Toei Animation Co Ltd	1,773
63,000		Toei Co Ltd	355
91,557		Toho Co Ltd	1,551
24,900		Tohokushinsha Film Corp	142
559,077	*,e	tw telecom inc (Class A)	7,520

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

111,700	*	Vertice Trescientos Sesenta Grados S.A.	$67

		TOTAL MOTION PICTURES	530,279

NONDEPOSITORY INSTITUTIONS - 0.95%
29,709		Aareal Bank AG.	711
34,657	e	Acom Co Ltd	534
327,828		Advance America Cash Advance Centers, Inc	1,836
205,646	e	Aeon Credit Service Co Ltd	2,071
778,303		Aeon Thana Sinsap Thailand PCL	745
213,425	e	Aiful Corp	250
1,541,966	e	American Capital Ltd	4,981
4,412,381		American Express Co	149,579
345,821	*,e	AmeriCredit Corp	5,461
882,027		Apollo Investment Corp	8,423
793,000	f	ARA Asset Management Ltd	456
534,370	e	Ares Capital Corp	5,889
500,513		Bank of Cyprus Public Co Ltd	3,809
150,993		Bank Pekao S.A.	7,997
75,265	e	BlackRock Kelso Capital Corp	558
113,848		BlueBay Asset Management plc	537
1,675,227		BM&FBOVESPA S.A.	12,350
146,718	*,e	Boise, Inc	775
266,825	m	Bradford & Bingley plc	0	^
2,730		California First National Bancorp	30
2,049,899		Capital One Financial Corp	73,242
2,245,798	e	CapitalSource, Inc	9,747
628,465	e,m	Cattles plc	69
1,007,122	e	Challenger Financial Services Group Ltd	3,030
174,206		Challenger Infrastructure Fund	258
12,464,658	e	Chimera Investment Corp	47,614
1,447,191	e	CIT Group, Inc	1,751
265,116		Collins Stewart plc	320
86,132	*	COMPANIA VALE DO RO DOCE	0	^
118,218	*,e	CompuCredit Corp	557
31,334	*	Credit Acceptance Corp	1,009
157,314	e	Credit Saison Co Ltd	1,851
2,413,221		Criteria Caixacorp S.A.	12,395
26,000	*	Cypress Sharpridge Investments, Inc	369
4,740,831		Discover Financial Services	76,943
34,442	*,e	Doral Financial Corp	127
73,014	*,e	Encore Capital Group, Inc	982
16,652	*,e	ePlus, Inc	259
32,200	e	Federal Home Loan Mortgage Corp	58
46,900	*,e	Federal National Mortgage Association	71
125,984	e	Financial Federal Corp	3,109
118,944	*,e	First Cash Financial Services, Inc	2,038

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,654,689		First Financial Holding Co Ltd	$3,527
337,082	*,e	First Marblehead Corp	742
904,000	*	First Shanghai Investments Ltd	120
9,104	*	Formuepleje Epikur AS	446
127,345		Gladstone Investment Corp	618
729,171	e	GLG Partners, Inc	2,939
350,000	*	Golden Pond Healthcare, Inc	2,774
1,233	*,b,e	Guaranty Financial Group, Inc	0	^
395,496	*	Heckmann Corp	1,811
836,296		Henderson Group plc	1,724
183,775		Hercules Technology Growth Capital, Inc	1,805
100,700	e	Hitachi Capital Corp	1,236
269,000		Hong Leong Finance Ltd	516
270,422		Housing Development Finance Corp	15,681
4,061	*	Hypo Real Estate Holding AG.	9
9,368		Indiabulls Securities Ltd	11
109,863	*,e	Information Services Group, Inc	438
790,115		Infrastructure Development Finance Co Ltd	2,399
420,613	e	Intermediate Capital Group plc	2,009
367,549		International Personal Finance plc	958
424,530	e	Investor AB (B Shares)	7,749
19,675		IWBank S.p.A	62
168,000	e	Jaccs Co Ltd	386
1,408,100	e	Japan Securities Finance Co Ltd	10,479
37,200		Jardine Matheson Holdings Ltd	1,131
418,889	*	KB Financial Group, Inc	21,508
98,974	e	Kohlberg Capital Corp	597
1,561,474	e	Lancashire Holdings Ltd	12,752
803,674		Lender Processing Services, Inc	30,675
700,226		Marfin Popular Bank Public Co Ltd	2,972
351,089	*,e	MCG Capital Corp	1,471
82,534	e	Medallion Financial Corp	690
157,296	*,e	Mercadolibre, Inc	6,050
344,816		Moneysupermarket.com Group plc	444
108,437	*,e	Nelnet, Inc (Class A)	1,349
106,694	*,e	NewStar Financial, Inc	351
112,253	e	NGP Capital Resources Co	815
299,465	*,e	Ocwen Financial Corp	3,390
156,400	*,e	OMC Card, Inc	270
268,500	*,e	Orient Corp	251
628,955	e	ORIX Corp	38,396
1,013		Osaka Securities Exchange Co Ltd	4,604
680,456		Paragon Group of Cos plc	1,640
115,767		PennantPark Investment Corp	939
38,870	*	Pennymac Mortgage Investment Trust	774
314,448	*,e	PHH Corp	6,239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,768	e	Promise Co Ltd	$75
169,396	e	Provident Financial plc	2,458
352,000		Public Financial Holdings Ltd	170
506,100		Redecard S.A.	7,785
103,548		Samsung Card Co	4,640
5	b,m	SFCG Co Ltd	0	^
2,333,165		Siemens AG.	216,052
2,014,942	*,e	SLM Corp	17,569
313,431		Smiths News plc	599
15,670	e	Student Loan Corp	727
4,119,650		Taiwan Cooperative Bank	2,537
154,470	e	Takefuji Corp	544
284	*,b	Thornburg Mortgage, Inc	0	^
116,213	e	TICC Capital Corp	586
673,700		Tisco Financial Group PCL (ADR)	462
1,113,563	e	Tower Australia Group Ltd	2,780
51,503	*,e	Tree.com, Inc	389
36,763	e	Triangle Capital Corp	454
444,737	e	Tullett Prebon plc	2,778
250,000		Westway Group, Inc	1,138
95,717	*,e	World Acceptance Corp	2,413

		TOTAL NONDEPOSITORY INSTITUTIONS	902,694

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,236,568		Adelaide Brighton Ltd	3,044
124,865	e	AMCOL International Corp	2,858
222,591	*,e	Cardium Therapeutics, Inc	361
121,995	e	Compass Minerals International, Inc	7,517
125,374	*	Gem Diamonds Ltd	477
331,424	*,e	General Moly, Inc	1,044
5,544,982		Grupo Mexico S.A. de C.V. (Series B)	10,267
950,641		Haci Omer Sabanci Holding AS	3,683
93,172		Harry Winston Diamond Corp	788
168,445	e	Imerys S.A.	9,666
307,328		K+S AG.	16,770
51,100	*,e	Migao Corp	324
511,914	*,e	Mineral Deposits Ltd	384
16,900	e	Nippon Ceramic Co Ltd	240
71,000		Nittetsu Mining Co Ltd	381
75,859	*	Petra Diamonds Ltd	78
157,300	*	Rubicon Minerals Corp	651
15,470		S&B Industrial Minerals S.A.	120
9,038	*,e	United States Lime & Minerals, Inc	325
381,506	e	Vulcan Materials Co	20,627

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	79,605

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

OIL AND GAS EXTRACTION - 4.97%
431,800	e	Acergy S.A.	$5,439
200,607	*	Advantage Oil & Gas Ltd	1,418
342,248	e	AED Oil Ltd	184
834,907	*	Afren plc	1,071
212,800	e	Aker Kvaerner ASA	2,397
40,219		AltaGas Income Trust	663
3,249,671		Anadarko Petroleum Corp	203,852
2,795,910		Apache Corp	256,747
45,436	e	APCO Argentina, Inc	1,041
50,547	*,e	Approach Resources, Inc	459
188,550	*,e	Arena Resources, Inc	6,694
1,151,406	*,e	Arrow Energy NL	4,347
193,932		Atlas America, Inc	5,250
186,920	*,e	ATP Oil & Gas Corp	3,344
181,731	*,e	Atwood Oceanics, Inc	6,410
808,489		Australian Worldwide Exploration Ltd	1,940
1,609,121		Baker Hughes, Inc	68,645
243,570	*	Bankers Petroleum Ltd	1,076
144,738	*,e	Basic Energy Services, Inc	1,229
165,484		Baytex Energy Trust	3,648
1,816,568		Beach Petroleum Ltd	1,202
243,398	e	Berry Petroleum Co (Class A)	6,518
10,678,546		BG Group plc	185,507
216,729	*,e	Bill Barrett Corp	7,107
105,057	*	Birchcliff Energy Ltd	810
1,134,792		BJ Services Co	22,049
401,000	*	BlackPearl Resources, Inc	723
5,073,217	e	Boart Longyear Group	1,432
17,025		Bonterra Oil & Gas Ltd	423
400,676	*,e	Boots & Coots, Inc	645
423,130	*	Brigham Exploration Co	3,842
127,018	*	Bronco Drilling Co, Inc	832
747,283	e	Cabot Oil & Gas Corp	26,715
225,094	*	Cairn Energy plc	10,026
368,681	*	Cairn India Ltd	2,007
346,207	*	Cal Dive International, Inc	3,424
36,397		Calfrac Well Services Ltd	646
84,420	*	Calvalley Petroleums, Inc	197
1,773,080	*	Cameron International Corp	67,058
186,506		Canadian Natural Resources Ltd	12,531
1,326,104		Canadian Natural Resources Ltd (Canada)	89,551
315,286		Canadian Oil Sands Trust	9,055
657,753	*,e	Carnarvon Petroleum Ltd	313
140,707	*,e	Carrizo Oil & Gas, Inc	3,446
16,115	*	CAT Oil AG.	157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,717	*,e	Celtic Exploration Ltd	$673
321,270	*,e	Cheniere Energy, Inc	941
2,598,177		Chesapeake Energy Corp	73,788
3,832,000		China Oilfield Services Ltd	3,575
263,549	e	Cimarex Energy Co	11,417
38,183	*,e	Clayton Williams Energy, Inc	1,150
250,628		Clough Ltd	203
28,799,000		CNOOC Ltd	38,720
2,840,000	e	Cnpc Hong Kong Ltd	2,250
126,095	*	CNX Gas Corp	3,871
126,315	*,e	Compagnie Generale de Geophysique S.A.	2,947
329,003	*,e	Complete Production Services, Inc	3,718
227,617	*,e	Compton Petroleum Corp	296
359,362	*	Comstock Resources, Inc	14,403
2,217,835	*	Concho Resources, Inc	80,552
514,757	*,e	Connacher Oil and Gas Ltd	529
61,833	*	Contango Oil & Gas Co	3,157
97,916	*,e	Continental Resources, Inc	3,835
106,629	*	Corridor Resources, Inc	326
33,005	*,e	CREDO Petroleum Corp	334
2,315,880	e	Crescent Point Energy Corp	78,303
79,328	*,e	Crew Energy, Inc	641
43,776	*,e	Cubic Energy, Inc	41
112,755	*	Dana Petroleum PLC	2,526
45,137	*,e	Dawson Geophysical Co	1,236
189,847		Daylight Resources Trust	1,507
828,644	*,e	Delta Petroleum Corp	1,450
7,744,716	*,e	Denbury Resources, Inc	117,178
919,000	*,e	DET Norske Oljeselskap	646
95,000	*	Det Norske Oljeselskap ASA	826
1,715,937		Devon Energy Corp	115,534
350,499	e	Diamond Offshore Drilling, Inc	33,480
479,909	*	Eastern Star Gas Ltd	392
38,800	*,e	Electromagnetic GeoServices AS	26
63,622	*	Emerald Energy plc	761
1,666,607		EnCana Corp	96,511
502,390	*,e	Encore Acquisition Co	18,789
819,252	*,e	Endeavour International Corp	991
166,744	*,e	Energy Recovery, Inc	970
416,191		Enerplus Resources Fund	9,524
914,909	e	ENSCO International, Inc	38,920
154,278	e	Ensign Energy Services, Inc	2,340
1,512,239		EOG Resources, Inc	126,287
420,849		Equitable Resources, Inc	17,928
107,362	e	Etablissements Maurel et Prom	2,170
422,021	*	EXCO Resources, Inc	7,888

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

197,758	*,e	Exterran Holdings, Inc	$4,695
69,796	*,e	Fairborne Energy Ltd	294
36,790	*	Flint Energy Services Ltd	430
351,335	*,e	Forest Oil Corp	6,876
1,497,580		Formosa Petrochemical Corp	3,922
55,480	e	Fred Olsen Energy ASA	2,069
211,262	*,e	FX Energy, Inc	682
569,693		GAIL India Ltd	4,253
114,697	*,e	Galleon Energy, Inc	672
134,104		Gazpromneft OAO (ADR)	2,796
38,060	*,e	Geokinetics, Inc	807
32,676	*,e	Georesources, Inc	361
582,827	*,e	Global Industries Ltd	5,537
122,172	*,e	GMX Resources, Inc	1,919
130,591	*,e	Goodrich Petroleum Corp	3,371
143,043	*	Gulfport Energy Corp	1,250
70,040	*	Gulfsands Petroleum PLC	276
5,394,746		Halliburton Co	146,306
58,879	*	Hardy Oil & Gas plc	447
267,992		Harvest Energy Trust	1,745
165,611	*,e	Harvest Natural Resources, Inc	850
331,041	*	Helix Energy Solutions Group, Inc	4,959
374,456	e	Helmerich & Payne, Inc	14,802
530,701	*,e	Hercules Offshore, Inc	2,606
224,072	*,e	Heritage Oil Ltd	1,760
60,916	*	Highpine Oil & Gas Ltd (Class A)	406
315,309	e	Husky Energy, Inc	8,876
10,400	e	Idemitsu Kosan Co Ltd	859
1,252		Inpex Holdings, Inc	10,684
5,316	*,e	Isramco, Inc	694
225,497	*,e	Iteration Energy Ltd	253
238,973	*	Ivanhoe Energy, Inc	551
15,900		Japan Petroleum Exploration Co	811
260,889		JKX Oil & Gas plc	1,158
743,000		K1 Ventures Ltd	100
36,000		Kanto Natural Gas Development Ltd	253
161,759	*	Karoon Gas Australia Ltd	1,115
48,416	e	Kayne Anderson Energy Development Co	641
76,676	f	KazMunaiGas Exploration Production (GDR)	1,716
726,505	*,e	Key Energy Services, Inc	6,321
31,102	*,e	Lundin Petroleum AB	252
45,980	e	Major Drilling Group International	934
320,371	*	Mariner Energy, Inc	4,543
541,517	*,e	McMoRan Exploration Co	4,088
102,874	e	Melrose Resources plc	559
1,199,150	*,e	Nabors Industries Ltd	25,062

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

118,800		NAL Oil & Gas Trust	$1,409
2,537,668	*	National Oilwell Varco, Inc	109,450
699,373		New Zealand Oil & Gas Ltd	823
753,083	*	Newfield Exploration Co	32,051
541,687	*	Newpark Resources, Inc	1,739
762,811		Nexen, Inc	17,342
551,889	*,e	Nexus Energy Ltd	158
52,201		Niko Resources Ltd	4,083
12,700		Noble Corp	482
729,854		Noble Energy, Inc	48,141
154,968	*,e	Northern Oil And Gas, Inc	1,302
126,500	*,e	Norwegian Energy Co AS.	350
123,841	f	NovaTek OAO (GDR)	6,105
111,979	*,e	NuVista Energy Ltd	1,306
7,473,498		Occidental Petroleum Corp	585,921
177,059	*,e	Oceaneering International, Inc	10,048
15,400		OGX Petroleo e Gas Participacoes S.A.	11,779
354,816		Oil & Natural Gas Corp Ltd	8,645
18,574	*	Oil India Ltd	440
1,089,052	*,e	Oilsands Quest, Inc	1,231
361,536	*,e	OPTI Canada, Inc	726
196,912	*,e	PA Resources AB	757
243,289	*,e	Pacific Rubiales Energy Corp	3,013
36,815	e	Panhandle Oil and Gas, Inc (Class A)	786
257,446	*	Parallel Petroleum Corp	816
169,761		Paramount Energy Trust	840
47,289	*	Paramount Resources Ltd (Class A)	638
658,618	*	Parker Drilling Co	3,596
923,310	e	Patterson-UTI Energy, Inc	13,942
259,881		Penn Virginia Corp	5,954
1,027,108		Penn West Energy Trust	16,289
46,590	*	Petro Andina Resources, Inc (Class A)	454
106,547	*	Petrobank Energy & Resources Ltd	4,404
957,104	*	PetroHawk Energy Corp	23,171
3,648,850		Petroleo Brasileiro S.A.	84,136
2,287,668		Petroleo Brasileiro S.A. (ADR)	105,004
4,442,773		Petroleo Brasileiro S.A. (Preference)	87,772
119,081	*	Petroleum Development Corp	2,222
313,300	*	Petroleum Geo-Services ASA	3,056
1,451,000	*,e	Petrolia Drilling ASA	131
36,626	*	Petrominerales Ltd	489
94,273	e	Petroplus Holdings AG.	2,378
277,432	*,e	Petroquest Energy, Inc	1,801
84,467		Peyto Energy Trust	843
248,653	*	Pioneer Drilling Co	1,825
361,413		Pioneer Natural Resources Co	13,116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

436,848	*	Plains Exploration & Production Co	$12,083
60,208	*	Portland Gas plc	119
101,958	*,e	PowerSecure International, Inc	691
652,500		PPB Group BHD	2,903
163,322		Precision Drilling Trust	1,092
202,445	*	Premier Oil plc	3,915
1,651,256	*,e	Pride International, Inc	50,264
1,212	*,e	PrimeEnergy Corp	35
178,261		ProEx Energy Ltd	2,301
302,600	e	ProSafe ASA	1,559
177,400	*,e	Prosafe Production Public Ltd	421
412,423		Provident Energy Trust	2,388
1,374,269		PTT Exploration & Production PCL	5,944
179,267	*	Questerre Energy Corp	412
370,564	*,e	Quicksilver Resources, Inc	5,258
3,449,950	e	Range Resources Corp	170,290
156,231	*,e	Real Resources, Inc	2,284
303,687	*	Regal Petroleum plc	523
123,631	*,e	Rex Energy Corp	1,032
172,031	*,e	Riversdale Mining Ltd	823
1,129,487	*	Roc Oil Co Ltd	603
497,956	e	Rowan Cos, Inc	11,488
130,783	e	RPC, Inc	1,371
182,909	*	Salamander Energy plc	659
1,348,101		Santos Ltd	18,077
81,738	e	Savanna Energy Services Corp	512
20,429		SBM Offshore NV	434
5,694,208		Schlumberger Ltd	339,374
66,640	*,e	SEACOR Holdings, Inc	5,440
59,261	*,e	SeaDrill Ltd	1,237
95,668	*,e	Seahawk Drilling, Inc	2,974
50	*	Serval Integrated Energy Services	0	^
304,911	*,e,m	Sibir Energy plc	852
70,113		SK Energy Co Ltd	7,498
1,016,415	e	Smith International, Inc	29,171
50,663	*,e	Soco International plc	1,145
124,100	*	Songa Offshore SE	593
1,177,125	*	Southwestern Energy Co	50,240
321,761		St. Mary Land & Exploration Co	10,444
9,093,486	*	Sterling Energy plc	618
238,937	*,e	Stone Energy Corp	3,897
41,142	*,e	Storm Exploration, Inc	567
111,300	*,e	Subsea 7, Inc	1,493
314,434	*,e	Sulphco, Inc	431
250,656	*,e	Superior Energy Services	5,645
94,468		Superior Plus Corp	1,033

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,272	*,e	Superior Well Services, Inc	$825
1,135,088		Surgutneftegaz (ADR)	9,716
358,500	e	Surgutneftegaz (ADR) (London)	3,137
210,927	*	Swift Energy Co	4,995
361,576	*,e	Syntroleum Corp	976
2,265,326		Talisman Energy, Inc	39,418
293,174		Tatneft (GDR)	7,256
248,367	e	Technip S.A.	15,864
404,103	*,e	Tetra Technologies, Inc	3,916
77,488	*,e	TGC Industries, Inc	376
169,000	*	TGS Nopec Geophysical Co ASA	2,531
300,163	e	Tidewater, Inc	14,135
94,315		Toreador Resources Corp	942
145,098	e	Trican Well Service Ltd	1,884
80,580		Trilogy Energy Trust	577
137,866	e	Trinidad Drilling Ltd	869
6,480,182		Tullow Oil plc	116,819
70,757	*,e	Union Drilling, Inc	541
132,259	*,e	Unit Corp	5,456
506,884	*	UTS Energy Corp	819
498,565		Vaalco Energy, Inc	2,293
188,612	*,e	Venoco, Inc	2,171
24,325	*,e	Verenex Energy, Inc	145
56,170		Vermilion Energy Trust	1,552
253,309	e	W&T Offshore, Inc	2,966
298,577	*	Warren Resources, Inc	884
2,200	*	Weatherford International Ltd	46
106,794	*,e	West Siberian Resources Ltd (GDR)	1,321
162,296	*	Whiting Petroleum Corp	9,345
285,523	*,e	Willbros Group, Inc	4,349
298,630		Woodside Petroleum Ltd	13,734
5,023,616		XTO Energy, Inc	207,575
11,600		Zargon Energy Trust	196
52,061	*,e	Zion Oil & Gas, Inc	508

		TOTAL OIL AND GAS EXTRACTION	4,698,415

PAPER AND ALLIED PRODUCTS - 0.50%
71,270	e	Altri SGPS S.A.	430
699,868		Aracruz Celulose S.A.	1,560
590,697		Bemis Co	15,305
122,422	e	Billerud AB	658
73,768	*,e,m	Billerud AB (Sub Shares)	395
215,808	*	Buckeye Technologies, Inc	2,316
91,424	*	Canfor Corp	519
119,872		Cascades, Inc	879
284,558	*,e	Cenveo, Inc	1,969

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,000	*	Chuetsu Pulp & Paper Co Ltd	$196
86,839	e	Corporate Express Australia Ltd	313
90,000		Daio Paper Corp	845
235,329	*,e	Domtar Corporation	8,288
745,801		DS Smith plc	1,279
117,603		Empresas CMPC S.A.	4,150
177,702	e	Exor S.p.A	3,290
20,900		FP Corp	1,083
265,197		Glatfelter	3,044
626,234	*	Graphic Packaging Holding Co	1,447
167,654		Greif, Inc (Class A)	9,229
84,138	e	Grupo Empresarial Ence S.A.	380
1,141,700		Hengan International Group Co Ltd	6,902
200,000	e	Hokuetsu Paper Mills Ltd	1,056
95,151	e	Holmen AB (B Shares)	2,621
141,980		Huhtamaki Oyj	1,808
3,231,517		International Paper Co	71,838
123,962	*	Kapstone Paper and Packaging Corp	1,009
2,637,136		Kimberly-Clark Corp	155,539
894,876		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,753
283,858	e	Kinnevik Investment AB (Series B)	3,715
527,195		Klabin S.A.	1,250
121,100		Kokuyo Co Ltd	1,108
16,752		Mayr-Melnhof Karton AG.	1,698
717,486		MeadWestvaco Corp	16,007
135,457		Metso Oyj	3,812
13,619		Miquel y Costas & Miquel S.A.	320
293,000	e	Mitsubishi Paper Mills Ltd	398
19,782	e	Mondi Ltd	93
599,860	e	Mondi plc	2,961
202,781		M-real Oyj (B Shares)	237
83,252		Neenah Paper, Inc	980
165,700	e	Nippon Paper Group, Inc	4,781
214,600	*,e	Norske Skogindustrier ASA	423
693,893	e	OJI Paper Co Ltd	3,131
27,480	*,e	Orchids Paper Products Co	550
27,000	*	Pack Corp	412
619,561		Packaging Corp of America	12,639
38,437		Papeles y Cartones de Europa S.A.	226
849,717		PaperlinX Ltd	506
150		Pilot Corp	167
205,098		Portucel Empresa Produtora de Pasta e Papel S.A.	630
356,000		Rengo Co Ltd	2,181
312,171		Rock-Tenn Co (Class A)	14,706
42,400	e	Sanrio Co Ltd	358
640,051	e	Sappi Ltd	2,411

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

83,568		Schweitzer-Mauduit International, Inc	$4,543
73,840		Semapa-Sociedade de Investimento e Gestao	835
21,186	*,e	Sequana	299
13,000	*	Shimojima Co Ltd	188
195,677		Smurfit Kappa Group plc	1,546
1,034,400		Sonoco Products Co	28,487
764,064	e	Stora Enso Oyj (R Shares)	5,322
2,047,586	e	Svenska Cellulosa AB (B Shares)	27,756
402,834	e	Temple-Inland, Inc	6,615
162,000		Tokushu Tokai Holdings Co Ltd	440
99,647	e	Uni-Charm Corp	9,458
503,241		UPM-Kymmene Oyj	6,039
93,114	*	Votorantim Celulose e Papel S.A.	1,528
237,616	e	Wausau Paper Corp	2,376

		TOTAL PAPER AND ALLIED PRODUCTS	473,233

PERSONAL SERVICES - 0.12%
15,390,105		Chaoda Modern Agriculture	9,294
524,974	e	Cintas Corp	15,912
157,306	*,e	Coinstar, Inc	5,188
24,660		CPI Corp	308
256,971		Davis Service Group plc	1,647
68,136		Dignity plc	633
109,027		G & K Services, Inc (Class A)	2,416
2,157,564		H&R Block, Inc	39,655
175,712	e	Invocare Ltd	946
169,269	e	Jackson Hewitt Tax Service, Inc	863
1,095,673		Kuala Lumpur Kepong BHD	4,369
60,015	*,e	Mac-Gray Corp	647
327,996	e	Regis Corp	5,084
2,267,383		Rentokil Initial plc	4,127
493,243	*,e	Sally Beauty Holdings, Inc	3,507
940,989		Service Corp International	6,596
94,614	*,e	Steiner Leisure Ltd	3,383
73,626		Unifirst Corp	3,273
191,135		Weight Watchers International, Inc	5,245

		TOTAL PERSONAL SERVICES	113,093

PETROLEUM AND COAL PRODUCTS - 4.55%
51,344	e	Alon USA Energy, Inc	510
41,000	e	AOC Holdings, Inc	260
643,680		Ashland, Inc	27,820
180,277		Bharat Petroleum Corp Ltd	2,151
32,856,537		BP plc	290,379
687,238		BP plc (ADR)	36,582
27,817	e	Caltex Australia Ltd	297

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,251,399		Chevron Corp	$722,006
20,540,764	e	China Petroleum & Chemical Corp	17,466
6,639,398		ConocoPhillips	299,835
101,000		Cosmo Oil Co Ltd	281
152,418	*,e	CVR Energy, Inc	1,896
36,500	e	Daiseki Co Ltd	720
73,331	e	Delek US Holdings, Inc	628
4,749,477		Ecopetrol S.A.	6,697
2,040,393	e	ENI S.p.A.	50,998
56,243	e	ERG S.p.A.	856
5,012		Esso SA Francaise	695
23,660,287		Exxon Mobil Corp	1,623,332
406,050		Frontier Oil Corp	5,652
150,807	e	Galp Energia SGPS S.A.	2,608
1,151,643	*,e	Gran Tierra Energy, Inc	4,791
16,388	*,e	Green Plains Renewable Energy, Inc	116
257,592	*,e	Headwaters, Inc	997
69,426		Hellenic Petroleum S.A.	788
1,120,557		Hess Corp	59,905
138,080	e	Holly Corp	3,538
374,617		Imperial Oil Ltd	14,258
270,076	*,e	Linc Energy Ltd	404
620,122		LUKOIL (ADR)	33,611
3,853,954		Marathon Oil Corp	122,941
60,072		Motor Oil Hellas Corinth Refineries S.A.	974
1,377,854		Murphy Oil Corp	79,323
18,211		Neste Oil Oyj	336
271,334		Nippon Mining Holdings, Inc	1,336
176,309		OMV AG.	7,113
43,215		Parkland Income Fund	396
22,000	m	Peab Industri AB (B Shares)	104
26,996,542	e	PetroChina Co Ltd	30,515
151,929		PGG Wrightson Ltd	70
385,484		Polski Koncern Naftowy Orlen S.A.	3,996
1,124,450		PTT PCL	8,818
67,986		Quaker Chemical Corp	1,491
837,427		Reliance Industries Ltd	38,327
575,752		Repsol YPF S.A.	15,663
3,362,054	f	Rosneft Oil Co (GDR)	25,283
4,556,926	e	Royal Dutch Shell plc (A Shares)	129,886
3,825,904		Royal Dutch Shell plc (B Shares)	106,146
532,259	*,e	SandRidge Energy, Inc	6,898
37,626	e	Saras S.p.A.	145
37,062		Showa Shell Sekiyu KK	405
34,281		SK Corp	3,273
55,865		S-Oil Corp	2,954

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

691,378	e	Statoil ASA	$15,549
2,278,480		Suncor Energy, Inc	78,744
2,164,280	e	Suncor Energy, Inc (Canada)	75,603
371,571	e	Sunoco, Inc	10,571
911,552	e	Tesoro Corp	13,655
1,111,500		Thai Oil PCL	1,505
546,872	e	TonenGeneral Sekiyu KK	5,343
3,530,126	e	Total S.A.	209,758
157,092		Tupras Turkiye Petrol Rafine	2,604
2,219,285		Valero Energy Corp	43,032
670,650		Walter Industries, Inc	40,279
80,015		WD-40 Co	2,272
616,700	*	Western Refining, Inc	3,978

		TOTAL PETROLEUM AND COAL PRODUCTS	4,299,363

PIPELINES, EXCEPT NATURAL GAS - 0.09%
591,020	e	APA Group	1,653
9,800		Enbridge Income Fund	117
95,730		Pembina Pipeline Income Fund	1,377
2,759,880		Spectra Energy Corp	52,272
784,362	e	TransCanada Corp	24,447
632,529		Wellstream Holdings plc	6,166
69,900		Westshore Terminals Income Fund	805

		TOTAL PIPELINES, EXCEPT NATURAL GAS	86,837

PRIMARY METAL INDUSTRIES - 1.00%
115,003	e	Acerinox S.A.	2,472
20,055	*,e	Advanced Metallurgical Group NV	302
139,000	*	Aichi Steel Corp	584
428,166		AK Steel Holding Corp	8,448
3,421,115		Alcoa, Inc	44,885
413,674	e	Allegheny Technologies, Inc	14,474
4,898,000	e	Aluminum Corp of China Ltd	5,347
1,300,720	e	Angang New Steel Co Ltd	2,444
570,694	*,e	ArcelorMittal	21,337
14,547	*	Armtec Infrastructure Income Fund	273
40,089		BE Group AB	253
19,662		Bekaert S.A.	2,602
269,057		Belden CDT, Inc	6,215
1,382,714		BlueScope Steel Ltd	3,574
200,321	e	Bodycote plc	533
117,197	*	Brush Engineered Materials, Inc	2,867
56,384		Canam Group, Inc	369
139,091	e	Carpenter Technology Corp	3,253
596,853		Catcher Technology Co Ltd	1,586
249,327	*,e	Century Aluminum Co	2,331

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

13,548,039		China Steel Corp	$12,601
81,000		Chugai Ro Co Ltd	245
364,017	*,e	CommScope, Inc	10,895
559,568		Companhia Siderurgica Nacional S.A.	17,176
57,392	*	Corinth Pipeworks S.A.	174
6,656,247		Corning, Inc	101,906
57,835		Daewoo International Corp	1,728
51,923	e	Daido Steel Co Ltd	189
445,421		Delta PLC	1,278
40,820		Dongkuk Steel Mill Co Ltd	946
150,485		DOWA HOLDINGS CO Ltd	912
39,633		Draka Holding	737
83,058		Duro Felguera S.A.	886
3,367		EL Ezz Aldekhela Steel Alexandria	512
228,673		El Ezz Steel Co	635
34,482		Elval Aluminium Process Co	84
109,583	e	Encore Wire Corp	2,448
333,063		Eregli Demir ve Celik Fabrikalari TAS	1,436
12,920	f	Evraz Group S.A. (GDR)	337
503,050		Feng Hsin Iron & Steel Co	828
502,000		Fujikura Ltd	2,461
1,217,027	e	Furukawa Electric Co Ltd	4,949
150,000		Furukawa-Sky Aluminum Corp	259
73,351	*,e	Fushi Copperweld, Inc	621
197,748	*	General Cable Corp	7,742
105,922	*,e	General Steel Holdings, Inc	412
174,347		Gerdau Ameristeel Corp	1,391
731,002		Gerdau S.A. (Preference)	9,800
124,350		Gerdau S.A.	1,302
159,025	e	Gibraltar Industries, Inc	2,110
228,000		Godo Steel Ltd	447
79,685		Halcor S.A.	173
68,102	*,e	Haynes International, Inc	2,167
962,872		Hindalco Industries Ltd	2,583
29,178		Hoganas AB (Class B)	489
220,974	*	Horsehead Holding Corp	2,590
264,045	e	Hubbell, Inc (Class B)	11,090
84,999		Hyundai Steel Co	5,497
587,049		JFE Holdings, Inc	20,143
274,000		JFE Shoji Holdings, Inc	1,001
1,976,412	e	Jiangxi Copper Co Ltd	4,422
304,411		Johnson Matthey plc	6,753
236,365		KGHM Polska Miedz S.A.	7,115
225,516		KME Group S.p.A.	163
1,249,671	e	Kobe Steel Ltd	2,186
31,200	e	Kyoei Steel Ltd	749

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

26,987		Leoni AG.	$615
7,592,000	e	Maanshan Iron & Steel	4,585
6,493	f	Magnitogorsk Iron & Steel Works (GDR)	60
5,600	e	Maruichi Steel Tube Ltd	112
15,462	e	Matsuda Sangyo Co Ltd	255
168,840	e	Matthews International Corp (Class A)	5,974
853,506		Mechel Steel Group OAO (ADR)	15,346
161,837	*,e	Metalico, Inc	675
452,000		Midas Holdings Ltd	274
130,000	e	Mitsubishi Cable Industries Ltd	125
713,638	e	Mitsubishi Materials Corp	1,972
261,000	*	Mitsubishi Steel Manufacturing Co Ltd	532
540,398	e	Mitsui Mining & Smelting Co Ltd	1,385
301,027		Mittal Steel South Africa Ltd	4,809
223,138		Mueller Industries, Inc	5,326
173,000		Nakayama Steel Works Ltd	331
31,100		Neturen Co Ltd	242
120,000	e	Nippon Denko Co Ltd	837
73,000		Nippon Koshuha Steel Co Ltd	77
1,019,000		Nippon Light Metal Co Ltd	1,056
133,000	e	Nippon Metal Industry Co Ltd	239
4,063,423		Nippon Steel Corp	14,848
119,500	e	Nippon Yakin Kogyo Co Ltd	596
47,842		Norddeutsche Affinerie AG.	1,994
400,119	e	Norsk Hydro ASA	2,663
47,354	*,e	Northwest Pipe Co	1,588
1,301,096		Nucor Corp	61,164
58,997	e	Olympic Steel, Inc	1,693
1,566,115		OneSteel Ltd	4,186
39,200		Osaka Steel Co Ltd	687
15,648		Outokumpu Oyj	294
193,000	e	Pacific Metals Co Ltd	1,464
1,249,700		Parkson Holdings BHD	1,845
89,855		POSCO	37,139
37,096	e	POSCO (ADR)	3,856
838,571		Precision Castparts Corp	85,424
16,615	*	Recylex S.A.	223
152,806	*,e	RTI International Metals, Inc	3,806
107,000	e	Sanyo Special Steel Co Ltd	397
8,018		Schmolz + Bickenbach AG.	248
169,400		Schnitzer Steel Industries, Inc (Class A)	9,021
351,484	f	Severstal (GDR)	2,710
35,967		Sidenor Steel Products Manufacturing Co S.A.	268
9,800	*,f,m	Siderar SAIC (ADR) (Class A)	506
1,927,915		Steel Authority Of India	6,849
1,522,147		Steel Dynamics, Inc	23,350

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

526,267		Sterlite Industries India Ltd	$8,491
969,386		Straits Resources Ltd	1,407
1,591,212	*	Sumitomo Electric Industries Ltd	20,811
300,000	*	Sumitomo Light Metal Industries Ltd	301
5,182,540	e	Sumitomo Metal Industries Ltd	12,759
919,491		Sumitomo Metal Mining Co Ltd	15,099
11,066	*,e	Sutor Technology Group Ltd	35
242,000		SWCC Showa Holdings Co Ltd	253
44,269		Taihan Electric Wire Co Ltd	838
508,002		Tata Steel Ltd	5,380
240,591	e	Tenaris S.A.	4,288
129,990	e	Texas Industries, Inc	5,458
57,236	*,e	Timminco Ltd	72
483,726	e	Titanium Metals Corp	4,639
42,369		TKH Group NV	707
32,500	e	Toho Titanium Co Ltd	441
138,000		Toho Zinc Co Ltd	663
130,000	e	Tokyo Rope Manufacturing Co Ltd	468
445,111	e	Tokyo Steel Manufacturing Co Ltd	5,454
48,000		Toyo Kohan Co Ltd	210
163,676		Tredegar Corp	2,373
106,618		Tubacex S.A.	527
182,227		Tubos Reunidos S.A.	651
775,676		Tung Ho Steel Enterprise Corp	823
15,873		Umicore	475
643,361	e	United States Steel Corp	28,546
43,342	*,e	Universal Stainless & Alloy	791
258,316	*,e	Uranium Energy Corp	762
176,393		Usinas Siderurgicas de Minas Gerais S.A.	4,511
283,031		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	7,462
515,621	e	Vallourec	87,374
498,972	e	Voestalpine AG.	17,809
88,888	e	Von Roll Holding AG.	668
13,240,150		Walsin Lihwa Corp	4,551
353,625	e	Worthington Industries, Inc	4,915
175,600		Yamato Kogyo Co Ltd	4,949
128,000		Yodogawa Steel Works Ltd	539

		TOTAL PRIMARY METAL INDUSTRIES	945,863

PRINTING AND PUBLISHING - 0.40%
317,173	*	ACCO Brands Corp	2,290
70,020		Alma Media	746
224,358	e	American Greetings Corp (Class A)	5,003
1,556,000		AMVIG Holdings Ltd	644
408,918		APN News & Media Ltd	743
124,799	e	Arnoldo Mondadori Editore S.p.A.	623

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

477,219		Belo (A.H.) Corp (Class A)	$2,582
215,027	e	Bowne & Co, Inc	1,656
40,086		Caltagirone Editore S.p.A.	127
54,300	e	Cermaq ASA	440
132,971	*	China Information Security Technology, Inc	737
58,189	*,e	Consolidated Graphics, Inc	1,452
67,388		Courier Corp	1,021
46,079		CSS Industries, Inc	911
777,518		Dai Nippon Printing Co Ltd	10,706
425,939	e	Daily Mail & General Trust	3,126
51,316		Davis & Henderson Income Fund	714
108,100	e	De La Rue plc	1,551
150,460	*,e	Dolan Media Co	1,804
482,128		Dun & Bradstreet Corp	36,313
241,828	e	Eniro AB	1,263
136,012		Ennis, Inc	2,194
169,723	e	EW Scripps Co (Class A)	1,273
43,200		Fuji Seal International, Inc	876
19,963,000	*	Fung Choi Media Group Ltd	2,763
118,000	e	Gakken Co Ltd	314
709,080	e	Gannett Co, Inc	8,871
211,847	e	Harte-Hanks, Inc	2,930
80,817	*	Impresa SGPS	187
546,112		Independent News & Media plc	160
764,874		Informa plc	3,851
2,159,329	e	John Fairfax Holdings Ltd	3,267
139,848		John Wiley & Sons, Inc (Class A)	4,864
615,506		Johnston Press plc	369
265,095	e	Journal Communications, Inc (Class A)	976
100,527	e	Kadokawa Holdings, Inc	2,257
159,000		Kyodo Printing Co Ltd	515
133,461	e	Lagardere S.C.A.	6,216
39,929		Lambrakis Press S.A.	174
135,494	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	848
2,376,997		McGraw-Hill Cos, Inc	59,757
215,361	*	Mecom Group plc	602
51	e	Media General, Inc (Class A)	0	^
105,286	e	Meredith Corp	3,152
375,360	*	MSCI, Inc (Class A)	11,118
51,559	e	Multi-Color Corp	796
322,344		New York Times Co (Class A)	2,617
558,000	*	Next Media Ltd	71
516,000		Oriental Press Group	61
104,385	e	Orkla ASA	984
397,957	e	PagesJaunes Groupe S.A.	5,160
3,692,651		Pearson plc	45,499

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

112,821	*,e	Playboy Enterprises, Inc (Class B)	$341
323,068		PMP Ltd	190
106,543		Primedia, Inc	268
57,300		PRONEXUS, Inc	453
46,980	e	Quebecor, Inc	1,073
1,066,032		R.R. Donnelley & Sons Co	22,664
161,375	e	RCS MediaGroup S.p.A.	337
1,271,057		Reed Elsevier NV	14,341
756,226		Reed Elsevier plc	5,660
6,072		Roularta Media Group NV	143
12,113	e	Sanoma-WSOY Oyj	267
79,303	e	Schawk, Inc (Class A)	925
79,263		Schibsted ASA	1,338
131,508	e	Scholastic Corp	3,201
1,770,180	*	Seat Pagine Gialle S.p.A.	596
1,258,736	e	Singapore Press Holdings Ltd	3,449
4,287		Spir Communication	132
110,703		St. Ives Group plc	132
154,568	e	Standard Register Co	909
24,740	e	Telegraaf Media Groep NV	471
954,897	e	Thomson Corp	32,019
71,800	e	Toppan Forms Co Ltd	985
1,327,844	e	Toppan Printing Co Ltd	12,574
66,379	e	Torstar Corp	422
69,130	e	Transcontinental, Inc	795
427,491		Trinity Mirror PLC	1,174
288,618		United Business Media Ltd	2,157
247,638	*	Valassis Communications, Inc	4,428
52,846	*	VistaPrint Ltd	2,682
20,893		Washington Post Co (Class B)	9,780
232,661	e	West Australian Newspapers Holdings Ltd	1,550
253,862		Wolters Kluwer NV	5,422
1,065,830	e	Yell Group plc	1,002
460,597		Yellow Pages Income Fund	2,323

		TOTAL PRINTING AND PUBLISHING	381,377

RAILROAD TRANSPORTATION - 0.69%
2,426,445	*,e	Asciano Group	3,543
1,210,507		Burlington Northern Santa Fe Corp	96,635
763,251		Canadian National Railway Co	37,590
201,382	e	Canadian Pacific Railway Ltd	9,423
2,537		Central Japan Railway Co	18,229
2,132,155		CSX Corp	89,252
9,022		Delachaux S.A.	687
774,400		East Japan Railway Co	55,730
1,009,812		Firstgroup PLC	6,676

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

181,616	*	Genesee & Wyoming, Inc (Class A)	$5,507
2,094,000	e	Guangshen Railway Co Ltd	846
770,470		Hankyu Hanshin Holdings, Inc	3,691
398,939	*,e	Kansas City Southern Industries, Inc	10,568
1,538,138	e	MTR Corp	5,339
2,154,053		Norfolk Southern Corp	92,861
978,427		Stagecoach Group plc	2,546
3,357,295		Union Pacific Corp	195,898
5,791	e	West Japan Railway Co	21,934

		TOTAL RAILROAD TRANSPORTATION	656,955

REAL ESTATE - 0.59%
1,875,214		Abacus Property Group	728
39,965		Acanthe Developpement S.A.	80
4,038		Affine S.A.	105
2,528,000	e	Agile Property Holdings Ltd	2,975
44,400		Airport Facilities Co Ltd	264
153,714	*	Alerion Industries S.p.A.	119
3,035,000		Allgreen Properties Ltd	2,435
11,854		Allreal Holding AG.	1,453
31,904		Alstria Office REIT-AG.	368
3,339	*,e	American Realty Investors, Inc	39
836,934		AMP NZ Office Trust	514
524,284		Aspen Group	229
2,962		Atenor Group	152
1,387,382	e	Australand Property Group	649
12,988,743		Ayala Land, Inc	3,153
9,247,920	m	Ayala Land, Inc (Preference)	20
21,762	*	Babis Vovos International Construction S.A.	157
1,009,755	e	Beni Stabili S.p.A.	870
336,814	*	Brioschi Sviluppo Immobiliare	116
2,433,539		British Land Co plc	18,480
40,000	e	Brookfield Properties Co	450
660,030	e	Brookfield Properties Corp	7,484
21,632		CA Immo International AG.	187
87,874	*	CA Immobilien Anlagen AG.	1,137
3,027,556		CapitaLand Ltd	7,995
5,116,180		CapitaMall Trust	6,719
272,093	e	Castellum AB	2,635
66,000		Cathay Real Estate Development Co Ltd	27
884,780	*,e	CB Richard Ellis Group, Inc (Class A)	10,387
49,000		Central Pattana PCL	34
2,575	*	Centro Properties Group	1
4,232,157	e	Champion Real Estate Investment Trust	1,764
5,420,028		Cheuk Nang Holdings Ltd	1,413
1,424,192		Cheung Kong Holdings Ltd	18,072

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,000		China Aoyuan Property Group Ltd	$4
138,565	*,e	China Housing & Land Development, Inc	533
3,290,000	e	China Resources Land Ltd	7,208
1,929,920		China Vanke Co Ltd	2,425
450,409	e	Chinese Estates Holdings Ltd	761
615,875	e	City Developments Ltd	4,512
274,317		Citycon Oyj	1,164
36,040	*,e	CLS Holdings PLC	305
22,819		Colonia Real Estate AG.	143
7,846		ComBOTS AG.	70
5,232		Compagnie Generale Immobiliere	1,277
31,205	e	Consolidated-Tomoka Land Co	1,195
79,675	*	Conwert Immobilien Invest AG.	1,095
61,245		Corio NV	4,224
4,985,000	e	Country Garden Holdings Co Ltd	1,801
292,249		Cyrela Brazil Realty S.A.	3,802
57,000	e	Daibiru Corp	496
1,345,900		Daiman Development BHD	595
155,985		Derwent London plc	3,041
263,927	*,e	Desarrolladora Homex S.A. de C.V.	1,664
46,356	e	Deutsche Euroshop AG.	1,625
24,747	*,e	Deutsche Wohnen AG.	244
111,240	e	Development Securities plc	602
35,196		DIC Asset AG.	461
136,737		Douja Promotion Groupe Addoha S.A.	2,132
20,794		Dundee Real Estate Investment Trust	378
132,416		DuPont Fabros Technology, Inc	1,765
13,625,000		Erawan Group PCL	1,003
33,309		Eurobank Properties Real Estate Investment Co	403
40,323		Eurocommercial Properties NV	1,597
205,621	e	Fabege AB	1,209
780,000		Far East Consortium	215
43,800		First Capital Realty, Inc	788
763,392		FKP Property Group	512
495,945	e	Forest City Enterprises, Inc (Class A)	6,631
183,499	*,e	Forestar Real Estate Group, Inc	3,153
52,544	e	Gecina S.A.	6,267
3,538,100	*,e	Genting International plc	2,813
143,099	*	Globe Trade Centre S.A.	1,202
4,850,000	*	Glorious Property Holdings Ltd	2,754
23,630		Goldcrest Co Ltd	715
29,980	*	Government Properties Income Trust	720
125,941		Grainger plc	599
387,269	e	Great Portland Estates plc	1,638
1,673,126		Growthpoint Properties Ltd	3,007
1,567,136	e	Guangzhou R&F Properties Co Ltd	2,754

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

237,000	e	Guocoland Ltd	$367
1,096,254		Hammerson plc	6,908
640,000		Hang Lung Group Ltd	3,204
2,479,134		Hang Lung Properties Ltd	9,133
248,500	e	Heiwa Real Estate Co Ltd	853
91,582		Helical Bar plc	549
1,226,000		Henderson Investment Ltd	93
713,516		Henderson Land Development Co Ltd	4,695
808,000		Ho Bee Investment Ltd	809
353,000	*	Hong Fok Corp Ltd	169
290,000	e	Hongkong Land Holdings Ltd	1,262
477,801		Hopewell Holdings	1,501
1,346,000	*,e	Hopson Development Holdings Ltd	2,341
111,683		Hufvudstaden AB (Series A)	897
1,937,632		Hysan Development Co Ltd	4,850
20,527		ICADE	2,199
4,217,100		IGB Corp BHD	2,181
132,239		Immobiliare Grande Distribuzione	260
596,178	e	IMMOFINANZ Immobilien Anlagen AG.	2,495
3,545,897	e	ING Office Fund	1,752
466,493	*	Inmobiliaria Colonial S.A.	124
1,452		Intershop Holdings	411
80,604	e	IVG Immobilien AG.	882
57,004		IVR Prime Urban Developers Ltd	154
54,200	b,e,m	Joint Corp	1
242,518	e	Jones Lang LaSalle, Inc	11,488
792,000		K Wah International Holdings Ltd	260
71,813		Kardan NV	459
647	e	Kenedix, Inc	256
1,720,223	e	Keppel Land Ltd	3,346
7,644,300		KLCC Property Holdings BHD	7,333
86,338	e	Klepierre	3,425
144,200		Klovern AB	461
224,823		Kungsleden AB	1,493
133,637,000		Lai Fung Holdings Ltd	4,311
21,181	*	Lamda Development S.A.	222
4,115,900		Land and Houses PCL	825
120,400		Land and Houses PCL Co LTD	24
3,146,100		Land and Houses PCL Co Reg	654
802,216		Land Securities Group plc	8,013
2,613		Leasinvest Real Estate SCA	220
99,211	e	Leighton Holdings Ltd	3,166
460,901	e	Liberty International plc	3,536
4,669,852	e	Link Real Estate Investment Trust	10,280
22,350,500	*	Lippo Karawaci Tbk PT	1,549
152,000		Liu Chong Hing Investment	127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

112,457	*,e	LoopNet, Inc	$1,017
70,441		MAC Services Group	117
1,711,779		Macquarie Goodman Group	1,004
35,779	e,m	Mapeley Ltd	114
643,000	f	Megaworld Corp	20
29,198	e	Mercialys S.A	1,160
30,126,800	*	Metro Pacific Investments Corp	2,098
2,068,929		Midland Holdings Ltd	1,727
1,697,990		Mirvac Group	2,517
2,057,889		Mitsubishi Estate Co Ltd	32,370
1,759,902		Mitsui Fudosan Co Ltd	29,780
1,084,000	*	Mongolia Energy Co ltd	385
96,000	*	Musashino Kogyo Co Ltd	203
4,856,666		New World China Land Ltd	2,300
7,098,781	e	New World Development Ltd	15,278
42,014		Nexity	1,674
58,300	e	Nomura Real Estate Holdings, Inc	948
604,400		Norwegian Property ASA	1,020
2,028	e	NTT Urban Development Corp	1,862
124,900		Parco Co Ltd	1,155
26,010	*,e	Patrizia Immobilien AG.	137
2,806	*,f	PIK Group (GDR)	11
325,134		Pirelli & C Real Estate S.p.A.	305
64,832	e	PSP Swiss Property AG.	3,754
217,644		Quintain Estates & Development PLC	734
78,844	*,e	Reading International, Inc	324
1,296,778		Regus plc	2,077
9,600,000	e	Renhe Commercial Holdings Co Ltd	1,932
2,668,986		Rich Development Co Ltd	1,245
6,450	e	Risa Partners, Inc	4,168
32,900		Sankei Building Co Ltd	222
190,000	e	SC Global Developments Ltd	217
2,125,291		Segro plc	12,482
491,064	e	Shaftesbury plc	2,804
80,000		Shanghai Forte Land Co	23
572,200		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,004
15,180,000	e	Shanghai Real Estate Ltd	1,489
132,000	e	Shenzhen Investment Ltd	51
38,700	e	Shoei Co Ltd	311
3,921,350	e	Shui On Land Ltd	2,252
204,000	e	Singapore Land Ltd	785
1,395,620	e	Sino Land Co	2,499
4,267,000	e	Sino-Ocean Land Holdings Ltd	3,865
11,599,652		SM Prime Holdings	2,571
337,403		Societa Partecipazioni Finanziarie S.p.A.	82
5,516		Societe de la Tour Eiffel	371

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,561,000	e	Soho China Ltd	$1,371
2,034,850		SP Setia BHD	2,369
108,157	*	Sparkassen Immobilien AG.	826
2,558,956		SPG Land Holdings Ltd	1,453
223,951	e	Sponda Oyj	888
201,798		ST Modwen Properties plc	716
318,701	*,e	St. Joe Co	9,281
413,289	e	Stewart Enterprises, Inc (Class A)	2,162
2,344,664		Stockland Trust Group	8,439
14,060		Sumitomo Real Estate Sales Co Ltd	503
705,994	e	Sumitomo Realty & Development Co Ltd	12,922
2,100,062		Sun Hung Kai Properties Ltd	30,944
32,952	e	Swiss Prime Site AG.	1,741
31,333		TAG Tegernsee Immobilien und Beteiligungs AG.	142
731,000		TAI Cheung Holdings	378
72,049		Technopolis plc	379
40,000		Thomas Properties Group, Inc	116
147,600		TOC Co Ltd	649
1,625,197	e	Tokyo Tatemono Co Ltd	7,948
202,000		Tokyotokeiba Co Ltd	353
357,922	e	Tokyu Land Corp	1,431
25,800	e	Tokyu Livable, Inc	217
125,902	e	Unibail	26,152
135,079		Unite Group PLC	568
9,685,909	*	Unitech Corporate Parks plc	3,328
1,617,714		Unitech Ltd	3,612
624,000		United Industrial Corp Ltd	815
20,552		Vastned Retail NV	1,323
55,070		Wallenstam Byggnads AB (B Shares)	875
9,379		Warehouses De Pauw SCA	422
3,147		Wereldhave Belgium NV	230
27,143		Wereldhave NV	2,673
1,437,000	e	Wheelock & Co Ltd	4,710
608,000		Wheelock Properties S Ltd	760
59,713		Wihlborgs Fastigheter AB	1,107
770,267		Wing Tai Holdings Ltd	919
1,862,529		Workspace Group plc	655
231,000	e	Yanlord Land Group Ltd	374
1,384,907		YNH Property BHD	760
3,189,000		Zhong An Real Estate Ltd	1,309
36,357		Zueblin Immobilien Holding AG.	173

		TOTAL REAL ESTATE	560,708

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.42%
153,625		A. Schulman, Inc	3,062
157,000	*	Achilles Corp	255

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,114	*	AEP Industries, Inc	$1,441
189,396	e	Ansell Ltd	1,671
650,982	e	Asics Corp	6,055
81,000		Bando Chemical Industries Ltd	226
1,948,207		Bayer AG.	134,991
748,720	e	Bridgestone Corp	13,437
11,335	*	CENTROTEC Sustainable AG.	145
991,709		Cheng Shin Rubber Industry Co Ltd	2,098
405,378		Cooper Tire & Rubber Co	7,127
41,373		Deceuninck NV	106
78,139	*	Deckers Outdoor Corp	6,630
1,136,014	e	Denki Kagaku Kogyo KK	4,683
1,224,614	*	Goodyear Tire & Rubber Co	20,855
94,160		Hankook Tire Co Ltd	1,874
13,299	e	Innoconcepts	46
99,208	*,e	Metabolix, Inc	1,020
224,867	e	Michelin (C.G.D.E.) (Class B)	17,641
249,437	e	Mitsubishi Rayon Co Ltd	856
64,000	*	Mitsuboshi Belting Co Ltd	263
946,017	e	Mitsui Chemicals, Inc	3,372
2,247,645	e	Newell Rubbermaid, Inc	35,266
152,000	e	Nichias Corp	567
130,900	e	Nifco, Inc	2,612
35,000	*	Nitta Corp	538
83,309	*	NOK Corp	1,242
86,401	e	Nokian Renkaat Oyj	2,014
32,880		Nolato AB (B Shares)	258
69,000	e	Okamoto Industries, Inc	264
3,023,611		Pirelli & C S.p.A.	1,619
33,471		Puma AG. Rudolf Dassler Sport	11,115
991,240		Sealed Air Corp	19,458
52,000		Sekisui Jushi Corp	456
420,000	*	Sekisui Plastics Co Ltd	1,811
22,145		Semperit AG. Holding	838
189,384	*,e	Skechers U.S.A., Inc (Class A)	3,246
186,055	e	Spartech Corp	2,004
4,715,321		SSL International plc	48,229
892,221	e	Sumitomo Bakelite Co Ltd	4,731
231,884		Sumitomo Rubber Industries, Inc	2,188
43,000	e	Takiron Co Ltd	126
202,011	e	Titan International, Inc	1,798
51,300	e	Tokai Rubber Industries, Inc	566
243,000		Toyo Tire & Rubber Co Ltd	585
78,408	*,e	Trex Co, Inc	1,427
381,422		Tupperware Corp	15,226
58,695		Uponor Oyj	977

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,074		Viscofan S.A.	$1,947
6,570,000	*	Wai Chun Mining Industry Group Co Ltd	147
161,770	e	West Pharmaceutical Services, Inc	6,569
238,000	*	Yokohama Rubber Co Ltd	1,169

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	396,847

SECURITY AND COMMODITY BROKERS - 2.56%
51,748		ABC Arbitrage	510
510,000	e	ABG Sundal Collier ASA	636
121,443		AGF Management Ltd	1,945
39,700		Aizawa Securities Co Ltd	92
784,952		Ameriprise Financial, Inc	28,517
251,853	*	Artio Global Investors, Inc	6,586
286,882		Australian Stock Exchange Ltd	8,909
21,401		Avanza AB	442
114,499		Azimut Holding S.p.A.	1,447
116,380		Banca Finnat Euramerica S.p.A.	112
120,345	e	BlackRock, Inc	26,093
91,145		Bolsas y Mercados Espanoles	3,549
46,503	*	Boursorama	550
373,624	*,e	Broadpoint Securities Group, Inc	3,116
994,240		Broadridge Financial Solutions, Inc	19,984
83,618		BT Investment Management Ltd	214
443,000		Bursa Malaysia BHD	1,046
188,271		Calamos Asset Management, Inc (Class A)	2,459
57,705	*	Canaccord Capital, Inc	550
1,275,000		Capital Securities Corp	662
5,504,964		Charles Schwab Corp	105,420
934,000	e	China Everbright Ltd	2,123
213,450	e	Close Brothers Group PLC	2,715
274,140		CME Group, Inc	84,487
83,600	e	Cohen & Steers, Inc	2,006
230,151	e	Count Financial Ltd	315
4,339,666		Credit Suisse Group	240,789
676,439		Cromwell Group	412
29,100	e,m	D Carnegie AB	74
18,757		DAB Bank AG.	102
148,750		Daewoo Securities Co Ltd	2,721
1,560		Daishin Securities Co Ltd	21
1,660,146		Daiwa Securities Group, Inc	8,563
114,722	*	DeA Capital S.p.A.	272
1,212,330	e	Deutsche Boerse AG.	99,081
13,061	e	Diamond Hill Investment Group, Inc	757
127,620	e	Duff & Phelps Corp	2,445
77,056	*	Dundee Corp	803
56,970	e	DundeeWealth, Inc	646

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,181,750	*	E*Trade Financial Corp	$73,818
356,774	e	Eaton Vance Corp	9,986
275,212		Egyptian Financial Group-Hermes Holding	1,503
59,039	e	Epoch Holding Corp	517
61,448	e	Evercore Partners, Inc (Class A)	1,796
230,279	e	Evolution Group plc	504
482,835	e	F&C Asset Management plc	598
78,893	*,e	FBR Capital Markets Corp	468
178,918	*,e	FCStone Group, Inc	862
266,161	e	Federated Investors, Inc (Class B)	7,019
141,456	e	Fifth Street Finance Corp	1,546
490,304		Franklin Resources, Inc	49,325
140,593	e	GAGFAH S.A.	1,557
38,753	e	GAMCO Investors, Inc (Class A)	1,771
475,161	e	GFI Group, Inc	3,435
16,748		Gluskin Sheff + Associates, Inc	313
70,594		GMP Capital, Inc	897
3,912,318		Goldman Sachs Group, Inc	721,235
36,329		Gottex Fund Management Holdings Ltd	365
62,821		Greenhill & Co, Inc	5,628
292,450		Hana Financial Group, Inc	10,077
85,592		Hellenic Exchanges S.A.	1,087
1,884,220	e	Hong Kong Exchanges and Clearing Ltd	34,159
179,027		Hyundai Securities Co	2,492
512,134		ICAP plc	3,460
203,000	e	Ichiyoshi Securities Co Ltd	1,393
219,574	e	IGM Financial, Inc	8,708
9,368		Indiabulls Financial Services Ltd	37
412,920		Indiabulls Real Estate Ltd	2,333
125,988	*	Interactive Brokers Group, Inc (Class A)	2,503
713,648	*	IntercontinentalExchange, Inc	69,359
29,827	*,e	International Assets Holding Corp	492
1,485,208		Invesco Ltd	33,803
305,346	*	Investment Technology Group, Inc	8,525
621,723		IOOF Holdings Ltd	2,792
1,104,900		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,916
17,400		Iwai Securities Co Ltd	142
1,181,673		Janus Capital Group, Inc	16,756
351,622	*	Jefferies Group, Inc	9,575
85,821	e	JMP Group, Inc	829
459	e	kabu.com Securities Co Ltd	555
181,228	*	KBW, Inc	5,839
3,486,000		KGI Securities Co Ltd	1,876
7,723,701		Kim Eng Holdings Ltd	10,966
1,256	*,e	KK DaVinci Advisors	125
588,775	*,e	Knight Capital Group, Inc (Class A)	12,806

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44,060		Korea Investment Holdings Co Ltd	$1,309
2,662,130		Kowloon Development Co Ltd	2,714
348,935	*,e	LaBranche & Co, Inc	1,186
272,769	e	Lazard Ltd (Class A)	11,268
6,193,072		Legal & General Group plc	8,690
1,838,464	e	Legg Mason, Inc	57,048
244,242	e	London Stock Exchange Group plc	3,341
327,241		Macquarie Group Ltd	16,972
1,707,230		Man Group plc	9,036
161,100	*	MarketAxess Holdings, Inc	1,941
68,400	e	Marusan Securities Co Ltd	419
141,000	e	Matsui Securities Co Ltd	1,150
1,203,020	*,e	MF Global Ltd	8,746
27,416		Mirae Asset Securities Co Ltd	1,638
50,000	e	Mito Securities Co Ltd	120
461,000	e	Mizuho Investors Securities Co Ltd	472
1,253	e	Monex Beans Holdings, Inc	454
8,147,897		Morgan Stanley	251,606
73,801	*	Morningstar, Inc	3,584
805,838	*	Nasdaq Stock Market, Inc	16,963
45,214		NeoNet AB	113
4,355,966	e	Nomura Holdings, Inc	26,835
111,996		Nordnet AB (Series B)	373
790,121	e	NYSE Euronext	22,827
189,000		Okasan Holdings, Inc	842
61,809	e	Oppenheimer Holdings, Inc	1,505
299,467		optionsXpress Holdings, Inc	5,175
132,283	*,e	Penson Worldwide, Inc	1,288
517,000	*,m	Peregrine Investment Holdings	0	^
84,218	e	Perpetual Trustees Australia Ltd	2,908
111,501	*,e	Piper Jaffray Cos	5,321
301,893	e	Platinum Asset Mangement Ltd	1,444
8,169,585		Polaris Securities Co Ltd	4,816
37,174	*,e	Pzena Investment Management, Inc (Class A)	304
486,080		Raymond James Financial, Inc	11,316
118,801		Reliance Capital Ltd	2,267
20,412		Renta 4 S.A.	158
995,029		RMB Holdings Ltd	3,619
60,170		Samsung Securities Co Ltd	3,508
104,162	e	Sanders Morris Harris Group, Inc	616
151,715		Schroders plc	2,650
748,469		SEI Investments Co	14,730
285,000		Shenyin Wanguo HK Ltd	130
1,392,789	e	Shinko Securities Co Ltd	5,074
1,598,901		Singapore Exchange Ltd	9,557
1,106,164	f	Spark Infrastructure Group	1,137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

999		Sparx Group Co Ltd	$107
84,215	e	Sprott, Inc	314
148,261	*,e	Stifel Financial Corp	8,140
682,000		Sun Hung Kai & Co Ltd	516
294,356		Suramericana de Inversiones S.A.	3,836
9,351		Swissquote Group Holding S.A.	492
170,554	e	SWS Group, Inc	2,456
778,492	e	T Rowe Price Group, Inc	35,577
304,000		Tai Fook Securities Group Ltd	112
170,000	e	Takagi Securities Co Ltd	312
1,738,765	*	TD Ameritrade Holding Corp	34,115
613	e,m	Teton Advisors, Inc	0	^
145,535	*,e	Thomas Weisel Partners Group, Inc	777
175,285	e	TMX Group, Inc	5,879
379,000	e	Tokai Tokyo Securities Co Ltd	1,195
86,991		Tong Yang Investment Bank	967
82,000		Toyo Securities Co Ltd	170
6,829		Union Financiere de France BQE S.A.	260
2,303,565		UOB-Kay Hian Holdings Ltd	2,469
68,827	e	US Global Investors, Inc (Class A)	849
8,471	e	Value Line, Inc	261
94,978	*	Vostok Nafta Investment Ltd	350
4,652		VZ Holding AG.	338
260,910		Waddell & Reed Financial, Inc (Class A)	7,423
8,715	*	Westpac Funds Management Ltd	661
27,318	e	Westwood Holdings Group, Inc	948
103,770		Woori Investment & Securities Co Ltd	1,475

		TOTAL SECURITY AND COMMODITY BROKERS	2,424,088

SOCIAL SERVICES - 0.01%
116,684	*	Capital Senior Living Corp	712
95,794		Care UK plc	578
1,123,992	e	Gunns Ltd	1,195
13,336		Korian	370
6,486	*,e	Nobel Learning Communities, Inc	61
69,360	*	Providence Service Corp	809
154,514	*	Res-Care, Inc	2,195
423,627		Ryman Healthcare Ltd	560
201,078	*,e	Southern Cross Healthcare Ltd	427
43,700	e	TEMP HOLDINGS CO Ltd	396

		TOTAL SOCIAL SERVICES	7,303

SPECIAL TRADE CONTRACTORS - 0.07%
21,393	e	Alico, Inc	629
177,670	*,e	AsiaInfo Holdings, Inc	3,548
10,072		Bauer AG.	423

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

242,062	*	Cape plc	$992
111,442	e	Chemed Corp	4,891
27,900	e	Chudenko Corp	461
247,056	e	Comfort Systems USA, Inc	2,863
187,800	e	COMSYS Holdings Corp	2,059
58,200		Daimei Telecom Engineering Corp	574
229,485	*	Dycom Industries, Inc	2,823
312,426		eaga plc	723
423,675	*	EMCOR Group, Inc	10,727
40,200		Hibiya Engineering Ltd	375
55,873	e	Homeserve plc	1,422
206,954	*,e	Insituform Technologies, Inc (Class A)	3,961
58,645	*	Integrated Electrical Services, Inc	472
123,000	e	Kandenko Co Ltd	851
135,495		Kinden Corp	1,134
103,900		Kyowa Exeo Corp	1,020
40,000		Kyudenko Corp	254
109,674	*	Layne Christensen Co	3,515
408,700		Metalurgica Gerdau S.A.	6,840
608,146	*,e	Quanta Services, Inc	13,458
82,000		Sanki Engineering Co Ltd	688
6,500		Secom Techno Service Co Ltd	175
94,721		Severfield-Rowen plc	270
317,179	e	Spice plc	416
132,000		Taihei Kogyo Co Ltd	404
59,300		Taikisha Ltd	797
97,000	e	Takasago Thermal Engineering Co Ltd	842
590,146	*,b	Timbercorp Ltd	23
63,000		Toenec Corp	390
67,000		Yurtec Corp	438

		TOTAL SPECIAL TRADE CONTRACTORS	68,458

STONE, CLAY, AND GLASS PRODUCTS - 0.60%
3,235,611		3M Co	238,787
930,608		Ambuja Cements Ltd	1,928
545,835	e	Anhui Conch Cement Co Ltd	3,638
172,073	e	Apogee Enterprises, Inc	2,585
2,961,081		Asahi Glass Co Ltd	23,916
1,998,682		Asia Cement Corp	2,238
136,203		Associated Cement Co Ltd	2,322
595,130	e	Boral Ltd	3,197
266,869		Bradespar S.A.	4,911
111,418		Buzzi Unicem S.p.A RSP	1,198
97,946	e	Buzzi Unicem S.p.A.	1,691
127,979	*	Cabot Microelectronics Corp	4,461
95,888	e	CARBO Ceramics, Inc	4,943

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,534		Cementir S.p.A.	$311
392,745		Cementos Argos S.A.	2,248
13,548	e	Cementos Portland Valderrivas S.A.	707
11,297,226	*	Cemex S.A. de C.V.	14,631
274,000		Central Glass Co Ltd	1,218
187,862	e	Cimpor Cimentos de Portugal S.A.	1,552
285,988	*,e	Coal of Africa Ltd	560
320,192	*	Cookson Group plc	2,104
1,442,535		CRH plc	39,906
50,528		CRH plc (IRELAND)	1,403
1,905	*	Daldrup & Soehne AG.	66
6,116		Dyckerhoff AG.	381
135,874		Eagle Materials, Inc	3,883
796,598		Egypt Kuwait Holding Co	1,912
74,954	e	FLSmidth & Co AS	4,081
529,408		Gentex Corp	7,491
7,440,000		Goldsun Development & Construction Co Ltd	3,853
12,876		GranitiFiandre S.p.A.	71
35,388		Grasim Industries Ltd	2,040
1,088,603	e	Grupo Carso S.A. de C.V. (Series A1)	3,561
689		H+H International AS	30
783		HeidelbergCement AG.	51
422,955		Holcim Ltd	29,019
169,235	e	Industrias Penoles S.A. de C.V.	2,835
442,327		Inversiones Argos S.A.	3,689
18,116		Italcementi S.p.A.	279
11,270		Italmobiliare S.p.A.	552
21,421		Italmobiliare S.p.A. RSP	677
651,953		Jaiprakash Associates Ltd	3,219
703,537	*	James Hardie Industries NV	4,878
49,000		Krosaki Harima Corp	86
707,920		Lafarge Malayan Cement BHD	1,282
161,617	e	Lafarge S.A.	14,462
206,000		Luks Group Vietnam Holdings Ltd	106
210,547		Marshalls plc	420
137,582	e	Martin Marietta Materials, Inc	12,667
288,855	e	Morgan Crucible Co plc	794
297,632		NGK Insulators Ltd	6,897
20,000		Nichiha Corp	135
131,000		Nihon Yamamura Glass Co Ltd	438
423,117	e	Nippon Sheet Glass Co Ltd	1,414
110,000	*,e	Noritake Co Ltd	339
451,383	*,e	Owens Corning, Inc	10,134
1,233,566	*	Owens-Illinois, Inc	45,518
25,072		Pargesa Holding S.A.	2,165
23,100	e	Pigeon Corp	919

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

585,380		Pretoria Portland Cement Co Ltd	$2,642
3,560,400		PT Indocement Tunggal Prakarsa Tbk	3,905
3,244,000		PT Semen Gresik Persero Tbk	2,115
28,386		Sa des Ciments Vicat	2,174
4,800		Siam Cement PCL	32
342,200		Siam Cement PCL reg	2,284
3,206		Sika AG.	4,328
6,018		STO AG.	456
659,193	e	Sumitomo Osaka Cement Co Ltd	1,248
972,220	e	Taiheiyo Cement Corp	1,300
3,567,965		Taiwan Cement Corp	4,007
1,031,022		Taiwan Glass Industrial Corp	818
1,454,000	*	TCC International Holdings Ltd	659
8,761		Titan Cement Co S.A.	303
176,951	e	Toto Ltd	1,108
427,401	*	Turk Sise ve Cam Fabrikalari AS	455
217,249	*,e	US Concrete, Inc	376
128,160	*,e	USG Corp	2,202
529		Vetropack Holding AG.	901
137,998	e	Wienerberger AG.	2,847
852,000		Xinyi Glass Holdings Co Ltd	598
29,932		Zignago Vetro S.p.A.	169

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	565,726

TEXTILE MILL PRODUCTS - 0.05%
156,331	e	Albany International Corp (Class A)	3,033
365,973	e	Alfa S.A. de C.V. (Class A)	1,769
178,000		Atsugi Co Ltd	240
92,652		Cheil Industries, Inc	4,018
153,000	e	Daiwabo Co Ltd	636
5,670,415		Far Eastern Textile Co Ltd	6,650
775,220		Formosa Taffeta Co Ltd	518
36,861		Hyosung Corp	2,118
248,218		Interface, Inc (Class A)	2,060
91,000	e	Japan Wool Textile Co Ltd	689
326,000	e	Kurabo Industries Ltd	679
421,000	e,m	Li Heng Chemical Fibre Technologies Ltd	117
238,292	*,e	Mohawk Industries, Inc	11,364
25,340	e	Nisshinbo Industries, Inc	270
238,000		Nitto Boseki Co Ltd	469
100,555	e	Oxford Industries, Inc	1,981
1,416,000		Pacific Textile Holdings Ltd	493
511,000	*	Ruentex Industries Ltd	668
654,930	e	Seiren Co Ltd	4,297
907,981		Teijin Ltd	2,832
496,000		Texwinca Holdings Ltd	392

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

484,000		Unitika Ltd	$431
713,000	*	Victory City International Hlds	106

		TOTAL TEXTILE MILL PRODUCTS	45,830

TOBACCO PRODUCTS - 1.14%
10,832,407		Altria Group, Inc	192,925
155,376		Australian Agricultural Co Ltd	199
161,700		British American Tobacco Malaysia BHD	2,058
4,006,460		British American Tobacco plc	125,689
696,265		Fortune Brands, Inc	29,925
3,480,612	e	Huabao International Holdings Ltd	3,732
1,483,407		Imperial Tobacco Group plc	42,862
1,437,093		ITC Ltd	6,962
6,037		Japan Tobacco, Inc	20,714
1,146,240		Lorillard, Inc	85,166
11,082,990		Philip Morris International, Inc	540,185
138,835		Souza Cruz S.A.	4,875
629,761	e	Swedish Match AB	12,647
148,085	e	Universal Corp	6,193
185,336	e	Vector Group Ltd	2,888

		TOTAL TOBACCO PRODUCTS	1,077,020

TRANSPORTATION BY AIR - 0.44%
34,861	*	ACE Aviation Holdings, Inc (Class A)	164
38,697		Aegean Airlines S.A.	248
232,158	*	AER Lingus	255
146,225	e	Aeroports de Paris	13,158
70,496	*	Air Berlin plc	385
5,620,600		Air China Ltd	3,242
105,675	e	Air France-KLM	1,921
51,196	*,e	Air Methods Corp	1,667
2,131,780		Air New Zealand Ltd	1,863
343,714	*	Air Transport Services Group, Inc	1,189
2,827,100	*	AirAsia BHD	1,144
589,484	*,e	Airtran Holdings, Inc	3,684
214,943	*,e	Alaska Air Group, Inc	5,758
140,075	*,e,m	Alitalia S.p.A.	91
563,008	*,e	All Nippon Airways Co Ltd	1,618
76,565	*,e	Allegiant Travel Co	2,916
1,186,790	*	AMR Corp	9,435
94,866	*	Atlas Air Worldwide Holdings, Inc	3,033
628,243		Auckland International Airport Ltd	844
703,499		BBA Aviation plc	1,780
2,362,000	*	Beijing Capital International Airport Co Ltd	1,469
164,382	*,e	Bristow Group, Inc	4,881
3,679,196	e	British Airways plc	12,965

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,191,504		Cathay Pacific Airways Ltd	$3,461
1,848,127	*	China Airlines	618
1,355,914	*,e	Continental Airlines, Inc (Class B)	22,291
271,152		Copa Holdings S.A. (Class A)	12,064
6,136,252	*,e	Delta Air Lines, Inc	54,981
244,329	*	easyJet plc	1,481
1,286,382	*	Eva Airways Corp	506
1,909,169		FedEx Corp	143,607
69,408		Finnair Oyj	420
17,852	e	Flughafen Wien AG.	927
4,996		Flughafen Zuerich AG.	1,456
191,464	*,b,m	FLYi, Inc	1
5,007	e	Fraport AG. Frankfurt Airport Services Worldwide	266
1,035,854	*	Gemina S.p.A.	999
607,493	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,744
433,447	*	Hawaiian Holdings, Inc	3,580
40,000		Hong Kong Aircraft Engineerg	478
121,817		Iberia Lineas Aereas de Espana	379
713,705	*,e	Japan Airlines Corp	1,050
2,088,746	*,e	JetBlue Airways Corp	12,491
89,858	*	Korean Air Lines Co Ltd	3,661
277,955		Lan Airlines S.A.	3,615
3,137,680		Macquarie Airports	7,861
499,066		Malaysian Airline System BHD	430
28,250	*	Norwegian Air Shuttle AS	558
74,632	*	PHI, Inc	1,514
3,511,100		Qantas Airways Ltd	8,859
185,866	*,e	Republic Airways Holdings, Inc	1,734
70,774	*	Ryanair Holdings plc	353
44,700	*	Ryanair Holdings plc (ADR)	1,298
96	*,m	SAir Group	0	^
1,195,915	*,e	SAS AB	849
23,664		SAVE S.p.A.	202
136,272		Singapore Airlines Ltd	1,333
724,328		Singapore Airport Terminal Services Ltd	1,162
325,416		Skywest, Inc	5,395
2,814,225		Southwest Airlines Co	27,017
712,108	e	UAL Corp	6,566
868,139	*,e	US Airways Group, Inc	4,080
1,753,101	*,e	Virgin Blue Holdings Ltd	665

		TOTAL TRANSPORTATION BY AIR	413,662

TRANSPORTATION EQUIPMENT - 2.75%
139,169		A.O. Smith Corp	5,302
221,465	*,e	AAR Corp	4,859
23,074		Accell Group	1,098

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,772	*	Aerovironment, Inc	$1,791
59,600	*	Aisan Industry Co Ltd	432
500,175	*	Aisin Seiki Co Ltd	12,203
53,400	e	Akebono Brake Industry Co Ltd	393
2,438,223	e	American Axle & Manufacturing Holdings, Inc	17,263
62,711	e	American Railcar Industries, Inc	665
109,218	*,e	Amerigon, Inc (Class A)	803
398,870	e	ArvinMeritor, Inc	3,119
122,182	*	ATC Technology Corp	2,414
2,296,457		Austal Ltd	5,267
926,508	e	Autoliv, Inc	31,131
6,924,973		BAE Systems plc	38,647
705,239	e	Bayerische Motoren Werke AG.	34,005
7,594		Bayerische Motoren Werke AG. (Preference)	253
363,074	*,e	BE Aerospace, Inc	7,312
41,922	e	Beneteau S.A.	723
3,632,140		Boeing Co	196,681
3,034,191	e	Bombardier, Inc	14,085
32,128		Brembo S.p.A.	267
506,645	e	Brunswick Corp	6,070
196,000	*	BW Offshore Ltd	225
967,058	e	Calsonic Kansei Corp	2,736
18,860	*	Carraro S.p.A	76
2,518,000		China South Locomotive and Rolling Stock Corp	1,465
257,157		Clarcor, Inc	8,064
424,463		Cobham plc	1,485
146,297	*	Cogo Group, Inc	895
11,359		Compagnie Plastic-Omnium S.A.	307
3,455		Construcciones y Auxiliar de Ferrocarriles S.A.	1,759
692,851	e	Cosco Corp Singapore Ltd	590
508,030		CSBC Corp Taiwan	504
116,811		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,705
31,548	e	Daihatsu Motor Co Ltd	322
4,151,269		DaimlerChrysler AG. (EUR)	209,003
551,278	*,e	Dana Holding Corp	3,754
1,270,113	*,e	Denso Corp	37,354
7,776,000	e	Denway Motors Ltd	3,462
37,684		Doosan Heavy Industries and Construction Co Ltd	2,156
64,070	*,e	Dorman Products, Inc	962
65,064	e	Ducommun, Inc	1,230
41,374		Elbit Systems Ltd	2,801
33,866		ElringKlinger AG.	695
761,595		Empresa Brasileira de Aeronautica S.A.	4,406
983,230	e	European Aeronautic Defence and Space Co	22,079
48,200	*,e	Exedy Corp	1,062
9,620		Faiveley S.A.	827

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,700		FCC Co Ltd	$1,075
79,724	*,e	Federal Mogul Corp (Class A)	962
287,483	e	Federal Signal Corp	2,067
105,075	e	Fiat S.p.A.	1,352
105,640		Fleetwood Corp Ltd	815
477,023	*	Force Protection, Inc	2,605
16,356,153	*	Ford Motor Co	117,928
69,067	e	Freightcar America, Inc	1,678
65,239	*,e	Fuel Systems Solutions, Inc	2,348
1,174,000	e	Fuji Heavy Industries Ltd	4,564
151,100	*,e	Futaba Industrial Co Ltd	633
6,615,000	e	Geely Automobile Holdings Ltd	1,801
257,312	*,e	GenCorp, Inc	1,379
2,077,668		General Dynamics Corp	134,218
50,704	*	GenTek, Inc	1,929
604,011		Genuine Parts Co	22,989
4,111	e	Georg Fischer AG.	1,078
313,000		Giant Manufacturing Co Ltd	846
1,941,343		GKN plc	3,528
1,385,998		Goodrich Corp	75,315
84,246	e	Greenbrier Cos, Inc	987
139,497	e	Group 1 Automotive, Inc	3,745
23,835		Haldex AB	221
169,585		Hampson Industries plc	197
1,176,301	e	Harley-Davidson, Inc	27,055
340,963		Harsco Corp	12,073
115,334	e	Heico Corp	5,001
107,377		Hero Honda Motors Ltd	3,733
298,967	*	Hino Motors Ltd	1,136
3,530,780	*,e	Honda Motor Co Ltd	108,757
5,463,553		Honeywell International, Inc	202,972
268,000		Hong Leong Asia Ltd	409
49,070		Hyundai Heavy Industries	7,496
13,440		Hyundai Mipo Dockyard	1,420
79,190		Hyundai Mobis	11,123
201,781		Hyundai Motor Co	19,095
48,790		Hyundai Motor Co Ltd Preference	1,694
203,045		IMMSI S.p.A.	254
26,310	e	Indus Holding AG.	448
3,968,100	*	Isuzu Motors Ltd	8,399
188,022		Japan Tecseed Co Ltd	1,005
28,000	e	Japan Vilene Co Ltd	157
297,590		Jardine Cycle & Carriage Ltd	5,134
346,000		Jaya Holdings Ltd	113
327,843	e	JTEKT Corp	3,820
153,387		Kaman Corp	3,371

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,600	e	Kanto Auto Works Ltd	$338
955,646	e	Kawasaki Heavy Industries Ltd	2,427
2,706,280		Keppel Corp Ltd	15,562
60,000		Kinki Sharyo Co Ltd	548
133,000	e	Koito Manufacturing Co Ltd	1,845
600	*,b	Lear Corp	0	^
71,598		Linamar Corp	953
49,483	*,e	LMI Aerospace, Inc	496
2,069,783		Lockheed Martin Corp	161,610
459,869		Magna International, Inc (Class A)	19,554
168,454	*	Magna International, Inc (Class A)	7,179
222,468		Mahindra & Mahindra Ltd	4,084
46,885		MAN AG.	3,870
90,043		Maruti Udyog Ltd	3,185
393,185	*,e	Mazda Motor Corp	880
1,192,863		Meggitt plc	4,444
21,323		Mekonomen AB	392
27,768		Metka S.A.	357
51,130	*,e	Miller Industries, Inc	562
74,000		Mitsuba Corp	341
2,275,000	*,e	Mitsubishi Motors Corp	3,751
3,463,988	e	Mitsui Engineering & Shipbuilding Co Ltd	8,991
87,600	e	Modec, Inc	1,792
83,021		MTU Aero Engines Holding AG.	3,931
25,000	*	Musashi Seimitsu Industry Co Ltd	478
129,000	e	Nabtesco Corp	1,539
66,700		Namura Shipbuilding Co Ltd	402
451,289	*	Navistar International Corp	16,887
361,052	e	NHK Spring Co Ltd	2,980
63,000		Nippon Seiki Co Ltd	716
126,000		Nippon Sharyo Ltd	811
76,000		Nissan Shatai Co Ltd	610
51,000		Nissin Kogyo Co Ltd	744
848,000	*,m	Norstar Founders Group Ltd	1
640,951		Novatek Microelectronics Corp Ltd	1,515
1,024,194	e	NSK Ltd	6,355
357,799	*	Orbital Sciences Corp	5,356
775,644		Oshkosh Truck Corp	23,991
1,454,025	e	Paccar, Inc	54,831
20,392		Peugeot S.A.	622
196,290	e	Piaggio & C S.p.A.	427
114,116		Pixart Imaging, Inc	1,015
152,811		Polaris Industries, Inc	6,232
505,556		Porsche AG.	39,765
29,057	e	Portec Rail Products, Inc	276
137,000		Press Kogyo Co Ltd	275

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

434,102	e	Renault S.A.	$20,242
58,245		Rieter Holding AG.	13,191
106,000		Riken Corp	384
1,369,240		Rolls-Royce Group plc	10,302
6,994		Rosenbauer International AG.	317
88,847	e	Saab AB (Class B)	1,064
231,400		Samsung Heavy Industries Co Ltd	5,028
161,000		Sanden Corp	457
136,000	e	Sasebo Heavy Industries Co Ltd	282
42,492	e	Scania AB (B Shares)	527
4,148,059		SembCorp Marine Ltd	9,364
754,920		Senior PLC	745
57,816	e	Shimano, Inc	2,499
65,800	e	Showa Corp	402
771,134	e	Singapore Technologies Engineering Ltd	1,505
971,000		Sinotruk Hong Kong Ltd	1,125
40,568		Sogefi S.p.A.	96
180,538	e	Spartan Motors, Inc	928
500,056	*,e	Spirit Aerosystems Holdings, Inc (Class A)	9,031
112,266	*,e	Standard Motor Products, Inc	1,706
50,564		STX Shipbuilding Co Ltd	624
438,575	e	Sumitomo Precision Products Co Ltd	1,622
124,126	e	Superior Industries International, Inc	1,763
647,553	e	Suzuki Motor Corp	15,113
33,700		Tachi-S Co Ltd	283
43,200	*,e	Takata Corp	790
228,640		Tata Motors Ltd	2,810
270,971	*	Tenneco, Inc	3,533
648,628	e	Thales S.A.	32,177
137,327	e	Thor Industries, Inc	4,250
27,239	*,e	Todd Shipyards Corp	448
72,400	*,e	Tokai Rika Co Ltd	1,299
982,053	e	Tomkins PLC	2,960
274,000		Topy Industries Ltd	604
37,000	e	Toyo Electric Manufacturing Co Ltd	346
126,146	e	Toyoda Gosei Co Ltd	3,689
58,900	*,e	Toyota Auto Body Co Ltd	1,148
25,473	*,e	Toyota Industries Corp	700
4,540,137		Toyota Motor Corp	180,565
191,492	*	TransDigm Group, Inc	9,538
353,181	e	Trelleborg AB (B Shares)	2,042
11,321		Trigano S.A.	232
247,758	e	Trinity Industries, Inc	4,259
93,482	e	Triumph Group, Inc	4,486
678,887	*,e	TRW Automotive Holdings Corp	11,371
78,500		TS Tech Co Ltd	1,388

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,455	e	Umeco PLC	$226
31,200	e	Unipres Corp	443
4,356,427		United Technologies Corp	265,438
146,866	e	Valeo S.A.	3,865
48,883	e	Volkswagen AG.	8,035
223,418		Volkswagen AG. (Preference)	26,021
54,603	e	Volvo AB (A Shares)	490
142,125	e	Volvo AB (B Shares)	1,315
340,000		Weichai Power Co Ltd	1,792
145,702	e	Westinghouse Air Brake Technologies Corp	5,468
147,974	*,e	Winnebago Industries, Inc	2,177
65,163	*	Wonder Auto Technology, Inc	782
144,443	e	Yamaha Motor Co Ltd	1,781
918,258		Yulon Motor Co Ltd	1,055
57,432	e	Zodiac S.A.	2,278

		TOTAL TRANSPORTATION EQUIPMENT	2,604,953

TRANSPORTATION SERVICES - 0.19%
517,135		All America Latina Logistica S.A.	3,987
94,870	e	Ambassadors Group, Inc	1,485
100,167	e	Autostrada Torino-Milano S.p.A.	1,288
1,004,299		Autostrade S.p.A.	24,352
731,231	e	CH Robinson Worldwide, Inc	42,230
3,964,000		China Travel International Inv HK	783
27,587		Cintra Concesiones de Infraestructuras de Transporte S.A.	321
21,612		Clarkson plc	296
194,000		CWT Ltd	90
36,808		D/S Norden	1,389
250,676		Deutsche Lufthansa AG.	4,442
2,566		Dfds AS	180
87,100	*,e	Dynamex, Inc	1,422
751,166	e	Expeditors International Washington, Inc	26,403
71,824	e	Flight Centre Ltd	947
154,376		Freightways Ltd	342
176,592	e	GATX Corp	4,936
37,400	*	HIS Co Ltd	772
7,585		Hopewell Highway Infrastructure Ltd	5
266,179	*	Hub Group, Inc (Class A)	6,082
195,202	*,e	Interval Leisure Group, Inc	2,436
34,100	e	Kintetsu World Express, Inc	798
3,454		Kuoni Reisen Holding	1,283
640,000	*	Macau Success Ltd	28
78,950		Mainfreight Ltd	303
39,104		Oesterreichische Post AG.	1,082
215,888	*	Orbitz Worldwide, Inc	1,334
199,102	e	Pacer International, Inc	769

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,360		Panalpina Welttransport Holding AG.	$1,434
3,555,300		PLUS Expressways BHD	3,421
162,000	e	Senko Co Ltd	677
1,137,000		Sincere Navigation	1,275
60,800		Societa Iniziative Autostradali e Servizi S.p.A.	538
20,800		Toho Real Estate Co Ltd	120
1,620,772	e	Toll Holdings Ltd	12,197
19,691	e	TUI AG.	203
54,059	*	Universal Travel Group	697
1,748,786		UTI Worldwide, Inc	25,322
129,762		Wincanton PLC	490
18,100	e	Yusen Air & Sea Service Co Ltd	234

		TOTAL TRANSPORTATION SERVICES	176,393

TRUCKING AND WAREHOUSING - 0.43%
154,941	e	Arkansas Best Corp	4,639
27,800	e	ASKUL Corp	604
101,856	*	Big Yellow Group plc	610
198,827	*	Celadon Group, Inc	2,249
370,514		Con-way, Inc	14,198
2,044,312		Deutsche Post AG.	38,292
285,130	e	DSV AS	5,084
143,073	e	Forward Air Corp	3,312
302,000	e	Fukuyama Transporting Co Ltd	1,612
266,749	e	Heartland Express, Inc	3,841
57,600	e	Hitachi Transport System Ltd	801
334,654	e	J.B. Hunt Transport Services, Inc	10,752
143,000		Keppel Telecommunications & Transportation Ltd	147
1,148,758		Kerry Properties Ltd	6,144
373,201	e	Landstar System, Inc	14,204
83,220	*	Marten Transport Ltd	1,420
115,000		Maruzen Showa Unyu Co Ltd	397
76,049	e	Mitsubishi Logistics Corp	921
112,000	e	Mitsui-Soko Co Ltd	425
98,460		Mullen Group Ltd	1,450
92,813	e	Neopost S.A.	8,330
2,811,883		Nippon Express Co Ltd	11,434
93,000	e	Nippon Konpo Unyu Soko Co Ltd	1,109
3,154	e	Norbert Dentressangle	203
157,698	*,e	Old Dominion Freight Line	4,799
8,164	*,e	Patriot Transportation Holding, Inc	616
8,018		Piraeus Port Authority	159
92,606	*,e	Saia, Inc	1,489
398,000		Sankyu, Inc	1,716
304,000		Seino Holdings Corp	2,631
49,000	e	Shibusawa Warehouse Co Ltd	186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,000	e	Sumitomo Warehouse Co Ltd	$711
1,376,184		TNT NV	36,934
94,156		TransForce, Inc	743
3,439,444		United Parcel Service, Inc (Class B)	194,225
44,609	e	Universal Truckload Services, Inc	736
41,950	*,e	USA Truck, Inc	533
105	e	VANTEC CORP	146
254,121	e	Werner Enterprises, Inc	4,734
1,129,599		Yamato Transport Co Ltd	18,561
314,720	*,e	YRC Worldwide, Inc	1,401

		TOTAL TRUCKING AND WAREHOUSING	402,498

WATER TRANSPORTATION - 0.24%
157,158	e	Alexander & Baldwin, Inc	5,043
56,594	*,e	American Commercial Lines, Inc	1,648
109,926		Anek Lines S.A.	140
177		AP Moller - Maersk AS (Class A)	1,183
400		AP Moller - Maersk AS (Class B)	2,752
5,119,474	e,m	Babcock & Brown Infrastructure Group	239
56,967	e	Bourbon S.A.	2,626
1,588,289		Carnival Corp	52,858
33,720	e	Carnival plc	1,149
469,000		CH Offshore Ltd	230
4,405,300	*,e	China Shipping Container Lines Co Ltd	1,603
1,670,000	e	China Shipping Development Co Ltd	2,112
292,000		Chu Kong Shipping Development	44
14,966		Compagnie Maritime Belge S.A.	461
3,068,875	e	COSCO Holdings	3,675
84,090		D/S Torm AS	843
127,000	e	Daiichi Chuo Kisen Kaisha	286
135,000	e	Danaos Corp	682
221,500		Deep Sea Supply plc	344
244,242	e	DHT Maritime, Inc	918
39,800		DOF ASA	244
301,305	*,e	Eagle Bulk Shipping, Inc	1,546
87,000	*	Eitzen Chemical ASA	33
58,605		Euronav NV	1,262
555,000	*	Evergreen International Storage & Transport Corp	503
1,196,222		Evergreen Marine Corp Tawain Ltd	688
1,555,000	*	Ezra Holdings Ltd	2,075
48,797	e	Forth Ports PLC	942
198,723		Frontline Ltd	4,648
64,700	e	Frontline Ltd (Norway)	1,504
129,788	e	Genco Shipping & Trading Ltd	2,697
238,017	e	General Maritime Corp	1,842
163,829		Golar LNG Ltd	1,812

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,900	e	Golar LNG Ltd (Norway)	$429
108,992	*	Gulfmark Offshore, Inc	3,568
649,862	e	Hamburger Hafen und Logistik AG.	29,281
66,844		Hanjin Shipping Co Ltd	1,166
189,195	e	Horizon Lines, Inc (Class A)	1,201
117,708	*,e	Hornbeck Offshore Services, Inc	3,244
124,500	e	Iino Kaiun Kaisha Ltd	602
3,680,700		International Container Term Services, Inc	1,709
38,381		International Shipholding Corp	1,183
29,000	e	Inui Steamship Co Ltd	209
2,428		Israel Corp Ltd	1,463
81,125	e	James Fisher & Sons plc	650
340,310		Kamigumi Co Ltd	2,779
709,538	e	Kawasaki Kisen Kaisha Ltd	2,632
204,182	*,e	Kirby Corp	7,518
87,987	e	Knightsbridge Tankers Ltd	1,147
7,568	*	Korea Express Co Ltd	445
61,490	e	Kuehne & Nagel International AG.	5,343
1,455,000		Malaysia International Shipping Corp BHD	3,742
147,282		Mermaid Marine Australia Ltd	357
17,460		Minoan Lines S.A.	101
2,049,060	e	Mitsui OSK Lines Ltd	12,144
656,599	e	Neptune Orient Lines Ltd	830
782,939	e	Nippon Yusen Kabushiki Kaisha	3,027
106,000		Nissin Corp	276
216,037	e	Nordic American Tanker Shipping	6,390
255,902	*,e	Odyssey Marine Exploration, Inc	476
90,000		Omega Navigation Enterprises, Inc (Class A)	294
267,524	e	Orient Overseas International Ltd	1,367
87,959	e	Overseas Shipholding Group, Inc	3,287
2,843,000	e	Pacific Basin Shipping Ltd	1,875
664,619	*,e	Royal Caribbean Cruises Ltd	16,004
87,000	e	Shinwa Kaiun Kaisha Ltd	230
216,376	e	Ship Finance International Ltd	2,659
2,956,000	e	Shun TAK Holdings Ltd	2,243
15,783		Smit Internationale NV	1,220
49,300	e	Stolt-Nielsen S.A.	644
123,360		STX Pan Ocean Co Ltd	1,136
77,289	*,e	TBS International Ltd (Class A)	672
174,597	e	Teekay Corp	3,818
60,187	e	Teekay Tankers Ltd (Class A)	503
138,323	*,e	Ultrapetrol Bahamas Ltd	681
971,000		U-Ming Marine Transport Corp	1,634
22,657		VTG AG.	306
1,216,670		Wan Hai Lines Ltd	647
22,367		Wilh Wilhelmsen ASA	484

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,433,512		Yang Ming Marine Transport	$564

		TOTAL WATER TRANSPORTATION	230,812

WHOLESALE TRADE-DURABLE GOODS - 0.99%
118,638		Agilysys, Inc	782
261,314	e	Applied Industrial Technologies, Inc	5,529
1,250,899	*	Arrow Electronics, Inc	35,213
46,723		Arseus NV	526
13,300		As One Corp	253
1,332,904	e	Assa Abloy AB (Class B)	21,663
37,100		Autobacs Seven Co Ltd	1,364
237,700		Banpu PCL	3,045
260,397	e	Barnes Group, Inc	4,450
243,664	*,e	Beacon Roofing Supply, Inc	3,894
627		BIC CAMERA, Inc	227
21,595	*,e	Bluelinx Holdings, Inc	87
10,471		Bobst Group AG.	403
442,781	e	BorgWarner, Inc	13,399
143,077	e	BSS Group plc	662
44,791		Bunzl plc	454
51,489		Canon Marketing Japan, Inc	911
59,114	*	Cardtronics, Inc	462
49,015		Carl Zeiss Meditec AG.	797
108,177	e	Castle (A.M.) & Co	1,075
6,117,896	e	China Communications Construction Co Ltd	6,623
1,106,000	e	China High Speed Transmission Equipment Group Co Ltd	2,269
685,800	*	China Metal Recycling Holdings Ltd	759
2,198,861		China National Building Material Co Ltd	5,175
7,172,000	*	China Resources Cement Holdings Ltd	3,609
66,707	*	Chindex International, Inc	839
2,727,000	*	CMC Magnetics Corp	703
3,834		Coltene Holding AG.	191
28,900	e	Communications Systems, Inc	338
1,469,863	e	Compagnie de Saint-Gobain	76,251
158,317	*,e	Conceptus, Inc	2,935
24,692		Consumers’ Waterheater Income Fund	100
84,846		Crane Group Ltd	821
66,750	*	Creative Technology Ltd	295
8,913		Daetwyler Holding AG.	514
40,000	*,e	Daiichi Jitsugyo Co Ltd	121
27,038		Demag Cranes AG.	971
113,225	*,e	DemandTec, Inc	1,000
122,860		Derichebourg	684
3,608	e	D’ieteren S.A.	1,331
123,248	*	Digi International, Inc	1,050
1,928,895	e	Dimension Data Holdings plc	1,947

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,325,900		Dongfeng Motor Group Co Ltd	$4,599
19,797		Doosan Corp	1,495
29,900		Doshisha Co Ltd	629
94,333	*,e	Drew Industries, Inc	2,046
28,653	e	Eastern Co	456
612,458	e	Electrocomponents plc	1,503
505,618	*	Emdeon, Inc	8,191
745,462		Energy Support Corp	1,661
12,300	e	Enplas Corp	236
68,803	e	Esprinet S.p.A.	736
221,997		Finning International, Inc	3,318
581,500		Fisher & Paykel Healthcare Corp	1,377
605,369	*,e	Fortescue Metals Group Ltd	2,040
59,936		Fourlis Holdings S.A.	942
25,785		Frigoglass S.A.	314
3,914,000	*	Fushan International Energy Group Ltd	2,626
43,278	*	GameLoft	241
157,000		GeoVision, Inc	630
221,594		Grafton Group plc	1,258
300,150	e	GWA International Ltd	731
14,200	e	Hakuto Co Ltd	138
2,691		Hamon & CIE S.A.	116
109,542	*,e	Hansen Medical, Inc	383
317,000		Hanwa Co Ltd	1,144
34,087		Hargreaves Services plc	417
88,850		Headlam Group PLC	437
36,885	*,e	Hexpol AB (Series B)	269
42,400		Hitachi Software Engineering Co Ltd	1,249
114,176	e	Houston Wire & Cable Co	1,262
226,996		Imperial Holdings Ltd	2,412
11,582		IMS-Intl Metal Service	224
20,300		Inaba Denki Sangyo Co Ltd	486
77,300		Inabata & Co Ltd	321
1,593,086	*,e	Ingram Micro, Inc (Class A)	26,843
483,975		Inner Mongolia Yitai Coal Co	2,684
299,228	*	Insight Enterprises, Inc	3,654
180,224	*,e	Interline Brands, Inc	3,037
2,630		Interseroh AG.	183
2,874,440		Itochu Corp	19,053
28,800		Japan Digital Laboratory Co Ltd	406
21,500		Kaga Electronics Co Ltd	224
406,000	*	Kanematsu Corp	362
8,672		KCC Corp	2,605
301,940	*	Kia Motors Corp	4,766
133,118		Kingspan Group plc	1,227
92,618		Kloeckner & Co AG.	2,122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

282,281	e	Knight Transportation, Inc	$4,737
40,300	e	Kuroda Electric Co Ltd	494
34,833	e	Lawson Products, Inc	606
1,992,892	e	Li & Fung Ltd	8,036
58,898		Lindab International AB	729
769,453	*	LKQ Corp	14,266
9,700		Macnica, Inc	157
185,000	*	Marubun Corp	1,158
119,441	*,e	MedAssets, Inc	2,696
129,232	*	Merge Healthcare, Inc	531
3,012,000	*	Metallurgical Corp of China Ltd	2,044
80,900	e	MISUMI Group, Inc	1,695
3,462,717		Mitsubishi Corp	70,054
3,836,848	e	Mitsui & Co Ltd	50,182
175,920	*	Molopo Australia Ltd	199
56,122	e	Munters AB	403
67,982	*,e	MWI Veterinary Supply, Inc	2,716
83,392		Mytilineos Holdings S.A.	707
16,100		Nafco Co Ltd	301
18,400		Nagaileben Co Ltd	387
756	e	NET One Systems Co Ltd	1,137
172,000	*	Nippon Road Co Ltd	395
104,000		Nippon Steel Trading Co Ltd	180
6,272,621	e	Nissan Motor Co Ltd	42,417
117,425		Nisshin Steel Co Ltd	209
177,272		Norbord, Inc	293
11,700		Onoken Co Ltd	117
271,106	e	Owens & Minor, Inc	12,268
6,031,000		Pan-United Corp Ltd	2,462
311,467	*,e	Patterson Cos, Inc	8,487
281,724	e	PEP Boys - Manny Moe & Jack	2,752
6,431		Phoenix Solar AG.	381
10,696,000	*	Playmates Toys Ltd	294
264,968	e	Pool Corp	5,888
549,696	e	Premier Farnell plc	1,305
173,203		Prysmian S.p.A.	3,249
383,935	*,e	PSS World Medical, Inc	8,381
3,164,534		PT Astra International Tbk	10,920
2,490,444		PT United Tractors Tbk	4,020
69,516	e	Rautaruukki Oyj	1,668
597,609	e	Reliance Steel & Aluminum Co	25,434
82,788	*	Rexel S.A.	1,192
109,851	e	Rockwool International AS (B Shares)	9,847
80,867	e	Russel Metals, Inc	1,289
44,500		Ryosan Co Ltd	1,145
24,000		Ryoyo Electro Corp	207

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

376,000	e	Sagami Railway Co Ltd	$1,655
167,227		Samsung Corp	7,721
44,700		Sangetsu Co Ltd	1,003
33,100		Sanshin Electronics Co Ltd	267
284,762		Schneider Electric S.A.	28,861
518,484		Securitas Systems AB (B Shares)	1,175
149,000		Seika Corp	385
26,500	e	Shinko Shoji Co Ltd	227
98,000		Shinsho Corp	171
67,053	*	Sierra Wireless, Inc	669
631,353		SIG PLC	1,392
4,130,626		Sime Darby BHD	10,145
560,237	e	Sims Group Ltd	11,284
36,883		Sims Group Ltd ADR	735
86,800		SK Networks Co Ltd	936
8,005		Solar Holdings AS (B Shares)	437
377,151	e	Solera Holdings, Inc	11,733
44,200		Sport Supply Group, Inc	450
97,000		Sumikin Bussan Corp	220
47,800		Sumisho Computer Systems Corp	796
4,093,778	e	Sumitomo Corp	42,185
92,000		Tamura Corp	317
305,252	*,e	Tech Data Corp	12,702
38,900	*	TECMO KOEI HOLDINGS CO Ltd	315
17,709,605		Test-Rite International Co	8,015
82,125		THK Co Ltd	1,608
963,468	e	ThyssenKrupp AG.	33,175
50,254	*,e	Titan Machinery, Inc	629
92,656	f	TMK OAO (GDR)	1,447
207,823	*,e	TomoTherapy, Inc	900
146,323	*	Topps Tiles plc	222
79,842		Toromont Industries Ltd	1,715
32,200		Trusco Nakayama Corp	558
149,695	*,e	Tyler Technologies, Inc	2,558
50,300	e	Ulvac, Inc	1,325
1,261,341		UMW Holdings BHD	2,292
13,970	e	Vossloh AG.	1,583
191,028	e	W.W. Grainger, Inc	17,070
7,938		Wajax Income Fund	131
549,122		Wavin NV	1,193
629,057	*,e	WESCO International, Inc	18,117
2,602,654		Wesfarmers Ltd	60,824
99,771		Wesfarmers Ltd PPS	2,337
77,472	*	West Marine, Inc	609
30,805	*	Westport Innovations, Inc	391
22,441	*,e	Willis Lease Finance Corp	307

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

868,344	*	Wolseley plc	$20,913
1,461,000		WPG Holdings Co Ltd	2,068
4,500,000		Xiamen International Port Co Ltd	848
90,800	e	Yamazen Corp	336
390,000	e	Yuasa Trading Co Ltd	430
25,600	e	Zenrin Co Ltd	373

		TOTAL WHOLESALE TRADE-DURABLE GOODS	940,565

WHOLESALE TRADE-NONDURABLE GOODS - 0.89%
28,756		AarhusKarlshamn AB	553
15,900		ABC-Mart, Inc	495
146,195		Aceto Corp	965
394,400		Airgas, Inc	19,077
288,247	*,e	Akorn, Inc	395
256,982	e	Akzo Nobel NV	15,920
58,399	e	Alfresa Holdings Corp	2,381
613,607	*,e	Alliance One International, Inc	2,749
189,441	e	Allscripts Healthcare Solutions, Inc	3,840
109,664	e	Andersons, Inc	3,860
54,200		AOKI Holdings, Inc	609
58,161	*	ASOS plc	325
581,244	e	AWB Ltd	654
31,023	e	Axfood AB	859
322,925	*	Bare Escentuals, Inc	3,840
3,193	*	Baron de Ley	172
228,456	e	Billabong International Ltd	2,419
234,000	*,e	BioScrip, Inc	1,582
165,591	*,e	BMP Sunstone Corp	674
279,653	e	Brown-Forman Corp (Class B)	13,485
11,600		C Uyemura & Co Ltd	578
1,159,432		Cardinal Health, Inc	31,073
42,103	e	Casino Guichard Perrachon S.A.	3,339
48,490		Celesio AG.	1,337
175,893	*,e	Central European Distribution Corp	5,762
240,000		China Aviation Oil Singapore Corp Ltd	199
2,262,000		China BlueChemical Ltd	1,226
1,522,000		China Mengniu Dairy Co Ltd	3,896
90,171	*	Clearwater Paper Corp	3,727
63,596	*,e	Core-Mark Holding Co, Inc	1,819
495,347		Dairy Crest Group plc	3,036
3,338,000		Dalian Port PDA Co Ltd	1,374
59,841		Danisco AS	3,632
15,108		DC Chemical Co Ltd	3,385
2,756,285	*	Dean Foods Co	49,034
4,845		Delek Group Ltd	816
223,000		Dickson Concepts International Ltd	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,720	e	East Asiatic Co Ltd A.S.	$781
536,494		Empresas COPEC S.A.	6,900
969,451	*,e	Endo Pharmaceuticals Holdings, Inc	21,939
1,075,646	*	Ercros S.A.	302
1,181,741		Esprit Holdings Ltd	7,929
497,050	e	Findel plc	314
2,298,000		First Pacific Co	1,539
4,673,547		Foster’s Group Ltd	22,883
242,388	*	Fresh Del Monte Produce, Inc	5,480
110,000	*,e	Fujiya Co Ltd	197
555,708		Fyffes plc	333
7,149	e	Galenica AG.	2,518
3,240,629		Gazprom (ADR)	75,346
149,174	*,e	Gildan Activewear, Inc	2,948
143,001	*	GrainCorp Ltd	1,139
132,194	*,e	Green Mountain Coffee Roasters, Inc	9,761
217,811	*,e	Hain Celestial Group, Inc	4,175
85,942		Hanwha Corp	3,140
296,893	*,e	Henry Schein, Inc	16,302
1,083,012		Herbalife Ltd	35,458
16,667		IC Companys AS	446
12,460,000		IRPC PCL	1,619
8,300		Itochu-Shokuhin Co Ltd	294
112,000	e	Japan Pulp & Paper Co Ltd	428
496,155		JBS S.A.	2,582
44,000		Kato Sangyo Co Ltd	754
54,472		Kenneth Cole Productions, Inc (Class A)	546
126,536	e	Kikkoman Corp	1,576
47,500	e	Kobayashi Pharmaceutical Co Ltd	2,164
43,990		Koninklijke Vopak NV	2,856
124,585	e	K-Swiss, Inc (Class A)	1,095
139,191		KT&G Corp	8,435
18,708		Laboratorios Farmaceuticos Rovi S.A	224
3,347		LDC	382
69,082		LG Chem Ltd	12,840
101,576	*,e	LSB Industries, Inc	1,582
37,492		MARR S.p.A.	339
2,863,920		Marubeni Corp	14,453
244,340		Massmart Holdings Ltd	2,866
10,200	*,e	Meito Sangyo Co Ltd	144
289,897	e	Men’s Wearhouse, Inc	7,160
2,520,387	e	Metcash Ltd	10,006
338,281		Metro, Inc	11,055
1,079,071	*	Mexichem SAB de C.V.	1,617
175,803		Myers Industries, Inc	1,893
148,000		Nagase & Co Ltd	1,830

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

81,270	e	Nash Finch Co	$2,222
1,533,596		Nippon Oil Corp	8,611
3,342,137		Noble Group Ltd	5,813
315,927		Nu Skin Enterprises, Inc (Class A)	5,854
2,030,000		Pacific Andes International Holdings Ltd	338
19,700	*	Paladin Labs, Inc	322
10,313,000	*	Peak Sport Products Co Ltd	4,724
57,473	*	Perry Ellis International, Inc	922
4,864		Pescanova S.A.	177
614,700		Petronas Dagangan BHD	1,527
21,130		Point, Inc	1,398
1,332,000	e	Prime Success International Group Ltd	964
144,500	*,e	Pronova BioPharma AS	438
1,650,500		PT Unilever Indonesia Tbk	1,827
13,569	e	Rubis	1,239
17,500	e	Ryoshoku Ltd	447
27,500	*	S Foods, Inc	263
35,400	e	Sakata Seed Corp	541
61,800		San-A Co Ltd	2,492
96,000		San-Ai Oil Co Ltd	477
22,549		Sarantis S.A.	175
74,212	e	Schiff Nutrition International, Inc	387
101,832	*,e	School Specialty, Inc	2,415
3,683		Schweizerhall Holding AG.	679
2,087,336	e	Sigma Pharmaceuticals Ltd	1,961
39,103		Sligro Food Group NV	1,141
3,754,209	*,e	Sojitz Holdings Corp	7,152
135,141	e	Spartan Stores, Inc	1,910
69,101		Sprider Stores S.A.	166
55,179	*,e	Super De Boer	335
166,934	*	Suzano Papel e Celulose S.A.	1,762
90,032	e	Suzuken Co Ltd	3,109
147,849	e	Symrise AG.	2,819
71,908	*,e	Synutra International, Inc	986
3,015,505		Sysco Corp	74,935
1,747,581		Terra Industries, Inc	60,589
238,101		Tiger Brands Ltd	4,770
35,700	e	Toho Pharmaceutical Co Ltd	493
36,000	e	Tokai Corp	183
181,770	*,e	Tractor Supply Co	8,801
1,100,800		Tsingtao Brewery Co Ltd	4,162
3,007,349	e	Unilever NV	86,675
312,000		Unilever NV ADR	9,004
5,355,144		Uni-President Enterprises Corp	6,313
304,210		United Drug PLC	1,028
213,305	*,e	United Natural Foods, Inc	5,102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

141,332	*	United Stationers, Inc	$6,729
18,210	e	Valhi, Inc	221
6,409		VAN DE Velde	279
5,011	e	Vilmorin & Cie	566
528,325		Vina Concha Y Toro S.A.	1,115
310,623	*,e	Viterra, Inc	3,099
92,868	*,e	Volcom, Inc	1,530
21,900	*	Wimm-Bill-Dann Foods OJSC (ADR)	1,566
87,000		Yokohama Reito Co Ltd	614
109,734	e	Zep, Inc	1,783
96,922	*,e	Zhongpin, Inc	1,427

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	844,343

		TOTAL COMMON STOCKS	94,175,768

		(Cost $91,029,298)

RIGHTS / WARRANTS - 0.00% **
APPAREL AND ACCESSORY STORES - 0.00% **
94,615	e	rnb Retail and Brands AB	2

		TOTAL APPAREL AND ACCESSORY STORES	2

BUSINESS SERVICES - 0.00% **
707,620	e	Genting Singapore plc	158
4,921	m	Redflex Holdings Ltd	1

		TOTAL BUSINESS SERVICES	159

CHEMICALS AND ALLIED PRODUCTS - 0.00% **
1,155	e	Dov Pharmaceutical, Inc	0	^
91,423		Dov Pharmaceutical, Inc	0	^

		TOTAL CHEMICALS AND ALLIED PRODUCTS	0	^

COAL MINING - 0.00% **
69,345		UK Coal plc (Sub Shares)	45
44,128	m	UK Coal plc	0	^

		TOTAL COAL MINING	45

DEPOSITORY INSTITUTIONS - 0.00% **
1,994,539	e	BNP Paribas	4,320
36,890	m,	Center Bancorp, Inc	2
2,379,809	e,m	Fortis	0	^
1,416,731	v	Mediobanca S.p.A	101
116,411	e	Swedbank AB	230
61,978	e	Unione di Banche Italiane SCPA	7

		TOTAL DEPOSITORY INSTITUTIONS	4,660

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

EATING AND DRINKING PLACES - 0.00% **
23,136		Krispy Kreme Doughnuts, Inc	$1

		TOTAL EATING AND DRINKING PLACES	1

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00% **
12,569		Carbone Lorraine	37
6	m	GreenHunter Energy, Inc	0	^

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	37

FOOD AND KINDRED PRODUCTS - 0.00% **
265,635		Golden Agri-Resources Ltd	25

		TOTAL FOOD AND KINDRED PRODUCTS	25

GENERAL BUILDING CONTRACTORS - 0.00% **
137,235		IJM Corp BHD	7

		TOTAL GENERAL BUILDING CONTRACTORS	7

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
914,000	m	Fortune Real Estate Investment Trust	25
4,761,352	m	GPT Group	0	^
133,045		IJM Land BHD	40

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	65

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.00% **
70,278	e	Amer Sports OYJ	180

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	180

NONDEPOSITORY INSTITUTIONS - 0.00% **
169,458		Heckmann Corp	95

		TOTAL NONDEPOSITORY INSTITUTIONS	95

OIL AND GAS EXTRACTION - 0.00% **
147,170	m	Nexus Energy Ltd	14

		TOTAL OIL AND GAS EXTRACTION	14

PRIMARY METAL INDUSTRIES - 0.00% **
346,000		DOWA HOLDINGS CO LTD	4

		TOTAL PRIMARY METAL INDUSTRIES	4

REAL ESTATE - 0.00% **
24,747	m	Deutsche Wohnen AG.	167
553,875		SP Setia BHD	101
24,559		Unite Group plc (Sub Shares)	5
13,507		Unite Group plc	0	^

		TOTAL REAL ESTATE	273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES	COMPANY	MATURITY DATE	VALUE (000)

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00% **
41,373		Deceuninck Plastics	$97

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	97

STONE, CLAY, AND GLASS PRODUCTS - 0.00% **
783	e	HeidelbergCement AG.	4

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4

WHOLESALE TRADE-NONDURABLE GOODS - 0.00% **
581,244	m	AWB Ltd	141

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	141

		TOTAL RIGHTS / WARRANTS	5,809

		(Cost $838)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 3.95%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.12%
$ 5,800,000	Federal Home Loan Bank (FHLB)	10/16/09	5,800
7,650,000	FHLB	10/23/09	7,650
4,100,000	FHLB	10/9/09	4,100
38,865,000	FHLB	10/15/09	38,863
15,500,000	Federal Home Loan Mortgage Corp (FHLMC)	11/9/09	15,496
6,290,000	FHLMC	11/23/09	6,288
29,275,000	FHLMC	11/2/09	29,268
9,700,000	FHLMC	12/1/09	9,700

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		117,165

	(Cost $117,161)

U.S. TREASURY BILLS - 0.07%
50,000,000	United States Cash Management Bill	4/1/10	49,956
13,000,000	United States Treasury Bill	10/8/09	12,999

	TOTAL U.S. TREASURY BILLS		62,955

	(Cost $62,953)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.76%

REPURCHASE AGREEMENTS - 0.81%
2,309,000	Bank Of America		2,309
259,000,000	BNP Paribas, Inc		259,000
180,000,000	Deutsche Bank		180,000
325,218,000	Morgan Stanley		325,218

	TOTAL REPURCHASE AGREEMENTS		766,527

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL	ISSUER	VALUE (000)

VARIABLE RATE SECURITY - 2.95%
$ 85,000,000	American Express Credit Account Master Trust	$84,811
58,000,000	American Express Credit Account Master Trust	57,099
82,000,000	American Express Credit Account Master Trust	81,377
85,000,000	BA Credit Card Trust	84,480
64,000,000	BA Credit Card Trust	63,397
170,000,000	Bank of America Corp	169,918
25,000,000	Bank One Issuance Trust	24,807
10,870,347	Brunel Residential Mortgage Securization PLC	10,796
30,000,000	Capital One Multi-Asset Execution Trust	30,026
43,525,000	Capital One Multi-Asset Execution Trust	43,091
170,000,000	Capital One Multi-Asset Execution Trust	169,304
32,000,000	Chase Issuance Trust	31,836
51,000,000	Chase Issuance Trust	50,128
17,000,000	Chase Issuance Trust	16,904
110,000,000	Citibank Credit Card Issuance Trust	108,767
85,000,000	Citigroup Funding, Inc	85,068
43,000,000	Discover Card Execution Note Trust	43,091
65,000,000	Discover Card Execution Note Trust	65,008
16,000,000	Discover Card Master Trust	15,968
8,000,000	Discover Card Master Trust	7,976
16,000,000	Discover Card Master Trust	15,975
102,000,000	Discover Card Master Trust	101,263
68,000,000	Discover Card Master Trust 1	67,666
39,000,000	GE Equipment Midticket LLC	38,143
110,000,000	General Electric Cap Corp	107,967
50,000,000	General Electric Cap Corp	50,010
21,000,000	General Electric Cap Corp	21,000
17,000,000	General Electric Cap Corp	16,510
20,600,000	General Electric Cap Corp	20,415
31,366,856	Granite Master Issuer Plc 2006	26,509
24,801,695	Granite Master Issuer Plc 2007	21,014
128,000,000	JP Morgan Chase & Co	128,284
100,000,000	JP Morgan Chase & Co	100,073
12,373,960	Medallion Trust	11,573
73,000,000	Nelnet Student Loan Trust	72,573
43,374,426	Nelnet Student Loan Trust	43,081
118,000,000	Permanent Financing Plc	116,702
135,000,000	Permanent Master Issuer Plc	124,976
30,719,000	Puma Global Mortgage Backed Trust	28,197
100,000,000	Rabobank Nederland Trust	100,197
51,463,225	SLM Student Loan Trust	51,371
43,000,000	SLM Student Loan Trust	43,016
170,000,000	SLM Student Loan Trust	158,694
65,306,069	Wachovia Student Loan Trust	65,100
12,503,301	World Omni Auto Receivable Trust	12,519

	TOTAL VARIABLE RATE SECURITY	2,786,680

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

ISSUER	VALUE (000)

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	$3,553,207

(Cost $3,592,920)

TOTAL SHORT-TERM INVESTMENTS	3,733,327

(Cost $3,773,034)

TOTAL PORTFOLIO - 103.58%	97,939,220
(Cost $94,828,586)

OTHER ASSETS AND LIABILITIES, NET - (3.58)%	(3,383,213)

NET ASSETS - 100.00%	$94,556,007

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
SICAV	Societe d’Investissement A Capital Variable
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
f	Restricted security
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

At September 30, 2009, the net unrealized appreciation on investment was $3,110,633,672, consisting of gross unrealized appreciation of $10,584,082,352 and gross unrealized depreciation of $(7,473,448,680).

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2009 - SEPTEMBER 30, 2009

Issue	Value at December 31, 2008	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at September 30, 2009	Value at September 30, 2009

Daishin Securities Co	$2,270,222	$-	$213,314	$(403,662)	$-	$-	*	$-
Digital Garage, Inc	11,172,938	-	2,062,873	(1,508,274)	623,761	21,605	10,865	22,912,544
First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984
Information Development Co	2,363,181	-	-	2,582	83,129	5,819	431,900	2,886,871
Intelligent Wave, Inc	2,594,875	-	-	-	83,003	5,810	15,915	2,827,876
MPM Bioventures II	9,918,210	-	-	-	-	-	22,167,242	9,297,385
Pharmacyclics, Inc	**	2,607,480	-	-	-	-	2,020,199	3,959,590
Skyline Venture Partners	2,017,722	37,500	-	-	-	-	4,254,176	1,076,362

		$2,644,980	$2,062,873	$(1,505,692)	$789,893	$33,234		$42,976,612

* Not an Affiliate as of September 30, 2009
** Not an Affiliate as of December 31, 2008

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
September 30, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$69,076,647,071	70.53%

TOTAL DOMESTIC	69,076,647,071	70.53

FOREIGN
ARGENTINA	11,885,428	0.01
AUSTRALIA	1,592,024,273	1.63
AUSTRIA	113,250,847	0.12
BELGIUM	307,190,706	0.31
BERMUDA	50,142,364	0.05
BRAZIL	771,133,932	0.79
CAMBODIA	945,206	0.00	**
CANADA	2,184,921,096	2.23
CAYMAN ISLANDS	2,731,091	0.00
CHILE	55,716,735	0.06
CHINA	874,204,017	0.89
COLOMBIA	28,668,230	0.03
CYPRUS	6,780,168	0.01
CZECH REPUBLIC	39,907,212	0.04
DENMARK	103,425,043	0.11
EGYPT	23,640,452	0.02
FINLAND	352,155,493	0.36
FRANCE	1,867,578,391	1.91
GERMANY	1,955,859,504	2.00
GIBRALTAR	848,731	0.00	**
GREECE	119,230,305	0.12
GUERNSEY, C.I.	21,601,722	0.02
HONG KONG	457,676,306	0.47
HUNGARY	24,192,999	0.03
INDIA	322,393,273	0.33
INDONESIA	87,217,430	0.09
IRELAND	219,024,107	0.22
ISRAEL	262,516,200	0.27
ITALY	586,916,220	0.60
JAPAN	4,282,467,985	4.37
JERSEY, C.I.	6,245,576	0.01
KAZAKHSTAN	22,556,359	0.02
KOREA, REPUBLIC OF	616,899,081	0.63
LIECHTENSTEIN	1,987,732	0.00	**
LUXEMBOURG	30,390,362	0.03
MACAU	3,132,974	0.00	**
MALAYSIA	138,667,079	0.14
MEXICO	208,536,123	0.21
MOROCCO	11,169,210	0.01
NETHERLANDS	872,805,899	0.89
NEW ZEALAND	38,361,032	0.04
NORWAY	96,377,177	0.10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

PANAMA	$14,239,240	0.02%
PERU	16,263,561	0.02
PHILIPPINES	28,903,320	0.03
POLAND	50,155,307	0.05
PORTUGAL	77,166,808	0.08
PUERTO RICO	6,984,502	0.01
RUSSIA	267,800,321	0.27
SINGAPORE	289,510,866	0.30
SOUTH AFRICA	305,951,827	0.31
SPAIN	805,213,706	0.82
SWEDEN	381,830,574	0.39
SWITZERLAND	2,685,207,950	2.74
TAIWAN	571,042,247	0.58
THAILAND	71,799,793	0.07
TURKEY	61,568,931	0.06
UNITED KINGDOM	4,455,559,938	4.55

TOTAL FOREIGN	28,862,572,961	29.47

TOTAL PORTFOLIO	$97,939,220,032	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.32%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
9,980		Bureau Veritas S.A.	$563

		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	563

AMUSEMENT AND RECREATION SERVICES - 0.26%
31,345	e	Aristocrat Leisure Ltd	145
62,336	*,e	Electronic Arts, Inc	1,188
4,505,000	*,e	Galaxy Entertainment Group Ltd	1,988
121,349	e	Ladbrokes plc	363
13,250	e	Lottomatica S.p.A.	297
300,000	*	Melco PBL Entertainment Macau Ltd (ADR)	2,088
10,651,796		NagaCorp Ltd	1,402
11,158		Nintendo Co Ltd	2,859
131,890		OPAP S.A.	3,401
5,001	e	Oriental Land Co Ltd	352
14,930,000	*	Rexcapital Financial Holdings Ltd	1,329
293,744	e	Sega Sammy Holdings, Inc	3,822
49,402		Sky City Entertainment Group Ltd	116
380,845	e	TABCORP Holdings Ltd	2,396
110,872		Tattersall’s Ltd	248
400,940		Walt Disney Co	11,010

		TOTAL AMUSEMENT AND RECREATION SERVICES	33,004

APPAREL AND ACCESSORY STORES - 0.50%
17,584	e	Abercrombie & Fitch Co (Class A)	578
48,411	*,e	Aeropostale, Inc	2,104
248,342	e	American Eagle Outfitters, Inc	4,187
85,054		Burberry Group plc	684
5,894		Fast Retailing Co Ltd	746
942,212		Gap, Inc	20,164
209,505	e	Hennes & Mauritz AB (B Shares)	11,765
50,993		Inditex S.A.	2,926
208,161	*	Kohl’s Corp	11,876
94,462	e	Limited Brands, Inc	1,605

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account
SHARES		COMPANY	VALUE (000)

33,374	e	Nordstrom, Inc	$1,019
112,224	e	Ross Stores, Inc	5,361
18,911	*	Urban Outfitters, Inc	571

		TOTAL APPAREL AND ACCESSORY STORES	63,586

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
65,000		Guess ?, Inc	2,408
12,219	e	Hermes International	1,803
73,742		Nike, Inc (Class B)	4,771
9,152	e	Onward Kashiyama Co Ltd	68
35,042	e	Polo Ralph Lauren Corp (Class A)	2,685
31,326		Shimamura Co Ltd	3,074
100,864		VF Corp	7,306

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	22,115

AUTO REPAIR, SERVICES AND PARKING - 0.15%
42,250		Ryder System, Inc	1,650
459,253		Standard Chartered plc	11,318
231,663		Standard Chartered plc (Hong Kong)	5,700

		TOTAL AUTO REPAIR, SERVICES AND PARKING	18,668

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
24,351	e	Advance Auto Parts	957
20,257	*,e	Autonation, Inc	366
9,615	*,e	Autozone, Inc	1,406
33,922		Canadian Tire Corp Ltd	1,829
44,970	*,e	Carmax, Inc	940
21,436	*,e	O’Reilly Automotive, Inc	775

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	6,273

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.32%
26,709	e	Fastenal Co	1,034
783,269		Home Depot, Inc	20,866
1,038,296		Kingfisher plc	3,533
741,232		Lowe’s Cos, Inc	15,521

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	40,954

BUSINESS SERVICES - 5.66%
111,171	*,e	Activision Blizzard, Inc	1,377
28,258	e	Adecco S.A.	1,502
376,734	*	Adobe Systems, Inc	12,447
85,482	*,e	Affiliated Computer Services, Inc (Class A)	4,631
42,651	*,e	Akamai Technologies, Inc	839
133,898	*,e	Alliance Data Systems Corp	8,178

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account
SHARES		COMPANY	VALUE (000)

344,054	e	Atos Origin S.A.	$17,370
37,081	*,e	Autodesk, Inc	883
216,671	e	Automatic Data Processing, Inc	8,515
4,009,000	*	Autonomy Corp plc	104,371
414,800		Aveva Group plc	6,089
107,553	*	BMC Software, Inc	4,036
110,326		CA, Inc	2,426
27,000	*,e	CACI International, Inc (Class A)	1,276
10,095	*,e	Cerner Corp	755
423,853	*	CGI Group, Inc	4,964
49,020	*,e	Citrix Systems, Inc	1,923
48,822	*	Cognizant Technology Solutions Corp (Class A)	1,887
319,203	*,e	Computer Sciences Corp	16,825
44,528	e	Computershare Ltd	438
71,122		Ctrip.com International Ltd (ADR)	4,181
11,581	e	Dassault Systemes S.A.	646
30	e	Dena Co Ltd	83
16,100	e	Dentsu, Inc	375
125,087	*,e	DST Systems, Inc	5,604
126,567	*	DynCorp International, Inc (Class A)	2,278
401,100	*	eBay, Inc	9,470
34,560		Equifax, Inc	1,007
154,158	*,e	Expedia, Inc	3,692
252,231		Experian Group Ltd	2,122
124,593	e	Fidelity National Information Services, Inc	3,178
34,899	*	Fiserv, Inc	1,682
1,881,406	e	Fujitsu Ltd	12,303
19,669	e	Gestevision Telecinco S.A.	248
136,559	*	Google, Inc (Class A)	67,713
272,457		Group 4 Securicor plc	961
2,445	e	Hakuhodo DY Holdings, Inc	133
33,518		Hays plc	56
7,602	*	IHS, Inc (Class A)	389
55,286		IMS Health, Inc	849
22,358		Indra Sistemas S.A.	558
112,500		Infosys Technologies Ltd	5,394
632,379	*,e	Interpublic Group of Cos, Inc	4,755
86,004	*	Intuit, Inc	2,451
37,364	*,e	Iron Mountain, Inc	996
13,415	e	JC Decaux S.A.	291
157,059	e	JSR Corp	3,219
114,421	*,e	Juniper Networks, Inc	3,092
8,973	e	Konami Corp	183
61,430	*,e	Longtop Financial Technologies Ltd (ADR)	1,748
46,986		Manpower, Inc	2,665
27,469	e	Mastercard, Inc (Class A)	5,553

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account
SHARES		COMPANY	VALUE (000)

196,904	*	McAfee, Inc	$8,622
467,841		Michael Page International PLC	2,502
4,475,876	e	Microsoft Corp	115,881
185,270	e	Mitsubishi UFJ Lease & Finance Co Ltd	5,593
50,753	e	Moody’s Corp	1,038
84,567	*	NCR Corp	1,169
198,328	e	NEC Corp	623
50,163	*	Neowiz Games Corp	1,873
70,177	*,e	Netease.com (ADR)	3,206
17,513	*	NHN Corp	2,579
10,910		Nomura Research Institute Ltd	259
240,000	*	Novell, Inc	1,082
624		NTT Data Corp	1,999
28,884	*	Nuance Communications, Inc	432
727	e	Obic Co Ltd	123
252,901		Omnicom Group, Inc	9,342
24,331	*	Open Text Corp	912
2,115,509		Oracle Corp	44,087
3,403	e	Oracle Corp Japan	152
1,587	e	Otsuka Corp	95
66,200	e	Playtech Ltd	408
25,991	e	Publicis Groupe S.A.	1,043
9,175	e	Rakuten, Inc	6,112
25,818	e	Randstad Holdings NV	1,115
29,639	*	Red Hat, Inc	819
42,448	e	Ritchie Bros Auctioneers, Inc	1,051
30,358		Robert Half International, Inc	760
268,757		Sage Group plc	1,002
54,466	*	Salesforce.com, Inc	3,101
750,771		SAP AG.	36,563
24,313		Secom Co Ltd	1,224
78,471	e	Securitas AB (B Shares)	758
2,143		SGS S.A.	2,885
246,592	*,e	Shanda Games Ltd (ADR)	2,885
32,016	*	Sina Corp	1,215
5,156		Societe Des Autoroutes Paris-Rhin-Rhone	393
532,993	e	Softbank Corp	11,715
45,000	e	Sotheby’s (Class A)	775
6,599		Square Enix Co Ltd	179
576,662	*	Sun Microsystems, Inc	5,242
741,597	*	Symantec Corp	12,214
23,316	*	Synopsys, Inc	523
647,576	*,e	Temenos Group AG.	15,185
180,000		Tencent Holdings Ltd	2,929
26,672	e	Total System Services, Inc	430
10,351	e	Trend Micro, Inc	386

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account
SHARES		COMPANY	VALUE (000)

26,101	e	United Internet AG.	$394
2,932		USS Co Ltd	175
55,674	*	VeriSign, Inc	1,319
316,747	e	Visa, Inc (Class A)	21,890
101,814	*	VMware, Inc (Class A)	4,090
804,775		WPP plc	6,907
15,626	e	Yahoo! Japan Corp	5,309
1,026,270	*	Yahoo!, Inc	18,278

		TOTAL BUSINESS SERVICES	719,450

CHEMICALS AND ALLIED PRODUCTS - 10.85%
596,458		Abbott Laboratories	29,507
31,264	*	Actelion Ltd	1,941
70,297	e	Agrium, Inc	3,514
58,747	e	Air Liquide	6,684
148,553		Air Products & Chemicals, Inc	11,525
192,000	e	Air Water, Inc	2,212
935,768	*	Amgen, Inc	56,361
128,859		Asahi Kasei Corp	656
53,583		Astellas Pharma, Inc	2,203
681,654		AstraZeneca plc	30,546
88,081	e	AstraZeneca plc (ADR)	3,959
15,195	e	Avery Dennison Corp	547
86,871		Avon Products, Inc	2,950
790,941	e	BASF AG.	41,910
20,553		Beiersdorf AG.	1,207
116,262	*,e	Biogen Idec, Inc	5,874
62,401	e	Biovail Corp	963
698,425		Bristol-Myers Squibb Co	15,729
179,283	e	Celanese Corp (Series A)	4,482
89,550	*	Celgene Corp	5,006
18,992	*	Cephalon, Inc	1,106
49,679		CF Industries Holdings, Inc	4,284
14,458	*	Charles River Laboratories International, Inc	535
87,000	*,e	Chattem, Inc	5,778
13,695		Christian Dior S.A.	1,353
157,158		Chugai Pharmaceutical Co Ltd	3,251
17,422	e	Church & Dwight Co, Inc	989
260,756		Cipla Ltd	1,517
43,123		Clorox Co	2,536
252,829	e	Colgate-Palmolive Co	19,286
334,417		CSL Ltd	9,871
125,000	e	Cytec Industries, Inc	4,059
25,630		Daicel Chemical Industries Ltd	155
252,079		Daiichi Sankyo Co Ltd	5,204
38,010		Dainippon Ink and Chemicals, Inc	54

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

14,163	e	Dainippon Sumitomo Pharma Co Ltd	$154
694,031	e	Dow Chemical Co	18,093
60,246		Dr Reddy’s Laboratories Ltd	1,243
33,979		DSM NV	1,420
351,626		Du Pont (E.I.) de Nemours & Co	11,301
39,427	e	Eastman Chemical Co	2,111
117,647		Ecolab, Inc	5,439
29,241	e	Eisai Co Ltd	1,101
82,020	*	Elan Corp plc	588
20,466	*,e	Elan Corp plc (ADR)	146
350,816		Eli Lilly & Co	11,587
1,075	e	Eramet	373
16,468		Estee Lauder Cos (Class A)	611
17,812	e	FMC Corp	1,002
196,950	*	Forest Laboratories, Inc	5,798
58,025	*	Genzyme Corp	3,292
598,608	*	Gilead Sciences, Inc	27,883
1,503		Givaudan S.A.	1,127
1,614,185		GlaxoSmithKline plc	31,718
25,994	e	Grifols S.A.	495
13,324	e	H Lundbeck A/s	276
1		H.B. Fuller Co	0	^
30,063		Henkel KGaA	1,092
38,018	e	Henkel KGaA (Preference)	1,637
6,700		Hisamitsu Pharmaceutical Co, Inc	272
73,596	*	Hospira, Inc	3,282
625,000	e	Huntsman Corp	5,694
1,345,025		Incitec Pivot Ltd	3,358
12,276		International Flavors & Fragrances, Inc	466
128,474	*	Invitrogen Corp	5,980
194,294		Ipsen	10,642
1,832,670		Johnson & Johnson	111,591
20,480		Kansai Paint Co Ltd	160
167,157		Kao Corp	4,134
358,000	*	King Pharmaceuticals, Inc	3,856
323,587		Kuraray Co Ltd	3,533
23,486		Kyowa Hakko Kogyo Co Ltd	297
9,285		LG Household & Health Care Ltd	2,080
34,444		Linde AG.	3,734
9,530	e	Lonza Group AG.	1,039
52,409		L’Oreal S.A.	5,211
24,089		Lubrizol Corp	1,721
93,742		Lupin Ltd	2,212
178,912	e	Mediceo Paltac Holdings Co Ltd	2,517
725,762	e	Merck & Co, Inc	22,956
14,137		Merck KGaA	1,406

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

126,850		Mitsubishi Chemical Holdings Corp	$527
37,269	e	Mitsubishi Gas Chemical Co, Inc	203
799,761		Monsanto Co	61,902
83,712	e	Mosaic Co	4,024
329,024	*,e	Mylan Laboratories, Inc	5,268
70,200	e	Nichi-iko Pharmaceutical Co Ltd	2,264
182,455	e	Nissan Chemical Industries Ltd	2,630
2,347,931		Novartis AG.	117,475
83,000		Novartis AG. (ADR)	4,182
105,896		Novo Nordisk AS (Class B)	6,630
11,546	e	Novozymes AS (B Shares)	1,087
15,665	e	Nufarm Ltd	157
7,966		Ono Pharmaceutical Co Ltd	414
17,872	e	Orion Oyj (Class B)	330
82,310	*,e	Pactiv Corp	2,144
74,559	e	Perrigo Co	2,534
3,301,583		Pfizer, Inc	54,641
132,233		Potash Corp of Saskatchewan	11,995
114,327		PPG Industries, Inc	6,655
113,684		Praxair, Inc	9,287
1,041,867		Procter & Gamble Co	60,345
596,868		PTT Chemical PCL	1,309
639,960		Reckitt Benckiser Group plc	31,276
417,215		Roche Holding AG.	67,436
408,440		Sanofi-Aventis	29,974
6,356		Santen Pharmaceutical Co Ltd	234
1,050,501		Schering-Plough Corp	29,677
41,573	e	Sherwin-Williams Co	2,501
209,647		Shin-Etsu Chemical Co Ltd	12,892
35,073		Shionogi & Co Ltd	830
2,189,456		Shire Ltd	37,930
34,148	e	Shiseido Co Ltd	595
135,654	e	Showa Denko KK	277
92,007	e	Sigma-Aldrich Corp	4,967
3,655,585	e	Sinochem Hong Kong Holding Ltd	1,623
368,800	*	Sinopharm Group Co	935
14,055		Solvay S.A.	1,459
50,000		Stada Arzneimittel AG.	1,367
181,748		Sumitomo Chemical Co Ltd	757
98,076		Syngenta AG.	22,534
12,079	e	Taisho Pharmaceutical Co Ltd	244
666,000		Taiwan Fertilizer Co Ltd	2,382
338,897	e	Taiyo Nippon Sanso Corp	4,036
90,183		Takeda Pharmaceutical Co Ltd	3,757
108,531	*	Talercris Biotherapeutics Holdings Corp	2,062
23,721		Tanabe Seiyaku Co Ltd	316

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,487,190		Teva Pharmaceutical Industries Ltd (ADR)	$75,192
357,689	*,e	Theravance, Inc	5,237
601,500		Tokai Carbon Co Ltd	2,841
22,693	e	Tokuyama Corp	166
140,283	e	Toray Industries, Inc	850
51,647	e	Tosoh Corp	131
138,474	e	Tsumura & Co	4,998
101,012		UBE Industries Ltd	266
216,290	e	UCB S.A.	9,128
503,020		United Phosphorus Ltd	1,734
255,000	*,e	Vanda Pharmaceuticals, Inc	2,968
33,311	*	Vertex Pharmaceuticals, Inc	1,262
3,485		Wacker Chemie AG.	544
25,553	*,e	Warner Chilcott plc	552
49,713	*	Watson Pharmaceuticals, Inc	1,821
862,770		Wyeth	41,913
46,647		Yara International ASA	1,468

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,379,517

COAL MINING - 0.29%
55,587	*,e	Alpha Natural Resources, Inc	1,951
25,996	e	Arch Coal, Inc	575
856,140	e	Centennial Coal Co Ltd	2,432
6,936,847		China Coal Energy Co	9,076
39,065	e	Consol Energy, Inc	1,762
323,061	e	Gloucester Coal Ltd	1,798
1,199,278		MacArthur Coal Ltd	9,989
430,000		New World Resources NV	4,233
117,957	e	Peabody Energy Corp	4,390
403,353		Whitehaven Coal Ltd	1,324

		TOTAL COAL MINING	37,530

COMMUNICATIONS - 4.75%
177,474	*,e	American Tower Corp (Class A)	6,460
2,578,938		AT&T, Inc	69,658
211,191		BCE, Inc	5,206
34,233		Belgacom S.A.	1,334
137,780		Bharti Airtel Ltd	1,199
255,313		British Sky Broadcasting plc	2,332
17,511,773		BT Group plc	36,382
539,159		Cable & Wireless plc	1,236
37,015		Cablevision Systems Corp (Class A)	879
86,226		Carphone Warehouse Group plc	263
134,000	e	CBS Corp (Class B)	1,615
119,894	e	CenturyTel, Inc	4,028
2,381,716	e	Comcast Corp (Class A)	40,227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

134,407		Comcast Corp (Special Class A)	$2,161
107,983	*,e	Crown Castle International Corp	3,386
2,914,660		Deutsche Telekom AG.	39,794
452,035	*,e	DIRECTV Group, Inc	12,467
379,823	*	DISH Network Corp (Class A)	7,315
29,075		Elisa Oyj (Series A)	597
18,148	e	Eutelsat Communications	552
652,578	e	France Telecom S.A.	17,385
50		Fuji Television Network, Inc	82
64,480		Globe Telecom, Inc	1,334
55,876		Hellenic Telecommunications Organization S.A.	924
2,868	e	Hikari Tsushin, Inc	63
7,338,000	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,231
100,013	*,e	IAC/InterActiveCorp	2,019
3,894	e	Iliad Sa	439
246		Jupiter Telecommunications Co	238
1,235		KDDI Corp	6,962
239,927	*	Level 3 Communications, Inc	333
24,570	*	Liberty Global, Inc (Class A)	555
15,884	*,e	Liberty Global, Inc (Series C)	357
148,756	*	Liberty Media Corp - Entertainment (Series A)	4,628
118,309	*	Liberty Media Holding Corp (Interactive A)	1,298
12,858		M6-Metropole Television	338
15,445	e	Manitoba Telecom Services, Inc	481
151,167	e	Mediaset S.p.A.	1,057
113,591	*,e	MetroPCS Communications, Inc	1,063
6,080		Mobistar S.A.	421
73,853	*	NII Holdings, Inc (Class B)	2,214
504,991		Nippon Telegraph & Telephone Corp	23,403
6,718		NTT DoCoMo, Inc	10,732
318,749	e	PCCW Ltd	83
62,298		Philippine Long Distance Telephone Co (ADR)	3,202
121,898		Portugal Telecom SGPS S.A.	1,291
425,960	e	Qwest Communications International, Inc	1,623
223,168	e	Rogers Communications, Inc (Class B)	6,301
1,327,999		Royal KPN NV	22,028
32,305	*,e	SBA Communications Corp (Class A)	873
127,422	e	Scripps Networks Interactive (Class A)	4,708
68,662		SES Global S.A.	1,557
150,429	e	Shaw Communications, Inc (B Shares)	2,723
3,808,508		Singapore Telecommunications Ltd	8,787
24,549	e	Societe Television Francaise 1	431
1,585,794	*,e	Sprint Nextel Corp	6,264
47,274		StarHub Ltd	73
5,185		Swisscom AG.	1,855
1,592,923		Taiwan Mobile Co Ltd	2,948

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

201,963		Tele Norte Leste Participacoes S.A.(ADR)	$3,795
64,553	e	Tele2 AB (B Shares)	857
189,710		Telecom Corp of New Zealand Ltd	364
1,273,730		Telecom Italia RSP	1,566
2,166,885		Telecom Italia S.p.A.	3,802
80,000		Telefonica O2 Czech Republic A.S.	1,980
1,693,220		Telefonica S.A.	46,718
572,876		Telekom Austria AG.	10,328
17,400		Telenet Group Holding NV	459
178,563		Telenor ASA	2,068
42,217	e	Telephone & Data Systems, Inc	1,309
28,177		Television Broadcasts Ltd	121
496,822		TeliaSonera AB	3,264
489,033	e	Telstra Corp Ltd	1,411
24,160		TELUS Corp	779
62,100		TELUS Corp, non-voting shares	1,932
169,383	e	Time Warner Cable, Inc	7,299
4,963		Tokyo Broadcasting System, Inc	84
17,135,100	*	True Corp PCL	1,692
1,461,136		Verizon Communications, Inc	44,229
373,214	*	Viacom, Inc (Class B)	10,465
272,374		Vivendi Universal S.A.	8,428
29,298,618		Vodafone Group plc	65,647
272,645		Vodafone Group plc (ADR)	6,135
66,184	e	Windstream Corp	670

		TOTAL COMMUNICATIONS	604,797

DEPOSITORY INSTITUTIONS - 11.57%
26,083	e	77 Bank Ltd	149
76,745		Alpha Bank S.A.	1,415
1,600,000		AMMB Holdings Berhad	1,969
147,992	*,m	Anglo Irish Bank Corp plc	47
68,848		Aozora Bank Ltd	100
3,444	e	Associated Banc-Corp	39
1,542,648	*,e	Australia & New Zealand Banking Group Ltd	33,193
145,021	e	Banca Carige S.p.A.	433
1,806,721	*	Banca Intesa S.p.A.	7,991
190,348		Banca Intesa S.p.A. RSP	676
543,632	e	Banca Monte dei Paschi di Siena S.p.A.	1,163
75,190		Banca Popolare di Milano	572
138,967		Banche Popolari Unite Scpa	2,133
1,119,276		Banco Bilbao Vizcaya Argentaria S.A.	19,868
263,391	e	Banco Bradesco S.A. (ADR)	5,239
454,387		Banco Comercial Portugues S.A.	672
2,062,800		Banco de Oro Universal Bank	1,502
218,151	e	Banco de Sabadell S.A.	1,614

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

61,781	e	Banco de Valencia S.A.	$580
154,954		Banco do Brasil S.A.	2,732
127,479		Banco Espirito Santo S.A.	905
140,906		Banco Popolare Scarl	1,352
161,970	e	Banco Popular Espanol S.A.	1,624
6,400,712		Banco Santander Central Hispano S.A.	103,030
462,500		Bangkok Bank PCL (ADR)	1,675
4,287,629		Bank of America Corp	72,546
504,428		Bank of East Asia Ltd	1,822
475,177		Bank of India	4,100
525,000		Bank of Ireland	2,627
30,653	e	Bank of Kyoto Ltd	282
243,414	e	Bank of Montreal	12,316
406,841		Bank of New York Mellon Corp	11,794
444,887		Bank of NOVA Scotia	20,307
55,609		Bank of Okinawa Ltd	1,976
1,344,900		Bank of the Philippine Islands	1,277
150,408		Bank of the Ryukyus Ltd	1,852
544,805		Bank of Yokohama Ltd	2,670
64,106		Bankinter S.A.	809
6,584,830		Barclays plc	38,937
153,815	e	BB&T Corp	4,190
27,906	e	Bendigo Bank Ltd	231
460,367	e	BNP Paribas	36,783
530,948	e	BOC Hong Kong Holdings Ltd	1,165
171,512	e	Canadian Imperial Bank of Commerce/Canada	10,459
79,635		Chiba Bank Ltd	493
7,955,000		China Construction Bank	6,354
1,345,347	e	China Merchants Bank Co Ltd	3,000
2,212,458		Chinatrust Financial Holding Co	1,435
15,000	e	Chugoku Bank Ltd	190
7,907,066		Citigroup, Inc	38,270
72,147		Comerica, Inc	2,141
140,610	e	Commerzbank AG.	1,783
698,123	e	Commonwealth Bank of Australia	31,872
30,714		Credicorp Ltd	2,388
206,230	e	Credit Agricole S.A.	4,310
95,826		Danske Bank AS	2,510
1,760,628		DBS Group Holdings Ltd	16,598
210,132	e	Deutsche Bank AG.	16,127
17,944	*,e	Deutsche Postbank AG.	635
110,977		Dexia	1,023
169,264		DNB NOR Holding ASA	1,960
66,621		EFG Eurobank Ergasias S.A.	1,048
37,840	e	Erste Bank der Oesterreichischen Sparkassen AG.	1,691
266,858	e	Fifth Third Bancorp	2,703

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

75,000	*,e	First Horizon National Corp	$992
3,227,581	*	Fortis	15,119
1,035,000		Fubon Financial Holding Co Ltd	1,169
3,178,365		Fuhwa Financial Holdings Co Ltd	2,353
78,167		Fukuoka Financial Group, Inc	325
38,774		Gunma Bank Ltd	213
38,000		Hachijuni Bank Ltd	212
98,593		Hang Seng Bank Ltd	1,421
5,416		HDFC Bank Ltd	186
46,744	e	Hiroshima Bank Ltd	193
121,481	e	Hokuhoku Financial Group, Inc	284
10,408,965		HSBC Holdings plc	119,106
138,800		HSBC Holdings plc (Hong Kong)	1,610
398,749		Hudson City Bancorp, Inc	5,244
2,697,730	e	Huntington Bancshares, Inc	12,706
1,619		ICICI Bank Ltd	31
80,000		ICICI Bank Ltd (ADR)	3,085
2,187,000		Industrial & Commercial Bank of China	1,648
2,499,555	*	ING Groep NV	44,624
86,118		Investec plc	630
21,912	e	Iyo Bank Ltd	198
65,338	e	Joyo Bank Ltd	321
2,318,028		JPMorgan Chase & Co	101,575
439,467		Julius Baer Holding AG.	21,946
1,201,131		Kasikornbank PCL	3,164
115,794	e	Keycorp	753
3,504,819		Lloyds TSB Group plc	5,808
11,495	e	M&T Bank Corp	716
44,972	e	Marshall & Ilsley Corp	363
110,410	e	Mediobanca S.p.A.	1,509
37,131	*	Metavante Technologies, Inc	1,280
2,000,000		Metropolitan Bank & Trust	1,625
4,016,063		Mitsubishi UFJ Financial Group, Inc	21,565
2,625,750		Mitsui Trust Holdings, Inc	9,741
5,372,200		Mizuho Financial Group, Inc	10,653
136,872	e	Mizuho Trust & Banking Co Ltd	145
1,313,483	e	National Australia Bank Ltd	35,643
70,980	e	National Bank of Canada	3,947
229,200		National Bank of Greece S.A.	8,217
182,207		Natixis	1,099
95,938	e	New York Community Bancorp, Inc	1,096
66,721		Nishi-Nippon City Bank Ltd	169
755,017	e	Nordea Bank AB	7,603
133,528	e	Northern Trust Corp	7,766
45,201		OKO Bank (Class A)	516
982,614	e	Oversea-Chinese Banking Corp	5,476

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

104,343		People’s United Financial, Inc	$1,624
64,195		Piraeus Bank S.A.	1,190
98,402		PNC Financial Services Group, Inc	4,781
2,379,500		PT Bank Danamon Indonesia Tbk	1,219
10,447	e	Raiffeisen International Bank Holding AG.	681
1,125,071	e	Regions Financial Corp	6,987
54,600		Resona Holdings, Inc	703
626,704	e	Royal Bank of Canada (Toronto)	33,687
3,931,874		Royal Bank of Scotland Group plc	3,327
57,109	*	Royal Bank of Scotland Group plc (Euro)	48
31,300	*	Sapporo Hokuyo Holdings, Inc	111
76		SEVEN BANK Ltd	188
126,320	*,e	Shinsei Bank Ltd	194
61,727		Shizuoka Bank Ltd	652
900,800		Siam Commercial Bank PCL	2,292
325,012	e	Skandinaviska Enskilda Banken AB (Class A)	2,191
539,725		Societe Generale	43,439
25,000		State Bank of India Ltd	1,141
388,187		State Street Corp	20,419
456,100		Sumitomo Mitsui Financial Group, Inc	15,904
872,488		Sumitomo Trust & Banking Co Ltd	4,636
410,763		Suncorp-Metway Ltd	3,218
892,763	e	SunTrust Banks, Inc	20,132
265,689	e	Suruga Bank Ltd	2,513
111,042		Svenska Handelsbanken (A Shares)	2,835
73,235	e	Swedbank AB (A Shares)	699
442,639	e	TCF Financial Corp	5,772
78,245	e	TFS Financial Corp	931
379,223	e	Toronto-Dominion Bank	24,528
150,000	*	UBS A.G.	2,747
3,556,508	*	UBS A.G. (Switzerland)	65,104
6,747,432	*,e	UniCredito Italiano S.p.A	26,363
444,741		United Overseas Bank Ltd	5,298
1,826,954		US Bancorp	39,937
24,542	*,b,e	Washington Mutual, Inc	6
2,569,000		Wells Fargo & Co	72,394
495,725		Western Union Co	9,379
1,097,761	e	Westpac Banking Corp	25,422
17,626		Wing Hang Bank Ltd	173
20,666		Yamaguchi Financial Group, Inc	214

		TOTAL DEPOSITORY INSTITUTIONS	1,470,471

EATING AND DRINKING PLACES - 1.00%
1,314,000		Ajisen China Holdings Ltd	1,170
20,134	e	Autogrill S.p.A.	243
292,400		Brinker International, Inc	4,599

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,007,081		Compass Group plc	$73,360
77,914		Darden Restaurants, Inc	2,659
950,000		Enterprise Inns plc	1,890
507,583		McDonald’s Corp	28,968
6,100		McDonald’s Holdings Co Japan Ltd	122
41,806		Onex Corp	1,025
20,153	e	Sodexho Alliance S.A.	1,207
215,772	*,e	Starbucks Corp	4,456
44,436	e	Tim Hortons, Inc	1,258
40,377		Whitbread plc	785
160,108		Yum! Brands, Inc	5,405

		TOTAL EATING AND DRINKING PLACES	127,147

EDUCATIONAL SERVICES - 0.13%
95,894	*	Apollo Group, Inc (Class A)	7,064
82,282		Benesse Corp	4,033
107,623		CAE, Inc	910
10,136		DeVry, Inc	561
31,497	*,e	ITT Educational Services, Inc	3,478

		TOTAL EDUCATIONAL SERVICES	16,046

ELECTRIC, GAS, AND SANITARY SERVICES - 3.92%
237,361		A2A S.p.A.	466
20,676		ACEA S.p.A.	271
863,867	*	Adani Power Ltd	1,830
318,554	*	AES Corp	4,721
50,523		AGL Energy Ltd	609
95,952	e	Allegheny Energy, Inc	2,545
22,632	e	Alliant Energy Corp	630
42,204		Ameren Corp	1,067
119,412		American Electric Power Co, Inc	3,701
178,845		American Water Works Co, Inc	3,566
21,265	e	Aqua America, Inc	375
8,563,500	*	Beijing Enterprises Water Group Ltd	1,735
3,024		Bkw Fmb Energie AG	262
170,814	*,e	Calpine Corp	1,968
35,733		Canadian Utilities Ltd	1,265
664,818		Centerpoint Energy, Inc	8,264
1,224,490		Centrica plc	4,924
1,317,400		China Resources Power Holdings Co	3,063
79,761		Chubu Electric Power Co, Inc	1,937
28,692	e	Chugoku Electric Power Co, Inc	631
217,521		CLP Holdings Ltd	1,476
87,053		Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	3,302
226,338		Companhia Paranaense de Energia	4,005
55,505	e	Consolidated Edison, Inc	2,272

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

460,341	e	Constellation Energy Group, Inc	$14,901
28,598		Contact Energy Ltd	119
141,055	e	Dominion Resources, Inc	4,866
78,602		Drax Group plc	592
33,076	e	DTE Energy Co	1,162
2,039,830		DUET Group	3,050
332,028	e	Duke Energy Corp	5,226
24,700	*,e	Dynegy, Inc (Class A)	63
1,537,123		E.ON AG.	65,186
94,802	e	Edison International	3,183
47,422	*	EDP Renovaveis S.A.	522
208,906	e	El Paso Corp	2,156
13,839	e	Electric Power Development Co	439
54,460		Electricite de France	3,231
163,660		Eletropaulo Metropolitana de Sao Paulo S.A.	3,349
37,945		Enagas	793
158,585	e	Enbridge, Inc	6,157
1,491,970		Enel S.p.A.	9,470
78,142		Energen Corp	3,368
1,220,335		Energias de Portugal S.A.	5,589
97,126		Entergy Corp	7,756
498,198		Exelon Corp	24,721
138,057		FirstEnergy Corp	6,312
73,081	e	Fortis, Inc	1,705
1,141,526		Fortum Oyj	29,266
180,704		FPL Group, Inc	9,980
47,478		Gas Natural SDG S.A.	1,049
905,110	e	Gaz de France	40,192
1,186,800		Glow Energy PCL	1,163
17,982	e	Hokkaido Electric Power Co, Inc	374
19,075	e	Hokuriku Electric Power Co	486
477,515		Hong Kong & China Gas Ltd	1,206
177,364		Hong Kong Electric Holdings Ltd	973
670,462		Iberdrola Renovables	3,297
1,508,762		Iberdrola S.A.	14,804
11,641	e	Integrys Energy Group, Inc	418
1,233,380		International Power plc	5,697
92,653		Kansai Electric Power Co, Inc	2,240
39,947	e	Kyushu Electric Power Co, Inc	906
28,185		MDU Resources Group, Inc	588
286,005	*,e	Mirant Corp	4,699
570,420		National Grid plc	5,506
54,931	e	NiSource, Inc	763
24,787	e	Northeast Utilities	588
436,657	*,e	NRG Energy, Inc	12,309
14,593	e	NSTAR	464

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

18,814	e	Oest Elektrizitatswirts AG. (Class A)	$951
19,748	e	Oneok, Inc	723
204,846		Osaka Gas Co Ltd	719
41,866	e	Pepco Holdings, Inc	623
155,668	e	PG&E Corp	6,303
19,450		Pinnacle West Capital Corp	638
76,168	e	PPL Corp	2,311
48,814	e	Progress Energy, Inc	1,907
26,064		Public Power Corp	580
515,182	e	Public Service Enterprise Group, Inc	16,197
138,052		Questar Corp	5,185
22,761		Red Electrica de Espana	1,165
942,873	*,e	Reliant Energy, Inc	6,732
761,338		Republic Services, Inc	20,229
97,187		RWE A.G.	9,027
5,020		RWE A.G. (Preference)	413
21,468		SCANA Corp	749
200,150		Scottish & Southern Energy plc	3,752
105,857		Sempra Energy	5,273
48,887		Severn Trent plc	758
18,600	e	Shikoku Electric Power Co, Inc	568
370,881		Snam Rete Gas S.p.A.	1,805
169,159		Southern Co	5,357
112,864	e	SP AusNet	88
20,674	*	Stericycle, Inc	1,002
57,822		Suez Environnement S.A.	1,321
276,144		Terna Rete Elettrica Nazionale S.p.A.	1,077
41,000		Toho Gas Co Ltd	187
45,041	e	Tohoku Electric Power Co, Inc	1,004
465,128	e	Tokyo Electric Power Co, Inc	12,203
765,838		Tokyo Gas Co Ltd	3,182
85,772	e	TransAlta Corp	1,750
164,962		United Utilities Group plc	1,204
85,602		Veolia Environnement	3,281
200,547	e	Waste Management, Inc	5,980
205,609		Williams Cos, Inc	3,674
27,736		Wisconsin Energy Corp	1,253
118,188		Xcel Energy, Inc	2,274
318,000		Xinao Gas Holdings Ltd	632
1,032,000	*,m	Yingde Gases	932

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	498,778

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.26%
64,790	*	A123 Systems, Inc	1,381
814,052		ABB Ltd	16,339
600,000	*	A-DATA Technology Co Ltd	1,456

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,107,634	*,e	Advanced Micro Devices, Inc	$6,269
3,080,000		Advanced Semiconductor Engineering, Inc	2,534
480,507	*,e	Alcatel S.A.	2,150
50,409	e	Altera Corp	1,034
25,053	e	Ametek, Inc	875
73,090	e	Amphenol Corp (Class A)	2,754
145,805	e	Analog Devices, Inc	4,021
490,575	*	Apple Computer, Inc	90,938
2,135,536		Asustek Computer, Inc	3,667
117,257	*,e	Avnet, Inc	3,045
153,153	*,e	Broadcom Corp (Class A)	4,700
24,300		Canon Electronics, Inc	453
348,213	*,e	Celestica, Inc	3,301
3,425,832	*	Cisco Systems, Inc	80,644
123,851		Cooper Industries plc	4,653
47,595	*,e	Dolby Laboratories, Inc (Class A)	1,818
42,456		Eaton Corp	2,403
11,508	*,e	Elpida Memory, Inc	151
165,580	*	Energizer Holdings, Inc	10,985
22,298	*,e	EnerSys	493
656,155	e	Ericsson (LM) (B Shares)	6,589
52,680	*,e	First Solar, Inc	8,053
258,362	*	Flextronics International Ltd	1,927
205,728	*	Foxconn International Holdings Ltd	135
58,822	e	Fuji Electric Holdings Co Ltd	109
39,105		Gamesa Corp Tecnologica S.A.	876
57,901	*	Gemalto NV	2,700
5,265,734		General Electric Co	86,463
1,971,502		Geodesic Information Systems Ltd	5,709
38,000	e	GS Yuasa Corp	347
22,122	e	Harris Corp	832
351	*	Harris Stratex Networks, Inc (Class A)	2
154,000		High Tech Computer Corp	1,691
3,151	e	Hirose Electric Co Ltd	355
11,852		Hitachi Chemical Co Ltd	242
7,200	e	Hitachi High-Technologies Corp	151
1,628,548		Hitachi Ltd	5,007
2,220,544		Hon Hai Precision Industry Co, Ltd	8,910
270,117		Hoya Corp	6,379
137,872	*	Ibiden Co Ltd	5,130
691,362	*	Imagination Technologies Group PLC	1,823
1,830,149	*	Infineon Technologies AG.	10,324
3,248,397		Intel Corp	63,571
206,847		Koninklijke Philips Electronics NV	5,037
17,138	e	Kyocera Corp	1,590
93,434		L-3 Communications Holdings, Inc	7,505

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,333	e	Legrand S.A.	$482
62,974		LG Electronics, Inc	6,708
74,758	e	Linear Technology Corp	2,066
811,710	*,e	LSI Logic Corp	4,456
2,716		Mabuchi Motor Co Ltd	138
166,845	*,e	Marvell Technology Group Ltd	2,701
738,155		Matsushita Electric Industrial Co Ltd	10,879
38,956	e	Matsushita Electric Works Ltd	466
193,031		Maxim Integrated Products, Inc	3,502
251,430		MediaTek, Inc	4,192
70,578	*,e	MEMC Electronic Materials, Inc	1,174
30,233	e	Microchip Technology, Inc	801
561,871	*,e	Micron Technology, Inc	4,607
17,108	e	Millicom International Cellular S.A.	1,249
32,716	e	Minebea Co Ltd	150
1,863,785		Mitsubishi Electric Corp	14,119
8,222		Mitsumi Electric Co Ltd	178
656,977		Motorola, Inc	5,643
31,729		Murata Manufacturing Co Ltd	1,506
213,561	e	National Semiconductor Corp	3,048
614,169	*,e	NetApp, Inc	16,386
14,988	e	NGK Spark Plug Co Ltd	191
86,306		Nidec Corp	7,009
17,477		Nitto Denko Corp	535
1,705,103		Nokia Oyj	25,076
12,407	*,e	Nortel Networks Corp	2
896,657	*	Nvidia Corp	13,477
21,302		Omron Corp	402
1,914,050		Powertech Technology, Inc	5,751
1,014,786		Qualcomm, Inc	45,645
1,811,162		Quanta Computer, Inc	3,803
74,427	*,e	Renewable Energy Corp AS	653
288,376	*	Research In Motion Ltd (Canada)	19,495
795,581	e	Ricoh Co Ltd	11,593
3,699	e	Rinnai Corp	175
15,424		Rohm Co Ltd	1,079
15,255		Samsung Electronics Co Ltd	10,552
167,975	*,e	Sanyo Electric Co Ltd	399
52,232	*	SGL Carbon AG.	2,137
99,106	e	Sharp Corp	1,102
122,674	e	Shinko Electric Industries	2,185
138,700	*,e	Sirius XM Radio, Inc	88
763,256		Smiths Group plc	10,838
35,673,611		Solomon Systech International Ltd	3,452
519,602		Sony Corp	15,368
15,535		Stanley Electric Co Ltd	315

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

141,804		STMicroelectronics NV	$1,336
97,976	e	Sumco Corp	2,227
13,778	*,e	Sunpower Corp (Class A)	412
3,600	*,e	Sunpower Corp (Class B)	91
3,356,204		Taiwan Semiconductor Manufacturing Co Ltd	6,734
231,149		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,533
111,066		TDK Corp	6,422
564,996		Texas Instruments, Inc	13,385
68,600	*,e	Toyota Boshoku Corp	1,353
150,570		Tyco Electronics Ltd	3,355
325,745	e	Ushio, Inc	5,679
11,032	e	Whirlpool Corp	772
74,301		Xilinx, Inc	1,740
11,274,000		Yageo Corp	3,160
22,384	e	Yaskawa Electric Corp	162
481,299	e	ZTE Corp	2,540

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	795,195

ENGINEERING AND MANAGEMENT SERVICES - 0.58%
278,469		Accenture plc	10,378
163,200		Aeon Mall Co Ltd	3,398
883	*	Amylin Pharmaceuticals, Inc	12
29,351	e	Cap Gemini S.A.	1,537
144,027		Capita Group plc	1,663
79,841	e	Fluor Corp	4,060
12,068		Fugro NV	697
32,300	*,e	Gen-Probe, Inc	1,339
82,774		Groupe Aeroplan, Inc	765
66,683	*,e	Hewitt Associates, Inc (Class A)	2,429
48,303	*,e	Jacobs Engineering Group, Inc	2,220
384,142		JGC Corp	7,857
250,535		KBR, Inc	5,835
125,985	*	McDermott International, Inc	3,184
13,980	*	Myriad Genetics, Inc	383
42,400	e	NPC, Inc	1,176
61,492	e	Paychex, Inc	1,786
38,147		Petrofac Ltd	602
70,477	*,e	SAIC, Inc	1,236
1,237,811		SembCorp Industries Ltd	2,979
321,531		Serco Group plc	2,595
977,000		Shandong Weigao Group Medical Polymer Co Ltd	3,227
177,907	*	Shaw Group, Inc	5,709
65,424	e	SNC-Lavalin Group, Inc	2,955
12,846	*	URS Corp	561
128,941	e	WorleyParsons Ltd	3,380
102,471	*	WuXi PharmaTech Cayman, Inc (ADR)	1,222

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	73,185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

FABRICATED METAL PRODUCTS - 0.34%
851,836		Amcor Ltd	$4,118
14,050	e	Ball Corp	691
554,554	*	Crown Holdings, Inc	15,083
9,210	e	Geberit AG.	1,415
16,000	e	Hitachi Metals Ltd	164
131,322		Illinois Tool Works, Inc	5,609
26,008		JS Group Corp	456
45,768		Parker Hannifin Corp	2,373
178,360	e	Pentair, Inc	5,265
1,121,330		Rexam plc	4,677
8,592		Salzgitter AG.	824
35,590	e	Ssab Svenskt Stal AB (Series A)	551
17,094	e	Ssab Svenskt Stal AB (Series B)	242
28,503		Stanley Works	1,217
16,055	e	Toyo Seikan Kaisha Ltd	309

		TOTAL FABRICATED METAL PRODUCTS	42,994

FOOD AND KINDRED PRODUCTS - 3.78%
69,214		Ajinomoto Co, Inc	693
56,720	*	Anheuser-Busch InBev NV	0	^
302,314	e	Archer Daniels Midland Co	8,834
16,059	*	Aryzta AG.	651
545,841		Asahi Breweries Ltd	9,985
658,400		Asiatic Development BHD	1,141
72,925		Associated British Foods plc	987
451,500		Beijing Enterprises Holdings Ltd	2,391
94,947	e	Bunge Ltd	5,945
78		C&C Group plc	0	^
286,996		Cadbury plc	3,683
39,794		Campbell Soup Co	1,298
22,616		Carlsberg AS (Class B)	1,638
4,410,000		China Agri-Industries Holdings Ltd	4,120
38,545		Coca Cola Hellenic Bottling Co S.A.	1,026
237,698		Coca-Cola Amatil Ltd	2,057
916,100		Coca-Cola Co	49,195
351,310	e	Coca-Cola Enterprises, Inc	7,522
5,771	e	Coca-Cola West Japan Co Ltd	113
253,319		ConAgra Foods, Inc	5,492
84,330	*	Constellation Brands, Inc (Class A)	1,278
1,591,652	e	CSR Ltd	2,640
270,000		Del Monte Foods Co	3,127
572,227		Diageo plc	8,779
50,309	*,e	Dr Pepper Snapple Group, Inc	1,446

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

374,816		General Mills, Inc	$24,131
586,497		Golden Agri-Resources Ltd	179
115,041	e	Groupe Danone	6,932
94,867		H.J. Heinz Co	3,771
22,162	*	Hansen Natural Corp	814
336,091		Heineken NV	15,495
65,321	e	Hershey Co	2,538
10,612	e	Hormel Foods Corp	377
826,914		InBev NV	37,760
6,537	e	Ito En Ltd	121
24,109	e	J.M. Smucker Co	1,278
27,448		Kaneka Corp	197
112,113		Kellogg Co	5,519
28,721		Kerry Group plc (Class A)	822
850,533		Kirin Brewery Co Ltd	13,038
658,638		Kraft Foods, Inc (Class A)	17,302
156		Lindt & Spruengli AG.	379
22		Lindt & Spruengli AG.	610
27,334		Lion Nathan Ltd	276
23,521		McCormick & Co, Inc	798
6,998	*	MEIJI Holdings Co Ltd	299
29,580		Molson Coors Brewing Co (Class B)	1,440
2,414,697		Nestle S.A.	102,899
17,993		Nippon Meat Packers, Inc	231
16,589		Nisshin Seifun Group, Inc	232
7,155		Nissin Food Products Co Ltd	275
115,298	e	Olam International Ltd	205
393,487		Parmalat S.p.A.	1,088
44,072		Pepsi Bottling Group, Inc	1,606
16,561		PepsiAmericas, Inc	473
764,288		PepsiCo, Inc	44,833
39,852	e	Pernod-Ricard S.A.	3,165
4,558,884	e,m	Petra Foods Ltd	2,719
5,250,000		Premier Foods plc	3,524
14,274	*	Ralcorp Holdings, Inc	835
71,023		Reynolds American, Inc	3,162
279,102		SABMiller plc	6,731
22,795	e	Sapporo Holdings Ltd	116
62,393		Saputo, Inc	1,464
276,687	e	Sara Lee Corp	3,082
100,000	*,e	Smithfield Foods, Inc	1,380
118,662	e	Suedzucker AG.	2,405
94,704		Swire Pacific Ltd (Class A)	1,113
158,099		Toyo Suisan Kaisha Ltd	4,280
165,184		Tyson Foods, Inc (Class A)	2,086
1,040,940		Unilever plc	29,578

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,073,000		Wilmar International Ltd	$4,814
9,526	e	Yakult Honsha Co Ltd	254
10,553	e	Yamazaki Baking Co Ltd	143

		TOTAL FOOD AND KINDRED PRODUCTS	480,810

FOOD STORES - 0.78%
164,178		Alimentation Couche Tard, Inc	2,875
134,576		Carrefour S.A.	6,105
3,473	e	Colruyt S.A.	816
22,112		Delhaize Group	1,535
11,677		Empire Co Ltd	477
5,344	e	FamilyMart Co Ltd	172
22,162		George Weston Ltd	1,154
128,955	e	Goodman Fielder Ltd	190
225,953		J Sainsbury plc	1,174
46,739	e	Jeronimo Martins SGPS S.A.	409
13,655	e	Kesko Oyj (B Shares)	458
503,724		Koninklijke Ahold NV	6,059
463,758		Kroger Co	9,572
13,590		Lawson, Inc	631
47,023		Loblaw Cos Ltd	1,388
88,059		Safeway, Inc	1,737
193,536		Seven & I Holdings Co Ltd	4,635
98,747	e	Supervalu, Inc	1,487
3,163,269	*	Taiwan TEA Corp	2,111
6,493,544		Tesco plc	41,469
4,985,000		Want Want China Holdings Ltd	2,933
73,900	*,e	Whole Foods Market, Inc	2,253
458,813		WM Morrison Supermarkets plc	2,033
290,608		Woolworths Ltd	7,499

		TOTAL FOOD STORES	99,172

FORESTRY - 0.04%
26,918		Rayonier, Inc	1,101
116,886	e	Weyerhaeuser Co	4,284

		TOTAL FORESTRY	5,385

FURNITURE AND FIXTURES - 0.03%
57,000	*,e	Kinetic Concepts, Inc	2,108
21,882	e	Leggett & Platt, Inc	425
112,187	e	Masco Corp	1,449

		TOTAL FURNITURE AND FIXTURES	3,982

FURNITURE AND HOME FURNISHINGS STORES - 0.23%
48,352	*	Bed Bath & Beyond, Inc	1,815
364,085	e	Best Buy Co, Inc	13,660

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,818,000		DSG International PLC	$777
31,304	*,e	GameStop Corp (Class A)	829
42,082	e	Harvey Norman Holdings Ltd	160
35,300		K’s Holdings Corp	1,184
52,673		Nitori Co Ltd	4,489
88,800	e	RadioShack Corp	1,471
76,441		Yamada Denki Co Ltd	5,178

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	29,563

GENERAL BUILDING CONTRACTORS - 0.56%
85,637		ACS Actividades Cons y Servicios S.A.	4,466
2,415,672		AMEC plc	29,147
85,916		Balfour Beatty plc	442
20,948		Berkeley Group Holdings plc	297
553,661		Cheung Kong Infrastructure Holdings Ltd	1,979
8,711		Daito Trust Construction Co Ltd	380
452,780		Daiwa House Industry Co Ltd	4,741
164,920	e	DR Horton, Inc	1,882
10,001	e	Eiffage S.A.	637
63,989		Fletcher Building Ltd	386
2,231,000	e	Haseko Corp	2,187
8,939		Hochtief AG.	681
17,697,400	*	Italian-Thai Development PCL	1,960
80,104	e	Kajima Corp	205
40,600	e	Lend Lease Corp Ltd	380
6,200		Lennar Corp (Class A)	88
13,313	*	Leopalace21 Corp	107
76,300		MDC Holdings, Inc	2,651
7,855	*,e	NVR, Inc	5,007
62,957	e	Obayashi Corp	276
176,967	*,e	Pulte Homes, Inc	1,945
49,474	f	Puravankara Projects Ltd	129
70,000	e	Ryland Group, Inc	1,475
17,866	e	Sacyr Vallehermoso S.A.	338
39,271		Sekisui Chemical Co Ltd	228
55,826		Sekisui House Ltd	504
58,452	e	Shimizu Corp	230
82,706		Skanska AB (B Shares)	1,214
25,381		Sobha Developers Ltd	139
94,136	e	Taisei Corp	187
26,570	*,e	Toll Brothers, Inc	519
112,599	e	Vinci S.A.	6,370

		TOTAL GENERAL BUILDING CONTRACTORS	71,177

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

GENERAL MERCHANDISE STORES - 1.28%
65,791	e	Aeon Co Ltd	$630
18,000	*	Big Lots, Inc	450
73,294	*,e	BJ’s Wholesale Club, Inc	2,655
226,016		Costco Wholesale Corp	12,761
233,125		David Jones Ltd	1,201
113,191		Family Dollar Stores, Inc	2,988
928,000	e	Golden Eagle Retail Group Ltd	1,557
35,938	e	Isetan Mitsukoshi Holdings Ltd	413
47,392	e	J Front Retailing Co Ltd	286
74,468		JC Penney Co, Inc	2,513
51,305	e	Keio Corp	350
173,914	e	Kintetsu Corp	672
66,500		Lifestyle International Holdings Ltd	101
678,589		Macy’s, Inc	12,411
785,214		Marks & Spencer Group plc	4,544
23,409	e	Marui Co Ltd	168
1,857,000		New World Department Store China Ltd	1,495
241,190		Next plc	6,907
66,105	e	Odakyu Electric Railway Co Ltd	597
16,942	e	PPR	2,172
8,414	*,e	Sears Holdings Corp	550
18,765		Shinsegae Co Ltd	9,476
186,950		SM Investments Corp	1,282
29,162	e	Takashimaya Co Ltd	233
313,684	e	Target Corp	14,643
443,326		TJX Companies, Inc	16,470
94,521	e	Tobu Railway Co Ltd	577
130,146		Tokyu Corp	623
15,920		UNY Co Ltd	119
1,309,917		Wal-Mart Stores, Inc	64,303

		TOTAL GENERAL MERCHANDISE STORES	163,147

HEALTH SERVICES - 0.60%
67,742	e	AmerisourceBergen Corp	1,516
3,492,000		Bangkok Dusit Medical Service PCL	2,691
2,634		BioMerieux	290
13,949	*,e	Covance, Inc	755
201,791	*	Coventry Health Care, Inc	4,028
148,438	*	DaVita, Inc	8,408
20,203	*,e	Edwards Lifesciences Corp	1,412
87,927	*	Express Scripts, Inc	6,821
85,354		Fraser and Neave Ltd	241
46,358		Fresenius Medical Care AG.	2,309
508,718	*	Healthsouth Corp	7,956
41,844	*,e	Laboratory Corp of America Holdings	2,749
90,535	*,e	Lincare Holdings, Inc	2,829
337,961		McKesson Corp	20,127

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

147,848	*	Medco Health Solutions, Inc	$8,177
35,165	e	Mindray Medical International Ltd (ADR) (Class A)	1,148
55,587		Omnicare, Inc	1,252
17,503		Pharmaceutical Product Development, Inc	384
228,068	e	Primary Health Care Ltd	1,249
34,879		Quest Diagnostics, Inc	1,820
34,779	e	Sonic Healthcare Ltd	436

		TOTAL HEALTH SERVICES	76,598

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.31%
63,973		Abertis Infraestructuras S.A.	1,452
6,081		Acciona S.A.	828
84,772		Boskalis Westminster	2,895
48,238	e	Bouygues S.A.	2,453
180,000		Chiyoda Corp	1,418
9,880		Fomento de Construcciones y Contratas S.A.	463
39,582	*	Foster Wheeler AG.	1,263
12,086	e	Grupo Ferrovial S.A.	578
910,883		Saipem S.p.A.	27,431
115,751	e	Transurban Group	419

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	39,200

HOLDING AND OTHER INVESTMENT OFFICES - 3.66%
194,002		3i Group plc	895
26,215	e	AMB Property Corp	602
341,877		Annaly Mortgage Management, Inc	6,202
6,255	e	Apartment Investment & Management Co (Class A)	92
47,546		ARC Energy Trust	897
1,572,473	e	Ascendas Real Estate Investment Trust	2,154
24,161	e	AvalonBay Communities, Inc	1,757
3,160	*	Berkshire Hathaway, Inc (Class B)	10,501
127,453	e	Boston Properties, Inc	8,355
217,779		Brookfield Asset Management, Inc	4,957
10,100		Camden Property Trust	407
158,446	e	CFS Gandel Retail Trust	281
182,001	e	CI Financial Corp	3,500
405,800		DB RREEF Trust	303
6,737	e	Developers Diversified Realty Corp	62
103,397	e	Duke Realty Corp	1,242
81,710	e	Equity Residential	2,508
2,987		Eurazeo	195
36,750	e	Federal Realty Investment Trust	2,255
4,592	e	Fonciere Des Regions	535
5,494,140	e	GOME Electrical Appliances Holdings Ltd	1,467
878,542		GPT Group	531
18,402		Groupe Bruxelles Lambert S.A.	1,700

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	$0	^
55,014	e	HCP, Inc	1,581
53,106		Health Care REIT, Inc	2,210
22,504		Heineken Holding NV	918
288,556		Host Marriott Corp	3,396
641,581		Investimentos Itau S.A.	3,882
1,651,359	e	iShares MSCI Canada Index Fund	42,077
2,046,133	e	iShares MSCI EAFE Index Fund	111,924
150,000	e	iShares MSCI Hong Kong Index Fund	2,328
3,148,308	e	iShares MSCI Japan Index Fund	31,294
21,000	e	iShares MSCI Pacific ex-Japan Index Fund	851
300,000		iShares MSCI Taiwan Index Fund	3,690
3,466	e	Jafco Co Ltd	106
59		Japan Prime Realty Investment Corp	143
245		Japan Real Estate Investment Corp	2,003
35	*,e	Japan Retail Fund Investment Corp	190
683	*	Kenedix Realty Investment Corp	2,564
133,450	e	Kimco Realty Corp	1,740
283,500		KWG Property Holding Ltd	183
39,642		LG Corp	2,658
18,631	e	Liberty Property Trust	606
3,820	e	Macerich Co	116
235,618	e	Macquarie Infrastructure Group	307
107	e	Macquarie Office Trust	0	^
141,342		Marfin Investment Group S.A	608
1,000,000	*,e	Melco International Development	640
9,100		Nationale A Portefeuille	495
253		Nippon Building Fund, Inc	2,258
339		Nomura Real Estate Office Fund, Inc	2,255
267,520	e	Nomura Topix Exchange Traded Fund	2,745
78,000		NWS Holdings Ltd	151
65,233	e	Plum Creek Timber Co, Inc	1,999
401		Premier Investment Co	1,666
197,601	e	Prologis	2,355
38,679		Public Storage, Inc	2,910
3,431,000		Regal Real Estate Investment Trust	629
14,466	e	Regency Centers Corp	536
1,980	*	Reinet Investments S.C.A	28
45,969		RioCan Real Estate Investment Trust	773
1,775	e	SBI Holdings, Inc	351
93,570	*	Shinhan Financial Group Co Ltd	3,732
180,723	e	Simon Property Group, Inc	12,548
2,900	e	SL Green Realty Corp	127
1,068,068		SPDR Trust Series 1	112,746
296,956	*,e	Starwood Property Trust, Inc	6,013
44,023	e	Taubman Centers, Inc	1,588

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

457,111	*,e	Vantage Drilling Co	$837
23,753		Ventas, Inc	914
47,589	e	Virgin Media, Inc	662
7,160,000	*	Vista Land & Lifescapes, Inc	351
72,611	e	Vornado Realty Trust	4,677
30,800	e	WABCO Holdings, Inc	647
2,569,667	e	Westfield Group	31,511
608,875		Wharf Holdings Ltd	3,233

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	466,150

HOTELS AND OTHER LODGING PLACES - 0.41%
260,734		Accor S.A.	14,515
4,276,000		Banyan Tree Holdings Ltd	2,626
225,000		Boyd Gaming Corp	2,459
238,949	e	Crown Ltd	1,882
53,093		Intercontinental Hotels Group plc	689
327,108	*,e	Las Vegas Sands Corp	5,509
75,089	e	Marriott International, Inc (Class A)	2,072
15,393,256		Minor International PCL	5,714
455,120	*,e	Orient-Express Hotels Ltd (Class A)	5,238
2,288,977	e	Shangri-La Asia Ltd	4,312
77,448	e	Starwood Hotels & Resorts Worldwide, Inc	2,558
96,415	e	Thomas Cook Group plc	358
116,053	e	TUI Travel plc	472
50,965		United Overseas Land Ltd	124
1,010,400	*,m	Wynn Macau Ltd	1,314
25,313	*	Wynn Resorts Ltd	1,794

		TOTAL HOTELS AND OTHER LODGING PLACES	51,636

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.54%
1,010,000		Acer, Inc	2,576
219,695	*,e	AGCO Corp	6,070
73,683	e	Alfa Laval AB	865
269,384	e	Alstom RGPT	19,659
30,498		Amada Co Ltd	205
4,236,624		Applied Materials, Inc	56,771
19,058		ASM Pacific Technology	135
380,573		ASML Holding NV	11,194
143,315	e	Atlas Copco AB (A Shares)	1,846
84,638	e	Atlas Copco AB (B Shares)	965
8,453		Black & Decker Corp	391
863,429		Brambles Ltd	6,155
660,777	*,e	Brocade Communications Systems, Inc	5,194
21,700		Brother Industries Ltd	260
606,197		Canon, Inc	24,514
22,533	e	Casio Computer Co Ltd	184

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

144,522	e	Caterpillar, Inc	$7,418
28,342		Citizen Watch Co Ltd	159
1,800,000		Compal Electronics, Inc	2,097
53,309		Cummins, Inc	2,389
49,505	e	Daikin Industries Ltd	1,781
81,409		Deere & Co	3,494
454,776	*	Dell, Inc	6,940
42,200		Doosan Infracore Co Ltd	611
76,982	e	Dover Corp	2,984
20,000	*	Dresser-Rand Group, Inc	621
51,851	e	Electrolux AB (Series B)	1,186
746,899	*	EMC Corp	12,727
384,501		Emerson Electric Co	15,411
45,335	e	Fanuc Ltd	4,066
750,000		Firich Enterprises Co Ltd	1,785
46,963	e	Flowserve Corp	4,628
39,725	*,e	FMC Technologies, Inc	2,075
275,245		FUJIFILM Holdings Corp	8,248
29,000	*,e	Gardner Denver, Inc	1,012
118,850		GEA Group AG.	2,480
2,269,642		Hewlett-Packard Co	107,149
10,522	e	Hitachi Construction Machinery Co Ltd	226
79,945		Husqvarna AB (B Shares)	555
67,609	e	Ingersoll-Rand PLC	2,074
685,884		International Business Machines Corp	82,038
167,066		International Game Technology	3,589
1,131,716	*	Ishikawajima-Harima Heavy Industries Co Ltd	2,295
3,062	e	Itochu Techno-Science Corp	94
199,909	e	ITT Industries, Inc	10,425
454,428	e	Japan Steel Works Ltd	5,224
8,076		John Bean Technologies Corp	147
163,515	e	Johnson Controls, Inc	4,179
152,783		Joy Global, Inc	7,477
346,456		Komatsu Ltd	6,492
36,083		Kone Oyj (Class B)	1,326
1,084,342		Konica Minolta Holdings, Inc	10,280
116,432	e	Kubota Corp	969
11,997	e	Kurita Water Industries Ltd	430
21,642	*,e	Lam Research Corp	739
12,091		Larsen & Toubro Ltd	425
600	*,e	Lexmark International, Inc (Class A)	13
1,300,000		Lite-On Technology Corp	1,704
36,537	*,e	Logitech International S.A.	666
13,568		Makita Corp	431
321,506	e	Mitsubishi Heavy Industries Ltd	1,218
199,124		Northrop Grumman Corp	10,305

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

32,948	*,e	NTN Corp	$137
25,375		Pall Corp	819
200,000	*,e	Palm, Inc	3,486
44,525	e	Pitney Bowes, Inc	1,106
223,340		Raytheon Co	10,714
69,841	*,e	SanDisk Corp	1,516
530,925	e	Sandvik AB	5,864
10,443		Schindler Holding AG. (Reg)	716
4,695		Schindler Holding AG.	331
283,158	e	Seagate Technology, Inc	4,307
13,473	e	Seiko Epson Corp	202
97,038	e	SKF AB (B Shares)	1,524
34,388	e	SMC Corp	4,229
17,251	e	Solarworld AG.	419
33,859		SPX Corp	2,075
55,821	*	Sumitomo Heavy Industries Ltd	272
85,978	*	Teradata Corp	2,366
89,470	*,e	Terex Corp	1,855
279,900	e	Textron, Inc	5,313
219,081		Tokyo Electron Ltd	13,985
2,510,342	e	Toshiba Corp	13,172
27,262	*	Toyota Tsusho Corp	411
196,824	e	Tyco International Ltd	6,786
25,207	*	Varian Medical Systems, Inc	1,062
79,022	*,e	Vestas Wind Systems AS	5,713
899		Wacom Co Ltd	2,142
17,916	e	Wartsila Oyj (B Shares)	718
165,452	*	Western Digital Corp	6,044
23,610	e	Yokogawa Electric Corp	209
37,223		Zardoya Otis S.A.	808

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	577,867

INSTRUMENTS AND RELATED PRODUCTS - 1.64%
16,542	e	Advantest Corp	459
171,877	*,e	Agilent Technologies, Inc	4,783
58,571	e	Allergan, Inc	3,324
28,186		Bard (C.R.), Inc	2,216
431,646		Baxter International, Inc	24,608
38,544		Beckman Coulter, Inc	2,657
108,112	e	Becton Dickinson & Co	7,541
3,064,841	*	Boston Scientific Corp	32,457
45,839	*	CareFusion Corp	999
40,741	e	Cochlear Ltd	2,399
5,072		Coloplast AS (Class B)	424
44,717	e	Compagnie Generale d’Optique Essilor International S.A.	2,548

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

121,470		Covidien PLC	$5,255
75,380		Danaher Corp	5,075
29,271	e	Dentsply International, Inc	1,011
85,866		Finmeccanica S.p.A.	1,518
23,603	*,e	Flir Systems, Inc	660
20,396		Fresenius AG (Preference)	1,194
5,622		Fresenius SE	277
75,861	e	Garmin Ltd	2,863
38,217	e	Getinge AB (B Shares)	641
41,600		Hogy Medical Co Ltd	2,331
55,129	*,e	Hologic, Inc	901
20,533	*,e	Illumina, Inc	873
6,463	*,e	Intuitive Surgical, Inc	1,695
171,281		Invensys plc	797
4,224		Keyence Corp	903
28,327		Kla-Tencor Corp	1,016
76,870		LG.Philips LCD Co Ltd	2,212
25,467		Luxottica Group S.p.A.	660
752,938	e	Medtronic, Inc	27,708
30,110	*	Millipore Corp	2,118
292,020	e	Nikon Corp	5,342
152,175		Nippon Electric Glass Co Ltd	1,388
25,482		Nobel Biocare Holding AG.	843
22,612	*,e	Olympus Corp	600
288,331	e	PerkinElmer, Inc	5,547
10,448	e	Phonak Holding AG.	1,054
45,171	*,e	Qiagen NV	958
302,280	*,e	ResMed, Inc (ADR)	1,384
21,512	e	Rockwell Automation, Inc	916
70,343	e	Rockwell Collins, Inc	3,573
22,545		Roper Industries, Inc	1,149
42,660	e	Safran S.A.	799
20,982	e	Shimadzu Corp	152
188,156		Smith & Nephew plc	1,685
116,364	*	St. Jude Medical, Inc	4,539
1,564		Straumann Holding AG.	405
49,795	e	Stryker Corp	2,262
44,681		Swatch Group AG.	10,525
4,720		Swatch Group AG. Reg	215
13,262		Synthes, Inc	1,598
29,400	e	Sysmex Corp	1,271
111,076		Terumo Corp	6,113
156,431	*	Thermo Electron Corp	6,831
26,290	*,e	Waters Corp	1,469
5,018	*	William Demant Holding	373
187,675		Xerox Corp	1,453

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

49,508	*,e	Zimmer Holdings, Inc	$2,646

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	209,213

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
141,299		AON Corp	5,749
22,000		Brown & Brown, Inc	422
56,153		Hartford Financial Services Group, Inc	1,488
198,799	e	Marsh & McLennan Cos, Inc	4,916
383,672		Millea Holdings, Inc	11,113
924,709		QBE Insurance Group Ltd	19,627
90,748	e	Unipol Gruppo Finanziario S.p.A.	138
1,373		White Mountains Insurance Group Ltd	422
37,724		Willis Group Holdings Ltd	1,065

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	44,940

INSURANCE CARRIERS - 4.14%
499,756		ACE Ltd	26,717
1,657,315		Admiral Group plc	30,645
332,375	*	Aegon NV	2,821
179,631	e	Aetna, Inc	4,999
1,473,427		Aflac, Inc	62,975
45,871		Aioi Insurance Co Ltd	234
82,211	e	Alleanza Assicurazioni S.p.A	742
141,768		Allianz AG.	17,711
143,910		Allstate Corp	4,407
96,000		American Financial Group, Inc	2,448
13,739	e	American International Group, Inc	606
1,054,478	e	AMP Ltd	6,065
77,135	*	Arch Capital Group Ltd	5,210
245,064		Assicurazioni Generali S.p.A.	6,717
24,400		Assurant, Inc	782
573,439		Aviva plc	4,107
99,233		AXA Asia Pacific Holdings Ltd	383
360,768		AXA S.A.	9,767
534,959		Axis Capital Holdings Ltd	16,145
10,532		Baloise Holding AG.	1,006
1,307,000		China Life Insurance Co Ltd	5,692
66,703		Chubb Corp	3,362
114,756		Cigna Corp	3,223
27,671		Cincinnati Financial Corp	719
7,951		CNP Assurances	810
130,675		Corp Mapfre S.A.	585
59,280		Everest Re Group Ltd	5,199
8,514	e	Fairfax Financial Holdings Ltd	3,163
43,479		Fidelity National Title Group, Inc (Class A)	656

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

16,221		First American Corp	$525
10,839	e	Fondiaria-Sai S.p.A	228
424,427		Friends Provident Group plc	564
124,808	e	Great-West Lifeco, Inc	3,096
14,001	*	Hannover Rueckversicherung AG.	642
77,982	*	Health Net, Inc	1,201
135,379	*	Humana, Inc	5,050
33,879		Industrial Alliance Insurance and Financial Services, Inc	927
35,446		ING Canada, Inc	1,122
231,249	e	Insurance Australia Group Ltd	771
33,155	*	KBC Groep NV	1,665
29,070	*,e	Leucadia National Corp	719
142,005		Lincoln National Corp	3,679
62,331		Loews Corp	2,135
718,683		Manulife Financial Corp	15,103
49,767	e	Mediolanum S.p.A.	346
380,913	e	Metlife, Inc	14,501
44,201		Mitsui Sumitomo Insurance Group Holdings, Inc	1,219
173,087	e	Muenchener Rueckver AG.	27,616
69,000	e	Nipponkoa Insurance Co Ltd	432
16,000	e	Nissay Dowa General Insurance Co Ltd	82
1,131,565		Old Mutual plc	1,808
65,965		Old Republic International Corp	803
202,724		PartnerRe Ltd	15,598
154,386	e	Power Corp Of Canada	4,222
110,185	e	Power Financial Corp	3,175
761,035		Principal Financial Group	20,845
143,400		Progressive Corp	2,378
519,171		Prudential Financial, Inc	25,912
1,797,535		Prudential plc	17,279
449		Reinsurance Group of America, Inc (Class A)	20
126,799		RenaissanceRe Holdings Ltd	6,944
773,915		Royal & Sun Alliance Insurance Group plc	1,655
98,751		Sampo Oyj (A Shares)	2,487
35,186		SCOR	962
976,709		Sompo Japan Insurance, Inc	6,572
828		Sony Financial Holdings, Inc	2,379
499,991		Standard Life plc	1,750
249,352	e	Sun Life Financial, Inc	7,814
6,613		Swiss Life Holding	782
152,197		Swiss Reinsurance Co	6,870
26,798	e	T&D Holdings, Inc	725
3,648	*,e	Topdanmark AS	551
22,089		Torchmark Corp	959
64,362		Transatlantic Holdings, Inc	3,229
422,264		Travelers Cos, Inc	20,788

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,730	e	TrygVesta A.S.	$515
594,949		UnitedHealth Group, Inc	14,898
86,929		UnumProvident Corp	1,864
59,900	e	Validus Holdings Ltd	1,545
22,871	e	W.R. Berkley Corp	578
40,000	*	WellCare Health Plans, Inc	986
423,674	*	WellPoint, Inc	20,065
9,015		Wiener Staedtische Allgemeine Versicherung AG.	514
690,454	e	XL Capital Ltd (Class A)	12,055
33,901		Zurich Financial Services AG.	8,064

		TOTAL INSURANCE CARRIERS	527,110

LEATHER AND LEATHER PRODUCTS - 0.12%
43,729		Adidas-Salomon AG.	2,315
206,162		Coach, Inc	6,786
60,460		LVMH Moet Hennessy Louis Vuitton S.A.	6,081
74,589	e	Yue Yuen Industrial Holdings	207

		TOTAL LEATHER AND LEATHER PRODUCTS	15,389

LEGAL SERVICES - 0.01%
20,923	*,e	FTI Consulting, Inc	892

		TOTAL LEGAL SERVICES	892

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
46,516		Brisa-Auto Estradas de Portugal S.A.	458
175,028		ComfortDelgro Corp Ltd	200
46,262	e	Keihin Electric Express Railway Co Ltd	392
25,426	e	Keisei Electric Railway Co Ltd	169

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,219

LUMBER AND WOOD PRODUCTS - 0.01%
93,769	*	Sino-Forest Corp	1,481

		TOTAL LUMBER AND WOOD PRODUCTS	1,481

METAL MINING - 3.24%
69,167	e	Agnico-Eagle Mines Ltd	4,678
237,952	e	Alumina Ltd	384
1,992,916		Anglo American plc	63,476
94,732		Antofagasta plc	1,150
764,674		Barrick Gold Corp	28,981
499,105		Barrick Gold Corp (Canada)	18,899
2,063,349		BHP Billiton Ltd	68,678
884,168		BHP Billiton plc	24,135
171,560		Cameco Corp	4,761
86,314	e	Cleveland-Cliffs, Inc	2,793

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

278,570	e	Companhia Vale do Rio Doce (ADR)	$6,443
169,812	*,e	Eldorado Gold Corp	1,929
5,834	e	Energy Resources of Australia Ltd	130
56,853		Eurasian Natural Resources Corp	796
35,264	e	First Quantum Minerals Ltd	2,306
47,769		Franco-Nevada Corp	1,253
248,328		Freeport-McMoRan Copper & Gold, Inc (Class B)	17,038
37,258		Fresnillo plc	460
323,077		Goldcorp, Inc	12,970
151,515		IAMGOLD Corp	2,141
22,429		Inmet Mining Corp	1,256
108,686	*,e	Ivanhoe Mines Ltd	1,397
42,485		Kazakhmys plc	729
305,081		Kinross Gold Corp	6,648
40,301		Lonmin PLC	1,078
1	*	MMC Norilsk Nickel (ADR)	0	^
338,963		Newcrest Mining Ltd	9,539
129,466		Newmont Mining Corp	5,699
50,313	e	Orica Ltd	1,043
1,564,763	e	Oxiana Ltd	1,574
474,947	*,e	Paladin Resources Ltd	1,885
34,493	*	PAN American Silver Corp	792
10,286,480	*,e	Pan Australian Resources Ltd	4,447
3,907,000		PT International Nickel Indonesia Tbk	1,678
17,721		Randgold Resources Ltd	1,239
480,028	e	Rio Tinto Ltd	25,087
1,478,490		Rio Tinto plc	63,053
125,662		Sherritt International Corp	899
120,402	*	Silver Wheaton Corp	1,528
2,069,000	e	Straits Asia Resources Ltd	3,129
1,900	e	Sumitomo Titanium Corp	54
213,148		Teck Cominco Ltd	5,873
32,920		Vedanta Resources plc	1,001
421,867		Xstrata plc	6,220
326,909		Yamana Gold, Inc	3,517

		TOTAL METAL MINING	412,766

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
11,425		Armstrong World Industries, Inc	394
225,000	e	Bulgari S.p.A.	1,738
113,510		Compagnie Financiere Richemont S.A.	3,207
136,349	e	Hasbro, Inc	3,784
253,293	e	Jarden Corp	7,109
137,254		Mattel, Inc	2,534
20,373	e	Namco Bandai Holdings, Inc	209
59,990	e	Sankyo Co Ltd	3,756

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,224		Societe BIC S.A.	$585
15,075		Yamaha Corp	178

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	23,494

MISCELLANEOUS RETAIL - 1.00%
113,203	*,e	Amazon.com, Inc	10,569
1,406,619		CVS Corp	50,273
40,005	*,e	Dollar Tree, Inc	1,947
1,974,034		Game Group PLC	5,038
654,751		Home Retail Group	2,845
2,345,761		Hutchison Whampoa Ltd	16,935
100,000	*	Hypermarcas S.A.	1,958
37,052	e	Metro AG.	2,096
10,400	*,e	Office Depot, Inc	69
472,396		Origin Energy Ltd	6,801
61,797	e	Petsmart, Inc	1,344
15,565	*,e	Priceline.com, Inc	2,581
88,748	e	Shoppers Drug Mart Corp	3,642
442,498	e	Staples, Inc	10,275
51,300	e	Sugi Pharmacy Co Ltd	1,089
18,724		Tiffany & Co	721
243,171		Walgreen Co	9,112

		TOTAL MISCELLANEOUS RETAIL	127,295

MOTION PICTURES - 0.43%
20,229		Astral Media, Inc	625
197,416	*,e	Discovery Communications, Inc (Class A)	5,703
16,348	*	Discovery Communications, Inc (Class C)	426
67,500	*	DreamWorks Animation SKG, Inc (Class A)	2,401
2,447,900		Major Cineplex Group PCL	615
264,398	e	News Corp (ADR)	3,753
714,019	e	News Corp (Class A)	8,561
107,600	e	News Corp (Class B)	1,505
1,075,501		Time Warner, Inc	30,954
10,675	e	Toho Co Ltd	181

		TOTAL MOTION PICTURES	54,724

NONDEPOSITORY INSTITUTIONS - 1.37%
4,722	e	Acom Co Ltd	73
239,203	e	Aeon Credit Service Co Ltd	2,409
311,121		American Express Co	10,547
126,175		Bank of Cyprus Public Co Ltd	960
242,700	e	Capital One Financial Corp	8,672
7,460	e,m	Cattles plc	1
2,032,186	e	Challenger Financial Services Group Ltd	6,113
4,679,378	e	Chimera Investment Corp	17,876

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

16,783	e	Credit Saison Co Ltd	$197
183,301		Criteria Caixacorp S.A.	941
299,895		Discover Financial Services	4,867
32,700	e	Federal Home Loan Mortgage Corp	59
205,500	*,e	Federal National Mortgage Association	312
94,632	e	Investor AB (B Shares)	1,727
264,900	e	Japan Securities Finance Co Ltd	1,971
56,000		Jardine Matheson Holdings Ltd	1,702
450,000	e	Lancashire Holdings Ltd	3,675
55,246	e	Lender Processing Services, Inc	2,109
285,669	e	ORIX Corp	17,440
1,122		Osaka Securities Exchange Co Ltd	5,100
6,674	e	Promise Co Ltd	36
27,130		Samsung Card Co	1,216
894,947		Siemens AG.	82,874
168,819	*,e	SLM Corp	1,472
923,700		Tisco Financial Group PCL (ADR)	633
180,000		Westway Group, Inc	819

		TOTAL NONDEPOSITORY INSTITUTIONS	173,801

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
943,057		Adelaide Brighton Ltd	2,321
1,121,787		Grupo Mexico S.A. de C.V. (Series B)	2,077
6,665	e	Imerys S.A.	382
34,942		K+S AG.	1,907
18,393		Vulcan Materials Co	995

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,682

OIL AND GAS EXTRACTION - 4.49%
323,032		Anadarko Petroleum Corp	20,264
250,486		Apache Corp	23,002
48,937	*,e	Arrow Energy NL	185
264,071		Baker Hughes, Inc	11,265
3,198,675		BG Group plc	55,568
62,275	e	BJ Services Co	1,210
38,021	e	Boart Longyear Group	11
166,195		Cabot Oil & Gas Corp	5,941
30,167	*	Cairn Energy plc	1,344
105,372	*	Cameron International Corp	3,985
277,186		Canadian Natural Resources Ltd (Canada)	18,718
102,177		Canadian Oil Sands Trust	2,935
161,985		Chesapeake Energy Corp	4,600
1,566,000		China Oilfield Services Ltd	1,461
14,339	e	Cimarex Energy Co	621
2,004,000		CNOOC Ltd	2,694
28,344	*,e	Compagnie Generale de Geophysique S.A.	661

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1	*	Compagnie Generale de Geophysique-Veritas (ADR)	$0	^
113,983	*	Concho Resources, Inc	4,140
239,246	e	Crescent Point Energy Corp	8,089
283,971	*	Denbury Resources, Inc	4,296
116,247		Devon Energy Corp	7,827
79,348	e	Diamond Offshore Drilling, Inc	7,579
416,691		EnCana Corp	24,130
73,221		Enerplus Resources Fund	1,676
67,671		ENSCO International, Inc	2,879
58,422		Ensign Energy Services, Inc	886
215,601		EOG Resources, Inc	18,005
26,867		Equitable Resources, Inc	1,145
3,000	*,e	Exterran Holdings, Inc	71
631,859		Halliburton Co	17,136
33,967	e	Helmerich & Payne, Inc	1,343
113,011	e	Husky Energy, Inc	3,181
2,173	e	Idemitsu Kosan Co Ltd	179
82		Inpex Holdings, Inc	700
2,700		Japan Petroleum Exploration Co	138
96,000	*,e	Key Energy Services, Inc	835
49,113	*,e	Lundin Petroleum AB	398
155,320	*,e	Nabors Industries Ltd	3,246
204,780	*	National Oilwell Varco, Inc	8,832
22,290	*	Newfield Exploration Co	949
313,623		Nexen, Inc	7,130
19,919		Niko Resources Ltd	1,558
82,119		Noble Corp	3,117
120,901		Noble Energy, Inc	7,975
905,170		Occidental Petroleum Corp	70,966
26,406	*	Oil India Ltd	626
82,479	e	Patterson-UTI Energy, Inc	1,245
177,466		Penn West Energy Trust	2,815
59,695	*	PetroHawk Energy Corp	1,445
41,600		Petroleo Brasileiro S.A.	959
599,206		Petroleo Brasileiro S.A. (ADR)	27,504
19,823	e	Pioneer Natural Resources Co	719
21,537	*	Plains Exploration & Production Co	596
627,010	*,e	Pride International, Inc	19,086
65,559		ProEx Energy Ltd	846
109,029		Provident Energy Trust	631
230,611	e	Range Resources Corp	11,383
23,953		Rowan Cos, Inc	553
535,428	e	Santos Ltd	7,180
38,478		SBM Offshore NV	818
625,930		Schlumberger Ltd	37,305
60,246	*,e	SeaDrill Ltd	1,258

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

28,181	*,e	Seahawk Drilling, Inc	$876
121,877	e	Smith International, Inc	3,498
97,793	*	Southwestern Energy Co	4,174
452,667		Talisman Energy, Inc	7,877
22,260	e	Technip S.A.	1,422
40,567	e	Tidewater, Inc	1,910
107,830	*	Transocean Ltd	9,223
54,174	e	Trican Well Service Ltd	703
1,865,824		Tullow Oil plc	33,635
31,949	*,e	Ultra Petroleum Corp	1,564
13,851		Vermilion Energy Trust	383
151,056	*	Weatherford International Ltd	3,131
112,669		Woodside Petroleum Ltd	5,182
480,003		XTO Energy, Inc	19,834

		TOTAL OIL AND GAS EXTRACTION	571,252

PAPER AND ALLIED PRODUCTS - 0.28%
14	*,e	Domtar Corporation	0	^
12,968		Exor S.p.A	240
29,772		Greif, Inc (Class A)	1,639
10,837		Holmen AB (B Shares)	298
243,242		International Paper Co	5,407
260,445		Kimberly-Clark Corp	15,362
45,100	e	MeadWestvaco Corp	1,006
25,951		Metso Oyj	730
9,000	e	Nippon Paper Group, Inc	260
88,563	e	OJI Paper Co Ltd	400
36,000		Sonoco Products Co	991
142,213		Stora Enso Oyj (R Shares)	991
121,571	e	Svenska Cellulosa AB (B Shares)	1,648
49,841	e	Uni-Charm Corp	4,731
130,833		UPM-Kymmene Oyj	1,570

		TOTAL PAPER AND ALLIED PRODUCTS	35,273

PERSONAL SERVICES - 0.05%
2,212,000		Chaoda Modern Agriculture	1,336
27,887	e	Cintas Corp	845
128,598		H&R Block, Inc	2,364
545,838		Kuala Lumpur Kepong BHD	2,176

		TOTAL PERSONAL SERVICES	6,721

PETROLEUM AND COAL PRODUCTS - 4.55%
10,689,979		BP plc	94,476
160,972	e	BP plc (ADR)	8,569
13,134		Caltex Australia Ltd	140
1,111,512		Chevron Corp	78,284

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

459,944		ConocoPhillips	$20,771
53,343		Cosmo Oil Co Ltd	149
846,802	e	ENI S.p.A.	21,165
1,992,346		Exxon Mobil Corp	136,696
40,539	e	Galp Energia SGPS S.A.	701
22,100		Hellenic Petroleum S.A.	251
146,693		Hess Corp	7,842
129,009	e	Imperial Oil Ltd	4,910
379,739		Marathon Oil Corp	12,114
108,826		Murphy Oil Corp	6,265
26,661		Neste Oil Oyj	492
87,820		Nippon Mining Holdings, Inc	432
33,041		OMV AG.	1,333
160,544		Repsol YPF S.A.	4,367
949,180	e	Royal Dutch Shell plc (A Shares)	27,055
1,200,159		Royal Dutch Shell plc (B Shares)	33,297
63,201	e	Saras S.p.A.	244
17,766		Showa Shell Sekiyu KK	194
411,725		Statoil ASA	9,259
691,645		Suncor Energy, Inc	24,161
230,737		Suncor Energy, Inc (Canada)	7,974
18,448		Sunoco, Inc	525
81,000	e	Tesoro Corp	1,213
25,626	e	TonenGeneral Sekiyu KK	250
1,187,466	e	Total S.A.	70,558
128,387		Valero Energy Corp	2,489
48,000	e	Walter Industries, Inc	2,883

		TOTAL PETROLEUM AND COAL PRODUCTS	579,059

PIPELINES, EXCEPT NATURAL GAS - 0.11%
11,118	*	Kinder Morgan Management LLC	526
248,594	e	Spectra Energy Corp	4,708
297,633	e	TransCanada Corp	9,277

		TOTAL PIPELINES, EXCEPT NATURAL GAS	14,511

PRIMARY METAL INDUSTRIES - 0.95%
30,114	e	Acerinox S.A.	647
5,600		AK Steel Holding Corp	110
171,789	e	Alcoa, Inc	2,254
19,104	e	Allegheny Technologies, Inc	668
182,040	*,e	ArcelorMittal	6,806
1,393,800	e	BlueScope Steel Ltd	3,603
521,398		Corning, Inc	7,983
31,698	e	Daido Steel Co Ltd	115
114,318		DOWA HOLDINGS CO Ltd	693
1,278,458	e	Furukawa Electric Co Ltd	5,198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

65,619		Gerdau Ameristeel Corp	$523
111,404		JFE Holdings, Inc	3,822
47,179		Johnson Matthey plc	1,047
248,723		Kobe Steel Ltd	435
3,698,000	e	Maanshan Iron & Steel	2,233
3,996	e	Maruichi Steel Tube Ltd	80
113,186		Mitsubishi Materials Corp	313
43,239	e	Mitsui Mining & Smelting Co Ltd	111
1,634,884		Nippon Steel Corp	5,974
157,836	e	Norsk Hydro ASA	1,050
68,541	e	Nucor Corp	3,222
132,001		OneSteel Ltd	353
25,914		Outokumpu Oyj	488
6,000		POSCO	2,480
147,037	e	Precision Castparts Corp	14,980
754,054		Straits Resources Ltd	1,094
383,456	*	Sumitomo Electric Industries Ltd	5,015
2,586,314	e	Sumitomo Metal Industries Ltd	6,367
56,449		Sumitomo Metal Mining Co Ltd	927
281,780		Tenaris S.A.	5,022
62,140	e	Tokyo Steel Manufacturing Co Ltd	761
23,479		Umicore	703
47,854	e	United States Steel Corp	2,123
109,687		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	2,892
174,929	e	Vallourec	29,644
29,856		Voestalpine AG.	1,066
4,200		Yamato Kogyo Co Ltd	118

		TOTAL PRIMARY METAL INDUSTRIES	120,920

PRINTING AND PUBLISHING - 0.42%
2,350,000		AMVIG Holdings Ltd	973
58,138		Dai Nippon Printing Co Ltd	801
44,191		Dun & Bradstreet Corp	3,328
206,109	e	John Fairfax Holdings Ltd	312
25,204		Lagardere S.C.A.	1,174
127,508		McGraw-Hill Cos, Inc	3,206
176,488	e	Orkla ASA	1,664
24,432	e	PagesJaunes Groupe S.A.	317
2,199,938		Pearson plc	27,107
62,709		R.R. Donnelley & Sons Co	1,333
183,143		Reed Elsevier NV	2,066
284,152		Reed Elsevier plc	2,127
16,226	e	Sanoma-WSOY Oyj	358
156,344	e	Singapore Press Holdings Ltd	428
164,838	e	Thomson Corp	5,527
56,540	e	Toppan Printing Co Ltd	535

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

927	e	Washington Post Co (Class B)	$434
59,275		Wolters Kluwer NV	1,266
105,808		Yellow Pages Income Fund	534

		TOTAL PRINTING AND PUBLISHING	53,490

RAILROAD TRANSPORTATION - 0.53%
1,373,412	*,e	Asciano Group	2,005
102,995		Burlington Northern Santa Fe Corp	8,222
212,038		Canadian National Railway Co	10,443
74,830	e	Canadian Pacific Railway Ltd	3,502
165		Central Japan Railway Co	1,186
249,703		CSX Corp	10,453
78,378		East Japan Railway Co	5,641
357,174		Firstgroup PLC	2,361
123,400		Hankyu Hanshin Holdings, Inc	591
50,986	*,e	Kansas City Southern Industries, Inc	1,351
166,247	e	MTR Corp	577
119,149		Norfolk Southern Corp	5,137
271,363		Union Pacific Corp	15,833
197	e	West Japan Railway Co	746

		TOTAL RAILROAD TRANSPORTATION	68,048

REAL ESTATE - 0.93%
1,500,000		Agile Property Holdings Ltd	1,765
10,650,901		Ayala Land, Inc	2,585
10,195,901	m	Ayala Land, Inc (Preference)	22
1,281,791		British Land Co plc	9,734
99,734		Brookfield Properties Corp	1,131
2,657,994	e	CapitaLand Ltd	7,019
376,516		CapitaMall Trust	494
10,200	*,e	CB Richard Ellis Group, Inc (Class A)	120
433,696		Cheung Kong Holdings Ltd	5,504
428,000		China Aoyuan Property Group Ltd	73
998,000	e	China Resources Land Ltd	2,187
88,304		Chinese Estates Holdings Ltd	149
47,495	e	City Developments Ltd	348
10,958		Corio NV	756
20,265,600		Erawan Group PCL	1,492
3,000	e	Forest City Enterprises, Inc (Class A)	40
3,816	e	Gecina S.A.	455
353,000	*,e	Genting International plc	281
4,789,000	*	Glorious Property Holdings Ltd	2,719
145,480		Hammerson plc	917
80,000		Hang Lung Group Ltd	401
1,222,793		Hang Lung Properties Ltd	4,505
252,273		Henderson Land Development Co Ltd	1,660

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

51,717		Hopewell Holdings	$162
58,452		Hysan Development Co Ltd	146
5,217		ICADE	559
4,520,500		IGB Corp BHD	2,338
149,000	e	Keppel Land Ltd	290
2,546,700		KLCC Property Holdings BHD	2,443
18,089	e	Klepierre	717
10,643,200		Land and Houses PCL	2,134
151,446		Land Securities Group plc	1,513
14,267	e	Leighton Holdings Ltd	455
83,428	e	Liberty International plc	640
289,836		Link Real Estate Investment Trust	638
16,728,500	*	Lippo Karawaci Tbk PT	1,160
420,632		Macquarie Goodman Group	247
45,524,500	*	Metro Pacific Investments Corp	3,171
247,974		Mirvac Group	368
872,404		Mitsubishi Estate Co Ltd	13,722
472,863		Mitsui Fudosan Co Ltd	8,002
272,000	*	Mongolia Energy Co ltd	97
75,000		Multiplan Empreendimentos Imobiliarios S.A.	1,175
2,232,589		New World Development Ltd	4,805
9,374		Nomura Real Estate Holdings, Inc	152
900	e	NTT Urban Development Corp	826
4,832,000	e	Renhe Commercial Holdings Co Ltd	973
3,783,749		Rich Development Co Ltd	1,765
2,477	e	Risa Partners, Inc	1,600
138,969		Segro plc	816
154,507		Sino Land Co	277
8,432,000		SM Prime Holdings	1,869
1,681,300		SP Setia BHD	1,958
243,224		Stockland Trust Group	875
58,256	e	Sumitomo Realty & Development Co Ltd	1,066
748,448		Sun Hung Kai Properties Ltd	11,029
27,572	e	Tokyo Tatemono Co Ltd	135
42,862	e	Tokyu Land Corp	171
19,740	e	Unibail	4,100
3,450,782	*	Unitech Corporate Parks plc	1,186
83,000		Wheelock & Co Ltd	272
12,705		YNH Property BHD	7

		TOTAL REAL ESTATE	118,216

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.49%
695,015		Asics Corp	6,465
428,332		Bayer AG.	29,679
65,161	e	Bridgestone Corp	1,169
1,700	e	Cooper Tire & Rubber Co	30

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

57,676	e	Denki Kagaku Kogyo KK	$238
256,940	*	Goodyear Tire & Rubber Co	4,376
38,001		Michelin (C.G.D.E.) (Class B)	2,981
56,495	e	Mitsubishi Rayon Co Ltd	194
855,282	e	Mitsui Chemicals, Inc	3,049
118,704		Newell Rubbermaid, Inc	1,862
11,751	*	NOK Corp	175
26,419	e	Nokian Renkaat Oyj	616
1,004,614		Pirelli & C S.p.A.	538
9,588		Puma AG. Rudolf Dassler Sport	3,184
22,581		Sealed Air Corp	443
751,359		SSL International plc	7,685
17,863		Sumitomo Rubber Industries, Inc	169

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	62,853

SECURITY AND COMMODITY BROKERS - 2.37%
71,085		Ameriprise Financial, Inc	2,583
110,191	*	Artio Global Investors, Inc	2,881
108,324		Australian Stock Exchange Ltd	3,364
20,358	e	BlackRock, Inc	4,414
38,000		Broadridge Financial Solutions, Inc	764
361,143		Charles Schwab Corp	6,916
30,794	e	CME Group, Inc	9,490
1,029,832		Credit Suisse Group	57,140
859,355		Daiwa Securities Group, Inc	4,432
45,625		Deutsche Boerse AG.	3,729
18,117,700	*,e	E*Trade Financial Corp	31,706
15,712	e	Eaton Vance Corp	440
7,691	e	F&C Asset Management plc	10
72,716	e	Franklin Resources, Inc	7,315
380,873		Goldman Sachs Group, Inc	70,213
674,098		Hong Kong Exchanges and Clearing Ltd	12,221
108,762		ICAP plc	735
52,219	e	IGM Financial, Inc	2,071
39,233	*	IntercontinentalExchange, Inc	3,813
271,921		Invesco Ltd	6,189
1,669,600		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,895
14,767	*,e	Jefferies Group, Inc	402
4,316,879		Legal & General Group plc	6,057
242,725	e	Legg Mason, Inc	7,532
31,722	e	London Stock Exchange Group plc	434
39,382	e	Macquarie Group Ltd	2,043
407,372		Man Group plc	2,156
11,900	e	Matsui Securities Co Ltd	97
681,314		Morgan Stanley	21,039

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

21,736	*	Nasdaq Stock Market, Inc	$458
2,187,399	e	Nomura Holdings, Inc	13,476
41,149		NYSE Euronext	1,189
3,672	e	Perpetual Trustees Australia Ltd	127
28,845		Schroders plc	504
22,953		SEI Investments Co	452
357,751	e	Shinko Securities Co Ltd	1,303
1,037,111		Singapore Exchange Ltd	6,199
40,725	e	T Rowe Price Group, Inc	1,861
90,201	*	TD Ameritrade Holding Corp	1,770
34,894	e	TMX Group, Inc	1,170

		TOTAL SECURITY AND COMMODITY BROKERS	301,590

SPECIAL TRADE CONTRACTORS - 0.01%
13,131		Kinden Corp	110
29,542	*,e	Quanta Services, Inc	654

		TOTAL SPECIAL TRADE CONTRACTORS	764

STONE, CLAY, AND GLASS PRODUCTS - 0.70%
183,036		3M Co	13,508
1,017,698		Asahi Glass Co Ltd	8,220
50,985		Boral Ltd	274
52,188		Cimpor Cimentos de Portugal S.A.	431
1,089,486		CRH plc	30,139
7,402		CRH plc (IRELAND)	206
319,220	e	Holcim Ltd	21,901
16,728	e	Italcementi S.p.A.	258
52,699	*	James Hardie Industries NV	365
47,106	e	Lafarge S.A.	4,215
6,372	e	Martin Marietta Materials, Inc	587
26,673	e	NGK Insulators Ltd	618
61,041	e	Nippon Sheet Glass Co Ltd	204
137,382	*	Owens-Illinois, Inc	5,069
5,236		Pargesa Holding S.A.	452
2,003,000		PT Indocement Tunggal Prakarsa Tbk	2,197
101,376	e	Taiheiyo Cement Corp	136
11,585		Titan Cement Co S.A.	400
24,681	e	Toto Ltd	155

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	89,335

TEXTILE MILL PRODUCTS - 0.04%
39,140		Cheil Industries, Inc	1,697
2,137,246		Far Eastern Textile Co Ltd	2,507
11,072	*,e	Mohawk Industries, Inc	528
12,054	e	Nisshinbo Industries, Inc	128
96,807	e	Teijin Ltd	302

		TOTAL TEXTILE MILL PRODUCTS	5,162

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

TOBACCO PRODUCTS - 1.11%
994,221		Altria Group, Inc	$17,707
1,225,340		British American Tobacco plc	38,441
44,970		Fortune Brands, Inc	1,933
2,902,728		Huabao International Holdings Ltd	3,112
249,075		Imperial Tobacco Group plc	7,197
1,605		Japan Tobacco, Inc	5,507
158,733		Lorillard, Inc	11,794
1,118,721		Philip Morris International, Inc	54,526
53,962		Swedish Match AB	1,084

		TOTAL TOBACCO PRODUCTS	141,301

TRANSPORTATION BY AIR - 0.32%
7,694	e	Aeroports de Paris	692
3,900,000		Air China Ltd	2,249
25,794	e	Air France-KLM	469
2,183,000	*	AirAsia BHD	883
97,862	*	All Nippon Airways Co Ltd	281
95,121		Auckland International Airport Ltd	128
2,418,115	e	British Airways plc	8,522
276,237		Cathay Pacific Airways Ltd	436
288,712	*,e	Continental Airlines, Inc (Class B)	4,746
206,328	*	Delta Air Lines, Inc	1,849
194,103		FedEx Corp	14,601
7,566	e	Fraport AG. Frankfurt Airport Services Worldwide	402
6,400		Hong Kong Aircraft Engineerg	76
120,786		Iberia Lineas Aereas de Espana	376
83,000	*,e	Japan Airlines Corp	122
72,100	*	Korean Air Lines Co Ltd	2,937
66,883		Macquarie Airports	168
96,015		Qantas Airways Ltd	242
71,455	*	Ryanair Holdings plc	357
2,141	*	Ryanair Holdings plc (ADR)	62
51,774		Singapore Airlines Ltd	506
37,795		Singapore Airport Terminal Services Ltd	61
57,880	e	Southwest Airlines Co	556
71,800	*,e	Virgin Blue Holdings Ltd	27

		TOTAL TRANSPORTATION BY AIR	40,748

TRANSPORTATION EQUIPMENT - 3.45%
20,542	*	Aisin Seiki Co Ltd	501
1,289,910		Austal Ltd	2,959
105,000	e	Autoliv, Inc	3,528
813,934		BAE Systems plc	4,542

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

445,928	e	Bayerische Motoren Werke AG.	$21,501
11,650		Bayerische Motoren Werke AG. (Preference)	388
404,716		Boeing Co	21,915
622,555	e	Bombardier, Inc	2,890
254,687		Cobham plc	891
84,584	e	Cosco Corp Singapore Ltd	72
27,000	e	Daihatsu Motor Co Ltd	276
2,175,064		DaimlerChrysler AG. (EUR)	109,507
355,235	*	Denso Corp	10,448
2,610,000		Denway Motors Ltd	1,162
95,007	e	European Aeronautic Defence and Space Co	2,133
472,640	e	Fiat S.p.A.	6,079
1,261,772	*,e	Ford Motor Co	9,097
75,932	e	Fuji Heavy Industries Ltd	295
206,416		General Dynamics Corp	13,334
52,894		Genuine Parts Co	2,013
130,712		Goodrich Corp	7,103
163,588	e	Harley-Davidson, Inc	3,763
14,853		Harsco Corp	526
26,182	*	Hino Motors Ltd	99
1,220,568	*,e	Honda Motor Co Ltd	37,597
449,580		Honeywell International, Inc	16,702
4,105		Hyundai Mobis	577
1,597,269	*	Isuzu Motors Ltd	3,381
13,945		Jardine Cycle & Carriage Ltd	241
294,795	e	JTEKT Corp	3,435
164,044	e	Kawasaki Heavy Industries Ltd	417
898,472		Keppel Corp Ltd	5,166
192,792		Lockheed Martin Corp	15,053
91,525	*	Magna International, Inc (Class A)	3,901
45,725	e	MAN AG.	3,774
107,150	*,e	Mazda Motor Corp	240
398,130	*,e	Mitsubishi Motors Corp	656
72,875	e	Mitsui Engineering & Shipbuilding Co Ltd	189
103,800		Modec, Inc	2,123
5,000	*,e	Navistar International Corp	187
16,138		NHK Spring Co Ltd	133
471,206	e	NSK Ltd	2,924
77,185	e	Paccar, Inc	2,911
43,664		Peugeot S.A.	1,331
167,515		Porsche AG.	13,176
90,606		Renault S.A.	4,225
419,603		Rolls-Royce Group plc	3,157
72,301		Scania AB (B Shares)	897
81,372		SembCorp Marine Ltd	184
8,461	e	Shimano, Inc	366

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

136,074	e	Singapore Technologies Engineering Ltd	$266
50,000	*,e	Spirit Aerosystems Holdings, Inc (Class A)	903
306,318	e	Suzuki Motor Corp	7,149
30,408		Thales S.A.	1,508
167,766	e	Tomkins PLC	506
6,696	e	Toyoda Gosei Co Ltd	196
21,194	*,e	Toyota Industries Corp	582
1,431,248		Toyota Motor Corp	56,921
287,673		United Technologies Corp	17,528
17,187		Volkswagen AG. (Preference)	2,002
88,642		Volvo AB (A Shares)	795
228,031	e	Volvo AB (B Shares)	2,110
23,289	e	Yamaha Motor Co Ltd	287

		TOTAL TRANSPORTATION EQUIPMENT	438,718

TRANSPORTATION SERVICES - 0.08%
58,145		Autostrade S.p.A.	1,410
26,279	e	CH Robinson Worldwide, Inc	1,518
48,454		Cintra Concesiones de Infraestructuras de Transporte S.A.	564
47,896		Deutsche Lufthansa AG.	849
54,709		Expeditors International Washington, Inc	1,923
65,920	e	Toll Holdings Ltd	496
42,332	e	TUI AG.	437
225,000	e	UTI Worldwide, Inc	3,257

		TOTAL TRANSPORTATION SERVICES	10,454

TRUCKING AND WAREHOUSING - 0.61%
1,549,174		Deutsche Post AG.	29,017
108,633	e	DSV AS	1,937
16,832		J.B. Hunt Transport Services, Inc	541
67,427		Kerry Properties Ltd	361
11,262	e	Mitsubishi Logistics Corp	136
6,745	e	Neopost S.A.	605
87,252		Nippon Express Co Ltd	355
1,148,697		TNT NV	30,829
227,466		United Parcel Service, Inc (Class B)	12,845
41,078		Yamato Transport Co Ltd	675

		TOTAL TRUCKING AND WAREHOUSING	77,301

WATER TRANSPORTATION - 0.29%
114		AP Moller - Maersk AS (Class A)	762
229		AP Moller - Maersk AS (Class B)	1,576
97,102		Carnival Corp	3,232
32,883		Carnival plc	1,120
99,000	e	Danaos Corp	500
4,161,139		DP World Ltd	2,330

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,781,000	*	Ezra Holdings Ltd	$2,377
206,298		Hamburger Hafen und Logistik AG.	9,294
5,568,400		International Container Term Services, Inc	2,586
23,126		Kamigumi Co Ltd	189
454,186	e	Kawasaki Kisen Kaisha Ltd	1,685
12,444		Kuehne & Nagel International AG.	1,081
1,101,006	e	Mitsui OSK Lines Ltd	6,525
85,465	e	Neptune Orient Lines Ltd	108
115,636	e	Nippon Yusen Kabushiki Kaisha	447
90,000	e	Omega Navigation Enterprises, Inc (Class A)	294
21,364		Orient Overseas International Ltd	109
49,731	*,e	Royal Caribbean Cruises Ltd	1,198
2,272,000	e	Shun TAK Holdings Ltd	1,724

		TOTAL WATER TRANSPORTATION	37,137

WHOLESALE TRADE-DURABLE GOODS - 0.96%
102,224	*	Arrow Electronics, Inc	2,878
70,267	e	Assa Abloy AB (Class B)	1,142
281,887		Banpu PCL	3,611
17,929	e	BorgWarner, Inc	543
72,628		Bunzl plc	736
7,364		Canon Marketing Japan, Inc	130
786,000		China National Building Material Co Ltd	1,850
4,484,000	*	China Resources Cement Holdings Ltd	2,256
232,146	e	Compagnie de Saint-Gobain	12,043
35,000	*	Emdeon, Inc	567
74,300		Finning International, Inc	1,110
121,227	*,e	Fortescue Metals Group Ltd	409
606,028		Itochu Corp	4,017
286,881		Li & Fung Ltd	1,157
2,611,000	*	Metallurgical Corp of China Ltd	1,772
1,110,036		Mitsubishi Corp	22,457
854,909		Mitsui & Co Ltd	11,181
1,756,523		Nissan Motor Co Ltd	11,878
58,321		Nisshin Steel Co Ltd	104
20,310	*,e	Patterson Cos, Inc	553
23,115		Prysmian S.p.A.	434
1,641,063		PT Astra International Tbk	5,663
900,000		Rajesh Exports Ltd	1,373
20,597	e	Rautaruukki Oyj	494
26,800	e	Reliance Steel & Aluminum Co	1,141
26,450		Samsung Corp	1,221
52,278		Schneider Electric S.A.	5,298
14,414	e	Sims Group Ltd	290
129,947	e	Sumitomo Corp	1,339
12,169		THK Co Ltd	238

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

92,885	e	ThyssenKrupp AG.	$3,198
9,887		W.W. Grainger, Inc	884
803,561		Wesfarmers Ltd	18,779
14,856		Wesfarmers Ltd PPS	348
65,585	*	Wolseley plc	1,580

		TOTAL WHOLESALE TRADE-DURABLE GOODS	122,674

WHOLESALE TRADE-NONDURABLE GOODS - 1.00%
3,000	e	ABC-Mart, Inc	93
29,136		Airgas, Inc	1,409
52,315		Akzo Nobel NV	3,241
3,457	e	Alfresa Holdings Corp	141
25,000,000	*	Alliance Global Group, Inc	2,533
180,952	e	Billabong International Ltd	1,916
11,358		Brown-Forman Corp (Class B)	548
91,678		Cardinal Health, Inc	2,457
10,403	e	Casino Guichard Perrachon S.A.	825
17,972	e	Celesio AG.	495
360,000		Dairy Crest Group plc	2,206
5,048,000		Dalian Port PDA Co Ltd	2,078
267,884	*	Dean Foods Co	4,766
59,886	*,e	Endo Pharmaceuticals Holdings, Inc	1,355
828,015		Esprit Holdings Ltd	5,556
2,376,038	e	Foster’s Group Ltd	11,634
48,952	*,e	Gildan Activewear, Inc	967
79,240		Hanwha Corp	2,895
19,082	*,e	Henry Schein, Inc	1,048
196,622	e	Herbalife Ltd	6,437
15,795	e	Kikkoman Corp	197
1,168,235		Marubeni Corp	5,896
69,562	e	Metcash Ltd	276
97,718		Metro, Inc	3,194
124,417		Nippon Oil Corp	699
5,403,050	e	Noble Group Ltd	9,397
6,279,000	*	Peak Sport Products Co Ltd	2,876
75,100	e	San-A Co Ltd	3,029
1,622,533	*,e	Sojitz Holdings Corp	3,091
6,571	e	Suzuken Co Ltd	227
243,102		Sysco Corp	6,041
127,232	e	Terra Industries, Inc	4,411
996,294	e	Unilever NV	28,713
215,000		Unilever NV ADR	6,205
99,895	*,e	Viterra, Inc	996

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	127,848

		TOTAL COMMON STOCKS	12,638,341

		(Cost $12,346,558)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES	COMPANY	MATURITY DATE	VALUE (000)

RIGHTS / WARRANTS - 0.01%

BUSINESS SERVICES - 0.00% **
70,600	e	Genting Singapore plc	$16

		TOTAL BUSINESS SERVICES	16

DEPOSITORY INSTITUTIONS - 0.01%
460,367	e	BNP Paribas	997
457,527	m	Fortis	0	^
105,153		Mediobanca S.p.A	7
73,235		Swedbank AB	144
135,487		Unione di Banche Italiane SCPA	16

		TOTAL DEPOSITORY INSTITUTIONS	1,164

FOOD AND KINDRED PRODUCTS - 0.00% **
34,086		Golden Agri-Resources Ltd	3

		TOTAL FOOD AND KINDRED PRODUCTS	3

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
681,005	m	GPT Group	0	^
22,780		IJM Land BHD	7

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7

NONDEPOSITORY INSTITUTIONS - 0.00% **
288,903		Heckmann Corp	162

		TOTAL NONDEPOSITORY INSTITUTIONS	162

PRIMARY METAL INDUSTRIES - 0.00% **
10,913		DOWA HOLDINGS CO LTD	0	^

		TOTAL PRIMARY METAL INDUSTRIES	0	^

REAL ESTATE - 0.00% **
556,400		SP Setia BHD	101

		TOTAL REAL ESTATE	101

		TOTAL RIGHTS / WARRANTS	1,453

		(Cost $947)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 5.42%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.17%
$ 1,350,000	Federal Home Loan Bank (FHLB)	10/9/09	1,350
20,000,000	FHLB	10/1/09	20,000

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		21,350

	(Cost $21,350)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL	ISSUER	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.25%
REPURCHASE AGREEMENTS - 1.23%
$ 105,000,000	BNP Paribas, Inc	$105,000
50,782,000	Morgan Stanley	50,782

	TOTAL REPURCHASE AGREEMENTS	155,782

VARIABLE RATE SECURITY - 4.02%
15,000,000	American Express Credit Account Master Trust	14,967
11,000,000	American Express Credit Account Master Trust	10,829
14,000,000	American Express Credit Account Master Trust	13,894
15,000,000	BA Credit Card Trust	14,908
11,000,000	BA Credit Card Trust	10,896
30,000,000	Bank of America Corp	29,986
5,000,000	Bank One Issuance Trust	4,961
1,918,297	Brunel Residential Mortgage Securization PLC	1,905
5,000,000	Capital One Multi-Asset Execution Trust	5,004
8,000,000	Capital One Multi-Asset Execution Trust	7,920
30,000,000	Capital One Multi-Asset Execution Trust	29,877
5,000,000	Chase Issuance Trust	4,975
3,875,000	Chase Issuance Trust	3,853
9,000,000	Chase Issuance Trust	8,846
20,000,000	Citibank Credit Card Issuance Trust	19,776
20,000,000	Citigroup Funding, Inc	20,016
10,000,000	Discover Card Execution Note Trust	10,001
7,000,000	Discover Card Execution Note Trust	7,015
3,000,000	Discover Card Master Trust	2,994
2,000,000	Discover Card Master Trust	1,994
3,000,000	Discover Card Master Trust	2,995
18,000,000	Discover Card Master Trust	17,870
12,000,000	Discover Card Master Trust 1	11,941
8,000,000	GE Equipment Midticket LLC	7,824
3,000,000	General Electric Cap Corp	2,914
4,000,000	General Electric Cap Corp	3,964
6,000,000	General Electric Cap Corp	6,000
20,000,000	General Electric Cap Corp	19,630
10,000,000	General Electric Cap Corp	10,002
5,106,232	Granite Master Issuer Plc 2006	4,316
4,376,770	Granite Master Issuer Plc 2007	3,708
22,000,000	JP Morgan Chase & Co	22,049
20,000,000	JP Morgan Chase & Co	20,015
2,356,945	Medallion Trust	2,204
13,000,000	Nelnet Student Loan Trust	12,924
4,819,381	Nelnet Student Loan Trust	4,787
22,000,000	Permanent Financing Plc	21,758
25,000,000	Permanent Master Issuer Plc	23,144

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL	ISSUER	VALUE (000)

$ 5,198,600	Puma Global Mortgage Backed Trust	$4,772
25,000,000	Rabobank Nederland Trust	25,049
9,710,042	SLM Student Loan Trust	9,692
30,000,000	SLM Student Loan Trust	28,005
8,000,000	SLM Student Loan Trust	8,003
11,227,404	Wachovia Student Loan Trust	11,192
2,500,660	World Omni Auto Receivable Trust	2,504

	TOTAL VARIABLE RATE SECURITY	511,879

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	667,661

	(Cost $674,706)

	TOTAL SHORT-TERM INVESTMENTS	689,011

	(Cost $696,056)

	TOTAL PORTFOLIO - 104.75%	13,328,805
	(Cost $13,043,561)

	OTHER ASSETS AND LIABILITIES, NET - (4.75)%	(604,163)

	NET ASSETS - 100.00%	$12,724,642

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
LLC	Limited Liability Company
plc	Public Liability Company

*	Non-income producing
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
b	In bankruptcy
e	All or a portion of these securities are out on loan.
f	Restricted security
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

At September 30, 2009, the net unrealized appreciation on investment was $285,244,346, consisting of gross unrealized appreciation of $1,316,125,439 and gross unrealized depreciation of $(1,030,881,093).

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
September 30, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC
UNITED STATES	$6,640,206,704	49.82%

TOTAL DOMESTIC	6,640,206,704	49.82

FOREIGN
ARGENTINA	5,022,331	0.04
AUSTRALIA	457,146,564	3.43
AUSTRIA	16,564,704	0.12
BELGIUM	73,617,326	0.55
BERMUDA	1,545,420	0.01
BRAZIL	67,234,452	0.50
CAMBODIA	1,401,905	0.01
CANADA	510,562,375	3.83
CAYMAN ISLANDS	932,123	0.01
CHINA	100,546,258	0.75
CYPRUS	960,118	0.01
CZECH REPUBLIC	6,213,496	0.05
DENMARK	23,991,625	0.18
FINLAND	66,512,677	0.50
FRANCE	475,407,027	3.57
GERMANY	611,656,732	4.59
GREECE	19,560,403	0.15
HONG KONG	119,003,575	0.89
INDIA	33,072,925	0.25
INDONESIA	15,043,863	0.11
IRELAND	83,303,255	0.62
ISRAEL	75,192,326	0.56
ITALY	133,243,333	1.00
JAPAN	964,348,258	7.23
JERSEY, C.I.	1,239,320	0.01
KAZAKHSTAN	796,385	0.01
KOREA, REPUBLIC OF	55,504,283	0.42
LUXEMBOURG	9,640,523	0.07
MACAU	1,314,163	0.01
MALAYSIA	13,320,407	0.10
MEXICO	2,536,693	0.02
NETHERLANDS	251,640,635	1.89
NEW ZEALAND	1,113,013	0.01
NORWAY	19,381,457	0.14
PERU	2,388,321	0.02
PHILIPPINES	23,337,702	0.17
PORTUGAL	10,978,297	0.08
RUSSIA	12	0.00
SINGAPORE	78,162,068	0.59
SPAIN	216,865,977	1.63
SWEDEN	65,784,949	0.49
SWITZERLAND	622,232,599	4.67
TAIWAN	69,398,246	0.52
THAILAND	30,145,628	0.23
UNITED ARAB EMIRATES	2,330,238	0.02
UNITED KINGDOM	1,348,404,459	10.12

TOTAL FOREIGN	6,688,598,446	50.18

TOTAL PORTFOLIO	$13,328,805,150	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.56%

AMUSEMENT AND RECREATION SERVICES - 0.32%
348,224	*	Electronic Arts, Inc	$6,634
966,217		Walt Disney Co	26,532
16,425	*	Warner Music Group Corp	91
46,606	*	WMS Industries, Inc	2,077

		TOTAL AMUSEMENT AND RECREATION SERVICES	35,334

APPAREL AND ACCESSORY STORES - 1.52%
48,354		Abercrombie & Fitch Co (Class A)	1,590
299,203	*	Aeropostale, Inc	13,006
180,102		American Eagle Outfitters, Inc	3,037
181,541	*	Chico’s FAS, Inc	2,360
76,669		Foot Locker, Inc	916
1,931,233		Gap, Inc	41,328
101,539	*	Hanesbrands, Inc	2,173
1,270,437	*	Kohl’s Corp	72,478
193,125		Limited Brands, Inc	3,281
177,600		Nordstrom, Inc	5,424
374,757		Ross Stores, Inc	17,902
137,762	*	Urban Outfitters, Inc	4,156

		TOTAL APPAREL AND ACCESSORY STORES	167,651

APPAREL AND OTHER TEXTILE PRODUCTS - 0.44%
422,537		Guess ?, Inc	15,651
389,772		Nike, Inc (Class B)	25,219
35,481		Phillips-Van Heusen Corp	1,518
55,966		Polo Ralph Lauren Corp (Class A)	4,288
21,485		VF Corp	1,556

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	48,232

AUTO REPAIR, SERVICES AND PARKING - 0.02%
55,689		Ryder System, Inc	2,175

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,175

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
102,848		Advance Auto Parts	$4,040
7,300	*	Autonation, Inc	132
33,019	*	Autozone, Inc	4,828
167,947	*	Carmax, Inc	3,510
72,220	*	Copart, Inc	2,398
145,606	*	O’Reilly Automotive, Inc	5,263
14,155		Penske Auto Group, Inc	271

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	20,442

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
141,673		Fastenal Co	5,483
123,396		Home Depot, Inc	3,287
499,739		Lowe’s Cos, Inc	10,465

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	19,235

BUSINESS SERVICES - 14.88%
51,346		Aaron Rents, Inc	1,356
348,854	*	Activision Blizzard, Inc	4,322
1,510,119	*	Adobe Systems, Inc	49,894
258,726	*	Affiliated Computer Services, Inc (Class A)	14,015
187,992	*	Akamai Technologies, Inc	3,700
382,817	*	Alliance Data Systems Corp	23,382
34,588	*	Amdocs Ltd	930
94,103	*	Ansys, Inc	3,526
165,995	*	Autodesk, Inc	3,951
540,946		Automatic Data Processing, Inc	21,259
374,571	*	BMC Software, Inc	14,058
49,262		Brink’s Co	1,326
49,107	*	Brink’s Home Security Holdings, Inc	1,512
696,430		CA, Inc	15,314
282,255	*	Cadence Design Systems, Inc	2,072
72,823	*	Cerner Corp	5,447
195,159	*	Citrix Systems, Inc	7,656
313,838	*	Cognizant Technology Solutions Corp (Class A)	12,133
98,270	*	Computer Sciences Corp	5,180
488,261	*	Compuware Corp	3,579
13,100	*	Convergys Corp	130
172,426	*	DST Systems, Inc	7,725
598,130	*	eBay, Inc	14,122
106,419		Equifax, Inc	3,101
181,081	*	Expedia, Inc	4,337
83,772	*	F5 Networks, Inc	3,320
44,465		Factset Research Systems, Inc	2,945
428,424		Fidelity National Information Services, Inc	10,929

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

167,081	*	Fiserv, Inc	$8,053
654,006	*	Google, Inc (Class A)	324,289
111,281	*	HLTH Corp	1,625
50,385	*	IHS, Inc (Class A)	2,576
48,460		IMS Health, Inc	744
17,395		Interactive Data Corp	456
1,281,149	*	Interpublic Group of Cos, Inc	9,634
346,922	*	Intuit, Inc	9,887
193,704	*	Iron Mountain, Inc	5,164
1,939,465	*	Juniper Networks, Inc	52,404
270,745		Mastercard, Inc (Class A)	54,731
166,998	*	McAfee, Inc	7,313
16,263,963		Microsoft Corp	421,074
80,331	*	Monster Worldwide, Inc	1,404
201,489		Moody’s Corp	4,122
764,137	*	NCR Corp	10,560
202,961	*	Netease.com (ADR)	9,271
44,978	*	NetFlix, Inc	2,077
161,445	*	Novell, Inc	728
1,502,730	*	Nuance Communications, Inc	22,481
1,879,123		Omnicom Group, Inc	69,415
6,052,140		Oracle Corp	126,127
203,875	*	Red Hat, Inc	5,635
164,652		Robert Half International, Inc	4,120
470,519	*	Salesforce.com, Inc	26,787
511,856		SAP AG. (ADR)	25,014
125,954	*	Sohu.com, Inc	8,663
89,360	*	Sybase, Inc	3,476
1,521,111	*	Symantec Corp	25,053
284,483	*	Synopsys, Inc	6,378
130,895		Total System Services, Inc	2,109
207,180	*	VeriSign, Inc	4,908
1,256,778		Visa, Inc (Class A)	86,856
54,739	*	VMware, Inc (Class A)	2,199
7,776	*	WebMD Health Corp (Class A)	258
3,296,581	*	Yahoo!, Inc	58,712

		TOTAL BUSINESS SERVICES	1,645,524

CHEMICALS AND ALLIED PRODUCTS - 14.77%
2,045,821		Abbott Laboratories	101,207
9,237	*	Abraxis Bioscience, Inc	336
78,084		Air Products & Chemicals, Inc	6,058
7,861		Albemarle Corp	272
76,974		Alberto-Culver Co	2,131
94,502	*	Alexion Pharmaceuticals, Inc	4,209
2,478,842	*	Amgen, Inc	149,300

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

23,664		Avery Dennison Corp	$852
460,531		Avon Products, Inc	15,640
311,303	*	Biogen Idec, Inc	15,727
107,394	*	BioMarin Pharmaceuticals, Inc	1,942
1,705,391		Bristol-Myers Squibb Co	38,405
152,865		Celanese Corp (Series A)	3,822
887,130	*	Celgene Corp	49,591
78,305	*	Cephalon, Inc	4,560
71,626		CF Industries Holdings, Inc	6,176
47,279	*	Charles River Laboratories International, Inc	1,748
76,076		Church & Dwight Co, Inc	4,317
131,408		Clorox Co	7,729
867,978		Colgate-Palmolive Co	66,209
124,665	*	Dendreon Corp	3,489
321,851		Du Pont (E.I.) de Nemours & Co	10,344
488,902		Ecolab, Inc	22,602
572,993		Eli Lilly & Co	18,926
119,596		Estee Lauder Cos (Class A)	4,435
66,476		FMC Corp	3,739
285,782	*	Forest Laboratories, Inc	8,413
290,997	*	Genzyme Corp	16,508
3,429,229	*	Gilead Sciences, Inc	159,734
173,012	*	Hospira, Inc	7,716
815,857		Huntsman Corp	7,432
63,642	*	Idexx Laboratories, Inc	3,182
78,257		International Flavors & Fragrances, Inc	2,968
40,019	*	Inverness Medical Innovations, Inc	1,550
302,943	*	Invitrogen Corp	14,102
3,355,566		Johnson & Johnson	204,321
774,389	*	King Pharmaceuticals, Inc	8,340
123,253		Lubrizol Corp	8,808
413,760		Merck & Co, Inc	13,087
1,023,445		Monsanto Co	79,216
271,650		Mosaic Co	13,058
670,302	*	Mylan Laboratories, Inc	10,732
148,386		Nalco Holding Co	3,040
39,814	*	NBTY, Inc	1,576
157,892		Novartis AG.	7,900
1,052,644		Novartis AG. (ADR)	53,032
61,628	*	OSI Pharmaceuticals, Inc	2,175
116,167	*	Pactiv Corp	3,026
84,082		Perrigo Co	2,858
464,591		Pfizer, Inc	7,689
711,392		Praxair, Inc	58,114
2,468,477		Procter & Gamble Co	142,974
69,322		RPM International, Inc	1,282

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,295,776		Schering-Plough Corp	$64,857
47,618		Scotts Miracle-Gro Co (Class A)	2,045
116,513	*	Sepracor, Inc	2,668
91,676		Sherwin-Williams Co	5,515
506,253		Shire Ltd	8,770
568,171		Shire plc (ADR)	29,710
131,612		Sigma-Aldrich Corp	7,104
568,341	*	Talercris Biotherapeutics Holdings Corp	10,798
1,608,764		Teva Pharmaceutical Industries Ltd (ADR)	81,340
49,586	*	United Therapeutics Corp	2,429
72,822	*	Valeant Pharmaceuticals International	2,043
185,800	*	Vertex Pharmaceuticals, Inc	7,042
97,746	*	Watson Pharmaceuticals, Inc	3,581
321,703		Wyeth	15,628

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,630,129

COAL MINING - 0.29%
129,835	*	Alpha Natural Resources, Inc	4,557
194,295		Consol Energy, Inc	8,765
75,088		Massey Energy Co	2,094
443,333		Peabody Energy Corp	16,501

		TOTAL COAL MINING	31,917

COMMUNICATIONS - 0.89%
656,491	*	American Tower Corp (Class A)	23,896
141,195		CenturyTel, Inc	4,745
935,235		Comcast Corp (Class A)	15,796
110,606	*	Crown Castle International Corp	3,469
38,634	*	CTC Media, Inc	607
705,467	*	DIRECTV Group, Inc	19,457
359,066	*	DISH Network Corp (Class A)	6,916
40,070	*	Equinix, Inc	3,686
150,006		Frontier Communications Corp	1,131
86,360		Global Payments, Inc	4,033
54,216	*	IAC/InterActiveCorp	1,095
49,209	*	Leap Wireless International, Inc	962
278,350	*	MetroPCS Communications, Inc	2,605
75,754	*	NeuStar, Inc (Class A)	1,712
10,454	*	NII Holdings, Inc (Class B)	313
123,326	*	SBA Communications Corp (Class A)	3,334
55,620		Scripps Networks Interactive (Class A)	2,055
219,001		Windstream Corp	2,218

		TOTAL COMMUNICATIONS	98,030

DEPOSITORY INSTITUTIONS - 1.69%
604,679		Bank of New York Mellon Corp	17,530

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

6,951		BOK Financial Corp	$322
20,532		Capitol Federal Financial	676
23,574		Commerce Bancshares, Inc	878
278,614		Hudson City Bancorp, Inc	3,664
576,871		JPMorgan Chase & Co	25,278
94,358	*	Metavante Technologies, Inc	3,253
258,818		Northern Trust Corp	15,053
378,528		State Street Corp	19,911
16,000		TFS Financial Corp	190
760,374		Wells Fargo & Co	21,427
4,135,136		Western Union Co	78,237

		TOTAL DEPOSITORY INSTITUTIONS	186,419

EATING AND DRINKING PLACES - 1.60%
113,266		Brinker International, Inc	1,782
113,095		Burger King Holdings, Inc	1,989
34,558	*	Chipotle Mexican Grill, Inc (Class A)	3,354
146,309		Darden Restaurants, Inc	4,994
2,266,549		McDonald’s Corp	129,351
790,702	*	Starbucks Corp	16,328
170,548		Wendy’s/Arby’s Group, Inc (Class A)	807
498,047		Yum! Brands, Inc	16,813

		TOTAL EATING AND DRINKING PLACES	175,418

EDUCATIONAL SERVICES - 0.91%
1,001,451	*	Apollo Group, Inc (Class A)	73,777
72,162	*	Career Education Corp	1,759
66,796		DeVry, Inc	3,695
162,745	*	ITT Educational Services, Inc	17,970
15,079		Strayer Education, Inc	3,282

		TOTAL EDUCATIONAL SERVICES	100,483

ELECTRIC, GAS, AND SANITARY SERVICES - 0.97%
921,373	*	AES Corp	13,655
112,132		Allegheny Energy, Inc	2,974
8,649		American Water Works Co, Inc	172
193,535	*	Calpine Corp	2,230
350,300		Centerpoint Energy, Inc	4,354
165,402		Constellation Energy Group, Inc	5,354
17,910		DPL, Inc	467
206,245		El Paso Corp	2,128
61,931		Exelon Corp	3,073
58,949		FPL Group, Inc	3,256
19,401		Integrys Energy Group, Inc	696
52,577		ITC Holdings Corp	2,390
246,298	*	NRG Energy, Inc	6,943

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

102,350		NV Energy, Inc	$1,186
20,015		Ormat Technologies, Inc	817
403,898		PPL Corp	12,254
316,589		Public Service Enterprise Group, Inc	9,954
552,791		Republic Services, Inc	14,688
90,756	*	Stericycle, Inc	4,397
65,135	*	Waste Connections, Inc	1,880
474,149		Waste Management, Inc	14,139

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	107,007

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.57%
69,205	*	A123 Systems, Inc	1,475
993,385	*	Advanced Micro Devices, Inc	5,623
316,579		Altera Corp	6,493
115,369		Ametek, Inc	4,028
183,965		Amphenol Corp (Class A)	6,932
1,510,120		Analog Devices, Inc	41,649
1,943,315	*	Apple Computer, Inc	360,233
253,762	*	Avnet, Inc	6,590
5,796		AVX Corp	69
770,462	*	Broadcom Corp (Class A)	23,645
14,906	*	Ciena Corp	243
11,246,872	*	Cisco Systems, Inc	264,752
315,581		Cooper Industries plc	11,856
112,105	*	Cree, Inc	4,120
151,701	*	Cypress Semiconductor Corp	1,567
55,469	*	Dolby Laboratories, Inc (Class A)	2,118
62,624	*	Energizer Holdings, Inc	4,154
284,280	*	First Solar, Inc	43,455
37,303		Harman International Industries, Inc	1,264
254,181		Harris Corp	9,557
59,870	*	Integrated Device Technology, Inc	405
8,828,807		Intel Corp	172,780
32,603	*	International Rectifier Corp	635
67,450		Intersil Corp (Class A)	1,033
127,604	*	JDS Uniphase Corp	907
177,585		L-3 Communications Holdings, Inc	14,264
238,656		Linear Technology Corp	6,594
823,722	*	Marvell Technology Group Ltd	13,336
274,845		Maxim Integrated Products, Inc	4,986
242,431	*	MEMC Electronic Materials, Inc	4,032
179,169		Microchip Technology, Inc	4,748
152,819	*	Micron Technology, Inc	1,253
18,638		Molex, Inc	389
160,314		Motorola, Inc	1,377
577,031		National Semiconductor Corp	8,234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,344,796	*	NetApp, Inc	$35,879
60,528	*	Novellus Systems, Inc	1,270
1,474,526	*	Nvidia Corp	22,162
903,090	*	ON Semiconductor Corp	7,450
127,081	*	QLogic Corp	2,186
4,197,437		Qualcomm, Inc	188,801
112,233	*	Rambus, Inc	1,953
597,052	*	Renewable Energy Corp AS	5,241
584,412	*	Research In Motion Ltd	39,477
47,808	*	Silicon Laboratories, Inc	2,216
105,573	*	Sunpower Corp (Class A)	3,156
17,285		Teleflex, Inc	835
1,374,113		Texas Instruments, Inc	32,553
19,723	*	Thomas & Betts Corp	593
78,541	*	Varian Semiconductor Equipment Associates, Inc	2,579
40,682	*	Vishay Intertechnology, Inc	321
295,499		Xilinx, Inc	6,921

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,388,389

ENGINEERING AND MANAGEMENT SERVICES - 1.20%
315,868		Accenture plc	11,773
100,202	*	Aecom Technology Corp	2,719
153,949	*	Amylin Pharmaceuticals, Inc	2,108
73,478	*	Baidu, Inc (ADR)	28,734
193,342		Fluor Corp	9,831
64,004	*	Genpact Ltd	787
55,920	*	Gen-Probe, Inc	2,317
222,338	*	Hewitt Associates, Inc (Class A)	8,100
133,040	*	Jacobs Engineering Group, Inc	6,113
375,430		KBR, Inc	8,744
627,534	*	McDermott International, Inc	15,859
103,493	*	Myriad Genetics, Inc	2,836
346,280		Paychex, Inc	10,059
454,400	*	SAIC, Inc	7,970
367,877	*	Shaw Group, Inc	11,805
11,507	*	URS Corp	502
90,257	*	VCA Antech, Inc	2,427

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	132,684

FABRICATED METAL PRODUCTS - 0.28%
34,586	*	Alliant Techsystems, Inc	2,693
64,044		Ball Corp	3,151
29,079		Crane Co	751
454,691	*	Crown Holdings, Inc	12,367
193,998		Illinois Tool Works, Inc	8,286

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

27,940		Pentair, Inc	$825
16,148		Snap-On, Inc	561
22,625		Valmont Industries, Inc	1,927

		TOTAL FABRICATED METAL PRODUCTS	30,561

FOOD AND KINDRED PRODUCTS - 4.53%
386,664		Archer Daniels Midland Co	11,298
144,153		Campbell Soup Co	4,702
2,310,237		Coca-Cola Co	124,061
817,994		Coca-Cola Enterprises, Inc	17,513
1,593,077		ConAgra Foods, Inc	34,538
775,166		Del Monte Foods Co	8,976
248,361	*	Dr Pepper Snapple Group, Inc	7,140
68,673		Flowers Foods, Inc	1,805
184,352		General Mills, Inc	11,869
273,797		H.J. Heinz Co	10,883
73,986	*	Hansen Natural Corp	2,718
95,765		Hershey Co	3,721
9,016		Hormel Foods Corp	320
298,605		InBev NV	13,635
785,607		Kellogg Co	38,676
140,438		McCormick & Co, Inc	4,766
22,100		Mead Johnson Nutrition Co	997
8,117		Molson Coors Brewing Co (Class B)	395
121,564		Pepsi Bottling Group, Inc	4,430
3,348,941		PepsiCo, Inc	196,450
184,365		Sara Lee Corp	2,054
15,300	*	Smithfield Foods, Inc	211

		TOTAL FOOD AND KINDRED PRODUCTS	501,158

FOOD STORES - 0.24%
1,105,323		Kroger Co	22,814
29,792	*	Panera Bread Co (Class A)	1,639
99,564	*	Whole Foods Market, Inc	3,036

		TOTAL FOOD STORES	27,489

FORESTRY - 0.01%
38,529		Rayonier, Inc	1,576

		TOTAL FORESTRY	1,576

FURNITURE AND FIXTURES - 0.05%
25,675		Hill-Rom Holdings, Inc	559
23,136	*	Kinetic Concepts, Inc	856
104,027		Leggett & Platt, Inc	2,018
178,782		Masco Corp	2,310

		TOTAL FURNITURE AND FIXTURES	5,743

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

FURNITURE AND HOME FURNISHINGS STORES - 0.77%
1,360,585	*	Bed Bath & Beyond, Inc	$51,077
750,250		Best Buy Co, Inc	28,149
154,857	*	GameStop Corp (Class A)	4,099
21,366		RadioShack Corp	354
43,568		Williams-Sonoma, Inc	881

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	84,560

GENERAL BUILDING CONTRACTORS - 0.02%
9,800		KB Home	163
14,659		MDC Holdings, Inc	509
1,028	*	NVR, Inc	656
44,989	*	Pulte Homes, Inc	494

		TOTAL GENERAL BUILDING CONTRACTORS	1,822

GENERAL MERCHANDISE STORES - 2.80%
11,654	*	Big Lots, Inc	292
9,862	*	BJ’s Wholesale Club, Inc	357
468,022		Costco Wholesale Corp	26,425
151,209		Family Dollar Stores, Inc	3,992
666,477		Macy’s, Inc	12,190
811,380		Target Corp	37,875
1,684,773		TJX Companies, Inc	62,588
3,361,680		Wal-Mart Stores, Inc	165,024

		TOTAL GENERAL MERCHANDISE STORES	308,743

HEALTH SERVICES - 1.55%
287,557		AmerisourceBergen Corp	6,436
51,459	*	Community Health Systems, Inc	1,643
68,307	*	Covance, Inc	3,699
47,050	*	Coventry Health Care, Inc	939
111,115	*	DaVita, Inc	6,294
59,723	*	Edwards Lifesciences Corp	4,175
730,008	*	Express Scripts, Inc	56,633
273,730	*	Health Management Associates, Inc (Class A)	2,050
116,343	*	Laboratory Corp of America Holdings	7,644
311,628	*	Lincare Holdings, Inc	9,738
417,158		McKesson Corp	24,842
520,262	*	Medco Health Solutions, Inc	28,776
216,123		Omnicare, Inc	4,867
17,447	*	Pediatrix Medical Group, Inc	958
111,562		Pharmaceutical Product Development, Inc	2,448
166,906		Quest Diagnostics, Inc	8,711
351,005	*	Tenet Healthcare Corp	2,064
3,419		Universal Health Services, Inc (Class B)	212

		TOTAL HEALTH SERVICES	172,129

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

HOLDING AND OTHER INVESTMENT OFFICES - 1.38%
43,799	*	Affiliated Managers Group, Inc	$2,847
10,305		Alexandria Real Estate Equities, Inc	560
82,077		Digital Realty Trust, Inc	3,752
13		Duke Realty Corp	0	^
10,762		Federal Realty Investment Trust	660
122,469		HCP, Inc	3,520
59,970		Health Care REIT, Inc	2,496
2,470,750		iShares Russell 1000 Growth Index Fund	114,420
81,670		Nationwide Health Properties, Inc	2,531
60,843		Plum Creek Timber Co, Inc	1,864
144,440		Public Storage, Inc	10,868
109,486		Simon Property Group, Inc	7,602
64,003		WABCO Holdings, Inc	1,344

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	152,464

HOTELS AND OTHER LODGING PLACES - 0.52%
11,046		Choice Hotels International, Inc	343
834,682	*	Las Vegas Sands Corp	14,056
149,525		Marriott International, Inc (Class A)	4,125
102,835	*	MGM Mirage	1,238
581,323	*	Orient-Express Hotels Ltd (Class A)	6,691
888,733		Starwood Hotels & Resorts Worldwide, Inc	29,356
86,764		Wyndham Worldwide Corp	1,416
516,800	*,m	Wynn Macau Ltd	672

		TOTAL HOTELS AND OTHER LODGING PLACES	57,897

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.67%
415,381	*	AGCO Corp	11,477
1,011,694		Applied Materials, Inc	13,557
1,321,258	*	Brocade Communications Systems, Inc	10,385
19,613		Bucyrus International, Inc (Class A)	699
17,071		Carlisle Cos, Inc	579
325,458		Caterpillar, Inc	16,706
71,690		Cummins, Inc	3,212
113,418		Deere & Co	4,868
3,072,928	*	Dell, Inc	46,893
61,648		Diebold, Inc	2,030
81,272		Donaldson Co, Inc	2,814
427,861		Dover Corp	16,584
88,524	*	Dresser-Rand Group, Inc	2,750
447,789	*	EMC Corp	7,630
1,411,107		Emerson Electric Co	56,557
126,207		Flowserve Corp	12,436

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

132,772	*	FMC Technologies, Inc	$6,936
31,674		Graco, Inc	883
4,347,468		Hewlett-Packard Co	205,243
53,269		IDEX Corp	1,489
2,047,613		International Business Machines Corp	244,914
677,775		International Game Technology	14,560
191,209		ITT Industries, Inc	9,972
737,120		Jabil Circuit, Inc	9,885
352,004		Johnson Controls, Inc	8,997
405,192		Joy Global, Inc	19,830
134,744	*	Lam Research Corp	4,603
48,258		Lennox International, Inc	1,743
85,224	*	Micros Systems, Inc	2,573
308,391		Northrop Grumman Corp	15,959
125,370		Pall Corp	4,047
652,970		Raytheon Co	31,323
115,878	*	SanDisk Corp	2,515
69,707	*	Scientific Games Corp (Class A)	1,103
1,026,147		Seagate Technology, Inc	15,608
152,744	*	Teradata Corp	4,204
247,651	*	Terex Corp	5,134
37,296		Toro Co	1,483
134,853	*	Varian Medical Systems, Inc	5,681
493,226	*	Western Digital Corp	18,018
59,321	*	Zebra Technologies Corp (Class A)	1,538

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	847,418

INSTRUMENTS AND RELATED PRODUCTS - 4.31%
370,008	*	Agilent Technologies, Inc	10,297
183,004		Alcon, Inc	25,377
328,410		Allergan, Inc	18,641
107,269		Bard (C.R.), Inc	8,432
1,184,208		Baxter International, Inc	67,512
77,005		Beckman Coulter, Inc	5,309
258,320		Becton Dickinson & Co	18,018
20,573	*	Bio-Rad Laboratories, Inc (Class A)	1,890
4,158,783	*	Boston Scientific Corp	44,042
571,197		Danaher Corp	38,453
159,540		Dentsply International, Inc	5,511
160,769	*	Flir Systems, Inc	4,497
97,642		Garmin Ltd	3,685
26,990		Hillenbrand, Inc	550
27,054	*	Hologic, Inc	442
132,947	*	Illumina, Inc	5,650
199,434	*	Intuitive Surgical, Inc	52,302
39,225	*	Itron, Inc	2,516

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,403,293		Medtronic, Inc	$51,641
35,813	*	Mettler-Toledo International, Inc	3,244
60,334	*	Millipore Corp	4,243
62,036		National Instruments Corp	1,714
30,602		PerkinElmer, Inc	589
80,944	*	Resmed, Inc	3,659
14,637		Rockwell Automation, Inc	624
504,340		Rockwell Collins, Inc	25,620
400,463		Roper Industries, Inc	20,415
372,173	*	St. Jude Medical, Inc	14,518
365,121		Stryker Corp	16,587
40,380		Techne Corp	2,526
186,429	*	Teradyne, Inc	1,724
174,710	*	Thermo Electron Corp	7,630
128,314	*	Trimble Navigation Ltd	3,068
103,591	*	Waters Corp	5,787

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	476,713

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
98,451		Arthur J. Gallagher & Co	2,399
91,421		Brown & Brown, Inc	1,752
40,168		Marsh & McLennan Cos, Inc	993

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,144

INSURANCE CARRIERS - 1.60%
209,219		ACE Ltd	11,185
527,362		Aetna, Inc	14,676
1,227,125		Aflac, Inc	52,447
396,015		Axis Capital Holdings Ltd	11,952
203,865		Cigna Corp	5,727
16,196		CNA Financial Corp	391
17,160		Endurance Specialty Holdings Ltd	626
23,031		Erie Indemnity Co (Class A)	863
40,138		Fidelity National Title Group, Inc (Class A)	605
200,431		Genworth Financial, Inc (Class A)	2,395
4,013		Hanover Insurance Group, Inc	166
65,979	*	Humana, Inc	2,461
73,290	*	Leucadia National Corp	1,812
101,776		Lincoln National Corp	2,637
3,700		Odyssey Re Holdings Corp	240
90,413		PartnerRe Ltd	6,956
529,398		Principal Financial Group	14,500
75,660		Progressive Corp	1,254
386,727		Prudential Financial, Inc	19,302
8,126		Reinsurance Group of America, Inc (Class A)	362

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

270,395		UnitedHealth Group, Inc	$6,771
16,850		Validus Holdings Ltd	435
48,149		W.R. Berkley Corp	1,217
369,298	*	WellPoint, Inc	17,490

		TOTAL INSURANCE CARRIERS	176,470

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
14,997	*	Corrections Corp of America	340

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	340

LEATHER AND LEATHER PRODUCTS - 0.23%
776,992		Coach, Inc	25,579

		TOTAL LEATHER AND LEATHER PRODUCTS	25,579

LEGAL SERVICES - 0.02%
55,464	*	FTI Consulting, Inc	2,363

		TOTAL LEGAL SERVICES	2,363

METAL MINING - 1.01%
267,509		Anglo American plc	8,520
165,212		Barrick Gold Corp	6,262
88,170		Cleveland-Cliffs, Inc	2,853
1,463,771		Companhia Vale do Rio Doce (ADR)	33,857
473,448		Freeport-McMoRan Copper & Gold, Inc (Class B)	32,483
516,088		Newmont Mining Corp	22,718
12,733		Royal Gold, Inc	581
139,460		Southern Copper Corp	4,280

		TOTAL METAL MINING	111,554

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.28%
11,969		Armstrong World Industries, Inc	412
349,651		Hasbro, Inc	9,703
41,404	*	Intrepid Potash, Inc	977
486,560		Jarden Corp	13,658
296,739		Mattel, Inc	5,478

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	30,228

MISCELLANEOUS RETAIL - 2.80%
1,427,852	*	Amazon.com, Inc	133,304
8,012		Barnes & Noble, Inc	178
2,527,259		CVS Corp	90,325
92,030	*	Dick’s Sporting Goods, Inc	2,061
96,350	*	Dollar Tree, Inc	4,690
52,013	*	Marvel Entertainment, Inc	2,581
46,405		MSC Industrial Direct Co (Class A)	2,022

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

67,687	*	Office Depot, Inc	$448
133,929		Petsmart, Inc	2,913
44,675	*	Priceline.com, Inc	7,408
768,394		Staples, Inc	17,842
121,704		Tiffany & Co	4,689
1,069,629		Walgreen Co	40,079

		TOTAL MISCELLANEOUS RETAIL	308,540

MOTION PICTURES - 0.25%
177,531	*	Discovery Communications, Inc (Class A)	5,129
280,647	*	Discovery Communications, Inc (Class C)	7,305
74,396	*	Macrovision Solutions Corp	2,500
42,281		Regal Entertainment Group (Class A)	521
372,660		Time Warner, Inc	10,725
159,662	*	tw telecom inc (Class A)	2,147

		TOTAL MOTION PICTURES	28,327

NONDEPOSITORY INSTITUTIONS - 0.29%
201,075		American Express Co	6,816
33,889	*	AmeriCredit Corp	535
500,019		Capital One Financial Corp	17,865
54,041		CapitalSource, Inc	235
98,000		CIT Group, Inc	119
214,194		GLG Partners, Inc	863
103,064		Lender Processing Services, Inc	3,934
111,897	*	SLM Corp	976
2,300		Student Loan Corp	107

		TOTAL NONDEPOSITORY INSTITUTIONS	31,450

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
17,901		Compass Minerals International, Inc	1,103

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,103

OIL AND GAS EXTRACTION - 3.09%
280,240		Anadarko Petroleum Corp	17,579
137,667		Apache Corp	12,642
51,564	*	Atwood Oceanics, Inc	1,819
456,116	*	Cameron International Corp	17,250
28,543	*	CNX Gas Corp	876
3,844	*	Comstock Resources, Inc	154
464,243	*	Concho Resources, Inc	16,861
15,556	*	Continental Resources, Inc	609
239,873		Crescent Point Energy Corp	8,110
557,509	*	Denbury Resources, Inc	8,435
184,456		Diamond Offshore Drilling, Inc	17,619
42,971		ENSCO International, Inc	1,828

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

140,637		Equitable Resources, Inc	$5,991
130,692	*	EXCO Resources, Inc	2,443
34,700	*	Exterran Holdings, Inc	824
46,056	*	Forest Oil Corp	901
35,835		Helmerich & Payne, Inc	1,417
97,840	*	Mariner Energy, Inc	1,387
901,305	*	National Oilwell Varco, Inc	38,873
428,517		Occidental Petroleum Corp	33,596
58,358	*	Oceaneering International, Inc	3,312
26,610		Patterson-UTI Energy, Inc	402
316,664	*	PetroHawk Energy Corp	7,666
287,149		Petroleo Brasileiro S.A. (ADR)	13,180
81,198	*	Plains Exploration & Production Co	2,246
85,839	*	Pride International, Inc	2,613
127,034	*	Quicksilver Resources, Inc	1,803
718,054		Range Resources Corp	35,443
23,827		Rowan Cos, Inc	550
783,064		Schlumberger Ltd	46,671
5,722	*	Seahawk Drilling, Inc	178
142,398		Smith International, Inc	4,087
370,793	*	Southwestern Energy Co	15,826
20,351		St. Mary Land & Exploration Co	661
527,553		Tullow Oil plc	9,510
211,827		XTO Energy, Inc	8,753

		TOTAL OIL AND GAS EXTRACTION	342,115

PAPER AND ALLIED PRODUCTS - 0.26%
90,744		Greif, Inc (Class A)	4,995
388,640		Kimberly-Clark Corp	22,922
11,860		Packaging Corp of America	242

		TOTAL PAPER AND ALLIED PRODUCTS	28,159

PERSONAL SERVICES - 0.07%
27,161		Cintas Corp	823
364,921		H&R Block, Inc	6,707
5,012		Weight Watchers International, Inc	138

		TOTAL PERSONAL SERVICES	7,668

PETROLEUM AND COAL PRODUCTS - 1.11%
7,772		Ashland, Inc	336
1,487,339	c	Exxon Mobil Corp	102,047
91,610		Frontier Oil Corp	1,275
45,525		Holly Corp	1,166
246,404		Suncor Energy, Inc	8,516
62,888		Tesoro Corp	942
140,762		Walter Industries, Inc	8,454

		TOTAL PETROLEUM AND COAL PRODUCTS	122,736

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

PRIMARY METAL INDUSTRIES - 0.80%
487,874		Alcoa, Inc	$6,401
2,199,644		Corning, Inc	33,677
10,460		Hubbell, Inc (Class B)	439
358,399		Precision Castparts Corp	36,510
18,640		Schnitzer Steel Industries, Inc (Class A)	993
65,605		Vallourec	11,117

		TOTAL PRIMARY METAL INDUSTRIES	89,137

PRINTING AND PUBLISHING - 0.17%
56,529		Dun & Bradstreet Corp	4,258
42,556		John Wiley & Sons, Inc (Class A)	1,480
337,890		McGraw-Hill Cos, Inc	8,495
107,977	*	MSCI, Inc (Class A)	3,198
14,400		New York Times Co (Class A)	117
59,089		R.R. Donnelley & Sons Co	1,256

		TOTAL PRINTING AND PUBLISHING	18,804

RAILROAD TRANSPORTATION - 0.59%
330,518		CSX Corp	13,835
153,338	*	Kansas City Southern Industries, Inc	4,062
333,458		Norfolk Southern Corp	14,375
572,772		Union Pacific Corp	33,422

		TOTAL RAILROAD TRANSPORTATION	65,694

REAL ESTATE - 0.05%
254,287	*	CB Richard Ellis Group, Inc (Class A)	2,985
97,476	*	St. Joe Co	2,839

		TOTAL REAL ESTATE	5,824

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
261,127	*	Goodyear Tire & Rubber Co	4,447
502,185		Newell Rubbermaid, Inc	7,879

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	12,326

SECURITY AND COMMODITY BROKERS - 2.74%
24,006		Ameriprise Financial, Inc	872
119,747	*	Artio Global Investors, Inc	3,131
57,320		BlackRock, Inc	12,428
91,918		Broadridge Financial Solutions, Inc	1,848
2,201,812		Charles Schwab Corp	42,165
3,997		CME Group, Inc	1,232
4,957,671	*	E*Trade Financial Corp	8,676

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

125,225		Eaton Vance Corp	$3,505
86,795		Federated Investors, Inc (Class B)	2,289
126,298		Franklin Resources, Inc	12,706
604,471		Goldman Sachs Group, Inc	111,433
21,991		Greenhill & Co, Inc	1,970
78,471	*	IntercontinentalExchange, Inc	7,627
503,768		Invesco Ltd	11,466
6,282	*	Investment Technology Group, Inc	175
171,023		Janus Capital Group, Inc	2,425
93,717	*	Jefferies Group, Inc	2,552
81,094		Lazard Ltd (Class A)	3,350
1,461,713		Morgan Stanley	45,137
20,051	*	Morningstar, Inc	974
63,162	*	Nasdaq Stock Market, Inc	1,330
73,954		NYSE Euronext	2,137
127,570		SEI Investments Co	2,511
275,914		T Rowe Price Group, Inc	12,609
280,765	*	TD Ameritrade Holding Corp	5,509
91,241		Waddell & Reed Financial, Inc (Class A)	2,596

		TOTAL SECURITY AND COMMODITY BROKERS	302,653

STONE, CLAY, AND GLASS PRODUCTS - 0.72%
748,914		3M Co	55,269
47,103		Eagle Materials, Inc	1,346
149,180		Gentex Corp	2,111
18,613		Martin Marietta Materials, Inc	1,714
44,663	*	Owens Corning, Inc	1,003
484,978	*	Owens-Illinois, Inc	17,896

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	79,339

TOBACCO PRODUCTS - 1.94%
3,426,128		Altria Group, Inc	61,019
237,566		Lorillard, Inc	17,651
2,777,796		Philip Morris International, Inc	135,390

		TOTAL TOBACCO PRODUCTS	214,060

TRANSPORTATION BY AIR - 0.39%
313,290	*	AMR Corp	2,491
149,440	*	Continental Airlines, Inc (Class B)	2,457
32,557		Copa Holdings S.A. (Class A)	1,448
827,574	*	Delta Air Lines, Inc	7,415
355,699		FedEx Corp	26,756
252,138		Southwest Airlines Co	2,421

		TOTAL TRANSPORTATION BY AIR	42,988

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION EQUIPMENT - 2.02%
53,187	*	BE Aerospace, Inc	$1,071
64,768		Boeing Co	3,507
8,600	*	Federal Mogul Corp (Class A)	104
145,403		General Dynamics Corp	9,393
270,969		Goodrich Corp	14,724
62,823		Harsco Corp	2,225
1,313,077		Honeywell International, Inc	48,781
588,076		Lockheed Martin Corp	45,917
68,019	*	Navistar International Corp	2,545
360,389		Paccar, Inc	13,590
40,060	*	Spirit Aerosystems Holdings, Inc (Class A)	723
21,473		Thor Industries, Inc	665
42,319	*	TransDigm Group, Inc	2,108
16,500	*	TRW Automotive Holdings Corp	276
1,246,472		United Technologies Corp	75,948
50,935		Westinghouse Air Brake Technologies Corp	1,912

		TOTAL TRANSPORTATION EQUIPMENT	223,489

TRANSPORTATION SERVICES - 0.19%
181,970		CH Robinson Worldwide, Inc	10,508
228,057		Expeditors International Washington, Inc	8,016
23,453		GATX Corp	656
100,529		UTI Worldwide, Inc	1,456

		TOTAL TRANSPORTATION SERVICES	20,636

TRUCKING AND WAREHOUSING - 0.43%
17,549		Con-way, Inc	672
92,657		J.B. Hunt Transport Services, Inc	2,977
55,082		Landstar System, Inc	2,096
745,882		United Parcel Service, Inc (Class B)	42,121

		TOTAL TRUCKING AND WAREHOUSING	47,866

WATER TRANSPORTATION - 0.07%
214,026		Carnival Corp	7,123
13,375	*	Kirby Corp	492
47,391	*	Royal Caribbean Cruises Ltd	1,141
20,913		Teekay Corp	457

		TOTAL WATER TRANSPORTATION	9,213

WHOLESALE TRADE-DURABLE GOODS - 0.15%
53,448	*	Arrow Electronics, Inc	1,505
115,362		BorgWarner, Inc	3,491
21,500	*	Emdeon, Inc	348
151,216	*	LKQ Corp	2,804
109,217	*	Patterson Cos, Inc	2,976
65,619		W.W. Grainger, Inc	5,864

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES	COMPANY	RATE	MATURITY DATE	VALUE (000)

25,526	*	WESCO International, Inc	$735

		TOTAL WHOLESALE TRADE-DURABLE GOODS	17,723

WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
69,257		Allscripts Healthcare Solutions, Inc	1,404
81,828		Brown-Forman Corp (Class B)	3,946
609,451	*	Dean Foods Co	10,842
200,628	*	Endo Pharmaceuticals Holdings, Inc	4,540
37,291	*	Green Mountain Coffee Roasters, Inc	2,754
96,940	*	Henry Schein, Inc	5,323
290,473		Herbalife Ltd	9,510
636,464		Sysco Corp	15,816
261,212		Terra Industries, Inc	9,056
5,900		Valhi, Inc	72

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	63,263

		TOTAL COMMON STOCKS	10,892,133

		(Cost $10,276,514)

PRINCIPAL	ISSUER

SHORT TERM INVESTMENTS - 1.13%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.53%
$ 33,200,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000%	11/2/09	33,193
25,445,000	Federal National Mortgage Association (FNMA)	0.000	11/16/09	25,441

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			58,634

U.S. TREASURY BILLS - 0.60%
36,000,000	United States Cash Management Bill	0.000	7/15/10	35,911
12,100,000	United States Treasury Bill	0.000	10/8/09	12,099
18,000,000	United States Treasury Bill	0.000	11/19/09	17,994

	TOTAL U.S. TREASURY BILLS			66,004

	TOTAL SHORT-TERM INVESTMENTS			124,638

	(Cost $124,639)

	TOTAL PORTFOLIO - 99.69%			11,016,771
	(Cost $10,401,153)
	OTHER ASSETS AND LIABILITIES, NET - 0.31%			34,505

	NET ASSETS - 100.00%			$11,051,276

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
plc	Public Limited Company

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

*	Non-income producing
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $10,803,056.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

At September 30, 2009, the net unrealized appreciation on investment was $615,617,889, consisting of gross unrealized appreciation of $1,093,992,863 and gross unrealized depreciation of $(478,374,974).

Open Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation

E-mini S&P 500 Index	2,414	$127,085,030	December 2009	$1,884,489

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
September 30, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$10,451,527,041	94.87%

TOTAL DOMESTIC	10,451,527,041	94.87

FOREIGN
BELGIUM	13,635,440	0.12
BERMUDA	434,730	0.00 **
BRAZIL	47,037,162	0.43
CANADA	62,364,691	0.57
CHINA	46,667,946	0.42
FRANCE	11,117,148	0.10
GERMANY	25,014,403	0.23
GUERNSEY, C.I.	929,725	0.01
IRELAND	50,252,369	0.46
ISRAEL	81,339,108	0.74
MACAU	672,169	0.01
MEXICO	4,280,027	0.04
NORWAY	5,698,020	0.05
PANAMA	1,448,461	0.01
SWITZERLAND	196,321,915	1.78
UNITED KINGDOM	18,030,746	0.16

TOTAL FOREIGN	565,244,060	5.13

TOTAL PORTFOLIO	$11,016,771,101	100.00%

** Percentage represents less than 0.01%.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.65%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
31,603	*	Chiquita Brands International, Inc	$511
2,482		Griffin Land & Nurseries, Inc (Class A)	79

		TOTAL AGRICULTURAL PRODUCTION-CROPS	590

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,480		Cal-Maine Foods, Inc	254
269		Seaboard Corp	349

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	603

AGRICULTURAL SERVICES - 0.00%**
8,402	*	Cadiz, Inc	98
7,129		Calavo Growers, Inc	135

		TOTAL AGRICULTURAL SERVICES	233

AMUSEMENT AND RECREATION SERVICES - 0.60%
41,654	*	Bally Technologies, Inc	1,598
6,588		Churchill Downs, Inc	254
9,373		Dover Downs Gaming & Entertainment, Inc	53
251,247	*	Electronic Arts, Inc	4,786
24,089		International Speedway Corp (Class A)	664
14,530	*	Lakes Entertainment, Inc	49
30,709	*	Life Time Fitness, Inc	861
64,272	*	Live Nation, Inc	526
20,438	*	Multimedia Games, Inc	105
51,327	*	Penn National Gaming, Inc	1,420
48,180	*	Pinnacle Entertainment, Inc	491
9,984		Speedway Motorsports, Inc	144
26,504	*	Ticketmaster	310
11,514	*	Town Sports International Holdings, Inc	29
1,436,369		Walt Disney Co	39,443
39,735	*	Warner Music Group Corp	220
32,786	*	WMS Industries, Inc	1,460
22,569		World Wrestling Entertainment, Inc (Class A)	316
22,701	*	Youbet.com, Inc	48

		TOTAL AMUSEMENT AND RECREATION SERVICES	$52,777

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

APPAREL AND ACCESSORY STORES - 0.67%
67,218		Abercrombie & Fitch Co (Class A)	$2,210
50,961	*	Aeropostale, Inc	2,215
23,623	*	American Apparel, Inc	83
130,540		American Eagle Outfitters, Inc	2,201
47,813	*	AnnTaylor Stores Corp	760
23,033		Bebe Stores, Inc	170
32,106		Brown Shoe Co, Inc	257
19,480		Buckle, Inc	665
43,571	*	Carter’s, Inc	1,163
21,208		Cato Corp (Class A)	430
84,814	*	Charming Shoppes, Inc	416
136,751	*	Chico’s FAS, Inc	1,778
17,847	*	Children’s Place Retail Stores, Inc	535
27,159		Christopher & Banks Corp	184
12,866	*	Citi Trends, Inc	366
48,995	*	Collective Brands, Inc	849
3,762	*	Destination Maternity Corp	68
33,313	*	Dress Barn, Inc	597
12,248	*	DSW, Inc (Class A)	196
34,177		Finish Line, Inc (Class A)	347
119,112		Foot Locker, Inc	1,423
373,577		Gap, Inc	7,996
72,404	*	Hanesbrands, Inc	1,549
31,627	*	Hot Topic, Inc	237
40,087	*	J Crew Group, Inc	1,436
14,743	*	JOS A Bank Clothiers, Inc	660
235,401	*	Kohl’s Corp	13,431
204,693		Limited Brands, Inc	3,478
31,095	*	Lululemon Athletica, Inc	707
15,006	*	New York & Co, Inc	77
126,477		Nordstrom, Inc	3,863
49,497	*	Pacific Sunwear Of California, Inc	255
98,853		Ross Stores, Inc	4,722
5,056	*	Shoe Carnival, Inc	78
30,798		Stage Stores, Inc	399
4,598	*	Syms Corp	37
24,891		Talbots, Inc	230
17,529	*	Tween Brands, Inc	147
25,346	*	Under Armour, Inc (Class A)	705
98,352	*	Urban Outfitters, Inc	2,967
73,584	*	Wet Seal, Inc (Class A)	278

		TOTAL APPAREL AND ACCESSORY STORES	60,165

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
9,339		Columbia Sportswear Co	$384
9,368	*	G-III Apparel Group Ltd	133
43,320		Guess ?, Inc	1,605
22,405	*	Gymboree Corp	1,084
66,643		Jones Apparel Group, Inc	1,195
80,414		Liz Claiborne, Inc	396
13,600	*	Maidenform Brands, Inc	218
280,036		Nike, Inc (Class B)	18,119
39,553		Phillips-Van Heusen Corp	1,692
42,391		Polo Ralph Lauren Corp (Class A)	3,248
105,727	*	Quiksilver, Inc	291
19,300	*	True Religion Apparel, Inc	500
68,615		VF Corp	4,970
35,032	*	Warnaco Group, Inc	1,537

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	35,372

AUTO REPAIR, SERVICES AND PARKING - 0.06%
7,541	*	Amerco, Inc	346
19,858	*	Dollar Thrifty Automotive Group, Inc	488
142,929	*	Hertz Global Holdings, Inc	1,548
10,010	*	Midas, Inc	94
12,456		Monro Muffler, Inc	396
43,349		Ryder System, Inc	1,694
7,402	*	Standard Parking Corp	129
31,100	*	Wright Express Corp	918

		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,613

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
74,507		Advance Auto Parts	2,927
6,968	*	America’s Car-Mart, Inc	167
27,020		Asbury Automotive Group, Inc	343
55,689	*	Autonation, Inc	1,007
22,980	*	Autozone, Inc	3,360
168,907	*	Carmax, Inc	3,530
50,728	*	Copart, Inc	1,685
13,017	*	Lithia Motors, Inc (Class A)	203
105,720	*	O’Reilly Automotive, Inc	3,820
29,308		Penske Auto Group, Inc	562
21,664	*	Rush Enterprises, Inc (Class A)	280
21,187		Sonic Automotive, Inc (Class A)	222

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	18,106

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.71%
9,000	*	Builders FirstSource, Inc	39

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

103,159		Fastenal Co	$3,992
1,313,411		Home Depot, Inc	34,990
1,138,509		Lowe’s Cos, Inc	23,840
10,841	*	Lumber Liquidators, Inc	235

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	63,096

BUSINESS SERVICES - 7.69%
301,109	*	3Com Corp	1,575
10,702	*	3D Systems Corp	99
36,649		Aaron Rents, Inc	968
34,759		ABM Industries, Inc	731
24,912	*	Acacia Research (Acacia Technologies)	217
27,282	*	ACI Worldwide, Inc	413
35,015	*	ActivIdentity Corp	97
428,781	*	Activision Blizzard, Inc	5,313
40,528	*	Actuate Corp	234
52,067		Acxiom Corp	493
16,355		Administaff, Inc	430
404,366	*	Adobe Systems, Inc	13,360
12,368	*	Advent Software, Inc	498
70,531	*	Affiliated Computer Services, Inc (Class A)	3,821
39,824		Aircastle Ltd	385
132,322	*	Akamai Technologies, Inc	2,604
41,169	*	Alliance Data Systems Corp	2,515
149,614	*	Amdocs Ltd	4,022
26,021	*	American Reprographics Co	248
15,720		American Software, Inc (Class A)	103
25,829	*	AMICAS, Inc	93
23,326	*	AMN Healthcare Services, Inc	222
67,294	*	Ansys, Inc	2,522
20,202	*	APAC Customer Services, Inc	119
22,243		Arbitron, Inc	462
5,383	*	ArcSight, Inc	130
68,046	*	Ariba, Inc	789
99,812	*	Art Technology Group, Inc	385
11,658	*	Asset Acceptance Capital Corp	85
25,682	*	athenahealth, Inc	985
174,292	*	Autodesk, Inc	4,148
388,827		Automatic Data Processing, Inc	15,281
80,768	*	Avis Budget Group, Inc	1,079
35,025	*	Avocent Corp	710
6,166		Barrett Business Services, Inc	65
36,447		BGC Partners, Inc (Class A)	156
31,258		Blackbaud, Inc	725
24,220	*	Blackboard, Inc	915
30,392	*	Blue Coat Systems, Inc	687

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

143,883	*	BMC Software, Inc	$5,400
19,249	*	Bottomline Technologies, Inc	248
80,973	*	BPZ Energy, Inc	609
37,869		Brady Corp (Class A)	1,088
34,910		Brink’s Co	939
35,022	*	Brink’s Home Security Holdings, Inc	1,078
303,336		CA, Inc	6,670
23,036	*	CACI International, Inc (Class A)	1,089
201,713	*	Cadence Design Systems, Inc	1,481
5,462	*	CAI International, Inc	40
21,031	*	Callidus Software, Inc	63
11,193	*	Capella Education Co	754
30,613	*	Cavium Networks, Inc	657
41,673	*	CBIZ, Inc	311
52,498	*	Cerner Corp	3,927
22,101	*	Chordiant Software, Inc	86
52,926	*	Ciber, Inc	212
140,718	*	Citrix Systems, Inc	5,520
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	196
7,443	*	Clinical Data, Inc	124
35,274	*	Cogent Communications Group, Inc	399
30,867	*	Cogent, Inc	312
32,766		Cognex Corp	537
225,879	*	Cognizant Technology Solutions Corp (Class A)	8,732
30,771	*	Commvault Systems, Inc	638
14,638		Compass Diversified Trust	153
15,742	*	Compellent Technologies, Inc	284
9,637		Computer Programs & Systems, Inc	399
117,156	*	Computer Sciences Corp	6,175
11,045	*	Computer Task Group, Inc	90
186,043	*	Compuware Corp	1,364
11,985	*	COMSYS IT Partners, Inc	77
31,023	*	Concur Technologies, Inc	1,233
18,777	*	Constant Contact, Inc	361
76,174	*	Convergys Corp	757
14,866	*	CoStar Group, Inc	613
29,162	*	CSG Systems International, Inc	467
55,466	*	Cybersource Corp	925
30,663	*	DealerTrack Holdings, Inc	580
13,498	*	Deltek, Inc	104
37,676		Deluxe Corp	644
11,372	*	Dice Holdings, Inc	75
29,296	*	Digital River, Inc	1,181
24,156	*	DivX, Inc	132
12,741	*	Double-Take Software, Inc	130
29,407	*	DST Systems, Inc	1,317

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,729	*	Dynamics Research Corp	$88
18,300	*	DynCorp International, Inc (Class A)	329
82,942		Earthlink, Inc	698
865,284	*	eBay, Inc	20,429
4,491	*	Ebix, Inc	249
24,998	*	Echelon Corp	322
42,934	*	Eclipsys Corp	829
11,677		Electro Rent Corp	135
39,428	*	Electronics for Imaging, Inc	444
5,263	*	eLoyalty Corp	42
42,487	*	Epicor Software Corp	271
25,591	*	EPIQ Systems, Inc	371
97,623		Equifax, Inc	2,845
98,710	*	Evergreen Energy, Inc	61
13,663	*	ExlService Holdings, Inc	203
140,851	*	Expedia, Inc	3,373
60,565	*	F5 Networks, Inc	2,400
32,751		Factset Research Systems, Inc	2,169
36,812		Fair Isaac Corp	791
22,225	*	FalconStor Software, Inc	110
147,053		Fidelity National Information Services, Inc	3,751
5,700	*	First Advantage Corp (Class A)	106
120,866	*	Fiserv, Inc	5,826
11,266	*	Forrester Research, Inc	300
43,182	*	Gartner, Inc	789
31,343	*	Global Cash Access, Inc	229
12,411	*	Global Sources Ltd	85
185,300	*	Google, Inc (Class A)	91,882
12,334	*	GSE Systems, Inc	77
21,180	*	H&E Equipment Services, Inc	240
30,102	*	Hackett Group, Inc	87
33,142		Healthcare Services Group	608
28,656		Heartland Payment Systems, Inc	416
3,513	*	HeartWare International, Inc	105
14,300		Heidrick & Struggles International, Inc	333
80,358	*	HLTH Corp	1,174
20,618	*	HMS Holdings Corp	788
10,436	*	i2 Technologies, Inc	167
4,942	*	ICT Group, Inc	52
12,987		iGate Corp	111
36,562	*	IHS, Inc (Class A)	1,869
5,713		Imergent, Inc	45
145,041		IMS Health, Inc	2,227
20,612		infoGROUP, Inc	144
67,760	*	Informatica Corp	1,530
23,086		Infospace, Inc	179

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,974	*	Innerworkings, Inc	$113
17,040	*	Innodata Isogen, Inc	135
11,404	*	Integral Systems, Inc	79
27,864		Interactive Data Corp	730
9,285	*	Interactive Intelligence, Inc	177
34,783	*	Internap Network Services Corp	112
21,159	*	Internet Brands, Inc (Class A)	169
32,107	*	Internet Capital Group, Inc	268
376,254	*	Interpublic Group of Cos, Inc	2,829
249,460	*	Intuit, Inc	7,110
23,825	*	inVentiv Health, Inc	399
36,908		Ipass, Inc	51
140,177	*	Iron Mountain, Inc	3,737
64,362		Jack Henry & Associates, Inc	1,511
18,698	*	JDA Software Group, Inc	410
404,788	*	Juniper Networks, Inc	10,937
20,372		Kelly Services, Inc (Class A)	251
17,839	*	Kenexa Corp	240
10,875	*	Keynote Systems, Inc	103
21,985	*	Kforce, Inc	264
19,259	*	Knot, Inc	210
34,304	*	Korn/Ferry International	500
43,697	*	Lamar Advertising Co (Class A)	1,199
99,271	*	Lawson Software, Inc	619
21,868	*	Limelight Networks, Inc	89
44,720	*	Lionbridge Technologies	116
10,323	*	Liquidity Services, Inc	107
31,275	*	Liveperson, Inc	158
19,563	*	Manhattan Associates, Inc	395
60,033		Manpower, Inc	3,404
16,598	*	Mantech International Corp (Class A)	783
16,386		Marchex, Inc (Class B)	80
65,777		Mastercard, Inc (Class A)	13,298
120,113	*	McAfee, Inc	5,260
72,751	*	Mentor Graphics Corp	677
5,954,277		Microsoft Corp	154,157
6,831	*	MicroStrategy, Inc (Class A)	489
33,165	*	ModusLink Global Solutions, Inc	268
62,930	*	MoneyGram International, Inc	198
17,209	*	Monotype Imaging Holdings, Inc	145
96,312	*	Monster Worldwide, Inc	1,684
143,816		Moody’s Corp	2,942
117,341	*	Move, Inc	317
71,559	*	MPS Group, Inc	753
30,812	*	MSC Software Corp	259
7,188	*	NCI, Inc (Class A)	206

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

122,276	*	NCR Corp	$1,690
24,391	*	Ness Technologies, Inc	192
32,422	*	NetFlix, Inc	1,497
21,523	*	Netscout Systems, Inc	291
12,764	*	NetSuite, Inc	195
22,651	*	Network Equipment Technologies, Inc	164
38,877		NIC, Inc	346
263,166	*	Novell, Inc	1,187
166,441	*	Nuance Communications, Inc	2,490
240,592		Omnicom Group, Inc	8,887
55,914	*	Omniture, Inc	1,199
25,372	*	On Assignment, Inc	148
14,464	*	Online Resources Corp	89
2,386	*	OpenTable, Inc	66
66,009	*	OpenTV Corp (Class A)	91
9,552		Opnet Technologies, Inc	104
2,957,866		Oracle Corp	61,642
90,859	*	Parametric Technology Corp	1,256
14,951		PC-Tel, Inc	93
10,922		Pegasystems, Inc	377
20,679	*	Perficient, Inc	171
66,125	*	Perot Systems Corp (Class A)	1,964
12,149	*	Pervasive Software, Inc	60
35,033	*	Phase Forward, Inc	492
19,353	*	Phoenix Technologies Ltd	71
13,016	*	Portfolio Recovery Associates, Inc	590
46,371	*	Premiere Global Services, Inc	385
31,976	*	Progress Software Corp	724
14,689	*	PROS Holdings, Inc	124
8,302		QAD, Inc	38
18,284		Quality Systems, Inc	1,126
52,171	*	Quest Software, Inc	879
50,966	*	Rackspace Hosting, Inc	869
21,037	*	Radiant Systems, Inc	226
15,185	*	Radisys Corp	132
82,046	*	Raser Technologies, Inc	126
72,153	*	RealNetworks, Inc	268
145,532	*	Red Hat, Inc	4,023
5,893		Renaissance Learning, Inc	59
53,565	*	Rent-A-Center, Inc	1,011
5,075	*	Rewards Network, Inc	70
20,163	*	RightNow Technologies, Inc	291
16,664	*	Riskmetrics Group Inc	244
116,240		Robert Half International, Inc	2,908
33,789		Rollins, Inc	637
4,798	*	Rosetta Stone, Inc	110

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,156	*	RSC Holdings, Inc	$248
41,988	*	S1 Corp	259
18,173	*	Saba Software, Inc	77
82,913	*	Salesforce.com, Inc	4,720
70,737	*	Sapient Corp	569
20,806	*	Smith Micro Software, Inc	257
23,020	*	Sohu.com, Inc	1,583
9,112	*	SolarWinds, Inc	201
45,445	*	SonicWALL, Inc	382
165,491	*	Sonus Networks, Inc	351
51,448		Sotheby’s (Class A)	886
20,938	*	Sourcefire, Inc	450
42,038	*	Spherion Corp	261
13,651	*	SPSS, Inc	682
31,079	*	SRA International, Inc (Class A)	671
9,634	*	StarTek, Inc	84
14,356	*	Stratasys, Inc	246
28,228	*	SuccessFactors, Inc	397
575,173	*	Sun Microsystems, Inc	5,228
32,388	*	SupportSoft, Inc	78
64,953	*	Sybase, Inc	2,527
26,699	*	SYKES Enterprises, Inc	556
634,209	*	Symantec Corp	10,445
17,694	*	Synchronoss Technologies, Inc	221
14,793	*	SYNNEX Corp	451
112,895	*	Synopsys, Inc	2,531
9,061		Syntel, Inc	432
61,427		Take-Two Interactive Software, Inc	689
11,400		TAL International Group, Inc	162
23,943	*	Taleo Corp (Class A)	542
5,765	*	TechTarget, Inc	33
26,717	*	TeleTech Holdings, Inc	456
7,088		Textainer Group Holdings Ltd	113
48,928	*	THQ, Inc	335
137,923	*	TIBCO Software, Inc	1,309
13,125	*	Tier Technologies, Inc	111
19,243	*	TNS, Inc	527
124,011		Total System Services, Inc	1,998
25,593	*	TradeStation Group, Inc	209
4,369	*	Travelzoo, Inc	62
37,265	*	TrueBlue, Inc	524
17,682	*	Ultimate Software Group, Inc	508
6,599	*	Unica Corp	50
283,185	*	Unisys Corp	756
61,183		United Online, Inc	492
49,976	*	United Rentals, Inc	515

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

68,260	*	Valueclick, Inc	$900
19,828	*	Vasco Data Security International	147
149,625	*	VeriSign, Inc	3,545
15,178		Viad Corp	302
5,940	*	Virtusa Corp	56
347,421		Visa, Inc (Class A)	24,010
39,323	*	VMware, Inc (Class A)	1,580
11,624	*	Vocus, Inc	243
12,149	*	Volt Information Sciences, Inc	148
6,140	*	WebMD Health Corp (Class A)	203
33,540	*	Websense, Inc	563
19,543	*	Website Pros, Inc	139
920,677	*	Yahoo!, Inc	16,397

		TOTAL BUSINESS SERVICES	685,091

CHEMICALS AND ALLIED PRODUCTS - 12.01%
1,196,175		Abbott Laboratories	59,175
4,621	*	Abraxis Bioscience, Inc	168
29,951	*	Acorda Therapeutics, Inc	697
6,188	*	Acura Pharmaceuticals, Inc	32
33,118	*	Adolor Corp	53
162,523		Air Products & Chemicals, Inc	12,608
17,349	*	Albany Molecular Research, Inc	150
68,987		Albemarle Corp	2,387
68,218		Alberto-Culver Co	1,888
67,270	*	Alexion Pharmaceuticals, Inc	2,996
70,988	*	Alkermes, Inc	652
48,230	*	Allos Therapeutics, Inc	350
27,380	*	Alnylam Pharmaceuticals, Inc	621
13,595	*	AMAG Pharmaceuticals, Inc	594
48,382	*	American Oriental Bioengineering, Inc	235
18,079		American Vanguard Corp	150
783,441	*	Amgen, Inc	47,187
11,531	*	Amicus Therapeutics, Inc	101
20,784		Arch Chemicals, Inc	623
10,757	*	Ardea Biosciences, Inc	197
86,496	*	Arena Pharmaceuticals, Inc	387
31,352	*	Arqule, Inc	142
33,623	*	Array Biopharma, Inc	80
15,509	*	ARYx Therapeutics, Inc	49
32,087	*	Auxilium Pharmaceuticals, Inc	1,098
47,282	*	AVANIR Pharmaceuticals, Inc	98
86,115		Avery Dennison Corp	3,101
59,505	*	AVI BioPharma, Inc	102
330,148		Avon Products, Inc	11,212
14,060		Balchem Corp	370

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,254	*	BioCryst Pharmaceuticals, Inc	$183
7,894	*	Biodel, Inc	42
6,953	*	BioDelivery Sciences International, Inc	33
223,761	*	Biogen Idec, Inc	11,304
76,417	*	BioMarin Pharmaceuticals, Inc	1,382
8,360	*	BioMimetic Therapeutics, Inc	102
2,885	*	Biospecifics Technologies Corp	92
1,531,152		Bristol-Myers Squibb Co	34,482
50,868		Cabot Corp	1,176
17,732	*	Cadence Pharmaceuticals, Inc	196
45,612	*	Calgon Carbon Corp	676
20,927	*	Cambrex Corp	132
5,883	*	Caraco Pharmaceutical Laboratories Ltd	30
7,241	*	Cardiovascular Systems, Inc	53
109,501		Celanese Corp (Series A)	2,738
356,153	*	Celgene Corp	19,909
356,715	*	Cell Therapeutics, Inc	439
11,042	*	Celldex Therapeutics, Inc	61
57,885	*	Cephalon, Inc	3,371
36,971		CF Industries Holdings, Inc	3,188
50,891	*	Charles River Laboratories International, Inc	1,882
4,622		Chase Corp	54
16,211	*	Chattem, Inc	1,077
14,400	*	Chelsea Therapeutics International, Inc	36
11,855	*	China Green Agriculture, Inc	139
42,048	*	China Precision Steel, Inc	114
5,689	*	China-Biotics, Inc	91
55,000		Church & Dwight Co, Inc	3,121
107,609		Clorox Co	6,330
386,438		Colgate-Palmolive Co	29,477
5,072	*	Cornerstone Therapeutics, Inc	33
43,598	*	Cubist Pharmaceuticals, Inc	881
47,886	*	Curis, Inc	112
35,559	*	Cypress Bioscience, Inc	291
38,318		Cytec Industries, Inc	1,244
33,643	*	Cytokinetics, Inc	178
13,680	*	Cytori Therapeutics, Inc	54
88,349	*	Dendreon Corp	2,473
58,878	*	Discovery Laboratories, Inc	80
860,996		Dow Chemical Co	22,447
698,302		Du Pont (E.I.) de Nemours & Co	22,444
50,131	*	Durect Corp	134
55,624		Eastman Chemical Co	2,978
184,261		Ecolab, Inc	8,518
784,041		Eli Lilly & Co	25,897
17,426	*	Elizabeth Arden, Inc	205

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,093	*	Emergent Biosolutions, Inc	$214
34,981	*	Enzon Pharmaceuticals, Inc	289
84,961		Estee Lauder Cos (Class A)	3,150
17,933	*	Facet Biotech Corp	310
11,623	*	Female Health Co	59
34,843		Ferro Corp	310
56,330		FMC Corp	3,169
233,916	*	Forest Laboratories, Inc	6,886
208,221	*	Genzyme Corp	11,812
68,660	*	Geron Corp	450
701,728	*	Gilead Sciences, Inc	32,686
11,695	*	GTx, Inc	150
36,079		H.B. Fuller Co	754
45,558	*	Halozyme Therapeutics, Inc	324
6,809		Hawkins, Inc	159
86,421	*	Hemispherx Biopharma, Inc	173
6,140	*	Hi-Tech Pharmacal Co, Inc	138
124,815	*	Hospira, Inc	5,567
125,040	*	Human Genome Sciences, Inc	2,353
122,095		Huntsman Corp	1,112
20,516	*	ICO, Inc	96
17,140	*	Idenix Pharmaceuticals, Inc	53
14,987	*	Idera Pharmaceuticals, Inc	111
45,410	*	Idexx Laboratories, Inc	2,271
57,358	*	Immucor, Inc	1,015
38,313	*	Immunogen, Inc	311
46,831	*	Impax Laboratories, Inc	409
13,337		Innophos Holdings, Inc	247
16,128		Innospec, Inc	238
47,438	*	Inspire Pharmaceuticals, Inc	248
9,091		Inter Parfums, Inc	111
32,210	*	InterMune, Inc	513
61,056		International Flavors & Fragrances, Inc	2,316
62,562	*	Inverness Medical Innovations, Inc	2,423
133,630	*	Invitrogen Corp	6,220
29,249	*	Javelin Pharmaceuticals, Inc	57
2,126,934		Johnson & Johnson	129,508
11,905		Kaiser Aluminum Corp	433
190,295	*	King Pharmaceuticals, Inc	2,049
16,539		Koppers Holdings, Inc	490
28,632	*	KV Pharmaceutical Co (Class A)	88
14,893	*	Landec Corp	95
7,363	*	Lannett Co, Inc	55
87,765	*	Ligand Pharmaceuticals, Inc (Class B)	203
51,368		Lubrizol Corp	3,671
9,202		Mannatech, Inc	35

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,693	*	MannKind Corp	$401
5,396	*	MAP Pharmaceuticals, Inc	56
25,699		Martek Biosciences Corp	581
40,166	*	Medicines Co	442
44,203		Medicis Pharmaceutical Corp (Class A)	944
9,661	*	Medifast, Inc	210
21,973	*	Medivation, Inc	596
1,632,386		Merck & Co, Inc	51,632
31,965		Meridian Bioscience, Inc	799
44,376	*	Micromet, Inc	296
26,053	*	MiddleBrook Pharmaceuticals, Inc	30
14,800		Minerals Technologies, Inc	704
12,466	*	Molecular Insight Pharmaceuticals, Inc	69
26,592	*	Momenta Pharmaceuticals, Inc	282
421,929		Monsanto Co	32,658
122,851		Mosaic Co	5,905
233,723	*	Mylan Laboratories, Inc	3,742
18,274	*	Myriad Pharmaceuticals, Inc	107
40,164	*	Nabi Biopharmaceuticals	144
108,109		Nalco Holding Co	2,215
8,950	*	Nanosphere, Inc	64
41,255	*	NBTY, Inc	1,633
26,156	*	Neurocrine Biosciences, Inc	80
7,464	*	NeurogesX, Inc	60
7,956		NewMarket Corp	740
4,943		NL Industries, Inc	33
69,550	*	Novavax, Inc	275
34,351	*	NPS Pharmaceuticals, Inc	138
8,067	*	Nutraceutical International Corp	91
12,855	*	Obagi Medical Products, Inc	149
63,038		Olin Corp	1,099
23,303	*	OM Group, Inc	708
32,453	*	Omnova Solutions, Inc	210
3,003	*	OncoGenex Pharmaceutical, Inc	108
48,332	*	Onyx Pharmaceuticals, Inc	1,449
29,666	*	Opko Health, Inc	68
22,266	*	Optimer Pharmaceuticals, Inc	301
30,922	*	OraSure Technologies, Inc	90
23,670	*	Orexigen Therapeutics, Inc	233
44,755	*	OSI Pharmaceuticals, Inc	1,580
12,630	*	Osiris Therapeutics, Inc	84
21,868	*	OXiGENE, Inc	31
102,451	*	Pactiv Corp	2,669
24,948	*	Pain Therapeutics, Inc	126
26,028	*	Par Pharmaceutical Cos, Inc	560
42,468	*	Parexel International Corp	577

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

89,667		PDL BioPharma, Inc	$707
60,547		Perrigo Co	2,058
22,927		PetMed Express, Inc	432
5,215,281		Pfizer, Inc	86,313
16,121	*	Pharmasset, Inc	341
22,253	*	PharMerica Corp	413
67,684	*	PolyOne Corp	451
18,100	*	Poniard Pharmaceuticals, Inc	135
15,548	*	Pozen, Inc	114
126,967		PPG Industries, Inc	7,391
237,835		Praxair, Inc	19,430
32,300	*	Prestige Brands Holdings, Inc	227
2,249,736		Procter & Gamble Co	130,306
15,641	*	Progenics Pharmaceuticals, Inc	82
27,360	*	Protalix BioTherapeutics, Inc	226
39,281	*	Questcor Pharmaceuticals, Inc	217
21,781	*	Quidel Corp	354
6,770	*	Repros Therapeutics, Inc	6
15,116	*	Revlon, Inc (Class A)	73
37,713	*	Rockwood Holdings, Inc	776
98,223		RPM International, Inc	1,816
38,461	*	Salix Pharmaceuticals Ltd	818
40,020	*	Santarus, Inc	132
1,263,333		Schering-Plough Corp	35,689
28,586	*	Sciclone Pharmaceuticals, Inc	122
34,325		Scotts Miracle-Gro Co (Class A)	1,474
36,251		Sensient Technologies Corp	1,007
83,880	*	Sepracor, Inc	1,921
77,387		Sherwin-Williams Co	4,655
19,701	*	SIGA Technologies, Inc	155
95,097		Sigma-Aldrich Corp	5,133
91,478	*	Solutia, Inc	1,059
47,540	*	Spectrum Pharmaceuticals, Inc	320
77,753	*	StemCells, Inc	127
5,500		Stepan Co	330
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	37
44,629	*	SuperGen, Inc	119
13,627	*	SurModics, Inc	335
11,524	*	Synta Pharmaceuticals Corp	36
41,591	*	Theravance, Inc	609
21,072	*	Ulta Salon Cosmetics & Fragrance, Inc	348
32,716	*	Unifi, Inc	105
36,852	*	United Therapeutics Corp	1,805
6,878	*	USANA Health Sciences, Inc	235
93,574	*	USEC, Inc	439
52,808	*	Valeant Pharmaceuticals International	1,482

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

75,915		Valspar Corp	$2,088
30,018	*	Vanda Pharmaceuticals, Inc	349
132,437	*	Vertex Pharmaceuticals, Inc	5,019
26,873	*	Vical, Inc	114
65,329	*	Viropharma, Inc	628
82,103	*	Watson Pharmaceuticals, Inc	3,008
15,532		Westlake Chemical Corp	399
53,589	*	WR Grace & Co	1,165
1,028,845		Wyeth	49,981
22,676	*	Xenoport, Inc	481
26,437	*	Zymogenetics, Inc	160

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,069,434

COAL MINING - 0.25%
93,494	*	Alpha Natural Resources, Inc	3,282
125,706		Arch Coal, Inc	2,782
139,379		Consol Energy, Inc	6,286
80,098	*	International Coal Group, Inc	323
21,382	*	James River Coal Co	409
66,819		Massey Energy Co	1,864
206,792		Peabody Energy Corp	7,696
6,846	*	Westmoreland Coal Co	56

		TOTAL COAL MINING	22,698

COMMUNICATIONS - 4.29%
9,532	*	AboveNet, Inc	465
42,374		Adtran, Inc	1,040
39,332		Alaska Communications Systems Group, Inc	364
309,336	*	American Tower Corp (Class A)	11,260
21,897	*	Anixter International, Inc	878
45,147	*	Aruba Networks, Inc	399
4,558,698		AT&T, Inc	123,131
6,765		Atlantic Tele-Network, Inc	361
10,900	*	Audiovox Corp (Class A)	75
37,143	*	Brightpoint, Inc	325
182,467		Cablevision Systems Corp (Class A)	4,334
20,132	*	Cbeyond Communications, Inc	325
465,855		CBS Corp (Class B)	5,614
65,474	*	Centennial Communications Corp	522
27,491	*	Central European Media Enterprises Ltd (Class A)	942
229,791		CenturyTel, Inc	7,721
168,115	*	Cincinnati Bell, Inc	588
48,356	*	Clearwire Corp (Class A)	393
2,222,829		Comcast Corp (Class A)	37,543
15,026		Consolidated Communications Holdings, Inc	241
222,942	*	Crown Castle International Corp	6,991

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,062	*	Crown Media Holdings, Inc (Class A)	$20
27,453	*	CTC Media, Inc	432
10,751		D&E Communications, Inc	124
13,694	*	DG FastChannel, Inc	287
11,283	*	DigitalGlobe, Inc	252
355,446	*	DIRECTV Group, Inc	9,803
154,279	*	DISH Network Corp (Class A)	2,971
29,100	*	Equinix, Inc	2,677
77,956		Fairpoint Communications, Inc	32
5,404		Fisher Communications, Inc	98
239,523		Frontier Communications Corp	1,806
38,028	*	General Communication, Inc (Class A)	261
16,043	*	GeoEye, Inc	430
23,031	*	Global Crossing Ltd	329
61,616		Global Payments, Inc	2,877
10,027		HickoryTech Corp	86
6,874	*	Hughes Communications, Inc	209
74,558	*	IAC/InterActiveCorp	1,505
23,311	*	Ibasis, Inc	49
19,932	*	inContact, Inc	59
28,194		Iowa Telecommunications Services, Inc	355
11,781	*	iPCS, Inc	205
34,679	*	j2 Global Communications, Inc	798
18,344	*	Knology, Inc	179
45,089	*	Leap Wireless International, Inc	881
1,248,110	*	Level 3 Communications, Inc	1,735
204,161	*	Liberty Global, Inc (Class A)	4,608
62,143	*	Liberty Media Corp - Capital (Series A)	1,300
400,328	*	Liberty Media Corp - Entertainment (Series A)	12,454
466,171	*	Liberty Media Holding Corp (Interactive A)	5,114
17,509	*	Lin TV Corp (Class A)	83
14,920	*	Lodgenet Entertainment Corp	113
39,968	*	Mastec, Inc	486
36,987	*	Mediacom Communications Corp (Class A)	213
194,234	*	MetroPCS Communications, Inc	1,818
55,661	*	NeuStar, Inc (Class A)	1,258
25,073	*	Neutral Tandem, Inc	571
127,947	*	NII Holdings, Inc (Class B)	3,836
26,247	*	Novatel Wireless, Inc	298
23,518		NTELOS Holdings Corp	415
89,041	*	PAETEC Holding Corp	345
1,801		Preformed Line Products Co	72
1,129,855		Qwest Communications International, Inc	4,305
27,120	*	RCN Corp	252
26,729	*	SAVVIS, Inc	423
89,246	*	SBA Communications Corp (Class A)	2,412

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

68,393		Scripps Networks Interactive (Class A)	$2,527
18,151		Shenandoah Telecom Co	326
34,573		Sinclair Broadcast Group, Inc (Class A)	124
2,159,173	*	Sprint Nextel Corp	8,529
10,917	*	SureWest Communications	136
14,575	*	Switch & Data Facilities Co, Inc	198
52,280	*	Syniverse Holdings, Inc	915
29,873	*	TeleCommunication Systems, Inc (Class A)	250
69,545		Telephone & Data Systems, Inc	2,157
40,863	*	Terremark Worldwide, Inc	254
272,112		Time Warner Cable, Inc	11,725
84,201	*	TiVo, Inc	872
12,229	*	US Cellular Corp	478
18,421		USA Mobility, Inc	237
2,198,539		Verizon Communications, Inc	66,550
422,253	*	Viacom, Inc (Class B)	11,840
39,300	*	Virgin Mobile USA, Inc (Class A)	197
338,346		Windstream Corp	3,427

		TOTAL COMMUNICATIONS	383,090

DEPOSITORY INSTITUTIONS - 7.40%
11,459		1st Source Corp	187
17,560		Abington Bancorp, Inc	136
3,251		Alliance Financial Corp	88
4,510		American National Bankshares, Inc	98
7,966		Ameris Bancorp	57
4,648		Ames National Corp	112
6,527		Arrow Financial Corp	178
100,185		Associated Banc-Corp	1,144
70,950		Astoria Financial Corp	783
1,876		Auburn National Bancorporation, Inc	46
5,016		Bancfirst Corp	185
19,277		Banco Latinoamericano de Exportaciones S.A. (Class E)	274
2,914		Bancorp Rhode Island, Inc	73
65,819		Bancorpsouth, Inc	1,607
41,404		Bank Mutual Corp	366
6,673,069		Bank of America Corp	112,908
37,476		Bank of Hawaii Corp	1,557
2,380		Bank of Kentucky Financial Corp	50
3,864		Bank of Marin Bancorp	121
924,946		Bank of New York Mellon Corp	26,814
11,948		Bank of the Ozarks, Inc	317
17,629		BankFinancial Corp	169
8,647		Banner Corp	24
2,271		Bar Harbor Bankshares	77
529,848		BB&T Corp	14,433

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,421	*	Beneficial Mutual Bancorp, Inc	$214
10,481		Berkshire Hills Bancorp, Inc	230
16,813		BOK Financial Corp	779
52,442		Boston Private Financial Holdings, Inc	341
4,741		Bridge Bancorp, Inc	115
48,082		Brookline Bancorp, Inc	467
4,771		Bryn Mawr Bank Corp	83
5,527		Camden National Corp	183
9,158		Capital City Bank Group, Inc	130
16,284		Capitol Federal Financial	536
18,053		Cardinal Financial Corp	149
6,400		Cass Information Systems, Inc	191
36,547		Cathay General Bancorp	296
9,062		Center Bancorp, Inc	68
6,947		Centerstate Banks of Florida, Inc	55
24,035		Central Pacific Financial Corp	61
2,883		Century Bancorp, Inc	63
16,601		Chemical Financial Corp	362
5,074	*	Chicopee Bancorp, Inc	67
11,693,806		Citigroup, Inc	56,598
6,398		Citizens & Northern Corp	95
3,016		Citizens Holding Co	80
54,766	*	Citizens Republic Bancorp, Inc	42
12,921		City Holding Co	385
32,999		City National Corp	1,285
8,907		Clifton Savings Bancorp, Inc	87
6,672		CNB Financial Corp	115
10,291		CoBiz, Inc	51
21,548		Columbia Banking System, Inc	357
115,773		Comerica, Inc	3,435
47,558		Commerce Bancshares, Inc	1,771
25,190		Community Bank System, Inc	460
11,562		Community Trust Bancorp, Inc	303
40,626		Cullen/Frost Bankers, Inc	2,098
67,239		CVB Financial Corp	510
19,824		Dime Community Bancshares	227
17,386	*	Dollar Financial Corp	279
7,486	*	Eagle Bancorp, Inc	72
70,590		East West Bancorp, Inc	586
3,785		Enterprise Bancorp, Inc	48
5,234		Enterprise Financial Services Corp	48
6,988		ESB Financial Corp	94
12,436		ESSA Bancorp, Inc	164
36,402	*	Euronet Worldwide, Inc	875
4,534		Farmers Capital Bank Corp	81
610,412		Fifth Third Bancorp	6,183

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,979		Financial Institutions, Inc	$80
9,860		First Bancorp	178
78,912		First Bancorp (Puerto Rico)	241
6,485		First Bancorp, Inc	121
16,258		First Busey Corp	76
5,016		First Citizens Bancshares, Inc (Class A)	798
65,852		First Commonwealth Financial Corp	374
6,565		First Community Bancshares, Inc	83
6,428		First Defiance Financial Corp	96
39,758		First Financial Bancorp	479
16,578		First Financial Bankshares, Inc	820
8,954		First Financial Corp	274
8,300		First Financial Holdings, Inc	133
16,505		First Financial Northwest, Inc	96
2,916		First Financial Service Corp	39
167,679	*	First Horizon National Corp	2,218
12,330		First Merchants Corp	86
34,833		First Midwest Bancorp, Inc	393
119,487		First Niagara Financial Group, Inc	1,473
4,191		First of Long Island Corp	111
5,157		First South Bancorp, Inc	59
65,561		FirstMerit Corp	1,248
31,002	*	Flagstar Bancorp, Inc	32
19,779		Flushing Financial Corp	225
87,796		FNB Corp	624
4,305 *		Fox Chase Bancorp, Inc	43
127,918		Fulton Financial Corp	941
8,476		German American Bancorp, Inc	131
46,200		Glacier Bancorp, Inc	690
7,809		Great Southern Bancorp, Inc	185
40,600	*	Guaranty Bancorp	60
13,866		Hampton Roads Bankshares, Inc	40
19,896		Hancock Holding Co	747
29,113		Harleysville National Corp	155
10,342		Heartland Financial USA, Inc	153
4,346	*	Heritage Financial Corp	57
6,749	*	Home Bancorp, Inc	82
8,842		Home Bancshares, Inc	194
12,641		Home Federal Bancorp, Inc	144
363,114		Hudson City Bancorp, Inc	4,775
550,459		Huntington Bancshares, Inc	2,593
16,966		IBERIABANK Corp	773
17,904		Independent Bank Corp	396
40,567		International Bancshares Corp	662
37,852	*	Investors Bancorp, Inc	402
2,899,097		JPMorgan Chase & Co	127,037

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,732		Kearny Financial Corp	$154
679,791		Keycorp	4,419
13,792		Lakeland Bancorp, Inc	103
8,565		Lakeland Financial Corp	177
5,980		Legacy Bancorp, Inc	63
58,749		M&T Bank Corp	3,661
11,504		MainSource Financial Group, Inc	78
283,511		Marshall & Ilsley Corp	2,288
38,744		MB Financial, Inc	812
3,784		Merchants Bancshares, Inc	81
7,250	*	Meridian Interstate Bancorp, Inc	62
69,182	*	Metavante Technologies, Inc	2,385
3,556		Midsouth Bancorp, Inc	47
15,140		Nara Bancorp, Inc	105
1,893		NASB Financial, Inc	50
5,351		National Bankshares, Inc	136
97,609		National Penn Bancshares, Inc	596
27,027		NBT Bancorp, Inc	609
24,010	*	Net 1 UEPS Technologies, Inc	503
264,683		New York Community Bancorp, Inc	3,023
85,685		NewAlliance Bancshares, Inc	917
4,865		Northeast Community Bancorp, Inc	36
186,199		Northern Trust Corp	10,829
14,313		Northfield Bancorp, Inc	183
4,676		Northrim BanCorp, Inc	71
12,217		Northwest Bancorp, Inc	279
1,433		Norwood Financial Corp	45
6,098		OceanFirst Financial Corp	71
3,056		Ohio Valley Banc Corp	81
67,288		Old National Bancorp	754
9,237		Old Second Bancorp, Inc	53
22,798		Oriental Financial Group, Inc	290
8,236		Oritani Financial Corp	112
3,841		Orrstown Financial Services, Inc	148
33,369		Pacific Capital Bancorp	48
7,335		Pacific Continental Corp	77
22,250		PacWest Bancorp	424
9,214		Park National Corp	538
6,295		Peapack Gladstone Financial Corp	101
2,964		Penns Woods Bancorp, Inc	95
3,548	*	Pennsylvania Commerce Bancorp, Inc	43
6,808		Peoples Bancorp, Inc	89
2,916		Peoples Financial Corp	54
266,585		People’s United Financial, Inc	4,148
25,469	*	Pinnacle Financial Partners, Inc	324
355,144		PNC Financial Services Group, Inc	17,256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

494,295		Popular, Inc	$1,399
15,240		Premierwest Bancorp	41
26,868		PrivateBancorp, Inc	657
37,342		Prosperity Bancshares, Inc	1,299
45,191		Provident Financial Services, Inc	465
30,181		Provident New York Bancorp	288
2,997		Prudential Bancorp, Inc of Pennsylvania	30
883,118		Regions Financial Corp	5,484
15,054		Renasant Corp	224
6,104		Republic Bancorp, Inc (Class A)	122
5,918	*	Republic First Bancorp, Inc	27
6,115		Rockville Financial, Inc	66
7,271		Roma Financial Corp	90
20,998		S&T Bancorp, Inc	272
8,198		S.Y. Bancorp, Inc	189
11,917		Sandy Spring Bancorp, Inc	194
4,873	*	Santander BanCorp	48
9,604		SCBT Financial Corp	270
6,171		Shore Bancshares, Inc	103
3,786		Sierra Bancorp	45
31,262	*	Signature Bank	907
9,660		Simmons First National Corp (Class A)	278
11,251		Smithtown Bancorp, Inc	130
102,277		South Financial Group, Inc	150
9,217		Southside Bancshares, Inc	208
9,257		Southwest Bancorp, Inc	130
10,282		State Bancorp, Inc	87
381,812		State Street Corp	20,083
16,183		StellarOne Corp	239
13,290		Sterling Bancorp	96
66,597		Sterling Bancshares, Inc	487
40,780		Sterling Financial Corp	82
7,140		Suffolk Bancorp	211
9,646	*	Sun Bancorp, Inc	51
382,843		SunTrust Banks, Inc	8,633
63,735		Susquehanna Bancshares, Inc	375
25,322	*	SVB Financial Group	1,096
293,034		Synovus Financial Corp	1,099
98,460		TCF Financial Corp	1,284
27,236	*	Texas Capital Bancshares, Inc	459
67,219		TFS Financial Corp	800
7,985	*	The Bancorp, Inc	46
6,413		Tompkins Trustco, Inc	280
2,692		Tower Bancorp, Inc	71
14,640		TowneBank	187
9,919		Trico Bancshares	163

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

62,026		Trustco Bank Corp NY	$388
47,449		Trustmark Corp	904
86,663		UCBH Holdings, Inc	69
24,432		UMB Financial Corp	988
66,824		Umpqua Holdings Corp	708
8,916		Union Bankshares Corp	111
30,662		United Bankshares, Inc	601
30,571		United Community Banks, Inc	153
12,678		United Financial Bancorp, Inc	147
4,738		United Security Bancshares	105
9,080		Univest Corp of Pennsylvania	197
1,466,249		US Bancorp	32,052
112,969		Valley National Bancorp	1,388
7,559		ViewPoint Financial Group	106
7,186		Washington Banking Co	67
86,710		Washington Federal, Inc	1,462
10,818		Washington Trust Bancorp, Inc	190
7,507	*	Waterstone Financial, Inc	38
52,669		Webster Financial Corp	657
3,667,701		Wells Fargo & Co	103,356
19,012		WesBanco, Inc	294
11,970		West Bancorporation, Inc	59
23,845		Westamerica Bancorporation	1,240
30,987	*	Western Alliance Bancorp	196
542,886		Western Union Co	10,271
23,121		Westfield Financial, Inc	196
53,084		Whitney Holding Corp	506
4,209		Wilber Corp	35
51,413		Wilmington Trust Corp	730
9,638		Wilshire Bancorp, Inc	71
17,249		Wintrust Financial Corp	482
4,467		WSFS Financial Corp	119
8,510		Yadkin Valley Financial Corp	40
99,375		Zions Bancorporation	1,786

		TOTAL DEPOSITORY INSTITUTIONS	658,215

EATING AND DRINKING PLACES - 1.03%
18,260	*	AFC Enterprises	154
10,622	*	Benihana, Inc	61
13,771	*	BJ’s Restaurants, Inc	206
24,666		Bob Evans Farms, Inc	717
78,146		Brinker International, Inc	1,229
13,602	*	Buffalo Wild Wings, Inc	566
80,218		Burger King Holdings, Inc	1,411
20,543	*	California Pizza Kitchen, Inc	321
8,099	*	Carrols Restaurant Group, Inc	61

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,289		CBRL Group, Inc	$595
17,642	*	CEC Entertainment, Inc	456
46,024	*	Cheesecake Factory	852
24,449	*	Chipotle Mexican Grill, Inc (Class A)	2,373
39,583		CKE Restaurants, Inc	415
105,300		Darden Restaurants, Inc	3,594
75,312	*	Denny’s Corp	200
2,189	*	Diedrich Coffee, Inc	53
13,678		DineEquity, Inc	339
30,059	*	Domino’s Pizza, Inc	266
1,620		Frisch’s Restaurants, Inc	42
44,170	*	Jack in the Box, Inc	905
39,881	*	Krispy Kreme Doughnuts, Inc	142
8,401	*	Landry’s Restaurants, Inc	88
14,864	*	Luby’s, Inc	62
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	89
851,205		McDonald’s Corp	48,579
14,289		O’Charleys, Inc	134
18,183	*	Papa John’s International, Inc	447
18,084	*	PF Chang’s China Bistro, Inc	614
11,853	*	Red Robin Gourmet Burgers, Inc	242
58,476	*	Ruby Tuesday, Inc	492
10,929	*	Ruth’s Chris Steak House, Inc	46
45,772	*	Sonic Corp	506
567,806	*	Starbucks Corp	11,725
19,171	*	Steak N Shake Co	226
37,299	*	Texas Roadhouse, Inc (Class A)	396
282,986		Wendy’s/Arby’s Group, Inc (Class A)	1,339
356,577		Yum! Brands, Inc	12,038

		TOTAL EATING AND DRINKING PLACES	91,981

EDUCATIONAL SERVICES - 0.23%
13,862	*	American Public Education, Inc	482
103,701	*	Apollo Group, Inc (Class A)	7,639
10,806	*	Bridgepoint Education, Inc	165
55,966	*	Career Education Corp	1,364
23,045	*	ChinaCast Education Corp	168
62,840	*	Corinthian Colleges, Inc	1,166
48,586		DeVry, Inc	2,689
12,064	*	Grand Canyon Education, Inc	215
29,475	*	ITT Educational Services, Inc	3,255
4,866	*	K12, Inc	80
6,272	*	Learning Tree International, Inc	71
7,293	*	Lincoln Educational Services Corp	167
9,555	*	Princeton Review, Inc	40
11,133		Strayer Education, Inc	2,423

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,401	*	Universal Technical Institute, Inc	$382

		TOTAL EDUCATIONAL SERVICES	20,306

ELECTRIC, GAS, AND SANITARY SERVICES - 4.29%
510,560	*	AES Corp	7,566
60,316		AGL Resources, Inc	2,127
129,395		Allegheny Energy, Inc	3,432
22,911		Allete, Inc	769
83,951		Alliant Energy Corp	2,338
182,647		Ameren Corp	4,617
14,202		American Ecology Corp	266
369,975		American Electric Power Co, Inc	11,466
13,797		American States Water Co	499
46,816		American Water Works Co, Inc	934
104,679		Aqua America, Inc	1,847
4,909		Artesian Resources Corp	83
70,089		Atmos Energy Corp	1,975
46,278		Avista Corp	936
29,085		Black Hills Corp	732
15,365		California Water Service Group	598
256,909	*	Calpine Corp	2,960
301,288		Centerpoint Energy, Inc	3,745
10,819		Central Vermont Public Service Corp	209
13,300		CH Energy Group, Inc	589
4,829		Chesapeake Utilities Corp	150
30,062	*	Clean Energy Fuels Corp	433
17,301	*	Clean Harbors, Inc	973
48,084		Cleco Corp	1,206
171,136		CMS Energy Corp	2,293
6,221		Connecticut Water Service, Inc	139
213,598		Consolidated Edison, Inc	8,745
10,306		Consolidated Water Co, Inc	168
139,704		Constellation Energy Group, Inc	4,522
99,005	*	Covanta Holding Corp	1,683
28,820		Crosstex Energy, Inc	152
456,212		Dominion Resources, Inc	15,739
91,544		DPL, Inc	2,389
126,157		DTE Energy Co	4,433
997,012		Duke Energy Corp	15,693
375,752	*	Dynegy, Inc (Class A)	958
251,382		Edison International	8,441
535,470		El Paso Corp	5,526
35,119	*	El Paso Electric Co	621
29,343		Empire District Electric Co	531
54,955		Energen Corp	2,369
57,426		EnergySolutions, Inc	529

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,773	*	EnerNOC, Inc	$390
151,951		Entergy Corp	12,135
509,769		Exelon Corp	25,295
236,011		FirstEnergy Corp	10,790
4,933		Florida Public Utilities Co	60
317,743		FPL Group, Inc	17,549
103,717		Great Plains Energy, Inc	1,862
68,666		Hawaiian Electric Industries, Inc	1,244
36,600		Idacorp, Inc	1,054
57,780		Integrys Energy Group, Inc	2,074
38,559		ITC Holdings Corp	1,753
18,300		Laclede Group, Inc	589
140,890		MDU Resources Group, Inc	2,938
18,500		MGE Energy, Inc	675
9,765		Middlesex Water Co	147
110,337	*	Mirant Corp	1,813
54,213		National Fuel Gas Co	2,483
33,020		New Jersey Resources Corp	1,199
34,619		Nicor, Inc	1,267
208,593		NiSource, Inc	2,897
132,666		Northeast Utilities	3,149
21,251		Northwest Natural Gas Co	885
30,516		NorthWestern Corp	746
202,929	*	NRG Energy, Inc	5,721
82,689		NSTAR	2,631
176,210		NV Energy, Inc	2,042
73,489		OGE Energy Corp	2,431
80,701		Oneok, Inc	2,955
15,003		Ormat Technologies, Inc	612
29,407		Otter Tail Corp	704
3,325		Pennichuck Corp	72
168,153		Pepco Holdings, Inc	2,502
39,942	*	Perma-Fix Environmental Services	93
285,710		PG&E Corp	11,568
17,372	*	Pico Holdings, Inc	579
56,492		Piedmont Natural Gas Co, Inc	1,352
12,323	*	Pike Electric Corp	148
78,286		Pinnacle West Capital Corp	2,569
64,221		PNM Resources, Inc	750
60,898		Portland General Electric Co	1,201
290,142		PPL Corp	8,803
215,842		Progress Energy, Inc	8,431
34,100	*	Progress Energy, Inc (CVO)	8
391,468		Public Service Enterprise Group, Inc	12,308
133,375		Questar Corp	5,010
269,219	*	Reliant Energy, Inc	1,922

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

246,747		Republic Services, Inc	$6,556
10,949		Resource America, Inc (Class A)	53
94,530		SCANA Corp	3,299
188,830		Sempra Energy	9,406
10,436		SJW Corp	238
24,251		South Jersey Industries, Inc	856
607,175		Southern Co	19,229
85,109		Southern Union Co	1,769
34,400		Southwest Gas Corp	880
16,033		Southwest Water Co	79
66,615	*	Stericycle, Inc	3,227
163,004		TECO Energy, Inc	2,295
85,402		UGI Corp	2,140
26,118		UIL Holdings Corp	689
27,775		Unisource Energy Corp	854
11,594		Unitil Corp	260
63,379		Vectren Corp	1,460
63,647	*	Waste Connections, Inc	1,837
381,725		Waste Management, Inc	11,384
19,253	*	Waste Services, Inc	89
82,396		Westar Energy, Inc	1,608
42,625		WGL Holdings, Inc	1,413
442,665		Williams Cos, Inc	7,910
90,488		Wisconsin Energy Corp	4,087
353,988		Xcel Energy, Inc	6,811
9,006		York Water Co	125

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	381,341

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.55%
30,135	*	Acme Packet, Inc	302
21,535	*	Actel Corp	262
33,751		Acuity Brands, Inc	1,087
82,321	*	Adaptec, Inc	275
76,254	*	ADC Telecommunications, Inc	636
25,828	*	Advanced Analogic Technologies, Inc	103
49,842	*	Advanced Battery Technologies, Inc	216
23,059	*	Advanced Energy Industries, Inc	328
429,150	*	Advanced Micro Devices, Inc	2,429
18,258	*	Airvana, Inc	124
228,714		Altera Corp	4,691
33,594	*	American Superconductor Corp	1,127
81,868		Ametek, Inc	2,858
86,945	*	Amkor Technology, Inc	598
131,247		Amphenol Corp (Class A)	4,946
47,982	*	Anadigics, Inc	226
226,099		Analog Devices, Inc	6,236

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

688,254	*	Apple Computer, Inc	$127,581
51,846	*	Applied Micro Circuits Corp	518
12,026		Applied Signal Technology, Inc	280
94,272	*	Arris Group, Inc	1,226
11,879	*	Ascent Solar Technologies, Inc	90
47,603	*	Atheros Communications, Inc	1,263
341,960	*	Atmel Corp	1,433
24,963	*	ATMI, Inc	453
115,135	*	Avnet, Inc	2,990
34,410		AVX Corp	411
10,559	*	AZZ, Inc	424
35,945		Baldor Electric Co	983
7,316		Bel Fuse, Inc (Class B)	139
51,432	*	Benchmark Electronics, Inc	926
24,403	*	BigBand Networks, Inc	98
379,519	*	Broadcom Corp (Class A)	11,647
19,382	*	Ceradyne, Inc	355
14,775	*	Ceva, Inc	159
27,817	*	Checkpoint Systems, Inc	457
22,550	*	China BAK Battery, Inc	112
24,273	*	China Security & Surveillance Technology, Inc	173
70,799	*	Ciena Corp	1,153
4,456,504	*	Cisco Systems, Inc	104,905
21,353	*	Comtech Telecommunications Corp	709
5,037	*	CPI International, Inc	56
79,781	*	Cree, Inc	2,932
23,637		CTS Corp	220
12,848		Cubic Corp	507
119,631	*	Cypress Semiconductor Corp	1,236
10,171	*	DDi Corp	43
24,448	*	Diodes, Inc	442
40,199	*	Dolby Laboratories, Inc (Class A)	1,535
21,955	*	DSP Group, Inc	179
15,044	*	DTS, Inc	412
128,054		Eaton Corp	7,247
32,176	*	EchoStar Corp (Class A)	594
23,062	*	Electro Scientific Industries, Inc	309
52,713	*	EMCORE Corp	69
10,542	*	EMS Technologies, Inc	219
53,893	*	Energizer Holdings, Inc	3,575
33,752	*	Energy Conversion Devices, Inc	391
30,981	*	EnerSys	685
41,562	*	Entropic Communications, Inc	114
143,685	*	Evergreen Solar, Inc	276
25,111	*	Exar Corp	185
46,087	*	Exide Technologies	367

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

95,996	*	Fairchild Semiconductor International, Inc	$982
39,969	*	First Solar, Inc	6,110
19,315		Franklin Electric Co, Inc	554
46,577	*	FuelCell Energy, Inc	199
8,168,418		General Electric Co	134,125
14,375	*	Globecomm Systems, Inc	105
12,104	*	GP Strategies Corp	91
92,133	*	GrafTech International Ltd	1,354
16,954	*	Greatbatch, Inc	381
13,134	*	GSI Technology, Inc	52
23,300	*	GT Solar International, Inc	135
47,147		Harman International Industries, Inc	1,597
68,074	*	Harmonic, Inc	455
101,554		Harris Corp	3,818
42,057	*	Harris Stratex Networks, Inc (Class A)	294
21,557	*	Helen of Troy Ltd	419
72,515	*	Hexcel Corp	830
17,117	*	Hittite Microwave Corp	630
21,588		Imation Corp	200
67,383	*	Infinera Corp	536
124,419	*	Integrated Device Technology, Inc	841
4,315,480		Intel Corp	84,454
17,151	*	Intellon Corp	122
34,659	*	InterDigital, Inc	803
54,670	*	International Rectifier Corp	1,066
94,162		Intersil Corp (Class A)	1,442
17,746	*	IPG Photonics Corp	270
12,510	*	iRobot Corp	154
16,725		IXYS Corp	142
161,842	*	JDS Uniphase Corp	1,151
90,360		L-3 Communications Holdings, Inc	7,258
81,127	*	Lattice Semiconductor Corp	183
32,522		Lincoln Electric Holdings, Inc	1,543
173,328		Linear Technology Corp	4,789
17,104	*	Littelfuse, Inc	449
8,072	*	Loral Space & Communications, Inc	222
12,960		LSI Industries, Inc	86
494,222	*	LSI Logic Corp	2,713
394,842	*	Marvell Technology Group Ltd	6,392
236,420		Maxim Integrated Products, Inc	4,289
17,242	*	Maxwell Technologies, Inc	318
172,909	*	MEMC Electronic Materials, Inc	2,875
10,978	*	MEMSIC, Inc	41
13,858	*	Mercury Computer Systems, Inc	137
28,385		Methode Electronics, Inc	246
40,439		Micrel, Inc	330

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

143,138		Microchip Technology, Inc	$3,793
647,147	*	Micron Technology, Inc	5,307
62,654	*	Microsemi Corp	989
45,471	*	Microtune, Inc	83
60,310	*	Microvision, Inc	332
33,720	*	MIPS Technologies, Inc	127
101,907		Molex, Inc	2,128
25,869	*	Monolithic Power Systems, Inc	607
32,329	*	Moog, Inc (Class A)	954
1,775,323		Motorola, Inc	15,250
6,600	*	Multi-Fineline Electronix, Inc	189
3,938		National Presto Industries, Inc	341
178,658		National Semiconductor Corp	2,549
255,299	*	NetApp, Inc	6,811
13,186	*	Netlogic Microsystems, Inc	593
72,689	*	Novellus Systems, Inc	1,525
3,184	*	NVE Corp	169
418,619	*	Nvidia Corp	6,292
39,050	*	Omnivision Technologies, Inc	636
321,621	*	ON Semiconductor Corp	2,653
63,876	*	Openwave Systems, Inc	166
15,398	*	Oplink Communications, Inc	224
13,224	*	OpNext, Inc	39
6,196	*	Orion Energy Systems, Inc	19
10,891	*	OSI Systems, Inc	199
18,452		Park Electrochemical Corp	455
16,717	*	Parkervision, Inc	68
19,298	*	Pericom Semiconductor Corp	189
29,346	*	Photronics, Inc	139
37,039		Plantronics, Inc	993
31,345	*	Plexus Corp	826
26,715	*	PLX Technology, Inc	90
170,759	*	PMC - Sierra, Inc	1,632
64,770	*	Polycom, Inc	1,733
21,500	*	Polypore International, Inc	278
5,761	*	Powell Industries, Inc	221
20,115		Power Integrations, Inc	670
51,516	*	Power-One, Inc	100
96,435	*	Powerwave Technologies, Inc	154
92,060	*	QLogic Corp	1,583
1,280,866		Qualcomm, Inc	57,613
80,610	*	Rambus, Inc	1,403
11,399		Raven Industries, Inc	305
26,941		Regal-Beloit Corp	1,231
213,104	*	RF Micro Devices, Inc	1,157
12,342	*	Rogers Corp	370

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,394	*	Rubicon Technology, Inc	$139
38,773	*	SatCon Technology Corp	66
21,571	*	Seachange International, Inc	162
47,571	*	Semtech Corp	809
31,292	*	ShoreTel, Inc	244
56,384	*	Silicon Image, Inc	137
34,296	*	Silicon Laboratories, Inc	1,590
72,899	*	Silicon Storage Technology, Inc	176
128,457	*	Skyworks Solutions, Inc	1,701
35,494	*	Smart Modular Technologies WWH, Inc	169
9,719	*	Spectrum Control, Inc	83
18,903	*	Standard Microsystems Corp	439
30,081	*	Starent Networks Corp	765
10,374	*	Stoneridge, Inc	73
74,060	*	Sunpower Corp (Class A)	2,214
8,595	*	Supertex, Inc	258
148,619	*	Sycamore Networks, Inc	449
35,188	*	Symmetricom, Inc	182
26,694	*	Synaptics, Inc	673
38,313		Technitrol, Inc	353
10,550	*	Techwell, Inc	116
50,795	*	Tekelec	835
30,469		Teleflex, Inc	1,472
303,944	*	Tellabs, Inc	2,103
36,930	*	Tessera Technologies, Inc	1,030
984,216		Texas Instruments, Inc	23,316
41,326	*	Thomas & Betts Corp	1,243
40,125	*	Trident Microsystems, Inc	104
121,131	*	Triquint Semiconductor, Inc	935
32,309	*	TTM Technologies, Inc	371
9,064	*	Ultralife Corp	55
22,074	*	Universal Display Corp	264
8,900	*	Universal Electronics, Inc	182
42,939	*	US Geothermal, Inc	67
87,200	*	Utstarcom, Inc	182
36,704	*	Valence Technology, Inc	66
56,829	*	Varian Semiconductor Equipment Associates, Inc	1,866
20,875	*	Viasat, Inc	555
12,845		Vicor Corp	99
12,385	*	Virage Logic Corp	65
138,523	*	Vishay Intertechnology, Inc	1,094
18,190	*	Volterra Semiconductor Corp	334
56,606		Whirlpool Corp	3,960
14,174	*	White Electronic Designs Corp	65
213,685		Xilinx, Inc	5,005
47,197	*	Zix Corp	104

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,213	*	Zoltek Cos, Inc	$202
42,064	*	Zoran Corp	485

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	761,747

ENGINEERING AND MANAGEMENT SERVICES - 0.70%
19,818	*	Accelrys, Inc	115
13,465	*	Advisory Board Co	339
72,536	*	Aecom Technology Corp	1,969
10,564	*	Affymax, Inc	252
110,387	*	Amylin Pharmaceuticals, Inc	1,512
68,338	*	Ariad Pharmaceuticals, Inc	152
7,981		CDI Corp	112
62,836	*	Celera Corp	391
16,785	*	comScore, Inc	302
8,356	*	Cornell Cos, Inc	188
27,057		Corporate Executive Board Co	674
8,400	*	CRA International, Inc	229
19,233		Diamond Management & Technology Consultants, Inc	132
40,474	*	Dyax Corp	145
35,238	*	eResearch Technology, Inc	247
87,374	*	Exelixis, Inc	557
11,236	*	Exponent, Inc	317
139,160		Fluor Corp	7,077
9,375	*	Franklin Covey Co	55
25,764	*	Furmanite Corp	111
47,841	*	Genpact Ltd	588
40,128	*	Gen-Probe, Inc	1,663
64,008	*	Hewitt Associates, Inc (Class A)	2,332
17,074	*	Hill International, Inc	121
16,505	*	Huron Consulting Group, Inc	426
6,713	*	ICF International, Inc	204
53,977	*	Incyte Corp	364
14,237	*	Infinity Pharmaceuticals, Inc	89
95,079	*	Insmed, Inc	78
74,058	*	Isis Pharmaceuticals, Inc	1,079
96,009	*	Jacobs Engineering Group, Inc	4,412
122,850		KBR, Inc	2,861
10,294	*	Kendle International, Inc	172
7,375		Landauer, Inc	405
60,298	*	Lexicon Pharmaceuticals, Inc	128
34,898	*	Luminex Corp	593
14,380		MAXIMUS, Inc	670
16,427	*	Maxygen, Inc	110
175,224	*	McDermott International, Inc	4,428
7,039	*	Michael Baker Corp	256
73,098	*	Myriad Genetics, Inc	2,004

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,393	*	Navigant Consulting, Inc	$545
24,067	*	Omnicell, Inc	268
249,691		Paychex, Inc	7,253
47,888	*	Regeneron Pharmaceuticals, Inc	924
21,650	*	Repligen Corp	108
32,857	*	Resources Connection, Inc	561
26,264	*	Rigel Pharmaceuticals, Inc	215
38,631	*	RTI Biologics, Inc	168
161,338	*	SAIC, Inc	2,830
25,904	*	Sangamo Biosciences, Inc	213
50,281	*	Savient Pharmaceuticals, Inc	764
64,120	*	Seattle Genetics, Inc	900
47,243	*	Sequenom, Inc	153
63,956	*	Shaw Group, Inc	2,052
8,699	*	Stanley, Inc	224
24,068	*	Symyx Technologies, Inc	159
7,624	*	Tejon Ranch Co	196
47,935	*	Tetra Tech, Inc	1,272
4,824	*	Transcend Services, Inc	84
63,697	*	URS Corp	2,780
64,410	*	VCA Antech, Inc	1,732
2,793		VSE Corp	109
33,194		Watson Wyatt & Co Holdings (Class A)	1,446

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	62,815

FABRICATED METAL PRODUCTS - 0.55%
25,734	*	Alliant Techsystems, Inc	2,003
7,062		Ameron International Corp	494
52,516		Aptargroup, Inc	1,962
72,122		Ball Corp	3,549
5,100	*	Bway Holding Co	94
23,060	*	Chart Industries, Inc	498
12,832		CIRCOR International, Inc	363
86,134		Commercial Metals Co	1,542
38,327		Crane Co	989
124,193	*	Crown Holdings, Inc	3,378
12,440		Dynamic Materials Corp	248
37,869	*	Griffon Corp	381
9,089		Gulf Island Fabrication, Inc	170
4,401	*	Hawk Corp	60
346,634		Illinois Tool Works, Inc	14,804
10,094		Insteel Industries, Inc	121
9,968	*	Ladish Co, Inc	151
25,129	*	Mobile Mini, Inc	436
95,877		Mueller Water Products, Inc (Class A)	525
15,669	*	NCI Building Systems, Inc	50

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,775	*	North American Galvanizing & Coating, Inc	$59
123,007		Parker Hannifin Corp	6,377
75,224		Pentair, Inc	2,221
26,576		Quanex Building Products Corp	382
21,540		Silgan Holdings, Inc	1,136
29,264		Simpson Manufacturing Co, Inc	739
5,034	*	SmartHeat, Inc	60
40,347	*	Smith & Wesson Holding Corp	211
43,917		Snap-On, Inc	1,527
61,499		Stanley Works	2,626
14,503		Sturm Ruger & Co, Inc	188
7,928		Sun Hydraulics Corp	167
44,785	*	Taser International, Inc	211
9,351	*	Trimas Corp	48
16,165		Valmont Industries, Inc	1,377
23,144		Watts Water Technologies, Inc (Class A)	700

		TOTAL FABRICATED METAL PRODUCTS	49,847

FISHING, HUNTING, AND TRAPPING - 0.00%**
5,153	*	HQ Sustainable Maritime Industries, Inc	45

		TOTAL FISHING, HUNTING, AND TRAPPING	45

FOOD AND KINDRED PRODUCTS - 3.80%
20,643	*	AgFeed Industries, Inc	110
6,818	*	American Dairy, Inc	193
16,175	*	American Italian Pasta Co	440
495,550		Archer Daniels Midland Co	14,480
10,877		B&G Foods, Inc (Class A)	89
6,482	*	Boston Beer Co, Inc (Class A)	240
103,092		Bunge Ltd	6,455
155,811		Campbell Soup Co	5,083
51,442	*	Central Garden and Pet Co (Class A)	562
4,202		Coca-Cola Bottling Co Consolidated	204
1,786,795		Coca-Cola Co	95,950
236,657		Coca-Cola Enterprises, Inc	5,067
342,726		ConAgra Foods, Inc	7,430
145,538	*	Constellation Brands, Inc (Class A)	2,205
57,268		Corn Products International, Inc	1,633
60,640	*	Darling International, Inc	446
151,457		Del Monte Foods Co	1,754
14,403		Diamond Foods, Inc	457
193,600	*	Dr Pepper Snapple Group, Inc	5,566
5,320		Farmer Bros Co	110
60,388		Flowers Foods, Inc	1,588
255,077		General Mills, Inc	16,422
243,707		H.J. Heinz Co	9,687

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

53,236	*	Hansen Natural Corp	$1,956
119,986		Hershey Co	4,663
55,610		Hormel Foods Corp	1,975
8,158		Imperial Sugar Co	103
11,326		J&J Snack Foods Corp	489
90,975		J.M. Smucker Co	4,823
197,925		Kellogg Co	9,744
1,138,001		Kraft Foods, Inc (Class A)	29,895
15,418		Lancaster Colony Corp	790
23,149		Lance, Inc	598
3,603	*	Lifeway Foods, Inc	40
8,556	*	M&F Worldwide Corp	173
101,909		McCormick & Co, Inc	3,459
26,800		Mead Johnson Nutrition Co	1,209
99,412		Molson Coors Brewing Co (Class B)	4,839
5,604	*	National Beverage Corp	65
13,326	*	Omega Protein Corp	65
12,378	*	Overhill Farms, Inc	75
12,195	*	Peet’s Coffee & Tea, Inc	344
107,664		Pepsi Bottling Group, Inc	3,923
44,594		PepsiAmericas, Inc	1,274
1,201,597		PepsiCo, Inc	70,486
43,201	*	Ralcorp Holdings, Inc	2,526
131,096		Reynolds American, Inc	5,836
16,068		Sanderson Farms, Inc	605
533,701		Sara Lee Corp	5,945
7,792	*	Seneca Foods Corp	214
53,670	*	Smart Balance, Inc	330
108,127	*	Smithfield Foods, Inc	1,492
19,889		Tootsie Roll Industries, Inc	473
23,212	*	TreeHouse Foods, Inc	828
230,818		Tyson Foods, Inc (Class A)	2,915
7,067	*	Zapata Corp	49

		TOTAL FOOD AND KINDRED PRODUCTS	338,372

FOOD STORES - 0.29%
837		Arden Group, Inc (Class A)	100
34,215	*	Great Atlantic & Pacific Tea Co, Inc	305
8,163		Ingles Markets, Inc (Class A)	129
507,140		Kroger Co	10,468
22,448	*	Panera Bread Co (Class A)	1,235
16,292	*	Pantry, Inc	255
33,448		Ruddick Corp	890
330,645		Safeway, Inc	6,521
165,275		Supervalu, Inc	2,489
5,570	*	Susser Holdings Corp	70

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,652		Village Super Market (Class A)	$137
8,834		Weis Markets, Inc	282
83,804	*	Whole Foods Market, Inc	2,555
41,829	*	Winn-Dixie Stores, Inc	549

		TOTAL FOOD STORES	25,985

FORESTRY - 0.09%
61,487		Rayonier, Inc	2,515
160,914		Weyerhaeuser Co	5,898

		TOTAL FORESTRY	8,413

FURNITURE AND FIXTURES - 0.15%
7,057	*	Astronics Corp	66
18,783		Ethan Allen Interiors, Inc	310
34,198		Furniture Brands International, Inc	189
41,802		Herman Miller, Inc	707
45,716		Hill-Rom Holdings, Inc	996
33,809		HNI Corp	798
7,413		Hooker Furniture Corp	100
18,600		Kimball International, Inc (Class B)	142
47,219	*	Kinetic Concepts, Inc	1,746
53,628		La-Z-Boy, Inc	464
119,468		Leggett & Platt, Inc	2,318
273,844		Masco Corp	3,538
57,367	*	Sealy Corp	184
7,908	*	Stanley Furniture Co, Inc	82
54,705		Steelcase, Inc (Class A)	340
57,532	*	Tempur-Pedic International, Inc	1,089

		TOTAL FURNITURE AND FIXTURES	13,069

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
201,844	*	Bed Bath & Beyond, Inc	7,577
260,229		Best Buy Co, Inc	9,763
126,094	*	GameStop Corp (Class A)	3,338
16,062		Haverty Furniture Cos, Inc	190
9,008	*	hhgregg, Inc	153
35,963		Knoll, Inc	375
64,355	*	Pier 1 Imports, Inc	249
95,926		RadioShack Corp	1,589
6,400	*	Rex Stores Corp	70
21,617	*	Tuesday Morning Corp	90
71,873		Williams-Sonoma, Inc	1,454

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	24,848

GENERAL BUILDING CONTRACTORS - 0.19%
1,271	*	Amrep Corp	17

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,890	*	Avatar Holdings, Inc	$74
36,219	*	Beazer Homes USA, Inc	202
7,978		Brookfield Homes Corp	53
4,557	*	Cavco Industries, Inc	162
212,707		DR Horton, Inc	2,427
40,248	*	Hovnanian Enterprises, Inc (Class A)	155
58,687		KB Home	975
114,490		Lennar Corp (Class A)	1,631
16,303	*	M/I Homes, Inc	222
17,708		McGrath RentCorp	377
28,595		MDC Holdings, Inc	993
24,046	*	Meritage Homes Corp	488
4,602	*	NVR, Inc	2,933
20,289	*	Perini Corp	432
256,906	*	Pulte Homes, Inc	2,823
35,106		Ryland Group, Inc	740
95,329	*	Standard-Pacific Corp	352
13,336	*	Team, Inc	226
103,635	*	Toll Brothers, Inc	2,025

		TOTAL GENERAL BUILDING CONTRACTORS	17,307

GENERAL MERCHANDISE STORES - 1.87%
34,292	*	99 Cents Only Stores	461
65,532	*	Big Lots, Inc	1,640
41,867	*	BJ’s Wholesale Club, Inc	1,516
39,621		Casey’s General Stores, Inc	1,243
8,648	*	Conn’s, Inc	98
336,724		Costco Wholesale Corp	19,011
41,061		Dillard’s, Inc (Class A)	579
109,043		Family Dollar Stores, Inc	2,879
29,664		Fred’s, Inc (Class A)	378
170,017		JC Penney Co, Inc	5,738
321,688		Macy’s, Inc	5,884
17,729	*	Retail Ventures, Inc	93
95,426	*	Saks, Inc	651
38,145	*	Sears Holdings Corp	2,491
17,973	*	Stein Mart, Inc	228
580,969		Target Corp	27,120
318,904		TJX Companies, Inc	11,847
1,705,627		Wal-Mart Stores, Inc	83,729

		TOTAL GENERAL MERCHANDISE STORES	165,586

HEALTH SERVICES - 1.23%
18,580	*	Alliance Imaging, Inc	105
34,529	*	Allied Healthcare International, Inc	97
4,568	*	Almost Family, Inc	136

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,596	*	Amedisys, Inc	$942
6,404		America Service Group, Inc	106
9,851	*	American Dental Partners, Inc	138
235,210		AmerisourceBergen Corp	5,264
24,648	*	Amsurg Corp	523
8,583	*	Assisted Living Concepts, Inc (A Shares)	178
11,468	*	Bio-Reference Labs, Inc	394
33,994		Brookdale Senior Living, Inc	616
5,440	*	China Sky One Medical, Inc	72
70,912	*	Community Health Systems, Inc	2,264
23,514	*	Continucare Corp	71
6,016	*	Corvel Corp	171
50,029	*	Covance, Inc	2,709
114,216	*	Coventry Health Care, Inc	2,280
22,090	*	Cross Country Healthcare, Inc	206
27,223	*	CryoLife, Inc	217
79,964	*	DaVita, Inc	4,529
43,917	*	Edwards Lifesciences Corp	3,070
17,698	*	eHealth, Inc	257
14,234	*	Emeritus Corp	312
6,373		Ensign Group, Inc	89
18,855	*	Enzo Biochem, Inc	133
211,540	*	Express Scripts, Inc	16,411
11,423	*	Genomic Health, Inc	250
12,933	*	Genoptix, Inc	450
22,160	*	Gentiva Health Services, Inc	554
18,744	*	Health Grades, Inc	93
197,006	*	Health Management Associates, Inc (Class A)	1,476
71,500	*	Healthsouth Corp	1,118
28,116	*	Healthways, Inc	431
54,649	*	Immunomedics, Inc	302
4,625	*	IPC The Hospitalist Co, Inc	145
29,869	*	Kindred Healthcare, Inc	485
84,285	*	Laboratory Corp of America Holdings	5,538
11,885	*	LCA-Vision, Inc	83
14,598	*	LHC Group, Inc	437
41,072	*	LifePoint Hospitals, Inc	1,111
53,547	*	Lincare Holdings, Inc	1,673
27,118	*	Magellan Health Services, Inc	842
209,528		McKesson Corp	12,477
11,469	*	Medcath Corp	101
373,402	*	Medco Health Solutions, Inc	20,654
6,892		National Healthcare Corp	257
76,148	*	Nektar Therapeutics	742
15,155	*	Nighthawk Radiology Holdings, Inc	110
16,021	*	NovaMed, Inc	73

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,907	*	Odyssey HealthCare, Inc	$324
89,050		Omnicare, Inc	2,005
35,963	*	Pediatrix Medical Group, Inc	1,975
81,765		Pharmaceutical Product Development, Inc	1,794
43,029	*	Psychiatric Solutions, Inc	1,151
120,548		Quest Diagnostics, Inc	6,291
16,070	*	RehabCare Group, Inc	349
15,881	*	Skilled Healthcare Group, Inc (Class A)	128
40,332	*	Sun Healthcare Group, Inc	348
35,130	*	Sunrise Senior Living, Inc	106
367,275	*	Tenet Healthcare Corp	2,160
35,848		Universal Health Services, Inc (Class B)	2,220
8,422	*	US Physical Therapy, Inc	127
5,340	*	Virtual Radiologic Corp	70

		TOTAL HEALTH SERVICES	109,740

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
25,000	*	Broadwind Energy, Inc	197
15,782	*	Comverge, Inc	193
25,588		Granite Construction, Inc	793
28,862		Great Lakes Dredge & Dock Corp	201
7,262	*	LB Foster Co (Class A)	222
23,922	*	Matrix Service Co	260
13,261	*	MYR Group, Inc	280
19,593	*	Orion Marine Group, Inc	402
8,423	*	Sterling Construction Co, Inc	151

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,699

HOLDING AND OTHER INVESTMENT OFFICES - 2.89%
30,272		Acadia Realty Trust	456
31,920	*	Affiliated Managers Group, Inc	2,075
5,860		Agree Realty Corp	134
1,723		Alexander’s, Inc	510
30,074		Alexandria Real Estate Equities, Inc	1,635
151,445		Allied Capital Corp	465
111,148		AMB Property Corp	2,551
39,859		American Campus Communities, Inc	1,070
10,063		American Capital Agency Corp	286
12,511	*	Ampal American Israel (Class A)	25
420,683		Annaly Mortgage Management, Inc	7,631
40,991		Anthracite Capital, Inc	43
87,436		Anworth Mortgage Asset Corp	689
90,262		Apartment Investment & Management Co (Class A)	1,331
59,957		Ashford Hospitality Trust, Inc	207
10,813		Associated Estates Realty Corp	104
60,592		AvalonBay Communities, Inc	4,407

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

76,686		BioMed Realty Trust, Inc	$1,058
107,409		Boston Properties, Inc	7,041
98,418		Brandywine Realty Trust	1,087
39,170		BRE Properties, Inc (Class A)	1,226
50,873		Camden Property Trust	2,050
8,730	*	Cape Bancorp, Inc	67
30,528		Capital Lease Funding, Inc	123
2,167		Capital Southwest Corp	166
53,489		Capstead Mortgage Corp	744
9,676		Care Investment Trust, Inc	74
106,459		CBL & Associates Properties, Inc	1,033
31,340		Cedar Shopping Centers, Inc	202
5,581		Cherokee, Inc	134
20,827		Cogdell Spencer, Inc	100
37,771		Colonial Properties Trust	368
43,764		Corporate Office Properties Trust	1,614
56,384		Cousins Properties, Inc	467
13,235		Danvers Bancorp, Inc	180
134,600		DCT Industrial Trust, Inc	688
112,304		Developers Diversified Realty Corp	1,038
82,463		DiamondRock Hospitality Co	668
58,071		Digital Realty Trust, Inc	2,654
88,791		Douglas Emmett, Inc	1,090
173,154		Duke Realty Corp	2,080
9,022		Dynex Capital, Inc	76
19,564		EastGroup Properties, Inc	748
43,827		Education Realty Trust, Inc	260
26,837		Entertainment Properties Trust	916
19,482		Equity Lifestyle Properties, Inc	834
26,061		Equity One, Inc	408
208,564		Equity Residential	6,403
20,677		Essex Property Trust, Inc	1,645
62,323		Extra Space Storage, Inc	658
44,743		Federal Realty Investment Trust	2,746
66,474		FelCor Lodging Trust, Inc	301
42,593		First Industrial Realty Trust, Inc	224
25,392		First Potomac Realty Trust	294
48,173		Franklin Street Properties Corp	631
14,898		Getty Realty Corp	366
15,081		Gladstone Capital Corp	135
6,667		Gladstone Commercial Corp	91
26,916		Glimcher Realty Trust	99
58,824	*	Gramercy Capital Corp	143
16,757	*	Harris & Harris Group, Inc	105
27,878		Hatteras Financial Corp	836
225,397		HCP, Inc	6,478

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

92,366		Health Care REIT, Inc	$3,844
45,444		Healthcare Realty Trust, Inc	960
46,608		Hersha Hospitality Trust	144
54,288		Highwoods Properties, Inc	1,707
33,859	*	Hilltop Holdings, Inc	415
25,152		Home Properties, Inc	1,084
94,278		Hospitality Properties Trust	1,920
466,977		Host Marriott Corp	5,496
177,977		HRPT Properties Trust	1,338
53,550		Inland Real Estate Corp	469
6,800	*	Invesco Mortgage Capital, Inc	149
45,179		Investors Real Estate Trust	408
1,201,233		iShares Russell 3000 Index Fund	74,465
84,164	*	iStar Financial, Inc	256
33,316		Kilroy Realty Corp	924
287,050		Kimco Realty Corp	3,743
35,097		Kite Realty Group Trust	146
51,068		LaSalle Hotel Properties	1,004
67,140		Lexington Corporate Properties Trust	342
85,850		Liberty Property Trust	2,793
17,555		LTC Properties, Inc	422
66,428		Macerich Co	2,015
59,666		Mack-Cali Realty Corp	1,929
5,395		Main Street Capital Corp	77
70,910		Medical Properties Trust, Inc	554
215,519		MFA Mortgage Investments, Inc	1,716
21,993		Mid-America Apartment Communities, Inc	993
14,218		Mission West Properties, Inc	96
13,926		Monmouth Real Estate Investment Corp (Class A)	97
17,411		MVC Capital, Inc	153
21,615		National Health Investors, Inc	684
62,274		National Retail Properties, Inc	1,337
78,255		Nationwide Health Properties, Inc	2,425
63,283		NorthStar Realty Finance Corp	222
61,387		Omega Healthcare Investors, Inc	983
16,523		Parkway Properties, Inc	326
28,926		Pennsylvania Real Estate Investment Trust	220
124,741		Plum Creek Timber Co, Inc	3,822
36,066		Post Properties, Inc	649
30,602		Potlatch Corp	871
338,933		Prologis	4,040
40,446		Prospect Capital Corp	433
13,782		PS Business Parks, Inc	707
104,740		Public Storage, Inc	7,881
79,770		RAIT Investment Trust	235
11,548		Ramco-Gershenson Properties	103

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

79,144		Realty Income Corp	$2,030
59,452		Redwood Trust, Inc	922
60,874		Regency Centers Corp	2,255
15,662		Resource Capital Corp	85
6,560		Saul Centers, Inc	211
91,682		Senior Housing Properties Trust	1,752
185,818		Simon Property Group, Inc	12,901
58,802		SL Green Realty Corp	2,578
16,182		Sovran Self Storage, Inc	492
8,406	*	SRS Labs, Inc	61
31,300	*	Starwood Property Trust, Inc	634
55,726	*	Strategic Hotels & Resorts, Inc	144
12,790		Sun Communities, Inc	275
61,997		Sunstone Hotel Investors, Inc	440
31,091		Tanger Factory Outlet Centers, Inc	1,161
39,722		Taubman Centers, Inc	1,433
116,061		UDR, Inc	1,827
6,794		UMH Properties, Inc	55
10,285		Universal Health Realty Income Trust	335
19,529		Urstadt Biddle Properties, Inc (Class A)	285
64,991		U-Store-It Trust	406
21,439	*	Vantage Drilling Co	39
119,579		Ventas, Inc	4,604
221,694		Virgin Media, Inc	3,086
4,394	*	Virtus Investment Partners, Inc	69
117,477		Vornado Realty Trust	7,567
50,291		WABCO Holdings, Inc	1,056
16,401		Walter Investment Management Corp	263
44,612		Washington Real Estate Investment Trust	1,285
81,200		Weingarten Realty Investors	1,618
8,043		Winthrop Realty Trust	78

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	258,512

HOTELS AND OTHER LODGING PLACES - 0.30%
18,496		Ameristar Casinos, Inc	292
15,345	*	Bluegreen Corp	47
43,845		Boyd Gaming Corp	479
22,909		Choice Hotels International, Inc	712
28,655	*	Gaylord Entertainment Co	576
21,853	*	Great Wolf Resorts, Inc	78
9,907	*	Isle of Capri Casinos, Inc	117
231,262	*	Las Vegas Sands Corp	3,894
14,891		Marcus Corp	190
228,704		Marriott International, Inc (Class A)	6,310
162,281	*	MGM Mirage	1,954
8,692	*	Monarch Casino & Resort, Inc	94

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,393	*	Morgans Hotel Group Co	$78
67,477	*	Orient-Express Hotels Ltd (Class A)	777
11,051	*	Outdoor Channel Holdings, Inc	72
9,873	*	Red Lion Hotels Corp	57
142,945		Starwood Hotels & Resorts Worldwide, Inc	4,721
22,214	*	Vail Resorts, Inc	745
137,321		Wyndham Worldwide Corp	2,241
51,255	*	Wynn Resorts Ltd	3,633

		TOTAL HOTELS AND OTHER LODGING PLACES	27,067

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.80%
19,106	*	3PAR, Inc	211
8,853		Aaon, Inc	178
55,514		Actuant Corp (Class A)	892
72,519	*	AGCO Corp	2,004
4,490		Alamo Group, Inc	71
68,477	*	Allis-Chalmers Energy, Inc	299
18,705	*	Altra Holdings, Inc	209
8,632		Ampco-Pittsburgh Corp	230
1,031,365		Applied Materials, Inc	13,820
5,631	*	Argan, Inc	76
13,287	*	Astec Industries, Inc	338
46,778		Black & Decker Corp	2,164
13,787		Black Box Corp	346
35,059	*	Blount International, Inc	332
6,303	*	Bolt Technology Corp	79
39,839		Briggs & Stratton Corp	773
296,501	*	Brocade Communications Systems, Inc	2,330
52,087	*	Brooks Automation, Inc	403
57,569		Bucyrus International, Inc (Class A)	2,051
46,691		Carlisle Cos, Inc	1,583
8,145		Cascade Corp	218
463,840		Caterpillar, Inc	23,809
50,384	*	Cirrus Logic, Inc	280
25,795	*	Colfax Corp	274
12,813	*	Columbus McKinnon Corp	194
22,453	*	Cray, Inc	187
155,436		Cummins, Inc	6,965
34,757		Curtiss-Wright Corp	1,186
22,436	*	Cymer, Inc	872
325,976		Deere & Co	13,991
1,325,146	*	Dell, Inc	20,222
53,590		Diebold, Inc	1,765
59,606		Donaldson Co, Inc	2,064
142,965		Dover Corp	5,541
63,078	*	Dresser-Rand Group, Inc	1,960

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,541	*	Dril-Quip, Inc	$1,119
1,556,134	*	EMC Corp	26,517
581,708		Emerson Electric Co	23,315
65,177	*	Emulex Corp	671
37,016	*	Ener1, Inc	256
19,155	*	ENGlobal Corp	79
15,889	*	EnPro Industries, Inc	363
86,789	*	Entegris, Inc	430
89,895	*	Extreme Networks, Inc	252
10,864	*	Flanders Corp	56
26,655	*	Flow International Corp	69
43,431		Flowserve Corp	4,280
94,805	*	FMC Technologies, Inc	4,952
12,288	*	Fuel Tech, Inc	138
39,732	*	Gardner Denver, Inc	1,386
12,797		Gorman-Rupp Co	319
46,150		Graco, Inc	1,286
13,951		Graham Corp	217
8,903	*	Harbin Electric, Inc	150
1,845,368		Hewlett-Packard Co	87,119
3,857	*	Hurco Cos, Inc	66
61,072		IDEX Corp	1,707
18,659	*	Immersion Corp	80
48,048	*	Intermec, Inc	677
1,021,043		International Business Machines Corp	122,126
227,144		International Game Technology	4,879
14,156	*	Intevac, Inc	190
19,132	*	Isilon Systems, Inc	117
140,454		ITT Industries, Inc	7,325
145,696		Jabil Circuit, Inc	1,954
20,027		John Bean Technologies Corp	364
458,882		Johnson Controls, Inc	11,728
79,248		Joy Global, Inc	3,878
9,545	*	Kadant, Inc	116
25,319		Kaydon Corp	821
62,712		Kennametal, Inc	1,543
53,200	*	Kulicke & Soffa Industries, Inc	321
98,550	*	Lam Research Corp	3,366
35,025		Lennox International, Inc	1,265
62,766	*	Lexmark International, Inc (Class A)	1,352
10,010		Lindsay Manufacturing Co	394
11,534		Lufkin Industries, Inc	613
103,194		Manitowoc Co, Inc	977
10,825		Met-Pro Corp	105
60,518	*	Micros Systems, Inc	1,827
12,902	*	Middleby Corp	710

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,902		Modine Manufacturing Co	$231
3,910		Nacco Industries, Inc (Class A)	235
17,015	*	NATCO Group, Inc (Class A)	753
14,671	*	Natural Gas Services Group, Inc	259
36,296	*	Netezza Corp	408
28,803	*	Netgear, Inc	529
25,532		Nordson Corp	1,432
249,926		Northrop Grumman Corp	12,934
36,849	*	Oil States International, Inc	1,295
90,100		Pall Corp	2,908
128,085	*	Palm, Inc	2,233
5,898	*	PAR Technology Corp	38
159,153		Pitney Bowes, Inc	3,955
9,152	*	PMFG, Inc	118
6,528		Primoris Services Corp	47
134,455	*	Quantum Corp	169
25,143	*	Rackable Systems, Inc	169
305,563		Raytheon Co	14,658
19,019	*	RBC Bearings, Inc	444
7,282	*	Rimage Corp	124
40,886	*	Riverbed Technology, Inc	898
19,984		Robbins & Myers, Inc	469
21,125	*	Safeguard Scientifics, Inc	232
174,115	*	SanDisk Corp	3,778
16,514		Sauer-Danfoss, Inc	127
19,852	*	Scansource, Inc	562
49,874	*	Scientific Games Corp (Class A)	790
376,618		Seagate Technology, Inc	5,728
15,689	*	Semitool, Inc	133
19,250	*	Sigma Designs, Inc	280
37,552		SPX Corp	2,301
13,669		Standex International Corp	271
19,954	*	STEC, Inc	586
16,272	*	Super Micro Computer, Inc	138
8,956	*	T-3 Energy Services, Inc	176
10,545	*	Tecumseh Products Co (Class A)	119
16,656		Tennant Co	484
132,505	*	Teradata Corp	3,647
79,671	*	Terex Corp	1,652
213,323		Textron, Inc	4,049
74,143		Timken Co	1,737
27,554		Toro Co	1,096
6,504		Twin Disc, Inc	81
18,851	*	Ultratech, Inc	249
95,763	*	Varian Medical Systems, Inc	4,034
58,568	*	VeriFone Holdings, Inc	931

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,886		Watsco, Inc	$1,072
173,063	*	Western Digital Corp	6,322
46,214		Woodward Governor Co	1,121
46,516	*	Zebra Technologies Corp (Class A)	1,206

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	516,600

INSTRUMENTS AND RELATED PRODUCTS - 3.26%
15,924	*	Abaxis, Inc	426
27,756	*	Abiomed, Inc	270
26,489	*	Accuray, Inc	172
64,693	*	Affymetrix, Inc	568
263,023	*	Agilent Technologies, Inc	7,320
47,580	*	Align Technology, Inc	677
235,978		Allergan, Inc	13,393
18,953	*	Alphatec Holdings, Inc	87
55,114	*	American Medical Systems Holdings, Inc	933
7,436		American Science & Engineering, Inc	506
10,953		Analogic Corp	405
14,600	*	Anaren, Inc	248
18,523	*	Angiodynamics, Inc	255
10,519	*	Argon ST, Inc	200
12,864	*	Aspect Medical Systems, Inc	154
1,039		Atrion Corp	150
35,190	*	ATS Medical, Inc	94
11,864		Badger Meter, Inc	459
77,513		Bard (C.R.), Inc	6,093
468,584		Baxter International, Inc	26,713
53,391		Beckman Coulter, Inc	3,681
186,003		Becton Dickinson & Co	12,973
14,547	*	Bio-Rad Laboratories, Inc (Class A)	1,337
1,155,111	*	Boston Scientific Corp	12,233
12,772	*	Bovie Medical Corp	100
39,674	*	Bruker BioSciences Corp	423
12,419	*	Cantel Medical Corp	187
14,117	*	Cardiac Science Corp	56
18,454	*	CardioNet, Inc	124
139,063	*	CareFusion Corp	3,032
42,022	*	Cepheid, Inc	556
23,514	*	Clarient, Inc	99
17,122	*	Coherent, Inc	399
15,857		Cohu, Inc	215
22,053	*	Conmed Corp	423
34,815		Cooper Cos, Inc	1,035
10,023	*	Cutera, Inc	87
19,734	*	Cyberonics, Inc	315
5,493	*	Cynosure, Inc (Class A)	64

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

200,480		Danaher Corp	$13,495
17,304	*	Delcath Systems, Inc	85
114,341		Dentsply International, Inc	3,949
35,845	*	Depomed, Inc	157
34,877	*	DexCom, Inc	277
14,062	*	Dionex Corp	914
5,160	*	DXP Enterprises, Inc	58
209,804		Eastman Kodak Co	1,003
13,235	*	Electro-Optical Sciences, Inc	127
34,017	*	Endologix, Inc	211
11,853	*	EnteroMedics, Inc	57
20,938	*	ESCO Technologies, Inc	825
23,800	*	Esterline Technologies Corp	933
56,726	*	ev3, Inc	698
4,898	*	Exactech, Inc	77
12,851	*	FARO Technologies, Inc	221
27,915	*	FEI Co	688
8,200	*	FGX International Holdings Ltd	114
115,107	*	Flir Systems, Inc	3,220
38,173	*	Formfactor, Inc	913
35,908	*	Fossil, Inc	1,022
87,170		Garmin Ltd	3,290
19,914	*	Haemonetics Corp	1,118
22,869	*	Hanger Orthopedic Group, Inc	317
19,183	*	Harvard Bioscience, Inc	73
9,696	*	Herley Industries, Inc	127
48,016		Hillenbrand, Inc	978
196,639	*	Hologic, Inc	3,213
8,752	*	Home Diagnostics, Inc	59
11,395	*	ICU Medical, Inc	420
10,189	*	ICx Technologies, Inc	60
13,461	*	I-Flow Corp	153
20,867	*	II-VI, Inc	531
95,406	*	Illumina, Inc	4,055
20,469	*	Insulet Corp	230
14,613	*	Integra LifeSciences Holdings Corp	499
29,049	*	Intuitive Surgical, Inc	7,618
24,872		Invacare Corp	554
89,211	*	ION Geophysical Corp	314
12,955	*	IRIS International, Inc	146
25,003	*	ISTA Pharmaceuticals, Inc	112
30,263	*	Itron, Inc	1,941
30,992	*	Ixia	213
8,260	*	Kensey Nash Corp	239
129,604		Kla-Tencor Corp	4,648
50,517	*	Kopin Corp	242

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,705	*	K-Tron International, Inc	$162
10,929	*	KVH Industries, Inc	109
63,078	*	L-1 Identity Solutions, Inc	441
8,713	*	LaBarge, Inc	98
10,243	*	MAKO Surgical Corp	90
38,810	*	Masimo Corp	1,017
9,778	*	Measurement Specialties, Inc	100
9,627	*	Medical Action Industries, Inc	116
866,350		Medtronic, Inc	31,882
23,230	*	Merit Medical Systems, Inc	403
25,846	*	Mettler-Toledo International, Inc	2,341
10,806	*	Micrus Endovascular Corp	140
43,216	*	Millipore Corp	3,039
21,996		Mine Safety Appliances Co	605
35,548	*	MKS Instruments, Inc	686
12,667		Movado Group, Inc	184
13,932		MTS Systems Corp	407
44,405		National Instruments Corp	1,227
19,956	*	Natus Medical, Inc	308
10,524	*	Neogen Corp	340
27,910	*	Newport Corp	244
28,592	*	NuVasive, Inc	1,194
14,324	*	NxStage Medical, Inc	96
14,876	*	Orthofix International NV	437
57,344	*	Orthovita, Inc	252
2,713	*	OYO Geospace Corp	70
12,302	*	Palomar Medical Technologies, Inc	199
89,639		PerkinElmer, Inc	1,725
30,372	*	RAE Systems, Inc	33
57,773	*	Resmed, Inc	2,611
7,581	*	Rochester Medical Corp	91
109,405		Rockwell Automation, Inc	4,661
121,596		Rockwell Collins, Inc	6,177
11,197	*	Rockwell Medical Technologies, Inc	87
21,764	*	Rofin-Sinar Technologies, Inc	500
70,535		Roper Industries, Inc	3,596
20,900	*	Rudolph Technologies, Inc	155
11,900	*	Sirona Dental Systems, Inc	354
8,984	*	Somanetics Corp	145
15,050	*	SonoSite, Inc	398
21,581	*	Spectranetics Corp	138
267,316	*	St. Jude Medical, Inc	10,428
63,050	*	Star Scientific, Inc	59
16,786	*	Stereotaxis, Inc	75
44,141		STERIS Corp	1,344
261,364		Stryker Corp	11,874

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,149	*	Symmetry Medical, Inc	$344
9,221	*	Synovis Life Technologies, Inc	127
29,457		Techne Corp	1,843
27,519	*	Teledyne Technologies, Inc	990
132,428	*	Teradyne, Inc	1,225
323,853	*	Thermo Electron Corp	14,143
43,318	*	Thoratec Corp	1,311
9,073	*	Trans1, Inc	44
90,408	*	Trimble Navigation Ltd	2,162
2,357		Utah Medical Products, Inc	69
22,745	*	Varian, Inc	1,161
12,709	*	Vascular Solutions, Inc	105
27,373	*	Veeco Instruments, Inc	638
11,927	*	Vital Images, Inc	149
56,585	*	Vivus, Inc	591
37,127	*	Volcano Corp	624
75,249	*	Waters Corp	4,203
28,863	*	Wright Medical Group, Inc	515
662,878		Xerox Corp	5,131
4,290		Young Innovations, Inc	113
166,651	*	Zimmer Holdings, Inc	8,907
14,948	*	Zoll Medical Corp	322
12,959	*	Zygo Corp	88

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	292,099

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
214,863		AON Corp	8,743
79,596		Arthur J. Gallagher & Co	1,940
92,725		Brown & Brown, Inc	1,777
14,025	*	Crawford & Co (Class B)	62
248,928		Hartford Financial Services Group, Inc	6,597
5,396		Life Partners Holdings, Inc	97
403,530		Marsh & McLennan Cos, Inc	9,978
36,167	*	National Financial Partners Corp	315
5,996		White Mountains Insurance Group Ltd	1,841

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	31,350

INSURANCE CARRIERS - 3.41%
345,514		Aetna, Inc	9,616
361,124		Aflac, Inc	15,434
4,318	*	Alleghany Corp	1,119
37,855		Allied World Assurance Holdings Ltd	1,814
414,047		Allstate Corp	12,678
223,278		Ambac Financial Group, Inc	375
50,088		American Equity Investment Life Holding Co	352
65,151		American Financial Group, Inc	1,661

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

90,270		American International Group, Inc	$3,982
12,181		American National Insurance Co	1,038
10,925		American Physicians Capital, Inc	315
4,784		American Physicians Service Group, Inc	110
7,468	*	American Safety Insurance Holdings Ltd	118
40,065	*	AMERIGROUP Corp	888
13,065	*	Amerisafe, Inc	225
17,807		Amtrust Financial Services, Inc	203
40,979	*	Arch Capital Group Ltd	2,768
23,723	*	Argo Group International Holdings Ltd	799
65,046		Aspen Insurance Holdings Ltd	1,722
89,185		Assurant, Inc	2,859
80,379		Assured Guaranty Ltd	1,561
109,056		Axis Capital Holdings Ltd	3,291
4,897		Baldwin & Lyons, Inc (Class B)	115
30,114	*	Catalyst Health Solutions, Inc	878
31,767	*	Centene Corp	602
271,681		Chubb Corp	13,695
209,097		Cigna Corp	5,874
110,799		Cincinnati Financial Corp	2,880
32,879	*	Citizens, Inc (Class A)	208
19,762		CNA Financial Corp	477
16,018	*	CNA Surety Corp	259
150,674	*	Conseco, Inc	793
36,264		Delphi Financial Group, Inc (Class A)	821
9,364		Donegal Group, Inc (Class A)	145
6,304		Eastern Insurance Holdings, Inc	60
4,503		EMC Insurance Group, Inc	95
37,852		Employers Holdings, Inc	586
38,059		Endurance Specialty Holdings Ltd	1,388
4,920	*	Enstar Group Ltd	306
22,958		Erie Indemnity Co (Class A)	860
47,283		Everest Re Group Ltd	4,147
10,036		FBL Financial Group, Inc (Class A)	195
178,542		Fidelity National Title Group, Inc (Class A)	2,692
13,254	*	First Acceptance Corp	36
70,891		First American Corp	2,295
8,814		First Mercury Financial Corp	117
29,997		Flagstone Reinsurance Holdings Ltd	338
6,887	*	Fpic Insurance Group, Inc	231
375,490		Genworth Financial, Inc (Class A)	4,487
20,683	*	Greenlight Capital Re Ltd (Class A)	389
7,438	*	Hallmark Financial Services	60
39,385		Hanover Insurance Group, Inc	1,628
10,427		Harleysville Group, Inc	330
87,439		HCC Insurance Holdings, Inc	2,391

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

79,465	*	Health Net, Inc	$1,224
44,595	*	Healthspring, Inc	546
29,235		Horace Mann Educators Corp	408
129,169	*	Humana, Inc	4,818
3,952		Independence Holding Co	23
10,619		Infinity Property & Casualty Corp	451
2,078		Kansas City Life Insurance Co	65
142,951	*	Leucadia National Corp	3,534
234,409		Lincoln National Corp	6,074
249,975		Loews Corp	8,562
34,934		Maiden Holdings Ltd	254
7,460	*	Markel Corp	2,460
37,052		Max Re Capital Ltd	792
103,730	*	MBIA, Inc	805
42,189		Meadowbrook Insurance Group, Inc	312
4,134		Mercer Insurance Group, Inc	75
19,709		Mercury General Corp	713
445,372		Metlife, Inc	16,955
30,372	*	Metropolitan Health Networks, Inc	66
101,479	*	MGIC Investment Corp	752
10,923	*	Molina Healthcare, Inc	226
67,583		Montpelier Re Holdings Ltd	1,103
11,286		National Interstate Corp	198
1,551		National Western Life Insurance Co (Class A)	273
10,494	*	Navigators Group, Inc	577
4,145		NYMAGIC, Inc	72
13,097		Odyssey Re Holdings Corp	849
183,477		Old Republic International Corp	2,235
20,220		OneBeacon Insurance Group Ltd (Class A)	278
43,856		PartnerRe Ltd	3,374
113,193		Phoenix Cos, Inc	368
40,201		Platinum Underwriters Holdings Ltd	1,441
22,267	*	PMA Capital Corp (Class A)	127
76,047		PMI Group, Inc	323
13,808		Presidential Life Corp	143
32,274	*	Primus Guaranty Ltd	138
241,284		Principal Financial Group	6,609
24,934	*	ProAssurance Corp	1,301
524,349		Progressive Corp	8,694
65,519		Protective Life Corp	1,403
356,742		Prudential Financial, Inc	17,805
62,616		Radian Group, Inc	662
15,001	*	RadNet, Inc	39
55,702		Reinsurance Group of America, Inc (Class A)	2,484
47,432		RenaissanceRe Holdings Ltd	2,597
14,489		RLI Corp	765

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,778		Safety Insurance Group, Inc	$388
14,868	*	SeaBright Insurance Holdings, Inc	170
40,400		Selective Insurance Group, Inc	635
37,995		Stancorp Financial Group, Inc	1,534
9,480		State Auto Financial Corp	170
12,744		Stewart Information Services Corp	158
63,422		Torchmark Corp	2,754
31,083		Tower Group, Inc	758
20,330		Transatlantic Holdings, Inc	1,020
452,519		Travelers Cos, Inc	22,279
14,800	*	Triple-S Management Corp (Class B)	248
27,654	*	United America Indemnity Ltd (Class A)	204
17,338		United Fire & Casualty Co	310
919,116		UnitedHealth Group, Inc	23,014
32,289		Unitrin, Inc	629
23,233	*	Universal American Financial Corp	219
10,064		Universal Insurance Holdings, Inc	51
253,873		UnumProvident Corp	5,443
73,010		Validus Holdings Ltd	1,884
102,893		W.R. Berkley Corp	2,601
32,075	*	WellCare Health Plans, Inc	791
374,860	*	WellPoint, Inc	17,753
1,221		Wesco Financial Corp	397
262,310		XL Capital Ltd (Class A)	4,580
29,373		Zenith National Insurance Corp	908

		TOTAL INSURANCE CARRIERS	304,177

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
9,575	*	China Fire & Security Group, Inc	184
88,315	*	Corrections Corp of America	2,000
39,357	*	Geo Group, Inc	794

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,978

LEATHER AND LEATHER PRODUCTS - 0.13%
245,862		Coach, Inc	8,095
69,894	*	CROCS, Inc	465
16,862	*	Genesco, Inc	406
54,965	*	Iconix Brand Group, Inc	685
13,378	*	Steven Madden Ltd	492
34,829	*	Timberland Co (Class A)	485
5,214		Weyco Group, Inc	119
38,905		Wolverine World Wide, Inc	966

		TOTAL LEATHER AND LEATHER PRODUCTS	11,713

LEGAL SERVICES - 0.02%
39,169	*	FTI Consulting, Inc	1,669

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,085	*	Pre-Paid Legal Services, Inc	$360

		TOTAL LEGAL SERVICES	2,029

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
8,114	*	Emergency Medical Services Corp (Class A)	377

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	377

LUMBER AND WOOD PRODUCTS - 0.02%
8,518		American Woodmark Corp	165
9,014		Deltic Timber Corp	413
86,907	*	Louisiana-Pacific Corp	580
7,407		Skyline Corp	167
14,766		Universal Forest Products, Inc	582

		TOTAL LUMBER AND WOOD PRODUCTS	1,907

METAL MINING - 0.58%
37,679	*	Allied Nevada Gold Corp	369
100,443		Cleveland-Cliffs, Inc	3,250
58,283	*	Coeur d’Alene Mines Corp	1,195
317,147		Freeport-McMoRan Copper & Gold, Inc (Class B)	21,759
175,118	*	Hecla Mining Co	769
371,558		Newmont Mining Corp	16,356
50,856	*	Paramount Gold and Silver Corp	70
60,226	*	Patriot Coal Corp	708
45,043	*	Rosetta Resources, Inc	662
28,368		Royal Gold, Inc	1,294
19,857	*	ShengdaTech, Inc	126
135,177		Southern Copper Corp	4,149
30,773	*	Stillwater Mining Co	207
36,975	*	Uranerz Energy Corp	85
61,313	*	US Gold Corp	177

		TOTAL METAL MINING	51,176

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
16,319		Armstrong World Industries, Inc	562
4,923		Blyth, Inc	190
51,179		Callaway Golf Co	389
22,322		Daktronics, Inc	191
95,513		Hasbro, Inc	2,650
31,609	*	Intrepid Potash, Inc	746
19,429	*	Jakks Pacific, Inc	278
67,398		Jarden Corp	1,892
22,402	*	Leapfrog Enterprises, Inc	92
8,407		Marine Products Corp	46
276,921		Mattel, Inc	5,113
3,981		Oil-Dri Corp of America	58

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,785	*	RC2 Corp	$211
38,355	*	Shuffle Master, Inc	361
4,356	*	Steinway Musical Instruments, Inc	52

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	12,831

MISCELLANEOUS RETAIL - 1.55%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	51
15,331	*	ALLION HEALTHCARE,Inc	90
254,757	*	Amazon.com, Inc	23,783
28,636		Barnes & Noble, Inc	636
15,894		Big 5 Sporting Goods Corp	240
10,266	*	Blue Nile, Inc	638
5,600		Books-A-Million, Inc	67
41,091	*	Borders Group, Inc	128
10,668	*	Build-A-Bear Workshop, Inc	52
30,566	*	Cabela’s, Inc	408
22,738		Cash America International, Inc	686
44,420	*	CKX, Inc	298
46,768	*	Coldwater Creek, Inc	383
1,124,506		CVS Corp	40,189
65,848	*	Dick’s Sporting Goods, Inc	1,475
69,440	*	Dollar Tree, Inc	3,380
61,220	*	Drugstore.Com	149
36,390	*	Ezcorp, Inc (Class A)	497
10,172	*	Fuqi International, Inc	298
22,258	*	GSI Commerce, Inc	430
23,990	*	Hibbett Sports, Inc	437
30,139	*	HSN, Inc	491
19,736	*	Jo-Ann Stores, Inc	530
9,216	*	Kirkland’s, Inc	131
38,265	*	Marvel Entertainment, Inc	1,899
32,978		MSC Industrial Direct Co (Class A)	1,437
24,699		Nutri/System, Inc	377
212,310	*	Office Depot, Inc	1,405
62,128	*	OfficeMax, Inc	782
11,517	*	Overstock.com, Inc	169
6,868	*	PC Connection, Inc	37
7,784	*	PC Mall, Inc	53
96,494		Petsmart, Inc	2,099
32,399	*	Priceline.com, Inc	5,372
12,378		Pricesmart, Inc	232
445,462	*	Rite Aid Corp	731
15,239	*	Shutterfly, Inc	253
65,800		Signet Jewelers Ltd	1,733
12,380	*	Stamps.com, Inc	115
551,359		Staples, Inc	12,803

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,938		Systemax, Inc	$121
95,185		Tiffany & Co	3,667
768,070		Walgreen Co	28,780
22,988		World Fuel Services Corp	1,105
25,452	*	Zale Corp	182
12,255	*	Zumiez, Inc	201

		TOTAL MISCELLANEOUS RETAIL	139,020

MOTION PICTURES - 0.70%
10,098	*	Ascent Media Corp (Series A)	259
24,879	*	Avid Technology, Inc	351
8,632	*	Carmike Cinemas, Inc	87
21,687		Cinemark Holdings, Inc	225
215,450	*	Discovery Communications, Inc (Class C)	5,608
55,599	*	DreamWorks Animation SKG, Inc (Class A)	1,977
11,202	*	Gaiam, Inc (Class A)	78
77,604	*	Macrovision Solutions Corp	2,607
30,800		National CineMedia, Inc	523
1,754,168		News Corp (Class A)	21,032
60,087		Regal Entertainment Group (Class A)	740
7,217	*	Rentrak Corp	129
925,498		Time Warner, Inc	26,636
114,426	*	tw telecom inc (Class A)	1,539

		TOTAL MOTION PICTURES	61,791

NONDEPOSITORY INSTITUTIONS - 0.73%
36,918		Advance America Cash Advance Centers, Inc	207
234,563		American Capital Ltd	758
783,667		American Express Co	26,567
69,319	*	AmeriCredit Corp	1,095
125,597		Apollo Investment Corp	1,199
79,235		Ares Capital Corp	873
7,100		BlackRock Kelso Capital Corp	53
29,500	*	Boise, Inc	156
348,611		Capital One Financial Corp	12,457
210,135		CapitalSource, Inc	912
510,120		Chimera Investment Corp	1,949
300,540		CIT Group, Inc	364
16,600	*	CompuCredit Corp	78
6,526	*	Credit Acceptance Corp	210
12,000	*	Cypress Sharpridge Investments, Inc	170
410,534		Discover Financial Services	6,664
24,100	*	Doral Financial Corp	89
11,162	*	Encore Capital Group, Inc	150
2,603	*	ePlus, Inc	40
19,417		Financial Federal Corp	479

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,408	*	First Cash Financial Services, Inc	$315
43,239	*	First Marblehead Corp	95
15,921		Gladstone Investment Corp	77
145,433		GLG Partners, Inc	586
60,592	*	Heckmann Corp	278
24,455		Hercules Technology Growth Capital, Inc	240
17,512	*	Information Services Group, Inc	70
8,511		Kohlberg Capital Corp	51
73,976		Lender Processing Services, Inc	2,824
50,285	*	MCG Capital Corp	211
9,981		Medallion Financial Corp	83
20,441	*	Mercadolibre, Inc	786
13,901	*	Nelnet, Inc (Class A)	173
9,384	*	NewStar Financial, Inc	31
12,077		NGP Capital Resources Co	88
44,117	*	Ocwen Financial Corp	499
13,973		PennantPark Investment Corp	113
11,300	*	Pennymac Mortgage Investment Trust	225
41,814	*	PHH Corp	829
359,310	*	SLM Corp	3,133
2,846		Student Loan Corp	132
20,926		TICC Capital Corp	105
4,417	*	Tree.com, Inc	33
5,712		Triangle Capital Corp	70
12,929	*	World Acceptance Corp	326

		TOTAL NONDEPOSITORY INSTITUTIONS	65,843

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
18,209		AMCOL International Corp	417
28,828	*	Cardium Therapeutics, Inc	47
24,755		Compass Minerals International, Inc	1,525
71,059	*	General Moly, Inc	224
1,357	*	United States Lime & Minerals, Inc	49
96,370		Vulcan Materials Co	5,211

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,473

OIL AND GAS EXTRACTION - 4.61%
384,959		Anadarko Petroleum Corp	24,149
259,278		Apache Corp	23,810
6,580		APCO Argentina, Inc	151
6,556	*	Approach Resources, Inc	60
30,327	*	Arena Resources, Inc	1,077
29,218		Atlas America, Inc	791
28,046	*	ATP Oil & Gas Corp	502
41,974	*	Atwood Oceanics, Inc	1,480
226,115		Baker Hughes, Inc	9,646

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

22,381	*	Basic Energy Services, Inc	$190
33,452		Berry Petroleum Co (Class A)	896
29,418	*	Bill Barrett Corp	965
222,479		BJ Services Co	4,323
62,158	*	Boots & Coots, Inc	100
64,224	*	Brigham Exploration Co	583
18,177	*	Bronco Drilling Co, Inc	119
78,361		Cabot Oil & Gas Corp	2,801
38,620	*	Cal Dive International, Inc	382
165,256	*	Cameron International Corp	6,250
25,047	*	Carrizo Oil & Gas, Inc	613
59,090	*	Cheniere Energy, Inc	173
480,033		Chesapeake Energy Corp	13,633
63,993		Cimarex Energy Co	2,772
3,369	*	Clayton Williams Energy, Inc	101
19,751	*	CNX Gas Corp	606
51,350	*	Complete Production Services, Inc	580
34,810	*	Comstock Resources, Inc	1,395
58,293	*	Concho Resources, Inc	2,117
10,428	*	Contango Oil & Gas Co	532
24,174	*	Continental Resources, Inc	947
5,233	*	CREDO Petroleum Corp	53
7,528	*	Dawson Geophysical Co	206
154,398	*	Delta Petroleum Corp	270
190,838	*	Denbury Resources, Inc	2,887
343,722		Devon Energy Corp	23,144
54,180		Diamond Offshore Drilling, Inc	5,175
41,811	*	Encore Acquisition Co	1,564
81,717	*	Endeavour International Corp	99
25,675	*	Energy Recovery, Inc	149
109,809		ENSCO International, Inc	4,671
193,149		EOG Resources, Inc	16,130
100,116		Equitable Resources, Inc	4,265
108,518	*	EXCO Resources, Inc	2,028
48,293	*	Exterran Holdings, Inc	1,146
85,352	*	Forest Oil Corp	1,670
24,931	*	FX Energy, Inc	81
4,904	*	Geokinetics, Inc	104
4,145	*	Georesources, Inc	46
79,950	*	Global Industries Ltd	760
18,774	*	GMX Resources, Inc	295
20,317	*	Goodrich Petroleum Corp	524
18,897	*	Gulfport Energy Corp	165
692,454		Halliburton Co	18,780
29,621	*	Harvest Natural Resources, Inc	152
81,706	*	Helix Energy Solutions Group, Inc	1,224

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

80,380		Helmerich & Payne, Inc	$3,177
78,293	*	Hercules Offshore, Inc	384
823	*	Isramco, Inc	108
6,902		Kayne Anderson Energy Development Co	91
95,985	*	Key Energy Services, Inc	835
78,626	*	Mariner Energy, Inc	1,115
59,567	*	McMoRan Exploration Co	450
215,656	*	Nabors Industries Ltd	4,507
322,909	*	National Oilwell Varco, Inc	13,927
101,507	*	Newfield Exploration Co	4,320
64,229	*	Newpark Resources, Inc	206
134,061		Noble Energy, Inc	8,843
23,157	*	Northern Oil And Gas, Inc	195
626,943		Occidental Petroleum Corp	49,153
42,236	*	Oceaneering International, Inc	2,397
140,208	*	Oilsands Quest, Inc	158
5,367		Panhandle Oil and Gas, Inc (Class A)	115
27,407	*	Parallel Petroleum Corp	87
96,030	*	Parker Drilling Co	524
119,282		Patterson-UTI Energy, Inc	1,801
35,015		Penn Virginia Corp	802
231,356	*	PetroHawk Energy Corp	5,601
16,488	*	Petroleum Development Corp	308
59,203	*	Petroquest Energy, Inc	384
35,470	*	Pioneer Drilling Co	260
87,460		Pioneer Natural Resources Co	3,174
107,013	*	Plains Exploration & Production Co	2,960
12,071	*	PowerSecure International, Inc	82
132,232	*	Pride International, Inc	4,025
94,219	*	Quicksilver Resources, Inc	1,337
120,004		Range Resources Corp	5,923
31,629	*	Rex Energy Corp	264
86,005		Rowan Cos, Inc	1,984
23,456		RPC, Inc	246
923,559		Schlumberger Ltd	55,045
15,473	*	SEACOR Holdings, Inc	1,263
8,815	*	Seahawk Drilling, Inc	274
167,369		Smith International, Inc	4,803
265,788	*	Southwestern Energy Co	11,344
49,539		St. Mary Land & Exploration Co	1,608
36,323	*	Stone Energy Corp	592
23,906	*	Sulphco, Inc	33
59,956	*	Superior Energy Services	1,350
11,230	*	Superior Well Services, Inc	109
28,903	*	Swift Energy Co	684
49,984	*	Syntroleum Corp	135

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

61,137	*	Tetra Technologies, Inc	$592
9,895	*	TGC Industries, Inc	48
39,644		Tidewater, Inc	1,867
11,158		Toreador Resources Corp	111
10,127	*	Union Drilling, Inc	77
31,837	*	Unit Corp	1,313
50,557		Vaalco Energy, Inc	233
20,033	*	Venoco, Inc	231
26,306		W&T Offshore, Inc	308
37,871	*	Warren Resources, Inc	112
38,900	*	Whiting Petroleum Corp	2,240
30,921	*	Willbros Group, Inc	471
447,189		XTO Energy, Inc	18,478
9,112	*	Zion Oil & Gas, Inc	89

		TOTAL OIL AND GAS EXTRACTION	410,485

PAPER AND ALLIED PRODUCTS - 0.47%
84,337		Bemis Co	2,185
26,323	*	Buckeye Technologies, Inc	282
38,005	*	Cenveo, Inc	263
32,513	*	Domtar Corporation	1,145
35,119		Glatfelter	403
104,801	*	Graphic Packaging Holding Co	242
25,049		Greif, Inc (Class A)	1,379
334,155		International Paper Co	7,427
13,461	*	Kapstone Paper and Packaging Corp	110
320,456		Kimberly-Clark Corp	18,900
130,827		MeadWestvaco Corp	2,918
17,978		Neenah Paper, Inc	212
3,565	*	Orchids Paper Products Co	71
77,673		Packaging Corp of America	1,585
28,437		Rock-Tenn Co (Class A)	1,340
14,072		Schweitzer-Mauduit International, Inc	765
76,538		Sonoco Products Co	2,108
81,476		Temple-Inland, Inc	1,338
29,954		Wausau Paper Corp	300

		TOTAL PAPER AND ALLIED PRODUCTS	42,973

PERSONAL SERVICES - 0.15%
101,777		Cintas Corp	3,086
22,900	*	Coinstar, Inc	755
3,696		CPI Corp	46
15,088		G & K Services, Inc (Class A)	334
264,974		H&R Block, Inc	4,870
20,449		Jackson Hewitt Tax Service, Inc	104
8,861	*	Mac-Gray Corp	96

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

44,951		Regis Corp	$696
68,023	*	Sally Beauty Holdings, Inc	484
187,277		Service Corp International	1,313
11,970	*	Steiner Leisure Ltd	428
9,989		Unifirst Corp	444
26,680		Weight Watchers International, Inc	732

		TOTAL PERSONAL SERVICES	13,388

PETROLEUM AND COAL PRODUCTS - 5.37%
9,171		Alon USA Energy, Inc	91
56,052		Ashland, Inc	2,423
1,547,157		Chevron Corp	108,966
1,145,344		ConocoPhillips	51,724
21,762	*	CVR Energy, Inc	271
7,530		Delek US Holdings, Inc	65
3,766,182	c	Exxon Mobil Corp	258,397
80,549		Frontier Oil Corp	1,121
162,929	*	Gran Tierra Energy, Inc	678
54,162	*	Headwaters, Inc	210
224,623		Hess Corp	12,008
32,029		Holly Corp	821
545,101		Marathon Oil Corp	17,389
146,325		Murphy Oil Corp	8,424
7,327		Quaker Chemical Corp	161
95,510	*	SandRidge Energy, Inc	1,238
89,404		Sunoco, Inc	2,544
104,460		Tesoro Corp	1,565
432,322		Valero Energy Corp	8,383
40,621		Walter Industries, Inc	2,439
11,564		WD-40 Co	328
34,300	*	Western Refining, Inc	221

		TOTAL PETROLEUM AND COAL PRODUCTS	479,467

PIPELINES, EXCEPT NATURAL GAS - 0.11%
498,076		Spectra Energy Corp	9,434

		TOTAL PIPELINES, EXCEPT NATURAL GAS	9,434

PRIMARY METAL INDUSTRIES - 0.87%
83,997		AK Steel Holding Corp	1,657
752,363		Alcoa, Inc	9,872
75,088		Allegheny Technologies, Inc	2,627
36,981		Belden CDT, Inc	854
14,781	*	Brush Engineered Materials, Inc	362
34,840		Carpenter Technology Corp	815
38,600	*	Century Aluminum Co	361
72,244	*	CommScope, Inc	2,162

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,200,532		Corning, Inc	$18,380
15,305		Encore Wire Corp	342
10,195	*	Fushi Copperweld, Inc	86
40,791	*	General Cable Corp	1,597
27,239	*	General Steel Holdings, Inc	106
20,138		Gibraltar Industries, Inc	267
8,302	*	Haynes International, Inc	264
24,699	*	Horsehead Holding Corp	289
42,693		Hubbell, Inc (Class B)	1,793
24,024		Matthews International Corp (Class A)	850
39,317	*	Metalico, Inc	164
27,916		Mueller Industries, Inc	666
8,845	*	Northwest Pipe Co	297
242,591		Nucor Corp	11,404
9,331		Olympic Steel, Inc	268
108,069		Precision Castparts Corp	11,009
23,200	*	RTI International Metals, Inc	578
16,575		Schnitzer Steel Industries, Inc (Class A)	883
165,292		Steel Dynamics, Inc	2,536
17,419		Texas Industries, Inc	731
61,371		Titanium Metals Corp	589
24,156		Tredegar Corp	350
109,614		United States Steel Corp	4,864
4,623	*	Universal Stainless & Alloy	84
60,823	*	Uranium Energy Corp	179
46,555		Worthington Industries, Inc	647

		TOTAL PRIMARY METAL INDUSTRIES	77,933

PRINTING AND PUBLISHING - 0.31%
49,506	*	ACCO Brands Corp	357
34,915		American Greetings Corp (Class A)	779
59,879		Belo (A.H.) Corp (Class A)	324
23,523		Bowne & Co, Inc	181
16,074	*	China Information Security Technology, Inc	89
8,210	*	Consolidated Graphics, Inc	205
6,267		Courier Corp	95
5,480		CSS Industries, Inc	108
23,101	*	Dolan Media Co	277
41,847		Dun & Bradstreet Corp	3,152
17,307		Ennis, Inc	279
21,197		EW Scripps Co (Class A)	159
177,581		Gannett Co, Inc	2,222
33,505		Harte-Hanks, Inc	463
30,975		John Wiley & Sons, Inc (Class A)	1,077
51,243		Journal Communications, Inc (Class A)	189
19,558	*	Martha Stewart Living Omnimedia, Inc (Class A)	122

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

243,949		McGraw-Hill Cos, Inc	$6,133
26,535		Meredith Corp	794
76,747	*	MSCI, Inc (Class A)	2,273
5,947		Multi-Color Corp	92
81,235		New York Times Co (Class A)	660
12,663	*	Playboy Enterprises, Inc (Class B)	38
31,380		Primedia, Inc	79
157,353		R.R. Donnelley & Sons Co	3,345
10,767		Schawk, Inc (Class A)	126
17,418		Scholastic Corp	424
10,680		Standard Register Co	63
40,793	*	Valassis Communications, Inc	729
4,829		Washington Post Co (Class B)	2,261

		TOTAL PRINTING AND PUBLISHING	27,095

RAILROAD TRANSPORTATION - 0.75%
203,576		Burlington Northern Santa Fe Corp	16,251
302,220		CSX Corp	12,651
28,715	*	Genesee & Wyoming, Inc (Class A)	871
69,698	*	Kansas City Southern Industries, Inc	1,846
283,076		Norfolk Southern Corp	12,203
389,389		Union Pacific Corp	22,722

		TOTAL RAILROAD TRANSPORTATION	66,544

REAL ESTATE - 0.09%
181,348	*	CB Richard Ellis Group, Inc (Class A)	2,128
20,046	*	China Housing & Land Development, Inc	77
4,977		Consolidated-Tomoka Land Co	191
20,453		DuPont Fabros Technology, Inc	273
84,802		Forest City Enterprises, Inc (Class A)	1,134
29,389	*	Forestar Real Estate Group, Inc	505
8,800	*	Government Properties Income Trust	211
32,173		Jones Lang LaSalle, Inc	1,524
19,220	*	LoopNet, Inc	174
13,593	*	Reading International, Inc	56
70,149	*	St. Joe Co	2,043
68,986		Stewart Enterprises, Inc (Class A)	361

		TOTAL REAL ESTATE	8,677

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.16%
21,213		A. Schulman, Inc	423
5,113	*	AEP Industries, Inc	204
43,609		Cooper Tire & Rubber Co	767
9,928	*	Deckers Outdoor Corp	842
183,380	*	Goodyear Tire & Rubber Co	3,123
10,182	*	Metabolix, Inc	105

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

211,403		Newell Rubbermaid, Inc	$3,317
120,927		Sealed Air Corp	2,375
23,839	*	Skechers U.S.A., Inc (Class A)	409
25,932		Spartech Corp	279
27,247		Titan International, Inc	242
13,203	*	Trex Co, Inc	240
48,152		Tupperware Corp	1,922
26,348		West Pharmaceutical Services, Inc	1,070

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	15,318

SECURITY AND COMMODITY BROKERS - 2.55%
195,486		Ameriprise Financial, Inc	7,102
15,421		BlackRock, Inc	3,344
40,153	*	Broadpoint Securities Group, Inc	335
110,905		Broadridge Financial Solutions, Inc	2,229
16,951		Calamos Asset Management, Inc (Class A)	221
736,490		Charles Schwab Corp	14,104
51,280		CME Group, Inc	15,804
12,285		Cohen & Steers, Inc	295
1,420		Diamond Hill Investment Group, Inc	82
12,546		Duff & Phelps Corp	240
1,133,585	*	E*Trade Financial Corp	1,984
89,258		Eaton Vance Corp	2,498
6,384		Epoch Holding Corp	56
6,807		Evercore Partners, Inc (Class A)	199
20,447	*	FBR Capital Markets Corp	121
16,378	*	FCStone Group, Inc	79
69,691		Federated Investors, Inc (Class B)	1,838
22,257		Fifth Street Finance Corp	243
116,839		Franklin Resources, Inc	11,754
6,584		GAMCO Investors, Inc (Class A)	301
54,396		GFI Group, Inc	393
387,874		Goldman Sachs Group, Inc	71,505
15,750		Greenhill & Co, Inc	1,411
31,233	*	Interactive Brokers Group, Inc (Class A)	621
56,042	*	IntercontinentalExchange, Inc	5,447
3,172	*	International Assets Holding Corp	52
318,717		Invesco Ltd	7,254
33,274	*	Investment Technology Group, Inc	929
137,373		Janus Capital Group, Inc	1,948
89,727	*	Jefferies Group, Inc	2,443
11,011		JMP Group, Inc	106
26,819	*	KBW, Inc	864
70,728	*	Knight Capital Group, Inc (Class A)	1,538
37,720	*	LaBranche & Co, Inc	128
58,754		Lazard Ltd (Class A)	2,427

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

123,819		Legg Mason, Inc	$3,842
21,429	*	MarketAxess Holdings, Inc	258
79,055	*	MF Global Ltd	575
1,051,651		Morgan Stanley	32,475
14,941	*	Morningstar, Inc	726
103,270	*	Nasdaq Stock Market, Inc	2,174
199,986		NYSE Euronext	5,778
7,363		Oppenheimer Holdings, Inc	179
30,987		optionsXpress Holdings, Inc	535
15,186	*	Penson Worldwide, Inc	148
15,010	*	Piper Jaffray Cos	716
9,591	*	Pzena Investment Management, Inc (Class A)	78
75,031		Raymond James Financial, Inc	1,747
8,937		Sanders Morris Harris Group, Inc	53
95,014		SEI Investments Co	1,870
23,214	*	Stifel Financial Corp	1,274
19,558		SWS Group, Inc	282
196,716		T Rowe Price Group, Inc	8,990
203,909	*	TD Ameritrade Holding Corp	4,001
98	m	Teton Advisors, Inc	0	^
15,283	*	Thomas Weisel Partners Group, Inc	82
8,114		US Global Investors, Inc (Class A)	100
800		Value Line, Inc	25
65,258		Waddell & Reed Financial, Inc (Class A)	1,857
3,869		Westwood Holdings Group, Inc	134

		TOTAL SECURITY AND COMMODITY BROKERS	227,794

SOCIAL SERVICES - 0.00%**
15,384	*	Capital Senior Living Corp	94
8,598	*	Providence Service Corp	100
19,452	*	Res-Care, Inc	276

		TOTAL SOCIAL SERVICES	470

SPECIAL TRADE CONTRACTORS - 0.09%
2,319		Alico, Inc	68
23,315	*	AsiaInfo Holdings, Inc	466
17,483		Chemed Corp	767
28,901		Comfort Systems USA, Inc	335
32,076	*	Dycom Industries, Inc	395
50,074	*	EMCOR Group, Inc	1,267
32,339	*	Insituform Technologies, Inc (Class A)	619
10,880	*	Integrated Electrical Services, Inc	88
13,874	*	Layne Christensen Co	445
151,377	*	Quanta Services, Inc	3,350

		TOTAL SPECIAL TRADE CONTRACTORS	7,800

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

STONE, CLAY, AND GLASS PRODUCTS - 0.61%
537,532		3M Co	$39,669
25,458		Apogee Enterprises, Inc	382
18,135	*	Cabot Microelectronics Corp	632
15,540		CARBO Ceramics, Inc	801
33,735		Eagle Materials, Inc	964
105,796		Gentex Corp	1,497
34,691		Martin Marietta Materials, Inc	3,194
65,642	*	Owens Corning, Inc	1,474
128,673	*	Owens-Illinois, Inc	4,748
23,708	*	US Concrete, Inc	41
32,462	*	USG Corp	558

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	53,960

TEXTILE MILL PRODUCTS - 0.04%
23,047		Albany International Corp (Class A)	447
38,561		Interface, Inc (Class A)	320
42,112	*	Mohawk Industries, Inc	2,008
10,106		Oxford Industries, Inc	199

		TOTAL TEXTILE MILL PRODUCTS	2,974

TOBACCO PRODUCTS - 1.33%
1,598,895		Altria Group, Inc	28,476
115,699		Fortune Brands, Inc	4,973
130,094		Lorillard, Inc	9,666
1,516,441		Philip Morris International, Inc	73,911
19,118		Universal Corp	800
30,746		Vector Group Ltd	479

		TOTAL TOBACCO PRODUCTS	118,305

TRANSPORTATION BY AIR - 0.46%
7,464	*	Air Methods Corp	243
43,342	*	Air Transport Services Group, Inc	150
94,997	*	Airtran Holdings, Inc	594
28,857	*	Alaska Air Group, Inc	773
12,958	*	Allegiant Travel Co	494
216,466	*	AMR Corp	1,721
13,153	*	Atlas Air Worldwide Holdings, Inc	420
22,421	*	Bristow Group, Inc	666
106,996	*	Continental Airlines, Inc (Class B)	1,759
23,678		Copa Holdings S.A. (Class A)	1,053
591,250	*	Delta Air Lines, Inc	5,298
240,889		FedEx Corp	18,119
53,091	*	Hawaiian Holdings, Inc	439
195,814	*	JetBlue Airways Corp	1,171
9,723	*	PHI, Inc	197

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,015	*	Republic Airways Holdings, Inc	$215
45,222		Skywest, Inc	750
564,735		Southwest Airlines Co	5,421
108,820		UAL Corp	1,003
104,971	*	US Airways Group, Inc	493

		TOTAL TRANSPORTATION BY AIR	40,979

TRANSPORTATION EQUIPMENT - 2.26%
15,857		A.O. Smith Corp	604
29,552	*	AAR Corp	648
9,735	*	Aerovironment, Inc	273
42,925		American Axle & Manufacturing Holdings, Inc	304
7,032		American Railcar Industries, Inc	75
15,097	*	Amerigon, Inc (Class A)	111
57,384		ArvinMeritor, Inc	449
14,702	*	ATC Technology Corp	291
64,693		Autoliv, Inc	2,174
74,030	*	BE Aerospace, Inc	1,491
560,698		Boeing Co	30,363
73,449		Brunswick Corp	880
38,932		Clarcor, Inc	1,221
18,024	*	Cogo Group, Inc	110
90,258	*	Dana Holding Corp	615
7,682	*	Dorman Products, Inc	115
7,637		Ducommun, Inc	144
13,635	*	Federal Mogul Corp (Class A)	165
34,017		Federal Signal Corp	245
56,935	*	Force Protection, Inc	311
2,409,234	*	Ford Motor Co	17,370
8,920		Freightcar America, Inc	217
10,861	*	Fuel Systems Solutions, Inc	391
42,477	*	GenCorp, Inc	228
266,969		General Dynamics Corp	17,246
7,281	*	GenTek, Inc	277
124,310		Genuine Parts Co	4,731
95,802		Goodrich Corp	5,206
12,975		Greenbrier Cos, Inc	152
17,217		Group 1 Automotive, Inc	462
182,315		Harley-Davidson, Inc	4,193
61,544		Harsco Corp	2,179
18,067		Heico Corp	783
574,706		Honeywell International, Inc	21,351
21,747		Kaman Corp	478
6,398	*	LMI Aerospace, Inc	64
245,905		Lockheed Martin Corp	19,200
7,280	*	Miller Industries, Inc	80

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,845	*	Navistar International Corp	$1,790
44,747	*	Orbital Sciences Corp	670
68,619		Oshkosh Truck Corp	2,122
280,865		Paccar, Inc	10,591
24,262		Polaris Industries, Inc	989
5,233		Portec Rail Products, Inc	50
30,024		Spartan Motors, Inc	154
82,916	*	Spirit Aerosystems Holdings, Inc (Class A)	1,497
11,969	*	Standard Motor Products, Inc	182
17,715		Superior Industries International, Inc	252
39,420	*	Tenneco, Inc	514
28,300		Thor Industries, Inc	876
4,238	*	Todd Shipyards Corp	70
32,065	*	TransDigm Group, Inc	1,597
61,064		Trinity Industries, Inc	1,050
13,981		Triumph Group, Inc	671
41,773	*	TRW Automotive Holdings Corp	700
647,236		United Technologies Corp	39,437
38,351		Westinghouse Air Brake Technologies Corp	1,439
24,826	*	Winnebago Industries, Inc	365
10,178	*	Wonder Auto Technology, Inc	122

		TOTAL TRANSPORTATION EQUIPMENT	200,335

TRANSPORTATION SERVICES - 0.19%
14,656		Ambassadors Group, Inc	229
131,545		CH Robinson Worldwide, Inc	7,596
8,003	*	Dynamex, Inc	131
163,062		Expeditors International Washington, Inc	5,732
35,663		GATX Corp	997
28,305	*	Hub Group, Inc (Class A)	647
26,504	*	Interval Leisure Group, Inc	331
20,000	*	Orbitz Worldwide, Inc	124
26,631		Pacer International, Inc	103
7,904	*	Universal Travel Group	102
81,226		UTI Worldwide, Inc	1,176

		TOTAL TRANSPORTATION SERVICES	17,168

TRUCKING AND WAREHOUSING - 0.44%
19,331		Arkansas Best Corp	579
16,346	*	Celadon Group, Inc	185
37,901		Con-way, Inc	1,452
22,919		Forward Air Corp	531
39,254		Heartland Express, Inc	565
66,499		J.B. Hunt Transport Services, Inc	2,137
40,073		Landstar System, Inc	1,525
14,139	*	Marten Transport Ltd	241

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,283	*	Old Dominion Freight Line	$648
1,137	*	Patriot Transportation Holding, Inc	86
9,635	*	Saia, Inc	155
535,324		United Parcel Service, Inc (Class B)	30,230
3,884		Universal Truckload Services, Inc	64
5,744	*	USA Truck, Inc	73
31,101		Werner Enterprises, Inc	579
66,066	*	YRC Worldwide, Inc	294

		TOTAL TRUCKING AND WAREHOUSING	39,344

WATER TRANSPORTATION - 0.26%
30,756		Alexander & Baldwin, Inc	987
8,786	*	American Commercial Lines, Inc	256
338,303		Carnival Corp	11,258
38,961		DHT Maritime, Inc	146
51,764	*	Eagle Bulk Shipping, Inc	266
39,564		Frontline Ltd	925
20,776		Genco Shipping & Trading Ltd	432
37,255		General Maritime Corp	288
24,752		Golar LNG Ltd	274
19,461	*	Gulfmark Offshore, Inc	637
23,837		Horizon Lines, Inc (Class A)	151
18,746	*	Hornbeck Offshore Services, Inc	517
4,290		International Shipholding Corp	132
41,752	*	Kirby Corp	1,536
11,975		Knightsbridge Tankers Ltd	156
32,302		Nordic American Tanker Shipping	956
28,315	*	Odyssey Marine Exploration, Inc	53
18,001		Overseas Shipholding Group, Inc	673
100,520	*	Royal Caribbean Cruises Ltd	2,421
34,031		Ship Finance International Ltd	418
10,426	*	TBS International Ltd (Class A)	91
32,878		Teekay Corp	719
9,000		Teekay Tankers Ltd (Class A)	75
18,066	*	Ultrapetrol Bahamas Ltd	89

		TOTAL WATER TRANSPORTATION	23,456

WHOLESALE TRADE-DURABLE GOODS - 0.36%
18,766		Agilysys, Inc	124
30,894		Applied Industrial Technologies, Inc	654
92,479	*	Arrow Electronics, Inc	2,603
34,240		Barnes Group, Inc	585
35,044	*	Beacon Roofing Supply, Inc	560
88,459		BorgWarner, Inc	2,676
8,096	*	Cardtronics, Inc	63
11,808		Castle (A.M.) & Co	117

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

8,056	*	Chindex International, Inc	$101
4,580		Communications Systems, Inc	53
25,681	*	Conceptus, Inc	476
14,464	*	DemandTec, Inc	128
18,652	*	Digi International, Inc	159
16,941	*	Drew Industries, Inc	367
4,502		Eastern Co	72
21,300	*	Emdeon, Inc	345
12,096	*	Hansen Medical, Inc	42
12,024		Houston Wire & Cable Co	133
124,256	*	Ingram Micro, Inc (Class A)	2,094
34,716	*	Insight Enterprises, Inc	424
23,318	*	Interline Brands, Inc	393
42,424		Knight Transportation, Inc	712
3,000		Lawson Products, Inc	52
107,267	*	LKQ Corp	1,989
11,350	*	MedAssets, Inc	256
19,916	*	Merge Healthcare, Inc	82
8,104	*	MWI Veterinary Supply, Inc	324
32,272		Owens & Minor, Inc	1,460
77,203	*	Patterson Cos, Inc	2,105
37,199		PEP Boys - Manny Moe & Jack	363
38,375		Pool Corp	853
47,208	*	PSS World Medical, Inc	1,031
48,117		Reliance Steel & Aluminum Co	2,048
53,265		Solera Holdings, Inc	1,657
6,849		Sport Supply Group, Inc	70
38,960	*	Tech Data Corp	1,621
10,213	*	Titan Machinery, Inc	128
29,444	*	TomoTherapy, Inc	127
27,050	*	Tyler Technologies, Inc	462
48,076		W.W. Grainger, Inc	4,296
32,103	*	WESCO International, Inc	925
11,292	*	West Marine, Inc	89
3,600	*	Willis Lease Finance Corp	49

		TOTAL WHOLESALE TRADE-DURABLE GOODS	32,868

WHOLESALE TRADE-NONDURABLE GOODS - 0.60%
17,815		Aceto Corp	118
62,264		Airgas, Inc	3,011
31,521	*	Akorn, Inc	43
68,179	*	Alliance One International, Inc	305
49,159		Allscripts Healthcare Solutions, Inc	996
13,080		Andersons, Inc	460
51,120	*	Bare Escentuals, Inc	608
31,488	*	BioScrip, Inc	213

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,314	*	BMP Sunstone Corp	$79
70,721		Brown-Forman Corp (Class B)	3,410
278,126		Cardinal Health, Inc	7,454
39,921	*	Central European Distribution Corp	1,308
9,887	*	Clearwater Paper Corp	409
7,034	*	Core-Mark Holding Co, Inc	201
136,917	*	Dean Foods Co	2,436
90,528	*	Endo Pharmaceuticals Holdings, Inc	2,049
33,010	*	Fresh Del Monte Produce, Inc	746
26,566	*	Green Mountain Coffee Roasters, Inc	1,962
30,203	*	Hain Celestial Group, Inc	579
69,753	*	Henry Schein, Inc	3,830
48,187		Herbalife Ltd	1,578
6,203		Kenneth Cole Productions, Inc (Class A)	62
19,366		K-Swiss, Inc (Class A)	170
16,187	*	LSB Industries, Inc	252
45,303		Men’s Wearhouse, Inc	1,120
24,388		Myers Industries, Inc	263
10,977		Nash Finch Co	300
38,826		Nu Skin Enterprises, Inc (Class A)	719
9,998	*	Perry Ellis International, Inc	160
9,325		Schiff Nutrition International, Inc	49
14,249	*	School Specialty, Inc	338
18,527		Spartan Stores, Inc	262
14,223	*	Synutra International, Inc	195
458,524		Sysco Corp	11,394
77,583		Terra Industries, Inc	2,690
27,432	*	Tractor Supply Co	1,329
33,743	*	United Natural Foods, Inc	807
18,197	*	United Stationers, Inc	865
6,399		Valhi, Inc	78
13,192	*	Volcom, Inc	217
15,316		Zep, Inc	249
12,850	*	Zhongpin, Inc	189

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	53,503

		TOTAL COMMON STOCKS	8,886,397

		(Cost $8,573,525)

RIGHTS / WARRANTS 0.00%**
EATING AND DRINKING PLACES 0.00%
2,604		Krispy Kreme Doughnuts, Inc	0	^

		TOTAL EATING AND DRINKING PLACES	0	^

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT TERM INVESTMENTS - 0.02%

U.S. TREASURY BILLS - 0.02%
$1,400,000	United States Treasury Bill	0.000%	10/15/09	$1,400

	TOTAL U.S. TREASURY BILLS			1,400

	TOTAL SHORT-TERM INVESTMENTS			1,400

	(Cost $1,400)

	TOTAL PORTFOLIO - 99.67%			8,887,797
	(Cost $8,574,925)
	OTHER ASSETS AND LIABILITIES, NET - 0.33%			29,859

	NET ASSETS - 100.00%			$8,917,656

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000.
c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $1,702,077.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

At September 30, 2009, the net unrealized appreciation on investment was $312,871,951, consisting of gross unrealized appreciation of $1,911,303,288 and gross unrealized depreciation of $(1,598,431,337).

Open Futures Contracts	Number of Contracts	Market Value	Expiration Date	Unrealized Appreciation

E-mini Russell 2000 Index	30	$1,809,000	December 2009	$21,476
E-mini S&P 400 Mid-Cap Index	26	1,791,920	December 2009	20,871
E-mini S&P 500 Index	274	14,424,730	December 2009	164,187

				$206,534

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BONDS - 98.62%

CORPORATE BONDS - 29.28%

AGENCY SECURITIES - 2.46%
$ 34,000,000	p	Citigroup Funding, Inc	2.000%	3/30/2012	Aaa	$34,373
40,000,000	p	Citigroup Funding, Inc	1.880	10/22/2012	Aaa	40,077
12,000,000	p	Citigroup Funding, Inc	2.250	12/10/2012	Aaa	12,162
61,500,000	p	General Electric Capital Corp	2.250	3/12/2012	Aaa	62,610
37,400,000	p	General Electric Capital Corp	2.200	6/8/2012	Aaa	37,978
61,800,000	p	GMAC, Inc	2.200	12/19/2012	Aaa	62,460

		TOTAL AGENCY SECURITIES				249,660

AMUSEMENT AND RECREATION SERVICES - 0.19%
2,000,000	g	Ameristar Casinos, Inc	9.250	6/1/2014	B2	2,075
2,175,000	g	Peninsula Gaming LLC	8.380	8/15/2015	Ba2	2,175
1,000,000	g	Penn National Gaming, Inc	8.750	8/15/2019	B1	1,003
2,000,000		Speedway Motorsports, Inc	6.750	6/1/2013	Ba2	1,975
3,750,000		Walt Disney Co	5.700	7/15/2011	A2	4,014
7,825,000		Walt Disney Co	4.500	12/15/2013	A2	8,351

		TOTAL AMUSEMENT AND RECREATION SERVICES				19,593

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
2,150,000		Home Depot, Inc	5.250	12/16/2013	Baa1	2,291
3,900,000		Home Depot, Inc	5.880	12/16/2036	Baa1	3,784
1,850,000		Lowe’s Cos, Inc	8.250	6/1/2010	A1	1,942

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				8,017

BUSINESS SERVICES - 0.39%
2,000,000		Ceridian Corp	11.250	11/15/2015	Caa2	1,792
3,250,000		Daimler Finance North America LLC	5.880	3/15/2011	A3	3,373
7,400,000		Daimler Finance North America LLC	5.750	9/8/2011	A3	7,772
4,500,000		Hanarotelecom, Inc	7.000	2/1/2012	Baa3	4,624
3,970,000		Interpublic Group of Cos, Inc	6.250	11/15/2014	Ba3	3,757
1,000,000		Iron Mountain, Inc	7.750	1/15/2015	B2	1,008
840,000		Iron Mountain, Inc	8.380	8/15/2021	B2	865
4,190,000		Lamar Media Corp	7.250	1/1/2013	B2	4,122
375,000		Lamar Media Corp	6.630	8/15/2015	B2	343
1,500,000		Lender Processing Services, Inc	8.130	7/1/2016	Ba2	1,560
3,100,000		Oracle Corp	4.950	4/15/2013	A2	3,355
3,925,000		Oracle Corp	3.750	7/8/2014	A2	4,078
2,310,000		Sungard Data Systems, Inc	10.250	8/15/2015	Caa1	2,356

		TOTAL BUSINESS SERVICES				39,005

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

CHEMICALS AND ALLIED PRODUCTS - 1.11%
$ 1,550,000		Abbott Laboratories	5.600%	5/15/2011	A1	$1,659
4,600,000		Air Products & Chemicals, Inc	4.150	2/1/2013	A2	4,800
6,630,000		Air Products & Chemicals, Inc	4.380	8/21/2019	A2	6,771
1,000,000		Amgen, Inc	5.850	6/1/2017	A3	1,100
2,500,000		Amgen, Inc	6.400	2/1/2039	A3	2,866
1,570,000		Clorox Co	5.450	10/15/2012	Baa2	1,683
3,175,000		Colgate-Palmolive Co	3.150	8/5/2015	Aa2	3,256
9,400,000		Eli Lilly & Co	3.550	3/6/2012	A1	9,844
2,325,000		Eli Lilly & Co	5.950	11/15/2037	A1	2,644
7,575,000		GlaxoSmithKline Capital, Inc	5.650	5/15/2018	A1	8,298
3,760,000		GlaxoSmithKline Capital, Inc	6.380	5/15/2038	A1	4,433
4,000,000		Johnson & Johnson	5.850	7/15/2038	Aaa	4,502
10,500,000		Novartis Capital Corp	4.130	2/10/2014	Aa2	11,088
10,000,000		Pfizer, Inc	4.450	3/15/2012	Aa2	10,622
7,150,000		Pfizer, Inc	6.200	3/15/2019	Aa2	8,059
7,100,000		Potash Corp of Saskatchewan, Inc	4.880	3/30/2020	Baa1	7,093
5,050,000		Praxair, Inc	5.250	11/15/2014	A2	5,597
9,275,000		Procter & Gamble Co	4.600	1/15/2014	Aa3	9,964
4,975,000		Procter & Gamble Co	5.550	3/5/2037	Aa3	5,357
3,225,000		Schering-Plough Corp	6.550	9/15/2037	Baa1	3,912

		TOTAL CHEMICALS AND ALLIED PRODUCTS				113,548

COAL MINING - 0.03%
1,000,000	g	Arch Coal, Inc	8.750	8/1/2016	B1	1,030
2,000,000		Peabody Energy Corp	7.380	11/1/2016	Ba1	2,020

		TOTAL COAL MINING				3,050

COMMUNICATIONS - 2.99%
2,400,000		America Movil SAB de C.V.	6.130	11/15/2037	A3	2,425
3,000,000		AT&T Corp	7.300	11/15/2011	A2	3,323
4,650,000		AT&T, Inc	4.950	1/15/2013	A2	4,958
2,000,000		AT&T, Inc	6.150	9/15/2034	A2	2,044
7,475,000		AT&T, Inc	6.500	9/1/2037	A2	8,032
7,650,000		AT&T, Inc	6.550	2/15/2039	A2	8,340
2,570,000	g	Axtel SAB de C.V.	9.000	9/22/2019	Ba2	2,609
13,125,000		BellSouth Corp	5.200	9/15/2014	A2	14,210
14,950,000	g	Cellco Partnership	3.750	5/20/2011	A2	15,424
10,725,000	g	Cellco Partnership	5.550	2/1/2014	A2	11,590
15,600,000	g	Cellco Partnership	8.500	11/15/2018	A2	19,480
1,011,000		Comcast Cable Communications Holdings, Inc	8.380	3/15/2013	Baa1	1,174
2,125,000		Comcast Corp	5.650	6/15/2035	Baa1	2,055
2,750,000		Comcast Corp	6.500	11/15/2035	Baa1	2,930
3,500,000		Comcast Corp	6.550	7/1/2039	Baa1	3,740
2,000,000	g	Cricket Communications, Inc	7.750	5/15/2016	Ba2	2,030
1,455,000	g	CSC Holdings, Inc	8.500	4/15/2014	Ba3	1,528
4,000,000		Deutsche Telekom International Finance BV	8.750	6/15/2030	Baa1	5,180
3,875,000	g	DirecTV Holdings LLC	4.750	10/1/2014	Ba2	3,875
4,740,000		DirecTV Holdings LLC	7.630	5/15/2016	Ba2	5,072
11,650,000	g	DirecTV Holdings LLC	5.880	10/1/2019	Ba2	11,577
2,000,000	g	DISH DBS Corp	7.880	9/1/2019	Ba3	2,020
3,200,000		France Telecom S.A.	7.750	3/1/2011	A3	3,465
3,825,000		France Telecom S.A.	5.380	7/8/2019	A3	4,068
2,000,000		Frontier Communications Corp	8.250	5/1/2014	Ba2	2,060
1,500,000		Grupo Televisa S.A.	6.000	5/15/2018	Baa1	1,507
1,150,000		GTE Corp	6.840	4/15/2018	Baa1	1,253
3,000,000	g	Intelsat Subsidiary Holding Co Ltd	8.880	1/15/2015	B3	3,038

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 2,000,000		MetroPCS Wireless, Inc	9.250%	11/1/2014	B2	$2,045
4,000,000		New Cingular Wireless Services, Inc	7.880	3/1/2011	A2	4,341
4,750,000		New Cingular Wireless Services, Inc	8.750	3/1/2031	A2	6,292
3,000,000		Qwest Communications International, Inc	7.250	2/15/2011	Ba3	3,041
4,500,000		Qwest Corp	8.880	3/15/2012	Ba1	4,736
500,000		Rogers Cable, Inc	6.750	3/15/2015	Baa2	562
2,500,000		Rogers Wireless, Inc	8.000	12/15/2012	Baa3	2,569
2,000,000	g	SBA Telecommunications, Inc	8.000	8/15/2016	Ba2	2,045
4,500,000		Sprint Capital Corp	8.750	3/15/2032	Ba2	4,253
1,225,000		Sprint Nextel Corp	6.000	12/1/2016	Ba2	1,093
3,075,000		Telecom Italia Capital S.A.	6.180	6/18/2014	Baa2	3,336
6,300,000		Telecom Italia Capital S.A.	4.950	9/30/2014	Baa2	6,519
2,825,000		Telecom Italia Capital S.A.	7.000	6/4/2018	Baa2	3,122
5,975,000		Telecom Italia Capital S.A.	7.180	6/18/2019	Baa2	6,667
4,800,000		Telefonica Emisiones SAU	5.880	7/15/2019	Baa1	5,215
4,500,000	g	Telemar Norte Leste S.A.	9.500	4/23/2019	Baa2	5,378
5,495,000		Time Warner Cable, Inc	6.200	7/1/2013	Baa2	5,986
9,000,000		Time Warner Cable, Inc	5.850	5/1/2017	Baa2	9,489
6,075,000		Time Warner Cable, Inc	6.750	7/1/2018	Baa2	6,711
7,100,000		Time Warner Cable, Inc	8.750	2/14/2019	Baa2	8,747
9,675,000		Time Warner Cable, Inc	8.250	4/1/2019	Baa2	11,694
5,550,000		Verizon Communications, Inc	4.350	2/15/2013	A3	5,835
2,905,000		Verizon Communications, Inc	8.750	11/1/2018	A3	3,629
5,550,000		Verizon Communications, Inc	6.350	4/1/2019	A3	6,129
2,900,000		Verizon Communications, Inc	6.400	2/15/2038	A3	3,099
6,975,000		Verizon Communications, Inc	8.950	3/1/2039	A3	9,556
6,500,000		Verizon Virginia, Inc	4.630	3/15/2013	Baa1	6,752
3,875,000		Viacom, Inc	4.380	9/15/2014	Baa3	3,957
1,635,000		Viacom, Inc	6.130	10/5/2017	Baa3	1,751
2,000,000		Vodafone Group plc	5.000	12/16/2013	Baa1	2,133
3,100,000		Vodafone Group plc	4.150	6/10/2014	Baa1	3,183
3,800,000		Vodafone Group plc	5.380	1/30/2015	Baa1	4,072

		TOTAL COMMUNICATIONS				302,944

DEPOSITORY INSTITUTIONS - 6.09%
2,550,000		American Express Co	7.000	3/19/2018	A3	2,805
5,125,000		American Express Co	8.130	5/20/2019	A3	6,061
4,500,000	g	Banco Bradesco S.A.	6.750	9/29/2019	Baa2	4,641
28,000,000	p	Bank of America Corp	2.380	6/22/2012	Aaa	28,551
3,050,000		Bank of America Corp	4.900	5/1/2013	A2	3,127
4,850,000		Bank of America Corp	7.380	5/15/2014	A2	5,396
8,525,000		Bank of America Corp	6.000	9/1/2017	A2	8,625
5,725,000		Bank of America Corp	5.750	12/1/2017	A2	5,715
3,850,000		Bank of America Corp	7.630	6/1/2019	A2	4,338
18,550,000		Bank of America NA	5.300	3/15/2017	A1	17,795
5,700,000		Bank of New York Mellon Corp	4.300	5/15/2014	Aa2	6,036
4,125,000		Bank of New York Mellon Corp	5.450	5/15/2019	Aa2	4,459
4,250,000		Bank One Corp	5.250	1/30/2013	A1	4,489
3,750,000		Barclays Bank plc	5.200	7/10/2014	Aa3	3,961
1,250,000	i	BB&T Capital Trust IV	6.820	6/12/2057	A2	1,013
6,000,000		BB&T Corp	3.850	7/27/2027	A1	6,189
7,500,000		Capital One Bank USA NA	8.800	7/15/2019	A3	8,670
5,000,000		Capital One Capital V	10.250	8/15/2039	Baa2	5,525
5,150,000		Capital One Financial Corp	5.700	9/15/2011	Baa1	5,380
4,000,000	p	CitiBank NA	1.380	8/10/2011	Aaa	4,014
3,250,000		Citigroup, Inc	5.100	9/29/2011	A3	3,342
45,500,000	p	Citigroup, Inc	2.130	4/30/2012	Aaa	46,143

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 7,375,000		Citigroup, Inc	5.300%	10/17/2012	A3	$7,609
6,655,000		Citigroup, Inc	5.000	9/15/2014	Baa1	6,333
2,250,000		Citigroup, Inc	5.500	10/15/2014	A3	2,247
4,525,000		Citigroup, Inc	6.130	5/15/2018	A3	4,456
7,875,000		Citigroup, Inc	8.500	5/22/2019	A3	8,890
7,575,000		Citigroup, Inc	6.880	3/5/2038	A3	7,598
3,825,000		Citigroup, Inc	8.130	7/15/2039	A3	4,282
8,550,000		Credit Suisse	5.000	5/15/2013	Aa1	9,049
8,250,000		Credit Suisse	5.500	5/1/2014	Aa1	8,865
8,000,000		Credit Suisse	5.300	8/13/2019	Aa1	8,203
45,000,000	g	Depfa ACS Bank	5.130	3/16/2037	Aa2	33,895
3,500,000		Deutsche Bank AG.	4.880	5/20/2013	Aa1	3,728
3,500,000		Golden West Financial Corp	4.750	10/1/2012	A1	3,598
7,000,000		HSBC Bank USA NA	4.630	4/1/2014	A1	7,225
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/2049	A3	2,351
2,100,000		HSBC Holdings plc	6.500	9/15/2037	A1	2,271
3,600,000	i	ING Groep NV	5.780	12/30/2049	Ba1	2,304
1,000,000		JPMorgan Chase & Co	7.880	6/15/2010	A1	1,045
50,000,000	p	JPMorgan Chase & Co	3.130	12/1/2011	Aaa	51,881
4,500,000		JPMorgan Chase & Co	4.500	1/15/2012	Aa3	4,699
15,000,000	p	JPMorgan Chase & Co	2.130	12/26/2012	Aaa	15,201
5,500,000		JPMorgan Chase & Co	5.750	1/2/2013	A1	5,870
7,000,000		JPMorgan Chase & Co	3.700	1/20/2015	Aa3	6,938
9,770,000		JPMorgan Chase & Co	6.000	1/15/2018	Aa3	10,486
11,525,000		JPMorgan Chase & Co	6.300	4/23/2019	Aa3	12,582
3,025,000		JPMorgan Chase & Co	6.400	5/15/2038	Aa3	3,387
10,000,000	p	KeyBank NA	3.200	6/15/2012	Aaa	10,423
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/1/2021	A3	3,445
10,000,000	p	New York Community Bank	3.000	12/16/2011	Aaa	10,296
12,750,000		Northern Trust Corp	4.630	5/1/2014	A1	13,567
5,500,000	g	Principal Life Global Funding I	5.130	10/15/2013	Aa3	5,577
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/2049	Aa2	6,003
10,000,000	p	Regions Bank	3.250	12/9/2011	Aaa	10,403
4,500,000	g	Shinhan Bank	6.000	6/29/2012	A2	4,726
6,500,000	p	Sovereign Bank	2.750	1/17/2012	Aaa	6,690
39,000,000	p	State Street Corp	2.150	4/30/2012	Aaa	39,616
6,350,000		State Street Corp	4.300	5/30/2014	A1	6,672
2,000,000		Union Bank of California NA	5.950	5/11/2016	A3	1,989
15,000,000	p	US Bancorp	2.250	3/13/2012	Aaa	15,278
5,000,000		US Bank NA	4.950	10/30/2014	Aa2	5,364
8,275,000		Wachovia Bank NA	4.800	11/1/2014	Aa3	8,398
2,050,000		Wachovia Bank NA	5.850	2/1/2037	Aa3	1,983
5,125,000		Wachovia Corp	5.300	10/15/2011	A1	5,430
2,975,000		Wachovia Corp	5.500	5/1/2013	A1	3,183
3,530,000		Wells Fargo & Co	5.300	8/26/2011	A1	3,727
18,400,000	p	Wells Fargo & Co	2.130	6/15/2012	Aaa	18,664
10,650,000		Wells Fargo Bank NA	4.750	2/9/2015	Aa3	10,799
3,000,000		Zions Bancorporation	7.750	9/23/2014	Baa3	2,685

		TOTAL DEPOSITORY INSTITUTIONS				616,186

ELECTRIC, GAS, AND SANITARY SERVICES - 2.60%
2,550,000	g	Abu Dhabi National Energy Co	6.250	9/16/2019	Aa2	2,569
2,400,000	g	AES Corp	8.750	5/15/2013	Ba3	2,445
2,250,000		AGL Capital Corp	5.250	8/15/2019	Baa1	2,309
2,000,000		AGL Capital Corp	6.000	10/1/2034	Baa1	2,018
8,435,000		Alliant Energy Corp	1.000	10/15/2014	Baa1	8,457
5,500,000		Atmos Energy Corp	8.500	3/15/2019	Baa2	6,790

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 4,500,000		Carolina Power & Light Co	5.130%	9/15/2013	A1	$4,867
4,750,000		Carolina Power & Light Co	5.300	1/15/2019	A1	5,144
2,750,000		Carolina Power & Light Co	5.700	4/1/2035	A1	2,951
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	3/1/2014	Baa1	2,387
4,250,000		CenterPoint Energy Resources Corp	7.880	4/1/2013	Baa3	4,786
3,550,000		CenterPoint Energy Resources Corp	6.250	2/1/2037	Baa3	3,415
4,200,000		Commonweatlh Edison Co	5.900	3/15/2036	Baa1	4,464
2,750,000		Connecticut Light & Power Co	5.500	2/1/2019	A2	2,977
3,500,000		Consolidated Natural Gas Co	6.250	11/1/2011	Baa2	3,774
4,250,000		Consolidated Natural Gas Co	5.000	12/1/2014	Baa2	4,503
3,975,000		Dominion Resources, Inc	5.200	8/15/2019	Baa2	4,127
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/2013	A1	7,899
11,500,000		Duke Energy Corp	3.950	9/15/2014	Baa2	11,670
12,280,000	g	Enel Finance International S.A.	3.880	10/7/2014	A2	12,281
12,950,000	g	Enel Finance International S.A.	5.130	10/7/2019	A2	12,951
5,375,000		Energy Transfer Partners LP	9.000	4/15/2019	Baa3	6,463
4,000,000	g	FirstEnergy Solutions Corp	4.800	2/16/2015	Baa2	4,110
4,000,000	g	FirstEnergy Solutions Corp	6.050	8/15/2021	Baa2	4,133
1,860,000		Florida Power & Light Co	4.850	2/1/2013	Aa2	1,986
8,000,000		Florida Power & Light Co	5.960	4/1/2039	Aa2	9,112
3,500,000		Florida Power Corp	4.500	6/1/2010	A1	3,585
2,000,000		Florida Power Corp	6.400	6/15/2038	A1	2,366
5,000,000		Georgia Power Co	5.950	2/1/2039	A2	5,586
5,000,000		Indiana Michigan Power Co	7.000	3/15/2019	Baa2	5,762
1,000,000	g	Kansas Gas & Electric	6.700	6/15/2019	Baa1	1,145
2,815,000		Kinder Morgan Energy Partners LP	5.850	9/15/2012	Baa2	3,033
1,150,000		Kinder Morgan Energy Partners LP	5.630	2/15/2015	Baa2	1,234
2,825,000		Kinder Morgan Energy Partners LP	9.000	2/1/2019	Baa2	3,423
3,850,000		Kinder Morgan Energy Partners LP	6.500	9/1/2039	Baa2	3,916
5,000,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	6/17/2014	A2	5,319
2,092,000		Mirant North America LLC	7.380	12/31/2013	B1	2,082
4,000,000		National Fuel Gas Co	5.250	3/1/2013	Baa1	4,083
2,800,000		Nevada Power Co	6.500	8/1/2018	Baa3	3,063
3,500,000		Nevada Power Co	6.650	4/1/2036	Baa3	3,815
3,250,000		NiSource Finance Corp	10.750	3/15/2016	Baa3	3,821
2,000,000		NRG Energy, Inc	7.250	2/1/2014	B1	1,965
4,075,000		ONEOK Partners LP	5.900	4/1/2012	Baa2	4,293
5,250,000		Pacific Gas & Electric Co	8.250	10/15/2018	A3	6,671
4,090,000		Pacific Gas & Electric Co	6.250	3/1/2039	A3	4,679
2,750,000		Pacificorp	6.000	1/15/2039	A2	3,079
6,750,000		PG&E Corp	5.750	4/1/2014	Baa1	7,370
750,000		Potomac Electric Power Co	7.900	12/15/2038	A3	1,003
3,825,000		Progress Energy, Inc	7.050	3/15/2019	Baa2	4,454
2,000,000		Public Service Co of Colorado	7.880	10/1/2012	A2	2,324
2,825,000		Public Service Co of Colorado	4.880	3/1/2013	A2	2,975
2,500,000		Public Service Co of Colorado	5.500	4/1/2014	A2	2,736
2,640,000		Public Service Electric & Gas Co	5.300	5/1/2018	A2	2,826
2,250,000		Puget Sound Energy, Inc	6.270	3/15/2037	Baa1	2,445
3,920,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	6.750	9/30/2019	Aa2	4,395
2,000,000		Sabine Pass LNG LP	7.250	11/30/2013	B2	1,785
2,100,000		San Diego Gas & Electric Co	6.000	6/1/2039	Aa3	2,405
2,750,000		Southern California Edison Co	6.000	1/15/2034	A1	3,113
2,000,000		Spectra Energy Capital LLC	6.250	2/15/2013	Baa2	2,144
2,600,000		Veolia Environnement	5.250	6/3/2013	A3	2,726
4,500,000		Virginia Electric and Power Co	4.750	3/1/2013	Baa1	4,735
3,000,000		Wisconsin Electric Power Co	5.630	5/15/2033	A1	3,194

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				262,138

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.36%
$ 3,838,000		Analog Devices, Inc	5.000%	7/1/2014	A3	$4,032
4,650,000	g	BAE Systems Holdings, Inc	6.400	12/15/2011	Baa2	4,979
3,130,000	g	Empresas Publicas de Medellin ESP	7.630	7/29/2019	Baa3	3,388
3,300,000		General Electric Co	5.250	12/6/2017	Aa2	3,387
1,550,000		Koninklijke Philips Electronics NV	6.880	3/11/2038	A3	1,812
4,150,000		L-3 Communications Corp	7.630	6/15/2012	Ba2	4,207
2,255,000	g	L-3 Communications Corp	5.200	10/15/2019	Baa2	2,261
4,225,000		Nokia OYJ	5.380	5/15/2019	A1	4,497
2,190,000		Tyco International Finance S.A.	4.130	10/15/2014	Baa1	2,203
5,600,000		Whirlpool Corp	8.000	5/1/2012	Baa3	6,045

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				36,811

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.04%
4,500,000	g	National Agricultural Cooperative Federation	5.000	9/30/2014	A2	4,539

		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL				4,539

FABRICATED METAL PRODUCTS - 0.07%
1,015,000		Ball Corp	7.130	9/1/2016	Ba1	1,035
355,000		Ball Corp	7.380	9/1/2019	Ba1	360
1,875,000		CRH America, Inc	6.950	3/15/2012	Baa1	2,009
2,000,000		Crown Cork & Seal Co, Inc	8.000	4/15/2023	B2	1,900
2,000,000	g	Silgan Holdings, Inc	7.250	8/15/2016	Ba3	2,020

		TOTAL FABRICATED METAL PRODUCTS				7,324

FOOD AND KINDRED PRODUCTS - 0.68%
6,400,000		Bottling Group LLC	6.950	3/15/2014	Aa2	7,458
3,225,000		Bottling Group LLC	5.130	1/15/2019	A2	3,437
2,750,000		Bunge Ltd	8.500	6/15/2019	Baa2	3,170
4,000,000		Coca-Cola Enterprises, Inc	4.250	3/1/2015	A3	4,230
1,200,000		Coca-Cola Enterprises, Inc	4.500	8/15/2019	A3	1,234
3,000,000		ConAgra Foods, Inc	5.880	4/15/2014	Baa2	3,293
3,698,000		Dr Pepper Snapple Group, Inc	6.820	5/1/2018	Baa3	4,204
2,500,000	g	Foster’s Finance Corp	4.880	10/1/2014	Baa2	2,590
3,850,000		General Mills, Inc	5.250	8/15/2013	Baa1	4,189
6,000,000		General Mills, Inc	5.650	2/15/2019	Baa1	6,498
3,400,000		Kraft Foods, Inc	6.500	8/11/2017	Baa2	3,678
2,530,000		Kraft Foods, Inc	6.130	2/1/2018	Baa2	2,681
4,000,000		Kraft Foods, Inc	6.500	11/1/2031	Baa2	4,163
6,350,000		PepsiAmericas, Inc	5.750	7/31/2012	Baa1	6,977
625,000		PepsiAmericas, Inc	4.380	2/15/2014	Baa1	652
3,175,000		PepsiCo, Inc	7.900	11/1/2018	Aa2	4,009
5,000,000		Reynolds American, Inc	6.500	7/15/2010	Baa3	5,143
1,000,000	g	Smithfield Foods, Inc	10.000	7/15/2014	Ba3	1,050

		TOTAL FOOD AND KINDRED PRODUCTS				68,656

FOOD STORES - 0.20%
3,800,000		Delhaize Group	6.500	6/15/2017	Baa3	4,137
3,800,000		Delhaize Group S.A.	5.880	2/1/2014	Baa3	4,092
2,000,000		Ingles Markets, Inc	8.880	5/15/2017	B1	2,050
2,500,000		Kroger Co	6.800	4/1/2011	Baa2	2,677

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 1,600,000		Kroger Co	6.400%	8/15/2017	Baa2	$1,770
775,000		Kroger Co	6.800	12/15/2018	Baa2	883
1,600,000		Safeway, Inc	5.000	8/15/2019	Baa2	1,636
1,750,000		Stater Brothers Holdings	8.130	6/15/2012	B2	1,759
880,000		Stater Brothers Holdings	7.750	4/15/2015	B2	854

		TOTAL FOOD STORES				19,858

FOREIGN GOVERNMENT BONDS - 0.10%
10,000,000		Province of Ontario Canada	4.000	10/7/2019	Aa1	9,993

		TOTAL FOREIGN GOVERNMENT BONDS				9,993

FURNITURE AND HOME FURNISHINGS STORES - 0.02%
2,000,000		GSC Holdings Corp	8.000	10/1/2012	Ba1	2,065

		TOTAL FURNITURE AND HOME FURNISHINGS STORES				2,065

GENERAL BUILDING CONTRACTORS - 0.04%
3,715,000	g	Corp GEO SAB de C.V.	8.880	9/25/2014	Ba3	3,901

		TOTAL GENERAL BUILDING CONTRACTORS				3,901

GENERAL MERCHANDISE STORES - 0.14%
1,925,000		TJX Cos, Inc	6.950	4/15/2019	A3	2,260
875,000		Wal-Mart Stores, Inc	3.000	2/3/2014	Aa2	888
3,750,000		Wal-Mart Stores, Inc	5.250	9/1/2035	Aa2	3,755
6,125,000		Wal-Mart Stores, Inc	6.200	4/15/2038	Aa2	6,971

		TOTAL GENERAL MERCHANDISE STORES				13,874

HEALTH SERVICES - 0.19%
2,750,000	g	Apria Healthcare Group, Inc	11.250	11/1/2014	Ba2	2,956
2,000,000		Community Health Systems	8.880	7/15/2015	B3	2,050
2,000,000		DaVita, Inc	6.630	3/15/2013	B1	1,980
2,250,000		Express Scripts, Inc	7.250	6/15/2019	Baa3	2,643
5,259,000	o	HCA, Inc	9.630	11/15/2016	B2	5,469
3,500,000		Quest Diagnostics, Inc	6.400	7/1/2017	Baa3	3,806

		TOTAL HEALTH SERVICES				18,904

HOLDING AND OTHER INVESTMENT OFFICES - 0.36%
1,380,000		BHP Billiton Finance Ltd	5.400	3/29/2017	A1	1,491
2,220,000		Boston Properties LP	6.250	1/15/2013	Baa2	2,305
1,525,000		Brandywine Operating Partnership LP	7.500	5/15/2015	Baa3	1,526
1,525,000		Brandywine Operating Partnership LP	5.700	5/1/2017	Baa3	1,373
5,000,000		Brookfield Asset Management, Inc	7.130	6/15/2012	Baa2	5,050
1,835,000		Developers Diversified Realty Corp	9.630	3/15/2016	Baa3	1,841
700,000		Duke Realty LP	5.630	8/15/2011	Baa2	708
1,485,000		Duke Realty LP	7.380	2/15/2015	Baa2	1,532
1,505,000		Duke Realty LP	8.250	8/15/2019	Baa2	1,571
255,000		Federal Realty Investment Trust	5.650	6/1/2016	Baa1	242
1,600,000		Highwoods Properties, Inc	5.850	3/15/2017	Ba1	1,409
840,000		Kimco Realty Corp	5.700	5/1/2017	Baa1	786
1,480,000		Mack-Cali Realty Corp	7.750	8/15/2019	Baa2	1,525
125,000		National Retail Properties, Inc	6.880	10/15/2017	Baa2	115
725,000	g	PPF Funding, Inc	5.350	4/15/2012	Baa1	613
625,000		ProLogis	5.500	4/1/2012	Baa2	618
1,500,000		ProLogis	5.500	3/1/2013	Baa2	1,423
385,000		ProLogis	5.750	4/1/2016	Baa2	344
1,540,000		ProLogis	5.630	11/15/2016	Baa2	1,382

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 1,375,000		ProLogis	6.630%	5/15/2018	Baa2	$1,270
2,325,000		Realty Income Corp	5.950	9/15/2016	Baa1	2,229
2,325,000		Regency Centers LP	5.250	8/1/2015	Baa2	2,159
225,000		Regency Centers LP	5.880	6/15/2017	Baa2	211
1,090,000		Simon Property Group LP	6.750	5/15/2014	A3	1,169
800,000		Simon Property Group LP	5.250	12/1/2016	A3	789
3,040,000		Simon Property Group LP	10.350	4/1/2019	A3	3,783

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				37,464

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.29%
1,500,000		Black & Decker Corp	8.950	4/15/2014	Baa3	1,763
7,525,000		Hewlett-Packard Co	4.250	2/24/2012	A2	7,951
4,000,000		Hewlett-Packard Co	2.950	8/15/2012	A2	4,101
5,250,000		Hewlett-Packard Co	4.750	6/2/2014	A2	5,635
3,000,000		Ingersoll-Rand Global Holding Co Ltd	9.500	4/15/2014	Baa1	3,545
3,150,000		International Game Technology	7.500	6/15/2019	Baa2	3,491
2,125,000		ITT Corp	4.900	5/1/2014	Baa1	2,216
1,500,000		Kennametal, Inc	7.200	6/15/2012	Baa2	1,581

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				30,283

INSTRUMENTS AND RELATED PRODUCTS - 0.28%
3,400,000		Agilent Technologies, Inc	4.450	9/12/2012	Baa3	3,437
1,000,000		Biomet, Inc	11.630	10/15/2017	Caa1	1,090
4,000,000		Emerson Electric Co	4.500	5/1/2013	A2	4,277
5,000,000		Medtronic, Inc	4.750	9/15/2015	A1	5,417
2,150,000		Northrop Grumman Corp	7.750	2/15/2031	Baa1	2,835
6,000,000		St. Jude Medical, Inc	3.750	7/15/2014	Baa1	6,105
1,750,000		Thermo Fisher Scientific, Inc	5.000	6/1/2015	Baa2	1,820
3,600,000		Xerox Corp	8.250	5/15/2014	Baa2	4,092

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				29,073

INSURANCE CARRIERS - 1.05%
3,825,000		ACE INA Holdings, Inc	5.880	6/15/2014	A3	4,180
2,155,000		Aetna, Inc	6.500	9/15/2018	A3	2,333
1,925,000		Aetna, Inc	6.630	6/15/2036	A3	2,000
11,525,000		Aflac, Inc	8.500	5/15/2019	A2	13,738
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	5/10/2011	A1	4,929
5,375,000		Allstate Corp	7.450	5/16/2019	A3	6,406
4,375,000		American Financial Group, Inc	9.880	6/15/2019	Baa2	4,806
3,750,000		Chubb Corp	6.000	5/11/2037	A2	4,140
4,000,000	g	John Hancock Global Funding II	7.900	7/2/2010	Aa3	4,159
3,000,000		Metlife, Inc	5.380	12/15/2012	A2	3,187
5,620,000		Metlife, Inc	5.000	6/15/2015	A2	5,869
2,500,000		Metlife, Inc	5.700	6/15/2035	A2	2,571
7,675,000		MetLife, Inc	6.750	6/1/2016	A2	8,565
3,000,000		Prudential Financial, Inc	5.800	6/15/2012	Baa2	3,156
11,300,000		Prudential Financial, Inc	7.380	6/15/2019	Baa2	12,611
3,000,000	g	Prudential Funding LLC	6.750	9/15/2023	A3	2,825
4,250,000		Travelers Cos, Inc	5.800	5/15/2018	A2	4,709
1,150,000		Travelers Cos, Inc	5.900	6/2/2019	A2	1,289
4,750,000		Unum Group	7.130	9/30/2016	Ba1	4,806
4,902,000		WellPoint, Inc	6.380	1/15/2012	Baa1	5,246
1,800,000		WellPoint, Inc	5.880	6/15/2017	Baa1	1,900

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 2,250,000		WellPoint, Inc	5.850%	1/15/2036	Baa1	$2,250

		TOTAL INSURANCE CARRIERS				105,675

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
2,000,000		Corrections Corp of America	7.750	6/1/2017	Ba2	2,065

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				2,065

LEGAL SERVICES - 0.01%
1,256,000		FTI Consulting, Inc	7.630	6/15/2013	Ba2	1,253

		TOTAL LEGAL SERVICES				1,253

METAL MINING - 0.22%
4,000,000		Barrick Gold Financeco LLC	6.130	9/15/2013	Baa1	4,396
2,000,000		Freeport-McMoRan Copper & Gold, Inc	8.380	4/1/2017	Ba2	2,128
7,750,000		Newmont Mining Corp	6.250	10/1/2039	Baa2	7,698
3,850,000		Rio Tinto Finance USA Ltd	5.880	7/15/2013	Baa1	4,148
4,000,000		Rio Tinto Finance USA Ltd	6.500	7/15/2018	Baa1	4,301

		TOTAL METAL MINING				22,671

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
2,000,000		WMG Acquisition Corp	7.380	4/15/2014	B1	1,915

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,915

MISCELLANEOUS RETAIL - 0.19%
2,500,000		CVS Caremark Corp	4.880	9/15/2014	Baa2	2,645
10,500,000		CVS Caremark Corp	5.750	6/1/2017	Baa2	11,240
795,000		CVS Caremark Corp	6.600	3/15/2019	Baa2	896
3,875,000		Staples, Inc	9.750	1/15/2014	Baa2	4,655

		TOTAL MISCELLANEOUS RETAIL				19,436

MOTION PICTURES - 0.25%
3,000,000		Time Warner, Inc	6.750	4/15/2011	Baa2	3,206
16,250,000		Time Warner, Inc	6.880	5/1/2012	Baa2	17,889
3,825,000		Time Warner, Inc	6.500	11/15/2036	Baa2	3,914

		TOTAL MOTION PICTURES				25,009

NONDEPOSITORY INSTITUTIONS - 2.06%
7,500,000		American General Finance Corp	6.900	12/15/2017	Baa3	5,245
3,500,000	g	American Honda Finance Corp	5.130	12/15/2010	A1	3,597
2,250,000	g	Anglo American Capital plc	9.380	4/8/2014	Baa1	2,621
4,500,000	g	CCL Finance Ltd	9.500	8/15/2014	Ba3	4,781
3,700,000		Countrywide Financial Corp	6.250	5/15/2016	A3	3,706
4,500,000		Countrywide Home Loans, Inc	4.000	3/22/2011	A2	4,574
2,000,000		Ford Motor Credit Co LLC	7.500	8/1/2012	Caa1	1,920
25,000,000	p	General Electric Capital Corp	3.000	12/9/2011	Aaa	25,875
2,100,000		General Electric Capital Corp	5.880	2/15/2012	Aa2	2,236
7,000,000	p	General Electric Capital Corp	2.630	12/28/2012	Aaa	7,172
7,450,000		General Electric Capital Corp	5.900	5/13/2014	Aa2	7,989
21,200,000		General Electric Capital Corp	5.500	6/4/2014	Aa2	22,391
5,375,000		General Electric Capital Corp	6.880	1/10/2039	Aa2	5,629
2,810,000	g	Holcim US Finance Sarl & Cie SCS	6.000	12/30/2019	Baa2	2,844
10,000,000		HSBC Finance Corp	5.250	1/14/2011	A3	10,280
5,750,000		HSBC Finance Corp	6.380	11/27/2012	A3	6,183
4,000,000		HSBC Finance Corp	4.750	7/15/2013	A3	4,066
5,000,000		HSBC Finance Corp	5.500	1/19/2016	A3	5,111

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 4,500,000	g	HUTCHINSON WHAMPOA FINAN	5.750%	9/11/2019	A3	$4,527
5,575,000		International Lease Finance Corp	5.750	6/15/2011	Baa3	5,078
2,475,000		International Lease Finance Corp	5.630	9/20/2013	Baa3	1,886
3,825,000		International Lease Finance Corp	6.630	11/15/2013	Baa3	3,033
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	7/16/2018	Aaa	16,253
4,150,000		Landwirtschaftliche Rentenbank	5.250	7/2/2012	Aaa	4,522
5,000,000		Landwirtschaftliche Rentenbank	5.130	2/1/2017	Aaa	5,433
4,092,000	g	Majapahit Holding BV	8.000	8/7/2019	Ba2	4,368
4,000,000	g	Mantis Reef Ltd	4.800	11/3/2009	A3	4,009
4,000,000		MBNA Corp	6.130	3/1/2013	A2	4,202
3,415,000		National Rural Utilities Cooperative Finance Corp	2.610	9/16/2012	A1	3,433
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	7/1/2013	A1	6,522
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/1/2018	A1	5,026
7,680,000		Svensk Exportkredit AB	5.130	3/1/2017	Aa1	8,235
1,800,000		TAM LINHAS AERES S.A.	7.380	4/25/2017	B1	1,710
4,364,062		Totem Ocean Trailer Express, Inc	4.510	12/18/2019	NR	4,652
900,000	g	WEA Finance LLC	7.130	4/15/2018	A2	938

		TOTAL NONDEPOSITORY INSTITUTIONS				210,047

OIL AND GAS EXTRACTION - 1.81%
2,000,000		Anadarko Finance Co	6.750	5/1/2011	Baa3	2,125
7,450,000		Anadarko Petroleum Corp	7.630	3/15/2014	Baa3	8,499
2,310,000		Anadarko Petroleum Corp	8.700	3/15/2019	Baa3	2,762
3,825,000		Anadarko Petroleum Corp	7.950	6/15/2039	Baa3	4,638
4,500,000	g	Atlas Energy Resources LLC	10.750	2/1/2018	B3	4,669
5,900,000		Baker Hughes, Inc	6.500	11/15/2013	A2	6,712
3,000,000		Baker Hughes, Inc	6.880	1/15/2029	A2	3,546
3,500,000		BJ Services Co	5.750	6/1/2011	Baa1	3,692
2,000,000		Burlington Resources Finance Co	6.400	8/15/2011	A2	2,165
7,750,000		Burlington Resources Finance Co	7.200	8/15/2031	A2	9,245
3,000,000	g	Cenovus Energy, Inc	4.500	9/15/2014	Baa2	3,065
5,500,000	g	Cenovus Energy, Inc	5.700	10/15/2019	Baa2	5,640
6,500,000		Chesapeake Energy Corp	6.500	8/15/2017	Ba3	5,964
2,000,000		Denbury Resources, Inc	7.500	4/1/2013	B1	2,000
2,980,000	g	Empresa Nacional del Petroleo	6.250	7/8/2019	A3	3,182
1,525,000		EnCana Corp	6.500	5/15/2019	Baa2	1,693
1,525,000		EnCana Corp	6.630	8/15/2037	Baa2	1,687
5,000,000		Encore Acquisition Co	9.500	5/1/2016	B1	5,275
5,950,000		Enterprise Products Operating LLC	4.600	8/1/2012	Baa3	6,165
2,800,000		Enterprise Products Operating LLC	6.300	9/15/2017	Baa3	3,016
1,600,000		Enterprise Products Operating LLC	6.500	1/31/2019	Baa3	1,747
7,650,000		Enterprise Products Operating LLC	6.130	10/15/2039	Baa3	7,729
4,000,000		Enterprise Products Operating LP	5.600	10/15/2014	Baa3	4,260
3,250,000		EOG Resources, Inc	5.630	6/1/2019	A3	3,558
4,500,000		Gaz Capital S.A.	6.510	3/7/2022	Baa1	4,138
3,250,000		Husky Energy, Inc	6.250	6/15/2012	Baa2	3,519
2,975,000		Husky Energy, Inc	6.800	9/15/2037	Baa2	3,253
3,710,000	g	KazMunaiGaz Finance Sub BV	11.750	1/23/2015	Baa2	4,387
3,000,000		Kerr-McGee Corp	6.950	7/1/2024	Baa3	3,212
2,000,000		Nexen, Inc	6.200	7/30/2019	Baa3	2,074
4,000,000		Nexen, Inc	7.500	7/30/2039	Baa3	4,356
2,800,000		Pemex Project Funding Master Trust	5.750	3/1/2018	Baa1	2,769
1,890,000		Pemex Project Funding Master Trust	6.630	6/15/2038	Baa1	1,777
7,300,000		Petrobras International Finance Co	7.880	3/15/2019	Baa1	8,422
4,500,000	g	Petroleos Mexicanos	4.880	3/15/2015	Baa1	4,444
2,900,000	g	Petroleos Mexicanos	8.000	5/3/2019	Baa1	3,312
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	8/14/2019	Baa3	4,485

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 2,000,000		Range Resources Corp	7.500%	5/15/2016	Ba3	$2,000
700,000		Range Resources Corp	7.250	5/1/2018	Ba3	686
5,000,000		Rowan Cos, Inc	3.530	5/1/2020	NR	5,092
3,750,000		SEACOR Holdings, Inc	7.380	10/1/2019	Ba1	3,767
1,964,000		Southwestern Energy Co	7.500	2/1/2018	Ba2	1,984
5,000,000		XTO Energy, Inc	6.250	4/15/2013	Baa2	5,441
4,400,000		XTO Energy, Inc	4.630	6/15/2013	Baa2	4,552
3,225,000		XTO Energy, Inc	5.500	6/15/2018	Baa2	3,328
2,500,000		XTO Energy, Inc	6.380	6/15/2038	Baa2	2,659

		TOTAL OIL AND GAS EXTRACTION				182,691

PAPER AND ALLIED PRODUCTS - 0.11%
2,662,000	g	Celulosa Arauco y Constitucion S.A.	7.250	7/29/2019	Baa2	2,931
1,900,000	g	Greif, Inc	7.750	8/1/2019	Ba2	1,957
6,220,000		International Paper Co	7.500	8/15/2021	Baa3	6,590

		TOTAL PAPER AND ALLIED PRODUCTS				11,478

PETROLEUM AND COAL PRODUCTS - 0.76%
7,450,000		BP Capital Markets plc	3.130	3/10/2012	Aa1	7,696
11,675,000		BP Capital Markets plc	3.880	3/10/2015	Aa1	12,061
7,475,000		Chevron Corp	3.450	3/3/2012	Aa1	7,782
9,725,000		ConocoPhillips	4.600	1/15/2015	A1	10,379
7,600,000		ConocoPhillips	6.500	2/1/2039	A1	8,761
3,130,000	g	Ecopetrol S.A.	7.630	7/23/2019	Baa2	3,427
2,225,000		Hess Corp	7.000	2/15/2014	Baa2	2,483
3,600,000		Hess Corp	8.130	2/15/2019	Baa2	4,325
3,500,000		Marathon Oil Corp	6.500	2/15/2014	Baa1	3,854
2,850,000		Marathon Oil Corp	7.500	2/15/2019	Baa1	3,287
4,000,000		Marathon Oil Corp	6.600	10/1/2037	Baa1	4,239
1,925,000		Shell International Finance BV	6.380	12/15/2038	Aa1	2,286
2,800,000		StatoilHydro ASA	3.880	4/15/2014	Aa2	2,932
1,920,000		Tesoro Corp	9.750	6/1/2019	Ba1	1,997
2,500,000		Valero Energy Corp	6.630	6/15/2037	Baa2	2,233

		TOTAL PETROLEUM AND COAL PRODUCTS				77,742

PIPELINES, EXCEPT NATURAL GAS - 0.19%
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	6/1/2013	Baa3	2,071
4,000,000		Magellan Midstream Partners LP	6.550	7/15/2019	Baa2	4,445
4,025,000	g	Rockies Express Pipeline LLC	6.250	7/15/2013	Baa3	4,350
2,175,000		TransCanada Pipelines Ltd	4.000	6/15/2013	A3	2,216
3,400,000		TransCanada Pipelines Ltd	5.850	3/15/2036	A3	3,600
2,750,000	i	TransCanada Pipelines Ltd	6.350	5/15/2067	Baa1	2,409

		TOTAL PIPELINES, EXCEPT NATURAL GAS				19,091

PRIMARY METAL INDUSTRIES - 0.11%
3,040,000		ArcelorMittal	5.380	6/1/2013	Baa3	3,108
2,085,000		ArcelorMittal	9.850	6/1/2019	Baa3	2,466
4,350,000	g	CSN Islands XI Corp	6.880	9/21/2019	Ba1	4,377
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/2037	Baa2	1,459

		TOTAL PRIMARY METAL INDUSTRIES				11,410

PRINTING AND PUBLISHING - 0.25%
2,500,000		Dun & Bradstreet Corp	5.500	3/15/2011	A3	2,566
1,274,000		News America, Inc	7.250	5/18/2018	Baa1	1,408
4,250,000		News America, Inc	7.630	11/30/2028	Baa1	4,408
3,575,000		News America, Inc	6.650	11/15/2037	Baa1	3,724

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 7,600,000	g	News America, Inc	6.900%	8/15/2039	Baa1	$8,091
4,125,000		Thomson Corp	5.700	10/1/2014	Baa1	4,523

		TOTAL PRINTING AND PUBLISHING				24,720

RAILROAD TRANSPORTATION - 0.40%
3,750,000		Burlington Northern Santa Fe Corp	6.750	7/15/2011	Baa1	4,081
7,650,000		Burlington Northern Santa Fe Corp	4.700	10/1/2019	Baa1	7,741
2,400,000		Burlington Northern Santa Fe Corp	6.150	5/1/2037	Baa1	2,664
3,500,000		Canadian National Railway Co	4.400	3/15/2013	A3	3,674
2,500,000	g	Norfolk Southern Corp	5.750	1/15/2016	Baa1	2,732
2,800,000		Norfolk Southern Corp	5.750	4/1/2018	Baa1	3,046
4,000,000		Norfolk Southern Corp	5.900	6/15/2019	Baa1	4,447
2,056,000		Norfolk Southern Corp	5.590	5/17/2025	Baa1	2,121
3,000,000		Union Pacific Corp	6.500	4/15/2012	Baa2	3,311
6,375,000		Union Pacific Corp	5.130	2/15/2014	Baa2	6,839

		TOTAL RAILROAD TRANSPORTATION				40,656

REAL ESTATE - 0.01%
1,750,000	g,i	USB Realty Corp	6.090	12/30/2049	A2	1,216

		TOTAL REAL ESTATE				1,216

SECURITY AND COMMODITY BROKERS - 2.11%
4,200,000		Charles Schwab Corp	4.950	6/1/2014	A2	4,429
3,000,000		Credit Suisse USA, Inc	4.880	1/15/2015	Aa1	3,150
1,250,000		Eaton Vance Corp	6.500	10/2/2017	A3	1,350
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/2049	A3	3,528
3,825,000		Goldman Sachs Group, Inc	3.630	8/1/2012	A1	3,927
3,250,000		Goldman Sachs Group, Inc	5.700	9/1/2012	A1	3,507
7,200,000		Goldman Sachs Group, Inc	5.250	10/15/2013	A1	7,644
11,760,000		Goldman Sachs Group, Inc	5.150	1/15/2014	A1	12,347
1,130,000		Goldman Sachs Group, Inc	6.000	5/1/2014	A1	1,229
5,612,000		Goldman Sachs Group, Inc	5.350	1/15/2016	A1	5,796
19,475,000		Goldman Sachs Group, Inc	7.500	2/15/2019	A1	22,271
1,150,000		Goldman Sachs Group, Inc	6.450	5/1/2036	A2	1,143
3,100,000		Goldman Sachs Group, Inc	6.750	10/1/2037	A2	3,199
15,125,000		Merrill Lynch & Co, Inc	6.050	8/15/2012	A2	16,131
4,825,000		Merrill Lynch & Co, Inc	5.450	2/5/2013	A2	5,003
4,675,000		Merrill Lynch & Co, Inc	6.400	8/28/2017	A2	4,735
13,650,000		Merrill Lynch & Co, Inc	6.880	4/25/2018	A2	14,356
30,000,000	p	Morgan Stanley	2.250	3/13/2012	Aaa	30,548
14,775,000		Morgan Stanley	6.000	5/13/2014	A2	15,730
3,925,000		Morgan Stanley	6.000	4/28/2015	A2	4,156
9,350,000		Morgan Stanley	5.380	10/15/2015	A2	9,651
5,000,000		Morgan Stanley	5.750	10/18/2016	A2	5,074
4,125,000		Morgan Stanley	5.450	1/9/2017	A2	4,131
4,775,000		Morgan Stanley	5.950	12/28/2017	A2	4,862
3,850,000		Morgan Stanley	6.630	4/1/2018	A2	4,071
4,975,000		Morgan Stanley	7.300	5/13/2019	A2	5,474
15,000,000		Morgan Stanley	5.630	9/23/2019	A2	14,749
1,560,000	g	Nuveen Investments, Inc	10.500	11/15/2015	Caa3	1,349

		TOTAL SECURITY AND COMMODITY BROKERS				213,540

SOCIAL SERVICES - 0.02%
2,000,000	g	Knowledge Learning Corp, Inc	7.750	2/1/2015	B2	1,930

		TOTAL SOCIAL SERVICES				1,930

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
$ 3,385,000		3M Co	4.380%	8/15/2013	Aa2	$3,624
4,150,000		3M Co	5.700	3/15/2037	Aa2	4,679
2,000,000		Owens Brockway Glass Container, Inc	8.250	5/15/2013	Ba3	2,045

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				10,348

TOBACCO PRODUCTS - 0.14%
3,700,000		Philip Morris International, Inc	4.880	5/16/2013	A2	3,931
7,425,000		Philip Morris International, Inc	6.880	3/17/2014	A2	8,482
1,600,000		Philip Morris International, Inc	6.380	5/16/2038	A2	1,841

		TOTAL TOBACCO PRODUCTS				14,254

TRANSPORTATION EQUIPMENT - 0.35%
4,745,000		Boeing Co	5.000	3/15/2014	A2	5,174
2,000,000	g	Bombardier, Inc	6.750	5/1/2012	Ba2	2,010
3,515,000		Goodrich Corp	6.130	3/1/2019	Baa2	3,820
3,750,000		Honeywell International, Inc	3.880	2/15/2014	A2	3,903
2,500,000		Lockheed Martin Corp	4.120	3/14/2013	Baa1	2,611
5,525,000		Lockheed Martin Corp	6.150	9/1/2036	Baa1	6,324
4,575,000		United Technologies Corp	6.130	2/1/2019	A2	5,234
4,970,000		United Technologies Corp	5.400	5/1/2035	A2	5,199
1,075,000		United Technologies Corp	6.050	6/1/2036	A2	1,237

		TOTAL TRANSPORTATION EQUIPMENT				35,512

WATER TRANSPORTATION - 0.01%
1,335,000	g	Hornbeck Offshore Services, Inc	8.000	9/1/2017	Ba3	1,315

		TOTAL WATER TRANSPORTATION				1,315

WHOLESALE TRADE-DURABLE GOODS - 0.15%
5,250,000	g	Ace Hardware Corp	9.130	6/1/2016	Ba2	5,486
1,500,000		Martin Marietta Materials, Inc	6.600	4/15/2018	Baa3	1,556
2,000,000		Vale Overseas Ltd	6.250	1/23/2017	Baa2	2,141
2,760,000		Vale Overseas Ltd	5.630	9/15/2019	Baa2	2,807
2,760,000		Vale Overseas Ltd	6.880	11/21/2036	Baa2	2,856

		TOTAL WHOLESALE TRADE-DURABLE GOODS				14,846

WHOLESALE TRADE-NONDURABLE GOODS - 0.23%
1,125,000		Airgas, Inc	4.500	9/15/2014	Baa3	1,145
2,000,000	g	Airgas, Inc	7.130	10/1/2018	Ba1	2,062
2,000,000		Inergy LP	6.880	12/15/2014	B1	1,910
4,250,000		McKesson Corp	6.500	2/15/2014	Baa3	4,659
3,000,000		Plains All American Pipeline LP	5.630	12/15/2013	Baa3	3,118
8,200,000		Plains All American Pipeline LP	5.750	1/15/2020	Baa3	8,264
1,800,000		Supervalu, Inc	7.500	11/15/2014	Ba3	1,809
640,000		SUPERVALU, Inc	8.000	5/1/2016	Ba3	662

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				23,629

		TOTAL CORPORATE BONDS				2,969,335

		(Cost $2,818,033)

GOVERNMENT BONDS - 62.68%

AGENCY SECURITIES - 5.83%
		Federal Farm Credit Bank (FFCB)
7,250,000		FFCB	5.380	7/18/2011	Aaa	7,803

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 31,850,000		FFCB	2.630%	4/21/2011	Aaa	$32,692
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	3.630	9/16/2011	Aaa	3,158
10,500,000		FHLB	5.000	11/17/2017	Aaa	11,470
		Federal Home Loan Mortgage Corp (FHLMC)
20,000,000		FHLMC	3.000	7/28/2014	Aaa	20,389
10,500,000		FHLMC	3.750	3/27/2019	Aaa	10,505
27,600,000		FHLMC	2.500	4/23/2014	Aaa	27,647
5,000,000		FHLMC	1.750	6/15/2012	Aaa	5,026
28,000,000		FHLMC	2.130	9/21/2012	Aaa	28,357
15,000,000		FHLMC	5.500	8/20/2012	Aaa	16,634
5,000,000		FHLMC	4.130	12/21/2012	Aaa	5,365
6,000,000		FHLMC	3.500	5/29/2013	Aaa	6,309
19,000,000		FHLMC	4.880	2/9/2010	Aaa	19,309
21,225,000		FHLMC	3.250	7/16/2010	Aaa	21,695
22,500,000		FHLMC	5.250	7/18/2011	Aaa	24,254
		Federal National Mortgage Association (FNMA)
76,000,000		FNMA	2.750	3/13/2014	Aaa	77,173
25,500,000		FNMA	2.500	5/15/2014	Aaa	25,445
23,500,000		FNMA	3.000	9/16/2014	Aaa	23,888
24,500,000		FNMA	2.750	2/5/2014	Aaa	24,823
19,400,000		FNMA	1.380	4/28/2011	Aaa	19,569
20,000,000		FNMA	2.000	1/9/2012	Aaa	20,344
25,000,000		FNMA	3.880	7/12/2013	Aaa	26,637
8,000,000		FNMA	5.000	10/15/2011	Aaa	8,666
10,000,000		FNMA	3.630	2/12/2013	Aaa	10,582
7,200,000		FNMA	7.130	6/15/2010	Aaa	7,543
8,250,000		FNMA	3.250	8/12/2010	Aaa	8,446
5,302,209		Cal Dive I- Title XI, Inc	4.930	2/1/2027	NR	5,556
2,192,696		Overseas Private Investment Corp	3.420	1/15/2015	NR	2,232
13,000,000		Private Export Funding Corp	4.900	12/15/2011	Aaa	14,072
25,000,000		Private Export Funding Corp	3.550	4/15/2013	Aaa	26,298
10,000,000		Private Export Funding Corp	3.050	10/15/2014	Aaa	10,061
7,000,000		Private Export Funding Corp	4.550	5/15/2015	Aaa	7,571
17,000,000		Private Export Funding Corp	5.450	9/15/2017	Aaa	18,636
10,000,000		Private Export Funding Corp	4.380	3/15/2019	Aaa	10,332
3,000,000		US Department of Housing and Urban Development	5.380	8/1/2018	NR	3,335

		TOTAL AGENCY SECURITIES				591,822

FOREIGN GOVERNMENT BONDS - 2.83%
5,300,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	6/10/2019	Baa2	5,631
1,675,000		Banque Centrale de Tunisie	8.250	9/19/2027	Baa2	1,964
13,000,000	g	Belgium Government International Bond	2.880	9/15/2014	Aa1	13,018
2,480,000		Brazilian Government International Bond	5.880	1/15/2019	Baa3	2,666
825,000		Brazilian Government International Bond	7.130	1/20/2037	Baa3	984
4,500,000		Brazilian Government International Bond	5.630	1/7/2041	Baa3	4,439
12,200,000		Canada Government International Bond	2.380	9/10/2014	Aaa	12,130
10,000,000		Canada Mortgage & Housing Corp	4.800	10/1/2010	Aaa	10,409
3,500,000		China Development Bank	5.000	10/15/2015	A1	3,760
2,000,000		Development Bank of Japan	4.250	6/9/2015	Aa2	2,086
4,660,000		Eksportfinans A/S	5.000	2/14/2012	Aa1	5,000
3,500,000		European Investment Bank	4.880	2/15/2036	Aaa	3,587
3,196,000		Export-Import Bank of Korea	5.880	1/14/2015	A2	3,369
4,000,000	g	Federal Republic of Germany	3.880	6/1/2010	Aaa	4,082
16,395,000		Federative Republic of Brazil	6.000	1/17/2017	Baa3	17,739
5,666,667		Federative Republic of Brazil	8.000	1/15/2018	Baa3	6,562

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 5,000,000		International Finance Corp	5.130%	5/2/2011	Aaa	$5,312
4,400,000		Italy Government International Bond	5.380	6/12/2017	NR	4,806
4,000,000		Italy Government International Bond	6.880	9/27/2023	Aa2	4,807
16,600,000		Japan Finance Corp	2.000	6/24/2011	Aa2	16,812
1,000,000		Mexico Government International Bond	6.380	1/16/2013	Baa1	1,097
1,150,000		Mexico Government International Bond	5.880	1/15/2014	Baa1	1,231
2,900,000		Mexico Government International Bond	6.750	9/27/2034	Baa1	3,190
4,772,000		Mexico Government International Bond	6.050	1/11/2040	Baa1	4,760
5,400,000		Oesterreichische Kontrollbank AG.	5.000	4/25/2017	Aaa	5,757
1,200,000		Peruvian Government International Bond	7.350	7/21/2025	Ba1	1,401
3,000,000		Peruvian Government International Bond	6.550	3/14/2037	Ba1	3,255
6,285,000		Poland Government International Bond	6.380	7/15/2019	A2	7,061
7,400,000		Province of Manitoba Canada	5.000	2/15/2012	Aa1	7,696
17,120,000		Province of Ontario Canada	3.130	9/8/2010	Aa1	17,514
20,000,000		Province of Ontario Canada	2.630	1/20/2012	Aa1	20,509
27,400,000		Province of Ontario Canada	4.100	6/16/2014	Aa1	28,968
2,250,000		Province of Quebec Canada	5.130	11/14/2016	Aa2	2,446
8,835,000		Province of Quebec Canada	4.630	5/14/2018	Aa2	9,208
6,000,000		Province of Quebec Canada	7.500	9/15/2029	Aa2	7,954
2,000,000		Province of Saskatchewan Canada	8.000	2/1/2013	Aa1	2,289
4,500,000		Republic of Korea	5.750	4/16/2014	A2	4,852
4,435,000		Republic of Peru	7.130	3/30/2019	Ba1	5,116
4,500,000		Republic of the Philippines	6.500	1/20/2020	Ba3	4,821
4,500,000		Republic of Turkey	7.500	7/14/2017	Ba3	4,961
3,402,000		South Africa Government International Bond	6.880	5/27/2019	A3	3,793
1,030,000		United Mexican States	5.880	2/17/2014	Baa1	1,102
3,500,000		United Mexican States	5.950	3/19/2019	Baa1	3,675
4,500,000		Uruguay Government International Bond	6.880	9/28/2025	Ba3	4,615

		TOTAL FOREIGN GOVERNMENT BONDS				286,434

MORTGAGE BACKED - 36.94%
		Federal Home Loan Mortgage Corp (FHLMC)
13,950,974	i	FHLMC	5.870	4/1/2037		14,665
18,728,137	i	FHLMC	5.770	3/1/2037		19,725
16,920,785	i	FHLMC	5.740	2/1/2037		17,839
1,449,277	i	FHLMC	6.010	5/1/2037		1,528
13,469,796	i	FHLMC	5.840	9/1/2037		14,304
13,585,491	i	FHLMC	5.830	8/1/2037		14,435
23,479,638	i	FHLMC	5.710	6/1/2037		24,768
10,475,976	i	FHLMC	5.790	7/1/2036		11,044
8,120,894	i	FHLMC	3.650	2/1/2036		8,224
2,154,330		FHLMC	5.750	12/15/2018		2,248
6,107,960	i	FHLMC	4.860	9/1/2036		6,275
8,198,026	i	FHLMC	6.070	9/1/2036		8,693
7,070,951	i	FHLMC	5.950	9/1/2036		7,447
8,871,518	i	FHLMC	5.930	9/1/2036		9,335
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,218,264		FGLMC	5.500	6/1/2035		3,381
5,651,099		FGLMC	5.500	6/1/2035		5,937
10,933,591		FGLMC	7.000	5/1/2035		12,028
1,671,832		FGLMC	5.500	6/1/2035		1,756
17,712,242		FGLMC	4.500	8/1/2035		17,993
2,518,277		FGLMC	5.000	10/1/2035		2,611
25,082,345		FGLMC	5.500	6/1/2035		26,350
4,497,274		FGLMC	6.000	6/1/2035		4,767
3,701,101		FGLMC	6.000	5/1/2035		3,931
1,944,558		FGLMC	6.000	5/1/2035		2,061

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,049,064	FGLMC	5.500%	12/1/2034	$2,155
10,035,282	FGLMC	4.500	4/1/2035	10,207
7,761,960	FGLMC	6.000	5/1/2035	8,228
4,463,713	FGLMC	6.000	5/1/2035	4,732
3,765,184	FGLMC	6.000	5/1/2035	3,991
3,583,568	FGLMC	6.000	5/1/2035	3,799
11,905,940	FGLMC	6.000	8/1/2037	12,595
5,302,848	FGLMC	6.000	9/1/2037	5,610
25,613,678	FGLMC	5.500	4/1/2037	26,848
40,384,699	FGLMC	5.500	5/1/2037	42,330
24,010,756	FGLMC	5.000	4/1/2038	24,847
11,841,819	FGLMC	5.500	7/1/2038	12,412
17,887,327	FGLMC	5.000	12/1/2037	18,511
11,334,417	FGLMC	5.000	4/1/2038	11,729
3,052,209	FGLMC	6.000	1/1/2036	3,231
4,149,909	FGLMC	7.000	1/1/2036	4,511
14,241,407	FGLMC	5.000	11/1/2035	14,767
737,452	FGLMC	6.500	11/1/2035	788
14,225,084	FGLMC	6.500	10/1/2036	15,186
39,910,196	FGLMC	5.500	1/1/2037	41,864
2,459,194	FGLMC	5.500	4/1/2036	2,580
2,946,733	FGLMC	6.500	5/1/2036	3,146
2,840,679	FGLMC	4.500	8/1/2020	2,990
436,960	FGLMC	7.000	10/1/2020	486
1,229,540	FGLMC	4.000	6/1/2019	1,279
3,834,642	FGLMC	4.500	7/1/2020	4,015
60,577	FGLMC	7.000	5/1/2023	67
975,700	FGLMC	6.000	10/1/2023	1,045
43,114,848	FGLMC	4.500	6/1/2021	45,139
13,735,304	FGLMC	4.500	6/1/2021	14,381
263,972	FGLMC	7.000	7/1/2013	279
1,303,261	FGLMC	6.500	12/1/2016	1,398
23,149	FGLMC	7.000	9/1/2010	24
59,995	FGLMC	6.000	4/1/2011	64
2,563,666	FGLMC	4.500	11/1/2018	2,708
2,515,088	FGLMC	5.500	1/1/2019	2,697
11,245,982	FGLMC	5.000	9/1/2018	11,973
4,412,342	FGLMC	4.500	10/1/2018	4,661
3,581,692	FGLMC	5.500	11/1/2033	3,807
19,835,037	FGLMC	5.500	12/1/2033	20,881
470,343	FGLMC	8.000	2/1/2032	534
7,917,728	FGLMC	4.500	7/1/2033	8,060
59,518,246	FGLMC	5.000	1/1/2034	61,807
22,030,546	FGLMC	4.500	10/1/2034	22,428
4,892,537	FGLMC	5.500	12/1/2033	5,149
40,989,570	FGLMC	7.000	12/1/2033	45,091
74,149	FGLMC	7.000	11/1/2031	82
176,046	FGLMC	7.000	12/1/2031	194
766,358	FGLMC	6.000	11/1/2023	821
201,293	FGLMC	8.000	1/1/2031	228
275,548	FGLMC	7.000	12/1/2031	303
21,844	FGLMC	7.000	1/1/2032	24
88,424	FGLMC	7.000	12/1/2031	97
96,382	FGLMC	7.000	12/1/2031	106
15,821,527	FGLMC	4.500	5/1/2039	16,028
12,423,831	FGLMC	5.500	1/1/2039	13,022
26,615,167	FGLMC	6.000	11/1/2038	28,125

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 18,881,450		FGLMC	4.000%	6/1/2039		$18,691
27,000,000		FGLMC	6.500	10/15/2039		28,772
9,000,000		FGLMC	6.000	10/15/2039		9,498
12,909,426		FGLMC	5.000	7/1/2039		13,358
14,189,942		FGLMC	6.500	11/1/2037		15,145
16,084,173		FGLMC	4.000	7/1/2024		16,387
6,024,015		FGLMC	5.000	4/1/2023	Aaa	6,331
5,861,946		FGLMC	4.500	1/1/2020		6,170
6,187,036		FGLMC	4.500	9/1/2024		6,412
5,718,893		FGLMC	5.000	2/1/2036		5,930
7,848,030		FGLMC	6.000	9/1/2034		8,337
11,558,335		FGLMC	5.000	5/1/2034		11,996
		Federal National Mortgage Association (FNMA)
15,000,176		FNMA	4.500	2/1/2039		15,216
27,136,148		FNMA	4.500	2/1/2039		27,526
12,046,777		FNMA	5.500	2/1/2039		12,620
12,665,967		FNMA	6.000	1/1/2039		13,380
15,721,249		FNMA	4.500	1/1/2039		15,947
14,334,677		FNMA	5.500	1/1/2039		15,016
13,335,207		FNMA	6.000	1/1/2039		14,087
22,784,576		FNMA	5.000	3/1/2039		23,569
27,000,000		FNMA	4.000	10/25/2039		26,730
138,000,000		FNMA	4.500	10/25/2039		139,768
16,000,000		FNMA	5.500	10/25/2039		16,735
15,499,871		FNMA	4.500	8/1/2039		15,721
10,885,824		FNMA	4.000	4/1/2039		10,793
13,981,748		FNMA	5.000	4/1/2039		14,463
19,563,789		FNMA	4.500	5/1/2039		19,843
16,612,444		FNMA	4.000	5/1/2024		16,926
5,237,809		FNMA	4.500	8/1/2024		5,432
19,905,098		FNMA	4.000	9/1/2024		20,280
7,060,719		FNMA	5.500	8/1/2021		7,490
4,714,755		FNMA	4.500	6/1/2019		4,966
2,256,874		FNMA	4.500	11/1/2020		2,377
7,320,368		FNMA	5.000	12/1/2020		7,741
45,000,000		FNMA	4.500	10/25/2024		46,589
13,003,724		FNMA	6.000	12/1/2036		13,760
11,834,186	i	FNMA	5.240	9/1/2038		12,467
10,305,573	i	FNMA	4.890	10/1/2038		10,784
26,481,841		FNMA	6.000	3/1/2036		28,023
7,072,861		FNMA	6.500	7/1/2032		7,632
8,834,325		FNMA	4.500	8/1/2035		8,994
13,889,433		FNMA	5.000	2/1/2036		14,398
2,788,358		FNMA	6.000	7/1/2035		2,956
1,781,615		FNMA	5.500	7/1/2035		1,871
25,781,065		FNMA	5.500	9/1/2035		27,124
11,947,404		FNMA	5.000	8/1/2035		12,385
494,862		FNMA	7.500	6/1/2035		547
4,238,737		FNMA	5.500	6/1/2035		4,452
2,057,781		FNMA	5.500	6/1/2035		2,161
1,033,580		FNMA	5.500	6/1/2035		1,085
1,680,904		FNMA	5.500	6/1/2035		1,765
9,341,082		FNMA	5.500	4/1/2036		9,810
6,077,043		FNMA	5.000	4/1/2036		6,291
7,025,798	i	FNMA	5.930	7/1/2036		7,410
11,350,209	i	FNMA	5.850	6/1/2036		11,986
11,049,210	i	FNMA	5.740	2/1/2036		11,642

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 11,709,272		FNMA	5.000%	10/1/2035	$12,138
10,905,099		FNMA	5.500	9/1/2035	11,453
7,660,798		FNMA	5.500	11/1/2035	8,045
11,751,245		FNMA	5.500	10/1/2035	12,341
2,679,455		FNMA	5.500	6/1/2035	2,814
2,931,305		FNMA	5.500	10/1/2034	3,080
3,053,598		FNMA	5.500	9/1/2034	3,209
17,285,377		FNMA	5.500	12/1/2034	18,164
2,463,999		FNMA	5.500	10/1/2034	2,589
4,328,161		FNMA	5.500	9/1/2034	4,548
57,714,129		FNMA	5.000	8/1/2034	59,918
14,891,559		FNMA	5.000	4/1/2034	15,446
4,424,467		FNMA	5.500	9/1/2034	4,649
9,199,194		FNMA	6.000	8/1/2034	9,789
14,885,724		FNMA	4.500	5/1/2035	15,182
6,100,567		FNMA	6.000	4/1/2035	6,482
5,748,321		FNMA	6.000	5/1/2035	6,094
18,018,860		FNMA	5.500	5/1/2035	18,924
4,097,967		FNMA	5.500	4/1/2035	4,304
5,990,082		FNMA	5.500	1/1/2035	6,295
3,114,226		FNMA	6.000	12/1/2034	3,309
24,616,872		FNMA	5.500	4/1/2035	25,868
63,275,744		FNMA	5.500	2/1/2035	66,570
477,307		FNMA	6.500	2/1/2038	511
64,232,866		FNMA	5.500	2/1/2038	67,286
1,971,643		FNMA	6.500	3/1/2038	2,111
11,653,647		FNMA	6.500	3/1/2038	12,475
1,359,539		FNMA	6.500	1/1/2038	1,455
20,027,171	i	FNMA	5.890	10/1/2037	21,047
15,852,868		FNMA	6.500	9/1/2037	16,971
7,173,849		FNMA	5.500	1/1/2038	7,518
10,756,647		FNMA	7.000	11/1/2037	11,750
78,000,000		FNMA	5.000	10/25/2038	80,559
9,602,285		FNMA	5.000	5/1/2038	9,934
84,000,000		FNMA	6.500	10/25/2038	89,775
257,000,000		FNMA	6.000	10/25/2038	271,135
21,639,891		FNMA	5.000	4/1/2038	22,387
12,572,927		FNMA	5.000	4/1/2038	13,007
5,172,156		FNMA	6.500	3/1/2038	5,537
23,012,547		FNMA	5.000	4/1/2038	23,807
11,614,377		FNMA	5.000	4/1/2038	12,015
8,775,174		FNMA	6.500	9/1/2037	9,394
26,779,544		FNMA	5.500	3/1/2037	28,066
40,585,529		FNMA	5.500	2/1/2037	42,566
751,683		FNMA	6.500	3/1/2037	805
10,575,609		FNMA	6.500	3/1/2037	11,328
9,743,451		FNMA	5.000	2/1/2037	10,080
6,139,192		FNMA	6.500	9/1/2036	6,576
26,663,265	i	FNMA	5.990	7/1/2036	28,055
9,866,772	i	FNMA	5.770	12/1/2036	10,404
49,148,573	i	FNMA	5.790	11/1/2036	51,859
5,066,211		FNMA	6.000	9/1/2037	5,356
4,019,416		FNMA	6.000	9/1/2037	4,250
9,917,886		FNMA	6.500	9/1/2037	10,617
16,659,122		FNMA	6.500	9/1/2037	17,834
6,657,803		FNMA	6.000	9/1/2037	7,039
13,794,618		FNMA	6.500	8/1/2037	14,767

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 6,797,162	FNMA	7.000%	4/1/2037	$7,425
6,080,058	FNMA	6.000	9/1/2037	6,428
4,331,189	FNMA	6.500	8/1/2037	4,637
6,450,708	FNMA	5.500	3/1/2034	6,779
271,181	FNMA	5.500	5/1/2018	290
873,745	FNMA	6.500	4/1/2018	940
560,463	FNMA	6.000	1/1/2019	603
14,121,286	FNMA	4.500	12/1/2018	14,917
776,704	FNMA	5.500	4/1/2018	832
1,596,171	FNMA	6.500	2/1/2018	1,717
6,244,219	FNMA	5.000	12/1/2017	6,638
9,503,911	FNMA	5.500	4/1/2018	10,171
4,441,255	FNMA	5.500	3/1/2018	4,753
159,843	FNMA	8.000	3/1/2023	180
10,986,237	FNMA	4.500	3/1/2023	11,399
20,779,533	FNMA	5.000	7/1/2023	21,819
21,539,550	FNMA	4.500	6/1/2023	22,350
9,914,244	FNMA	5.000	3/1/2021	10,533
9,011,766	FNMA	5.000	4/1/2019	9,552
102,178	FNMA	6.000	2/1/2019	110
3,093,200	FNMA	5.500	7/1/2020	3,303
6,693,728	FNMA	5.000	3/1/2020	7,112
482,161	FNMA	6.500	11/1/2016	520
2,716,428	FNMA	4.440	7/1/2013	2,855
216,390	FNMA	5.000	6/1/2013	224
1,397,775	FNMA	4.780	2/1/2014	1,478
3,625,695	FNMA	4.760	10/1/2013	3,804
3,274	FNMA	8.000	7/1/2011	3
568	FNMA	8.000	6/1/2011	1
2,587	FNMA	7.500	11/1/2010	3
2,840	FNMA	8.000	6/1/2011	3
1,188	FNMA	8.000	6/1/2011	1
77,357	FNMA	6.500	3/1/2016	83
31,111	FNMA	6.500	2/1/2016	34
765,834	FNMA	6.500	10/1/2016	827
30,684	FNMA	6.500	4/1/2016	33
814,790	FNMA	7.500	4/1/2015	866
1,601,604	FNMA	4.560	1/1/2015	1,685
5,392,777	FNMA	4.440	4/1/2014	5,660
924,379	FNMA	7.500	4/1/2015	1,004
439,298	FNMA	7.500	2/1/2015	477
7,330,181	FNMA	5.500	12/1/2033	7,791
7,528,629	FNMA	5.000	11/1/2033	7,816
1,401,296	FNMA	5.500	12/1/2033	1,474
1,091,911	FNMA	5.500	12/1/2033	1,149
8,063,832	FNMA	5.000	11/1/2033	8,372
1,566,124	FNMA	5.000	10/1/2033	1,626
2,674,999	FNMA	5.000	10/1/2033	2,777
762,152	FNMA	5.000	11/1/2033	791
43,711,062	FNMA	5.000	11/1/2033	45,378
2,011,975	FNMA	5.000	3/1/2034	2,089
5,769,581	FNMA	5.000	3/1/2034	5,990
1,844,734	FNMA	5.000	3/1/2034	1,915
15,433,933	FNMA	5.000	3/1/2034	16,023
2,323,830	FNMA	5.000	3/1/2034	2,413
3,015,806	FNMA	5.500	1/1/2034	3,173
2,567,758	FNMA	5.500	12/1/2033	2,701

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 9,327,078	FNMA	5.500%	2/1/2034	$9,813
5,986,169	FNMA	5.500	1/1/2034	6,298
5,158,880	FNMA	5.000	10/1/2033	5,356
14,265,357	FNMA	5.000	10/1/2025	14,929
4,057,178	FNMA	5.500	8/1/2024	4,300
254,882	FNMA	7.000	7/1/2032	281
89,742	FNMA	9.000	11/1/2025	103
402,802	FNMA	8.000	7/1/2024	455
5,125,422	FNMA	5.000	12/1/2023	5,373
14,718,278	FNMA	5.000	7/1/2023	15,455
2,869,354	FNMA	5.500	7/1/2024	3,041
1,448,304	FNMA	5.500	2/1/2024	1,538
5,465,105	FNMA	4.500	8/1/2033	5,574
1,457,645	FNMA	5.500	6/1/2033	1,534
8,825,155	FNMA	4.500	10/1/2033	9,001
5,465,401	FNMA	5.000	8/1/2033	5,674
8,599,467	FNMA	4.500	3/25/2033	9,023
10,529,827	FNMA	5.500	1/1/2033	11,082
640,334	FNMA	7.000	7/1/2032	706
1,505,013	FNMA	5.000	2/1/2033	1,562
16,563,057	FNMA	6.000	1/1/2033	17,649
	Government National Mortgage Association (GNMA)
25,000,000	GNMA	4.500	10/15/2039	25,367
6,215,292	GNMA	4.000	8/15/2039	6,158
80,000,000	GNMA	5.000	10/15/2039	82,775
8,027,126	GNMA	6.500	1/15/2044	8,833
48,000,000	GNMA	6.000	10/15/2039	50,670
7,153,506	GNMA	5.000	6/15/2039	7,419
14,101,184	GNMA	5.000	4/15/2038	14,624
4,069,863	GNMA	5.500	7/15/2033	4,301
15,847,127	GNMA	4.500	3/15/2039	16,115
7,743,697	GNMA	5.000	6/15/2039	8,031
16,876,838	GNMA	4.500	5/15/2039	17,162
17,169,330	GNMA	4.500	7/20/2039	17,416
6,252,298	GNMA	5.000	7/20/2039	6,478
11,309,642	GNMA	6.000	2/20/2037	12,000
8,092,145	GNMA	6.500	11/20/2038	8,602
3,904,385	GNMA	6.000	10/20/2036	4,144
4,073,161	GNMA	6.000	1/20/2037	4,322
10,822,757	GNMA	6.000	12/15/2037	11,450
2,061,058	GNMA	5.500	11/20/2033	2,180
8,043,622	GNMA	5.500	3/20/2035	8,489
4,974,374	GNMA	5.500	12/20/2035	5,250
5,900,115	GNMA	6.000	8/20/2038	6,254
28,000,000	GNMA	5.500	10/15/2038	29,374
10,334,659	GNMA	6.230	9/15/2043	10,586
18,485,361	GNMA	5.500	7/15/2038	19,433
15,663,275	GNMA	5.500	7/20/2038	16,480
6,199,815	GNMA	6.000	8/15/2038	6,558
84,982	GNMA	8.500	12/20/2030	97
25,142	GNMA	9.000	6/15/2016	27
5,222	GNMA	9.000	9/15/2016	6
10,635	GNMA	9.000	9/15/2016	12
1,103	GNMA	8.500	12/15/2009	1
1,362	GNMA	8.500	12/15/2009	1
1,926	GNMA	8.500	1/15/2010	2
115,580	GNMA	9.500	12/15/2016	128

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 53,674		GNMA	8.000%	6/15/2024		$61
82,850		GNMA	8.500	11/20/2030		95
18,024		GNMA	9.000	11/15/2016		20
7,485		GNMA	9.000	12/15/2016		8
10,350		GNMA	9.000	12/15/2016		11

		TOTAL MORTGAGE BACKED				3,745,891

MUNICIPAL BONDS - 0.02%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	8/1/2015	Aaa	2,094

		TOTAL MUNICIPAL BONDS				2,094

U.S. TREASURY SECURITIES - 17.06%
331,072,000		United States Treasury Bond	8.000	11/15/2021		468,623
22,000,000		United States Treasury Bond	6.380	8/15/2027		28,593
112,900,000		United States Treasury Bond	5.250	2/15/2029		131,053
13,861,000		United States Treasury Bond	5.380	2/15/2031		16,469
677,000		United States Treasury Bond	4.500	2/15/2036		727
7,038,000		United States Treasury Bond	5.000	5/15/2037		8,156
6,689,000		United States Treasury Bond	4.380	2/15/2038		7,046
21,495,000		United States Treasury Bond	3.500	2/15/2039		19,473
44,665,000		United States Treasury Bond	4.250	5/15/2039		46,207
1,000,000		United States Treasury Note	2.380	8/31/2010		1,018
13,000,000		United States Treasury Note	0.880	4/30/2011		13,036
32,762,500		United States Treasury Note	0.880	5/31/2011		32,841
55,020,000		United States Treasury Note	1.000	7/31/2011		55,177
112,642,500		United States Treasury Note	1.000	8/31/2011		112,841
26,650,000		United States Treasury Note	1.880	6/15/2012		27,066
68,154,000		United States Treasury Note	1.380	9/15/2012		68,037
25,195,000		United States Treasury Note	3.130	8/31/2013		26,406
131,829,000		United States Treasury Note	3.130	9/30/2013		138,142
62,337,000		United States Treasury Note	2.750	10/31/2013		64,334
189,533,000		United States Treasury Note	2.000	11/30/2013		189,798
15,679,000		United States Treasury Note	1.880	4/30/2014		15,493
10,967,000		United States Treasury Note	2.250	5/31/2014		11,000
44,610,000		United States Treasury Note	2.630	6/30/2014		45,405
1,185,000		United States Treasury Note	2.630	7/31/2014		1,205
21,800,000		United States Treasury Note	2.380	8/31/2014		21,882
32,735,000		United States Treasury Note	2.380	9/30/2014		32,819
300,000		United States Treasury Note	2.630	2/29/2016		297
9,800,000		United States Treasury Note	2.380	3/31/2016		9,539
18,075,000		United States Treasury Note	2.630	4/30/2016		17,841
19,130,000		United States Treasury Note	3.250	7/31/2016		19,578
50,464,000		United States Treasury Note	4.750	8/15/2017		56,232
20,666,000		United States Treasury Note	4.000	8/15/2018		21,817
9,317,900		United States Treasury Note	3.630	8/15/2019		9,564
25,000,000	j	United States Treasury Strip Principal	0.000	8/15/2027		11,724

		TOTAL U.S. TREASURY SECURITIES				1,729,439

		TOTAL GOVERNMENT BONDS				6,355,680

		(Cost $6,128,465)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

STRUCTURED ASSETS - 6.66%

ASSET BACKED - 3.19%
$ 5,000,000	g,i	American Express Credit Account Master Trust	0.520%	12/15/2013	Baa2	$4,798
		Series - 2006 1 (Class C)
2,850,000	g,i	American Express Credit Account Master Trust	0.590	12/15/2014	Baa2	2,665
		Series - 2007 5 (Class C)
5,689,424		AmeriCredit Automobile Receivables Trust	5.160	4/6/2012	Aa3	5,743
		Series - 2007 BF (Class A3A)
3,856,718		AmeriCredit Automobile Receivables Trust	5.640	9/6/2013	Aa3	3,932
		Series - 2006 AF (Class A4)
15,000,000	g,h	Avis Budget Rental Car Funding AESOP LLC	5.680	2/20/2014	Aaa	14,999
		Series - 2009 2A (Class A)
4,920,000	i	Capital One Auto Finance Trust	0.270	5/15/2013	Baa2	4,826
		Series - 2006 C (Class A4)
		Chase Funding Mortgage Loan Asset-Backed
2,386,530	i	Certificates	5.700	2/25/2035	Aa2	1,512
		Series - 2004 2 (Class 1M1)
		Chase Funding Mortgage Loan Asset-Backed
1,193,265	i	Certificates	5.700	2/25/2035	A2	612
		Series - 2004 2 (Class 1M2)
		Chase Funding Mortgage Loan Asset-Backed
937,565	i	Certificates	5.700	2/25/2035	Baa2	312
		Series - 2004 2 (Class 1B)
4,024,216		CIT Group Home Equity Loan Trust	6.200	2/25/2030	Aa2	3,465
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/2030	Ba3	87
		Series - 2002 2 (Class MF2)
30,062		CIT Group Home Equity Loan Trust	6.830	6/25/2033	Ca	1
		Series - 2002 2 (Class BF)
28,400,000		Citicorp Mortgage Securities, Inc	5.710	7/25/2036	Aaa	26,981
		Series - 2006 1 (Class A3)
14,455,180		Citicorp Mortgage Securities, Inc	5.560	9/25/2036	Aaa	13,880
		Series - 2006 2 (Class A3)
901,399	i	CNH Equipment Trust	1.190	12/15/2011	Aaa	902
		Series - 2007 C (Class A3B)
9,000,000		CNH Equipment Trust	5.280	11/15/2012	Aaa	9,474
		Series - 2009 A (Class A3)
876,000		CNH Equipment Trust	5.090	6/16/2014	A3	776
		Series - 2007 A (Class B)
731,143	i	Countrywide Home Equity Loan Trust	0.460	2/15/2029	B3	287
		Series - 2004 B (Class 1A)
5,655,512	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/2036	Aaa	5,169
		Series - 2007 MX1 (Class A1)
6,000,000		Discover Card Master Trust	5.650	12/15/2015	Aaa	6,587
		Series - 2008 A4 (Class A4)
25,000,000	g	Flagstar Home Equity Loan Trust	5.780	1/25/2035	B3	14,470
		Series - 2007 1A (Class AF3)
5,636,558		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/2029	Baa2	5,197
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/2029	Baa3	1,554
		Series - 2006 HLTV (Class A4)
4,166,667	g	Hertz Vehicle Financing LLC	5.010	2/25/2011	Baa2	4,194
		Series - 0 1A (Class A3)
2,083,333	g	Hertz Vehicle Financing LLC	5.010	2/25/2011	Baa2	2,097
		Series - 2005 2A (Class A4)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	3/20/2036	Aaa	3,766
		Series - 2007 1 (Class A3F)
3,729,745		HFC Home Equity Loan Asset Backed Certificates	5.910	3/20/2036	Aaa	3,765
		Series - 2007 1 (Class A1F)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 4,622,398		Household Automotive Trust	5.610%	8/17/2011	Aaa	$4,699
		Series - 2006 2 (Class A3)
41,000,000		Household Automotive Trust	5.340	9/17/2013	Aaa	42,951
		Series - 2006 3 (Class A4)
18,043,000	i	HOUSEHOLD CREDIT CARD MASTER NOTE TRUST I	0.290	4/15/2013	Aaa	17,868
		Series - 2007 1 (Class A)
27,000,000		Hyundai Auto Receivables Trust	5.150	5/15/2013	Aaa	28,221
		Series - 2006 B (Class A4)
4,222,062	g	JPMorgan Auto Receivables Trust	5.220	7/15/2015	A1	4,292
		Series - 2008 A (Class C)
2,448,359	g	JPMorgan Auto Receivables Trust	5.190	2/15/2011	Aaa	2,463
		Series - 2007 A (Class A3)
3,091,289	g	Marriott Vacation Club Owner Trust	5.520	5/20/2029	Aaa	2,611
		Series - 2007 1A (Class A)
18,244	g,m	New York City Tax Lien	5.930	11/10/2019	Aaa	18
		Series - 2006 AA (Class A)
1,093,035		Nissan Auto Lease Trust	5.100	7/16/2012	Aaa	1,095
		Series - 2006 A (Class A4)
6,500,000		Renaissance Home Equity Loan Trust	5.590	11/25/2036	Baa3	3,371
		Series - 2006 3 (Class AF3)
12,000,000	i	Residential Asset Mortgage Products, Inc	0.870	11/25/2034	Aa1	8,109
		Series - 2004 RS11 (Class M1)
720,380	i	Residential Asset Securities Corp	6.490	10/25/2030	Baa1	524
		Series - 2001 KS2 (Class AI6)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.520	4/25/2021	Aa1	6,344
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	8/25/2025	Aa3	9,154
		Series - 2006 HI5 (Class A3)
5,000,000		Residential Funding Mortgage Securities II, Inc	5.450	8/25/2034	B1	2,717
		Series - 2005 HI1 (Class A5)
6,088,444		Residential Funding Mortgage Securities II, Inc	5.750	2/25/2036	Aa1	5,783
		Series - 2006 HI2 (Class A2)
1,974,261		Residential Funding Mortgage Securities II, Inc	5.950	2/25/2036	Aa1	1,877
		Series - 2006 HI3 (Class A2)
6,000,000		Residential Funding Mortgage Securities II, Inc	5.960	2/25/2036	Aa3	3,745
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	2/25/2036	Aa1	1,182
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	2/25/2036	A2	95
		Series - 2006 HI1 (Class M2)
30,000,000		Residential Funding Mortgage Securities II, Inc	5.440	9/25/2036	Aa3	20,391
		Series - 2006 HI4 (Class A3)
9,628,000		Residential Funding Mortgage Securities II, Inc	5.450	9/25/2036	Aa1	8,933
		Series - 2006 HI4 (Class A2)
1,346,968	g	Sierra Receivables Funding Co	5.840	5/20/2018	Baa3	1,202
		Series - 2006 1A (Class A1)
289,580	g	Wachovia Auto Loan Owner Trust	5.230	8/22/2011	Aaa	290
		Series - 2006 2A (Class A3)
3,845,453	g,i	Wachovia Loan Trust	0.610	5/25/2035	Aaa	2,401
		Series - 2005 SD1 (Class A)

		TOTAL ASSET BACKED				322,387

OTHER MORTGAGE BACKED - 3.47%
2,130,000	i	Banc of America Commercial Mortgage, Inc	5.580	6/10/2039	Aaa	2,145
		Series - 2004 3 (Class A5)
6,400,000	i	Banc of America Commercial Mortgage, Inc	5.240	11/10/2042	Aaa	6,475
		Series - 2005 1 (Class A5)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 6,410,000		Banc of America Commercial Mortgage, Inc	5.360%	10/10/2045	Aaa	$5,456
		Series - 2006 6 (Class A4)
452,777		Bank of America Alternative Loan Trust	5.500	9/25/2019	Aaa	456
		Series - 2004 8 (Class 3A1)
5,075,000	i	Bear Stearns Commercial Mortgage Securities	5.470	6/11/2041	Aaa	5,057
		Series - 2004 PWR4 (Class A3)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	7/11/2042	Aaa	711
		Series - 2004 PWR5 (Class A5)
4,270,000	i	Bear Stearns Commercial Mortgage Securities	4.750	2/13/2046	Aaa	4,232
		Series - 2004 T16 (Class A6)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/2038	Aaa	3,312
		Series - 2006 PW14 (Class A4)
8,000,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/2041	Aaa	7,627
		Series - 2006 T24 (Class A4)
4,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.620	3/11/2039	Aaa	3,861
		Series - 2006 PW11 (Class A4)
13,500,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/2048	Aaa	12,460
		Series - 2006 CD3 (Class A5)
23,649,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/2049	Aaa	21,309
		Series - 2007 C9 (Class A4)
8,195,211		Countrywide Alternative Loan Trust	5.500	8/25/2016	Baa1	6,882
		Series - 2004 30CB (Class 1A15)
7,002,339		Countrywide Home Loan Mortgage Pass Through Trust	5.250	9/25/2035	NR	6,656
		Series - 2005 17 (Class 1A10)
15,692,159	g,i	Credit Suisse Mortgage Capital Certificates	0.420	4/15/2022	Aaa	11,630
		Series - 2007 TF2A (Class A1)
3,750,000	i	Credit Suisse Mortgage Capital Certificates	5.700	9/15/2040	NR	2,955
		Series - 2007 C5 (Class A4)
5,890,000		Credit Suisse Mortgage Capital Certificates	5.380	2/15/2040	Aaa	4,612
		Series - 2007 C1 (Class A3)
3,000,000	i	Credit Suisse Mortgage Capital Certificates	5.540	1/15/2049	Aaa	2,353
		Series - 2007 C2 (Class A3)
4,257,426	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.430	5/15/2023	Aaa	3,606
		Series - 2006 HC1A (Class A1)
4,415,000		CS First Boston Mortgage Securities Corp	3.940	5/15/2038	Aaa	4,345
		Series - 2003 C3 (Class A5)
9,128,000	i	CS First Boston Mortgage Securities Corp	5.100	8/15/2038	Aaa	8,885
		Series - 2005 C5 (Class A4)
1,690,224		First Horizon Asset Securities, Inc	5.500	11/25/2033	NR	1,678
		Series - 2003 9 (Class 1A4)
9,390,215	i	GMAC MORTGAGE CORP LOAN TRUST	4.600	10/19/2033	Aaa	9,138
		Series - 2003 AR1 (Class A5)
12,485,000	i	Greenwich Capital Commercial Funding Corp	6.120	7/10/2038	Aaa	11,423
		Series - 2006 GG7 (Class A4)
10,960,000		Greenwich Capital Commercial Funding Corp	5.440	3/10/2039	Aaa	9,713
		Series - 2007 GG9 (Class A4)
11,600,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/2049	Aaa	11,488
		Series - 2007 GG11 (Class A2)
16,765,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/2049	Aaa	15,096
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	4/10/2038	NR	5,789
		Series - 2006 GG6 (Class A4)
6,350,000		GS Mortgage Securities Corp II	5.560	11/10/2039	Aaa	5,581
		Series - 2006 GG8 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 5,600,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340%	5/15/2047	Aaa	$4,798
		Series - 2006 LDP9 (Class A3)
4,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.420	2/15/2020	Aaa	3,388
		Series - 2006 FL1A (Class A2)
11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.380	7/12/2037	Aaa	11,329
		Series - 2002 C1 (Class A3)
2,510,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050	4/15/2045	Aaa	2,547
		Series - 2006 LDP7 (Class A2)
17,090,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	6/12/2047	Aaa	14,684
		Series - 2007 CB18 (Class A4)
5,880,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	2/12/2049	Aaa	4,187
		Series - 2007 CB19 (Class AM)
4,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.800	2/12/2051	Aa3	2,142
		Series - 2008 C2 (Class AM)
7,799,000		LB-UBS Commercial Mortgage Trust	4.740	2/15/2030	Aaa	7,620
		Series - 2005 C1 (Class A4)
3,160,000		LB-UBS Commercial Mortgage Trust	4.390	3/15/2032	Aaa	3,158
		Series - 2003 C1 (Class A4)
5,682,000	i	LB-UBS Commercial Mortgage Trust	6.320	4/15/2041	Aaa	5,511
		Series - 2008 C1 (Class A2)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	7/12/2038	Aaa	3,074
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.840	5/12/2039	Aaa	2,347
		Series - 2006 C1 (Class A4)
3,365,000	g,i	Merrill Lynch Mortgage Trust	6.460	2/12/2051	A3	986
		Series - 2008 C1 (Class C)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.600	2/12/2039	Aaa	4,290
		Series - 2006 1 (Class A4)
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	8/12/2049	Aaa	3,962
		Series - 2007 8 (Class AM)
2,665,077		Morgan Stanley Capital I	4.690	6/13/2041	Aaa	2,696
		Series - 2004 T15 (Class A2)
7,400,000	i	Morgan Stanley Capital I	5.270	6/13/2041	Aaa	7,303
		Series - 2004 T15 (Class A4)
1,215,000		Morgan Stanley Capital I	5.330	11/12/2041	Aaa	1,105
		Series - 0 HQ10 (Class A4)
8,712,000		Morgan Stanley Capital I	5.170	1/14/2042	Aaa	8,746
		Series - 2005 HQ5 (Class A4)
8,350,000	i	Morgan Stanley Capital I	5.690	4/15/2049	Aaa	6,830
		Series - 2007 IQ14 (Class A4)
10,017,000		Morgan Stanley Capital I	5.810	12/12/2049	NR	8,573
		Series - 2007 IQ16 (Class A4)
3,710,298		Morgan Stanley Capital I	4.810	1/14/2042	Aaa	3,734
		Series - 2005 HQ5 (Class A2)
7,500,000	i	Morgan Stanley Capital I	5.940	10/15/2042	Aaa	7,063
		Series - 2006 IQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	3/15/2044	Aaa	5,712
		Series - 2007 IQ13 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 4,587,000	i	Morgan Stanley Capital I	5.730%	7/12/2044	Aaa	$4,382
		Series - 2006 HQ9 (Class A4)
1,911,726	g	Wachovia Amortization Controlled Heloc NIM	5.680	8/12/2047	A3	1,455
		Series - 2006 N1 (Class N1)
8,325,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.360	9/15/2021	A1	4,816
		Series - 2006 WL7A (Class A2)
5,000,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/2043	Aaa	3,389
		Series - 2007 C30 (Class AM)
2,600,000		Wachovia Bank Commercial Mortgage Trust	5.420	4/15/2047	Aaa	2,547
		Series - 2007 C31 (Class A2)
4,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	2/15/2051	Aaa	2,632
		Series - 2007 C33 (Class AM)
9,190,203	i	Wells Fargo Mortgage Backed Securities Trust	5.030	3/25/2036	NR	7,886
		Series - 2006 AR2 (Class 2A3)
6,587,457	i	Wells Fargo Mortgage Backed Securities Trust	5.860	4/25/2036	NR	5,107
		Series - 2006 AR4 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED				352,930

		TOTAL STRUCTURED ASSETS				675,317

		(Cost $726,213)

		TOTAL BONDS				10,000,332

		(Cost $9,672,711)

SHARES		COMPANY

PREFERRED STOCKS - 0.03%

MORTGAGE BACKED - 0.03%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)	8.38%	12/30/2049	Ca	852
1,527,061	*	Federal National Mortgage Association (FNMA)	8.25	12/30/2049	Ca	2,458

		Total MORTGAGE BACKED				3,310

		TOTAL PREFERRED STOCKS				3,310

		(Cost $49,941)

TIAA-CREF MUTUAL FUND- 0.05%
522,097	a	TIAA-CREF High-Yield Fund				4,720

		TOTAL TIAA-CREF MUTUAL FUND				4,720

		(Cost $4,829)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 9.90%

COMMERCIAL PAPER - 0.15%
$14,931,000	Societe Generale North America, Inc	0.000	10/14/2009	14,930

	TOTAL COMMERCIAL PAPER			14,930

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 8.76%
	Federal Home Loan Bank (FHLB)
5,996,000	FHLB	0.000	10/14/2009	5,996
	Federal Home Loan Mortgage Corp (FHLMC)
20,000,000	FHLMC	0.000	10/16/2009	19,999
20,000,000	FHLMC	0.000	10/9/2009	20,000
20,000,000	FHLMC	0.000	10/7/2009	20,000

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 43,089,000	FHLMC	0.000%	10/13/2009		$43,087
47,022,000	FHLMC	0.000	10/5/2009		47,021
62,394,000	FHLMC	0.000	10/6/2009		62,393
33,400,000	FHLMC	0.000	10/26/2009		33,397
55,919,000	FHLMC	0.000	10/19/2009		55,916
26,745,000	FHLMC	0.000	11/9/2009		26,741
33,080,000	FHLMC	0.000	11/2/2009		33,077
10,500,000	FHLMC	0.000	11/24/2009		10,498
	Federal National Mortgage Association (FNMA)
70,207,000	FNMA	0.000	10/14/2009		70,205
12,989,000	FNMA	0.000	10/28/2009		12,988
32,885,000	FNMA	0.000	10/21/2009		32,883
121,921,000	FNMA	0.000	10/15/2009		121,916
20,000,000	FNMA	0.000	10/23/2009		19,999
26,257,000	FNMA	0.000	10/20/2009		26,255
11,421,000	FNMA	0.000	10/29/2009		11,420
26,274,000	FNMA	0.000	10/19/2009		26,273
15,000,000	FNMA	0.000	10/1/2009		15,000
20,000,000	FNMA	0.000	10/26/2009		19,998
16,000,000	FNMA	0.000	10/2/2009		16,000
12,401,000	FNMA	0.000	10/30/2009		12,400
11,456,000	FNMA	0.000	11/6/2009		11,455
25,000,000	FNMA	0.000	11/19/2009		24,997
12,500,000	FNMA	0.000	11/18/2009		12,498
15,000,000	FNMA	0.000	11/16/2009		14,998
16,000,000	FNMA	0.000	11/2/2009		15,999
20,000,000	FNMA	0.000	11/20/2009		19,999
25,000,000	FNMA	0.000	12/1/2009		24,997

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				888,405

U.S. TREASURY BILLS - 0.99%
50,000,000	United States Treasury Bill	0.000	10/22/2009		49,992
50,000,000	United States Treasury Bill	0.000	10/8/2009		49,998

	TOTAL U.S. TREASURY BILLS				99,990

	TOTAL SHORT-TERM INVESTMENTS				1,003,325

	(Cost $1,003,287)

	TOTAL PORTFOLIO - 108.60%				11,011,687
	(Cost $10,730,768)
	OTHER ASSETS AND LIABILITIES, NET - (8.60)%				(872,103)

	NET ASSETS - 100.00%				$10,139,584

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
NR	Not Rated by Moody’s
plc	Public Limited Company
WR	Withdrawn Rating

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

†	As provided by Moody’s Investors Services
*	Non-income producing
a	Affiliated Holding.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2009 the value of these securities amounted to 449,467,156 or 4.43% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

Cost amounts are in thousands.

At September 30, 2009, the net unrealized appreciation on investment was $280,919,146, consisting of gross unrealized appreciation of $429,606,854 and gross unrealized depreciation of $(148,687,708).

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2009 - SEPTEMBER 30, 2009

Issue	Value at December 31, 2008	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at September 30, 2009	Value at September 30, 2009

TIAA-CREF High Yield Fund	$3,467,512	$293,365	$—	$—	$293,365	$—	522,097	$4,719,757
		$293,365	$—	$—	$293,365	$—	522,097	$4,719,757

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 99.16%

U.S. TREASURY SECURITIES - 99.16%
$ 402,467,618	k	United States Treasury Inflation Indexed Bonds	2.380%	1/15/2025	$421,961
270,426,171	k	United States Treasury Inflation Indexed Bonds	2.000	1/15/2026	269,834
214,331,544	k	United States Treasury Inflation Indexed Bonds	2.380	1/15/2027	225,249
206,730,800	k	United States Treasury Inflation Indexed Bonds	1.750	1/15/2028	198,074
266,339,288	k	United States Treasury Inflation Indexed Bonds	3.630	4/15/2028	329,262
213,056,316	k	United States Treasury Inflation Indexed Bonds	2.500	1/15/2029	228,969
314,265,496	k	United States Treasury Inflation Indexed Bonds	3.880	4/15/2029	404,617
83,427,196	k	United States Treasury Inflation Indexed Bonds	3.380	4/15/2032	103,007
174,193,577	k	United States Treasury Inflation Indexed Notes	3.500	1/15/2011	181,325
268,743,179	k	United States Treasury Inflation Indexed Notes	2.380	4/15/2011	276,722
107,272,287	k	United States Treasury Inflation Indexed Notes	3.380	1/15/2012	114,077
214,092,760	k	United States Treasury Inflation Indexed Notes	2.000	4/15/2012	221,854
356,791,696	k	United States Treasury Inflation Indexed Notes	3.000	7/15/2012	379,314
203,629,164	k	United States Treasury Inflation Indexed Notes	0.630	4/15/2013	203,184
341,111,734	k	United States Treasury Inflation Indexed Notes	1.880	7/15/2013	352,411
353,793,839	k	United States Treasury Inflation Indexed Notes	2.000	1/15/2014	366,398
114,991,060	k	United States Treasury Inflation Indexed Notes	1.250	4/15/2014	116,824
314,395,693	k	United States Treasury Inflation Indexed Notes	2.000	7/15/2014	326,775
308,954,529	k	United States Treasury Inflation Indexed Notes	1.630	1/15/2015	314,747
269,716,356	k	United States Treasury Inflation Indexed Notes	1.880	7/15/2015	278,651
263,075,222	k	United States Treasury Inflation Indexed Notes	2.000	1/15/2016	272,941
265,082,866	k	United States Treasury Inflation Indexed Notes	2.500	7/15/2016	284,136
229,131,527	k	United States Treasury Inflation Indexed Notes	2.380	1/15/2017	243,810
210,419,775	k	United States Treasury Inflation Indexed Notes	2.630	7/15/2017	228,437
210,277,400	k	United States Treasury Inflation Indexed Notes	1.630	1/15/2018	212,380
207,332,196	k	United States Treasury Inflation Indexed Notes	1.380	7/15/2018	205,259
202,624,180	k	United States Treasury Inflation Indexed Notes	2.130	1/15/2019	212,755
117,506,560	k	United States Treasury Inflation Indexed Notes	1.880	7/15/2019	120,958

		TOTAL U.S. TREASURY SECURITIES			7,093,931

		TOTAL GOVERNMENT BONDS			7,093,931

		(Cost $6,859,040)

		TOTAL PORTFOLIO - 99.16%			7,093,931
		(Cost $6,859,040)
		OTHER ASSETS AND LIABILITIES,NET - 0.84%			60,346

		NET ASSETS - 100.00%			$7,154,277

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

At September 30, 2009, the net unrealized appreciation on investment was $234,891,866, consisting of gross unrealized appreciation of $240,056,052 and gross unrealized depreciation of $(5,164,186).

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2009

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

BONDS - 38.38%

CORPORATE BONDS - 10.48%

AGENCY SECURITIES - 1.01%
$ 21,000,000	p	Citigroup Funding, Inc	1.880%	10/22/12	Aaa	$21,041
10,000,000	p	Citigroup Funding, Inc	2.250	12/10/12	Aaa	10,135
15,000,000	p	Citigroup Funding, Inc	2.000	3/30/12	Aaa	15,164
4,000,000	p	General Electric Capital Corp	2.200	6/8/12	Aaa	4,062
15,000,000	p	General Electric Capital Corp	2.250	3/12/12	Aaa	15,271
17,506,000	p	GMAC, Inc	2.200	12/19/12	Aaa	17,693

		TOTAL AGENCY SECURITIES				83,366

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
5,000,000		AutoZone, Inc	5.750	1/15/15	Baa2	5,324

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				5,324

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
5,000,000		Home Depot, Inc	5.880	12/16/36	Baa1	4,851
1,850,000		Home Depot, Inc	5.250	12/16/13	Baa1	1,972

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				6,823

BUSINESS SERVICES - 0.06%
5,000,000	p	Microsoft Corp	2.950	6/1/14	Aaa	5,067

		TOTAL BUSINESS SERVICES				5,067

CHEMICALS AND ALLIED PRODUCTS - 0.35%
1,000,000		Abbott Laboratories	3.750	3/15/11	A1	1,036
3,335,000		Air Products & Chemicals, Inc	4.380	8/21/19	A2	3,406
2,500,000		Amgen, Inc	6.400	2/1/39	A3	2,866
965,000		Clorox Co	5.450	10/15/12	Baa2	1,034
3,000,000		Colgate-Palmolive Co	3.150	8/5/15	Aa2	3,077
2,500,000		Praxair, Inc	5.250	11/15/14	A2	2,771
5,000,000		Praxair, Inc	4.500	8/15/19	A2	5,157
5,000,000		Praxair, Inc	4.380	3/31/14	A2	5,297
4,000,000		Procter & Gamble Co	4.600	1/15/14	Aa3	4,297

		TOTAL CHEMICALS AND ALLIED PRODUCTS				28,941

COMMUNICATIONS - 0.63%
5,000,000	g	Cellco Partnership	3.750	5/20/11	A2	5,159

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

$ 5,000,000		CenturyTel, Inc	6.150%	9/15/19	Baa3	$5,015
5,000,000	g	DirecTV Holdings LLC	5.880	10/1/19	Ba2	4,969
2,750,000	g	DirecTV Holdings LLC	4.750	10/1/14	Ba2	2,750
1,265,000		Sprint Capital Corp	8.380	3/15/12	Ba2	1,306
3,235,000		Sprint Nextel Corp	6.000	12/1/16	Ba2	2,887
3,900,000		Time Warner Cable, Inc	8.250	4/1/19	Baa2	4,714
3,500,000		Time Warner Cable, Inc	6.750	6/15/39	Baa2	3,785
3,200,000		Time Warner Cable, Inc	8.750	2/14/19	Baa2	3,942
2,500,000		Verizon Communications, Inc	4.350	2/15/13	A3	2,628
1,400,000		Verizon Communications, Inc	6.400	2/15/38	A3	1,496
5,000,000		Verizon Communications, Inc	6.350	4/1/19	A3	5,521
3,000,000		Verizon Communications, Inc	8.950	3/1/39	A3	4,110
1,000,000		Verizon New Jersey, Inc	5.880	1/17/12	Baa1	1,075
2,500,000		Viacom, Inc	4.380	9/15/14	Baa3	2,553

		TOTAL COMMUNICATIONS				51,910

DEPOSITORY INSTITUTIONS - 2.10%
3,325,000		American Express Co	8.130	5/20/19	A3	3,932
1,675,000		American Express Co	7.000	3/19/18	A3	1,843
5,000,000	i	American Express Credit Corp	0.400	10/4/10	A2	4,937
2,500,000	p	Bank of America Corp	2.380	6/22/12	Aaa	2,549
3,400,000		Bank of New York Mellon Corp	4.300	5/15/14	Aa2	3,600
2,675,000		Bank of New York Mellon Corp	5.450	5/15/19	Aa2	2,892
5,000,000		BB&T Corp	3.380	9/25/13	A1	5,020
5,000,000		BB&T Corp	3.850	7/27/27	A1	5,158
5,000,000		Capital One Bank USA NA	8.800	7/15/19	A3	5,780
3,500,000		Capital One Capital V	10.250	8/15/39	Baa2	3,868
4,000,000		Capital One Financial Corp	5.700	9/15/11	Baa1	4,179
3,000,000	p	CitiBank NA	1.380	8/10/11	Aaa	3,011
10,000,000	p	Citigroup, Inc	2.130	4/30/12	Aaa	10,142
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A3	2,752
8,800,000	g	Depfa ACS Bank	5.130	3/16/37	Aa2	6,628
5,000,000	i	First Tennessee Bank NA	0.590	2/14/11	A3	4,625
3,000,000		First Union National Bank of Florida	6.180	2/15/36	Aa3	3,148
5,000,000	e,p	JPMorgan Chase & Co	2.130	12/26/12	Aaa	5,067
4,500,000	e,p	KeyBank NA	3.200	6/15/12	Aaa	4,690
1,500,000	e	M&I Marshall & Ilsley Bank	5.300	9/8/11	A2	1,419
5,000,000	i	Manufacturers & Traders Trust Co	5.630	12/1/21	A3	4,053
3,612,000	i	Manufacturers & Traders Trust Co	5.590	12/28/20	A3	2,986
5,000,000		Mellon Funding Corp	6.400	5/14/11	Aa3	5,337
5,000,000		Mercantile Bankshares Corp	4.630	4/15/13	Baa1	4,959
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	A1	1,294
4,000,000	p	New York Community Bank	3.000	12/16/11	Aaa	4,119
6,100,000		Northern Trust Corp	4.630	5/1/14	A1	6,491
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	2,535
4,000,000	p	Regions Bank	3.250	12/9/11	Aaa	4,161
5,000,000		Silicon Valley Bank	5.700	6/1/12	A2	5,033
3,000,000	p	Sovereign Bank	2.750	1/17/12	Aaa	3,088
8,050,000	e,p	State Street Corp	2.150	4/30/12	Aaa	8,177
3,000,000		State Street Corp	4.300	5/30/14	A1	3,152
4,000,000		Union Bank of California NA	5.950	5/11/16	A3	3,977
3,000,000		US Bank NA	4.950	10/30/14	Aa2	3,218
5,000,000		Webster Bank	5.880	1/15/13	A3	4,197
3,100,000		Wells Fargo & Co	5.630	12/11/17	A1	3,256
5,000,000		Wells Fargo & Co	3.750	10/1/14	A1	4,975

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

$ 5,000,000	e,p	Wells Fargo & Co	2.130%	6/15/12	Aaa	$5,072
5,000,000		Wells Fargo Bank NA	4.750	2/9/15	Aa3	5,070
4,000,000		Zions Bancorporation	7.750	9/23/14	Baa3	3,580

		TOTAL DEPOSITORY INSTITUTIONS				173,970

EATING AND DRINKING PLACES - 0.02%
1,250,000		McDonald’s Corp	5.000	2/1/19	A3	1,330

		TOTAL EATING AND DRINKING PLACES				1,330

ELECTRIC, GAS, AND SANITARY SERVICES - 1.44%
1,875,000		AGL Capital Corp	5.250	8/15/19	Baa1	1,924
2,000,000		Atmos Energy Corp	8.500	3/15/19	Baa2	2,469
1,000,000		Avista Corp	5.130	4/1/22	Baa1	1,020
5,000,000		Avista Corp	5.950	6/1/18	Baa1	5,363
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	3/1/14	Baa1	5,682
2,000,000		Connecticut Light & Power	5.750	3/1/37	A2	2,160
1,200,000		Connecticut Light & Power Co	5.500	2/1/19	A2	1,299
3,784,988	g	Great River Energy	5.830	7/1/17	A3	4,011
5,000,000		Hawaiian Electric Industries, Inc	6.140	8/15/11	Baa2	5,229
3,000,000		Idaho Power Co	7.200	12/1/09	A3	3,029
5,000,000		Idaho Power Co	5.500	4/1/33	A3	4,903
2,500,000		Idaho Power Co	6.250	10/15/37	A3	2,710
7,500,000	g	International Transmission Co	4.450	7/15/13	A2	7,664
1,550,000		Laclede Gas Co	6.500	11/15/10	A2	1,605
2,000,000		Laclede Gas Co	6.150	6/1/36	A2	2,067
5,000,000		National Fuel Gas Co	6.500	4/15/18	Baa1	5,316
6,000,000		Nevada Power Co	6.650	4/1/36	Baa3	6,540
2,000,000		Nicor, Inc	6.580	2/15/28	Aa3	2,298
1,750,000		NiSource Finance Corp	10.750	3/15/16	Baa3	2,057
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A1	1,623
4,000,000	e	ONEOK Partners LP	5.900	4/1/12	Baa2	4,214
2,000,000		Pacific Gas & Electric Co	6.250	3/1/39	A3	2,288
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	6,353
500,000		Piedmont Natural Gas Co, Inc	7.800	9/29/10	A3	524
3,850,000		Portland General Electric Co	6.100	4/15/19	A3	4,352
2,500,000		PPL Electric Utilities Corp	6.250	5/15/39	A3	2,853
2,000,000		Puget Sound Energy, Inc	6.270	3/15/37	Baa1	2,173
2,000,000		Questar Pipeline Co	6.570	9/26/11	A3	2,152
2,000,000		San Diego Gas & Electric Co	6.000	6/1/39	Aa3	2,291
2,800,000		Southern California Edison Co	6.050	3/15/39	A1	3,227
5,000,000		Spectra Energy Capital LLC	5.650	3/1/20	Baa2	5,126
2,500,000		Tennessee Gas Pipeline Co	8.000	2/1/16	Baa3	2,838
2,500,000		Texas Eastern Transmission LP	7.300	12/1/10	Baa1	2,622
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	6/15/18	Baa2	3,251
5,000,000		Washington Gas Light Co	5.440	8/11/25	A2	4,589
1,000,000		Wisconsin Power & Light Co	5.000	7/15/19	A2	1,030

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				118,852

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.05%
2,500,000		Whirlpool Corp	8.000	5/1/12	Baa3	2,699
1,100,000		Whirlpool Corp	8.600	5/1/14	Baa3	1,230

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,929

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

FABRICATED METAL PRODUCTS - 0.05%
$ 4,000,000		Stanley Works	5.000%	3/15/10	A3	$4,051

		TOTAL FABRICATED METAL PRODUCTS				4,051

FOOD AND KINDRED PRODUCTS - 0.21%
5,000,000	e	Coca-Cola Enterprises, Inc	5.000	8/15/13	A3	5,373
1,500,000		Coca-Cola Enterprises, Inc	4.500	8/15/19	A3	1,542
5,000,000		General Mills, Inc	5.650	2/15/19	Baa1	5,415
1,600,000	g	HJ Heinz Finance Co	7.130	8/1/39	Baa2	1,894
535,000		Kraft Foods, Inc	6.130	2/1/18	Baa2	567
2,000,000		PepsiCo, Inc	7.900	11/1/18	Aa2	2,525

		TOTAL FOOD AND KINDRED PRODUCTS				17,316

FOOD STORES - 0.01%
1,000,000		Safeway, Inc	5.000	8/15/19	Baa2	1,023

		TOTAL FOOD STORES				1,023

FURNITURE AND FIXTURES - 0.05%
4,000,000		Leggett & Platt, Inc	4.700	4/1/13	Baa1	4,033

		TOTAL FURNITURE AND FIXTURES				4,033

GENERAL BUILDING CONTRACTORS - 0.06%
3,000,000		Lennar Corp	5.130	10/1/10	B3	2,993
2,000,000		Ryland Group, Inc	5.380	5/15/12	Ba3	2,000

		TOTAL GENERAL BUILDING CONTRACTORS				4,993

GENERAL MERCHANDISE STORES - 0.04%
2,500,000		TJX Cos, Inc	6.950	4/15/19	A3	2,935

		TOTAL GENERAL MERCHANDISE STORES				2,935

HEALTH SERVICES - 0.14%
5,000,000		Howard Hughes Medical Institute	3.450	9/1/14	Aaa	5,109
5,000,000		Providence Health & Services	5.050	10/1/14	Aa2	5,135
1,500,000		Quest Diagnostics, Inc	6.400	7/1/17	Baa3	1,631

		TOTAL HEALTH SERVICES				11,875

HOLDING AND OTHER INVESTMENT OFFICES - 0.29%
5,000,000		ANDREW W MELLON FOUNDATION	3.950	8/1/14	Aaa	5,223
5,000,000		Brandywine Operating Partnership LP	7.500	5/15/15	Baa3	5,002
1,000,000		Duke Realty LP	8.250	8/15/19	Baa2	1,044
1,000,000		Duke Realty LP	7.380	2/15/15	Baa2	1,031
3,000,000		Highwoods Properties, Inc	5.850	3/15/17	Ba1	2,642
5,000,000		Kimco Realty Corp	5.300	2/22/11	Baa1	5,051
1,160,000		Liberty Property LP	7.250	3/15/11	Baa2	1,205
3,000,000		Washington Real Estate Investment Trust	5.130	3/15/13	Baa1	2,891

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				24,089

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL		ISSUER	RATE	DATE	RATING†	(000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.36%
$ 4,340,000		Deere & Co	8.100%	5/15/30	A2	$5,727
2,500,000		Dell, Inc	5.880	6/15/19	A2	2,680
1,500,000		Dell, Inc	3.380	6/15/12	A2	1,554
3,875,000		Hewlett-Packard Co	2.950	8/15/12	A2	3,973
2,000,000		Ingersoll-Rand Global Holding Co Ltd	9.500	4/15/14	Baa1	2,363
7,775,000		Smith International, Inc	6.750	2/15/11	Baa1	7,976
5,000,000		Timken Co	6.000	9/15/14	Baa3	5,194

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				29,467

INSTRUMENTS AND RELATED PRODUCTS - 0.47%
5,000,000		Agilent Technologies, Inc	4.450	9/12/12	Baa3	5,054
5,000,000		Baxter International, Inc	4.500	8/15/19	A3	5,128
2,000,000		Becton Dickinson and Co	6.000	5/15/39	A2	2,257
4,000,000		Becton Dickinson and Co	5.000	5/15/19	A2	4,225
3,000,000		Boston Scientific Corp	6.250	11/15/15	Ba1	3,026
3,500,000		Medtronic, Inc	4.750	9/15/15	A1	3,792
2,500,000		Medtronic, Inc	6.500	3/15/39	A1	3,000
5,000,000		St. Jude Medical, Inc	4.880	7/15/19	Baa1	5,151
1,750,000		Thermo Fisher Scientific, Inc	5.000	6/1/15	Baa2	1,820
5,000,000		Xerox Corp	8.250	5/15/14	Baa2	5,683

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				39,136

INSURANCE CARRIERS - 0.68%
5,000,000		Aflac, Inc	8.500	5/15/19	A2	5,960
2,800,000	g	Anthem Insurance Co, Inc	9.130	4/1/10	A3	2,871
3,500,000		Cincinnati Financial Corp	6.130	11/1/34	A3	2,839
2,500,000	i	Hartford Life Global Funding Trusts	0.400	3/15/11	A3	2,402
5,000,000	g	Health Care Service Corp	7.750	6/15/11	A1	5,233
1,200,000	g	Jackson National Life Global Funding	6.130	5/30/12	A1	1,233
1,945,000	g	John Hancock Global Funding II	7.900	7/2/10	Aa3	2,022
5,000,000		Markel Corp	7.130	9/30/19	Baa2	5,186
2,000,000	e	Markel Corp	6.800	2/15/13	Baa2	2,028
5,300,000		Markel Corp	7.350	8/15/34	Baa2	5,141
5,000,000	g	Nationwide Life Global Funding I	5.350	3/15/11	A1	4,953
3,000,000		Progressive Corp	6.380	1/15/12	A1	3,129
1,036,000		Protective Life Corp	4.300	6/1/13	Baa2	984
2,500,000		Protective Life Secured Trusts	4.850	8/16/10	A2	2,535
2,500,000		Protective Life Secured Trusts	4.000	4/1/11	A2	2,483
2,000,000		Travelers Cos, Inc	5.900	6/2/19	A2	2,241
5,000,000	e	Unum Group	7.130	9/30/16	Ba1	5,059

		TOTAL INSURANCE CARRIERS				56,299

MEMBERSHIP ORGANIZATIONS - 0.06%
5,000,000		Nature Conservancy	6.300	7/1/19	Aa2	5,197

		TOTAL MEMBERSHIP ORGANIZATIONS				5,197

MISCELLANEOUS RETAIL - 0.08%
3,000,000		CVS Caremark Corp	5.750	6/1/17	Baa2	3,212
758,947	g	CVS Caremark Corp	5.300	1/11/27	Baa2	685
2,150,000		Staples, Inc	7.750	4/1/11	Baa2	2,322
500,000		Staples, Inc	9.750	1/15/14	Baa2	601

		TOTAL MISCELLANEOUS RETAIL				6,820

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

MOTION PICTURES - 0.10%
$ 5,234,000		Time Warner Entertainment Co LP	10.150%	5/1/12	Baa2	$6,060
2,000,000		Time Warner, Inc	6.750	4/15/11	Baa2	2,138

		TOTAL MOTION PICTURES				8,198

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
2,500,000	e	Vulcan Materials Co	6.300	6/15/13	Baa2	2,674

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				2,674

OIL AND GAS EXTRACTION - 0.64%
5,000,000		Apache Corp	5.250	4/15/13	A3	5,364
3,000,000		Apache Corp	6.000	1/15/37	A3	3,338
3,500,000		Chesapeake Energy Corp	6.500	8/15/17	Ba3	3,211
2,500,000		Devon Energy Corp	6.300	1/15/19	Baa1	2,758
5,000,000		Diamond Offshore Drilling, Inc	4.880	7/1/15	Baa1	5,201
3,000,000		EOG Resources, Inc	5.630	6/1/19	A3	3,284
5,000,000		EQT Corp	8.130	6/1/19	Baa1	5,707
2,500,000		Noble Energy, Inc	8.250	3/1/19	Baa2	3,018
3,000,000		Questar Market Resources, Inc	6.050	9/1/16	Baa3	3,021
2,500,000		Rowan Cos, Inc	3.530	5/1/20	NR	2,546
5,000,000		SEACOR Holdings, Inc	7.380	10/1/19	Ba1	5,022
2,000,000		Valero Logistics Operations LP	6.050	3/15/13	Baa3	2,053
2,500,000		XTO Energy, Inc	6.380	6/15/38	Baa2	2,659
5,000,000		XTO Energy, Inc	6.250	4/15/13	Baa2	5,441

		TOTAL OIL AND GAS EXTRACTION				52,623

PAPER AND ALLIED PRODUCTS - 0.18%
4,000,000		Bemis Co, Inc	6.800	8/1/19	Baa1	4,464
1,000,000		Bemis Co, Inc	5.650	8/1/14	Baa1	1,062
3,860,000		International Paper Co	7.500	8/15/21	Baa3	4,090
5,000,000		MeadWestvaco Corp	7.380	9/1/19	Ba1	5,238

		TOTAL PAPER AND ALLIED PRODUCTS				14,854

PETROLEUM AND COAL PRODUCTS - 0.12%
2,500,000		Hess Corp	8.130	2/15/19	Baa2	3,003
5,000,000		Marathon Oil Corp	5.900	3/15/18	Baa1	5,226
1,430,000		Marathon Oil Corp	6.500	2/15/14	Baa1	1,575

		TOTAL PETROLEUM AND COAL PRODUCTS				9,804

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	8/15/33	Baa2	2,677

		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,677

PRINTING AND PUBLISHING - 0.03%
2,500,000		Dun & Bradstreet Corp	5.500	3/15/11	A3	2,566

		TOTAL PRINTING AND PUBLISHING				2,566

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

RAILROAD TRANSPORTATION - 0.30%
$ 5,000,000		Burlington Northern Santa Fe Corp	4.700%	10/1/19	Baa1	$5,060
1,440,000		CSX Corp	6.150	5/1/37	Baa3	1,525
1,900,000		CSX Transportation, Inc	7.820	4/1/11	NR	2,049
5,000,000		Norfolk Southern Corp	5.900	6/15/19	Baa1	5,559
2,500,000	g	Norfolk Southern Corp	5.750	1/15/16	Baa1	2,732
4,815,000		Norfolk Southern Corp	5.640	5/17/29	Baa1	5,017
2,500,000		Norfolk Southern Corp	5.590	5/17/25	Baa1	2,579
202,668	g	Sea-Land Service, Inc	6.600	1/2/11	Baa3	202
202,668	g	Sea-Land Service, Inc	6.600	1/2/11	Baa3	202
202,668	g	Sea-Land Service, Inc	6.600	1/2/11	Baa3	202

		TOTAL RAILROAD TRANSPORTATION				25,127

SECURITY AND COMMODITY BROKERS - 0.14%
3,500,000		Charles Schwab Corp	4.950	6/1/14	A2	3,690
3,000,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	2,160
3,500,000	e	Goldman Sachs Group, Inc	3.630	8/1/12	A1	3,593
2,000,000		Goldman Sachs Group, Inc	6.000	5/1/14	A1	2,175

		TOTAL SECURITY AND COMMODITY BROKERS				11,618

SOCIAL SERVICES - 0.13%
4,000,000		American National Red Cross	5.570	11/15/17	Baa1	3,747
2,000,000		American National Red Cross	5.390	11/15/12	Baa1	2,029
5,145,000		Salvation Army	5.640	9/1/26	Aa3	5,085

		TOTAL SOCIAL SERVICES				10,861

STONE, CLAY, AND GLASS PRODUCTS - 0.04%
2,500,000	e	3M Co	6.380	2/15/28	Aa2	2,860

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,860

TRANSPORTATION BY AIR - 0.09%
2,000,000	g	Delta Air Lines, Inc	9.500	9/15/14	Ba2	2,000
2,500,000		FedEx Corp	7.380	1/15/14	Baa2	2,819
5,000,000	i	JetBlue Airways Corp	0.890	11/15/16	B2	2,900

		TOTAL TRANSPORTATION BY AIR				7,719

TRANSPORTATION EQUIPMENT - 0.09%
5,000,000	g	Harley-Davidson Funding Corp	6.800	6/15/18	A2	4,869
2,828,464	g	Southern Capital Corp	5.700	6/30/22	Ba2	1,584
1,000,000		Union Tank CAR Co	6.790	5/1/10	A1	1,028

		TOTAL TRANSPORTATION EQUIPMENT				7,481

TRANSPORTATION SERVICES - 0.11%
		United Parcel Service of America, Inc (Step Bond 8.375
1,360,000		until 04/01/20, 7.620 until 04/01/30)	8.380	4/1/30	Aa3	1,773
3,750,000		United Parcel Service, Inc	3.880	4/1/14	Aa3	3,932
2,500,000		United Parcel Service, Inc	8.380	4/1/20	Aa3	3,288

		TOTAL TRANSPORTATION SERVICES				8,993

WHOLESALE TRADE-DURABLE GOODS - 0.04%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,971

		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,971

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
$ 2,800,000		Airgas, Inc	4.500%	9/15/14	Baa3	$2,850
2,500,000		Procter & Gamble Co	8.750	6/1/22	Aa3	3,333
2,500,000		SYSCO Corp	6.630	3/17/39	A1	3,056

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				9,239

		TOTAL CORPORATE BONDS				867,011

		(Cost $834,500)

GOVERNMENT BONDS - 25.46%
AGENCY SECURITIES - 2.29%
7,706,761		Cal Dive I- Title XI, Inc	4.930	2/1/27	NR	8,075
11,900,000		Federal Farm Credit Bank (FFCB)	2.630	4/21/11	Aaa	12,215
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	Aaa	6,008
11,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.130	9/21/12	Aaa	11,140
7,780,000		FHLMC	2.500	4/23/14	Aaa	7,793
5,500,000		FHLMC	3.750	3/27/19	Aaa	5,503
5,000,000		FHLMC	3.250	7/16/10	Aaa	5,111
3,000,000		FHLMC	3.500	5/29/13	Aaa	3,154
2,000,000		FHLMC	4.130	12/21/12	Aaa	2,146
12,000,000		Federal National Mortgage Association (FNMA)	2.500	5/15/14	Aaa	11,974
13,500,000		FNMA	3.000	9/16/14	Aaa	13,723
7,000,000		FNMA	1.380	4/28/11	Aaa	7,061
3,700,000		FNMA	3.250	8/12/10	Aaa	3,788
4,000,000	j	Government Trust Certificate	0.000	4/1/21	NR	2,297
21,875,000	i	India Government AID Bond	0.580	2/1/27	NR	19,683
3,780,954		New Valley Generation II	5.570	5/1/20	Aaa	4,071
3,757,180		New Valley Generation III	4.930	1/15/21	Aaa	3,742
451,467	m	New Valley Generation III	4.690	1/15/22	Aaa	435
1,486,956		Overseas Private Investment Corp	5.410	12/15/11	NR	1,541
2,192,696		Overseas Private Investment Corp	3.420	1/15/15	NR	2,232
4,625,101		Overseas Private Investment Corp	5.140	12/15/23	NR	4,925
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,824
6,900,000		Private Export Funding Corp	3.550	4/15/13	Aaa	7,258
10,000,000		Private Export Funding Corp	4.380	3/15/19	Aaa	10,332
6,085,000		Private Export Funding Corp	4.970	8/15/13	Aaa	6,684
1,050,000		Private Export Funding Corp	4.550	5/15/15	Aaa	1,136
5,007,000		US Department of Housing and Urban Development	5.380	8/1/18	NR	5,565
10,279,127	g	US Trade Funding Corp	4.260	11/15/14	NR	10,999

		TOTAL AGENCY SECURITIES				189,415

FOREIGN GOVERNMENT BONDS - 1.19%
4,000,000	g	Belgium Government International Bond	2.880	9/15/14	Aa1	4,006
3,900,000		Canada Government International Bond	2.380	9/10/14	Aaa	3,877
1,500,000		Development Bank of Japan	4.250	6/9/15	Aa2	1,565
2,750,000		Eksportfinans A/S	5.000	2/14/12	Aa1	2,951
2,000,000		European Investment Bank	4.880	2/15/36	Aaa	2,050
5,000,000	g	Federal Republic of Germany	3.880	6/1/10	Aaa	5,102
6,082,000		Hydro Quebec	8.400	1/15/22	Aa2	8,062
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	5,366
2,850,000		Italy Government International Bond	5.380	6/12/17	NR	3,113

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 5,350,000		Japan Finance Corp	2.000%	6/24/11	Aa2	$5,418
5,000,000		Oesterreichische Kontrollbank AG.	5.000	4/25/17	Aaa	5,330
5,000,000		Province of Manitoba Canada	5.000	2/15/12	Aa1	5,200
8,700,000		Province of Ontario Canada	4.100	6/16/14	Aa1	9,198
2,500,000		Province of Ontario Canada	3.130	9/8/10	Aa1	2,558
10,000,000	e	Province of Ontario Canada	2.630	1/20/12	Aa1	10,255
6,000,000		Province of Ontario Canada	4.000	10/7/19	Aa1	5,996
5,000,000		Province of Quebec Canada	7.500	9/15/29	Aa2	6,628
10,000,000		Province of Saskatchewan Canada	8.000	2/1/13	Aa1	11,443

		TOTAL FOREIGN GOVERNMENT BONDS				98,118

MORTGAGE BACKED - 14.58%
2,757,020		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	4/1/38		2,853
5,601,420		FGLMC	6.000	2/1/38		5,919
8,827,484		FGLMC	5.000	4/1/38		9,135
10,148,159		FGLMC	5.500	12/1/33		10,683
5,526,182		FGLMC	5.500	7/1/38		5,792
4,484,706		FGLMC	4.500	3/1/23		4,651
4,802,201		FGLMC	7.000	5/1/35		5,283
18,005,128		FGLMC	7.000	12/1/33		19,807
2,563,625		FGLMC	5.500	1/1/19		2,749
5,657,467		FGLMC	4.500	11/1/18		5,976
6,307,389		FGLMC	4.500	1/1/19		6,639
4,932,612		FGLMC	5.500	9/1/33		5,191
2,280,307		FGLMC	5.000	2/1/19		2,421
339,414		FGLMC	6.500	12/1/16		364
2,840,812		FGLMC	6.000	9/1/37		3,005
638,211		FGLMC	6.000	12/1/17		683
4,851,305		FGLMC	4.500	11/1/18		5,125
3,755,870		FGLMC	4.500	10/1/18		3,968
5,468,916		FGLMC	4.500	9/1/35		5,556
2,203,493		FGLMC	5.000	10/1/35		2,285
1,889,530		FGLMC	6.000	5/1/35		2,003
2,152,670		FGLMC	6.000	5/1/35		2,282
1,683,575		FGLMC	6.000	5/1/35		1,785
1,563,207		FGLMC	5.500	12/1/34		1,644
4,193,747		FGLMC	5.500	9/1/33		4,413
827,388		FGLMC	6.000	5/1/35		877
2,389,105		FGLMC	5.500	6/1/35		2,510
1,032,771		FGLMC	6.000	5/1/35		1,095
10,492,853		FGLMC	5.000	9/1/35		10,880
578,525		FGLMC	6.000	5/1/35		613
6,240,175		FGLMC	4.500	9/1/35		6,339
2,191,040		FGLMC	4.500	9/1/35		2,226
2,318,758		FGLMC	6.000	8/1/35		2,458
38,475		FGLMC	6.000	3/1/11		40
119,650		FGLMC	8.000	1/1/31		136
913,010		FGLMC	4.500	12/1/35		927
364,133		FGLMC	7.000	10/1/20		405
2,848,281		FGLMC	5.000	11/1/35		2,953
3,474,935		FGLMC	4.500	7/1/33		3,538
13,772,799		FGLMC	4.500	6/1/21		14,420
24,245		FGLMC	7.000	5/1/23		27
3,745,992		FGLMC	4.500	6/1/21		3,922
413,627		FGLMC	4.500	7/1/20		433

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 589,347		FGLMC	6.500%	5/1/36	$629
2,382,615		FGLMC	6.500	10/1/36	2,544
11,903,649		FGLMC	5.000	1/1/34	12,362
1,780,271		FGLMC	7.000	1/1/36	1,935
1,668,010		FGLMC	5.000	2/1/36	1,730
4,031,085		FGLMC	5.000	7/1/39	4,171
5,962,563		FGLMC	4.000	6/1/39	5,902
5,006,168		FGLMC	4.000	7/1/24	5,101
5,000,000		FGLMC	6.500	10/15/39	5,328
1,935,426		FGLMC	5.000	4/1/23	2,034
1,987,803		FGLMC	4.500	9/1/24	2,060
2,508,582		FGLMC	6.000	9/1/34	2,665
4,431,366		FGLMC	6.500	11/1/37	4,730
1,830,622		FGLMC	4.500	1/1/20	1,927
16,000,000		FGLMC	6.000	10/15/39	16,885
1,977,691		FGLMC	4.500	5/1/39	2,003
3,982,618		FGLMC	5.500	1/1/39	4,174
3,516,700		FGLMC	5.000	5/1/34	3,650
11,929,440		FGLMC	4.500	6/1/39	12,085
24,613,106		FGLMC	5.500	4/1/36	25,857
2,877,315		FGLMC	6.000	11/1/38	3,041
7,621,579	i	Federal Home Loan Mortgage Corp (FHLMC)	5.870	4/1/37	8,011
8,092,549	i	FHLMC	5.740	2/1/37	8,532
4,175,378	i	FHLMC	3.650	2/1/36	4,228
2,032,352	i	FHLMC	4.860	9/1/36	2,088
10,211,489	i	FHLMC	5.770	3/1/37	10,755
6,765,599	i	FHLMC	5.830	8/1/37	7,188
12,625,249	i	FHLMC	5.840	9/1/37	13,407
6,502,330	i	FHLMC	5.790	7/1/36	6,855
12,297,039	i	FHLMC	6.070	9/1/36	13,039
6,124,203	i	Federal National Mortgage Association (FNMA)	5.770	12/1/36	6,458
4,149,560	i	FNMA	5.930	7/1/36	4,376
1,909,641		FNMA	6.500	8/1/37	2,044
5,287,805		FNMA	6.500	3/1/37	5,664
1,277,279		FNMA	6.500	8/1/37	1,367
3,257,174		FNMA	6.000	9/1/37	3,444
3,566,680		FNMA	6.000	9/1/37	3,771
1,359,432		FNMA	7.000	4/1/37	1,485
3,069,596		FNMA	6.500	9/1/36	3,288
2,153,027		FNMA	7.000	2/1/37	2,352
27,052,900	i	FNMA	5.880	1/1/37	28,550
1,549,168		FNMA	6.500	2/1/36	1,659
11,122,418		FNMA	5.500	10/1/35	11,681
4,808,659		FNMA	5.000	10/1/35	4,985
783,146		FNMA	6.000	7/1/35	830
737,753		FNMA	5.500	5/1/35	775
454,091		FNMA	5.500	5/1/35	477
6,581,003		FNMA	5.500	11/1/35	6,911
1,077,902		FNMA	6.500	2/1/36	1,156
2,163,770		FNMA	5.500	4/1/35	2,272
10,289,632		FNMA	4.000	10/1/35	10,205
2,823,687	i	FNMA	5.740	2/1/36	2,975
6,808,819	i	FNMA	5.850	6/1/36	7,190
3,123,585		FNMA	6.500	9/1/37	3,344
5,270,252		FNMA	5.000	8/1/35	5,463
11,909,171		FNMA	4.500	5/1/35	12,146

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 4,329,510		FNMA	5.000%	2/1/37	$4,479
1,628,204		FNMA	5.000	3/1/20	1,730
2,411,573		FNMA	5.000	3/1/21	2,562
807,392		FNMA	6.000	12/1/34	858
9,224,225		FNMA	5.000	7/1/23	9,686
14,000,000		FNMA	5.000	10/25/38	14,459
3,664,289		FNMA	5.500	5/1/35	3,848
46,000,000		FNMA	6.000	10/25/38	48,531
45,000,000		FNMA	6.500	10/25/38	48,094
2,761,232		FNMA	5.000	12/1/17	2,935
1,645,346		FNMA	6.500	9/1/37	1,761
1,863,640	i	FNMA	5.890	10/1/37	1,959
5,499,409		FNMA	7.000	11/1/37	6,007
2,153,259		FNMA	6.000	9/1/37	2,277
918,326		FNMA	6.500	9/1/37	983
2,714,042		FNMA	6.000	9/1/37	2,869
526,200		FNMA	6.500	3/1/38	563
1,378,900		FNMA	6.500	3/1/38	1,476
4,823,226		FNMA	4.500	3/1/23	5,005
3,107,603		FNMA	6.500	3/1/38	3,327
127,149		FNMA	6.500	2/1/38	136
362,778		FNMA	6.500	1/1/38	388
909,805		FNMA	5.500	6/1/33	957
388,352		FNMA	5.500	4/1/18	416
604,196		FNMA	5.000	3/1/34	627
523,249		FNMA	5.000	3/1/34	543
1,344,081		FNMA	5.000	3/1/34	1,395
56,901		FNMA	5.500	5/1/18	61
402,319		FNMA	5.000	2/1/33	418
261,661		FNMA	6.500	10/1/16	282
600,000		FNMA	4.000	2/25/19	609
481,572		FNMA	6.500	2/1/18	518
4,299,734		FNMA	4.500	3/25/33	4,511
23,633,210		FNMA	5.000	3/1/34	24,535
1,941,050		FNMA	5.000	11/1/33	2,015
3,113,694		FNMA	5.500	4/1/36	3,270
6,039,675		FNMA	5.500	11/1/18	6,464
316,667		FNMA	4.500	9/1/33	323
1,350,408		FNMA	5.000	10/1/33	1,402
1,486,424		FNMA	5.000	10/1/33	1,543
2,000,625		FNMA	4.580	5/1/14	2,112
461,183		FNMA	5.000	3/1/34	479
1,233,355		FNMA	5.500	7/1/33	1,298
1,366,350		FNMA	5.000	8/1/33	1,418
2,330,186		FNMA	4.500	8/1/33	2,377
3,754,865		FNMA	4.020	8/1/13	3,904
407,590		FNMA	6.000	1/1/19	439
89,907		FNMA	7.000	4/1/12	95
437,791		FNMA	6.000	2/1/19	471
80,144		FNMA	5.000	6/1/13	83
1,006,288		FNMA	6.500	4/1/17	1,086
10,441		FNMA	7.500	10/1/11	11
111,442		FNMA	8.000	7/1/24	126
336		FNMA	7.500	10/1/11	0	^
7,970		FNMA	8.500	11/1/14	9
6,549		FNMA	8.000	7/1/11	7

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 11,778	FNMA	7.500%	6/1/11	$12
243,372	FNMA	5.000	1/1/24	255
1,694	FNMA	7.500	10/1/11	2
6,613,985	FNMA	5.000	9/1/35	6,856
2,716,428	FNMA	4.440	7/1/13	2,855
3,029,199	FNMA	4.530	10/1/14	3,189
4,180,759	FNMA	4.270	6/1/14	4,363
3,156	FNMA	7.500	8/1/11	3
57,524	FNMA	4.500	6/1/34	59
724,152	FNMA	5.500	2/1/24	769
20,803,646	FNMA	5.000	10/1/25	21,772
43,838	FNMA	8.000	3/1/23	49
3,356	FNMA	7.500	9/1/11	3
177,560	FNMA	4.500	7/1/34	181
56,770	FNMA	4.500	5/1/34	58
4,800,216	FNMA	6.000	5/1/35	5,089
247,547	FNMA	4.500	6/1/34	252
53,505	FNMA	4.500	6/1/34	55
73,341	FNMA	4.500	6/1/34	75
99,376	FNMA	4.500	8/1/34	101
165,683	FNMA	4.500	3/1/19	175
1,197,301	FNMA	4.500	5/1/34	1,220
3,284,890	FNMA	5.000	1/1/19	3,490
65,243	FNMA	4.500	5/1/34	67
202,897	FNMA	7.000	1/1/34	223
3,972,622	FNMA	5.000	4/1/34	4,121
183,012	FNMA	4.500	7/1/34	187
2,700,791	FNMA	5.500	6/1/35	2,836
3,314,532	FNMA	5.500	6/1/35	3,481
753,454	FNMA	5.500	3/1/35	791
892,450	FNMA	5.500	5/1/35	937
251,114	FNMA	7.500	6/1/35	278
2,637,213	FNMA	5.500	6/1/35	2,770
2,859,562	FNMA	5.500	4/1/35	3,003
1,494,670	FNMA	4.500	8/1/34	1,523
49,035	FNMA	4.500	9/1/34	50
56,997	FNMA	4.500	7/1/34	58
2,000,040	FNMA	5.500	4/1/35	2,100
3,518,791	FNMA	5.500	1/1/35	3,698
10,765,654	FNMA	5.500	1/1/35	11,313
1,507,903	FNMA	5.500	1/1/34	1,586
2,793,930	FNMA	5.500	11/1/33	2,939
372,200	FNMA	5.500	12/1/33	392
936,479	FNMA	5.500	12/1/33	985
494,349	FNMA	5.500	12/1/33	520
2,162,369	FNMA	5.500	11/1/33	2,275
2,352,911	FNMA	5.500	11/1/33	2,475
3,870,673	FNMA	5.000	12/1/18	4,112
1,907,578	FNMA	5.500	11/1/33	2,007
600,888	FNMA	4.500	5/1/19	633
1,578,441	FNMA	5.500	11/1/33	1,661
4,057,809	FNMA	6.000	1/1/39	4,287
3,830,454	FNMA	5.500	2/1/39	4,013
4,815,343	FNMA	4.500	2/1/39	4,885
4,066,017	FNMA	6.000	1/1/39	4,295
14,537,222	FNMA	4.500	2/1/39	14,746

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,863,216		FNMA	4.000%	5/1/24	$5,974
4,585,727	i	FNMA	5.240	9/1/38	4,831
24,764,289		FNMA	4.500	5/1/39	25,118
25,638,987		FNMA	5.000	4/1/39	26,521
3,795,511		FNMA	6.000	12/1/36	4,016
4,172,296		FNMA	5.000	2/1/36	4,325
4,302,572		FNMA	5.500	1/1/39	4,507
3,958,481		FNMA	4.000	4/1/39	3,925
5,050,324		FNMA	4.500	1/1/39	5,123
2,139,001		FNMA	5.000	12/1/20	2,262
7,912,293		FNMA	4.500	4/1/39	8,025
3,958,682	i	FNMA	4.890	10/1/38	4,143
6,052,045		FNMA	5.500	8/1/21	6,420
3,000,000		FNMA	4.000	10/25/39	2,970
5,000,000		FNMA	5.500	10/25/39	5,230
15,000,000		FNMA	4.500	10/25/24	15,530
2,825,297		FNMA	4.500	8/1/35	2,876
5,015,251		FNMA	4.500	8/1/39	5,087
44,000,000		FNMA	4.500	10/25/39	44,564
9,952,549		FNMA	4.000	9/1/24	10,140
2,199,057		FNMA	6.500	7/1/32	2,373
1,472,367		FNMA	4.500	6/1/19	1,551
704,796		FNMA	4.500	11/1/20	742
13,987,072		FNMA	6.000	9/1/39	14,775
3,151,647		FNMA	4.500	8/1/24	3,268
4,838,421		FNMA	6.000	3/1/36	5,120
4,961,192		Government National Mortgage Association (GNMA)	6.230	9/15/43	5,082
2,595,146		GNMA	6.000	8/15/38	2,745
98,049		GNMA	9.000	12/15/17	107
2,468,877		GNMA	6.000	8/20/38	2,617
15,000,000		GNMA	5.500	10/15/38	15,736
3,203,556		GNMA	5.220	4/15/15	3,263
8,190,251		GNMA	4.390	8/16/30	8,370
68,624		GNMA	8.000	6/15/22	77
46,382		GNMA	6.500	8/15/23	49
546		GNMA	8.500	10/15/09	1
407		GNMA	8.500	12/15/09	0	^
12,808		GNMA	6.500	8/15/23	14
294,468		GNMA	6.500	5/20/31	318
1,045,604		GNMA	6.000	10/20/36	1,110
1,090,776		GNMA	6.000	1/20/37	1,157
10,000,000		GNMA	4.500	10/15/39	10,147
22,000,000		GNMA	6.000	10/15/39	23,224
5,335,762		GNMA	5.500	2/15/37	5,612
1,152,009		GNMA	5.500	7/15/33	1,217
6,000,000		GNMA	5.000	10/15/39	6,208
992,755		GNMA	4.500	5/15/39	1,010
4,952,227		GNMA	4.500	3/15/39	5,036
4,290,891		GNMA	5.000	4/15/38	4,450
1,996,881		GNMA	4.000	8/15/39	1,978
1,952,526		GNMA	5.000	7/20/39	2,023
4,046,073		GNMA	6.500	11/20/38	4,301
5,661,988		GNMA	6.000	2/20/37	6,008
5,033,679		GNMA	4.500	7/20/39	5,106

		TOTAL MORTGAGE BACKED			1,208,044

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

MUNICIPAL BONDS - 1.55%
$ 1,860,000		Allegheny County Redevelopment Authority	5.000%	9/1/11	NR	$1,940
1,625,000		Atlanta Urban Residential Finance Authority	5.070	12/1/11	A1	1,643
4,500,000	g	Basin Electric Power Coop	6.130	6/1/41	Aa3	4,277
265,000		Bellevue Community Schools	4.630	5/1/10	Aa3	266
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	8/1/15	Aaa	2,502
5,000,000		Chicago Metropolitan Water Reclamation District- Greater Chicago	5.720	12/1/38	Aaa	5,419
1,250,000		City & County of Honolulu HI	6.110	7/1/29	Aa3	1,270
1,500,000		City of Dallas TX	5.200	2/15/35	Aa1	1,450
4,000,000		City of Dallas TX	5.080	2/15/22	Aa1	4,077
950,000		City of Eugene OR	6.320	8/1/22	Aa3	1,005
5,000,000		City of New York NY	4.500	6/1/15	Aa3	5,177
1,055,000	j	City of Oakland CA	0.000	12/15/11	A1	947
585,000		County of Harnett NC	5.150	5/1/12	Aa3	588
2,605,000		County of Mercer NJ	5.380	2/1/17	Aa2	2,662
4,000,000		Dallas County Hospital District	5.620	8/15/44	Aaa	4,229
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.110	9/1/18	Aa2	1,698
1,400,000		Elkhart Redevelopment District	5.500	6/15/18	Baa1	1,510
8,395,000		Fiscal Year 2005 Securitization Corp	4.760	8/15/19	Aaa	8,710
2,000,000		Guadalupe Valley Electric Coop, Inc	5.670	10/1/32	NR	1,705
1,350,000		Kansas Development Finance Authority	4.720	5/1/15	Aa2	1,398
1,000,000		Kansas Development Finance Authority	4.590	5/1/14	Aa2	1,040
3,580,000	g	LL & P Wind Energy, Inc	5.220	12/1/12	A3	3,650
3,000,000		Metropolitan Washington Airports Authority	5.690	10/1/30	Aa3	2,976
5,000,000		Metropolitan Water District of Southern California	6.250	7/1/39	Aa2	5,231
1,000,000		Minnesota State Municipal Power Agency	4.510	10/1/09	A3	1,000
5,000,000		Mississippi Development Bank Special Obligation	5.320	7/1/14	Baa1	5,121
1,650,000		New York City Housing Development Corp	4.660	11/1/10	Aa2	1,660
3,170,000		New York State Environmental Facilities Corp	4.900	12/15/11	NR	3,277
3,000,000		New York State Urban Development Corp	6.500	12/15/18	NR	3,391
2,500,000		Newport News Economic Development Authority	5.640	1/15/29	Aa2	2,456
2,500,000		Oklahoma Capital Improvement Authority	5.180	7/1/14	Aa3	2,666
2,050,000		State of Hawaii	4.670	5/1/14	Aa2	2,178
5,570,000		State of Illinois	4.350	6/1/18	A1	5,463
5,750,000		State of Michigan	4.600	11/1/11	Aa3	6,055
3,050,000		State of Oregon	5.030	8/1/14	Aa2	3,256
5,000,000		State of Texas	6.070	10/1/29	Aa1	5,241
3,265,000		State of Texas	4.900	8/1/20	Aa1	3,229
5,210,000		State of Washington	5.050	1/1/18	Aa2	5,259
1,033,000		State of Wisconsin	5.700	5/1/26	Aa3	1,014
4,250,000		Tennessee State School Bond Authority	7.750	5/1/15	Aa2	4,401
5,000,000		TUOLUMNE WIND	6.920	1/1/34	A1	5,196
2,025,000		University Central Fl University Revenues	5.130	10/1/20	WR	1,848

		TOTAL MUNICIPAL BONDS				128,081

U.S. TREASURY SECURITIES - 5.85%
13,176,000		United States Treasury Bond	5.380	2/15/31		15,655
5,650,000		United States Treasury Bond	4.380	2/15/38		5,952
65,800,000		United States Treasury Bond	8.000	11/15/21		93,139
20,000,000		United States Treasury Bond	5.250	2/15/29		23,216
5,000,000		United States Treasury Bond	6.380	8/15/27		6,498
23,540,000		United States Treasury Bond	4.250	5/15/39		24,353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

$ 15,945,000		United States Treasury Note	1.000%	7/31/11		$15,990
18,680,000		United States Treasury Note	2.630	6/30/14		19,013
6,145,000		United States Treasury Note	2.630	7/31/14		6,248
12,700,000		United States Treasury Note	3.250	7/31/16		12,998
15,130,000		United States Treasury Note	1.000	8/31/11		15,157
29,605,000		United States Treasury Note	1.380	9/15/12		29,554
27,250,000		United States Treasury Note	2.380	8/31/14		27,352
39,661,000		United States Treasury Note	3.630	8/15/19		40,708
1,300,000		United States Treasury Note	0.880	4/30/11		1,304
4,200,000		United States Treasury Note	0.880	1/31/11		4,218
2,670,000		United States Treasury Note	3.130	9/30/13		2,798
15,801,000		United States Treasury Note	2.000	11/30/13		15,823
31,500,000		United States Treasury Note	1.750	3/31/14		30,995
34,030,000		United States Treasury Note	2.250	5/31/14		34,134
10,000		United States Treasury Note	0.880	5/31/11		10
5,000,000		United States Treasury Note	2.630	4/30/16		4,935
54,601,000		United States Treasury Note	1.880	4/30/14		53,954

		TOTAL U.S. TREASURY SECURITIES				484,004

		TOTAL GOVERNMENT BONDS				2,107,662

		(Cost $2,045,247)

STRUCTURED ASSETS - 2.44%

ASSET BACKED - 1.07%
3,501,139	i	Chase Funding Loan Acquisition Trust	0.820	6/25/34	Aa1	2,305
		Chase Funding Mortgage Loan Asset-Backed
681,866	i	Certificates	5.700	2/25/35	Baa2	227
664,675	i	Countrywide Home Equity Loan Trust	0.460	2/15/29	B3	260
3,187,652	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	2,913
12,000,000	g	Flagstar Home Equity Loan Trust	5.780	1/25/35	B3	6,946
3,017,891		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	2,783
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,364
1,849,461		HFC Home Equity Loan Asset Backed Certificates	5.910	3/20/36	Aaa	1,867
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	3/20/36	Aaa	3,766
175,017		HFC Home Equity Loan Asset Backed Certificates	5.790	3/20/36	Aaa	174
19,000,000		Household Automotive Trust	5.340	9/17/13	Aaa	19,904
1,987,257	g	Marriott Vacation Club Owner Trust	5.520	5/20/29	Aaa	1,678
1,760,246		MP Environmental Funding LLC	4.980	7/15/14	Aaa	1,850
3,250,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	1,685
2,275,706		Residential Asset Mortgage Products, Inc	4.970	9/25/33	Aaa	1,870
200,000		Residential Funding Mortgage Securities II, Inc	6.060	2/25/36	A2	54
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	2/25/36	Aa1	946
7,000,000		Residential Funding Mortgage Securities II, Inc	5.450	9/25/36	Aa1	6,495
18,000,000		Residential Funding Mortgage Securities II, Inc	5.440	9/25/36	Aa3	12,234
5,003,000		Residential Funding Mortgage Securities II, Inc	5.520	4/25/21	Aa1	4,534
5,700,000		Residential Funding Mortgage Securities II, Inc	5.960	2/25/36	Aa3	3,558
3,044,222		Residential Funding Mortgage Securities II, Inc	5.750	2/25/36	Aa1	2,892
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	8/25/25	Aa3	6,103
1,126,228	g	Sierra Receivables Funding Co	5.840	5/20/18	Baa3	1,005
1,993,939	g,i	Wachovia Loan Trust	0.610	5/25/35	Aaa	1,245

		TOTAL ASSET BACKED				88,658

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

OTHER MORTGAGE BACKED - 1.37%
$ 1,920,000	i	Banc of America Commercial Mortgage, Inc	5.240%	11/10/42	Aaa	$1,943
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	1,596
1,546,987		Bank of America Alternative Loan Trust	5.500	9/25/19	Aaa	1,559
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	468
		Bear Stearns Commercial Mortgage Securities Series
1,100,000	i	2006-PW11 (Class A4)	5.620	3/11/39	Aaa	1,062
2,300,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	2,123
5,380,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	Aaa	4,848
4,015,820		Countrywide Alternative Loan Trust	5.500	8/25/16	Baa1	3,372
5,273,888		Countrywide Home Loan Mortgage Pass Through Trust	4.750	9/25/18	NR	5,076
2,334,113		Countrywide Home Loan Mortgage Pass Through Trust	5.250	9/25/35	NR	2,219
1,200,000	i	Credit Suisse Mortgage Capital Certificates	5.700	9/15/40	NR	946
5,341,694	g,i	Credit Suisse Mortgage Capital Certificates	0.420	4/15/22	Aaa	3,959
2,600,000		Credit Suisse Mortgage Capital Certificates	5.380	2/15/40	Aaa	2,036
1,800,000	i	Credit Suisse Mortgage Capital Certificates	5.540	1/15/49	Aaa	1,412
2,341,584	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.430	5/15/23	Aaa	1,983
1,345,000		CS First Boston Mortgage Securities Corp	3.940	5/15/38	Aaa	1,324
3,367,000	i	CS First Boston Mortgage Securities Corp	5.100	8/15/38	Aaa	3,277
2,916,216	i	GMAC Mortgage Corp Loan Trust	4.600	10/19/33	Aaa	2,838
4,975,000	i	Greenwich Capital Commercial Funding Corp	6.120	7/10/38	Aaa	4,552
5,895,000		Greenwich Capital Commercial Funding Corp	5.440	3/10/39	Aaa	5,224
5,000,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/49	Aaa	4,952
3,250,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	2,926
1,875,000	i	GS Mortgage Securities Corp II	5.550	4/10/38	NR	1,693
1,925,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.800	2/12/51	Aa3	972
9,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	7/12/37	Aaa	9,331
1,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050	4/15/45	Aaa	1,258
1,155,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	6/12/47	Aaa	992
3,525,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.420	2/15/20	Aaa	2,541
2,615,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	2/12/49	Aaa	1,862
1,015,000		LB-UBS Commercial Mortgage Trust	4.390	3/15/32	Aaa	1,014
2,330,000		LB-UBS Commercial Mortgage Trust	4.740	2/15/30	Aaa	2,276
5,800,000	i	Merrill Lynch Mortgage Trust	5.410	11/12/37	Aaa	5,753
1,485,000	g,i	Merrill Lynch Mortgage Trust	6.460	2/12/51	A3	435
1,300,000	i	Merrill Lynch Mortgage Trust	5.840	5/12/39	Aaa	1,220
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	7/12/38	Aaa	1,356
2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	8/12/49	Aaa	1,758
2,510,000	i	Morgan Stanley Capital I	5.690	4/15/49	Aaa	2,053
425,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	386
2,650,000		Morgan Stanley Capital I	5.170	1/14/42	Aaa	2,660
1,405,000	i	Morgan Stanley Capital I	5.270	6/13/41	Aaa	1,387
1,211,000	i	Morgan Stanley Capital I	5.730	7/12/44	Aaa	1,157
1,398,824	g	Wachovia Amortization Controlled Heloc NIM	5.680	8/12/47	A3	1,065
1,250,000		Wachovia Bank Commercial Mortgage Trust	5.420	4/15/47	Aaa	1,225
4,700,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	Aaa	3,185
3,710,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.360	9/15/21	A1	2,146
3,800,222	i	Wells Fargo Mortgage Backed Securities Trust	5.030	3/25/36	NR	3,261
3,213,066	i	Wells Fargo Mortgage Backed Securities Trust	5.860	4/25/36	NR	2,491

		TOTAL OTHER MORTGAGE BACKED				113,172

		TOTAL STRUCTURED ASSETS				201,830

		(Cost $230,224)

		TOTAL BONDS				3,176,503

		(Cost $3,109,971)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

PREFERRED STOCKS - 0.02%

MORTGAGE BACKED - 0.02%
233,115	*	Federal Home Loan Mortgage Corp (FHLMC)	$422
740,991	*	Federal National Mortgage Association (FNMA)	1,193

		TOTAL MORTGAGE BACKED	1,615

		TOTAL PREFERRED STOCKS	1,615

		(Cost $24,353)

COMMON STOCKS - 60.41%

AMUSEMENT AND RECREATION SERVICES - 0.42%
7,420	*	Electronic Arts, Inc	141
1,255,438		Walt Disney Co	34,475

		TOTAL AMUSEMENT AND RECREATION SERVICES	34,616

APPAREL AND ACCESSORY STORES - 0.47%
61,300		American Eagle Outfitters, Inc	1,034
12,300	*	AnnTaylor Stores Corp	195
1,200	e	Buckle, Inc	41
16,100		Burberry Group plc	130
2,700	*	Cache, Inc	13
3,931	*	Casual Male Retail Group, Inc	14
10,800		Cato Corp (Class A)	219
26,700	*	Chico’s FAS, Inc	347
3,400		Christopher & Banks Corp	23
3,973	*,e	Dress Barn, Inc	71
12,500		Fast Retailing Co Ltd	1,582
2,586		Finish Line, Inc (Class A)	26
39,492		Foot Locker, Inc	472
454,846		Gap, Inc	9,734
78,820		Hennes & Mauritz AB (B Shares)	4,426
56,720		Inditex S.A.	3,254
166,037	*	Kohl’s Corp	9,472
243,990		Limited Brands, Inc	4,145
103,136	e	Nordstrom, Inc	3,150
1,800	*	Shoe Carnival, Inc	28
14,007		Stage Stores, Inc	182

		TOTAL APPAREL AND ACCESSORY STORES	38,558

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

APPAREL AND OTHER TEXTILE PRODUCTS - 0.37%
1,000	e	Columbia Sportswear Co	$41
1,550	*	Gymboree Corp	75
45,954		Liz Claiborne, Inc	227
388,984		Nike, Inc (Class B)	25,167
30,600		Phillips-Van Heusen Corp	1,309
11,858		Polo Ralph Lauren Corp (Class A)	909
35,538		VF Corp	2,574

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	30,302

AUTO REPAIR, SERVICES AND PARKING - 0.02%
21,410	*,e	Dollar Thrifty Automotive Group, Inc	526
57,395	*,e	Hertz Global Holdings, Inc	622
5,955		Ryder System, Inc	233
20,400	*	Wright Express Corp	602

		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,983

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
2,050		Advance Auto Parts	81
27,204	*	Autozone, Inc	3,977
39,036	*	Carmax, Inc	816
11,532	*	Copart, Inc	383
3,999,860		Inchcape plc	1,799
800	*	O’Reilly Automotive, Inc	29
3,300	*	Rush Enterprises, Inc (Class A)	43

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,128

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.58%
8,900	*,e	Builders FirstSource, Inc	39
16,210	e	Fastenal Co	627
1,141,348		Home Depot, Inc	30,405
263,200		Kingfisher plc	896
756,601		Lowe’s Cos, Inc	15,843

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	47,810

BUSINESS SERVICES - 3.68%
198,900	*	3Com Corp	1,040
39,141	*	3D Systems Corp	361
600	*	Acacia Research (Acacia Technologies)	5
41,858		Adecco S.A.	2,226
4,500		Administaff, Inc	118
271,394	*	Adobe Systems, Inc	8,967
700	*	Affiliated Computer Services, Inc (Class A)	38

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

16,000		Aircastle Ltd	$155
58,381	*	Akamai Technologies, Inc	1,149
36,641	*,e	Alliance Data Systems Corp	2,238
1,100	*	Ansys, Inc	41
225,855	*	Art Technology Group, Inc	872
97,818	*	Autodesk, Inc	2,328
603,003	e	Automatic Data Processing, Inc	23,697
2,200	*	Avocent Corp	45
9,500	*	Blackboard, Inc	359
22,202	*	Blue Coat Systems, Inc	502
83,200	*,e	BPZ Energy, Inc	626
1,300		Brady Corp (Class A)	37
2,370		Brink’s Co	64
29,200	*,e	Ciber, Inc	117
70,418	*,e	Cogent, Inc	711
4,800	e	Cognex Corp	79
89,838	*	Compuware Corp	659
60,267	*	COMSYS IT Partners, Inc	386
800	*	CoStar Group, Inc	33
12,200	*	CSG Systems International, Inc	195
82,383		Dassault Systemes S.A.	4,592
12,600		Deluxe Corp	215
43,241	*	DivX, Inc	236
66,656	*	DST Systems, Inc	2,986
97,800	e	Earthlink, Inc	822
582,336	*	eBay, Inc	13,749
9,220	*,e	Ebix, Inc	510
2,100	*	EPIQ Systems, Inc	30
118,983	*	Expedia, Inc	2,850
238,317		Experian Group Ltd	2,005
24,000	e	Fair Isaac Corp	516
54,216	*,e	FalconStor Software, Inc	269
1,600		Fidelity National Information Services, Inc	41
700	*	Fiserv, Inc	34
592,000		Fujitsu Ltd	3,871
43	*,e	Gartner, Inc	1
116,206	*	Google, Inc (Class A)	57,620
62,958		Hays plc	105
2,000		Heidrick & Struggles International, Inc	47
2,800	*	Hudson Highland Group, Inc	9
2,600		iGate Corp	22
700	*	IHS, Inc (Class A)	36
127,401		IMS Health, Inc	1,956
65,577	*	Informatica Corp	1,481
208,450	e	Innovative Solutions & Support, Inc	1,044
12,000		Interactive Data Corp	315

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

42,117	*,e	Internap Network Services Corp	$135
3,500	*	inVentiv Health, Inc	59
55,934		Ipass, Inc	77
55,772	*,e	Iron Mountain, Inc	1,487
50,890		Jack Henry & Associates, Inc	1,194
42,100		JSR Corp	863
3,011	*	Kforce, Inc	36
3,300	*	Korn/Ferry International	48
39,506	*,e	Lamar Advertising Co (Class A)	1,084
91,500	*	Lawson Software, Inc	571
69,660	*	Lionbridge Technologies	181
24,926	*	Liquidity Services, Inc	257
20,316		Manpower, Inc	1,152
40,415		Marchex, Inc (Class B)	198
49,167	*,e	Mentor Graphics Corp	458
3,432,805		Microsoft Corp	88,874
600	*	MicroStrategy, Inc (Class A)	43
40,747	*	ModusLink Global Solutions, Inc	330
446,916	*	MoneyGram International, Inc	1,403
70,842	*,e	Monster Worldwide, Inc	1,238
5,200	*	MPS Group, Inc	55
81,219	*,e	Network Equipment Technologies, Inc	587
165,999		NIC, Inc	1,476
286,573	*	Novell, Inc	1,292
316,014		Omnicom Group, Inc	11,674
3,500	*	Omniture, Inc	75
3,300	*	Online Resources Corp	20
5,480		PC-Tel, Inc	34
16,200		Pegasystems, Inc	559
1,500	*	Progress Software Corp	34
112,997	*,e	Radisys Corp	982
75,439	*	RealNetworks, Inc	281
83,058	*	Red Hat, Inc	2,296
93,456	e	Robert Half International, Inc	2,338
54,977	*	S1 Corp	340
36,365	*,e	Salesforce.com, Inc	2,070
92,740	*	Sapient Corp	746
53,100		Secom Co Ltd	2,674
51,141	*	Smith Micro Software, Inc	632
28,120	*	SonicWALL, Inc	236
438,601	*	Sun Microsystems, Inc	3,987
12,000	*	Sybase, Inc	467
484,820	*	Symantec Corp	7,985
1,700	*	Synopsys, Inc	38
1,700		Syntel, Inc	81
133,500	*	TIBCO Software, Inc	1,267

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

61,369	*	TNS, Inc	$1,682
180,782		Total System Services, Inc	2,912
29,020	*	TradeStation Group, Inc	237
15,133	*,e	Ultimate Software Group, Inc	435
31,867		United Online, Inc	256
32,414	*	Vasco Data Security International	241
2,100		Viad Corp	42
1,500	*,e	Vocus, Inc	31
2,100	*,e	Volt Information Sciences, Inc	26
683,960		WPP plc	5,870
495,540	*	Yahoo!, Inc	8,826

		TOTAL BUSINESS SERVICES	304,882

CHEMICALS AND ALLIED PRODUCTS - 7.61%
278,110		Abbott Laboratories	13,758
1,400	*	Acadia Pharmaceuticals, Inc	2
20,600		Agrium, Inc	1,030
82,152		Air Liquide	9,347
280,951		Air Products & Chemicals, Inc	21,796
5,870		Alberto-Culver Co	162
17,280	*	Alexion Pharmaceuticals, Inc	770
91,661	*,e	Alexza Pharmaceuticals, Inc	206
13,974	*	Alkermes, Inc	128
1,400	*,e	Alnylam Pharmaceuticals, Inc	32
500	*	AMAG Pharmaceuticals, Inc	22
669,930	*	Amgen, Inc	40,350
1,400		Arch Chemicals, Inc	42
1,052	*,e	Arena Pharmaceuticals, Inc	5
4,001	*,e	Array Biopharma, Inc	10
57,000		Asahi Kasei Corp	290
167,180		Astellas Pharma, Inc	6,872
273,336		AstraZeneca plc	12,249
13,508	*	Auxilium Pharmaceuticals, Inc	462
148,573		Avery Dennison Corp	5,350
178,196		Avon Products, Inc	6,052
1,200		Balchem Corp	32
9,680		Beiersdorf AG.	568
41,592	*,e	Biodel, Inc	223
215,885	*	Biogen Idec, Inc	10,907
40,027	*	BioMarin Pharmaceuticals, Inc	724
55,710	*,e	BioMimetic Therapeutics, Inc	680
1,432,339		Bristol-Myers Squibb Co	32,256
21,700	*,e	Calgon Carbon Corp	322
25,710	*	Cambrex Corp	162
12,960	*	Caraco Pharmaceutical Laboratories Ltd	66
19,166	*	Cell Genesys, Inc	7

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

148,800		Chugai Pharmaceutical Co Ltd	$3,078
7,045		Church & Dwight Co, Inc	400
33,171		Clorox Co	1,951
386,074		Colgate-Palmolive Co	29,450
17,881	*	Cypress Bioscience, Inc	146
221,300		Daiichi Sankyo Co Ltd	4,568
71,974	*	Dendreon Corp	2,015
181,610	*,e	Discovery Laboratories, Inc	247
251,617	*,e	Durect Corp	672
37,350	*,e	Dynavax Technologies Corp	68
900		Eastman Chemical Co	48
277,152		Ecolab, Inc	12,813
105,100		Eisai Co Ltd	3,957
4,012	e	Estee Lauder Cos (Class A)	149
175,765	*	Genzyme Corp	9,971
22,156	*,e	Geron Corp	145
633,432	*	Gilead Sciences, Inc	29,505
452		Givaudan S.A.	339
75,227		H.B. Fuller Co	1,572
156,880		Henkel KGaA (Preference)	6,754
60,776	*,e	Human Genome Sciences, Inc	1,144
36,523	*,e	Idexx Laboratories, Inc	1,826
22,086		Innophos Holdings, Inc	409
1,000		International Flavors & Fragrances, Inc	38
36,503	*,e	Inverness Medical Innovations, Inc	1,414
23,778	*	Invitrogen Corp	1,107
239,705	*,e	Javelin Pharmaceuticals, Inc	467
1,236,229		Johnson & Johnson	75,275
181,200		Kao Corp	4,481
13,000		Kuraray Co Ltd	142
38,274		Linde AG.	4,149
63,795		L’Oreal S.A.	6,343
48,213		Lubrizol Corp	3,445
5,120	*,e	MAP Pharmaceuticals, Inc	54
1,500		Martek Biosciences Corp	34
1,302,270		Merck & Co, Inc	41,192
21,256		Minerals Technologies, Inc	1,011
234,000		Mitsubishi Chemical Holdings Corp	972
3,230	*,e	Molecular Insight Pharmaceuticals, Inc	18
47,300		Nalco Holding Co	969
71,281	*	Neurocrine Biosciences, Inc	217
350,003		Novartis AG.	17,512
122,745		Novo Nordisk AS (Class B)	7,685
6,330		Novozymes AS (B Shares)	596
42,720	*	Omnova Solutions, Inc	277
1,100	*	Onyx Pharmaceuticals, Inc	33

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,500	*,e	OraSure Technologies, Inc	$4
28,980	*,e	Orexigen Therapeutics, Inc	285
1,200	*	OSI Pharmaceuticals, Inc	42
14,261		PDL BioPharma, Inc	112
66,449		Perrigo Co	2,259
2,400	e	PetMed Express, Inc	45
21,168	*,e	Pharmasset, Inc	447
21,744	*,e	PharMerica Corp	404
11,630	*	Poniard Pharmaceuticals, Inc	87
15,800		Potash Corp of Saskatchewan	1,433
73,809	*	Pozen, Inc	543
328,774		Praxair, Inc	26,858
1,275,939		Procter & Gamble Co	73,903
27,366	*,e	Progenics Pharmaceuticals, Inc	143
152,666		Reckitt Benckiser Group plc	7,461
111,435		Roche Holding AG.	18,012
49,114		RPM International, Inc	908
58,884	*	Salix Pharmaceuticals Ltd	1,252
9,610	*	Santarus, Inc	32
753,707		Schering-Plough Corp	21,292
34,028		Sensient Technologies Corp	945
92,200		Shin-Etsu Chemical Co Ltd	5,670
150,000		Shionogi & Co Ltd	3,551
190,000		Shiseido Co Ltd	3,313
24,140	*,e	SIGA Technologies, Inc	190
166,718		Sigma-Aldrich Corp	8,999
10,200		Solvay S.A.	1,059
295,000		Sumitomo Chemical Co Ltd	1,229
58,476	*	SuperGen, Inc	156
11,290	*	Synta Pharmaceuticals Corp	35
268,000		Toray Industries, Inc	1,624
213,000		UBE Industries Ltd	560
800	*	United Therapeutics Corp	39
18,375	*	USANA Health Sciences, Inc	627
41,400		Valspar Corp	1,139
21,431	*,e	Vertex Pharmaceuticals, Inc	812
193,980	*,e	XOMA Ltd	157
20,900		Yara International ASA	658

		TOTAL CHEMICALS AND ALLIED PRODUCTS	629,825

COMMUNICATIONS - 2.85%
1,400		Adtran, Inc	34
148,096	e	Alaska Communications Systems Group, Inc	1,370
2,460	*	Anixter International, Inc	99
106,900		BCE, Inc	2,635
54,682		Belgacom S.A.	2,130

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

87,173	*,e	Centennial Communications Corp	$696
207,736		CenturyTel, Inc	6,980
563,851	*,e	DIRECTV Group, Inc	15,551
33,529	e	Entercom Communications Corp (Class A)	171
345,020	*	Entravision Communications Corp (Class A)	597
7,087	*,e	Equinix, Inc	652
768,415	*,e	FiberTower Corp	830
22,077	e	Fisher Communications, Inc	401
888,510	e	Frontier Communications Corp	6,699
900		Global Payments, Inc	42
381,268		Gray Television, Inc	885
373,196	*	ICO Global Communications Holdings Ltd (Class A)	321
2,600	e	Iowa Telecommunications Services, Inc	33
21,459	*	iPCS, Inc	373
1,334,817		ITV plc	942
894		KDDI Corp	5,039
100,214	*	Leap Wireless International, Inc	1,959
236,925	*,e	Liberty Global, Inc (Class A)	5,347
261,463	*	Liberty Media Corp - Capital (Series A)	5,470
526,276	*	Liberty Media Corp - Entertainment (Series A)	16,372
403,506	*	Liberty Media Holding Corp (Interactive A)	4,426
250,634	*	Lin TV Corp (Class A)	1,185
3,400	*,e	Lodgenet Entertainment Corp	26
81,220	*	Mediacom Communications Corp (Class A)	468
131,422	*	MetroPCS Communications, Inc	1,230
14,350	*	NeuStar, Inc (Class A)	324
91,232	*	NII Holdings, Inc (Class B)	2,735
8,800		NTELOS Holdings Corp	155
4,326		NTT DoCoMo, Inc	6,911
219,990		Portugal Telecom SGPS S.A.	2,329
1,343,670	e	Qwest Communications International, Inc	5,119
54,500		Rogers Communications, Inc (Class B)	1,539
116,604		Scripps Networks Interactive (Class A)	4,309
39,600		Shaw Communications, Inc (B Shares)	717
2,121,896	*	Sprint Nextel Corp	8,381
82,185	*,e	SureWest Communications	1,021
22,821		Swisscom AG.	8,165
17,333	*,e	Switch & Data Facilities Co, Inc	236
49,774	*	Syniverse Holdings, Inc	871
1,108,008		Telecom Corp of New Zealand Ltd	2,129
2,403,268		Telecom Italia RSP	2,954
2,598,797		Telecom Italia S.p.A.	4,560
18,000		Telekom Austria AG.	325
141,263		TeliaSonera AB	928
11,900		TELUS Corp, non-voting shares	370
49,300	*,e	Terremark Worldwide, Inc	307

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

329,919		Time Warner Cable, Inc	$14,216
78,654	*,e	TiVo, Inc	815
1,467,474		Verizon Communications, Inc	44,421
565,681	*	Viacom, Inc (Class B)	15,862
7,813,140		Vodafone Group plc	17,506
584,368		Windstream Corp	5,920

		TOTAL COMMUNICATIONS	236,088

DEPOSITORY INSTITUTIONS - 4.62%
7,264	e	Associated Banc-Corp	83
410,816	*	Australia & New Zealand Banking Group Ltd	8,839
720,577		Banco Bilbao Vizcaya Argentaria S.A.	12,791
209,409		Banco Comercial Portugues S.A.	310
349,583		Banco Espirito Santo S.A.	2,481
527,687		Banco Santander Central Hispano S.A.	8,494
9,736		Bank of Hawaii Corp	404
70,500		Bank of Montreal	3,567
749,333		Bank of New York Mellon Corp	21,724
194,500		Bank of NOVA Scotia	8,878
37,395	e	BankAtlantic Bancorp Inc (Class A)	108
16,660	e	Banner Corp	45
453,344	e	BB&T Corp	12,349
700	e	BOK Financial Corp	32
40,100		Canadian Imperial Bank of Commerce/Canada	2,445
36,920	e	Central Pacific Financial Corp	93
29,001	e	City National Corp	1,129
110,404		Comerica, Inc	3,276
1,000		Commerce Bancshares, Inc	37
286,258		Commonwealth Bank of Australia	13,069
2,000		Community Bank System, Inc	37
700		Cullen/Frost Bankers, Inc	36
143,286		Dexia	1,321
39,100		DNB NOR Holding ASA	453
300	*	Euronet Worldwide, Inc	7
627,030		Fifth Third Bancorp	6,352
137,972	*,e,h	First Horizon National Corp	1,825
6,872		First Midwest Bancorp, Inc	77
2,900		First Niagara Financial Group, Inc	36
379,557	*,e	Flagstar Bancorp, Inc	391
22,979	e	Fulton Financial Corp	169
1,000	e	Hancock Holding Co	38
171,600		Hang Seng Bank Ltd	2,473
2,236,618		HSBC Holdings plc	25,594
165,755		Hudson City Bancorp, Inc	2,180
355,639	*	ING Groep NV	6,349
1,147		International Bancshares Corp	19

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

237,000		Joyo Bank Ltd	$1,164
331,763		Keycorp	2,156
2,948,021		Lloyds TSB Group plc	4,886
101,285	e	M&T Bank Corp	6,312
165,693		Marshall & Ilsley Corp	1,337
39,426	*	Metavante Technologies, Inc	1,359
1,843,100		Mizuho Financial Group, Inc	3,655
305,319		National Australia Bank Ltd	8,285
1,500		NBT Bancorp, Inc	34
87,300	e	New York Community Bancorp, Inc	997
20,699	e	NewAlliance Bancshares, Inc	221
143,070		Northern Trust Corp	8,321
19,938	e	Old National Bancorp	223
600	e	Park National Corp	35
20,520		People’s United Financial, Inc	319
2,500	*	Pinnacle Financial Partners, Inc	32
314,235		PNC Financial Services Group, Inc	15,269
80,514		Popular, Inc	228
1,100		Prosperity Bancshares, Inc	38
46,919	e	Provident Financial Services, Inc	483
542,276		Regions Financial Corp	3,368
160,700		Resona Holdings, Inc	2,068
244,110		Royal Bank of Canada (Toronto)	13,121
2,952,713		Royal Bank of Scotland Group plc	2,499
1,000	e	S&T Bancorp, Inc	13
622,000	*	Shinsei Bank Ltd	956
410,200		Shizuoka Bank Ltd	4,332
1,200	*	Signature Bank	35
97,082	e	South Financial Group, Inc	143
333,495		State Street Corp	17,542
408,900		Sumitomo Trust & Banking Co Ltd	2,173
33,289		Suncorp-Metway Ltd	261
294,601	e	SunTrust Banks, Inc	6,643
22,325	*,e	SVB Financial Group	966
236,810		Svenska Handelsbanken (A Shares)	6,046
42,104		Synovus Financial Corp	158
2,400	e	TCF Financial Corp	31
3,000		TFS Financial Corp	36
122,211		Toronto-Dominion Bank	7,905
1,700		Trustmark Corp	32
292,370	e	UCBH Holdings, Inc	234
2,122,460	*	UniCredito Italiano S.p.A	8,293
1,156,241		US Bancorp	25,276
6,478	e	Washington Federal, Inc	109
2,724		Webster Financial Corp	34
2,270,028		Wells Fargo & Co	63,970

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

576,376		Westpac Banking Corp	$13,348
1,700	e	Whitney Holding Corp	16
6	e	Zions Bancorporation	0	^

		TOTAL DEPOSITORY INSTITUTIONS	382,473

EATING AND DRINKING PLACES - 0.68%
35,220	*,e	AFC Enterprises	297
7,343		Bob Evans Farms, Inc	213
435,783		Compass Group plc	2,663
97,141	e	Darden Restaurants, Inc	3,315
1,346	e	DineEquity, Inc	33
3,400	*,e	Domino’s Pizza, Inc	30
641,970		McDonald’s Corp	36,638
12,376	e	O’Charleys, Inc	116
1,300	*	Papa John’s International, Inc	32
24,228	*,e	Sonic Corp	268
505,351	*	Starbucks Corp	10,435
5,700	*,e	Steak N Shake Co	67
61,210		Yum! Brands, Inc	2,066

		TOTAL EATING AND DRINKING PLACES	56,173

EDUCATIONAL SERVICES - 0.02%
800	*	American Public Education, Inc	28
30,700		Benesse Corp	1,505
900		DeVry, Inc	50
2,527	*	ITT Educational Services, Inc	279
2,200	*	Universal Technical Institute, Inc	43

		TOTAL EDUCATIONAL SERVICES	1,905

ELECTRIC, GAS, AND SANITARY SERVICES - 3.83%
545,851	*	AES Corp	8,090
158,196		AGL Resources, Inc	5,580
136,329		Alliant Energy Corp	3,797
1,000		American States Water Co	36
123,564	e	Aqua America, Inc	2,180
148,489		Atmos Energy Corp	4,184
307,262		Avista Corp	6,213
2,700		California Water Service Group	105
130,506	*	Calpine Corp	1,503
174,347		Centerpoint Energy, Inc	2,167
22,932		Central Vermont Public Service Corp	443
1,457,225		Centrica plc	5,859
22,260	e	CH Energy Group, Inc	986
236,229	*,e	Clean Energy Fuels Corp	3,404
349,909	e	Cleco Corp	8,776
577,500		CLP Holdings Ltd	3,920

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

378,675	e	Consolidated Edison, Inc	$15,503
81,563		Contact Energy Ltd	339
184,621	e	Crosstex Energy, Inc	975
167,364		Edison International	5,620
635,268		El Paso Corp	6,556
63,537		Enbridge, Inc	2,467
1,447,708		Enel S.p.A.	9,189
46,094		Energen Corp	1,987
328,295		FPL Group, Inc	18,133
156,216		Gas Natural SDG S.A.	3,452
349,024	e	Hawaiian Electric Industries, Inc	6,324
897,500		Hong Kong & China Gas Ltd	2,267
122,000		Hong Kong Electric Holdings Ltd	669
924,776		Iberdrola S.A.	9,074
300,477		Idacorp, Inc	8,651
749,969		International Power plc	3,464
7,100		ITC Holdings Corp	323
29,634		Laclede Group, Inc	953
1,800		MDU Resources Group, Inc	38
67,199	e	MGE Energy, Inc	2,451
257,847		National Fuel Gas Co	11,812
690,073		National Grid plc	6,661
24,800	e	New Jersey Resources Corp	900
92,283		Nicor, Inc	3,377
616,476		NiSource, Inc	8,563
155,448		Northeast Utilities	3,690
24,397		Northwest Natural Gas Co	1,016
164,752	*	NRG Energy, Inc	4,644
134,289	e	NSTAR	4,273
404,354		NV Energy, Inc	4,686
52,813		Oest Elektrizitatswirts AG. (Class A)	2,670
505,332		OGE Energy Corp	16,716
760,000		Osaka Gas Co Ltd	2,667
678,075		Pepco Holdings, Inc	10,090
109,950		PG&E Corp	4,452
152,394		Piedmont Natural Gas Co, Inc	3,648
1,700		Portland General Electric Co	34
280,606		PPL Corp	8,514
186,965		Public Power Corp	4,161
251,980		Public Service Enterprise Group, Inc	7,922
267,357		Questar Corp	10,042
147,035	e	Resource America, Inc (Class A)	707
345,465		Scottish & Southern Energy plc	6,476
153,980		Sempra Energy	7,670
30,331	e	SJW Corp	693
101,100		Snam Rete Gas S.p.A.	492

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

71,498	e	South Jersey Industries, Inc	$2,524
22,319		Southwest Gas Corp	571
3,300		Southwest Water Co	16
600	*	Stericycle, Inc	29
68,500		Terna Rete Elettrica Nazionale S.p.A.	267
159,300		Tohoku Electric Power Co, Inc	3,549
706,790		Tokyo Gas Co Ltd	2,937
61,864		UGI Corp	1,550
25,942	e	UIL Holdings Corp	685
78,456	e	WGL Holdings, Inc	2,600
571,140		Williams Cos, Inc	10,206
800		Wisconsin Energy Corp	36
1,800		Xcel Energy, Inc	35

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	317,259

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.15%
1,200	e	Acuity Brands, Inc	39
223,172	*	Adaptec, Inc	745
38,375	*	Advanced Energy Industries, Inc	546
257,011	*	Advanced Micro Devices, Inc	1,455
2,655	*,e	American Superconductor Corp	89
233,272		Ametek, Inc	8,144
22,178	*,e	Anadigics, Inc	104
12,820	*,e	Ascent Solar Technologies, Inc	97
41,500	*	Avnet, Inc	1,078
15,174	e	Baldor Electric Co	415
18,000	*	Benchmark Electronics, Inc	324
2,863,205	*	Cisco Systems, Inc	67,400
65,729	*	Conexant Systems, Inc	180
45,830	*	Cree, Inc	1,684
7,400		CTS Corp	69
11,000	*,e	Dolby Laboratories, Inc (Class A)	420
3,605	*,e	DTS, Inc	99
63,999		Eaton Corp	3,622
118,030	*,e	EMCORE Corp	153
25	*,e	Energy Conversion Devices, Inc	0	^
353,008		Ericsson (LM) (B Shares)	3,545
46	*,e	Evergreen Solar, Inc	0	^
76,434	*	Finisar Corp	740
42,020	*,e	First Solar, Inc	6,423
54,069		Gamesa Corp Tecnologica S.A.	1,211
51,754	*	GrafTech International Ltd	761
10,200	*,e	Greatbatch, Inc	229
14,175		Harman International Industries, Inc	480
69,668	*	Harmonic, Inc	465
1,200	*	Hittite Microwave Corp	44

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

54,455	*,e	Hutchinson Technology, Inc	$387
28,700	*	Ibiden Co Ltd	1,068
2,863,339		Intel Corp	56,036
20,012	*	InterDigital, Inc	463
338,378		Koninklijke Philips Electronics NV	8,240
25,700		Kyocera Corp	2,385
11,300		Lincoln Electric Holdings, Inc	536
1,068	*,e	Littelfuse, Inc	28
63,953	*	Loral Space & Communications, Inc	1,757
313,663	*	LSI Logic Corp	1,722
189,800		Matsushita Electric Industrial Co Ltd	2,797
20,000		Matsushita Electric Works Ltd	239
14,183	*	Mattson Technology, Inc	40
304,942	*	Micron Technology, Inc	2,501
2,200		Molex, Inc	46
1,442,719		Motorola, Inc	12,393
23,600		Murata Manufacturing Co Ltd	1,120
152,606	*	NetApp, Inc	4,072
22,500		Nidec Corp	1,827
31,500		Nitto Denko Corp	965
503,415		Nokia Oyj	7,404
206,971	*	ON Semiconductor Corp	1,708
69,596	*	Oplink Communications, Inc	1,011
26,310	*	Photronics, Inc	125
40,673		Plantronics, Inc	1,090
54,160	*	Polycom, Inc	1,449
1,300		Power Integrations, Inc	43
15,700	*,e	Power-One, Inc	31
227,544	*,e	Powerwave Technologies, Inc	364
25,546	*	Q-Cells AG.	489
66,106	*	QLogic Corp	1,137
74,722	*,e	Quantum Fuel Systems Technologies Worldwide, Inc	99
51,131	*	RF Micro Devices, Inc	278
62,000		Ricoh Co Ltd	903
2,400		Rohm Co Ltd	168
646,000	*	Sanyo Electric Co Ltd	1,533
46,000		Sharp Corp	511
109,628	*	Silicon Storage Technology, Inc	265
1,928,483	*,e	Sirius XM Radio, Inc	1,225
57,139	*	Skyworks Solutions, Inc	757
99,900		Sony Corp	2,955
4,025	*,e	Sunpower Corp (Class A)	120
84,452	*	Sycamore Networks, Inc	255
145,266	*	Symmetricom, Inc	752
12,083	*,e	Synaptics, Inc	304
20,700		TDK Corp	1,197

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

40,403	*	Tekelec	$664
37,309		Teleflex, Inc	1,802
197,426	*	Tellabs, Inc	1,366
1,075,307		Texas Instruments, Inc	25,474
52,499	*	Thomas & Betts Corp	1,579
126,305	*	Triquint Semiconductor, Inc	975
11,800	*,e	TTM Technologies, Inc	135
24,750	*,e	US Geothermal, Inc	39
74,252	*,e	Valence Technology, Inc	134
2,600		Vicor Corp	20
7,026	e	Whirlpool Corp	492
93,478		Xilinx, Inc	2,189
18,030	*,e	Zix Corp	40
6,400	*	Zoltek Cos, Inc	67

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	260,332

ENGINEERING AND MANAGEMENT SERVICES - 0.50%
587,400		Accenture plc	21,893
62	*	Amylin Pharmaceuticals, Inc	1
61,621	*,e	Ariad Pharmaceuticals, Inc	137
88,869		Capita Group plc	1,026
2,000		CDI Corp	28
28,175	*	Celera Corp	176
5,300	e	Corporate Executive Board Co	132
18,735		Diamond Management & Technology Consultants, Inc	128
18,820	*	Dyax Corp	68
3,100	*	Gen-Probe, Inc	128
37,333	*	Hewitt Associates, Inc (Class A)	1,360
98,416	*,e	Incyte Corp	664
54,690	*	Isis Pharmaceuticals, Inc	797
46,000		JGC Corp	941
1,400		Landauer, Inc	77
19,200	*	Navigant Consulting, Inc	259
3,000	*	Omnicell, Inc	33
229,351		Paychex, Inc	6,663
25,743	*,e	Regeneron Pharmaceuticals, Inc	497
769,765	*,e	Rentech, Inc	1,247
1,900	*	Resources Connection, Inc	32
10,072	*	Savient Pharmaceuticals, Inc	153
1,269,500		SembCorp Industries Ltd	3,055
38,330	*	Tetra Tech, Inc	1,017
44,070	*	VCA Antech, Inc	1,185
900		Watson Wyatt & Co Holdings (Class A)	39

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	41,736

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

FABRICATED METAL PRODUCTS - 0.47%
21,600		Aptargroup, Inc	$807
700		Ball Corp	34
99,259		Commercial Metals Co	1,777
41,047		Dynamic Materials Corp	819
6,191		Geberit AG.	951
22,906		Gulf Island Fabrication, Inc	429
583,259		Illinois Tool Works, Inc	24,912
2,300		Insteel Industries, Inc	27
2,100	*	Mobile Mini, Inc	36
241,540	*,e	NCI Building Systems, Inc	773
32,785	e	Pentair, Inc	968
34,002		Quanex Building Products Corp	488
15,996		Snap-On, Inc	556
87,526		Stanley Works	3,737
117,300		Toyo Seikan Kaisha Ltd	2,257
6,200		Valmont Industries, Inc	528

		TOTAL FABRICATED METAL PRODUCTS	39,099

FOOD AND KINDRED PRODUCTS - 2.09%
33,000		Ajinomoto Co, Inc	330
246,615		Campbell Soup Co	8,045
189,544		Coca Cola Hellenic Bottling Co S.A.	5,045
2,700		Coca-Cola Enterprises, Inc	58
555,747		CSR Ltd	922
1,400		Flowers Foods, Inc	37
348,325		General Mills, Inc	22,425
169,225		Groupe Danone	10,198
240,196		H.J. Heinz Co	9,548
11,640	*,e	Hansen Natural Corp	428
130,454		Hershey Co	5,069
7,850		J.M. Smucker Co	416
379,275		Kellogg Co	18,672
1,001,488		Kraft Foods, Inc (Class A)	26,309
10,103		Lancaster Colony Corp	518
1,600		Lance, Inc	41
17,347		McCormick & Co, Inc	589
9,000		Nisshin Seifun Group, Inc	126
2,700		Nissin Food Products Co Ltd	104
831,309		PepsiCo, Inc	48,764
66	*	Ralcorp Holdings, Inc	4
3,000		Saputo, Inc	70
382,242		Sara Lee Corp	4,258
10,460	e	Tootsie Roll Industries, Inc	249
339,269		Unilever plc	9,640
32,600		Yakult Honsha Co Ltd	870

		TOTAL FOOD AND KINDRED PRODUCTS	172,735

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

FOOD STORES - 0.41%
179,256		Carrefour S.A.	$8,132
10,250		Delhaize Group	712
3,000		George Weston Ltd	156
2,301	*,e	Great Atlantic & Pacific Tea Co, Inc	21
54,500		Jeronimo Martins SGPS S.A.	477
2,488		Kesko Oyj (B Shares)	83
140,457		Koninklijke Ahold NV	1,690
170,230		Kroger Co	3,514
6,100		Lawson, Inc	283
1,400		Ruddick Corp	37
272,433		Safeway, Inc	5,372
1,349,776		Tesco plc	8,619
39,081	*	Whole Foods Market, Inc	1,192
2,600	*	Winn-Dixie Stores, Inc	34
141,277		Woolworths Ltd	3,646

		TOTAL FOOD STORES	33,968

FORESTRY - 0.06%
145,513		Weyerhaeuser Co	5,333

		TOTAL FORESTRY	5,333

FURNITURE AND FIXTURES - 0.11%
8,629		Herman Miller, Inc	146
69,737		Hill-Rom Holdings, Inc	1,519
23,219		HNI Corp	548
24,963	*,e	Kinetic Concepts, Inc	923
95,084	e	Leggett & Platt, Inc	1,845
322,259		Masco Corp	4,163
9,700	*	Tempur-Pedic International, Inc	184

		TOTAL FURNITURE AND FIXTURES	9,328

FURNITURE AND HOME FURNISHINGS STORES - 0.13%
134,725	*	Bed Bath & Beyond, Inc	5,058
135,806	e	Best Buy Co, Inc	5,096
13,200	*	GameStop Corp (Class A)	349
2,200		Haverty Furniture Cos, Inc	26
29,641		RadioShack Corp	491
1,900		Williams-Sonoma, Inc	38

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	11,058

GENERAL BUILDING CONTRACTORS - 0.18%
16,350		ACS Actividades Cons y Servicios S.A.	853

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

301	*	Avatar Holdings, Inc	$6
22,200		Balfour Beatty plc	114
3,524	e	Brookfield Homes Corp	24
28,700		Daito Trust Construction Co Ltd	1,252
48,000		Daiwa House Industry Co Ltd	503
29,742		Lennar Corp (Class A)	424
30,753	*	M/I Homes, Inc	418
12,000		Obayashi Corp	53
4		Persimmon plc	0	^
46,515	*	Pulte Homes, Inc	511
8,000		Sekisui House Ltd	72
19,000		Shimizu Corp	75
334,062	*	Standard-Pacific Corp	1,233
165,360		Vinci S.A.	9,354

		TOTAL GENERAL BUILDING CONTRACTORS	14,892

GENERAL MERCHANDISE STORES - 0.92%
29,700		Aeon Co Ltd	284
1,300		Casey’s General Stores, Inc	41
412,144	e	Costco Wholesale Corp	23,270
1,100		Family Dollar Stores, Inc	29
133,924		JC Penney Co, Inc	4,520
14,000		Keio Corp	96
420,000		Kintetsu Corp	1,624
93,736		Macy’s, Inc	1,714
15,400		Next plc	441
59,900		Odakyu Electric Railway Co Ltd	541
41,387		PPR	5,305
10,500	*	Retail Ventures, Inc	55
3,300	*	Stein Mart, Inc	42
582,143		Target Corp	27,173
276,704		TJX Companies, Inc	10,280
18,000		Tobu Railway Co Ltd	110
139,000		Tokyu Corp	666

		TOTAL GENERAL MERCHANDISE STORES	76,191

HEALTH SERVICES - 0.25%
10,800	*	Amsurg Corp	229
4,670	*	Corvel Corp	133
30,297	*,e	Edwards Lifesciences Corp	2,118
110,544	*	Five Star Quality Care, Inc	405
20,090	*	Healthways, Inc	308
98,198	*,e	Laboratory Corp of America Holdings	6,452
60,942	*	LCA-Vision, Inc	427
40,740	*	LifePoint Hospitals, Inc	1,102
229,203	*,e	Nektar Therapeutics	2,232

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

46,947	*	Nighthawk Radiology Holdings, Inc	$339
136,912		Quest Diagnostics, Inc	7,146

		TOTAL HEALTH SERVICES	20,891

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
165,663		Abertis Infraestructuras S.A.	3,760
44,300		Bouygues S.A.	2,253
36,587	*	LB Foster Co (Class A)	1,119

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	7,132

HOLDING AND OTHER INVESTMENT OFFICES - 0.77%
2,571		Acadia Realty Trust	39
1,500		American Campus Communities, Inc	40
183,888		Annaly Mortgage Management, Inc	3,336
172,540	e	Anthracite Capital, Inc	181
77,400		Anworth Mortgage Asset Corp	610
301,138	e	Ashford Hospitality Trust, Inc	1,042
1,500		BioMed Realty Trust, Inc	21
52,792	e	Boston Properties, Inc	3,461
600		Brandywine Realty Trust	7
63,200		Brookfield Asset Management, Inc	1,439
3,200	e	Capital Lease Funding, Inc	13
1,200	e	Capital Trust, Inc (Class A)	4
41,400		Capstead Mortgage Corp	576
25,300	e	CBL & Associates Properties, Inc	245
21,544	e	Cedar Shopping Centers, Inc	139
3,360		Cherokee, Inc	81
164,637		Duke Realty Corp	1,977
1,000		EastGroup Properties, Inc	38
2,600	e	Equity One, Inc	41
262,948		Equity Residential	8,072
8,247		FelCor Lodging Trust, Inc	37
112,944	e	First Industrial Realty Trust, Inc	593
2,300		First Potomac Realty Trust	27
2,600		Franklin Street Properties Corp	34
1,650		Gladstone Commercial Corp	23
61,950		Glimcher Realty Trust	227
1,200		Hatteras Financial Corp	36
73,490		HCP, Inc	2,112
27,913		Health Care REIT, Inc	1,162
2,000		Healthcare Realty Trust, Inc	42
62,020		Hersha Hospitality Trust	192
7,346		Highwoods Properties, Inc	231
3,500	*	Hilltop Holdings, Inc	43
1,000		Home Properties, Inc	43
333,737		Host Marriott Corp	3,927

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

8,588		HRPT Properties Trust	$65
816		Investors Real Estate Trust	7
164,700	*,e	iStar Financial, Inc	501
139,666		Kimco Realty Corp	1,821
8,062		Lexington Corporate Properties Trust	41
41,078		Liberty Property Trust	1,336
6,565		LTC Properties, Inc	158
4,706		Macerich Co	143
9,000		MFA Mortgage Investments, Inc	72
14,820		Mid-America Apartment Communities, Inc	669
1,900		National Retail Properties, Inc	41
245,310	e	NorthStar Realty Finance Corp	861
1,200		Parkway Properties, Inc	24
2,628		Post Properties, Inc	47
141,365	e	Prologis	1,685
700		PS Business Parks, Inc	36
173,468		Public Storage, Inc	13,051
108,261		RAIT Investment Trust	318
11,900	e	Regency Centers Corp	441
25,960		Resource Capital Corp	141
2,766		Senior Housing Properties Trust	53
26,606		UDR, Inc	419
1,100		Universal Health Realty Income Trust	36
5,660	e	Urstadt Biddle Properties, Inc (Class A)	83
5,300		U-Store-It Trust	33
234,142		Virgin Media, Inc	3,259
86,477		Vornado Realty Trust	5,569
38,416		WABCO Holdings, Inc	807
1,500		Washington Real Estate Investment Trust	43
86,959		Weingarten Realty Investors	1,732

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	63,583

HOTELS AND OTHER LODGING PLACES - 0.24%
111,542		Accor S.A.	6,208
6,530	*	Bluegreen Corp	20
93,016		Choice Hotels International, Inc	2,889
57,501	*,e	Gaylord Entertainment Co	1,156
125,552	*,e	Great Wolf Resorts, Inc	448
72,350	*	Lodgian, Inc	120
43,668		Marcus Corp	559
193,609	e	Marriott International, Inc (Class A)	5,342
52,986	e	Starwood Hotels & Resorts Worldwide, Inc	1,750
268,603		TUI Travel plc	1,093

		TOTAL HOTELS AND OTHER LODGING PLACES	19,585

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.84%
34,211	*	AGCO Corp	$945
47,230		Alfa Laval AB	554
256,504	*,e	Allis-Chalmers Energy, Inc	1,118
4,300		Ampco-Pittsburgh Corp	114
946,209		Applied Materials, Inc	12,679
10,900		ASML Holding NV	321
10,969	*	Astec Industries, Inc	279
74,230	*	Axcelis Technologies, Inc	89
54,926		Black & Decker Corp	2,543
5,420	*,e	Bolt Technology Corp	68
72,002		Brambles Ltd	513
16,090	e	Briggs & Stratton Corp	312
223,500		Canon, Inc	9,038
3,900		Cascade Corp	104
341,871	e	Caterpillar, Inc	17,549
7,900	*	Columbus McKinnon Corp	120
129,390	*	Cray, Inc	1,078
162,377		Cummins, Inc	7,276
1,100	*	Cymer, Inc	43
363,622		Deere & Co	15,607
1,195,611	*	Dell, Inc	18,246
10,400	e	Donaldson Co, Inc	360
1,000		Dover Corp	39
1,400	*	Dresser-Rand Group, Inc	43
11,934	*,e	Dril-Quip, Inc	592
710,883		Emerson Electric Co	28,493
38,963	*	ENGlobal Corp	161
5,149	*	Entegris, Inc	25
59,100		Fanuc Ltd	5,300
121,430	*,e	Flotek Industries, Inc	250
78,912	*	FMC Technologies, Inc	4,122
64,200		FUJIFILM Holdings Corp	1,924
900	*	Gardner Denver, Inc	31
1,200	e	Gorman-Rupp Co	30
61,737	e	Graco, Inc	1,721
1,264,202		Hewlett-Packard Co	59,684
27,600		Hitachi Construction Machinery Co Ltd	592
1,300		IDEX Corp	36
89,698	*,e	Immersion Corp	384
9,686	*	Intermec, Inc	137
613,538		International Business Machines Corp	73,386
22,664	*	Intevac, Inc	305
17,936		John Bean Technologies Corp	326
543,699		Johnson Controls, Inc	13,897
13,202		Kone Oyj (Class B)	485
118,500		Konica Minolta Holdings, Inc	1,123

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

243,000		Kubota Corp	$2,022
2,300	*	Kulicke & Soffa Industries, Inc	14
47,200		Kurita Water Industries Ltd	1,693
54,647	*,e	Lam Research Corp	1,867
42,635	*,e	Lexmark International, Inc (Class A)	918
600	e	Lindsay Manufacturing Co	24
5,454		Lufkin Industries, Inc	290
35,858		Manitowoc Co, Inc	340
38,400		Modine Manufacturing Co	356
62,650	e	Nordson Corp	3,514
14,886	*	Oil States International, Inc	523
43,464		Pall Corp	1,403
766,097	*	Quantum Corp	965
2,000		Robbins & Myers, Inc	47
15,778	*	Safeguard Scientifics, Inc	173
175,680		Sandvik AB	1,940
2,100	e	Sauer-Danfoss, Inc	16
1,300	*	Scansource, Inc	37
348,061	e	Seagate Technology, Inc	5,294
45,177	*	Semitool, Inc	382
16,682	*,e	Sigma Designs, Inc	242
3,300		SMC Corp	406
83,051		Solarworld AG.	2,017
700		SPX Corp	43
45,405	*,e	STEC, Inc	1,334
14,706	*,e	Tecumseh Products Co (Class A)	167
96,430		Tennant Co	2,802
23,800		Tokyo Electron Ltd	1,519
10,500	*	Ultratech, Inc	139
62,888	*,e	Varian Medical Systems, Inc	2,649
37,780	*	Vestas Wind Systems AS	2,731
1,300	*	Zebra Technologies Corp (Class A)	34

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	317,943

INSTRUMENTS AND RELATED PRODUCTS - 2.27%
17,804	*	Affymetrix, Inc	156
208,643	*	Agilent Technologies, Inc	5,807
187,585		Allergan, Inc	10,647
600	e	American Science & Engineering, Inc	41
3,704		Analogic Corp	137
501,272		Baxter International, Inc	28,577
56,948		Beckman Coulter, Inc	3,926
258,369		Becton Dickinson & Co	18,021
400	*	Bio-Rad Laboratories, Inc (Class A)	37
21,900	*	Bruker BioSciences Corp	234
3,600	*,e	CardioNet, Inc	24

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

50,897	*,e	Cepheid, Inc	$673
4,300		Cochlear Ltd	253
302,665		Danaher Corp	20,375
98,836	e	Dentsply International, Inc	3,414
19,200	*	Depomed, Inc	84
500	*	Dionex Corp	32
53,619	*	Flir Systems, Inc	1,500
73,882	e	Garmin Ltd	2,788
66,337		Hillenbrand, Inc	1,351
71,636	*	Hologic, Inc	1,171
900	*	ICU Medical, Inc	33
9,426	*	Illumina, Inc	401
1,200	*	Integra LifeSciences Holdings Corp	41
16,138	*	Intuitive Surgical, Inc	4,232
4,500		Invacare Corp	100
309,846		Invensys plc	1,441
49,728	*	ION Geophysical Corp	175
100	*	Itron, Inc	6
628	*	L-1 Identity Solutions, Inc	4
32,218	*,e	LTX-Credence Corp	53
806,650		Medtronic, Inc	29,684
1,166	*	Merit Medical Systems, Inc	20
32,312	*	Millipore Corp	2,273
23,800		Movado Group, Inc	346
1,400		National Instruments Corp	39
197,000		Nikon Corp	3,604
60,000	*	Olympus Corp	1,591
2,970	*,e	OYO Geospace Corp	77
1,888	*,e	Palomar Medical Technologies, Inc	31
1,900		PerkinElmer, Inc	37
1,770	*,e	Resmed, Inc	80
41,002		Rockwell Automation, Inc	1,747
2,500	*	Rofin-Sinar Technologies, Inc	57
26,200	e	Roper Industries, Inc	1,336
2,223	*	Rudolph Technologies, Inc	16
214,524	*	St. Jude Medical, Inc	8,369
40,359	e	STERIS Corp	1,229
9,600	e	Techne Corp	600
87,880		Terumo Corp	4,836
188,668	*	Thermo Electron Corp	8,239
37,275	*,e	Trimble Navigation Ltd	891
77,319	*,e	Vivus, Inc	808
44,461	*	Waters Corp	2,484
2,100	*	Wright Medical Group, Inc	38
595,082		Xerox Corp	4,606
161,795	*	Zimmer Holdings, Inc	8,648

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,140	*	Zoll Medical Corp	$111

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	187,531

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
230,137		AON Corp	9,364
1,500		Arthur J. Gallagher & Co	37
135,277	*,e	Crawford & Co (Class B)	597
283,627		Hartford Financial Services Group, Inc	7,516
19,410	*	National Financial Partners Corp	169
258,748		QBE Insurance Group Ltd	5,492

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	23,175

INSURANCE CARRIERS - 2.70%
98,200	*	Aegon NV	834
340,151		Aetna, Inc	9,466
499,950		Aflac, Inc	21,367
748	*	Alleghany Corp	194
89,993		Allianz AG.	11,242
4,400		American Equity Investment Life Holding Co	31
7,900		American Physicians Capital, Inc	228
126,273		AMP Ltd	726
17,433	*	Arch Capital Group Ltd	1,177
120,579		Aspen Insurance Holdings Ltd	3,192
92,341		Assurant, Inc	2,960
1,084,807		Aviva plc	7,769
1,200		Axis Capital Holdings Ltd	36
22,716	*	Catalyst Health Solutions, Inc	662
34,100	*	Centene Corp	646
451,058		Chubb Corp	22,737
344,705		Cincinnati Financial Corp	8,959
1,400		Donegal Group, Inc (Class A)	22
2,400		Employers Holdings, Inc	37
44,087		Endurance Specialty Holdings Ltd	1,608
27,664		Erie Indemnity Co (Class A)	1,036
2,200		First Mercury Financial Corp	29
1,251	*	Fpic Insurance Group, Inc	42
334,695		Genworth Financial, Inc (Class A)	4,000
22,550		Hanover Insurance Group, Inc	932
1,200		Harleysville Group, Inc	38
103,226	*	Humana, Inc	3,850
90,119	*	KBC Groep NV	4,527
283,539		Lincoln National Corp	7,346
217,500		Manulife Financial Corp	4,571
4,514	*,e	Markel Corp	1,489
21,970	*,e	Molina Healthcare, Inc	455

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

113,345		Montpelier Re Holdings Ltd	$1,850
59,428		Muenchener Rueckver AG.	9,482
700	*	Navigators Group, Inc	39
9,640	e	Odyssey Re Holdings Corp	625
104,500	e	Phoenix Cos, Inc	340
51,011		Platinum Underwriters Holdings Ltd	1,828
273,449		Principal Financial Group	7,490
700	*	ProAssurance Corp	37
664,944		Progressive Corp	11,025
40,050		Protective Life Corp	858
43,200		Radian Group, Inc	457
700		RLI Corp	37
900		Safety Insurance Group, Inc	30
2,400		Selective Insurance Group, Inc	38
5,540		Stancorp Financial Group, Inc	224
54,100		Sun Life Financial, Inc	1,695
140,685		Swiss Reinsurance Co	6,351
88,990		T&D Holdings, Inc	2,409
519,047		Travelers Cos, Inc	25,552
3,100	*	Universal American Financial Corp	29
198,908	e	UnumProvident Corp	4,265
106,135		W.R. Berkley Corp	2,683
472,582	*	WellPoint, Inc	22,380
100		Wesco Financial Corp	33
86,841		XL Capital Ltd (Class A)	1,516
1,500		Zenith National Insurance Corp	46

		TOTAL INSURANCE CARRIERS	223,527

LEATHER AND LEATHER PRODUCTS - 0.06%
152,137		Coach, Inc	5,008
400	*	Timberland Co (Class A)	6
14,200	e	Weyco Group, Inc	325

		TOTAL LEATHER AND LEATHER PRODUCTS	5,339

LEGAL SERVICES - 0.01%
12,798	*	FTI Consulting, Inc	545
700	*	Pre-Paid Legal Services, Inc	36

		TOTAL LEGAL SERVICES	581

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
89,328		Brisa-Auto Estradas de Portugal S.A.	880
493,000		ComfortDelgro Corp Ltd	563
17,000		Keihin Electric Express Railway Co Ltd	144

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,587

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

LUMBER AND WOOD PRODUCTS - 0.00%**
110,047	*	Champion Enterprises, Inc	$51
900	e	Deltic Timber Corp	41
4,415		Skyline Corp	99

		TOTAL LUMBER AND WOOD PRODUCTS	191

METAL MINING - 0.40%
38,858		Agnico-Eagle Mines Ltd	2,628
580,217		Alumina Ltd	937
13,800		Inmet Mining Corp	773
133,600		Kinross Gold Corp	2,911
155,840		Newcrest Mining Ltd	4,386
11,342		Orica Ltd	235
9,300	*	Rosetta Resources, Inc	137
129,066		Royal Gold, Inc	5,885
44,488	*	Stillwater Mining Co	299
108,000		Teck Cominco Ltd	2,976
705,694		Xstrata plc	10,404
139,800		Yamana Gold, Inc	1,504

		TOTAL METAL MINING	33,075

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
45,634		Armstrong World Industries, Inc	1,573
1,024		Blyth, Inc	40
27,478		Callaway Golf Co	209
12,100	e	Daktronics, Inc	104
1,300		Hasbro, Inc	36
2,600	*	Jakks Pacific, Inc	37
457,150	e	Mattel, Inc	8,438
123,400		Yamaha Corp	1,460

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	11,897

MISCELLANEOUS RETAIL - 1.16%
178,905	*	Amazon.com, Inc	16,703
900	e	Barnes & Noble, Inc	20
824,083		CVS Corp	29,452
6,823	*	Dollar Tree, Inc	332
38,120	*,e	GSI Commerce, Inc	736
112,788	*,e	Hibbett Sports, Inc	2,056
61,700		Home Retail Group	268
29,300	*	HSN, Inc	477
58,366		Metro AG.	3,301
900		MSC Industrial Direct Co (Class A)	39
65,185	*	Office Depot, Inc	432
368,600		Origin Energy Ltd	5,307
10,103	*,e	Overstock.com, Inc	148
30,830		Petsmart, Inc	671

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,655	*,e	Priceline.com, Inc	$1,269
5,300		Shoppers Drug Mart Corp	218
390,951		Staples, Inc	9,078
38,795	e	Tiffany & Co	1,495
646,538		Walgreen Co	24,226

		TOTAL MISCELLANEOUS RETAIL	96,228

MOTION PICTURES - 0.08%
11,531	*,e	Avid Technology, Inc	162
80,001	*	Discovery Communications, Inc (Class A)	2,312
59,701	*	Discovery Communications, Inc (Class C)	1,554
46,417	*	DreamWorks Animation SKG, Inc (Class A)	1,651
9,091		Regal Entertainment Group (Class A)	112
51,432	*	tw telecom inc (Class A)	692

		TOTAL MOTION PICTURES	6,483

NONDEPOSITORY INSTITUTIONS - 0.61%
845,479		American Express Co	28,662
105,992	*,e	AmeriCredit Corp	1,674
317,713		Capital One Financial Corp	11,352
115,285		CapitalSource, Inc	500
305,815	e	CIT Group, Inc	370
303,716		Discover Financial Services	4,929
86,852	e	Federal Agricultural Mortgage Corp (Class C)	651
204,108		Medallion Financial Corp	1,706
130,606	*	NewStar Financial, Inc	430
1,500	*	PHH Corp	30
12,483	*,e	World Acceptance Corp	315

		TOTAL NONDEPOSITORY INSTITUTIONS	50,619

NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
119,532	e	AMCOL International Corp	2,736
6,700		Compass Minerals International, Inc	413
85,630	*,e	General Moly, Inc	270
66,983		K+S AG.	3,655
102,081		Vulcan Materials Co	5,519

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	12,593

OIL AND GAS EXTRACTION - 3.65%
19,350		Acergy S.A.	244
320,466		Apache Corp	29,427
3,740	*	Approach Resources, Inc	34
45,074		Atlas America, Inc	1,220
22,290	*,e	ATP Oil & Gas Corp	399
4,366	*	Atwood Oceanics, Inc	154
44,838	e	Berry Petroleum Co (Class A)	1,201

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

103,950	*,e	Boots & Coots, Inc	$167
9,766	*,e	Bronco Drilling Co, Inc	64
94,779		Cabot Oil & Gas Corp	3,388
207,937	*,e	Callon Petroleum Co	381
108,191	*	Cameron International Corp	4,092
2,700	*,e	Carrizo Oil & Gas, Inc	66
520,036		Chesapeake Energy Corp	14,769
77,959	e	Cimarex Energy Co	3,377
1,200	*	CNX Gas Corp	37
48,215	*,e	Complete Production Services, Inc	545
38,480	*,e	Contango Oil & Gas Co	1,965
1,700	*,e	Continental Resources, Inc	67
6,000	*	Dawson Geophysical Co	164
382,802	*	Denbury Resources, Inc	5,792
422,328		Devon Energy Corp	28,434
151,430	e	Diamond Offshore Drilling, Inc	14,465
149,800		EnCana Corp	8,675
43,101	*	Encore Acquisition Co	1,612
158,985		ENSCO International, Inc	6,763
233,757		EOG Resources, Inc	19,521
303,381	e	Equitable Resources, Inc	12,924
26,900	*	EXCO Resources, Inc	503
11	*	Exterran Holdings, Inc	0	^
64,130	*	Gasco Energy, Inc	31
57,034	*	Geokinetics, Inc	1,209
22,400	*	Geomet, Inc	38
148,004	*	Global Industries Ltd	1,406
16,840	*,e	GMX Resources, Inc	265
38,098	*,e	Goodrich Petroleum Corp	983
12,100	*	Gulfport Energy Corp	106
136,609	e	Helmerich & Payne, Inc	5,400
9,600	*	Hercules Offshore, Inc	47
537,719	*	Meridian Resource Corp	220
127,188	*,e	Nabors Industries Ltd	2,658
444,476	*	National Oilwell Varco, Inc	19,170
97,648	*	Newfield Exploration Co	4,156
91,677		Nexen, Inc	2,084
245,406		Noble Energy, Inc	16,187
23,760	*	Northern Oil And Gas, Inc	200
6,468	*	Oceaneering International, Inc	367
31,303	*	Parallel Petroleum Corp	99
127,600	*,e	Parker Drilling Co	697
220,346	*	PetroHawk Energy Corp	5,335
32,190	*	Petroleum Development Corp	601
67,500	*,e	Petroquest Energy, Inc	438
75,500	*	Pioneer Drilling Co	554

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

141,676		Pioneer Natural Resources Co	$5,141
160,990	*	Pride International, Inc	4,901
116,576	*,e	Quicksilver Resources, Inc	1,654
75,758		Range Resources Corp	3,739
38,327	*,e	Rex Energy Corp	320
9,820	e	RPC, Inc	103
439,137		Santos Ltd	5,889
400	*	SEACOR Holdings, Inc	33
112,212		Smith International, Inc	3,220
124,486	*	Southwestern Energy Co	5,313
74,030		St. Mary Land & Exploration Co	2,403
23,778	*	Stone Energy Corp	388
281,994	*,e	Sulphco, Inc	386
59,046	*	Swift Energy Co	1,398
154,400		Talisman Energy, Inc	2,687
800		Tidewater, Inc	38
82,880	*	Ultra Petroleum Corp	4,058
37,545	*	Unit Corp	1,549
70,198	*	Venoco, Inc	808
57,800		W&T Offshore, Inc	677
43,705	*	Whiting Petroleum Corp	2,517
179,777		Woodside Petroleum Ltd	8,268
572,529		XTO Energy, Inc	23,657

		TOTAL OIL AND GAS EXTRACTION	301,848

PAPER AND ALLIED PRODUCTS - 0.51%
78,459		Bemis Co	2,033
52,800	*	Buckeye Technologies, Inc	567
4,655	*,e	Domtar Corporation	164
22,564		Glatfelter	259
138,059		International Paper Co	3,069
335,954		Kimberly-Clark Corp	19,814
242,065		MeadWestvaco Corp	5,400
12,396		Metso Oyj	349
16,900	e	Rock-Tenn Co (Class A)	796
106,964		Sonoco Products Co	2,946
153,116		Stora Enso Oyj (R Shares)	1,067
121,590		Svenska Cellulosa AB (B Shares)	1,648
61,684	e	Temple-Inland, Inc	1,013
17,300		Uni-Charm Corp	1,642
133,335		UPM-Kymmene Oyj	1,600
10,800		Wausau Paper Corp	108

		TOTAL PAPER AND ALLIED PRODUCTS	42,475

PERSONAL SERVICES - 0.01%
1,200	*,e	Coinstar, Inc	40

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

35,896		Regis Corp	$556
7,956		Unifirst Corp	354
3,320		Weight Watchers International, Inc	91

		TOTAL PERSONAL SERVICES	1,041

PETROLEUM AND COAL PRODUCTS - 1.47%
4,002	*	American Oil & Gas, Inc	8
6,879		Ashland, Inc	297
501,352		ENI S.p.A.	12,531
20,700		Galp Energia SGPS S.A.	358
6,351		Hellenic Petroleum S.A.	72
379,547		Hess Corp	20,291
727,200		Marathon Oil Corp	23,197
101,331		Neste Oil Oyj	1,871
414,500		Nippon Mining Holdings, Inc	2,041
69,589		OMV AG.	2,808
293,175		Repsol YPF S.A.	7,975
588,840		Royal Dutch Shell plc (A Shares)	16,784
501,220		Royal Dutch Shell plc (B Shares)	13,906
5,400	*,e	SandRidge Energy, Inc	70
338,760		Statoil ASA	7,618
330,004		Suncor Energy, Inc	11,528

		TOTAL PETROLEUM AND COAL PRODUCTS	121,355

PIPELINES, EXCEPT NATURAL GAS - 0.33%
1,218,867		Spectra Energy Corp	23,086
145,100		TransCanada Corp	4,522

		TOTAL PIPELINES, EXCEPT NATURAL GAS	27,608

PRIMARY METAL INDUSTRIES - 0.87%
612,200		Alcoa, Inc	8,032
28,444		Allegheny Technologies, Inc	995
223,171	*	ArcelorMittal	8,344
231,916		BlueScope Steel Ltd	599
794,396		Corning, Inc	12,162
2,800	e	Encore Wire Corp	63
48,876	e	Gibraltar Industries, Inc	649
39,200	*	Horsehead Holding Corp	459
45,503		Hubbell, Inc (Class B)	1,911
108,210	*,e	Metalico, Inc	451
57,000		Mitsubishi Materials Corp	157
927,000		Nippon Steel Corp	3,387
179,400		Norsk Hydro ASA	1,194
321,267		Nucor Corp	15,104
29,346	e	Olympic Steel, Inc	842
187,756		Steel Dynamics, Inc	2,880

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

357,000		Sumitomo Metal Industries Ltd	$879
217,000		Sumitomo Metal Mining Co Ltd	3,563
69,914		Tredegar Corp	1,014
15,649		Umicore	469
111,605		United States Steel Corp	4,952
2,750	*	Universal Stainless & Alloy	50
11,392		Voestalpine AG.	407
235,332	e	Worthington Industries, Inc	3,271

		TOTAL PRIMARY METAL INDUSTRIES	71,834

PRINTING AND PUBLISHING - 0.47%
38,320	*,e	ACCO Brands Corp	277
2,700		American Greetings Corp (Class A)	60
5,289		Bowne & Co, Inc	41
800		CSS Industries, Inc	16
156,000		Dai Nippon Printing Co Ltd	2,148
61,905		Dun & Bradstreet Corp	4,663
2,100		Ennis, Inc	34
83,421	e	EW Scripps Co (Class A)	626
40,459	e	Harte-Hanks, Inc	560
375,606		John Fairfax Holdings Ltd	568
9,742		John Wiley & Sons, Inc (Class A)	339
215,606		Journal Communications, Inc (Class A)	793
24,900	*	Lee Enterprises, Inc	68
1,800		McClatchy Co (Class A)	5
35,360		Meredith Corp	1,059
189,109	e	New York Times Co (Class A)	1,536
66,800		Orkla ASA	630
581,401		Pearson plc	7,163
40,400		R.R. Donnelley & Sons Co	859
22,388		Reed Elsevier NV	253
660,387		Reed Elsevier plc	4,941
90,275	e	Standard Register Co	531
73,361		Thomson Corp	2,460
141,000		Toppan Printing Co Ltd	1,335
1,200	*,e	VistaPrint Ltd	61
16,546		Washington Post Co (Class B)	7,744

		TOTAL PRINTING AND PUBLISHING	38,770

RAILROAD TRANSPORTATION - 0.62%
87,680		Burlington Northern Santa Fe Corp	6,999
53,300		Canadian National Railway Co	2,625
6,200		Canadian Pacific Railway Ltd	290
337,380		CSX Corp	14,123
123,506		Firstgroup plc	817
4,700	*,e	Genesee & Wyoming, Inc (Class A)	143

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

483,000		Hankyu Hanshin Holdings, Inc	$2,314
57,244	*	Kansas City Southern Industries, Inc	1,516
969,663		MTR Corp	3,366
420,585		Norfolk Southern Corp	18,131
265,553		Stagecoach Group plc	691

		TOTAL RAILROAD TRANSPORTATION	51,015

REAL ESTATE - 0.33%
54,068	*	CB Richard Ellis Group, Inc (Class A)	635
378,200		City Developments Ltd	2,771
12,398	e	Forest City Enterprises, Inc (Class A)	166
26,565	*,e	Forestar Real Estate Group, Inc	456
1,087,950		Hang Lung Properties Ltd	4,008
2,160	e	Jones Lang LaSalle, Inc	102
27,737		Leighton Holdings Ltd	885
339,200		Mitsubishi Estate Co Ltd	5,336
305,810		Mitsui Fudosan Co Ltd	5,175
33,399	e	Stewart Enterprises, Inc (Class A)	175
505,000		Sun Hung Kai Properties Ltd	7,440

		TOTAL REAL ESTATE	27,149

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.10%
2,100		A. Schulman, Inc	42
381	*	Deckers Outdoor Corp	32
64,635		Michelin (C.G.D.E.) (Class B)	5,071
120,960		Mitsui Chemicals, Inc	431
1,075,974		Pirelli & C S.p.A.	576
52,543		Sealed Air Corp	1,031
11,100	e	Spartech Corp	120
1,800	*	Trex Co, Inc	33
24,565		Tupperware Corp	981

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	8,317

SECURITY AND COMMODITY BROKERS - 1.58%
94,759		Ameriprise Financial, Inc	3,443
72,341	e	BlackRock, Inc	15,685
76,741		Broadridge Financial Solutions, Inc	1,542
859,082		Charles Schwab Corp	16,451
42,802		CME Group, Inc	13,191
240,866		Credit Suisse Group	13,365
844,100		Daiwa Securities Group, Inc	4,354
1,040		Diamond Hill Investment Group, Inc	60
48,717		Duff & Phelps Corp	933
29,700		Eaton Vance Corp	831
47,770	e	Evercore Partners, Inc (Class A)	1,396
43,789	e	Federated Investors, Inc (Class B)	1,155

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

217,824		Franklin Resources, Inc	$21,913
53,546	*	IntercontinentalExchange, Inc	5,204
1,750	*,e	International Assets Holding Corp	29
317,539		Invesco Ltd	7,227
74,983		Legg Mason, Inc	2,327
70,999	*	Nasdaq Stock Market, Inc	1,495
550,500		Nomura Holdings, Inc	3,391
189,030		NYSE Euronext	5,461
18,240	*,e	Pzena Investment Management, Inc (Class A)	149
89,969		SEI Investments Co	1,771
186,903	e	T Rowe Price Group, Inc	8,541
56,898	e	US Global Investors, Inc (Class A)	702

		TOTAL SECURITY AND COMMODITY BROKERS	130,616

SOCIAL SERVICES - 0.00%**
44,409	*	Capital Senior Living Corp	271

		TOTAL SOCIAL SERVICES	271

SPECIAL TRADE CONTRACTORS - 0.02%
400	e	Alico, Inc	12
8,300	e	Chemed Corp	364
2,050		Comfort Systems USA, Inc	24
6,983	*	Layne Christensen Co	224
60,482	*	Quanta Services, Inc	1,338

		TOTAL SPECIAL TRADE CONTRACTORS	1,962

STONE, CLAY, AND GLASS PRODUCTS - 0.72%
499,571		3M Co	36,868
5,965	e	Apogee Enterprises, Inc	90
7,922	*	Cabot Microelectronics Corp	276
21,025	e	CARBO Ceramics, Inc	1,084
270,968		CRH plc	7,496
63,051	e	Gentex Corp	892
38,952		Holcim Ltd	2,672
83,183		Lafarge S.A.	7,444
83,000		NGK Insulators Ltd	1,923
31,700	*	Owens Corning, Inc	712

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	59,457

TEXTILE MILL PRODUCTS - 0.01%
1,300		Albany International Corp (Class A)	25
22,800		Oxford Industries, Inc	449

		TOTAL TEXTILE MILL PRODUCTS	474

TRANSPORTATION BY AIR - 0.45%
402,645	*,e	Airtran Holdings, Inc	2,517

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,000	*	All Nippon Airways Co Ltd	$9
623,369		Auckland International Airport Ltd	837
66,237		British Airways plc	233
68,937	*,e	Continental Airlines, Inc (Class B)	1,133
238,048	*	Delta Air Lines, Inc	2,133
62,034	*	ExpressJet Holdings, Inc	155
259,764		FedEx Corp	19,539
381,273	*,e	JetBlue Airways Corp	2,280
208,840		Singapore Airlines Ltd	2,043
36,065		Skywest, Inc	598
579,255		Southwest Airlines Co	5,561

		TOTAL TRANSPORTATION BY AIR	37,038

TRANSPORTATION EQUIPMENT - 1.20%
3,800		A.O. Smith Corp	145
24,300	*	Aisin Seiki Co Ltd	593
84,800	e	American Axle & Manufacturing Holdings, Inc	600
65,137		ArvinMeritor, Inc	509
7,885	*	ATC Technology Corp	156
127,203		Bayerische Motoren Werke AG.	6,133
211,538	*	BE Aerospace, Inc	4,260
333,800		Bombardier, Inc	1,550
1,100		Clarcor, Inc	34
130,600	*	Denso Corp	3,841
14,800	e	Federal Signal Corp	106
1,745,900	*	Ford Motor Co	12,587
5,139	*	Fuel Systems Solutions, Inc	185
240,636		Genuine Parts Co	9,159
189,806	e	Harley-Davidson, Inc	4,366
94,992		Harsco Corp	3,364
305,980	*	Honda Motor Co Ltd	9,425
39,000		NSK Ltd	242
192,413	e	Paccar, Inc	7,256
54,787		Peugeot S.A.	1,670
83,765		Renault S.A.	3,906
152,400		Scania AB (B Shares)	1,891
756,000		SembCorp Marine Ltd	1,707
2,100		Shimano, Inc	91
182,710	*,e	Spirit Aerosystems Holdings, Inc (Class A)	3,300
48,870		Superior Industries International, Inc	694
124,484	*	Tenneco, Inc	1,623
817,210		Tomkins PLC	2,463
8,700	*	Toyota Industries Corp	239
16,126		Volkswagen AG.	2,651
64,844		Volkswagen AG. (Preference)	7,552
134,600		Volvo AB (A Shares)	1,207

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

341,990		Volvo AB (B Shares)	$3,164
42,540		Westinghouse Air Brake Technologies Corp	1,597
102,500		Yamaha Motor Co Ltd	1,264

		TOTAL TRANSPORTATION EQUIPMENT	99,530

TRANSPORTATION SERVICES - 0.11%
81,069		Autostrade S.p.A.	1,966
22,693		CH Robinson Worldwide, Inc	1,311
99,916		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,163
134,669		Deutsche Lufthansa AG.	2,386
22,989		Expeditors International Washington, Inc	808
2,064	*	Hub Group, Inc (Class A)	47
36,000	*	Interval Leisure Group, Inc	449
85,068	*	Orbitz Worldwide, Inc	526
52,505		Toll Holdings Ltd	395
2,600		UTI Worldwide, Inc	38

		TOTAL TRANSPORTATION SERVICES	9,089

TRUCKING AND WAREHOUSING - 0.50%
493,298		Deutsche Post AG.	9,240
1,500		Forward Air Corp	35
2,200	e	Heartland Express, Inc	32
1,100		J.B. Hunt Transport Services, Inc	35
900		Landstar System, Inc	34
73,000		Nippon Express Co Ltd	297
13,837		TNT NV	371
521,934		United Parcel Service, Inc (Class B)	29,473
1,600		Werner Enterprises, Inc	30
94,000		Yamato Transport Co Ltd	1,545

		TOTAL TRUCKING AND WAREHOUSING	41,092

WATER TRANSPORTATION - 0.06%
14,391	e	Alexander & Baldwin, Inc	462
53,600	*	Gulfmark Offshore, Inc	1,754
36,022	*	Hornbeck Offshore Services, Inc	993
153,000		Kawasaki Kisen Kaisha Ltd	568
1,100	*	Kirby Corp	41
376,000		Nippon Yusen Kabushiki Kaisha	1,453

		TOTAL WATER TRANSPORTATION	5,271

WHOLESALE TRADE-DURABLE GOODS - 0.61%
121,197		Agilysys, Inc	799
109,330	e	Barnes Group, Inc	1,868
51,856		BorgWarner, Inc	1,569
295,728		Bunzl plc	2,999
47,825		Castle (A.M.) & Co	475

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

52,882	*	Chindex International, Inc	$665
7,328		Compagnie de Saint-Gobain	380
222,696	*	Fortescue Metals Group Ltd	750
1,900	*	Ingram Micro, Inc (Class A)	32
2,000		Knight Transportation, Inc	34
747,810		Li & Fung Ltd	3,015
2,500	*	LKQ Corp	46
8,672	*,e	MWI Veterinary Supply, Inc	346
599,000		Nissan Motor Co Ltd	4,050
80,000		Nisshin Steel Co Ltd	143
5,558	e	Owens & Minor, Inc	251
76,533	*,e	Patterson Cos, Inc	2,086
2,000	e	Pool Corp	44
2,500	*	PSS World Medical, Inc	55
13,424		Rautaruukki Oyj	322
120,238	e	Reliance Steel & Aluminum Co	5,117
105,065		Schneider Electric S.A.	10,650
3,600	*	Tech Data Corp	150
23,000	*,e	Tyler Technologies, Inc	393
91,529	e	W.W. Grainger, Inc	8,180
17,580	*	WESCO International, Inc	506
115,996		Wesfarmers Ltd	2,711
131,715	*	Wolseley plc	3,172

		TOTAL WHOLESALE TRADE-DURABLE GOODS	50,808

WHOLESALE TRADE-NONDURABLE GOODS - 0.46%
6,480		Airgas, Inc	313
63,861	*,e	Akorn, Inc	87
13,200		Akzo Nobel NV	818
48,872		Allscripts Healthcare Solutions, Inc	991
2,536	*	Clearwater Paper Corp	105
8,757	*	Dean Foods Co	156
75,320	*	Endo Pharmaceuticals Holdings, Inc	1,704
7,100	*	Gildan Activewear, Inc	140
2,100	*	Hain Celestial Group, Inc	40
16,830	*	Henry Schein, Inc	924
11,000		Kikkoman Corp	137
3,500		Metro, Inc	114
2,100		Myers Industries, Inc	23
13,956	e	Nash Finch Co	382
2,308,070		Noble Group Ltd	4,014
452,200	*	Sojitz Holdings Corp	861
18,582	e	Spartan Stores, Inc	263
684,821		Sysco Corp	17,019
334,862		Unilever NV	9,651
1,900	*,e	Volcom, Inc	31

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	37,773

		TOTAL COMMON STOCKS	5,000,427

		(Cost $4,705,055)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	MATURITY DATE	VALUE (000)

RIGHTS / WARRANTS - 0.00%**
DEPOSITORY INSTITUTIONS - 0.00%**
151,478	m	BankAtlantic Bancorp, Inc		$136
180,978	m	Fortis		0	^

		TOTAL DEPOSITORY INSTITUTIONS		136

		TOTAL RIGHTS / WARRANTS		136

		(Cost $0)

PRINCIPAL	ISSUER

SHORT TERM INVESTMENTS - 7.10%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.28%
$18,000,000	Federal Home Loan Bank (FHLB)	3/24/10	17,983
15,200,000	FHLB	10/23/09	15,197
7,000,000	FHLB	10/14/09	7,000
7,600,000	FHLB	10/9/09	7,600
3,115,000	FHLB	11/20/09	3,115
25,675,000	FHLB	11/25/09	25,668
15,600,000	FHLB	11/13/09	15,596
12,500,000	Federal Home Loan Mortgage Corp (FHLMC)	3/22/10	12,491
7,117,000	FHLMC	10/20/09	7,116
31,802,000	FHLMC	10/26/09	31,795
3,737,000	FHLMC	11/2/09	3,734
30,000,000	FHLMC	12/21/09	29,997
2,800,000	FHLMC	12/8/09	2,800
50,000,000	Federal National Mortgage Association (FNMA)	1/11/10	49,987
7,500,000	FNMA	10/21/09	7,498
33,834,000	FNMA	10/28/09	33,829

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		271,406

	(Cost $258,925)

U.S. TREASURY BILLS - 0.57%
47,000,000	United States Treasury Bill	11/12/09	46,988

	TOTAL U.S. TREASURY BILLS		46,988

	(Cost $46,988)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	MATURITY DATE	VALUE (000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.25%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.75%
$ 3,147,000		Federal Home Loan Bank (FHLB)	5/5/10	$3,143
11,000,000		FHLB	11/12/09	10,998
5,155,000		FHLB	11/13/09	5,155
8,000,000		FHLB	12/11/09	7,999
3,500,000		Federal Home Loan Mortgage Corp (FHLMC)	2/22/10	3,498
11,500,000		FHLMC	2/8/10	11,495
48,700,000		FHLMC	3/1/10	48,670
20,000,000		FHLMC	4/6/10	19,982
2,554,000		FHLMC	10/20/09	2,554
10,567,000		FHLMC	11/9/09	10,565
8,000,000		FHLMC	11/2/09	8,000
5,300,000		FHLMC	12/14/09	5,299
2,512,000		Federal National Mortgage Association (FNMA)	10/21/09	2,512
4,942,000		(FNMA)	11/04/09	4,941

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		144,811

U.S. TREASURY BILLS - 1.50%
124,630,000		United States Treasury Bill		124,595

		TOTAL U.S. TREASURY BILLS		124,595

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		269,406

		(Cost $281,788)

		TOTAL SHORT-TERM INVESTMENTS		587,800

		(Cost $587,701)

		TOTAL PORTFOLIO - 105.91%		8,766,481
		(Cost $8,427,080)
		OTHER ASSETS AND LIABILITIES, NET - (5.91)%		(489,193)

		NET ASSETS - 100.00%		$8,277,288

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	NR	Not Rated by Moody’s
	plc	Public Limited Company
	WR	Withdrawn Rating

	†	As provided by Moody’s Investors Services
	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amounts represents less than $1,000.
	e	All or a portion of these securities are out on loan.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2009 the value of these securities amounted to 126,464,984 or 1.53 of net assets.

	i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.
	j	Zero coupon
	m	Indicates a security that has been deemed illiquid.
	p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

		Cost amounts are in thousands.

		At September 30, 2009, the net unrealized appreciation on investment was $339,400,577, consisting of gross unrealized appreciation of $890,955,262 and gross unrealized depreciation of $(551,554,685).

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
September 30, 2009

COUNTRY	VALUE	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$7,531,069,904	85.91%

TOTAL DOMESTIC	7,531,069,904	85.91

FOREIGN
AUSTRALIA	86,284,075	0.98
AUSTRIA	11,538,998	0.13
BELGIUM	14,222,346	0.16
BERMUDA	60,900	0.00	**
CANADA	164,977,975	1.88
DENMARK	11,011,955	0.13
FINLAND	13,181,023	0.15
FRANCE	90,852,207	1.04
GERMANY	74,723,763	0.85
GREECE	9,278,842	0.11
HONG KONG	31,173,788	0.36
IRELAND	36,016,897	0.41
ITALY	43,940,529	0.50
JAPAN	221,588,414	2.53
LUXEMBOURG	15,760,163	0.18
NETHERLANDS	59,214,616	0.67
NEW ZEALAND	3,305,200	0.04
NORWAY	13,503,334	0.15
PORTUGAL	6,835,085	0.08
PUERTO RICO	227,855	0.00	**
SINGAPORE	10,138,966	0.12
SPAIN	52,027,221	0.59
SWEDEN	25,350,197	0.29
SWITZERLAND	69,591,447	0.79
UNITED KINGDOM	170,605,056	1.95

TOTAL FOREIGN	1,235,410,852	14.09

TOTAL PORTFOLIO	$8,766,480,756	100.00%

** Percentage represents less than 0.01%.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS 1.37%

AGENCY SECURITIES - 0.19%
$ 17,000,000	Federal National Mortgage Association (FNMA)	3.000%	3/10/2010	$17,183
10,000,000	Private Export Funding Corp	7.200	1/15/2010	10,177

	TOTAL AGENCY SECURITIES			27,360

U.S. TREASURY SECURITIES - 1.18%
25,000,000	United States Treasury Note	2.000	2/28/2010	25,163
39,690,000	United States Treasury Note	2.630	5/31/2010	40,260
73,850,000	United States Treasury Note	2.880	6/30/2010	75,106
22,800,000	United States Treasury Note	2.750	7/31/2010	23,219

	TOTAL U.S. TREASURY SECURITIES			163,748

	TOTAL GOVERNMENT BONDS			191,108

	(Cost $191,108)

SHORT-TERM INVESTMENTS - 98.61%

BANKER’S ACCEPTANCES - 2.50%
16,468,000	Bank of America NA	0.000	10/5/2009	16,467
29,011,000	Bank of America NA	0.000	10/8/2009	29,009
5,000,000	Bank of America NA	0.000	10/14/2009	4,999
4,595,000	Bank of America NA	0.000	10/16/2009	4,594
10,145,000	Bank of America NA	0.000	10/21/2009	10,144
5,619,000	Bank of America NA	0.000	10/22/2009	5,618
1,383,000	Bank of America NA	0.000	10/30/2009	1,383
1,894,000	Bank of America NA	0.000	11/3/2009	1,892
65,146,000	Bank of America NA	0.000	11/16/2009	65,065
11,222,000	Bank of America NA	0.000	11/20/2009	11,211
12,153,000	Bank of America NA	0.000	11/30/2009	12,131
1,372,000	Bank of America NA	0.000	12/3/2009	1,372
15,714,000	Bank of America NA	0.000	12/14/2009	15,682
14,000,000	Bank of America NA	0.000	12/15/2009	13,973
1,549,000	Bank of America NA	0.000	12/21/2009	1,547
16,688,000	Bank of America NA	0.000	1/19/2010	16,657
3,787,000	Bank of America NA	0.000	2/1/2010	3,781
4,366,000	Bank of America NA	0.000	2/16/2010	4,356
5,000,000	Bank of America NA	0.000	3/1/2010	4,990
9,447,000	JPMorgan Chase Bank NA	0.000	10/15/2009	9,446
2,056,000	JPMorgan Chase Bank NA	0.000	11/23/2009	2,055
1,579,000	JPMorgan Chase Bank NA	0.000	11/30/2009	1,578
30,000,000	Wachovia Bank NA	0.000	10/1/2009	30,000
20,000,000	Wachovia Bank NA	0.000	11/12/2009	19,994
28,900,000	Wachovia Bank NA	0.000	11/23/2009	28,877
30,000,000	Wachovia Bank NA	0.000	12/1/2009	29,974

	TOTAL BANKER’S ACCEPTANCES			346,795

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

CERTIFICATE OF DEPOSIT - 12.27%
$ 30,000,000	Abbey National North America LLC	0.360%	10/29/2009	$30,000
41,185,000	Abbey National North America LLC	0.470	11/5/2009	41,186
25,000,000	Abbey National North America LLC	0.520	11/18/2009	25,001
75,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.310	10/23/2009	75,001
32,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.730	11/12/2009	32,000
27,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.640	11/30/2009	27,000
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.610	12/8/2009	50,000
48,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.590	12/15/2009	48,000
25,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.570	12/29/2009	25,002
40,000,000	Banco Bilbao Vizcaya Argentaria S.A.	1.250	12/30/2009	40,025
35,000,000	Bank of NV Scotia	0.500	12/10/2009	35,000
25,000,000	Bank of NV Scotia	0.500	12/15/2009	25,000
20,000,000	Bank of NV Scotia	0.950	6/10/2010	20,000
30,000,000	Barclays Bank plc	0.950	10/22/2009	30,000
25,000,000	Barclays Bank plc	0.980	11/2/2009	25,000
40,000,000	Barclays Bank plc	0.950	11/4/2009	40,000
17,000,000	Barclays Bank plc	1.270	11/16/2009	17,005
30,000,000	Barclays Bank plc	0.780	1/11/2010	30,000
30,000,000	Barclays Bank plc	0.960	4/19/2010	30,000
22,715,000	Barclays Bank plc	0.820	5/11/2010	22,715
50,000,000	BNP Paribas	0.310	10/7/2009	50,000
51,400,000	BNP Paribas	0.290	10/30/2009	51,400
25,000,000	Calyon	0.490	10/1/2009	25,000
40,000,000	Calyon	0.250	11/2/2009	40,000
25,000,000	Calyon	0.420	11/4/2009	25,000
30,000,000	Calyon	0.420	11/4/2009	30,001
30,000,000	Calyon	0.250	12/7/2009	30,001
50,000,000	Canadian Imperial Bank of Commerce	0.300	10/27/2009	50,000
25,000,000	Canadian Imperial Bank of Commerce	0.250	1/20/2010	25,000
25,000,000	Canadian Imperial Bank of Commerce	0.300	3/16/2010	25,000
25,000,000	Lloyds TSB Bank plc	0.540	10/2/2009	25,000
34,000,000	Lloyds TSB Bank plc	0.620	11/6/2009	34,001
27,000,000	Lloyds TSB Bank plc	0.600	11/10/2009	27,001
20,000,000	Lloyds TSB Bank plc	0.510	12/30/2009	20,000
45,000,000	Rabobank Nederland NV	1.000	10/9/2009	45,000
10,000,000	Rabobank Nederland NV	0.300	10/27/2009	10,000
55,000,000	Rabobank Nederland NV	0.520	1/15/2010	55,003
20,000,000	Rabobank Nederland NV	1.050	4/30/2010	20,057
20,000,000	Rabobank Nederland NV	0.740	7/30/2010	20,000
25,000,000	Royal Bank of Canada	0.200	12/21/2009	25,001
50,000,000	Royal Bank of Canada	0.230	1/22/2010	50,002
25,000,000	Royal Bank of Scotland plc	0.350	10/6/2009	25,000
50,000,000	Royal Bank of Scotland plc	0.900	10/8/2009	50,000
25,000,000	Royal Bank of Scotland plc	0.700	11/17/2009	25,000
30,000,000	Royal Bank of Scotland plc	0.390	11/20/2009	30,000
50,000,000	Royal Bank of Scotland plc	0.690	12/2/2009	50,000
50,000,000	Toronto-Dominion Bank	0.750	10/2/2009	50,000
50,000,000	Toronto-Dominion Bank	0.750	10/7/2009	50,000
30,000,000	Toronto-Dominion Bank	1.510	11/12/2009	30,000
45,000,000	Toronto-Dominion Bank	0.250	1/25/2010	45,000

	TOTAL CERTIFICATE OF DEPOSIT			1,705,402

COMMERCIAL PAPER - 38.88%
21,850,000	Abbey National North America LLC	0.000	10/28/2009	21,846

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 20,000,000		Abbey National North America LLC	0.000%	11/24/2009	$19,993
20,000,000		Abbey National North America LLC	0.000	12/16/2009	19,979
50,000,000		Abbey National North America LLC	0.000	1/14/2010	49,965
6,135,000		Abbott Laboratories	0.000	10/8/2009	6,135
10,000,000		Abbott Laboratories	0.000	10/26/2009	9,998
18,895,000		Abbott Laboratories	0.000	11/6/2009	18,892
5,700,000		Abbott Laboratories	0.000	11/16/2009	5,699
47,500,000		Abbott Laboratories	0.000	11/23/2009	47,485
17,000,000		Abbott Laboratories	0.000	11/30/2009	16,995
5,500,000		American Honda Finance Corp	0.000	11/19/2009	5,498
15,580,000		American Honda Finance Corp	0.000	12/15/2009	15,572
34,000,000		Bank of NV Scotia	0.000	10/1/2009	34,000
34,745,000		Bank of NV Scotia	0.000	10/20/2009	34,740
10,000,000		Bank of NV Scotia	0.000	10/21/2009	9,999
25,000,000		Bank of NV Scotia	0.000	10/22/2009	24,996
25,000,000		Bank of NV Scotia	0.000	10/23/2009	24,997
10,000,000		Bank of NV Scotia	0.000	10/29/2009	9,999
25,000,000		Bank of NV Scotia	0.000	11/3/2009	24,983
6,000,000		Bank of NV Scotia	0.000	11/4/2009	5,997
25,000,000		Bank of NV Scotia	0.000	11/6/2009	24,994
20,000,000		Bank of NV Scotia	0.000	11/13/2009	19,987
13,395,000		Bank of NV Scotia	0.000	11/30/2009	13,391
5,360,000		Bank of NV Scotia	0.000	12/8/2009	5,358
27,935,000		Bank of NV Scotia	0.000	12/23/2009	27,903
30,000,000		Bank of Montreal	0.000	10/2/2009	30,000
35,000,000		BNP Paribas Finance, Inc	0.000	10/9/2009	34,998
48,555,000		BNP Paribas Finance, Inc	0.000	10/20/2009	48,547
15,000,000		BNP Paribas Finance, Inc	0.000	10/27/2009	14,998
40,000,000		BNP Paribas Finance, Inc	0.000	10/29/2009	39,992
25,000,000		BNP Paribas Finance, Inc	0.000	11/4/2009	24,995
25,000,000		BNP Paribas Finance, Inc	0.000	11/25/2009	24,990
25,000,000		Calyon North America, Inc	0.000	10/1/2009	25,000
25,000,000		Ciesco LLC	0.000	10/1/2009	25,000
50,000,000		Ciesco LLC	0.000	10/23/2009	49,991
67,515,000		Ciesco LLC	0.000	11/3/2009	67,495
9,000,000		Ciesco LLC	0.000	11/19/2009	8,996
45,420,000	p	Citigroup Funding, Inc-TLGP	0.000	10/8/2009	45,418
50,000,000	p	Citigroup Funding, Inc-TLGP	0.000	10/14/2009	49,997
14,000,000		Coca-Cola Co	0.000	11/2/2009	13,996
11,038,000		Coca-Cola Co	0.000	11/30/2009	11,034
4,155,000		Coca-Cola Co	0.000	12/3/2009	4,154
28,100,000		Coca-Cola Co	0.000	12/4/2009	28,088
25,200,000		Coca-Cola Co	0.000	12/14/2009	25,189
25,000,000		Coca-Cola Co	0.000	1/7/2010	24,987
25,000,000		Corporate Asset Funding Co, Inc	0.000	10/7/2009	24,999
5,000,000		Corporate Asset Funding Co	0.000	10/13/2009	5,000
3,800,000		Corporate Asset Funding Co	0.000	10/26/2009	3,799
40,000,000		Corporate Asset Funding Co	0.000	11/17/2009	39,984
50,000,000		Corporate Asset Funding Co	0.000	1/27/2010	49,951
17,780,000		Fairway Finance LLC	0.000	10/5/2009	17,780
41,837,000		Fairway Finance LLC	0.000	10/8/2009	41,835
25,000,000		Fairway Finance LLC	0.000	10/22/2009	24,997
40,000,000		Fairway Finance LLC	0.000	11/5/2009	39,992
14,949,000		Fairway Finance LLC	0.000	11/17/2009	14,944
37,611,000		Fairway Finance LLC	0.000	11/20/2009	37,599
32,376,000		General Electric Capital Corp	0.000	10/9/2009	32,374

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 68,536,000	Govco LLC	0.000%	10/20/2009	$68,524
60,000,000	Govco LLC	0.000	11/3/2009	59,984
25,000,000	Govco LLC	0.000	11/16/2009	24,990
27,800,000	Govco LLC	0.000	11/24/2009	27,790
11,456,000	Govco LLC	0.000	11/25/2009	11,452
75,820,000	Govco LLC	0.000	12/22/2009	75,724
32,000,000	ING US Funding LLC	0.000	10/13/2009	31,997
44,000,000	ING US Funding LLC	0.000	10/23/2009	43,988
20,000,000	ING US Funding LLC	0.000	10/26/2009	19,996
40,000,000	ING US Funding LLC	0.000	10/27/2009	39,987
4,000,000	ING US Funding LLC	0.000	11/3/2009	3,999
14,500,000	ING US Funding LLC	0.000	11/30/2009	14,487
20,000,000	ING US Funding LLC	0.000	12/4/2009	19,991
10,000,000	ING US Funding LLC	0.000	12/28/2009	9,990
12,230,000	Johnson & Johnson	0.000	10/8/2009	12,229
30,000,000	Johnson & Johnson	0.000	10/30/2009	29,994
10,482,000	Kitty Hawk Funding Corp	0.000	10/5/2009	10,482
27,600,000	Kitty Hawk Funding Corp	0.000	10/15/2009	27,597
10,003,000	Kitty Hawk Funding Corp	0.000	10/26/2009	10,002
25,000,000	Kitty Hawk Funding Corp	0.000	11/2/2009	24,995
45,500,000	Kitty Hawk Funding Corp	0.000	11/5/2009	45,491
7,935,000	Kitty Hawk Funding Corp	0.000	11/10/2009	7,933
20,000,000	Lloyds TSB Bank plc	0.000	10/6/2009	19,999
25,000,000	Lloyds TSB Bank plc	0.000	10/14/2009	24,998
2,050,000	Lloyds TSB Bank plc	0.000	10/19/2009	2,050
10,725,000	Lloyds TSB Bank plc	0.000	11/5/2009	10,723
40,000,000	Nestle Capital Corp	0.000	10/1/2009	40,000
46,890,000	Nestle Capital Corp	0.000	10/6/2009	46,886
20,000,000	Nestle Capital Corp	0.000	10/9/2009	19,997
30,000,000	Nestle Capital Corp	0.000	10/13/2009	29,994
60,000,000	Nestle Capital Corp	0.000	10/19/2009	59,993
25,000,000	Nestle Capital Corp	0.000	12/2/2009	24,992
50,000,000	Nestle Capital Corp	0.000	1/19/2010	49,905
12,135,000	Nestle Capital Corp	0.000	2/16/2010	12,104
25,000,000	Nestle Capital Corp	0.000	3/17/2010	24,944
25,000,000	Nestle Capital Corp	0.000	4/5/2010	24,940
17,000,000	Old Line Funding LLC	0.000	10/5/2009	16,999
16,000,000	Old Line Funding LLC	0.000	10/8/2009	15,999
8,045,000	Old Line Funding LLC	0.000	10/13/2009	8,044
79,635,000	Old Line Funding LLC	0.000	10/15/2009	79,626
15,000,000	Old Line Funding LLC	0.000	11/10/2009	14,996
27,346,000	Old Line Funding LLC	0.000	11/17/2009	27,336
54,334,000	Old Line Funding LLC	0.000	12/2/2009	54,312
50,400,000	Old Line Funding LLC	0.000	12/3/2009	50,378
57,169,000	Old Line Funding LLC	0.000	12/7/2009	57,145
5,130,000	PACCAR Financial Corp	0.000	11/17/2009	5,128
22,100,000	PACCAR Financial Corp	0.000	12/17/2009	22,090
10,000,000	Park Avenue Receivables Corp	0.000	10/21/2009	9,999
50,000,000	Park Avenue Receivables Corp	0.000	11/3/2009	49,991
17,900,000	Park Avenue Receivables Corp	0.000	11/5/2009	17,897
19,500,000	Park Avenue Receivables Corp	0.000	11/17/2009	19,495
25,000,000	Park Avenue Receivables Corp	0.000	11/18/2009	24,993
13,390,000	Pfizer, Inc	0.000	11/9/2009	13,385
25,000,000	Private Export Funding Corp	0.000	10/22/2009	24,995
6,200,000	Private Export Funding Corp	0.000	12/3/2009	6,198
25,000,000	Private Export Funding Corp	0.000	12/4/2009	24,991

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 25,000,000	Private Export Funding Corp	0.000%	12/11/2009	$24,983
50,530,000	Private Export Funding Corp	0.000	12/18/2009	50,495
21,320,000	Private Export Funding Corp	0.000	1/27/2010	21,300
20,000,000	Private Export Funding Corp	0.000	2/3/2010	19,962
23,845,000	Private Export Funding Corp	0.000	2/5/2010	23,799
14,000,000	Private Export Funding Corp	0.000	2/11/2010	13,972
25,000,000	Private Export Funding Corp	0.000	2/17/2010	24,957
15,000,000	Private Export Funding Corp	0.000	3/4/2010	14,979
26,650,000	Private Export Funding Corp	0.000	3/8/2010	26,602
22,000,000	Private Export Funding Corp	0.000	3/9/2010	21,960
34,500,000	Private Export Funding Corp	0.000	4/7/2010	34,406
10,000,000	Private Export Funding Corp	0.000	4/26/2010	9,971
31,670,000	Procter & Gamble International Funding S.C.A	0.000	10/5/2009	31,669
47,600,000	Procter & Gamble International Funding S.C.A	0.000	10/6/2009	47,598
20,000,000	Procter & Gamble International Funding S.C.A	0.000	10/13/2009	19,998
35,000,000	Procter & Gamble International Funding S.C.A	0.000	10/15/2009	34,997
29,370,000	Procter & Gamble International Funding S.C.A	0.000	10/16/2009	29,367
7,925,000	Procter & Gamble International Funding S.C.A	0.000	10/19/2009	7,924
7,130,000	Procter & Gamble International Funding S.C.A	0.000	10/23/2009	7,129
43,800,000	Procter & Gamble International Funding S.C.A	0.000	10/27/2009	43,793
25,190,000	Procter & Gamble International Funding S.C.A	0.000	10/28/2009	25,186
20,000,000	Procter & Gamble International Funding S.C.A	0.000	12/4/2009	19,993
100,000,000	Province of Ontario Canada	0.000	10/7/2009	99,995
30,000,000	Rabobank USA Financial Corp	0.000	10/14/2009	29,994
50,000,000	Rabobank USA Financial Corp	0.000	11/18/2009	49,964
46,635,000	Rabobank USA Financial Corp	0.000	11/25/2009	46,602
24,500,000	Rabobank USA Financial Corp	0.000	12/1/2009	24,490
30,000,000	Rabobank USA Financial Corp	0.000	12/2/2009	29,990
20,000,000	Rabobank USA Financial Corp	0.000	12/8/2009	19,981
32,700,000	Rabobank USA Financial Corp	0.000	1/19/2010	32,673
10,000,000	Rabobank USA Financial Corp	0.000	2/18/2010	9,988
5,414,000	Ranger Funding Co LLC	0.000	11/17/2009	5,412
25,000,000	Ranger Funding Co LLC	0.000	12/10/2009	24,990
25,000,000	Royal Bank of Canada	0.000	11/23/2009	24,993
50,000,000	Royal Bank of Canada	0.000	11/24/2009	49,986
19,200,000	Royal Bank of Canada	0.000	12/24/2009	19,191
18,300,000	Royal Bank of Canada	0.000	12/28/2009	18,291
5,000,000	Royal Bank of Canada	0.000	1/22/2010	4,996
10,000,000	Royal Bank of Canada	0.000	1/25/2010	9,993
25,000,000	Royal Bank of Canada	0.000	2/23/2010	24,976
28,535,000	Royal Bank of Scotland plc	0.000	10/19/2009	28,531
14,740,000	Royal Bank of Scotland plc	0.000	10/29/2009	14,737
27,000,000	Santander Central Hispano Finance Delaware, Inc	0.000	4/9/2010	26,926
25,000,000	Santander Central Hispano Finance Delaware, Inc	0.000	6/3/2010	24,888
25,000,000	Sheffield Receivables Corp	0.000	10/2/2009	25,000
25,000,000	Sheffield Receivables Corp	0.000	10/5/2009	24,999
30,000,000	Sheffield Receivables Corp	0.000	10/16/2009	29,997
35,000,000	Sheffield Receivables Corp	0.000	10/22/2009	34,995
34,200,000	Sheffield Receivables Corp	0.000	10/27/2009	34,195
27,600,000	Sheffield Receivables Corp	0.000	10/28/2009	27,595
5,890,000	Sheffield Receivables Corp	0.000	11/5/2009	5,889
11,140,000	Sheffield Receivables Corp	0.000	11/9/2009	11,138
45,000,000	Sheffield Receivables Corp	0.000	11/16/2009	44,986
31,700,000	Societe Generale North America, Inc	0.000	10/1/2009	31,700
30,000,000	Societe Generale North America, Inc	0.000	10/6/2009	29,999
25,000,000	Societe Generale North America, Inc	0.000	10/15/2009	24,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 20,000,000	Societe Generale North America, Inc	0.000%	10/21/2009	$19,997
20,000,000	Societe Generale North America, Inc	0.000	10/22/2009	19,997
20,000,000	Societe Generale North America, Inc	0.000	10/23/2009	19,997
25,000,000	Societe Generale North America, Inc	0.000	10/26/2009	24,996
30,000,000	Societe Generale North America, Inc	0.000	10/29/2009	29,994
30,000,000	Societe Generale North America, Inc	0.000	11/3/2009	29,989
30,000,000	Societe Generale North America, Inc	0.000	12/1/2009	29,986
50,000,000	Straight-A Funding LLC	0.000	11/18/2009	49,986
16,000,000	Toronto-Dominion Holdings USA, Inc	0.000	2/8/2010	15,971
23,000,000	Toronto-Dominion Holdings USA, Inc	0.000	3/15/2010	22,963
20,000,000	Toronto-Dominion Holdings USA, Inc	0.000	3/23/2010	19,939
20,000,000	Toronto-Dominion Holdings USA, Inc	0.000	4/6/2010	19,932
40,000,000	Toronto-Dominion Holdings USA, Inc	0.000	5/14/2010	39,878
50,000,000	Toyota Motor Credit Corp	0.000	10/6/2009	49,998
50,000,000	Toyota Motor Credit Corp	0.000	10/14/2009	49,996
30,000,000	Toyota Motor Credit Corp	0.000	10/15/2009	29,998
20,000,000	Toyota Motor Credit Corp	0.000	10/19/2009	19,998
50,000,000	Toyota Motor Credit Corp	0.000	10/29/2009	49,992
20,000,000	Toyota Motor Credit Corp	0.000	11/9/2009	19,995
15,000,000	Unilever Capital Corp	0.000	10/9/2009	15,000
3,300,000	Unilever Capital Corp	0.000	10/13/2009	3,300
20,000,000	Unilever Capital Corp	0.000	10/14/2009	19,999
14,600,000	Unilever Capital Corp	0.000	10/15/2009	14,599
25,000,000	Variable Funding Capital Co LLC	0.000	10/7/2009	24,999
39,700,000	Variable Funding Capital Co LLC	0.000	10/20/2009	39,696
24,500,000	Variable Funding Capital Co LLC	0.000	11/3/2009	24,494
25,000,000	Variable Funding Capital Co LLC	0.000	11/12/2009	24,992
23,158,000	Variable Funding Capital Co LLC	0.000	11/17/2009	23,150
20,000,000	Variable Funding Capital Co LLC	0.000	11/30/2009	19,992
29,518,000	Variable Funding Capital Co LLC	0.000	12/16/2009	29,505
40,000,000	Yorktown Capital LLC	0.000	11/20/2009	39,988
35,000,000	Yorktown Capital LLC	0.000	12/16/2009	34,980
10,000,000	Yorktown Capital LLC	0.000	12/17/2009	9,994
25,000,000	Yorktown Capital LLC	0.000	12/18/2009	24,988

	TOTAL COMMERCIAL PAPER			5,403,060

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 32.43%
	Federal Farm Credit Bank (FFCB)
6,000,000	FFCB	0.000	4/19/2010	5,985
4,000,000	FFCB	0.000	4/21/2010	3,991
12,285,000	FFCB	0.000	10/13/2009	12,284
1,900,000	FFCB	0.000	11/20/2009	1,898
10,000,000	FFCB	0.000	11/24/2009	9,996
10,500,000	FFCB	0.000	12/1/2009	10,494
20,000,000	FFCB	0.000	12/11/2009	19,966
	Federal Home Loan Bank (FHLB)
39,245,000	FHLB	0.000	12/2/2009	39,234
11,050,000	FHLB	0.000	2/24/2010	11,042
31,123,000	FHLB	0.000	9/16/2010	30,999
1,200,000	FHLB	0.000	1/19/2010	1,199
17,000,000	FHLB	0.000	1/20/2010	16,989
19,550,000	FHLB	0.000	2/1/2010	19,506
15,760,000	FHLB	0.000	2/17/2010	15,740
3,100,000	FHLB	0.000	3/5/2010	3,094
14,780,000	FHLB	0.000	4/1/2010	14,744
30,000,000	FHLB	0.000	4/22/2010	29,887

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 10,000,000	FHLB	0.000%	4/26/2010	$9,964
9,650,000	FHLB	0.000	7/1/2010	9,611
25,000,000	FHLB	0.000	9/15/2010	24,903
11,755,000	FHLB	0.000	9/17/2010	11,709
25,000,000	FHLB	0.000	10/1/2009	25,000
18,880,000	FHLB	0.000	10/2/2009	18,880
30,410,000	FHLB	0.000	10/6/2009	30,409
48,805,000	FHLB	0.000	10/9/2009	48,802
10,000,000	FHLB	0.000	10/13/2009	9,998
5,000,000	FHLB	0.000	10/14/2009	5,000
132,900,000	FHLB	0.000	10/16/2009	132,891
40,000,000	FHLB	0.000	10/20/2009	39,995
70,000,000	FHLB	0.000	10/21/2009	69,988
205,814,000	FHLB	0.000	10/28/2009	205,794
10,000,000	FHLB	0.000	10/30/2009	9,997
88,666,000	FHLB	0.000	11/2/2009	88,630
77,932,000	FHLB	0.000	11/4/2009	77,921
92,717,000	FHLB	0.000	11/6/2009	92,687
68,211,000	FHLB	0.000	11/13/2009	68,193
76,355,000	FHLB	0.000	11/18/2009	76,338
73,809,000	FHLB	0.000	11/20/2009	73,790
33,860,000	FHLB	0.000	11/25/2009	33,851
44,430,000	FHLB	0.000	11/27/2009	44,418
50,000,000	FHLB	0.000	12/1/2009	49,962
14,240,000	FHLB	0.000	12/7/2009	14,221
101,050,000	FHLB	0.000	12/8/2009	100,958
46,400,000	FHLB	0.000	12/11/2009	46,387
40,000,000	FHLB	0.000	12/14/2009	39,940
6,100,000	FHLB	0.000	12/15/2009	6,096
44,402,000	FHLB	0.000	12/16/2009	44,388
45,000,000	FHLB	0.000	12/18/2009	44,985
11,250,000	FHLB	0.000	12/21/2009	11,246
25,000,000	FHLB	0.000	12/9/2009	25,000
18,750,000	FHLB	0.000	6/15/2010	18,749
10,000,000	FHLB	0.000	6/22/2010	9,995
3,445,000	FHLB	0.000	7/13/2010	3,459
	Federal Home Loan Mortgage Corp (FHLMC)
22,375,000	FHLMC	0.000	1/4/2010	22,345
12,632,000	FHLMC	0.000	1/6/2010	12,627
18,000,000	FHLMC	0.000	1/11/2010	17,988
30,000,000	FHLMC	0.000	1/20/2010	29,986
49,300,000	FHLMC	0.000	1/21/2010	49,272
12,835,000	FHLMC	0.000	1/26/2010	12,828
31,400,000	FHLMC	0.000	1/27/2010	31,383
81,744,000	FHLMC	0.000	2/1/2010	81,693
10,000,000	FHLMC	0.000	2/4/2010	9,988
10,000,000	FHLMC	0.000	2/8/2010	9,995
44,000,000	FHLMC	0.000	2/22/2010	43,956
8,799,000	FHLMC	0.000	2/23/2010	8,792
31,000,000	FHLMC	0.000	4/16/2010	30,921
55,460,000	FHLMC	0.000	5/5/2010	55,297
32,660,000	FHLMC	0.000	6/1/2010	32,540
30,000,000	FHLMC	0.000	10/1/2009	30,000
104,887,000	FHLMC	0.000	10/5/2009	104,882
63,597,000	FHLMC	0.000	10/13/2009	63,592
50,000,000	FHLMC	0.000	10/14/2009	49,997

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 86,700,000	FHLMC	0.000%	10/19/2009	$86,687
11,680,000	FHLMC	0.000	10/20/2009	11,679
17,100,000	FHLMC	0.000	10/23/2009	17,095
5,950,000	FHLMC	0.000	10/26/2009	5,949
63,500,000	FHLMC	0.000	11/2/2009	63,488
65,925,000	FHLMC	0.000	11/9/2009	65,903
70,000,000	FHLMC	0.000	11/16/2009	69,958
50,000,000	FHLMC	0.000	11/17/2009	49,961
78,750,000	FHLMC	0.000	11/23/2009	78,718
28,725,000	FHLMC	0.000	11/24/2009	28,715
23,535,000	FHLMC	0.000	11/25/2009	23,516
81,507,000	FHLMC	0.000	11/30/2009	81,484
69,295,000	FHLMC	0.000	12/7/2009	69,228
20,000,000	FHLMC	0.000	12/14/2009	19,988
6,815,000	FHLMC	0.000	12/15/2009	6,812
30,857,000	FHLMC	0.000	12/21/2009	30,809
37,150,000	FHLMC	0.000	12/23/2009	37,087
21,038,000	FHLMC	0.000	12/24/2009	21,014
25,000,000	FHLMC	0.000	12/29/2009	24,967
15,000,000	FHLMC	0.000	12/31/2009	14,977
	Federal National Mortgage Association (FNMA)
19,735,000	FNMA	0.000	1/19/2010	19,704
300,000	FNMA	0.000	1/22/2010	300
48,380,000	FNMA	0.000	2/1/2010	48,338
95,000,000	FNMA	0.000	2/10/2010	94,941
46,315,000	FNMA	0.000	2/22/2010	46,246
107,657,000	FNMA	0.000	4/1/2010	107,354
3,011,000	FNMA	0.000	5/3/2010	3,003
39,360,000	FNMA	0.000	10/1/2009	39,360
37,000,000	FNMA	0.000	10/2/2009	37,000
27,250,000	FNMA	0.000	10/5/2009	27,248
18,000,000	FNMA	0.000	10/7/2009	17,999
50,000,000	FNMA	0.000	10/13/2009	49,990
13,000,000	FNMA	0.000	10/14/2009	12,999
15,800,000	FNMA	0.000	10/16/2009	15,796
50,000,000	FNMA	0.000	10/19/2009	49,983
106,200,000	FNMA	0.000	10/21/2009	106,187
122,898,000	FNMA	0.000	10/26/2009	122,862
8,473,000	FNMA	0.000	10/28/2009	8,470
32,640,000	FNMA	0.000	10/30/2009	32,622
20,630,000	FNMA	0.000	11/4/2009	20,626
5,000,000	FNMA	0.000	11/5/2009	4,997
5,000,000	FNMA	0.000	11/9/2009	4,997
10,000,000	FNMA	0.000	11/12/2009	9,998
18,900,000	FNMA	0.000	11/20/2009	18,896
110,000	FNMA	0.000	11/27/2009	110
15,650,000	FNMA	0.000	12/1/2009	15,630
6,935,000	FNMA	0.000	12/7/2009	6,929
17,955,000	FNMA	0.000	12/14/2009	17,934
25,000,000	FNMA	0.000	12/16/2009	24,993
40,110,000	FNMA	0.000	12/17/2009	40,095
11,460,000	FNMA	0.000	12/21/2009	11,439
27,000,000	FNMA	0.000	12/22/2009	26,967
20,000,000	FNMA	0.000	12/23/2009	19,994
25,000,000	FNMA	0.000	12/28/2009	24,964
13,335,000	FNMA	0.000	12/30/2009	13,315

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 28,685,000		FNMA	0.000%	12/31/2009	$28,673

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			4,508,279

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 6.61%
		Federal Home Loan Bank (FHLB)
100,000,000	i	FHLB	0.120	1/8/2010	100,000
90,000,000	i	FHLB	0.210	1/13/2010	89,995
100,000,000	i	FHLB	0.610	2/2/2010	100,000
42,000,000	i	FHLB	0.770	2/26/2010	42,000
100,000,000	i	FHLB	0.810	3/11/2010	99,997
		Federal Home Loan Mortgage Corp (FHLMC)
100,000,000	i	FHLMC	0.340	2/4/2010	100,000
190,000,000	i	FHLMC	0.320	2/9/2010	190,026
100,000,000	i	FHLMC	0.440	3/26/2010	100,000
		Federal National Mortgage Association (FNMA)
44,385,000	i	FNMA	0.420	1/28/2010	44,448
50,000,000	i	FNMA	0.070	2/26/2010	50,000

		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			916,466

U.S. TREASURY BILLS - 5.92%
113,360,000		United States Cash Management Bill	0.000	6/10/2010	113,021
33,690,000		United States Cash Management Bill	0.000	6/17/2010	33,597
20,000,000		United States Treasury Bill	0.000	10/8/2009	19,999
37,105,000		United States Treasury Bill	0.000	10/22/2009	37,093
212,315,000		United States Treasury Bill	0.000	11/19/2009	212,185
63,000,000		United States Treasury Bill	0.000	12/17/2009	62,954
8,550,000		United States Treasury Bill	0.000	1/21/2010	8,544
149,000,000		United States Treasury Bill	0.000	2/11/2010	148,863
64,792,000		United States Treasury Bill	0.000	2/18/2010	64,730
121,667,000		United States Treasury Bill	0.000	3/4/2010	121,586

		TOTAL U.S. TREASURY BILLS			822,572

		TOTAL SHORT-TERM INVESTMENTS			13,702,574

		(Cost $13,702,574)

		TOTAL PORTFOLIO - 99.98%			13,893,682
		(Cost $13,893,682)
		OTHER ASSETS & LIABILITIES, NET - 0.02%			2,250

		NET ASSETS - 100.00%			$13,895,932

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	plc	Public Limited Company

	i	Floating rate or variable rate securities reflects the rate in effect as of September 30, 2009.
	p	Security participated in the FDIC Temporary Liquidity Guarantee Program.

		Cost amounts are in thousands.

		At September 30, 2009, the net unrealized appreciation on investment was $0, consisting of gross unrealized appreciation of $0 and gross unrealized depreciation of $0.

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (unaudited)

Note 1—significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account) investments in securities are recorded at their estimated fair value as described in the valuation of investments note to schedule of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date.

Dollar rolls transactions: The Accounts may enter into mortgage dollar rolls in which the Account sells mortgage securities for delivery in the current month, realizing a gain(loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Repurchase agreements: The Accounts enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions to earn additional income.

Lending Accounts’ securities exposes the Accounts to counterparty and cash collateral investment risks. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned, subject to daily market fluctuations.

Cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the TIAA-CREF Investment Management, LLC “TCIM”. The Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts may invest in the State Street Navigator Securities Lending Portfolio. As of September 30, 2009, there were no securities lending for those Accounts. The cash collateral for the Social Choice Account is invested in short-term instruments by TCIM.

At September 30, 2009, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows:

Account	Market Value of Collateral	Amounts owed to Lending Counterparties

Stock	$3,554,783,961	$3,594,346,503
Global Equities	667,966,641	674,985,213
Social Choice	269,405,922	262,236,572

Futures contracts: The Accounts are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Accounts may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities purchased on a when-issued or delayed delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—valuation of investments

Portfolio Investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts major categories of assets and liabilities measured at fair value follows.

Exchange-traded equity securities, common & preferred stock - Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities - Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments - Short-term investments (other than those in the Money Market Account) with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. .Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Account are valued at amortized cost. Prior to May 1, 2009, short-term investments in the Money Market Account with maturities in excess of 60 days were valued in the same manner as debt securities. Money Market Account investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies - These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts - Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

As of September 30, 100% of the investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of September 30, 2009:

Account	Level 1	Level 2	Level 3	Total
Stock
Domestic Common Stocks	$65,330,255,112	$-	$12,621,685	$65,342,876,797
Foreign Common Stocks
Administartion of Economic Programs	-	3,186,197	-	3,186,197
Agricultural Production-Crops	-	130,358	-	130,358
Agricultural Services	-	2,352,407	-	2,352,407
Amusement And Recreation Services	13,378,916	134,021,173	-	147,400,089
Apparel And Accessory Stores	7,798,040	95,045,140	-	102,843,180
Apparel And Other Textile Products	-	32,976,128	-	32,976,128
Auto Repair, Services And Parking	-	60,887,969	-	60,887,969
Automotive Dealers And Service Stations	-	20,343,465	-	20,343,465
Building Materials And Garden Supplies	-	26,635,553	-	26,635,553
Business Services	80,799,957	854,955,461	-	935,755,418
Chemicals And Allied Products	321,514,843	2,307,082,082	-	2,628,596,925
Coal Mining	-	136,950,167	-	136,950,167
Communications	47,472,270	1,642,887,338	-	1,690,359,608
Depository Institutions	43,817,795	4,085,250,412	-	4,129,068,207
Eating And Drinking Places	-	143,209,680	-	143,209,680
Educational Services	-	14,740,611	-	14,740,611
Electric, Gas, And Sanitary Services	4,738,712	1,281,420,152	-	1,286,158,864
Electronic And Other Electric Equipment	30,060,055	1,339,365,032	-	1,369,425,087
Engineering And Management Services	18,451,904	237,253,505	-	255,705,409
Environmental Quality and Housing	-	856,291	-	856,291
Executive, Legislative and General	-	988,404	-	988,404
Fabricated Metal Products	-	70,979,510	-	70,979,510
Fishing, Hunting and Trapping	-	426,235	-	426,235
Food And Kindred Products	22,272,223	1,087,838,216	-	1,110,110,439
Food Stores	-	355,295,749	-	355,295,749
Forestry	-	99,078	-	99,078
Furniture And Fixtures	-	4,670,872	-	4,670,872
Furniture And Home Furnishings Stores	-	56,869,435	-	56,869,435
General Building Contractors	-	279,339,990	-	279,339,990
General Merchandise Stores	-	174,323,167	-	174,323,167
Health Services	2,772,519	49,444,350	-	52,216,869
Heavy Construction, Except Building	-	212,949,803	-	212,949,803
Holding And Other Investment Offices	15,984	502,540,702	-	502,556,686
Hotels And Other Lodging Places	-	75,674,074	-	75,674,074
Industrial Machinery And Equipment	2,433,313	728,817,247	-	731,250,560
Instruments And Related Products	3,908,194	266,875,140	-	270,783,334
Insurance Agents, Brokers And Service	-	90,153,519	-	90,153,519
Insurance Carriers	38,762,142	913,700,893	-	952,463,035
Justic, Public Order and Safety	-	2,581,380	-	2,581,380
Leather And Leather Products	-	52,724,250	-	52,724,250
Local and Interurban Passenger Transit	-	14,719,493	-	14,719,493
Lumber and Wood Products	-	15,103,196	-	15,103,196
Metal Mining	176,319,820	1,402,133,835	-	1,578,453,655
Miscellaneous Manufacturing Industries	-	62,693,744	-	62,693,744
Miscellaneous Repair Services	-	204,913	-	204,913
Miscellaneous Retail	8,782,003	157,269,811	-	166,051,814
Motion Pictures	-	16,221,057	-	16,221,057
Nondepository Institutions	7,308,920	418,409,971	-	425,718,891
Nonmetallic Minerals, Except Fuels	-	46,872,002	-	46,872,002
Oil And Gas Extraction	149,303,416	1,120,608,036	-	1,269,911,452
Paper And Allied Products	-	116,347,980	-	116,347,980
Personal Services	-	21,015,661	-	21,015,661
Petroleum And Coal Products	179,010,041	1,049,676,565	-	1,228,686,606
Pipelines, Except Natural Gas	-	34,564,912	-	34,564,912
Primary Metal Industries	23,261,930	453,054,918	-	476,316,848
Printing And Publishing	3,418,594	183,014,045	-	186,432,639
Railroad Transportation	-	166,234,555	-	166,234,555
Real Estate	2,276,654	509,445,432	-	511,722,086
Rubber And Miscellaneous Plastic Products	-	271,815,507	-	271,815,507
Security And Commodity Brokers	-	601,151,378	-	601,151,378
Social Services	-	3,525,742	-	3,525,742
Special Trade Contractors	-	21,569,846	-	21,569,846
Stone, Clay, And Glass Products	1,911,835	230,770,507	-	232,682,342
Textile Mill Products	-	27,392,331	-	27,392,331
Tobacco Products	437,789,281	265,256,021	-	703,045,302

Account	Level 1	Level 2	Level 3	Total
Stock
Transportation By Air	13,361,640	84,479,415	-	97,841,055
Transportation Equipment	51,579,636	1,079,042,880	-	1,130,622,516
Transportation Services	697,361	63,276,854	-	63,974,215
Trucking And Warehousing	-	139,349,507	-	139,349,507
Water Transportation	14,766,878	104,471,206	-	119,238,084
Wholesale Trade-Durable Goods	4,866,490	664,936,782	-	669,803,272
Wholesale Trade-Nondurable Goods	94,089,818	335,482,043	-	429,571,861
Preferred Stocks
Food And Kindred Products	-	15,019,429	-	15,019,429
Holding And Other Investment Offices	-	6,153,476	-	6,153,476
Security And Commodity Brokers	-	2,797,963	-	2,797,963
Transportation By Air	-	302	-	302
Government Bonds	-	344,589	-	344,589
Rights / Warrants	98,664	5,709,327	-	5,807,991
Short-term Investments	-	3,733,327,021	-	3,733,327,021
Total	$67,137,294,960	30,789,303,387	12,621,685	$97,939,220,032
Global Equities
Domestic Common Stocks
Amusement And Recreation Services	$12,197,313	$-	$-	$12,197,313
Apparel And Accessory Stores	47,464,193	-	-	47,464,193
Apparel And Other Textile Products	17,169,205	-	-	17,169,205
Auto Repair, Services And Parking	1,650,285	-	-	1,650,285
Automotive Dealers And Service Stations	4,443,229	-	-	4,443,229
Building Materials And Garden Supplies	37,421,323	-	-	37,421,323
Business Services	432,468,279	-	-	432,468,279
Chemicals And Allied Products	446,940,215	-	-	446,940,215
Coal Mining	8,678,977	-	-	8,678,977
Communications	238,103,814	-	-	238,103,814
Depository Institutions	269,329,338	-	-	269,329,338
Eating And Drinking Places	46,087,357	-	-	46,087,357
Educational Services	11,102,818	-	-	11,102,818
Electric, Gas, And Sanitary Services	219,044,548	-	-	219,044,548
Electronic And Other Electric Equipment	505,786,693	-	-	505,786,693
Engineering And Management Services	28,753,225	-	-	28,753,225
Fabricated Metal Products	30,238,485	-	-	30,238,485
Food And Kindred Products	199,561,375	-	-	199,561,375
Food Stores	15,048,829	-	-	15,048,829
Forestry	5,385,087	-	-	5,385,087
Furniture And Fixtures	3,981,826	-	-	3,981,826
Furniture And Home Furnishings Stores	17,775,636	-	-	17,775,636
General Building Contractors	13,566,236	-	-	13,566,236
General Merchandise Stores	129,744,536	-	-	129,744,536
Health Services	68,234,389	-	-	68,234,389
Heavy Construction, Except Building	1,263,062	-	-	1,263,062
Holding And Other Investment Offices	384,355,291	-	-	384,355,291
Hotels And Other Lodging Places	19,630,431	-	-	19,630,431
Industrial Machinery And Equipment	403,708,546	-	-	403,708,546
Instruments And Related Products	159,530,113	-	-	159,530,113
Insurance Agents, Brokers And Service	12,996,855	-	-	12,996,855
Insurance Carriers	313,178,536	-	-	313,178,536
Leather And Leather Products	6,786,853	-	-	6,786,853
Legal Services	891,529	-	-	891,529
Metal Mining	25,529,998	-	-	25,529,998
Miscellaneous Manufacturing Industries	13,821,034	-	-	13,821,034
Miscellaneous Retail	86,890,416	-	-	86,890,416
Motion Pictures	53,302,215	-	-	53,302,215
Nondepository Institutions	46,732,254	-	-	46,732,254
Nonmetallic Minerals, Except Fuels	994,509	-	-	994,509
Oil And Gas Extraction	347,772,477	-	-	347,772,477
Paper And Allied Products	24,405,378	-	-	24,405,378
Personal Services	3,208,886	-	-	3,208,886
Petroleum And Coal Products	269,081,244	-	-	269,081,244
Pipelines, Except Natural Gas	5,234,808	-	-	5,234,808
Primary Metal Industries	31,862,873	-	-	31,862,873
Printing And Publishing	8,301,121	-	-	8,301,121
Railroad Transportation	40,995,822	-	-	40,995,822
Real Estate	1,290,732	-	-	1,290,732
Rubber And Miscellaneous Plastic Products	6,711,305	-	-	6,711,305
Security And Commodity Brokers	184,322,182	-	-	184,322,182

Account	Level 1	Level 2	Level 3	Total

Special Trade Contractors	653,764	-	-	653,764
Stone, Clay, And Glass Products	19,164,123	-	-	19,164,123
Textile Mill Products	528,024	-	-	528,024
Tobacco Products	31,433,749	-	-	31,433,749
Transportation By Air	21,751,200	-	-	21,751,200
Transportation Equipment	111,035,484	-	-	111,035,484
Transportation Services	6,698,633	-	-	6,698,633
Trucking And Warehousing	13,385,817	-	-	13,385,817
Water Transportation	4,723,377	-	-	4,723,377
Wholesale Trade-Durable Goods	6,564,695	-	-	6,564,695
Wholesale Trade-Nondurable Goods	28,472,253	-	-	28,472,253
Foreign Common Stocks	265,926,095	6,421,380,070	-	6,687,306,165
Rights / Warrants	161,786	1,292,281	-	1,454,067
Short-term Investments	-	689,011,068	-	689,011,068

Total	$6,217,121,731	7,111,683,419	-	$13,328,805,150

Growth
Domestic Common Stocks	$10,327,323,651	$-	$-	$10,327,323,651
Foreign Common Stocks
Business Services	43,878,503	-	-	43,878,503
Chemicals and Allied Products	164,080,974	16,670,240	-	180,751,214
Electronic and Other Electric Equipment	39,477,031	5,240,653	-	44,717,684
Engineering And Management Services	40,505,972	-	-	40,505,972
Food and Kindred Products	-	13,635,440	-	13,635,440
Hotels and Other Lodging Places	-	672,169	-	672,169
Metal Mining	44,398,586	8,520,470	-	52,919,056
Oil and Gas Extraction	13,180,139	17,620,678	-	30,800,817
Petroleum and Coal Products	8,515,722	-	-	8,515,722
Primary Metal Industries	-	11,117,148	-	11,117,148
Tobacco Products	135,389,777	-	-	135,389,777
Transportation By Air	1,448,461	-	-	1,448,461
Water Transportation	457,367	-	-	457,367
Short-term Investments	-	124,638,120	-	124,638,120
Futures *	1,884,489	-	-	1,884,489

Total	$10,820,540,672	198,114,918	-	$11,018,655,590

Equity Index
Domestic Common Stocks	$8,886,397,320	$-	$-	$8,886,397,320
Short-term Investments	-	1,399,853	-	1,399,853
Futures *	206,534	-	-	206,534

Total	8,886,603,854	1,399,853	-	$8,888,003,707

Bond Market
Corporate Bonds	$-	$3,122,471,831	$-	$3,122,471,831
Government Bonds	-	6,188,725,695	-	6,188,725,695
Municipal Bonds	-	2,093,980		2,093,980
Mutual Funds	4,719,757	-		4,719,757
Structured Assets	-	687,040,444	-	687,040,444
Preferred Stocks	3,310,349	-	-	3,310,349
Short-term Investments	-	1,003,324,965	-	1,003,324,965

Total	$8,030,106	11,003,656,915	-	$11,011,687,021

Social Choice
Corporate Bonds	$-	$964,537,035	$-	$964,537,035
Government Bonds	-	1,872,509,557	-	1,872,509,557
Municipal Bonds	-	128,085,378	-	128,085,378
Structured Assets	-	211,373,049	-	211,373,049
Domestic Common Stocks	3,869,760,361	-	-	3,869,760,361
Foreign Common Stocks
Apparel And Accessory Stores	-	9,392,342	-	9,392,342
Automotive Dealers And Service Stations	-	1,799,455	-	1,799,455
Building Materials And Garden Supplies	-	895,528	-	895,528
Business Services	-	22,205,238	-	22,205,238
Chemicals And Allied Products	-	135,503,104	-	135,503,104
Communications	-	59,178,155	-	59,178,155
Depository Institutions	-	176,282,653	-	176,282,653
Eating And Drinking Places	-	2,662,518	-	2,662,518
Educational Services	-	1,504,818	-	1,504,818
Electric, Gas, And Sanitary Services	-	70,581,152	-	70,581,152
Electronic And Other Electric Equipment	-	38,595,702	-	38,595,702
Engineering And Management Services	-	26,914,521	-	26,914,521
Fabricated Metal Products	-	3,207,832	-	3,207,832
Food And Kindred Products	-	27,305,464	-	27,305,464
Food Stores	-	23,798,592	-	23,798,592
General Building Contractors	-	12,277,314	-	12,277,314
General Merchandise Stores	-	9,065,445	-	9,065,445
Heavy Construction, Except Building	-	6,012,693	-	6,012,693
Holding And Other Investment Offices	-	1,438,550	-	1,438,550
Hotels And Other Lodging Places	-	7,301,991	-	7,301,991

Account	Level 1	Level 2	Level 3	Total

Industrial Machinery And Equipment	-	32,180,672	-	32,180,672
Instruments And Related Products	-	11,725,371	-	11,725,371
Insurance Agents, Brokers And Service	-	5,492,115	-	5,492,115
Insurance Carriers	-	49,605,185	-	49,605,185
Local and Interurban Passenger Transit	-	1,587,322	-	1,587,322
Metal Mining	-	26,753,620	-	26,753,620
Miscellaneous Manufacturing Industries	-	1,459,932	-	1,459,932
Miscellaneous Retail	-	9,093,633	-	9,093,633
Nonmetallic Minerals, Except Fuels	-	3,655,147	-	3,655,147
Oil And Gas Extraction	-	27,845,634	-	27,845,634
Paper And Allied Products	-	6,305,542	-	6,305,542
Petroleum And Coal Products	-	77,491,923	-	77,491,923
Pipelines, Except Natural Gas	-	4,522,474	-	4,522,474
Primary Metal Industries	-	18,999,478	-	18,999,478
Printing And Publishing	-	19,560,818	-	19,560,818
Railroad Transportation	-	10,102,007	-	10,102,007
Real Estate	-	25,615,541	-	25,615,541
Rubber And Miscellaneous Plastic Products	-	6,078,107	-	6,078,107
Security And Commodity Brokers	-	21,109,824	-	21,109,824
Stone, Clay, And Glass Products	-	19,535,475	-	19,535,475
Tobacco Products	-	3,122,363	-	3,122,363
Transportation Equipment	-	49,588,423	-	49,588,423
Transportation Services	-	5,910,451	-	5,910,451
Trucking And Warehousing	-	11,452,673	-	11,452,673
Water Transportation	-	2,021,066	-	2,021,066
Wholesale Trade-Durable Goods	-	28,191,500	-	28,191,500
Wholesale Trade-Nondurable Goods	-	15,736,151	-	15,736,151
Preferred Stocks	1,614,934	-	-	1,614,934
Rights / Warrants	136,330	-	-	136,330
Short-term Investments	-	587,798,598	-	587,798,598

Total	$3,871,511,625	4,894,969,131	-	$8,766,480,756

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Stock
Investments in
Securities
Balance as of (December 31, 2008)	$14,829,327
Realized Gain/Loss	-
Change in Unrealized Appreciation/Depreciation	(2,104,199)
Gross Purchases	(98,487)
Gross Sales	-
Transfers into Level 3	-
Transfers out of Level 3	(4,956)
Balance as of (September 30, 2009)	$12,621,685

Equity Index
Investments in
Securities
Balance as of (December 31, 2008)	$341
Realized Gain/Loss	-
Change in Unrealized Appreciation/Depreciation	7,502
Gross Purchases	-
Gross Sales	-
Transfers into Level 3	-
Transfers out of Level 3	(7,843)
Balance as of (September 30, 2009)	$-

*	Futures contracts are derivatives instruments not reflected in the schedule of investments.
They are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Schedule of Investments for a detailed breakout by industry.

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 18, 2009	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 18, 2009	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 18, 2009	By:	Georganne C. Proctor

Georganne C. Proctor
Executive Vice President and
Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99.Cert.)